UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21265
Invesco Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Aerospace & Defense ETF
PPA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Aerospace & Defense ETF	$69	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the aerospace and defense industry outperformed the broader market. In addition to the Fund's focus on aerospace and defense stocks, its security selection led to a performance tailwind compared to the S&P Composite 1500® Aerospace & Defense Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the SPADE® Defense Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.20%, differed from the return of the Index, 39.02%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Industry Allocations |  Aerospace & defense industry, followed by the electronic equipment instruments & components and machinery industries, respectively.
Positions | General Electric Co., an aerospace & defense company, and RTX Corp., an aerospace & defense company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Booz Allen Hamilton Holding Corp., a professional services company, and Axon Enterprise, Inc., an aerospace & defense company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Aerospace & Defense ETF — NAV Return	38.20%	18.18%	17.51%
SPADE® Defense Index	39.02%	18.80%	18.15%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Aerospace & Defense Index	34.30%	16.26%	14.78%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,014,351,302
Total number of portfolio holdings	63
Total advisory fees paid	$33,684,796
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Boeing Co. (The)	9.11%
General Electric Co.	7.85%
RTX Corp.	7.13%
Lockheed Martin Corp.	6.39%
General Dynamics Corp.	4.52%
Northrop Grumman Corp.	4.46%
Honeywell International, Inc.	4.39%
Howmet Aerospace, Inc.	4.18%
L3Harris Technologies, Inc.	3.76%
Parker-Hannifin Corp.	3.74%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PPA-AR
Invesco Aerospace & Defense ETF

Invesco AI and Next Gen Software ETF
IGPT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AI and Next Gen Software ETF	$83	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for a majority of the year, while increasingly rotating back toward artificial intelligence (AI)-linked themes. Renewed AI investment momentum benefited companies tied to next-generation software development and broader AI buildout. As a result, the Fund outperformed the S&P Composite 1500® Software & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Software Development Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 90.27%, differed from the return of the Index, 90.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the interactive media & services and technology hardware storage & peripherals sub-industries, respectively.
Positions | Micron Technology, Inc., a semiconductors company, and SK hynix Inc., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations |  Application software sub-industry, followed by the health care equipment sub-industry.
Positions | Strategy Inc., Class A, an application software company, and Adobe, Inc., an application software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AI and Next Gen Software ETF — NAV Return	90.27%	8.97%	19.53%
Blended - Invesco AI and Next Gen Software Benchmark	90.29%	9.14%	20.00%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Software & Services Index	-6.51%	5.83%	16.02%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco AI and Next Gen Software Benchmark reflects the performance of the Dynamic Software Intellidex® Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$875,307,932
Total number of portfolio holdings	102
Total advisory fees paid	$2,960,138
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SK hynix, Inc.	9.02%
Micron Technology, Inc.	8.10%
Alphabet, Inc., Class A	8.05%
Intel Corp.	7.11%
NVIDIA Corp.	6.92%
Advanced Micro Devices, Inc.	6.40%
Meta Platforms, Inc., Class A	4.76%
QUALCOMM, Inc.	3.55%
Intuitive Surgical, Inc.	3.41%
Western Digital Corp.	3.19%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IGPT-AR
Invesco AI and Next Gen Software ETF

Invesco Biotechnology & Genome ETF
PBE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Biotechnology & Genome ETF	$68	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the health care sector underperformed the broader market. The Fund's multi-factor methodology led to security selection performance tailwind compared to the S&P Composite 1500® Biotechnology Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Biotech & Genome Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.08%, differed from the return of the Index, 29.70%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Biotechnology sub-industry, followed by the pharmaceuticals and life sciences tools & services sub-industries, respectively.
Positions | United Therapeutics Corp., a biotechnology company, and Exact Sciences Corp., a health care equipment company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  No sub-industry detracted from the Fund's performance during the period.
Positions | Akebia Therapeutics, Inc., a biotechnology company (no longer held at fiscal year-end), and TG Therapeutics, Inc., a biotechnology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Biotechnology & Genome ETF — NAV Return	29.08%	1.34%	7.54%
Dynamic Biotech & Genome Intellidex® Index	29.70%	1.90%	7.99%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Biotechnology Index	16.09%	9.43%	8.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$247,382,190
Total number of portfolio holdings	33
Total advisory fees paid	$1,192,501
Portfolio turnover rate	103%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
United Therapeutics Corp.	6.28%
Illumina, Inc.	5.37%
Biogen, Inc.	5.05%
Incyte Corp.	4.91%
Alnylam Pharmaceuticals, Inc.	4.84%
Regeneron Pharmaceuticals, Inc.	4.77%
Amgen, Inc.	4.71%
Gilead Sciences, Inc.	4.62%
BioCryst Pharmaceuticals, Inc.	3.42%
Catalyst Pharmaceuticals, Inc.	3.30%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBE-AR
Invesco Biotechnology & Genome ETF

Invesco Bloomberg Analyst Rating Improvers ETF
UPGD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Analyst Rating Improvers ETF	$43	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, companies included in the Bloomberg ANR Improvers Index pursuant to the proprietary security selection methodology generally underperformed the broader stock market, although certain holdings performed well relative to the S&P MidCap 400® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg ANR Improvers Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 15.89%, differed from the return of the Index, 16.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the consumer discretionary and information technology sectors, respectively.
Positions | Caterpillar, Inc., an industrials company, and Intel Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the financials and materials sectors, respectively.
Positions | Gartner, Inc., an information technology company (no longer held at fiscal year-end), and DocuSign, Inc., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return	15.89%	6.16%	9.77%
Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark	16.40%	6.63%	10.41%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P MidCap 400® Index	29.49%	7.60%	11.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 18, 2018, Guggenheim Raymond James SB-1 Equity ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Raymond James SB-1 Equity ETF and the Fund.
- The Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark reflects the performance of the Raymond James SB-1 Equity Index, the Fund's former underlying index, prior to March 25, 2024, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$112,553,766
Total number of portfolio holdings	52
Total advisory fees paid	$432,649
Portfolio turnover rate	170%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	4.22%
Caterpillar, Inc.	2.40%
F5, Inc.	2.37%
Cummins, Inc.	2.30%
Airbnb, Inc., Class A	2.29%
Dick's Sporting Goods, Inc.	2.27%
Old Dominion Freight Line, Inc.	2.22%
NetApp, Inc.	2.22%
American Electric Power Co., Inc.	2.19%
Trane Technologies PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-UPGD-AR
Invesco Bloomberg Analyst Rating Improvers ETF

Invesco Bloomberg MVP Multi-factor ETF
BMVP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg MVP Multi-factor ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities delivered solid performance and ultimately pushed to new highs despite bouts of volatility tied to geopolitical developments. The market's leadership remained heavily influenced by large-cap growth-oriented sectors such as information technology and communication services. The Fund's multi-factor approach resulted in an underweight allocation to mega-capitalization securities, creating a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg MVP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 13.22%, differed from the return of the Index, 13.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the utilities and health care sectors, respectively.
Positions | Cummins Inc., an industrials company, and Vistra Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Cognizant Technology Solutions Corp., Class A, an information technology company (no longer held at fiscal year-end), and Broadridge Financial Solutions, Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg MVP Multi-factor ETF — NAV Return	13.22%	6.52%	9.63%
Blended - Invesco Bloomberg MVP Multi-Factor Benchmark	13.48%	6.91%	10.19%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco Bloomberg MVP Multi-Factor Benchmark reflects the performance of the Dynamic Market Intellidex Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$102,131,254
Total number of portfolio holdings	57
Total advisory fees paid	$304,661
Portfolio turnover rate	176%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	2.35%
Jabil, Inc.	2.23%
Cummins, Inc.	2.19%
Cisco Systems, Inc.	2.07%
Ferguson Enterprises, Inc.	2.02%
FedEx Corp.	1.99%
CDW Corp.	1.99%
Synchrony Financial	1.97%
Principal Financial Group, Inc.	1.97%
United Parcel Service, Inc., Class B	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BMVP-AR
Invesco Bloomberg MVP Multi-factor ETF

Invesco Building & Construction ETF
PKB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Building & Construction ETF	$73	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the materials sector lagged the broader market. The Fund's multi-factor methodology led to an overweight in construction material stocks, which created a performance headwind compared to the S&P Composite 1500® Construction & Engineering Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Building & Construction Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 54.66%, differed from the return of the Index, 55.61%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Construction & engineering sub-industry, followed by the building products and construction materials sub-industries, respectively.
Positions | Comfort Systems USA, Inc., a construction & engineering company, and Tutor Perini Corp., a construction & engineering company.
What detracted from performance?
Sub-Industry Allocations |  Home improvement retail sub-industry, followed by the other specialty retail sub-industry.
Positions | Champion Homes, Inc., a homebuilding company, and Tractor Supply Co., a specialty retail company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Building & Construction ETF — NAV Return	54.66%	16.45%	16.16%
Dynamic Building & Construction Intellidex® Index	55.61%	17.14%	16.88%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Construction & Engineering Index	139.30%	38.67%	26.71%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$456,743,973
Total number of portfolio holdings	33
Total advisory fees paid	$1,540,222
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	6.39%
Johnson Controls International PLC	5.15%
CRH PLC	4.92%
Vulcan Materials Co.	4.84%
Martin Marietta Materials, Inc.	4.53%
Lowe's Cos., Inc.	4.37%
Home Depot, Inc. (The)	4.36%
Amrize Ltd.	4.20%
Argan, Inc.	4.16%
MYR Group, Inc.	4.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PKB-AR
Invesco Building & Construction ETF

Invesco BuyBack AchieversTM ETF
PKW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BuyBack AchieversTM ETF	$70	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the S&P 500® Index primarily due to its underweight allocation to the information technology sector and overweight allocation to the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US BuyBack AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 26.97%, differed from the return of the Index, 27.79%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the industrials and energy sectors, respectively.
Positions | Caterpillar, Inc., an industrials company (no longer held at fiscal year-end), and Marathon Petroleum Corp., an energy company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Fiserv, Inc., a financials company, and Adobe, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco BuyBack AchieversTM ETF — NAV Return	26.97%	10.76%	13.11%
Nasdaq US BuyBack Achievers™ Index	27.79%	11.41%	13.79%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,648,435,473
Total number of portfolio holdings	229
Total advisory fees paid	$7,397,116
Portfolio turnover rate	95%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Citigroup, Inc.	5.35%
Wells Fargo & Co.	4.90%
Adobe, Inc.	4.79%
Johnson Controls International PLC	4.62%
HCA Healthcare, Inc.	3.55%
Marathon Petroleum Corp.	3.48%
General Motors Co.	3.35%
Aflac, Inc.	2.69%
PayPal Holdings, Inc.	2.41%
Carrier Global Corp.	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PKW-AR
Invesco BuyBack AchieversTM ETF

Invesco Dividend AchieversTM ETF
PFM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend AchieversTM ETF	$58	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the Russell 3000® Index primarily due to its security selection within the information technology sector and relative overweight allocation to the health care sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Broad Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.72%, differed from the return of the Index, 22.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and industrials sectors, respectively.
Positions | Broadcom, Inc., an information technology company, and Apple, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Accenture PLC, Class A, an information technology company, and Abbott Laboratories, a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend AchieversTM ETF — NAV Return	21.72%	10.49%	11.74%
Nasdaq US Broad Dividend Achievers™ Index	22.39%	11.07%	12.32%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 3000® Value Index	29.96%	10.09%	11.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$764,161,259
Total number of portfolio holdings	433
Total advisory fees paid	$2,919,012
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.20%
Microsoft Corp.	4.13%
Apple, Inc.	4.09%
Walmart, Inc.	3.84%
Eli Lilly and Co.	3.22%
JPMorgan Chase & Co.	3.08%
Exxon Mobil Corp.	2.35%
Visa, Inc., Class A	2.02%
Johnson & Johnson	2.02%
Oracle Corp.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFM-AR
Invesco Dividend AchieversTM ETF

Invesco Dorsey Wright Basic Materials Momentum ETF
PYZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Basic Materials Momentum ETF	$77	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the materials sector underperformed the broader market. The Fund's momentum methodology led to an overweight in aerospace & defense stocks, which created a performance tailwind compared to the S&P 500® Materials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Basic Materials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 56.23%, differed from the return of the Index, 57.18%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Gold sub-industry, followed by the specialty chemicals and aerospace & defense sub-industries, respectively.
Positions | Coeur Mining, Inc., a gold company, and Carpenter Technology Corp., an aerospace & defense company.
What detracted from performance?
Sub-Industry Allocations |  Paper products sub-industry, followed by the metal glass & plastic containers and paper & plastic packaging products & materials sub-industries, respectively.
Positions | PureCycle Technologies Inc., a commodity chemicals company (no longer held at fiscal year-end), and Ivanhoe Electric Inc., a diversified metals & mining company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return	56.23%	9.45%	10.11%
Dorsey Wright Basic Materials Technical Leaders™ Index	57.18%	10.05%	10.78%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Materials Index	23.85%	6.37%	10.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$102,698,021
Total number of portfolio holdings	45
Total advisory fees paid	$218,241
Portfolio turnover rate	91%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	6.45%
CF Industries Holdings, Inc.	5.32%
ATI, Inc.	4.93%
Alcoa Corp.	3.92%
USA Rare Earth, Inc.	3.83%
Steel Dynamics, Inc.	3.70%
Corteva, Inc.	3.46%
Hecla Mining Co.	3.12%
Albemarle Corp.	3.03%
Solstice Advanced Materials, Inc.	3.01%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PYZ-AR
Invesco Dorsey Wright Basic Materials Momentum ETF

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PEZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$65	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer cyclicals sector underperformed the broader market. The Fund's momentum methodology led to an underweight in broadline retail stocks, which created a performance headwind compared to the S&P 500® Consumer Discretionary Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Cyclicals Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.30%, differed from the return of the Index, 17.93%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Apparel, accessories & luxury goods sub-industry, followed by the movies & entertainment and hotels resorts & cruise lines sub-industries, respectively.
Positions | Tapestry, Inc., an apparel, accessories & luxury goods company, and EchoStar Corp., Class A, a cable & satellite company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Restaurants sub-industry, followed by the home furnishing retail and apparel retail sub-industries, respectively.
Positions | American Eagle Outfitters, Inc., an apparel retail company (no longer held at fiscal year-end), and Brinker International, Inc., a restaurants company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return	17.30%	2.86%	9.56%
Dorsey Wright Consumer Cyclicals Technical Leaders™ Index	17.93%	3.42%	10.12%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Consumer Discretionary Index	25.23%	7.19%	13.16%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$23,276,106
Total number of portfolio holdings	48
Total advisory fees paid	$41,583
Portfolio turnover rate	187%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Tapestry, Inc.	4.08%
Ralph Lauren Corp.	3.56%
Netflix, Inc.	3.54%
Walmart, Inc.	3.53%
Cardinal Health, Inc.	3.51%
Hilton Worldwide Holdings, Inc.	3.40%
Marriott International, Inc., Class A	3.37%
McKesson Corp.	3.34%
Five Below, Inc.	3.24%
Williams-Sonoma, Inc.	2.98%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEZ-AR
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF

Invesco Dorsey Wright Consumer Staples Momentum ETF
PSL | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Consumer Staples Momentum ETF	$61	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer staples sector underperformed the broader market. The Fund's momentum methodology led to an underweight in merchandise retail stocks, which created a performance headwind compared to the S&P 500® Consumer Staples Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Consumer Staples Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.63%, differed from the return of the Index, 4.20%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Food distributors sub-industry, followed by the agricultural products & services and tobacco sub-industries, respectively.
Positions | Casey's General Stores, Inc., a food retail company, and EZCORP, Inc., Class A, a consumer finance company.
What detracted from performance?
Sub-Industry Allocations |  Personal care products sub-industry, followed by the packaged foods & meats and merchandise retail sub-industries, respectively.
Positions | e.l.f. Beauty, Inc., a personal care products company (no longer held at fiscal year-end), and Sprouts Farmers Market, Inc., a food retail company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return	3.63%	4.83%	8.37%
Dorsey Wright Consumer Staples Technical Leaders™ Index	4.20%	5.39%	8.98%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Consumer Staples Index	8.27%	8.72%	8.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$84,076,824
Total number of portfolio holdings	50
Total advisory fees paid	$314,882
Portfolio turnover rate	80%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Casey's General Stores, Inc.	6.12%
Costco Wholesale Corp.	5.38%
US Foods Holding Corp.	4.95%
Church & Dwight Co., Inc.	4.64%
Performance Food Group Co.	3.98%
Kroger Co. (The)	3.76%
Darling Ingredients, Inc.	3.54%
Philip Morris International, Inc.	3.46%
Altria Group, Inc.	3.35%
Monster Beverage Corp.	3.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSL-AR
Invesco Dorsey Wright Consumer Staples Momentum ETF

Invesco Dorsey Wright Energy Momentum ETF
PXI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Energy Momentum ETF	$78	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the energy sector outperformed the broader market. In addition to the Fund's focus on energy stocks, its momentum methodology led to a security selection tailwind in oil & gas refining & marketing stocks compared to the S&P 500® Energy Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Energy Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 61.16%, differed from the return of the Index, 62.06%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Oil & gas refining & marketing sub-industry, followed by the oil & gas equipment & services and oil & gas exploration & production sub-industries, respectively.
Positions | Centrus Energy Corp., Class A, a coal & consumable fuels company (no longer held at fiscal year-end), and Weatherford International PLC, an oil & gas equipment & services company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Steel sub-industry.
Positions | Texas Pacific Land Corp., a oil & gas exploration & production company (no longer held at fiscal year-end), and Ramaco Resources, Inc., Class A, a steel company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Energy Momentum ETF — NAV Return	61.16%	22.41%	6.68%
Dorsey Wright Energy Technical Leaders™ Index	62.06%	23.06%	7.24%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Energy Index	52.40%	24.12%	10.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$84,634,256
Total number of portfolio holdings	45
Total advisory fees paid	$121,183
Portfolio turnover rate	106%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Targa Resources Corp.	6.44%
Marathon Petroleum Corp.	5.33%
Liberty Energy, Inc., Class A	4.04%
Permian Resources Corp.	4.02%
Viper Energy, Inc., Class A	3.81%
Devon Energy Corp.	3.52%
Baker Hughes Co., Class A	3.50%
Transocean Ltd.	3.50%
Williams Cos., Inc. (The)	3.37%
PBF Energy, Inc., Class A	3.35%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXI-AR
Invesco Dorsey Wright Energy Momentum ETF

Invesco Dorsey Wright Financial Momentum ETF
PFI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Financial Momentum ETF	$64	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the financials sector underperformed the broader market. The Fund's momentum methodology led to an overweight in investment banking & brokerage stocks, which created a performance tailwind compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Financials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.77%, differed from the return of the Index, 12.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Investment banking & brokerage sub-industry, followed by the diversified banks and consumer finance sub-industries, respectively.
Positions | Goldman Sachs Group, Inc. (The), an investment banking & brokerage company, and Interactive Brokers Group, Inc., Class A, an investment banking & brokerage company.
What detracted from performance?
Sub-Industry Allocations |  Property & casualty insurance sub-industry, followed by the transaction & payment processing services and multi-sector holdings sub-industries, respectively.
Positions | Sezzle Inc., a transaction & payment processing services company (no longer held at fiscal year-end), and Progressive Corp., a property & casualty insurance company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Financial Momentum ETF — NAV Return	11.77%	4.41%	8.84%
Dorsey Wright Financials Technical Leaders™ Index	12.48%	5.03%	9.51%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Financials Index	8.58%	9.51%	12.89%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$33,712,504
Total number of portfolio holdings	51
Total advisory fees paid	$177,669
Portfolio turnover rate	153%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	5.33%
Interactive Brokers Group, Inc., Class A	4.97%
Morgan Stanley	4.84%
American Healthcare REIT, Inc.	4.41%
Lemonade, Inc.	4.10%
Goldman Sachs Group, Inc. (The)	3.63%
Welltower, Inc.	3.41%
Simon Property Group, Inc.	3.21%
Citigroup, Inc.	3.16%
Ventas, Inc.	3.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFI-AR
Invesco Dorsey Wright Financial Momentum ETF

Invesco Dorsey Wright Healthcare Momentum ETF
PTH | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Healthcare Momentum ETF	$69	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the health care sector underperformed the broader stock market. The Fund's momentum methodology led to better security selection within biotechnology, which created a performance tailwind compared to the S&P 500® Health Care Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Healthcare Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.85%, differed from the return of the Index, 30.64%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Biotechnology sub-industry, followed by the health care services and pharmaceuticals sub-industries, respectively.
Positions | Insmed Inc., a biotechnology company (no longer held at fiscal year-end), and uniQure N.V., a biotechnology company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Health care technology sub-industry, followed by the managed health care sub-industry and life sciences tools & services sub-industries, respectively.
Positions | agilon health, inc., a health care services company (no longer held at fiscal year-end), and Hims & Hers Health, Inc., Class A, a health care services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return	29.85%	0.01%	13.44%
Dorsey Wright Healthcare Technical Leaders™ Index	30.64%	0.46%	14.01%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Health Care Index	5.77%	5.54%	9.61%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$120,908,386
Total number of portfolio holdings	61
Total advisory fees paid	$393,549
Portfolio turnover rate	239%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Praxis Precision Medicines, Inc.	5.06%
Roivant Sciences Ltd.	4.63%
United Therapeutics Corp.	3.42%
Tenet Healthcare Corp.	3.03%
Terns Pharmaceuticals, Inc.	2.85%
Tango Therapeutics, Inc.	2.84%
HCA Healthcare, Inc.	2.76%
Axsome Therapeutics, Inc.	2.63%
Nektar Therapeutics	2.56%
Celcuity, Inc.	2.52%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PTH-AR
Invesco Dorsey Wright Healthcare Momentum ETF

Invesco Dorsey Wright Industrials Momentum ETF
PRN | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Industrials Momentum ETF	$81	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, industrials outperformed the broader stock market. In addition to the Fund's focus on industrials stocks, its momentum methodology led to higher exposure to construction & engineering, which created a performance tailwind compared to the S&P 500® Industrials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Industrials Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 69.39%, differed from the return of the Index, 70.40%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Construction & engineering sub-industry, followed by the aerospace & defense and electronic manufacturing services sub-industries, respectively.
Positions | Comfort Systems USA, Inc., a construction & engineering company, and Rocket Lab Corp., an aerospace & defense company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Construction materials sub-industry, followed by the heavy electrical equipment and transaction & payment processing services sub-industries, respectively.
Positions | Axon Enterprise, Inc., an aerospace & defense company (no longer held at fiscal year-end), and Limbach Holdings, Inc., a construction & engineering company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Industrials Momentum ETF — NAV Return	69.39%	18.21%	18.27%
Dorsey Wright Industrials Technical Leaders™ Index	70.40%	18.87%	18.97%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Industrials Index	34.83%	13.17%	13.74%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$403,306,632
Total number of portfolio holdings	41
Total advisory fees paid	$1,422,839
Portfolio turnover rate	154%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TTM Technologies, Inc.	5.23%
Comfort Systems USA, Inc.	4.85%
Argan, Inc.	4.57%
Quanta Services, Inc.	4.31%
Planet Labs PBC	4.19%
Jabil, Inc.	3.90%
Vicor Corp.	3.76%
ITT, Inc.	3.63%
Cummins, Inc.	3.38%
Caterpillar, Inc.	3.35%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRN-AR
Invesco Dorsey Wright Industrials Momentum ETF

Invesco Dorsey Wright Momentum ETF
PDP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Momentum ETF	$73	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's momentum methodology led to security selection which generally outperformed the broader stock market with certain information technology holdings performing well relative to the Russell 3000® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 36.64%, differed from the return of the Index, 37.51%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and financials sectors, respectively.
Positions | Comfort Systems USA, Inc., an industrials company, and AppLovin Corp., Class A, an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the utilities sector.
Positions | Copart, Inc., an industrials company (no longer held at fiscal year-end), and Hims & Hers Health, Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Momentum ETF — NAV Return	36.64%	9.61%	13.27%
Dorsey Wright Technical Leaders™ Index	37.51%	10.29%	13.98%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
Russell 3000® Growth Index	30.98%	13.23%	17.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,469,366,033
Total number of portfolio holdings	103
Total advisory fees paid	$6,607,809
Portfolio turnover rate	154%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	3.20%
Apple, Inc.	2.98%
Amphenol Corp., Class A	2.95%
Targa Resources Corp.	2.62%
Quanta Services, Inc.	2.43%
Western Digital Corp.	2.36%
Carpenter Technology Corp.	2.22%
ATI, Inc.	2.07%
Ciena Corp.	2.03%
W.W. Grainger, Inc.	1.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDP-AR
Invesco Dorsey Wright Momentum ETF

Invesco Dorsey Wright Technology Momentum ETF
PTF | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Technology Momentum ETF	$87	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, information technology outperformed the broader stock market. In addition to the Fund's focus on information technology stocks, its momentum methodology created a performance tailwind compared to the S&P 500® Information Technology Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Technology Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 89.34%, differed from the return of the Index, 90.01%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Communications equipment sub-industry, followed by the technology hardware, storage & peripherals and semiconductor materials & equipment sub-industries, respectively.
Positions | Lumentum Holdings, Inc., a communications equipment company, and Sandisk Corp., a technology hardware, storage & peripherals company.
What detracted from performance?
Sub-Industry Allocations |  Real estate services sub-industry, followed by the consumer finance and wireless telecommunication services sub-industries, respectively.
Positions | Aeva Technologies, Inc., an electronic equipment & instruments company (no longer held at fiscal year-end), and BitMine Immersion Technologies Inc., an application software company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Technology Momentum ETF — NAV Return	89.34%	18.56%	24.97%
Dorsey Wright Technology Technical Leaders™ Index	90.01%	19.16%	25.63%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Information Technology Index	49.17%	20.77%	25.49%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$581,752,677
Total number of portfolio holdings	41
Total advisory fees paid	$1,669,203
Portfolio turnover rate	217%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	5.71%
NVIDIA Corp.	4.84%
Apple, Inc.	4.55%
Lumentum Holdings, Inc.	4.53%
Western Digital Corp.	4.38%
Ciena Corp.	4.27%
Seagate Technology Holdings PLC	4.14%
Aehr Test Systems	3.69%
Ondas, Inc.	3.29%
Navitas Semiconductor Corp.	3.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PTF-AR
Invesco Dorsey Wright Technology Momentum ETF

Invesco Dorsey Wright Utilities Momentum ETF
PUI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Utilities Momentum ETF	$67	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, utilities underperformed the broader stock market. Despite the Fund's focus on utilities stocks, its momentum methodology improved performance compared to the S&P 500® Utilities Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Utilities Technical LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.81%, differed from the return of the Index, 22.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Electric utilities sub-industry, followed by the heavy electrical equipment and multi-utilities sub-industries, respectively.
Positions | GE Vernova Inc., a heavy electrical equipment company, and Oklo Inc., Class A, an electric utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations |  Passenger airlines sub-industry, followed by the integrated telecommunication services and water utilities sub-industries, respectively.
Positions | Surf Air Mobility, Inc., a passenger airlines company (no longer held at fiscal year-end), and Vistra Corp., an independent power producers & energy traders company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Utilities Momentum ETF — NAV Return	21.81%	9.63%	9.46%
Dorsey Wright Utilities Technical Leaders™ Index	22.40%	10.26%	10.10%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P 500® Utilities Index	22.10%	10.40%	10.39%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$78,277,871
Total number of portfolio holdings	39
Total advisory fees paid	$167,213
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	5.33%
Constellation Energy Corp.	4.40%
ONEOK, Inc.	4.38%
Atmos Energy Corp.	4.17%
NiSource, Inc.	4.08%
Duke Energy Corp.	3.83%
WEC Energy Group, Inc.	3.80%
Sempra	3.62%
DTE Energy Co.	3.39%
Entergy Corp.	3.29%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PUI-AR
Invesco Dorsey Wright Utilities Momentum ETF

Invesco Dow Jones Industrial Average Dividend ETF
DJD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dow Jones Industrial Average Dividend ETF	$8	0.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the Dow Jones Industrial Average Index primarily due to its security selection in and relative underweight allocation to the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dow Jones Industrial Average Yield Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.63%, differed from the return of the Index, 23.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Health care sector, followed by the financials and industrials sectors, respectively.
Positions | Caterpillar, Inc., an industrials company, and Chevron Corp., an energy company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the materials sector.
Positions | NIKE, Inc., Class B, a consumer discretionary company, and Salesforce, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dow Jones Industrial Average Dividend ETF — NAV Return	23.63%	10.33%	12.20%
Dow Jones Industrial Average Yield Weighted Index	23.76%	10.41%	12.33%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
Dow Jones Industrial Average Index	24.17%	10.03%	13.21%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Dow Jones Industrial Average Dividend ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Dow Jones Industrial Average Dividend ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$454,305,469
Total number of portfolio holdings	29
Total advisory fees paid	$267,378
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.80%
UnitedHealth Group, Inc.	7.18%
Chevron Corp.	7.04%
Coca-Cola Co. (The)	4.83%
International Business Machines Corp.	4.76%
Merck & Co., Inc.	4.73%
Cisco Systems, Inc.	4.54%
Procter & Gamble Co. (The)	4.45%
Amgen, Inc.	4.36%
Goldman Sachs Group, Inc. (The)	4.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DJD-AR
Invesco Dow Jones Industrial Average Dividend ETF

Invesco Energy Exploration & Production ETF
PXE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Exploration & Production ETF	$82	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the energy sector benefited from elevated commodity prices. In addition to the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in oil & gas refining & marketing stocks, which created a performance tailwind compared to the S&P Composite 1500® Oil & Gas Exploration & Production Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Energy Exploration & Production Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 61.30%, differed from the return of the Index, 62.22%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Oil & gas exploration & production sub-industry, followed by the oil & gas refining & marketing and integrated oil & gas sub-industries, respectively.
Positions | Valero Energy Corp., an oil & gas refining & marketing company, and Marathon Petroleum Corp., an oil & gas refining & marketing company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industry detracted from the Fund's performance during the period.
Positions | HighPeak Energy Inc., an oil & gas exploration & production company (no longer held at fiscal year-end), and CVR Energy, Inc., an oil & gas refining & marketing company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Exploration & Production ETF — NAV Return	61.30%	23.94%	8.68%
Dynamic Energy Exploration & Production Intellidex® Index	62.22%	24.73%	9.32%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Oil & Gas Exploration & Production Index	44.44%	23.01%	8.62%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$133,730,006
Total number of portfolio holdings	33
Total advisory fees paid	$353,501
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Marathon Petroleum Corp.	5.36%
Valero Energy Corp.	5.35%
Diamondback Energy, Inc.	5.02%
Occidental Petroleum Corp.	4.92%
Phillips 66	4.89%
ConocoPhillips	4.80%
EQT Corp.	4.34%
Expand Energy Corp.	4.17%
Par Pacific Holdings, Inc.	3.68%
APA Corp.	3.27%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXE-AR
Invesco Energy Exploration & Production ETF

Invesco Financial Preferred ETF
PGF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Financial Preferred ETF	$58	0.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, financial issuers benefited from strong fundamentals. Lower yields also aided duration instruments and preferred securities with fixed rates. Because the Fund holds the vast majority of its portfolio in financial preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 6.56%, differed from the return of the Index, 7.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets and insurance industries, respectively.
Positions | Synchrony Financial, Series A, Pfd., 5.625% coupon, a consumer finance company, and JPMorgan Chase & Co., Series EE, Pfd., 6.00% coupon, a banks company.
What detracted from performance?
Industry Allocations |  No industry detracted from the Fund's performance during the period.
Positions | Brighthouse Financial, Inc., Series C, Pfd., 5.375% coupon, an insurance company, and Brighthouse Financial, Inc., Series A, Pfd., 6.60% coupon, an insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Financial Preferred ETF — NAV Return	6.56%	-0.13%	2.68%
Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index	7.16%	0.31%	3.06%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
S&P U.S. Preferred Stock Index	9.42%	2.14%	4.15%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index reflects the performance of the Wells Fargo Hybrid and Preferred Securities Financial Index, the Fund's former underlying index, through June 30, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$718,541,316
Total number of portfolio holdings	102
Total advisory fees paid	$3,848,674
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.76%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.48%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.26%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.13%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.12%
Bank of America Corp., Series GG, Pfd., 6.00%	2.01%
Allstate Corp. (The), Series H, Pfd., 5.10%	1.86%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
Bank of America Corp., Series KK, Pfd., 5.38%	1.80%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.69%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGF-AR
Invesco Financial Preferred ETF

Invesco Food & Beverage ETF
PBJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Food & Beverage ETF	$66	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer staples sector underperformed the broader market. The Fund's multifactor methodology led to an overweight in food distributor stocks, which created a performance tailwind compared to the S&P Composite 1500® Food Beverage & Tobacco Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Food & Beverage Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 8.03%, differed from the return of the Index, 8.77%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Food distributors sub-industry, followed by the agricultural products & services and restaurants sub-industries, respectively.
Positions | United Natural Foods, Inc., a food distributors company, and Monster Beverage Corp., a soft drinks & non-alcoholic beverages company.
What detracted from performance?
Sub-Industry Allocations |  Food retail sub-industry, followed by the packaged foods & meats sub-industry.
Positions | Sprouts Farmers Market, Inc., a food retail company (no longer held at fiscal year-end), and Nomad Foods Ltd., a packaged foods & meats company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Food & Beverage ETF — NAV Return	8.03%	5.59%	5.97%
Dynamic Food & Beverage Intellidex® Index	8.77%	6.29%	6.63%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Food Beverage & Tobacco Index	6.94%	6.63%	6.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$94,416,624
Total number of portfolio holdings	33
Total advisory fees paid	$475,578
Portfolio turnover rate	107%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Archer-Daniels-Midland Co.	5.52%
Corteva, Inc.	5.24%
Mondelez International, Inc., Class A	5.06%
Kroger Co. (The)	4.92%
PepsiCo, Inc.	4.71%
Monster Beverage Corp.	4.54%
Sysco Corp.	4.19%
Hershey Co. (The)	4.06%
United Natural Foods, Inc.	3.57%
Darling Ingredients, Inc.	3.35%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBJ-AR
Invesco Food & Beverage ETF

Invesco Global Listed Private Equity ETF
PSP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Listed Private Equity ETF	$66	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, global listed private equity companies underperformed the broader market. The Fund's stock selection methodology within the capital markets industry created a performance headwind relative to the MSCI ACWI Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities (including American depositary receipts ("ADRs") and global depositary receipts ("GDRs")) that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.97%, differed from the return of the Index, 1.64%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Consumer staples distribution & retail industry, followed by the financial services and industrial conglomerates industries, respectively.
Positions | HAL Trust, a financial services company, and Carlyle Group, Inc. (The), a capital markets company.
What detracted from performance?
Industry Allocations |  Capital markets industry, followed by the IT services industry.
Positions | 3i Group PLC, a capital markets company, and Blue Owl Capital, Inc., a capital markets company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Listed Private Equity ETF — NAV Return	0.97%	1.37%	8.23%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$254,633,174
Total number of portfolio holdings	65
Total advisory fees paid	$1,484,107
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
KKR & Co., Inc., Class A	5.21%
Blackstone, Inc., Class A	5.19%
EQT AB	4.79%
Partners Group Holding AG	4.72%
TPG, Inc.	4.62%
CVC Capital Partners PLC	4.56%
3i Group PLC	4.14%
HAL Trust	4.13%
Blue Owl Capital, Inc.	4.02%
Sofina S.A.	3.74%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSP-AR
Invesco Global Listed Private Equity ETF

Invesco Golden Dragon China ETF
PGJ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Golden Dragon China ETF	$71	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, China's economy remained uneven, with modest growth supported by targeted policy easing and exports, but constrained by ongoing property-sector weakness, soft domestic demand, and cautious consumer and business confidence. Overweight allocations to financials and consumer discretionary sectors were leading detractors from Fund performance compared to the FTSE China 50 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Golden Dragon China IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.19%, differed from the return of the Index, 1.87%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the communication services and information technology sectors, respectively.
Positions | Baidu, Inc., ADR, a communication services company, and NIO, Inc., ADR, a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Financials sector, followed by the industrials and health care sectors, respectively.
Positions | Qfin Holdings, Inc., ADR, a financials company, and BGM Group Ltd., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Golden Dragon China ETF — NAV Return	2.19%	-13.91%	0.33%
Nasdaq Golden Dragon China Index™	1.87%	-13.96%	0.51%
MSCI China Index (Net)	12.42%	-4.49%	5.46%
FTSE China 50 Index	10.11%	-1.52%	4.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$114,648,229
Total number of portfolio holdings	74
Total advisory fees paid	$695,095
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JD.com, Inc., ADR	8.88%
Baidu, Inc., ADR	8.51%
Alibaba Group Holding Ltd., ADR	7.66%
Yum China Holdings, Inc.	7.39%
NetEase, Inc., ADR	5.79%
NIO, Inc., ADR	5.23%
H World Group Ltd., ADR	3.94%
New Oriental Education & Technology Group, Inc., ADR	3.53%
Full Truck Alliance Co. Ltd., ADR	3.52%
Vipshop Holdings Ltd., ADR	3.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGJ-AR
Invesco Golden Dragon China ETF

Invesco High Yield Equity Dividend AchieversTM ETF
PEY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Equity Dividend AchieversTM ETF	$57	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the Dow Jones U.S. Select Dividend Index primarily due to its security selection in the technology hardware storage & peripherals and diversified telecommunication services industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Dividend Achievers 50TM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 19.02%, differed from the return of the Index, 19.63%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the capital markets and leisure products industries, respectively.
Positions | Polaris, Inc., a leisure products company, and LyondellBasell Industries N.V., Class A, a chemicals company.
What detracted from performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the food products and pharmaceuticals industries, respectively.
Positions | Cogent Communications Holdings, Inc., a diversified telecommunication services company (no longer held at fiscal year-end), and Flowers Foods, Inc., a food products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return	19.02%	6.44%	8.74%
Nasdaq US Dividend Achievers 50™ Index	19.63%	6.98%	9.29%
Russell 3000® Index	31.01%	11.91%	14.75%
Dow Jones U.S. Select Dividend Index	26.12%	9.91%	10.91%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,066,079,432
Total number of portfolio holdings	53
Total advisory fees paid	$4,308,892
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Insperity, Inc.	6.20%
LyondellBasell Industries N.V., Class A	4.74%
Robert Half, Inc.	4.07%
Flowers Foods, Inc.	3.52%
Perrigo Co. PLC	3.03%
HP, Inc.	2.61%
Altria Group, Inc.	2.45%
Universal Corp.	2.34%
John Wiley & Sons, Inc., Class A	2.33%
Pfizer, Inc.	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEY-AR
Invesco High Yield Equity Dividend AchieversTM ETF

Invesco International Dividend AchieversTM ETF
PID | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Dividend AchieversTM ETF	$58	0.53%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, international equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the MSCI EAFE® Index primarily due to its security selection in the industrials and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International Dividend AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.37%, differed from the return of the Index, 20.28%, primarily due to income received from the securities lending program in which the Fund participates and positive differences in the tax withholding treatment of dividends between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and utilities sectors, respectively.
Positions | Canadian Natural Resources Ltd., an energy company, and Magna International, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Diageo PLC, ADR, a consumer staples company (no longer held at fiscal year-end), and Novo Nordisk A/S, ADR, a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Dividend AchieversTM ETF — NAV Return	20.37%	9.60%	8.54%
Nasdaq International Dividend Achievers™ Index (Net)	20.28%	9.43%	8.56%
MSCI EAFE® Index (Net)	24.60%	8.83%	8.85%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$928,793,878
Total number of portfolio holdings	65
Total advisory fees paid	$3,520,837
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TELUS Corp.	3.71%
Eni S.p.A., ADR	3.64%
Itau Unibanco Holding S.A., ADR	3.61%
Enbridge, Inc.	3.28%
Novo Nordisk A/S, ADR	3.17%
Brookfield Renewable Partners L.P.	3.02%
British American Tobacco PLC, ADR	2.93%
PT Telkom Indonesia (Persero) Tbk, ADR	2.93%
FinVolution Group, ADR	2.65%
Sanofi S.A., ADR	2.63%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PID-AR
Invesco International Dividend AchieversTM ETF

Invesco Large Cap Growth ETF
PWB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Growth ETF	$68	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, security selection within the information technology and industrials sectors were relative performance tailwinds for the Fund versus the Russell 1000® Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Growth Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 46.75%, differed from the return of the Index, 47.56%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and communication services sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy sector.
Positions | Intuitive Surgical, Inc., a health care company (no longer held at fiscal year-end), and Veeva Systems, Inc., Class A, a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Growth ETF — NAV Return	46.75%	15.70%	17.34%
Dynamic Large Cap Growth Intellidex® Index	47.56%	16.34%	18.02%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 1000® Growth Index	30.63%	13.82%	18.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,914,588,007
Total number of portfolio holdings	52
Total advisory fees paid	$6,913,609
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	5.10%
Broadcom, Inc.	3.94%
Amazon.com, Inc.	3.91%
Alphabet, Inc., Class A	3.80%
Micron Technology, Inc.	3.80%
Palantir Technologies, Inc., Class A	3.32%
Visa, Inc., Class A	3.30%
Microsoft Corp.	3.22%
Walmart, Inc.	3.20%
NVIDIA Corp.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWB-AR
Invesco Large Cap Growth ETF

Invesco Large Cap Value ETF
PWV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Large Cap Value ETF	$64	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, security selection within the financials and health care sectors were relative performance tailwinds for the Fund versus the Russell 1000® Value Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Large Cap Value Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 30.92%, differed from the return of the Index, 31.70%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and health care sectors, respectively.
Positions | Morgan Stanley, a financials company, and Goldman Sachs Group, Inc. (The), a financials company.
What detracted from performance?
Sector Allocations |  Communication services sector.
Positions | Charter Communications, Inc., Class A, a communication services company (no longer held at fiscal year-end), and Uber Technologies, Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Large Cap Value ETF — NAV Return	30.92%	13.16%	11.90%
Dynamic Large Cap Value Intellidex® Index	31.70%	13.79%	12.52%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 1000® Value Index	29.25%	10.29%	11.22%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,479,410,978
Total number of portfolio holdings	51
Total advisory fees paid	$6,134,308
Portfolio turnover rate	110%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
UnitedHealth Group, Inc.	4.33%
Cisco Systems, Inc.	3.75%
Citigroup, Inc.	3.74%
Morgan Stanley	3.62%
Bank of America Corp.	3.40%
JPMorgan Chase & Co.	3.37%
Chevron Corp.	3.34%
Exxon Mobil Corp.	3.31%
Goldman Sachs Group, Inc. (The)	3.28%
Walt Disney Co. (The)	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWV-AR
Invesco Large Cap Value ETF

Invesco Leisure and Entertainment ETF
PEJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Leisure and Entertainment ETF	$66	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the consumer discretionary sector underperformed the broader market. The Fund's multi-factor methodology led to a security selection performance tailwind in packaged foods & meats stocks compared to the S&P Composite 1500® Hotels Restaurants & Leisure Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Leisure & Entertainment Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 27.48%, differed from the return of the Index, 28.21%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sub-Industry Allocations |  Movies & entertainment sub-industry, followed by the hotels, resorts & cruise lines and passenger airlines sub-industries, respectively.
Positions | Warner Bros. Discovery, Inc., Series A, a movies & entertainment company (no longer held at fiscal year-end), and Expedia Group, Inc., a hotels resorts & cruise lines company.
What detracted from performance?
Sub-Industry Allocations |  Interactive media & services sub-industry, followed by the leisure facilities sub-industry.
Positions | Flutter Entertainment PLC, a casinos & gaming company (no longer held at fiscal year-end), and TripAdvisor, Inc., an interactive media & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Leisure and Entertainment ETF — NAV Return	27.48%	6.28%	6.13%
Dynamic Leisure & Entertainment Intellidex® Index	28.21%	6.74%	6.72%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Hotels Restaurants & Leisure Index	5.96%	5.50%	10.89%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$244,873,472
Total number of portfolio holdings	33
Total advisory fees paid	$1,506,341
Portfolio turnover rate	168%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Expedia Group, Inc.	6.24%
Airbnb, Inc., Class A	5.56%
Marriott International, Inc., Class A	5.25%
Las Vegas Sands Corp.	4.94%
Carnival Corp.	4.17%
Royal Caribbean Cruises Ltd.	4.15%
Sysco Corp.	4.14%
Lionsgate Studios Corp.	4.11%
United Airlines Holdings, Inc.	3.98%
Versant Media Group, Inc.	3.66%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PEJ-AR
Invesco Leisure and Entertainment ETF

Invesco MSCI Sustainable Future ETF
ERTH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Sustainable Future ETF	$74	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, sustainability-oriented themes faced headwinds from geopolitical conflict, which contributed to elevated traditional energy pricing. The Fund underperformed broader global equities primarily due to security selection within the automobiles and semiconductors & semiconductor equipment industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Environment Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 28.44%, differed from the return of the Index, 28.40%, primarily due to positive impact from foreign valuation and income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electrical equipment industry, followed by the semiconductors & semiconductor equipment and renewable electricity producers industries, respectively.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company, and Vestas Wind Systems A/S, an electrical equipment company.
What detracted from performance?
Industry Allocations |  Electronic equipment instruments & components industry, followed by the office REITs and machinery industries, respectively.
Positions | Li Auto, Inc., A Shares, an automobiles company, and BYD Co. Ltd., H Shares, an automobiles company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Sustainable Future ETF — NAV Return	28.44%	-4.26%	7.47%
Blended -MSCI Global Environment Select Index	28.40%	-4.01%	7.98%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended -MSCI Global Environment Select Index reflects the performance of the The Cleantech Index™, the Fund's former underlying index, through March 24, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$147,094,859
Total number of portfolio holdings	163
Total advisory fees paid	$668,302
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	5.53%
NVIDIA Corp.	5.34%
BYD Co. Ltd., H Shares	5.26%
Vestas Wind Systems A/S	4.67%
Tesla, Inc.	4.61%
First Solar, Inc.	3.10%
Nextpower, Inc., Class A	2.66%
Contemporary Amperex Technology Co. Ltd., A Shares	2.55%
Unibail-Rodamco-Westfield	2.22%
LG Energy Solution Ltd.	2.21%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-ERTH-AR
Invesco MSCI Sustainable Future ETF

Invesco NASDAQ Internet ETF
PNQI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Internet ETF	$62	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, internet-related businesses underperformed the broader stock market. In addition to the Fund's focus on internet-related stocks, its security selection within application software and higher allocation to real estate services created a performance headwind compared to the Nasdaq-100® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq CTA Internet IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 7.22%, differed from the return of the Index, 7.83%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Interactive media & services sub-industry, followed by the broadline retail and technology hardware storage & peripherals sub-industries, respectively.
Positions | Alphabet Inc., Class C, an interactive media & services company, and Amazon.com, Inc., a broadline retail company.
What detracted from performance?
Sub-Industry Allocations |  Application software sub-industry, followed by the real estate services and hotels resorts & cruise lines sub-industries, respectively.
Positions | Salesforce, Inc., an application software company, and Adobe, Inc., an application software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco NASDAQ Internet ETF — NAV Return	7.22%	-0.20%	12.19%
Nasdaq CTA Internet Index℠	7.83%	0.34%	12.82%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
Nasdaq-100® Index	41.22%	15.54%	21.36%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$558,609,341
Total number of portfolio holdings	80
Total advisory fees paid	$4,401,598
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	9.87%
Alphabet, Inc., Class C	9.59%
Microsoft Corp.	8.12%
Apple, Inc.	8.03%
Meta Platforms, Inc., Class A	7.38%
Shopify, Inc., Class A	3.92%
Uber Technologies, Inc.	3.87%
Walt Disney Co. (The)	3.83%
Netflix, Inc.	3.80%
Booking Holdings, Inc.	3.69%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PNQI-AR
Invesco NASDAQ Internet ETF

Invesco Next Gen Connectivity ETF
KNCT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Connectivity ETF	$53	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, connectivity-related industries outperformed the broader stock market. Despite the Fund's focus on connectivity-related industries, its thematic emerging connectivity methodology created a performance headwind compared to the S&P Composite 1500® Communications Equipment Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Connectivity Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 65.89%, differed from the return of the Index, 65.29%, primarily due to positive foreign fair valuation impact and positive differences in the tax withholding treatment of dividends between the Fund and the Index, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the technology hardware storage & peripherals and communications equipment sub-industries, respectively.
Positions | Broadcom Inc., a semiconductors company, and Taiwan Semiconductor Manufacturing Co., Ltd., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations |  IT consulting & other services sub-industry, followed by the cable & satellite and systems software sub-industries, respectively.
Positions | Accenture PLC, an IT consulting & other services company, and T-Mobile US, Inc., a wireless telecommunication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Connectivity ETF — NAV Return	65.89%	16.01%	18.59%
Blended - Invesco Next Gen Connectivity Benchmark	65.29%	15.96%	18.84%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Communications Equipment Index	89.70%	23.84%	19.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco Next Gen Connectivity Benchmark reflects the performance of the Dynamic Networking Intellidex℠ Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$133,608,093
Total number of portfolio holdings	98
Total advisory fees paid	$264,795
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	8.45%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.99%
Apple, Inc.	7.21%
Samsung Electronics Co. Ltd.	7.00%
Micron Technology, Inc.	6.06%
Intel Corp.	5.69%
Cisco Systems, Inc.	4.25%
SK hynix, Inc.	4.10%
Verizon Communications, Inc.	2.58%
Arista Networks, Inc.	2.49%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KNCT-AR
Invesco Next Gen Connectivity ETF

Invesco Next Gen Media and Gaming ETF
GGME | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Next Gen Media and Gaming ETF	$66	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, semiconductors and semiconductor equipment, to which the Fund had significant exposure through the implementation of its underlying index methodology, outperformed the broader stock market. In addition to the Fund's focus on media- and gaming-related industries, its thematic media methodology created a performance tailwind compared to the S&P Composite 1500® Media Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the STOXX World AC NexGen Media Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.76%, differed from the return of the Index, 11.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the internet services & infrastructure and technology hardware storage & peripherals sub-industries, respectively.
Positions | Advanced Micro Devices, Inc., a semiconductors company, and NVIDIA Corp., a semiconductors company.
What detracted from performance?
Sub-Industry Allocations |  Interactive home entertainment sub-industry, followed by the application software and movies & entertainment sub-industries, respectively.
Positions | Nintendo Co., Ltd., an interactive home entertainment company, and Adobe, Inc., an application software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Next Gen Media and Gaming ETF — NAV Return	10.76%	2.57%	9.17%
Blended - Invesco Next Gen Media and Gaming Benchmark	11.25%	2.80%	9.62%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Media Index	-15.67%	-10.40%	0.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco Next Gen Media and Gaming Benchmark reflects the performance of the Dynamic Media Intellidex℠ Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$43,193,763
Total number of portfolio holdings	93
Total advisory fees paid	$579,329
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Advanced Micro Devices, Inc.	13.33%
NVIDIA Corp.	8.10%
Apple, Inc.	7.89%
Netflix, Inc.	7.38%
Meta Platforms, Inc., Class A	7.14%
QUALCOMM, Inc.	5.73%
Cloudflare, Inc., Class A	4.04%
Adobe, Inc.	3.82%
Spotify Technology S.A.	3.66%
Nintendo Co. Ltd.	3.21%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GGME-AR
Invesco Next Gen Media and Gaming ETF

Invesco Oil & Gas Services ETF
PXJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oil & Gas Services ETF	$99	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the energy sector outperformed the broader stock market. In addition to the Fund's focus on energy stocks, its multi-factor methodology led to an overweight in oil gas & consumable fuels, which created a performance tailwind compared to the S&P Composite 1500® Energy Equipment & Services Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Oil Services Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 115.38%, differed from the return of the Index, 116.62%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Oil & gas equipment & services sub-industry, followed by the oil & gas storage & transportation and oil & gas drilling sub-industries, respectively.
Positions | Weatherford International PLC, an oil & gas equipment & services company, and TechnipFMC PLC, an oil & gas equipment & services company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industry detracted from the Fund's performance during the period.
Positions | Excelerate Energy, Inc., an oil & gas storage & transportation company, and Golar LNG Ltd., an oil & gas storage & transportation company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oil & Gas Services ETF — NAV Return	115.38%	25.34%	-1.34%
Dynamic Oil Services Intellidex® Index	116.62%	26.48%	-0.54%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Energy Equipment & Services Index	100.12%	20.50%	0.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$138,032,524
Total number of portfolio holdings	33
Total advisory fees paid	$152,938
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Halliburton Co.	5.42%
TechnipFMC PLC	5.30%
Noble Corp. PLC	5.07%
Baker Hughes Co., Class A	4.94%
Transocean Ltd.	4.78%
Weatherford International PLC	4.73%
Frontline PLC	4.58%
NOV, Inc.	4.55%
ProPetro Holding Corp.	3.69%
Patterson-UTI Energy, Inc.	3.67%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXJ-AR
Invesco Oil & Gas Services ETF

Invesco Pharmaceuticals ETF
PJP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pharmaceuticals ETF	$67	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the health care sector underperformed the broader stock market. The Fund's multi-factor methodology led to an overweight in health care equipment, which created a performance tailwind compared to the S&P Composite 1500® Pharmaceuticals Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Pharmaceutical Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.49%, differed from the return of the Index, 30.21%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations |  Pharmaceuticals sub-industry, followed by the biotechnology sub-industry.
Positions | Avadel Pharmaceuticals PLC, a pharmaceuticals company (no longer held at fiscal year-end), and Travere Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Sub-Industry Allocations |  Health care equipment sub-industry.
Positions | Abbott Laboratories, a health care equipment company, and Perrigo Co. PLC, a pharmaceuticals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pharmaceuticals ETF — NAV Return	29.49%	7.19%	6.40%
Dynamic Pharmaceutical Intellidex® Index	30.21%	7.75%	6.97%
S&P 500® Index	31.05%	13.14%	15.26%
S&P Composite 1500® Pharmaceuticals Index	20.58%	12.59%	10.85%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$333,093,019
Total number of portfolio holdings	34
Total advisory fees paid	$1,525,311
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Pfizer, Inc.	5.20%
Johnson & Johnson	4.93%
AbbVie, Inc.	4.89%
Amgen, Inc.	4.78%
Eli Lilly and Co.	4.74%
Gilead Sciences, Inc.	4.68%
Merck & Co., Inc.	4.65%
Abbott Laboratories	4.18%
Travere Therapeutics, Inc.	3.99%
Corcept Therapeutics, Inc.	3.73%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PJP-AR
Invesco Pharmaceuticals ETF

Invesco RAFI US 1000 ETF
PRF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco RAFI US 1000 ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1000 ETF	$40	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities delivered strong results despite periodic volatility. The Fund's fundamental weighting approach led to a security selection tailwind in the information technology sector compared to the Russell 1000® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select US 1000 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 34.34%, differed from the return of the Index, 34.78%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | Alphabet Inc., Class A, a communication services company, and Intel Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Berkshire Hathaway Inc., Class B, a financials company, and Charter Communications, Inc., Class A, a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1000 ETF — NAV Return	34.34%	12.48%	13.37%
Custom Invesco RAFI U.S. 1000 ETF Benchmark	34.78%	12.88%	13.77%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 1000® Index	30.42%	12.32%	15.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Custom Invesco RAFI U.S. 1000 ETF Benchmark reflects the performance of the FTSE RAFI™ US 1000 Index, the Fund's former underlying index, through March 21, 2025, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,527,870,563
Total number of portfolio holdings	1,006
Total advisory fees paid	$24,234,500
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.79%
Apple, Inc.	4.08%
Intel Corp.	2.62%
Amazon.com, Inc.	2.32%
Microsoft Corp.	2.17%
Exxon Mobil Corp.	1.88%
Berkshire Hathaway, Inc., Class B	1.69%
JPMorgan Chase & Co.	1.55%
Meta Platforms, Inc., Class A	1.42%
Chevron Corp.	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRF-AR
Invesco RAFI US 1000 ETF

Invesco RAFI US 1500 Small-Mid ETF
PRFZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco RAFI US 1500 Small-Mid ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI US 1500 Small-Mid ETF	$43	0.36%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. small- and mid-cap equities delivered solid performance, supported by broader investor sentiment and shifting rate expectations. The Fund underperformed the Russell 2000® Index due primarily to individual security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select US 1500 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.69%, differed from the return of the Index, 39.08%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and health care sectors, respectively.
Positions | Vistance Networks, Inc., an information technology company (no longer held at fiscal year-end), and AppLovin Corp., Class A, an information technology company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | HubSpot, Inc., an information technology company, and Lucid Group, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI US 1500 Small-Mid ETF — NAV Return	38.69%	8.30%	11.40%
Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark	39.08%	8.55%	11.64%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Index	44.41%	5.75%	10.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark reflects the performance of the FTSE RAFI™ US 1500 Mid Small Index, the Fund's former underlying index, through March 21, 2025, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,878,446,318
Total number of portfolio holdings	1,545
Total advisory fees paid	$7,403,557
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TTM Technologies, Inc.	0.59%
Opendoor Technologies, Inc.	0.57%
Viavi Solutions, Inc.	0.57%
Advanced Energy Industries, Inc.	0.53%
MaxLinear, Inc.	0.51%
Onto Innovation, Inc.	0.48%
FormFactor, Inc.	0.44%
Roivant Sciences Ltd.	0.44%
Crescent Energy Co., Class A	0.42%
Par Pacific Holdings, Inc.	0.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PRFZ-AR
Invesco RAFI US 1500 Small-Mid ETF

Invesco S&P 100 Equal Weight ETF
EQWL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 100 Equal Weight ETF	$28	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund's equal weighting methodology led to lower exposure to mega-cap stocks within the S&P 100® Index, which was a relative performance headwind.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.90%, differed from the return of the Index, 24.25%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and financials sectors, respectively.
Positions | Intel Corp., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | ServiceNow, Inc., an information technology company, and Accenture PLC, Class A, an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 100 Equal Weight ETF — NAV Return	23.90%	11.71%	14.23%
Blended - S&P 100® Equal Weight Index	24.25%	12.01%	14.52%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 100® Index	33.29%	14.90%	16.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P 100® Equal Weight Index reflects the performance of the Russell Top 200® Equal Weight Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,481,594,328
Total number of portfolio holdings	102
Total advisory fees paid	$3,639,868
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	1.89%
Advanced Micro Devices, Inc.	1.67%
Texas Instruments, Inc.	1.36%
QUALCOMM, Inc.	1.29%
UnitedHealth Group, Inc.	1.25%
GE Vernova, Inc.	1.23%
Caterpillar, Inc.	1.21%
Amazon.com, Inc.	1.20%
Micron Technology, Inc.	1.19%
Broadcom, Inc.	1.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EQWL-AR
Invesco S&P 100 Equal Weight ETF

Invesco S&P 500 BuyWrite ETF
PBP | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 BuyWrite ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, the Fund's underlying equity exposure to the S&P 500® Index performed well, led by the information technology and communication services sectors. However, the call options detracted from the Fund's performance. This lack of upside was partially offset by the income generated from the call options.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the CBOE S&P 500 BuyWrite IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index and will write (sell) call options thereon.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.08%, differed from the return of the Index, 17.52%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and industrials sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Alphabet Inc., Class A, a communication services company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and ServiceNow, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 BuyWrite ETF — NAV Return	17.08%	8.13%	7.10%
CBOE S&P 500 BuyWrite Index℠	17.52%	8.56%	7.65%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$337,490,207
Total number of portfolio holdings	505
Total advisory fees paid	$799,922
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.00%
Apple, Inc.	6.58%
Microsoft Corp.	5.00%
Amazon.com, Inc.	4.27%
Alphabet, Inc., Class A	3.70%
Broadcom, Inc.	3.27%
Alphabet, Inc., Class C	2.95%
Meta Platforms, Inc., Class A	2.21%
Tesla, Inc.	1.77%
Berkshire Hathaway, Inc., Class B	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBP-AR
Invesco S&P 500 BuyWrite ETF

Invesco S&P 500® Equal Weight Communication Services ETF
RSPC | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Communication Services ETF	$42	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, communication services stocks outperformed the broader market. Despite this, Fund's equal weighting methodology created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Communication Services Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.39%, differed from the return of the Index, 10.19%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Entertainment industry, followed by the interactive media & services and diversified telecommunication services industries, respectively.
Positions | Warner Bros. Discovery, Inc., an entertainment company, and Alphabet, Inc., Class A, an interactive media & services company.
What detracted from performance?
Industry Allocations |  Media industry, followed by the wireless telecommunication services industry.
Positions | Trade Desk, Inc. (The), Class A, a media company, and Charter Communications, Inc., Class A, a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/7/18)
Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return	10.39%	1.04%	6.84%
S&P 500® Equal Weight Communication Services Plus Index	10.19%	1.30%	7.17%
S&P 500® Index	31.05%	13.14%	15.23%
S&P 500® Communication Services Index	55.91%	15.08%	18.23%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$64,223,952
Total number of portfolio holdings	28
Total advisory fees paid	$277,687
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	5.06%
Paramount Skydance Corp.	4.75%
Walt Disney Co. (The)	4.74%
Pinterest, Inc., Class A	4.67%
Take-Two Interactive Software, Inc.	4.67%
Electronic Arts, Inc.	4.66%
New York Times Co. (The), Class A	4.66%
Netflix, Inc.	4.55%
Warner Bros. Discovery, Inc.	4.48%
AT&T, Inc.	4.43%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPC-AR
Invesco S&P 500® Equal Weight Communication Services ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$43	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, consumer discretionary stocks underperformed the broader market. The Fund's focus on consumer discretionary securities created a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.41%, differed from the return of the Index, 14.87%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the automobiles and broadline retail industries, respectively.
Positions | Tapestry, Inc., a textiles, apparel & luxury goods company, and General Motors Co., an automobiles company.
What detracted from performance?
Industry Allocations |  Distributors industry.
Positions | lululemon athletica, Inc., a textiles, apparel & luxury goods company, and CarMax, Inc., a specialty retail company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return	14.41%	3.24%	8.03%
S&P 500® Equal Weight Consumer Discretionary Index	14.87%	3.64%	8.42%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Consumer Discretionary Index	25.23%	7.19%	13.16%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$277,538,222
Total number of portfolio holdings	49
Total advisory fees paid	$906,200
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Carvana Co.	2.67%
Amazon.com, Inc.	2.60%
eBay, Inc.	2.36%
Marriott International, Inc., Class A	2.31%
Hilton Worldwide Holdings, Inc.	2.28%
D.R. Horton, Inc.	2.25%
Expedia Group, Inc.	2.25%
MGM Resorts International	2.24%
Wynn Resorts Ltd.	2.23%
Ross Stores, Inc.	2.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPD-AR
Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPS | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Consumer Staples ETF	$40	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, consumer staples stocks underperformed the broader market. The Fund's focus on consumer staples securities created a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.77%, differed from the return of the Index, 1.10%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Consumer staples distribution & retail industry, followed by the tobacco and personal care products industries, respectively.
Positions | Bunge Global S.A., a food products company, and Archer-Daniels-Midland Co., a food products company.
What detracted from performance?
Industry Allocations |  Food products industry, followed by the household products industry.
Positions | Campbell's Co. (The), a food products company, and Conagra Brands, Inc., a food products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return	0.77%	1.05%	4.61%
S&P 500® Equal Weight Consumer Staples Index	1.10%	1.46%	5.03%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Consumer Staples Index	8.27%	8.72%	8.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Consumer Staples ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Consumer Staples ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$239,325,498
Total number of portfolio holdings	38
Total advisory fees paid	$1,005,473
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Mondelez International, Inc., Class A	3.17%
Altria Group, Inc.	3.13%
Casey's General Stores, Inc.	3.12%
Target Corp.	3.12%
Tyson Foods, Inc., Class A	3.06%
Walmart, Inc.	3.05%
Brown-Forman Corp., Class B	3.04%
Keurig Dr Pepper, Inc.	3.04%
Archer-Daniels-Midland Co.	3.01%
Constellation Brands, Inc., Class A	2.98%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPS-AR
Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF
RSPG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Energy ETF	$52	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, energy stocks outperformed the broader market. The Fund's focus on energy securities created a performance tailwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Energy Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 60.44%, differed from the return of the Index, 61.16%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the energy equipment & services industry.
Positions | APA Corp., an oil, gas & consumable fuels company, and Valero Energy Corp., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Energy ETF — NAV Return	60.44%	25.37%	9.85%
Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark	61.16%	25.93%	10.28%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Energy Index	52.40%	24.12%	10.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Energy ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Energy ETF and the Fund.
- The Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark reflects the performance of the S&P 500® Equal Weight Energy ETF, the Fund's former underlying index, prior to March 19, 2022, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$628,520,338
Total number of portfolio holdings	25
Total advisory fees paid	$1,877,773
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
APA Corp.	5.22%
Baker Hughes Co., Class A	5.00%
SLB Ltd.	4.99%
Halliburton Co.	4.98%
Diamondback Energy, Inc.	4.92%
Coterra Energy, Inc.	4.84%
Devon Energy Corp.	4.79%
Targa Resources Corp.	4.65%
Marathon Petroleum Corp.	4.63%
Valero Energy Corp.	4.62%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPG-AR
Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight ETF
RSP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight ETF	$22	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund's equal weighting methodology led to lower exposure to mega cap stocks, creating a performance headwind relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.17%, differed from the return of the Index, 22.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and energy sectors, respectively.
Positions | Western Digital Corp., an information technology company, and Seagate Technology Holdings PLC, an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Trade Desk, Inc. (The), Class A, a communication services company, and Gartner, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight ETF — NAV Return	22.17%	8.29%	11.74%
S&P 500® Equal Weight Index	22.39%	8.50%	11.96%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$87,863,828,921
Total number of portfolio holdings	508
Total advisory fees paid	$154,034,826
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	0.38%
Seagate Technology Holdings PLC	0.34%
Advanced Micro Devices, Inc.	0.33%
ON Semiconductor Corp.	0.33%
Sandisk Corp.	0.32%
Western Digital Corp.	0.31%
Ciena Corp.	0.30%
Monolithic Power Systems, Inc.	0.29%
Centene Corp.	0.29%
NXP Semiconductors N.V.	0.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSP-AR
Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Equal Weight Financials ETF
RSPF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Financials ETF	$42	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, financials stocks underperformed the broader market. The Fund's focus on financials securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Financials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.00%, differed from the return of the Index, 11.49%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by capital markets and consumer finance industries, respectively.
Positions | Invesco Ltd., a capital markets company, and Citigroup, Inc., a banks company.
What detracted from performance?
Industry Allocations |  Financial services industry, followed by the insurance industry.
Positions | Fiserv, Inc., a financial services company, and Brown & Brown, Inc., an insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Financials ETF — NAV Return	11.00%	6.99%	11.85%
S&P 500® Equal Weight Financials Index	11.49%	7.42%	12.36%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Financials Index	8.58%	9.51%	12.89%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Financials ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Financials ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$276,798,716
Total number of portfolio holdings	79
Total advisory fees paid	$1,218,335
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Apollo Global Management, Inc.	1.50%
State Street Corp.	1.50%
Franklin Resources, Inc.	1.49%
KKR & Co., Inc., Class A	1.48%
Morgan Stanley	1.47%
Northern Trust Corp.	1.46%
Citigroup, Inc.	1.45%
Blackstone, Inc., Class A	1.45%
Synchrony Financial	1.45%
Interactive Brokers Group, Inc., Class A	1.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPF-AR
Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF
RSPH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Health Care ETF	$41	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, health care stocks underperformed the broader market. The Fund's focus on health care securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 7.16%, differed from the return of the Index, 7.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Biotechnology industry, followed by pharmaceuticals and life sciences tools & services industries, respectively.
Positions | Viatris, Inc., a pharmaceuticals company, and Moderna, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations |  Health care equipment & supplies industry.
Positions | Molina Healthcare, Inc., a health care providers & services company (no longer held at fiscal year-end), and Boston Scientific Corp., a health care equipment & supplies company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Health Care ETF — NAV Return	7.16%	2.35%	8.13%
S&P 500® Equal Weight Health Care Index	7.55%	2.76%	8.55%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Health Care Index	5.77%	5.54%	9.61%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Health Care ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Health Care ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$689,439,567
Total number of portfolio holdings	62
Total advisory fees paid	$2,928,674
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Centene Corp.	2.65%
Humana, Inc.	2.44%
UnitedHealth Group, Inc.	2.30%
Elevance Health, Inc.	2.30%
West Pharmaceutical Services, Inc.	2.21%
Cigna Group (The)	1.97%
CVS Health Corp.	1.94%
Viatris, Inc.	1.89%
Mettler-Toledo International, Inc.	1.84%
Waters Corp.	1.84%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPH-AR
Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF
RSPN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Industrials ETF	$45	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, industrials stocks outperformed the broader market. Despite this, Fund's equal weighting methodology created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 27.21%, differed from the return of the Index, 27.74%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by electrical equipment and aerospace & defense industries, respectively.
Positions | GE Vernova, Inc., an electrical equipment company, and Caterpillar, Inc., a machinery company
What detracted from performance?
Industry Allocations |  Professional services industry, followed by the commercial services & supplies industry.
Positions | Copart, Inc., a commercial services & supplies company, and Paycom Software, Inc., a professional services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Industrials ETF — NAV Return	27.21%	11.73%	14.55%
S&P 500® Equal Weight Industrials Index	27.74%	12.17%	15.00%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Industrials Index	34.84%	13.17%	13.74%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Industrials ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Industrials ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,002,288,442
Total number of portfolio holdings	82
Total advisory fees paid	$2,981,051
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	1.62%
Quanta Services, Inc.	1.59%
GE Vernova, Inc.	1.58%
Caterpillar, Inc.	1.56%
EMCOR Group, Inc.	1.53%
United Rentals, Inc.	1.52%
Vertiv Holdings Co., Class A	1.51%
Generac Holdings, Inc.	1.51%
Eaton Corp. PLC	1.51%
Cummins, Inc.	1.49%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPN-AR
Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF
RSPM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Materials ETF	$46	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, materials stocks underperformed the broader market. The Fund's focus on material securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 30.05%, differed from the return of the Index, 30.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Chemicals industry, followed by metals & mining and construction materials industries, respectively.
Positions | Albemarle Corp., a chemicals company, and Newmont Corp., a metals & mining company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | International Paper Co., a containers & packaging company, and Eastman Chemical Co., a chemicals company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Materials ETF — NAV Return	30.05%	5.61%	10.76%
S&P 500® Equal Weight Materials Index	30.58%	5.99%	11.17%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Materials Index	23.85%	6.37%	10.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Materials ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Materials ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$180,895,576
Total number of portfolio holdings	29
Total advisory fees paid	$665,605
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Nucor Corp.	4.92%
Steel Dynamics, Inc.	4.65%
Dow, Inc.	4.42%
Albemarle Corp.	4.39%
CRH PLC	4.27%
Vulcan Materials Co.	4.25%
LyondellBasell Industries N.V., Class A	4.15%
Air Products and Chemicals, Inc.	4.05%
PPG Industries, Inc.	3.91%
Linde PLC	3.90%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPM-AR
Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF
RSPR | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Real Estate ETF	$41	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, real estate stocks underperformed the broader market. The Fund's focus on real estate securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.87%, differed from the return of the Index, 6.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Retail REITs industry, followed by the specialized REITs and hotel & resort REITs industries, respectively.
Positions | Host Hotels & Resorts, Inc., a hotel & resort REITs company, and Iron Mountain, Inc., a specialized REITs company.
What detracted from performance?
Industry Allocations |  Residential REITs industry, followed by the real estate management & development industry.
Positions | CoStar Group, Inc., a real estate management & development company, and Alexandria Real Estate Equities, Inc., a health care REITs company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return	5.87%	3.14%	6.40%
S&P 500® Equal Weight Real Estate Index	6.32%	3.54%	6.79%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Real Estate Index	12.65%	4.51%	N/A
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Real Estate ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Real Estate ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$98,234,725
Total number of portfolio holdings	32
Total advisory fees paid	$420,810
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SBA Communications Corp., Class A	3.64%
Iron Mountain, Inc.	3.64%
Invitation Homes, Inc.	3.54%
BXP, Inc.	3.48%
Digital Realty Trust, Inc.	3.46%
Equinix, Inc.	3.45%
Host Hotels & Resorts, Inc.	3.42%
Equity Residential	3.37%
CBRE Group, Inc., Class A	3.34%
Simon Property Group, Inc.	3.34%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPR-AR
Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF
RSPT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Technology ETF	$51	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, information technology stocks outperformed the broader market. The Fund's focus on information technology securities created a performance tailwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 55.68%, differed from the return of the Index, 56.35%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the technology hardware, storage & peripherals and electronic equipment, instruments & components industries, respectively.
Positions | Western Digital Corp., a technology hardware, storage & peripherals company, and Seagate Technology Holdings PLC, a technology hardware, storage & peripherals company.
What detracted from performance?
Industry Allocations |  Software industry, followed by the IT services industry.
Positions | Gartner, Inc., an IT services company, and GoDaddy, Inc., Class A, an IT services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Technology ETF — NAV Return	55.68%	14.70%	20.50%
S&P 500® Equal Weight Information Technology Index	56.35%	15.16%	20.99%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Information Technology Index	49.17%	20.77%	25.49%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Technology ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Technology ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,682,892,296
Total number of portfolio holdings	76
Total advisory fees paid	$15,536,735
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Intel Corp.	2.34%
Seagate Technology Holdings PLC	2.08%
Advanced Micro Devices, Inc.	2.06%
ON Semiconductor Corp.	2.03%
Sandisk Corp.	1.99%
Western Digital Corp.	1.93%
Ciena Corp.	1.85%
Monolithic Power Systems, Inc.	1.80%
NXP Semiconductors N.V.	1.75%
Dell Technologies, Inc., Class C	1.69%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPT-AR
Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF
RSPU | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Equal Weight Utilities ETF	$44	0.40%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, utilities stocks underperformed the broader market. The Fund's focus on utilities securities created a performance headwind compared to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Equal Weight Utilities Plus Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.11%, differed from the return of the Index, 21.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electric utilities industry, followed by the multi-utilities and independent power & renewable electricity producers industries, respectively.
Positions | NRG Energy, Inc., an electric utilities company, and AES Corp. (The), an independent power and renewable electricity producers company.
What detracted from performance?
Industry Allocations |  Water utilities industry.
Positions | American Water Works Co., Inc., a water utilities company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Equal Weight Utilities ETF — NAV Return	21.11%	11.58%	10.31%
S&P 500® Equal Weight Utilities Plus Index	21.59%	12.03%	10.74%
S&P 500® Index	31.05%	13.14%	15.26%
S&P 500® Utilities Index	22.10%	10.40%	10.39%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Equal Weight Utilities ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Equal Weight Utilities ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$586,170,477
Total number of portfolio holdings	33
Total advisory fees paid	$1,983,444
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Entergy Corp.	3.61%
NextEra Energy, Inc.	3.40%
NRG Energy, Inc.	3.33%
American Electric Power Co., Inc.	3.32%
NiSource, Inc.	3.32%
Constellation Energy Corp.	3.31%
WEC Energy Group, Inc.	3.31%
Ameren Corp.	3.31%
Alliant Energy Corp.	3.30%
Dominion Energy, Inc.	3.30%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPU-AR
Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500 GARP ETF
SPGP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 GARP ETF	$38	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund underperformed the S&P 500® Index primarily due to its underweight allocation to and security selection within the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.53%, differed from the return of the Index, 22.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the energy and information technology sectors, respectively.
Positions | Monolithic Power Systems, Inc., an information technology company, and Arista Networks, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Super Micro Computer, Inc., an information technology company, and Gartner, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 GARP ETF — NAV Return	22.53%	7.80%	14.80%
Blended - S&P 500® GARP Index	22.98%	8.17%	15.21%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P 500® GARP Index reflects the performance of the Russell Top 200® Pure Growth Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,198,773,227
Total number of portfolio holdings	76
Total advisory fees paid	$7,422,652
Portfolio turnover rate	90%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.13%
NVIDIA Corp.	2.71%
Host Hotels & Resorts, Inc.	2.69%
Arista Networks, Inc.	2.60%
Airbnb, Inc., Class A	2.25%
Delta Air Lines, Inc.	2.25%
Uber Technologies, Inc.	2.17%
Northern Trust Corp.	2.16%
Baker Hughes Co., Class A	2.10%
EMCOR Group, Inc.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPGP-AR
Invesco S&P 500 GARP ETF

Invesco S&P 500® Pure Growth ETF
RPG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Growth ETF	$42	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P 500® Growth Index primarily due to strong security selection in the information technology sector and an overweight allocation to the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.86%, differed from the return of the Index, 39.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Sandisk Corp., an information technology company, and Comfort Systems USA, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the energy and financials sectors, respectively.
Positions | Trade Desk, Inc. (The), Class A, a communication services company (no longer held at fiscal year-end), and Robinhood Markets, Inc., Class A, a financials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Growth ETF — NAV Return	38.86%	10.12%	13.82%
S&P 500® Pure Growth Index	39.33%	10.50%	14.22%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 500® Growth Index	37.74%	14.26%	17.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Pure Growth ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Pure Growth ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,891,153,989
Total number of portfolio holdings	68
Total advisory fees paid	$5,773,482
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	5.97%
Comfort Systems USA, Inc.	3.71%
Ciena Corp.	2.98%
Monolithic Power Systems, Inc.	2.87%
Vertiv Holdings Co., Class A	2.43%
Micron Technology, Inc.	2.24%
Berkshire Hathaway, Inc., Class B	2.17%
KLA Corp.	2.12%
Howmet Aerospace, Inc.	2.11%
Quanta Services, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RPG-AR
Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF
RPV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Pure Value ETF	$40	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P 500® Value Index primarily due to strong security selection in the financials and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.06%, differed from the return of the Index, 29.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and consumer staples sectors, respectively.
Positions | Warner Bros. Discovery, Inc., a communication services company, and General Motors Co., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Molina Healthcare, Inc., a health care company (no longer held at fiscal year-end), and Mosaic Co., a materials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Pure Value ETF — NAV Return	29.06%	10.29%	10.45%
S&P 500® Pure Value Index	29.14%	10.57%	10.75%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 500® Value Index	23.96%	11.13%	11.90%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Pure Value ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Pure Value ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,826,309,395
Total number of portfolio holdings	125
Total advisory fees paid	$5,137,848
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Dow, Inc.	2.65%
Bunge Global S.A.	2.63%
Centene Corp.	2.29%
Archer-Daniels-Midland Co.	2.17%
LyondellBasell Industries N.V., Class A	1.98%
Tyson Foods, Inc., Class A	1.86%
Cigna Group (The)	1.76%
Ford Motor Co.	1.75%
CVS Health Corp.	1.73%
Mosaic Co. (The)	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RPV-AR
Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Quality ETF
SPHQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Quality ETF	$17	0.15%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, securities with a greater exposure to the quality factor, a composite measure of return-on-equity, leverage, and balance sheet accruals, underperformed the S&P 500® Index. The Fund's methodology focuses on securities with these features, creating a headwind to Fund performance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.96%, differed from the return of the Index, 24.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and communication services sectors, respectively.
Positions | Lam Research Corp., an information technology company, and Caterpillar, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Financials sector.
Positions | AppLovin Corp., Class A, an information technology company, and Adobe, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Quality ETF — NAV Return	23.96%	13.73%	14.44%
S&P 500® Quality Index	24.16%	13.92%	14.66%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$17,273,061,625
Total number of portfolio holdings	102
Total advisory fees paid	$14,492,922
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Costco Wholesale Corp.	4.81%
Visa, Inc., Class A	4.69%
Apple, Inc.	4.51%
Mastercard, Inc., Class A	4.32%
General Electric Co.	4.16%
Lam Research Corp.	4.09%
Caterpillar, Inc.	3.78%
Cisco Systems, Inc.	3.54%
Procter & Gamble Co. (The)	3.46%
Coca-Cola Co. (The)	3.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHQ-AR
Invesco S&P 500® Quality ETF

Invesco S&P 500® Top 50 ETF
XLG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Top 50 ETF	$23	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P 100® Index primarily due to overweight allocations to the communication services and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Top 50 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 33.76%, differed from the return of the Index, 34.05%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Alphabet, Inc., Class A, a communication services company.
What detracted from performance?
Sector Allocations |  No sector allocations detracted from the Fund's performance during the period.
Positions | Berkshire Hathaway, Inc., Class B, a financials company, and ServiceNow, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Top 50 ETF — NAV Return	33.76%	15.30%	17.01%
S&P 500® Top 50 Index	34.05%	15.52%	17.25%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P 100® Index	33.29%	14.90%	16.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P 500® Top 50 ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P 500® Top 50 ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,739,566,254
Total number of portfolio holdings	52
Total advisory fees paid	$20,946,239
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.03%
Apple, Inc.	10.70%
Microsoft Corp.	8.13%
Amazon.com, Inc.	6.96%
Alphabet, Inc., Class A	6.02%
Broadcom, Inc.	4.82%
Alphabet, Inc., Class C	4.80%
Meta Platforms, Inc., Class A	3.60%
Tesla, Inc.	2.88%
Berkshire Hathaway, Inc., Class B	2.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XLG-AR
Invesco S&P 500® Top 50 ETF

Invesco S&P 500 Value with Momentum ETF
SPVM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Value with Momentum ETF	$45	0.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund outperformed the S&P 500® Index primarily due to its security selection within the financials sector and relative overweight allocation to the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.28%, differed from the return of the Index, 31.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the energy and industrials sectors, respectively.
Positions | General Motors Co., a consumer discretionary company, and Warner Bros. Discovery, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | Charter Communications, Inc., Class A , a communication services company (no longer held at fiscal year-end), and Berkshire Hathaway, Inc., Class B, a financials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Value with Momentum ETF — NAV Return	31.28%	10.47%	11.84%
Blended - S&P 500® High Momentum Value Index	31.58%	10.87%	12.26%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P 500® High Momentum Value Index reflects the performance of the Russell Top 200® Pure Value Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$120,306,844
Total number of portfolio holdings	104
Total advisory fees paid	$195,516
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Bunge Global S.A.	2.78%
Archer-Daniels-Midland Co.	2.06%
General Motors Co.	1.82%
Ford Motor Co.	1.82%
Verizon Communications, Inc.	1.63%
Valero Energy Corp.	1.61%
Marathon Petroleum Corp.	1.55%
Phillips 66	1.54%
Allstate Corp. (The)	1.49%
Franklin Resources, Inc.	1.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPVM-AR
Invesco S&P 500 Value with Momentum ETF

Invesco S&P MidCap 400® GARP ETF
GRPM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® GARP ETF	$40	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's underperformance relative to the S&P MidCap 400® Index was primarily due to its security selection within the information technology sector and underweight allocation to the industrials sector, which resulted from its growth and value multifactor security selection methodology.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 26.47%, differed from the return of the Index, 26.92%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the financials and industrials sectors, respectively.
Positions | Valaris Ltd., an energy company, and Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | Him & Hers Health, Inc., Class A, a health care company (no longer held at fiscal year-end), and Duolingo, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® GARP ETF — NAV Return	26.47%	7.44%	11.01%
Blended - Invesco S&P MidCap 400® GARP Benchmark	26.92%	7.82%	11.41%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P MidCap 400® Equal Weight ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P MidCap 400® Equal Weight ETF and the Fund.
- The Blended - Invesco S&P MidCap 400® GARP Benchmark reflects the performance of the S&P MidCap 400® Equal Weight Index, the Fund's former underlying index, prior to August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$485,990,330
Total number of portfolio holdings	61
Total advisory fees paid	$1,656,131
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Lantheus Holdings, Inc.	3.71%
TechnipFMC PLC	3.10%
Valaris Ltd.	3.08%
Permian Resources Corp.	2.98%
RenaissanceRe Holdings Ltd.	2.89%
Carpenter Technology Corp.	2.65%
Rambus, Inc.	2.39%
East West Bancorp, Inc.	2.24%
Sterling Infrastructure, Inc.	2.15%
Halozyme Therapeutics, Inc.	2.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GRPM-AR
Invesco S&P MidCap 400® GARP ETF

Invesco S&P MidCap 400® Pure Growth ETF
RFG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Growth ETF	$41	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P MidCap 400® Growth Index primarily due to its strong security selection in the industrials and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 35.01%, differed from the return of the Index, 35.41%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by information technology and energy sectors, respectively.
Positions | Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end), and Valaris Ltd., an energy company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Sarepta Therapeutics, Inc., a health care company (no longer held at fiscal year-end), and Sprouts Farmers Market, Inc., a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Growth ETF — NAV Return	35.01%	6.02%	10.00%
S&P MidCap 400® Pure Growth Index	35.41%	6.36%	10.32%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Growth Index	31.95%	6.98%	11.52%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P MidCap 400® Pure Growth ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P MidCap 400® Pure Growth ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$334,595,745
Total number of portfolio holdings	98
Total advisory fees paid	$1,045,548
Portfolio turnover rate	77%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TechnipFMC PLC	2.44%
Valaris Ltd.	2.32%
Arrowhead Pharmaceuticals, Inc.	2.32%
MasTec, Inc.	2.30%
Sterling Infrastructure, Inc.	2.13%
Fabrinet	2.08%
TTM Technologies, Inc.	2.07%
Vicor Corp.	1.98%
Carpenter Technology Corp.	1.97%
Woodward, Inc.	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RFG-AR
Invesco S&P MidCap 400® Pure Growth ETF

Invesco S&P MidCap 400® Pure Value ETF
RFV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400® Pure Value ETF	$41	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P MidCap 400® Value Index primarily due to its strong security selection in the energy sector and overweight allocation to the energy and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.99%, differed from the return of the Index, 32.43%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the consumer discretionary and information technology sectors, respectively.
Positions | HF Sinclair Corp., an energy company, and PBF Energy, Inc., Class A, an energy company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Concentrix Corp., an industrials company, and Goodyear Tire & Rubber Co., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400® Pure Value ETF — NAV Return	31.99%	10.47%	12.20%
S&P MidCap 400® Pure Value Index	32.43%	10.84%	12.54%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Value Index	26.94%	8.10%	10.74%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P MidCap 400® Pure Value ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P MidCap 400® Pure Value ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$318,014,719
Total number of portfolio holdings	101
Total advisory fees paid	$982,531
Portfolio turnover rate	61%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Avnet, Inc.	3.75%
Arrow Electronics, Inc.	3.57%
PBF Energy, Inc., Class A	2.83%
HF Sinclair Corp.	2.41%
TD SYNNEX Corp.	2.40%
Lear Corp.	2.20%
Olin Corp.	2.18%
PVH Corp.	2.09%
Brighthouse Financial, Inc.	1.93%
Chord Energy Corp.	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RFV-AR
Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P MidCap Momentum ETF
XMMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Momentum ETF	$41	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, the Fund outperformed the S&P MidCap 400® Index primarily due to its security selection within the information technology and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 39.49%, differed from the return of the Index, 40.04%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the information technology and financials sectors, respectively.
Positions | Lumentum Holdings, Inc., an information technology company (no longer held at fiscal year-end), and Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the consumer staples and communication services sectors, respectively.
Positions | Sprouts Farmers Market, Inc., a consumer staples company (no longer held at fiscal year-end), and Duolingo, Inc., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Momentum ETF — NAV Return	39.49%	14.26%	19.29%
Blended - S&P MidCap 400® Momentum Index	40.04%	14.67%	19.72%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P MidCap 400® Momentum Index reflects the performance of the Russell Midcap Pure Growth Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$6,804,339,837
Total number of portfolio holdings	79
Total advisory fees paid	$13,949,322
Portfolio turnover rate	129%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Curtiss-Wright Corp.	3.92%
TechnipFMC PLC	3.61%
Fabrinet	2.87%
ATI, Inc.	2.64%
TTM Technologies, Inc.	2.62%
Royal Gold, Inc.	2.60%
Woodward, Inc.	2.59%
Flex Ltd.	2.56%
nVent Electric PLC	2.33%
MasTec, Inc.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMMO-AR
Invesco S&P MidCap Momentum ETF

Invesco S&P MidCap Quality ETF
XMHQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Quality ETF	$27	0.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's relative underperformance to the S&P MidCap 400® Index was primarily due to security selection in the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 16.80%, differed from the return of the Index, 17.11%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the energy and health care sectors, respectively.
Positions | Comfort Systems USA, Inc., an industrials company (no longer held at fiscal year-end), and United Therapeutics Corp., a health care company.
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the information technology sector.
Positions | Sprouts Farmers Market, Inc., a consumer staples company, and Hims & Hers Health, Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Quality ETF — NAV Return	16.80%	8.57%	12.48%
Blended - S&P MidCap 400® Quality Index	17.11%	8.85%	12.75%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P MidCap 400® Quality Index reflects the performance of the Russell Midcap Equal Weight Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$5,189,505,934
Total number of portfolio holdings	83
Total advisory fees paid	$10,029,940
Portfolio turnover rate	65%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TechnipFMC PLC	4.95%
United Therapeutics Corp.	3.98%
Illumina, Inc.	3.55%
Twilio, Inc., Class A	3.00%
Carlisle Cos., Inc.	2.74%
Carpenter Technology Corp.	2.72%
Sterling Infrastructure, Inc.	2.61%
Medpace Holdings, Inc.	2.54%
Nextpower, Inc., Class A	2.53%
Royal Gold, Inc.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMHQ-AR
Invesco S&P MidCap Quality ETF

Invesco S&P MidCap Value with Momentum ETF
XMVM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Value with Momentum ETF	$44	0.37%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's outperformance relative to the S&P MidCap 400® Index was primarily due to its focus on value securities, which outperformed broader mid-cap U.S. equities during the period. A large relative overweight allocation to the financials sector as well as strong security selection results within that sector were notably supportive of relative outperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 38.46%, differed from the return of the Index, 39.06%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the communication services and industrials sectors, respectively.
Positions | EchoStar Corp., Class A, a communication services company (no longer held at fiscal year-end), and TD SYNNEX Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Materials sector, followed by the consumer staples sector.
Positions | Kyndryl Holdings Inc., an information technology company, and Graphic Packaging Holding Co., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Value with Momentum ETF — NAV Return	38.46%	10.40%	12.07%
Blended - S&P MidCap 400® High Momentum Value Index	39.06%	10.82%	12.48%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P MidCap 400® Index	29.49%	7.60%	11.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P MidCap 400® High Momentum Value Index reflects the performance of the Russell MidCap® Pure Value Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$455,214,573
Total number of portfolio holdings	81
Total advisory fees paid	$952,155
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
TD SYNNEX Corp.	2.95%
Lear Corp.	2.61%
HF Sinclair Corp.	2.32%
Brighthouse Financial, Inc.	2.15%
Valaris Ltd.	2.11%
PBF Energy, Inc., Class A	2.08%
RenaissanceRe Holdings Ltd.	1.97%
Albertson's Cos., Inc., Class A	1.89%
Graham Holdings Co., Class B	1.77%
Macy's, Inc.	1.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMVM-AR
Invesco S&P MidCap Value with Momentum ETF

Invesco S&P SmallCap 600® Pure Growth ETF
RZG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Growth ETF	$42	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P SmallCap 600® Growth Index primarily due to its strong security selection in the financials and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 39.77%, differed from the return of the Index, 40.28%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by information technology and financials sectors, respectively.
Positions | Powell Industries, Inc., an industrials company, and Protagonist Therapeutics, Inc., a health care company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | TG Therapeutics, Inc., a health care company, and ADMA Biologics, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return	39.77%	4.93%	10.13%
S&P SmallCap 600® Pure Growth Index	40.28%	5.26%	10.48%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Growth Index	34.80%	5.56%	11.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P SmallCap 600® Pure Growth ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P SmallCap 600® Pure Growth ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$121,800,817
Total number of portfolio holdings	133
Total advisory fees paid	$366,821
Portfolio turnover rate	81%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Powell Industries, Inc.	2.15%
Argan, Inc.	1.86%
ACM Research, Inc., Class A	1.68%
Uniti Group, Inc.	1.65%
Primoris Services Corp.	1.63%
StoneX Group, Inc.	1.61%
Clear Secure, Inc., Class A	1.61%
DXP Enterprises, Inc.	1.55%
Adeia, Inc.	1.54%
Adamas Trust, Inc.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RZG-AR
Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF
RZV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® Pure Value ETF	$44	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P SmallCap 600® Value Index primarily due to its strong security selection in and overweight allocation to the consumer discretionary and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Pure Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 51.70%, differed from the return of the Index, 52.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the energy and industrials sectors, respectively.
Positions | Viasat, Inc., an information technology company (no longer held at fiscal year-end), and Par Pacific Holdings, Inc., an energy company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  No sector allocations detracted from the Fund's performance during the period.
Positions | B&G Foods, Inc., a consumer staples company (no longer held at fiscal year-end), and Grocery Outlet Holding Corp., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600® Pure Value ETF — NAV Return	51.70%	10.68%	9.94%
S&P SmallCap 600® Pure Value Index	52.07%	11.04%	10.26%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Value Index	43.27%	6.67%	10.28%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P SmallCap 600® Pure Value ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P SmallCap 600® Pure Value ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$267,333,971
Total number of portfolio holdings	162
Total advisory fees paid	$790,911
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Ichor Holdings Ltd.	1.93%
Acadia Healthcare Co., Inc.	1.76%
Patterson-UTI Energy, Inc.	1.61%
ArcBest Corp.	1.41%
Edgewell Personal Care Co.	1.39%
Molina Healthcare, Inc.	1.34%
Koppers Holdings, Inc.	1.23%
AdaptHealth Corp.	1.22%
MarineMax, Inc.	1.20%
ManpowerGroup, Inc.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RZV-AR
Invesco S&P SmallCap 600® Pure Value ETF

Invesco S&P SmallCap Momentum ETF
XSMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Momentum ETF	$42	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund's focus on momentum securities, or those with relatively stronger price returns over a trailing twelve-month period, was a notable driver of its relative outperformance versus the S&P SmallCap 600® Index during the period, as investors continued to favor the momentum factor.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600 Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 41.41%, differed from the return of the Index, 42.00%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and financials sectors, respectively.
Positions | TTM Technologies, Inc., an information technology company (no longer held at fiscal year-end), and Viavi Solutions, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | ADMA Biologics, Inc., a health care company (no longer held at fiscal year-end), and GEO Group, Inc. (The), an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Momentum ETF — NAV Return	41.41%	12.03%	14.91%
Blended - S&P SmallCap 600® Momentum Index	42.00%	12.49%	15.23%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Index	38.86%	6.15%	10.87%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P SmallCap 600® Momentum Index reflects the performance of the Russell 2000® Pure Growth Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,753,437,654
Total number of portfolio holdings	116
Total advisory fees paid	$5,803,800
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Viavi Solutions, Inc.	4.00%
Viasat, Inc.	3.47%
Primoris Services Corp.	3.09%
ESCO Technologies, Inc.	2.69%
Sanmina Corp.	2.52%
FormFactor, Inc.	2.24%
Powell Industries, Inc.	2.06%
Krystal Biotech, Inc.	1.91%
Indivior Pharmaceuticals, Inc.	1.78%
StoneX Group, Inc.	1.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSMO-AR
Invesco S&P SmallCap Momentum ETF

Invesco S&P SmallCap Value with Momentum ETF
XSVM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Value with Momentum ETF	$43	0.36%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund outperformed the S&P SmallCap 600® Index due to its focus on value securities, which outperformed broader U.S. small-cap equities during the period. A large relative overweight allocation to the financials sector as well as strong security selection results within the consumer staples sector were notably supportive of the relative outperformance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600 High Momentum Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 39.44%, differed from the return of the Index, 39.92%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary and information technology sectors, respectively.
Positions | Victoria's Secret & Co., a consumer discretionary company (no longer held at fiscal year-end), and United Natural Foods, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations |  No sector detracted from the Fund's performance during the period.
Positions | Kohl's Corp., a consumer discretionary company, and Select Medical Holdings Corp., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Value with Momentum ETF — NAV Return	39.44%	7.98%	12.84%
Blended - S&P SmallCap 600® High Momentum Value Index	39.92%	8.40%	13.24%
S&P Composite 1500® Index	31.17%	12.65%	14.91%
S&P SmallCap 600® Index	38.86%	6.15%	10.87%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P SmallCap 600® High Momentum Value Index reflects the performance of the Russell 2000® Pure Value Index, the Fund's former underlying index, through June 21, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$613,139,649
Total number of portfolio holdings	120
Total advisory fees paid	$1,676,807
Portfolio turnover rate	84%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	1.88%
Andersons, Inc. (The)	1.83%
United Natural Foods, Inc.	1.70%
MarineMax, Inc.	1.59%
Par Pacific Holdings, Inc.	1.52%
AdaptHealth Corp.	1.40%
Sonic Automotive, Inc., Class A	1.37%
Vishay Intertechnology, Inc.	1.37%
Deluxe Corp.	1.28%
Dana, Inc.	1.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSVM-AR
Invesco S&P SmallCap Value with Momentum ETF

Invesco S&P Spin-Off ETF
CSD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Spin-Off ETF	$89	0.65%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, spin-off activity performed well, with increased scale and complexity. Security selection within the information technology sector and overweight allocation to the industrials sector created a tailwind to the Fund's performance relative to the Russell Midcap® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P U.S. Spin-Off Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 74.01%, differed from the return of the Index, 75.15%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials and utilities sectors, respectively.
Positions | Sandisk Corp., an information technology company, and GE Vernova, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Kyndryl Holdings, Inc., an information technology company (no longer held at fiscal year-end), and Organon & Co., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Spin-Off ETF — NAV Return	74.01%	15.17%	13.39%
Blended - S&P U.S. Spin-Off Index	75.15%	15.87%	14.06%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell Midcap® Index	25.78%	7.72%	11.58%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim S&P Spin-Off ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P Spin-Off ETF and the Fund.
- The Blended - S&P U.S. Spin-Off Index reflects the performance of the Beacon Spin-Off Index, the Fund's former underlying index, prior to May 20, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$149,305,722
Total number of portfolio holdings	28
Total advisory fees paid	$415,153
Portfolio turnover rate	117%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	9.92%
GE Vernova, Inc.	8.18%
Qnity Electronics, Inc.	7.03%
Veralto Corp.	6.12%
GE HealthCare Technologies, Inc.	5.70%
Everus Construction Group, Inc.	4.87%
Solstice Advanced Materials, Inc.	4.49%
Solventum Corp.	4.38%
Ralliant Corp.	4.34%
U-Haul Holding Co., Series N	4.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CSD-AR
Invesco S&P Spin-Off ETF

Invesco Semiconductors ETF
PSI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Semiconductors ETF	$107	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. During the period, semiconductors outperformed the broader stock market. In addition to the Fund's focus on semiconductor stocks, its multi-factor methodology created a performance tailwind compared to the S&P Composite 1500® Semiconductor Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dynamic Semiconductor Intellidex® Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 189.32%, differed from the return of the Index, 190.97%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance and partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the semiconductor materials & equipment and electronic equipment & instruments sub-industries, respectively.
Positions | Micron Technology, Inc., a semiconductors company, and Lam Research Corp., a semiconductor materials & equipment company.
What detracted from performance?
Sub-Industry Allocations |  Automotive parts & equipment sub-industry.
Positions | Mobileye Global, Inc., an automotive parts & equipment company (no longer held at fiscal year-end), and Ichor Holdings, Ltd., a semiconductor materials & equipment company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Semiconductors ETF — NAV Return	189.32%	27.42%	32.79%
Dynamic Semiconductor Intellidex® Index	190.97%	28.12%	33.59%
NASDAQ® Composite Index	43.57%	13.09%	19.01%
S&P Composite 1500® Semiconductor Index	111.33%	42.22%	36.75%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,995,081,050
Total number of portfolio holdings	33
Total advisory fees paid	$4,875,138
Portfolio turnover rate	105%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
MaxLinear, Inc.	8.00%
Advanced Micro Devices, Inc.	6.27%
Texas Instruments, Inc.	4.98%
Broadcom, Inc.	4.85%
Micron Technology, Inc.	4.68%
KLA Corp.	4.40%
Lam Research Corp.	3.99%
Applied Materials, Inc.	3.95%
NVIDIA Corp.	3.91%
Tower Semiconductor Ltd.	3.62%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSI-AR
Invesco Semiconductors ETF

Invesco Water Resources ETF
PHO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Water Resources ETF	$61	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, water equities lagged broader U.S. equity markets. The Fund's security selection within the information technology and industrials sectors contributed to its underperformance relative to the S&P 500® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX US WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.64%, differed from the return of the Index, 6.30%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by the trading companies & distributors and building products industries, respectively.
Positions | Ferguson Enterprises, Inc., a trading companies & distributors company, and Mueller Industries, Inc., a machinery company.
What detracted from performance?
Industry Allocations |  Software industry, followed by the electronic equipment instruments & components and water utilities industries, respectively.
Positions | Roper Technologies, Inc., a software company, and Badger Meter, Inc., an electronic equipment instruments & components company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Water Resources ETF — NAV Return	5.64%	6.19%	12.11%
Nasdaq OMX US Water™ Index	6.30%	6.92%	12.83%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,085,783,142
Total number of portfolio holdings	39
Total advisory fees paid	$10,760,833
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Ferguson Enterprises, Inc.	8.68%
Roper Technologies, Inc.	8.57%
Waters Corp.	8.18%
Ecolab, Inc.	7.14%
American Water Works Co., Inc.	6.95%
IDEX Corp.	4.39%
Mueller Industries, Inc.	4.37%
Core & Main, Inc., Class A	3.93%
Xylem, Inc.	3.85%
Veralto Corp.	3.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PHO-AR
Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF
PBW | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco WilderHill Clean Energy ETF	$109	0.63%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, clean energy stocks significantly outperformed the Russell 2000® Growth Index due primarily to geopolitical volatility. The Fund's overweight allocation to and security selection in the industrials sector also contributed to its outperformance relative to the Russell 2000® Growth Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill Clean Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 147.28%, differed from the return of the Index, 147.51%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Electrical equipment industry, followed by the semiconductors & semiconductor equipment and metals & mining industries, respectively.
Positions | Navitas Semiconductor Corp., a semiconductors & semiconductor equipment company, and Bloom Energy Corp., Class A, an electrical equipment company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | Wolfspeed, Inc., a semiconductors & semiconductor equipment company (no longer held at fiscal year-end), and Enphase Energy, Inc., a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco WilderHill Clean Energy ETF — NAV Return	147.28%	-13.35%	8.47%
WilderHill Clean Energy Index	147.51%	-14.81%	7.08%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell 2000® Growth Index	42.64%	4.00%	11.19%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$450,374,069
Total number of portfolio holdings	71
Total advisory fees paid	$2,411,842
Portfolio turnover rate	65%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Sigma Lithium Corp.	2.65%
Bloom Energy Corp., Class A	2.43%
FuelCell Energy, Inc.	2.41%
Navitas Semiconductor Corp.	2.23%
American Superconductor Corp.	2.09%
Lifezone Metals Ltd.	2.05%
Lithium Argentina AG	2.01%
Monolithic Power Systems, Inc.	1.87%
Powell Industries, Inc.	1.85%
MYR Group, Inc.	1.83%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBW-AR
Invesco WilderHill Clean Energy ETF

Invesco Zacks Mid-Cap ETF
CZA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Mid-Cap ETF	$75	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, U.S. equities experienced positive returns for the majority of the year, although geopolitical conflict towards the end of the year sparked bouts of increased volatility. The Fund underperformed the Russell Midcap® Index primarily due to poor security selection within the information technology and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Mid-Cap Core Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) that represent securities in the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.89%, differed from the return of the Index, 18.79%, primarily due to fees and expenses incurred by the Fund during the period, which was compounded during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | Keysight Technologies, Inc., an information technology company (no longer held at fiscal year-end), and State Street Corp., a financials company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the health care sector.
Positions | Centene Corp., a health care company, and Brown & Brown, Inc., a financials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Mid-Cap ETF — NAV Return	17.89%	7.09%	10.40%
Zacks Mid-Cap Core Index	18.79%	7.86%	11.19%
Russell 3000® Index	31.01%	11.91%	14.75%
Russell Midcap® Index	25.78%	7.72%	11.58%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Mid-Cap Core ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Mid-Cap Core ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$186,045,010
Total number of portfolio holdings	104
Total advisory fees paid	$921,969
Portfolio turnover rate	140%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
State Street Corp.	2.08%
American International Group, Inc.	2.02%
Public Service Enterprise Group, Inc.	2.02%
Hartford Insurance Group, Inc. (The)	1.86%
Las Vegas Sands Corp.	1.86%
Roper Technologies, Inc.	1.85%
PG&E Corp.	1.83%
Trip.com Group Ltd., ADR	1.81%
Sysco Corp.	1.77%
Viking Holdings Ltd.	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CZA-AR
Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF
CVY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Zacks Multi-Asset Income ETF	$81	0.73%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, high dividend paying and preferred equities, as well as closed-end funds, underperformed the broader market. The Fund underperformed the S&P 500® Index primarily due to a significant underweight allocation to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Zacks Multi-Asset Income Index (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) that represent securities in the Index.
• For the fiscal year ended April 30, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.86%, differed from the return of the Index, 23.91%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by financials and consumer discretionary sectors, respectively.
Positions | Peabody Energy Corp., an energy company (no longer held at fiscal year-end), and Signet Jewelers Ltd., a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Concentrix Corp., an industrials company, and Graphic Packaging Holding Co., a materials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Zacks Multi-Asset Income ETF — NAV Return	22.86%	7.98%	8.51%
Zacks Multi-Asset Income Index	23.91%	8.47%	9.09%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim Multi-Asset Income ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Multi-Asset Income ETF and the Fund.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$120,285,479
Total number of portfolio holdings	152
Total advisory fees paid	$572,035
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
SM Energy Co.	1.35%
Matador Resources Co.	1.23%
Virtu Financial, Inc., Class A	1.19%
BP PLC, ADR	1.15%
SLM Corp.	1.14%
Dell Technologies, Inc., Class C	1.14%
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	1.13%
Icahn Enterprises L.P.	1.11%
Plains All American Pipeline L.P.	1.10%
Tortoise Energy Infrastructure Corp.	1.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CVY-AR
Invesco Zacks Multi-Asset Income ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended April 30, 2026.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2026	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025
Audit Fees	$ 1,067,155	$ 1,044,504
Audit-Related Fees(1)	$ 12,331	$ 36,000
Tax Fees(2)	$ 911,919	$ 880,380
All Other Fees	$ 0	$ 0
Total Fees	$ 1,991,405	$ 1,960,884

(1)	Audit- Related Fees for the fiscal year ended 2026 and 2025 includes fees billed for reviewing regulatory filings.

(2)

Tax Fees for the fiscal years ended 2026 and 2025 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax, year-to-date estimates for various book-to-tax differences and other tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2026 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee Audit-Related
Audit-Related Fees(1)	$ 1,092,000	$ 1,177,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,092,000	$ 1,092,000

(1)	Audit-Related Fees for the fiscal years ended 2026 and 2025 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,783,000 for the fiscal year ended April 30, 2026 and $6,410,000 for the fiscal year ended April 30, 2025 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,786,919 for the fiscal year ended April 30, 2026 and $8,467,380 for the fiscal year ended April 30, 2025.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $26 million for the fiscal year ended 2026. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
April 30, 2026
BMVP	Invesco Bloomberg MVP Multi-factor ETF
PRF	Invesco RAFI US 1000 ETF
PRFZ	Invesco RAFI US 1500 Small-Mid ETF

2

Invesco Bloomberg MVP Multi-factor ETF (BMVP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.53%
Alphabet, Inc., Class A	6,243	$2,402,306
AT&T, Inc.	61,929	1,618,205
Fox Corp., Class A(b)	30,742	1,951,810
Verizon Communications, Inc.	35,763	1,717,697
		7,690,018
Consumer Discretionary-7.13%
Darden Restaurants, Inc.	9,158	1,836,728
Home Depot, Inc. (The)	5,458	1,794,590
Ross Stores, Inc.	8,287	1,887,696
TJX Cos., Inc. (The)	11,242	1,762,184
		7,281,198
Consumer Staples-5.21%
Colgate-Palmolive Co.	21,064	1,798,023
Kroger Co. (The)	24,811	1,688,885
PepsiCo, Inc.	11,561	1,832,303
		5,319,211
Energy-5.53%
Devon Energy Corp.	35,678	1,832,779
Halliburton Co.	46,045	1,947,703
Targa Resources Corp.	7,161	1,862,433
		5,642,915
Financials-16.51%
Allstate Corp. (The)	8,659	1,881,254
Ameriprise Financial, Inc.	4,039	1,917,677
Arch Capital Group Ltd.(c)	18,703	1,766,685
Cboe Global Markets, Inc.	6,388	1,916,975
Hartford Insurance Group, Inc. (The)	13,276	1,816,289
Markel Group, Inc.(c)	938	1,662,577
Principal Financial Group, Inc.	19,924	2,010,531
Synchrony Financial	26,394	2,011,223
Travelers Cos., Inc. (The)	6,155	1,878,137
		16,861,348
Health Care-10.01%
Bristol-Myers Squibb Co.	29,601	1,793,525
Cencora, Inc.	5,715	1,760,277
Gilead Sciences, Inc.	12,882	1,685,481
HCA Healthcare, Inc.	3,794	1,648,303
Merck & Co., Inc.	14,925	1,629,512
Pfizer, Inc.	63,935	1,707,064
		10,224,162
Industrials-18.52%
3M Co.	12,362	1,811,280
Cummins, Inc.	3,337	2,239,160
FedEx Corp.	5,040	2,032,683
Ferguson Enterprises, Inc.	7,697	2,060,564
General Dynamics Corp.	5,230	1,800,689
Leidos Holdings, Inc.	11,543	1,722,447
Lockheed Martin Corp.	2,971	1,538,889
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	18,248	$1,985,382
W.W. Grainger, Inc.	1,646	1,911,582
Waste Management, Inc.	7,812	1,816,681
		18,919,357
Information Technology-13.63%
Adobe, Inc.(c)	7,386	1,817,695
Apple, Inc.	7,074	1,919,530
CDW Corp.	14,835	2,031,060
Cisco Systems, Inc.	23,139	2,117,218
Jabil, Inc.	6,759	2,281,095
Motorola Solutions, Inc.	4,137	1,816,267
NetApp, Inc.	17,534	1,942,241
		13,925,106
Materials-5.27%
Ball Corp.	30,372	1,855,122
CF Industries Holdings, Inc.	13,827	1,717,313
Packaging Corp. of America	8,460	1,805,787
		5,378,222
Real Estate-5.52%
Mid-America Apartment Communities, Inc.	14,701	1,899,075
Sun Communities, Inc.	14,253	1,822,103
VICI Properties, Inc.	65,713	1,918,820
		5,639,998
Utilities-5.10%
Edison International	24,532	1,704,729
Evergy, Inc.	21,916	1,815,521
FirstEnergy Corp.	35,438	1,684,014
		5,204,264
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $94,628,317)		102,085,799
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.62%
Invesco Private Government Fund, 3.63%(d)(e)(f)	350,261	350,261
Invesco Private Prime Fund, 3.78%(d)(e)(f)	1,306,636	1,306,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,657,097)		1,657,028
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $96,285,414)		103,742,827
OTHER ASSETS LESS LIABILITIES-(1.58)%		(1,611,573)
NET ASSETS-100.00%		$102,131,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,438	$2,216,172	$(2,281,610)	$-	$-	$-	$2,350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,387,048	41,819,757	(43,856,544)	-	-	350,261	29,021 *
Invesco Private Prime Fund	5,123,256	91,715,011	(95,532,199)	90	609	1,306,767	75,488 *
Total	$7,575,742	$135,750,940	$(141,670,353)	$90	$609	$1,657,028	$106,859

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFI US 1000 ETF (PRF)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-10.20%
Alphabet, Inc., Class A(b)	1,185,459	$456,164,623
AT&T, Inc.	2,754,878	71,984,962
Charter Communications, Inc., Class A(c)(d)	82,736	13,665,505
Comcast Corp., Class A	1,733,388	46,870,812
EchoStar Corp., Class A(c)(d)	46,421	5,716,282
Electronic Arts, Inc.	51,368	10,395,342
Fox Corp., Class A(d)	113,614	7,213,353
GCI Liberty, Inc., Class C(c)(d)	1,454	49,799
Gray Media, Inc.(d)	22,581	127,357
IAC, Inc.(c)(d)	37,580	1,674,565
Liberty Broadband Corp., Class C(c)(d)	29,157	1,122,253
Liberty Global Ltd., Class A (Belgium)(c)(d)	218,142	2,526,084
Liberty Latin America Ltd., Class C(c)	101,773	845,734
Liberty Media Corp.-Liberty Formula One(c)	17,066	1,466,823
Lumen Technologies, Inc.(c)	819,314	7,242,736
Match Group, Inc.	36,476	1,364,932
Meta Platforms, Inc., Class A	220,537	134,948,796
Netflix, Inc.(c)	217,008	20,314,119
New York Times Co. (The), Class A	20,676	1,634,024
News Corp., Class A	141,952	3,736,177
Nexstar Media Group, Inc., Class A	14,936	3,108,779
Omnicom Group, Inc.(d)	99,592	7,640,698
Optimum Communications, Inc., Class A(c)(d)	228,846	361,577
Paramount Skydance Corp.	307,785	3,151,718
Pinterest, Inc., Class A(c)	89,850	1,766,451
Roku, Inc., Class A(c)	16,459	1,918,461
Sirius XM Holdings, Inc.	119,457	3,218,172
Snap, Inc., Class A(c)(d)	261,816	1,589,223
Take-Two Interactive Software, Inc.(c)	11,815	2,525,574
Telephone and Data Systems, Inc.(d)	42,338	1,907,750
T-Mobile US, Inc.	70,543	13,791,156
Trade Desk, Inc. (The), Class A(c)	25,052	590,977
Verizon Communications, Inc.	1,550,762	74,483,099
Versant Media Group, Inc.	49,978	2,008,616
Walt Disney Co. (The)	336,338	34,895,067
Warner Bros. Discovery, Inc.(c)	1,016,420	27,494,161
Yelp, Inc.(c)(d)	39,139	1,080,236
Ziff Davis, Inc.(c)(d)	33,167	1,517,722
		972,113,715
Consumer Discretionary-8.75%
Abercrombie & Fitch Co., Class A(c)	12,417	1,059,791
Academy Sports & Outdoors, Inc.(d)	39,097	2,144,079
Adient PLC(c)(d)	87,623	1,844,464
ADT, Inc.	176,679	1,330,393
Advance Auto Parts, Inc.(d)	70,418	4,190,575
Airbnb, Inc., Class A(c)	22,205	3,116,694
Amazon.com, Inc.(c)	832,885	220,764,498
American Eagle Outfitters, Inc.(d)	85,982	1,497,806
Aptiv PLC(c)	23,981	1,445,095
Aramark	47,035	2,149,029
Asbury Automotive Group, Inc.(c)(d)	9,995	2,035,882
AutoNation, Inc.(c)	19,913	4,229,123
AutoZone, Inc.(c)	669	2,477,996
	Shares	Value
Consumer Discretionary-(continued)
Bath & Body Works, Inc.	62,465	$1,214,320
Best Buy Co., Inc.	134,685	8,147,096
Booking Holdings, Inc.	71,367	12,015,348
BorgWarner, Inc.	112,992	6,437,154
Boyd Gaming Corp.	15,761	1,370,419
Brightstar Lottery PLC(d)	28,918	379,693
Brunswick Corp.	41,711	3,313,939
Burlington Stores, Inc.(c)	5,026	1,608,370
Caesars Entertainment, Inc.(c)(d)	105,236	2,925,561
Capri Holdings Ltd.(c)(d)	120,999	2,360,691
CarMax, Inc.(c)(d)	85,199	3,349,173
Carnival Corp.	101,234	2,683,713
Carter’s, Inc.(d)	40,918	1,477,958
Century Communities, Inc.(d)	20,608	1,154,460
Chipotle Mexican Grill, Inc.(c)	86,329	2,934,323
Columbia Sportswear Co.(d)	16,852	1,026,624
Coupang, Inc. (South Korea)(c)(d)	67,281	1,344,274
Crocs, Inc.(c)(d)	18,295	1,865,724
D.R. Horton, Inc.	94,126	14,482,226
Dana, Inc.	87,578	3,192,218
Darden Restaurants, Inc.	19,972	4,005,584
Deckers Outdoor Corp.(c)	21,933	2,241,553
Dick’s Sporting Goods, Inc.	14,602	3,313,486
Domino’s Pizza, Inc.	4,722	1,602,741
DoorDash, Inc., Class A(c)	12,448	2,099,355
eBay, Inc.	149,281	15,447,598
Etsy, Inc.(c)(d)	28,848	1,856,080
Expedia Group, Inc.	18,787	4,666,127
Five Below, Inc.(c)	7,358	1,733,986
Floor & Decor Holdings, Inc., Class A(c)(d)	14,286	691,442
Flutter Entertainment PLC (Ireland)(c)(d)	19,908	2,148,670
Ford Motor Co.	3,282,992	39,658,543
GameStop Corp., Class A(c)(d)	15,905	396,830
Gap, Inc. (The)(d)	82,836	2,036,937
General Motors Co.	716,853	55,118,827
Gentex Corp.	90,271	2,086,163
Genuine Parts Co.	38,239	4,100,368
Goodyear Tire & Rubber Co. (The)(c)(d)	379,726	2,688,460
Graham Holdings Co., Class B	1,252	1,405,383
Grand Canyon Education, Inc.(c)	6,471	1,094,052
Group 1 Automotive, Inc.(d)	7,885	2,813,920
Harley-Davidson, Inc.(d)	79,357	1,895,839
Hasbro, Inc.	33,989	3,257,506
Helen of Troy Ltd.(c)	50,152	1,161,019
Hilton Grand Vacations, Inc.(c)(d)	5,901	277,170
Hilton Worldwide Holdings, Inc.	11,814	3,828,563
Home Depot, Inc. (The)	130,807	43,009,342
KB Home	32,402	1,716,982
Kohl’s Corp.(d)	337,663	4,784,685
Las Vegas Sands Corp.	38,559	2,105,707
Laureate Education, Inc., Class A(c)	42,007	1,264,201
LCI Industries(d)	11,115	1,325,130
Lear Corp.	45,791	5,821,410
Leggett & Platt, Inc.	134,192	1,458,667
Lennar Corp., Class A	106,658	9,631,217
LGI Homes, Inc.(c)	17,801	871,715
Lithia Motors, Inc., Class A(d)	15,567	4,516,298
LKQ Corp.(d)	159,753	5,045,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	133,574	$31,896,135
M/I Homes, Inc.(c)	10,772	1,416,410
Macy’s, Inc.	281,976	5,512,631
Marriott International, Inc., Class A	13,032	4,713,544
Marriott Vacations Worldwide Corp.(d)	27,720	1,996,117
Mattel, Inc.(c)(d)	84,657	1,276,628
McDonald’s Corp.	70,139	20,592,109
Meritage Homes Corp.	36,140	2,433,668
MGM Resorts International(c)	106,779	4,157,974
Mohawk Industries, Inc.(c)(d)	31,538	3,329,151
Murphy USA, Inc.(d)	6,802	3,999,576
Newell Brands, Inc.(d)	568,216	2,318,321
NIKE, Inc., Class B	285,037	12,644,241
NVR, Inc.(c)	746	4,711,639
Ollie’s Bargain Outlet Holdings, Inc.(c)(d)	7,871	680,920
O’Reilly Automotive, Inc.(c)	78,060	7,759,164
PENN Entertainment, Inc.(c)(d)	101,915	1,779,436
Penske Automotive Group, Inc.(d)	8,607	1,476,273
Phinia, Inc.(d)	21,000	1,515,150
Polaris, Inc.	46,271	3,066,379
Pool Corp.(d)	6,558	1,398,953
PulteGroup, Inc.	67,420	8,249,511
PVH Corp.(d)	47,931	4,382,811
Ralph Lauren Corp.	6,356	2,279,516
RH(c)(d)	6,684	882,021
Rivian Automotive, Inc., Class A(c)(d)	157,487	2,582,787
Ross Stores, Inc.	31,174	7,101,125
Royal Caribbean Cruises Ltd.	7,334	1,934,416
Service Corp. International	23,872	1,934,348
Signet Jewelers Ltd.(d)	20,310	1,808,199
Somnigroup International, Inc.	18,839	1,429,127
Starbucks Corp.	166,916	17,581,262
Steven Madden Ltd.	33,149	1,245,076
Tapestry, Inc.	35,116	5,093,225
Taylor Morrison Home Corp., Class A(c)	48,662	2,955,730
Tesla, Inc.(c)	73,471	28,038,738
Texas Roadhouse, Inc.	8,302	1,336,539
Thor Industries, Inc.(d)	33,324	2,633,929
TJX Cos., Inc. (The)	101,365	15,888,964
Toll Brothers, Inc.	27,319	3,883,123
TopBuild Corp.(c)	4,113	1,820,825
Tractor Supply Co.	80,179	2,814,283
Travel + Leisure Co.	20,263	1,310,206
Tri Pointe Homes, Inc.(c)	57,217	2,682,905
Ulta Beauty, Inc.(c)	4,852	2,607,853
Under Armour, Inc., Class A(c)(d)	197,127	1,239,929
Upbound Group, Inc.(d)	44,976	888,726
Urban Outfitters, Inc.(c)(d)	17,368	1,221,665
V.F. Corp.(d)	264,107	4,999,546
Vail Resorts, Inc.(d)	10,923	1,389,187
Valvoline, Inc.(c)(d)	38,250	1,271,048
Versigent PLC(c)	7,996	279,620
Victoria’s Secret & Co.(c)(d)	36,751	1,904,804
Visteon Corp.	9,299	1,038,791
Whirlpool Corp.(d)	63,468	3,558,016
Williams-Sonoma, Inc.	13,761	2,493,631
Winnebago Industries, Inc.(d)	33,128	1,080,304
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Hotels & Resorts, Inc.	16,495	$1,342,363
Yum! Brands, Inc.	30,746	4,908,599
		833,512,432
Consumer Staples-6.26%
Albertson’s Cos., Inc., Class A(d)	227,101	3,826,652
Altria Group, Inc.	342,374	24,873,471
Andersons, Inc. (The)	21,244	1,668,504
Archer-Daniels-Midland Co.(d)	251,765	18,766,563
BJ’s Wholesale Club Holdings, Inc.(c)	18,191	1,707,953
Brown-Forman Corp., Class B	70,872	1,826,371
Bunge Global S.A.	107,957	13,718,096
Cal-Maine Foods, Inc.(d)	12,240	945,662
Campbell’s Co. (The)	73,080	1,519,333
Casey’s General Stores, Inc.	5,786	4,756,960
Church & Dwight Co., Inc.	35,155	3,412,144
Clorox Co. (The)	20,224	1,950,403
Coca-Cola Co. (The)	374,678	29,509,639
Coca-Cola Consolidated, Inc.	2,003	410,755
Colgate-Palmolive Co.	104,971	8,960,325
Conagra Brands, Inc.	292,275	4,194,146
Constellation Brands, Inc., Class A	41,734	6,534,710
Costco Wholesale Corp.	42,028	42,638,667
Darling Ingredients, Inc.(c)	59,137	3,798,370
Dollar General Corp.	99,521	11,532,494
Dollar Tree, Inc.(c)	62,377	6,057,431
Estee Lauder Cos., Inc. (The), Class A	59,317	4,550,207
Flowers Foods, Inc.(d)	116,398	1,054,566
Fresh Del Monte Produce, Inc.	24,050	1,007,455
General Mills, Inc.	219,529	7,751,569
Hain Celestial Group, Inc. (The)(c)	87,729	57,305
Hershey Co. (The)	19,319	3,588,311
Hormel Foods Corp.	117,323	2,518,925
Ingles Markets, Inc., Class A(d)	8,322	761,213
Ingredion, Inc.(d)	23,168	2,588,792
J.M. Smucker Co. (The)	44,932	4,404,684
Kenvue, Inc.	408,961	7,169,086
Keurig Dr Pepper, Inc.	306,851	9,021,419
Kimberly-Clark Corp.	60,973	6,001,572
Kraft Heinz Co. (The)	565,258	12,808,746
Kroger Co. (The)	253,468	17,253,567
Lamb Weston Holdings, Inc.	33,196	1,445,686
Maplebear, Inc.(c)(d)	26,052	1,103,302
McCormick & Co., Inc.	45,267	2,301,374
Molson Coors Beverage Co., Class B(d)	97,161	4,152,661
Mondelez International, Inc., Class A	332,313	20,417,311
Monster Beverage Corp.(c)	41,340	3,186,074
Nomad Foods Ltd. (United Kingdom)(d)	82,170	798,692
Nu Skin Enterprises, Inc., Class A	37,166	271,312
PepsiCo, Inc.	237,481	37,638,364
Performance Food Group Co.(c)	51,465	4,660,670
Philip Morris International, Inc. (Switzerland)	159,731	26,366,796
Post Holdings, Inc.(c)(d)	15,396	1,612,731
PriceSmart, Inc.	8,021	1,258,655
Procter & Gamble Co. (The)	426,655	62,756,684
Spectrum Brands Holdings, Inc.(d)	26,136	2,158,834
Sprouts Farmers Market, Inc.(c)	15,992	1,308,945
Sysco Corp.	92,073	6,878,774
Target Corp.	257,448	33,403,878
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	196,577	$12,594,688
United Natural Foods, Inc.(c)	60,141	3,008,253
Universal Corp.	14,934	800,164
US Foods Holding Corp.(c)	60,857	5,689,521
Walmart, Inc.	678,052	89,455,400
		596,414,835
Energy-8.20%
Antero Midstream Corp.	50,291	1,099,361
Antero Resources Corp.(c)	83,594	3,281,900
APA Corp.	217,994	8,878,896
Baker Hughes Co., Class A	239,661	16,697,182
California Resources Corp.	27,422	1,871,826
Cheniere Energy, Inc.	29,034	7,982,898
Chevron Corp.	657,242	127,051,451
Chord Energy Corp.	30,604	4,455,942
CNX Resources Corp.(c)(d)	58,745	2,285,768
ConocoPhillips	471,363	59,288,038
Core Natural Resources, Inc.	12,930	1,160,338
Coterra Energy, Inc.	265,705	9,541,467
Crescent Energy Co., Class A(d)	26,846	361,079
Delek US Holdings, Inc.	46,331	2,158,561
Devon Energy Corp.(d)	331,272	17,017,443
Diamondback Energy, Inc.	40,981	8,426,923
DT Midstream, Inc.	13,252	1,961,163
EOG Resources, Inc.	186,508	26,217,430
EQT Corp.	98,873	5,940,290
Expand Energy Corp.	57,998	5,924,496
Exxon Mobil Corp.	1,160,763	179,140,554
Halliburton Co.	271,323	11,476,963
Helmerich & Payne, Inc.	71,302	2,879,175
HF Sinclair Corp.	141,648	9,520,162
Kinder Morgan, Inc.	508,884	16,727,017
Liberty Energy, Inc., Class A(d)	86,799	2,932,938
Magnolia Oil & Gas Corp., Class A(d)	46,332	1,401,080
Marathon Petroleum Corp.	158,958	39,467,682
Matador Resources Co.	34,052	2,160,259
Murphy Oil Corp.(d)	94,345	3,939,847
Noble Corp. PLC(d)	32,600	1,663,578
Northern Oil and Gas, Inc.(d)	10,734	291,535
NOV, Inc.(d)	185,729	3,800,015
Occidental Petroleum Corp.	250,011	15,145,666
ONEOK, Inc.(d)	127,670	11,804,368
Ovintiv, Inc.(d)	174,499	10,740,413
Patterson-UTI Energy, Inc.	296,535	3,623,658
PBF Energy, Inc., Class A	161,220	6,990,499
Peabody Energy Corp.(d)	87,910	2,343,681
Permian Resources Corp.	113,854	2,461,523
Phillips 66	186,112	33,341,965
Range Resources Corp.	53,601	2,331,643
Scorpio Tankers, Inc. (Monaco)	4,956	403,071
SLB Ltd.(d)	392,172	22,306,743
SM Energy Co.	173,153	5,372,938
Targa Resources Corp.	22,870	5,948,030
TechnipFMC PLC (United Kingdom)	52,036	3,932,361
Valero Energy Corp.	204,758	51,717,776
Weatherford International PLC	15,933	1,758,207
Williams Cos., Inc. (The)	165,889	12,658,990
World Kinect Corp.(d)	53,896	1,453,575
		781,338,364
	Shares	Value
Financials-16.05%
Affiliated Managers Group, Inc.	9,819	$2,893,365
Aflac, Inc.	131,730	14,973,749
AGNC Investment Corp.	227,321	2,505,077
Allstate Corp. (The)	68,488	14,879,703
Ally Financial, Inc.	177,263	7,868,705
American Express Co.	58,803	18,996,309
American Financial Group, Inc.	30,054	4,005,297
American International Group, Inc.	281,784	21,077,443
Ameriprise Financial, Inc.	16,343	7,759,493
Annaly Capital Management, Inc.	197,913	4,532,208
Aon PLC, Class A	28,061	8,745,211
Apollo Global Management, Inc.	28,046	3,610,081
Arbor Realty Trust, Inc.(d)	111,727	882,643
Arch Capital Group Ltd.(c)	18,302	1,728,807
Ares Management Corp., Class A	9,078	1,065,757
Arthur J. Gallagher & Co.	19,023	3,926,347
Associated Banc-Corp	48,071	1,353,679
Assurant, Inc.	10,021	2,367,662
Assured Guaranty Ltd.	4,874	399,181
AXIS Capital Holdings Ltd.	4,547	456,564
Bank of America Corp.	2,012,105	107,567,133
Bank of New York Mellon Corp. (The)	164,191	22,062,345
Bank OZK(d)	35,261	1,698,170
BankUnited, Inc.	34,183	1,588,826
Berkshire Hathaway, Inc., Class B(c)	340,545	161,282,112
BlackRock, Inc.	17,719	18,881,366
Blackstone Mortgage Trust, Inc., Class A(d)	82,014	1,557,446
Blackstone, Inc., Class A	49,784	6,251,875
Block, Inc., Class A(c)	119,856	8,451,047
Bread Financial Holdings, Inc.(d)	29,662	2,514,744
Brighthouse Financial, Inc.(c)(d)	17,363	1,081,020
Brown & Brown, Inc.	22,973	1,381,826
Capital One Financial Corp.	162,104	31,010,495
Carlyle Group, Inc. (The)(d)	44,383	2,222,257
Cathay General Bancorp	21,626	1,211,705
Cboe Global Markets, Inc.	2,302	690,807
Charles Schwab Corp. (The)	130,815	11,987,887
Chimera Investment Corp.(d)	48,061	660,839
Chubb Ltd.	65,445	21,400,515
Cincinnati Financial Corp.	34,787	5,691,153
Citigroup, Inc.	752,648	96,323,891
Citizens Financial Group, Inc.	151,788	9,873,809
CME Group, Inc., Class A	38,431	11,061,210
CNO Financial Group, Inc.	42,794	1,902,193
Coinbase Global, Inc., Class A(c)(d)	9,896	1,858,172
Columbia Banking System, Inc.	56,560	1,674,176
Commerce Bancshares, Inc.(d)	19,730	1,026,552
Corebridge Financial, Inc.	104,159	2,868,539
Corpay, Inc.(c)	11,843	3,629,524
Cullen/Frost Bankers, Inc.	10,252	1,485,822
East West Bancorp, Inc.	24,358	3,080,556
Equitable Holdings, Inc.	56,409	2,380,460
Essent Group Ltd.(d)	23,987	1,451,693
Euronet Worldwide, Inc.(c)(d)	14,653	1,060,584
Evercore, Inc., Class A	7,740	2,486,785
Everest Group Ltd.	3,566	1,272,206
F&G Annuities & Life, Inc.(d)	3,295	94,369
F.N.B. Corp.	109,093	1,947,310
FactSet Research Systems, Inc.(d)	5,596	1,273,538
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Financials-(continued)
Federated Hermes, Inc., Class B	22,044	$1,280,536
Fidelity National Financial, Inc.(d)	74,794	3,911,726
Fidelity National Information Services, Inc.	173,801	8,086,961
Fifth Third Bancorp	244,536	12,412,647
First American Financial Corp.	46,434	3,256,416
First Citizens BancShares, Inc., Class A(d)	2,097	4,160,071
First Hawaiian, Inc.(d)	41,987	1,145,405
First Horizon Corp.	124,197	3,099,957
First Interstate BancSystem, Inc., Class A(d)	33,786	1,199,065
FirstCash Holdings, Inc.	6,909	1,507,682
Fiserv, Inc.(c)	154,389	9,672,471
Flagstar Bank N.A(d)	166,869	2,331,160
Franklin Resources, Inc.	155,837	4,670,435
Genworth Financial, Inc., Class A(c)	272,006	2,390,933
Glacier Bancorp, Inc.(d)	22,716	1,114,220
Global Payments, Inc.	134,119	9,651,203
Globe Life, Inc.	14,880	2,295,984
Goldman Sachs Group, Inc. (The)	59,465	54,931,983
Hancock Whitney Corp.(d)	20,394	1,376,799
Hanover Insurance Group, Inc. (The)	8,776	1,647,167
Hartford Insurance Group, Inc. (The)	57,315	7,841,265
Home BancShares, Inc.	42,986	1,155,034
Houlihan Lokey, Inc.	5,858	906,526
Huntington Bancshares, Inc.	461,795	7,739,684
Intercontinental Exchange, Inc.	61,320	9,694,079
Invesco Ltd.(e)	172,995	4,534,199
Jack Henry & Associates, Inc.(d)	10,881	1,672,954
Jackson Financial, Inc., Class A	29,101	3,369,023
Janus Henderson Group PLC	36,399	1,878,552
Jefferies Financial Group, Inc.	53,362	2,573,116
JPMorgan Chase & Co.	471,565	147,708,305
Kemper Corp.	30,617	1,031,487
KeyCorp	318,461	7,041,173
KKR & Co., Inc., Class A	45,568	4,754,565
Lincoln National Corp.	90,178	3,409,630
Loews Corp.	40,680	4,580,975
LPL Financial Holdings, Inc.	7,795	2,604,543
M&T Bank Corp.	38,223	8,356,694
Markel Group, Inc.(c)(d)	2,414	4,278,743
Marsh & McLennan Cos., Inc.	57,050	9,567,855
Mastercard, Inc., Class A	37,291	18,754,390
MetLife, Inc.	206,237	16,519,584
MGIC Investment Corp.	79,094	2,094,409
Moelis & Co., Class A	16,576	1,079,429
Moody’s Corp.	9,646	4,455,005
Morgan Stanley	219,190	41,775,422
MSCI, Inc.	4,014	2,373,920
Nasdaq, Inc.	42,615	3,916,745
Navient Corp.(d)	58,050	536,382
NCR Atleos Corp.(c)	26,829	1,190,671
Northern Trust Corp.	40,010	6,655,263
Old National Bancorp(d)	70,364	1,686,625
Old Republic International Corp.(d)	90,794	3,627,220
OneMain Holdings, Inc.	76,156	4,475,688
PayPal Holdings, Inc.	331,095	16,601,103
PennyMac Financial Services, Inc.(d)	11,773	1,062,984
Pinnacle Financial Partners, Inc.	26,877	2,659,210
PNC Financial Services Group, Inc. (The)	104,314	23,262,022
	Shares	Value
Financials-(continued)
Popular, Inc.	4,802	$721,885
Primerica, Inc.	6,172	1,735,998
Principal Financial Group, Inc.	79,955	8,068,259
PROG Holdings, Inc.	31,537	1,129,971
Progressive Corp. (The)	60,823	12,242,453
Prosperity Bancshares, Inc.(d)	28,787	2,005,015
Prudential Financial, Inc.	122,368	12,005,524
Radian Group, Inc.	45,486	1,629,763
Raymond James Financial, Inc.	26,656	4,220,178
Regions Financial Corp.	236,383	6,748,735
Reinsurance Group of America, Inc.	15,906	3,363,483
RenaissanceRe Holdings Ltd. (Bermuda)	2,358	723,835
Rithm Capital Corp.(d)	249,670	2,441,773
RLI Corp.	4,383	226,908
Robinhood Markets, Inc., Class A(c)	19,262	1,404,007
Rocket Cos., Inc., Class A(c)(d)	20,322	297,108
S&P Global, Inc.	32,258	13,910,617
SEI Investments Co.	24,388	2,211,504
Selective Insurance Group, Inc.	13,330	1,119,053
Simmons First National Corp., Class A	57,607	1,224,725
SLM Corp.(d)	87,327	2,015,507
SoFi Technologies, Inc.(c)(d)	15,834	254,927
SouthState Bank Corp.	18,018	1,759,818
Starwood Property Trust, Inc.	137,945	2,532,670
State Street Corp.	91,540	13,990,974
Stifel Financial Corp.	22,068	1,739,179
StoneX Group, Inc.(c)(d)	20,165	2,138,095
Synchrony Financial	203,246	15,487,345
T. Rowe Price Group, Inc.(d)	95,678	9,843,353
TPG, Inc.(c)(f)	55,784	0
Travelers Cos., Inc. (The)	51,130	15,601,808
Truist Financial Corp.	440,420	22,681,630
U.S. Bancorp	442,987	25,099,643
United Bankshares, Inc.(d)	38,734	1,696,937
Unum Group	47,465	3,815,237
Valley National Bancorp	156,725	2,126,758
Virtu Financial, Inc., Class A	25,772	1,279,838
Visa, Inc., Class A	93,582	30,867,087
Voya Financial, Inc.(d)	22,111	1,812,218
W.R. Berkley Corp.	42,285	2,825,907
Webster Financial Corp.	41,796	3,024,359
Wells Fargo & Co.	943,057	77,547,577
Western Alliance Bancorporation	21,050	1,716,417
Western Union Co. (The)(d)	276,071	2,509,485
WEX, Inc.(c)(d)	7,356	1,105,827
White Mountains Insurance Group Ltd.(d)	732	1,633,817
Willis Towers Watson PLC	15,975	4,092,795
Wintrust Financial Corp.	11,305	1,702,194
Zions Bancorporation N.A.	60,596	3,842,998
		1,529,714,727
Health Care-11.66%
Abbott Laboratories	254,714	23,125,484
AbbVie, Inc.	218,790	46,234,703
Acadia Healthcare Co., Inc.(c)(d)	60,320	1,561,986
Accendra Health, Inc.(c)(d)	104,919	389,249
Agilent Technologies, Inc.	46,239	5,342,916
Align Technology, Inc.(c)	18,898	3,326,237
Alnylam Pharmaceuticals, Inc.(c)	2,839	878,642
Amgen, Inc.	105,304	36,461,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Health Care-(continued)
AMN Healthcare Services, Inc.(c)(d)	59,753	$1,223,144
Avantor, Inc.(c)(d)	200,857	1,626,942
Baxter International, Inc.(d)	297,999	5,238,822
Becton, Dickinson and Co.	67,903	10,120,263
Biogen, Inc.(c)	68,229	12,914,385
BioMarin Pharmaceutical, Inc.(c)	39,174	2,111,870
Bio-Rad Laboratories, Inc., Class A(c)(d)	7,140	2,000,057
Boston Scientific Corp.(c)	93,349	5,377,836
Bristol-Myers Squibb Co.	971,740	58,877,727
Bruker Corp.(d)	27,429	1,006,919
Cardinal Health, Inc.	38,487	7,423,373
Cencora, Inc.	14,472	4,457,521
Centene Corp.(c)	617,195	33,137,200
Charles River Laboratories International, Inc.(c)	9,748	1,627,624
Chemed Corp.	2,714	1,153,396
Cigna Group (The)	119,147	34,621,735
Cooper Cos., Inc. (The)(c)	34,880	2,193,952
CVS Health Corp.	610,277	50,829,971
Danaher Corp.	85,366	15,276,246
DaVita, Inc.(c)(d)	17,864	2,771,421
DENTSPLY SIRONA, Inc.	185,020	2,173,985
Dexcom, Inc.(c)	26,476	1,576,646
Edwards Lifesciences Corp.(c)	76,861	6,417,893
Elanco Animal Health, Inc.(c)(d)	138,139	3,090,169
Elevance Health, Inc.	110,307	41,521,761
Eli Lilly and Co.	27,641	25,833,279
Encompass Health Corp.	11,534	1,153,400
Enovis Corp.(c)(d)	35,978	843,324
Envista Holdings Corp.(c)	69,707	1,808,200
Exelixis, Inc.(c)	50,053	2,225,356
Fortrea Holdings, Inc.(c)	134,940	1,551,810
GE HealthCare Technologies, Inc.	94,110	5,725,652
Gilead Sciences, Inc.	251,447	32,899,325
Globus Medical, Inc., Class A(c)	15,521	1,399,684
HCA Healthcare, Inc.	30,199	13,119,956
Henry Schein, Inc.(c)(d)	46,578	3,474,253
Humana, Inc.	87,743	20,745,955
ICON PLC(c)	9,964	1,179,040
IDEXX Laboratories, Inc.(c)	3,829	2,147,303
Illumina, Inc.(c)	34,005	4,309,794
Incyte Corp.(c)	39,656	3,778,027
Intuitive Surgical, Inc.(c)	13,427	6,144,329
IQVIA Holdings, Inc.(c)	30,326	4,802,729
Jazz Pharmaceuticals PLC(c)(d)	18,718	3,800,128
Johnson & Johnson	451,057	103,675,451
Labcorp Holdings, Inc.	27,172	6,977,770
Masimo Corp.(c)(d)	6,972	1,244,014
McKesson Corp.	13,301	10,842,975
Medtronic PLC	88,457	7,162,363
Merck & Co., Inc.	606,197	66,184,588
Mettler-Toledo International, Inc.(c)	2,357	3,008,970
Moderna, Inc.(c)(d)	353,321	16,231,567
Molina Healthcare, Inc.(c)	29,898	5,818,749
Neurocrine Biosciences, Inc.(c)	10,571	1,391,884
Novavax, Inc.(c)(d)	160,426	1,271,376
Option Care Health, Inc.(c)(d)	31,483	640,049
Organon & Co.(d)	340,017	4,505,225
Perrigo Co. PLC	40,190	475,850
Pfizer, Inc.	2,936,347	78,400,465
	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.	24,037	$4,667,985
QuidelOrtho Corp.(c)(d)	69,109	850,041
Regeneron Pharmaceuticals, Inc.	25,270	17,867,406
ResMed, Inc.	11,176	2,389,541
Revvity, Inc.(d)	32,040	2,775,305
Royalty Pharma PLC, Class A	42,751	2,141,398
Sarepta Therapeutics, Inc.(c)(d)	52,073	1,087,284
Solventum Corp.(c)	63,546	4,280,459
STERIS PLC	13,015	2,822,693
Stryker Corp.	29,713	9,363,458
Teladoc Health, Inc.(c)(d)	165,986	1,005,875
Teleflex, Inc.	17,173	2,127,906
Tenet Healthcare Corp.(c)	13,864	2,455,592
Thermo Fisher Scientific, Inc.	56,306	26,968,322
United Therapeutics Corp.(c)	6,504	3,716,060
UnitedHealth Group, Inc.	300,564	111,352,951
Universal Health Services, Inc., Class B	24,601	4,139,610
Veeva Systems, Inc., Class A(c)	7,899	1,232,007
Vertex Pharmaceuticals, Inc.(c)	24,830	10,611,845
Viatris, Inc.	732,150	10,938,321
Waters Corp.(c)	14,670	4,536,404
West Pharmaceutical Services, Inc.	8,415	2,504,220
Zimmer Biomet Holdings, Inc.	58,724	4,840,619
Zoetis, Inc.	49,799	5,725,391
		1,111,265,118
Industrials-9.53%
3M Co.	104,720	15,343,574
A.O. Smith Corp.	28,346	1,752,917
ABM Industries, Inc.	34,660	1,414,128
Acuity, Inc.(d)	7,424	2,151,252
Advanced Drainage Systems, Inc.	9,772	1,458,471
AECOM	27,676	2,327,552
AerCap Holdings N.V. (Ireland)	8,724	1,240,640
AGCO Corp.	29,653	3,588,606
Alaska Air Group, Inc.(c)(d)	38,749	1,515,473
Alight, Inc., Class A	411,951	340,848
Allegion PLC	2,725	374,633
Allison Transmission Holdings, Inc.	21,643	2,907,737
AMETEK, Inc.	21,478	5,058,069
API Group Corp.(c)	29,830	1,363,828
Applied Industrial Technologies, Inc.	4,727	1,445,280
ArcBest Corp.	16,154	2,060,766
Arcosa, Inc.(d)	10,572	1,337,041
Atkore, Inc.(d)	21,812	1,704,608
Automatic Data Processing, Inc.	43,379	9,193,745
Avis Budget Group, Inc.(c)(d)	18,634	3,366,605
Boeing Co. (The)(c)	27,193	6,228,013
Boise Cascade Co.	26,634	2,111,277
Booz Allen Hamilton Holding Corp.	26,508	2,061,527
Broadridge Financial Solutions, Inc.	10,198	1,570,288
Builders FirstSource, Inc.(c)	64,785	5,123,846
BWX Technologies, Inc.	5,746	1,243,377
C.H. Robinson Worldwide, Inc.	35,027	6,368,259
CACI International, Inc., Class A(c)	4,129	2,145,181
Carlisle Cos., Inc.(d)	8,989	3,193,432
Carrier Global Corp.	119,849	8,050,257
Caterpillar, Inc.	61,892	55,090,688
Cintas Corp.	24,827	4,337,525
Clean Harbors, Inc.(c)	5,422	1,695,351
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
CNH Industrial N.V.	367,690	$3,937,960
Comfort Systems USA, Inc.	1,408	2,591,072
Concentrix Corp.(d)	46,098	1,098,054
Copart, Inc.(c)	53,501	1,771,418
Core & Main, Inc., Class A(c)	20,492	1,032,182
CoreCivic, Inc.(c)	45,880	938,705
Crane Co.	5,013	890,960
CSX Corp.	466,426	21,189,733
Cummins, Inc.	26,592	17,843,498
Curtiss-Wright Corp.	3,102	2,234,060
Deere & Co.	45,687	26,949,391
Delta Air Lines, Inc.	27,559	1,873,736
Donaldson Co., Inc.	19,064	1,680,873
Dover Corp.	21,655	4,902,909
Dycom Industries, Inc.(c)	3,552	1,470,883
Eaton Corp. PLC	35,600	15,415,156
EMCOR Group, Inc.	4,862	4,335,300
Emerson Electric Co.	101,029	14,188,513
EnerSys	10,366	2,210,653
Equifax, Inc.	11,056	1,923,081
ESAB Corp.	7,847	771,125
Expeditors International of Washington, Inc.	44,968	6,650,317
Fastenal Co.	112,544	5,056,602
FedEx Corp.	82,119	33,119,414
Ferguson Enterprises, Inc.	35,108	9,398,763
Flowserve Corp.(d)	22,133	1,629,874
Fluor Corp.(c)	41,427	2,210,130
Fortive Corp.	60,475	3,615,800
Fortune Brands Innovations, Inc.(d)	47,898	1,941,785
FTI Consulting, Inc.(c)	8,106	1,453,406
Gates Industrial Corp. PLC(c)	64,450	1,650,564
GATX Corp.(d)	6,596	1,292,288
GE Vernova, Inc.	7,926	8,587,504
Generac Holdings, Inc.(c)	10,439	2,706,102
General Dynamics Corp.	46,168	15,895,642
General Electric Co.	50,854	14,744,100
Genpact Ltd.(d)	45,922	1,595,789
Graco, Inc.	19,646	1,576,984
GXO Logistics, Inc.(c)(d)	34,418	1,966,300
HEICO Corp.(d)	3,955	1,067,534
Herc Holdings, Inc.(d)	8,365	1,061,686
Hertz Global Holdings, Inc.(c)(d)	200,585	1,275,721
Hexcel Corp.	15,204	1,427,199
Honeywell International, Inc.	119,003	25,505,913
Howmet Aerospace, Inc.	15,515	3,770,766
Hub Group, Inc., Class A(d)	38,532	1,688,858
Hubbell, Inc.	5,692	2,892,504
Huntington Ingalls Industries, Inc.	9,791	3,566,763
IDEX Corp.	12,223	2,662,781
Illinois Tool Works, Inc.	39,205	10,115,282
Ingersoll Rand, Inc.(d)	46,927	3,747,590
ITT, Inc.(d)	10,912	2,338,878
J.B. Hunt Transport Services, Inc.	21,355	5,371,423
Jacobs Solutions, Inc.	29,735	3,848,006
JELD-WEN Holding, Inc.(c)	108,866	149,146
JetBlue Airways Corp.(c)(d)	222,349	1,035,035
Johnson Controls International PLC	90,365	13,196,001
KBR, Inc.	34,502	1,293,480
Kelly Services, Inc., Class A	23,548	229,828
	Shares	Value
Industrials-(continued)
Kennametal, Inc.(d)	39,578	$1,532,064
Kirby Corp.(c)	11,844	1,782,996
Knight-Swift Transportation Holdings, Inc.	75,859	4,923,249
Korn Ferry	17,204	1,143,034
L3Harris Technologies, Inc.	52,634	16,871,829
Landstar System, Inc.	14,368	2,644,718
Leidos Holdings, Inc.	25,087	3,743,482
Lennox International, Inc.	2,644	1,414,249
Lincoln Electric Holdings, Inc.	7,603	2,014,795
Lockheed Martin Corp.	58,819	30,466,477
Lyft, Inc., Class A(c)(d)	78,984	1,117,624
ManpowerGroup, Inc.	77,127	2,334,634
Masco Corp.	47,439	3,407,069
MasTec, Inc.(c)	8,373	3,299,381
MasterBrand, Inc.(c)(d)	79,316	712,258
Matson, Inc.	15,632	2,726,690
Maximus, Inc.(d)	19,552	1,283,002
Middleby Corp. (The)(c)	12,222	1,715,480
MillerKnoll, Inc.	36,261	583,077
Moog, Inc., Class A	5,049	1,521,314
MSC Industrial Direct Co., Inc., Class A	16,640	1,701,773
Mueller Industries, Inc.	17,068	2,311,519
Nordson Corp.	7,041	2,030,976
Norfolk Southern Corp.	50,287	15,882,143
Northrop Grumman Corp.	28,795	16,686,127
nVent Electric PLC	20,394	2,914,303
Old Dominion Freight Line, Inc.	28,062	5,961,211
Oshkosh Corp.	22,643	3,539,101
Otis Worldwide Corp.	41,559	3,236,615
Owens Corning(d)	37,111	4,577,271
PACCAR, Inc.	116,086	13,791,017
Parker-Hannifin Corp.	9,576	8,708,606
Paychex, Inc.	39,157	3,627,113
Paycom Software, Inc.(d)	2,124	269,238
Pentair PLC	21,492	1,734,619
Quanta Services, Inc.	10,613	7,723,823
Regal Rexnord Corp.	18,350	3,945,800
Republic Services, Inc.	18,783	3,929,779
Resideo Technologies, Inc.(c)	56,134	2,322,264
Robert Half, Inc.(d)	90,511	2,408,498
Rockwell Automation, Inc.	12,719	5,200,926
Rollins, Inc.	17,460	973,046
RTX Corp.	222,872	39,241,073
Rush Enterprises, Inc., Class A	26,961	1,995,923
Ryder System, Inc.	18,001	4,568,114
Saia, Inc.(c)	3,958	1,776,430
Science Applications International Corp.	21,537	2,084,135
Sensata Technologies Holding PLC	67,710	2,819,444
Simpson Manufacturing Co., Inc.(d)	6,570	1,253,096
SiteOne Landscape Supply, Inc.(c)(d)	7,501	945,501
SkyWest, Inc.(c)	10,653	874,824
Snap-on, Inc.	10,755	4,123,467
Southwest Airlines Co.	33,662	1,276,463
SS&C Technologies Holdings, Inc.	44,453	3,080,593
Stanley Black & Decker, Inc.	84,810	6,628,750
Sunrun, Inc.(c)	53,639	682,824
Terex Corp.	25,572	1,590,578
Tetra Tech, Inc.	33,127	1,070,665
Textron, Inc.	53,787	5,161,401
Timken Co. (The)	20,630	2,287,661
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
Toro Co. (The)	23,289	$2,216,414
Trane Technologies PLC	3,710	1,827,323
TransDigm Group, Inc.	2,967	3,441,661
TransUnion(d)	21,421	1,520,891
TriNet Group, Inc.	17,625	806,872
Uber Technologies, Inc.(c)	97,924	7,306,110
UFP Industries, Inc.	26,983	2,414,709
U-Haul Holding Co., Series N(d)	31,810	1,517,019
Union Pacific Corp.	115,086	31,013,375
United Airlines Holdings, Inc.(c)	12,467	1,122,030
United Parcel Service, Inc., Class B	231,072	25,140,634
United Rentals, Inc.	8,771	8,418,757
Valmont Industries, Inc.	3,350	1,701,934
Veralto Corp.	20,169	1,778,906
Verisk Analytics, Inc.	12,812	2,363,686
Vertiv Holdings Co., Class A	8,992	2,953,782
W.W. Grainger, Inc.	5,351	6,214,384
Waste Management, Inc.	44,127	10,261,734
Watsco, Inc.(d)	5,998	2,626,164
Werner Enterprises, Inc.(d)	47,075	1,735,655
WESCO International, Inc.	15,892	5,548,215
Westinghouse Air Brake Technologies Corp.	24,984	6,742,932
WillScot Holdings Corp.(d)	76,068	1,722,180
Woodward, Inc.	6,021	2,185,563
XPO, Inc.(c)(d)	7,953	1,750,694
Xylem, Inc.	28,967	3,422,741
		907,678,311
Information Technology-20.07%
Accenture PLC, Class A	117,477	20,994,315
Adobe, Inc.(c)	70,120	17,256,532
Advanced Micro Devices, Inc.(c)	120,315	42,650,464
Akamai Technologies, Inc.(c)	39,234	4,040,317
Amdocs Ltd.(d)	46,547	3,010,194
Amkor Technology, Inc.	43,057	3,003,226
Amphenol Corp., Class A	51,566	7,594,125
Analog Devices, Inc.	72,024	28,972,374
Apple, Inc.(b)	1,433,198	388,898,277
Applied Materials, Inc.	104,761	41,327,167
AppLovin Corp., Class A(c)	906	404,393
Arista Networks, Inc.(c)	29,732	5,135,014
Arrow Electronics, Inc.(c)(d)	39,076	7,339,645
Autodesk, Inc.(c)	15,031	3,562,347
Avnet, Inc.(d)	66,161	5,458,944
Broadcom, Inc.	151,617	63,289,484
Cadence Design Systems, Inc.(c)	14,564	4,800,149
CDW Corp.	28,069	3,842,927
Ciena Corp.(c)	21,661	11,427,910
Cirrus Logic, Inc.(c)	14,254	2,324,542
Cisco Systems, Inc.	795,136	72,754,944
Cognex Corp.	30,930	1,716,924
Cognizant Technology Solutions Corp., Class A	178,928	9,465,291
Coherent Corp.(c)	15,715	5,024,243
Corning, Inc.	117,518	19,301,156
CrowdStrike Holdings, Inc., Class A(c)	2,470	1,101,003
Datadog, Inc., Class A(c)	7,967	1,053,158
Dell Technologies, Inc., Class C	44,179	9,231,202
Diodes, Inc.(c)	20,792	2,227,863
	Shares	Value
Information Technology-(continued)
DocuSign, Inc.(c)	6,591	$303,120
Dolby Laboratories, Inc., Class A(d)	18,144	1,163,756
Dropbox, Inc., Class A(c)(d)	65,181	1,583,246
DXC Technology Co.(c)(d)	122,507	1,386,779
Enphase Energy, Inc.(c)(d)	29,048	957,422
Entegris, Inc.(d)	18,811	2,659,499
EPAM Systems, Inc.(c)(d)	11,164	1,270,240
Everforth, Inc.(c)(d)	34,554	729,089
F5, Inc.(c)	9,250	2,996,075
Fair Isaac Corp.(c)	921	944,025
First Solar, Inc.(c)	11,041	2,229,067
Flex Ltd.(c)(d)	68,263	6,249,478
Fortinet, Inc.(c)	38,174	3,218,450
Gartner, Inc.(c)(d)	11,702	1,737,630
Gen Digital, Inc.	116,402	2,245,395
GoDaddy, Inc., Class A(c)	24,758	2,148,747
Hewlett Packard Enterprise Co.	714,921	20,568,277
HP, Inc.(d)	626,642	13,071,752
HubSpot, Inc.(c)	1,173	260,124
Insight Enterprises, Inc.(c)	16,504	1,203,142
Intel Corp.(c)	2,638,633	249,298,046
International Business Machines Corp.	135,898	31,389,720
Intuit, Inc.	22,320	8,671,320
Jabil, Inc.	20,901	7,053,878
Keysight Technologies, Inc.(c)	25,401	8,888,064
KLA Corp.	9,283	16,248,499
Kyndryl Holdings, Inc.(c)	113,956	1,574,872
Lam Research Corp.	129,529	33,400,348
Littelfuse, Inc.	5,119	2,068,946
Lumentum Holdings, Inc.(c)	10,296	9,290,287
Marvell Technology, Inc.	80,954	13,369,553
Microchip Technology, Inc.	112,539	10,455,999
Micron Technology, Inc.	165,384	85,529,989
Microsoft Corp.	505,988	206,331,787
MKS, Inc.	13,384	3,797,710
MongoDB, Inc.(c)	738	185,113
Monolithic Power Systems, Inc.	1,709	2,759,027
Motorola Solutions, Inc.	11,310	4,965,429
NetApp, Inc.	46,959	5,201,648
NetScout Systems, Inc.(c)	35,071	1,181,893
NVIDIA Corp.	269,061	53,696,504
Okta, Inc.(c)(d)	17,674	1,301,690
ON Semiconductor Corp.(c)	94,759	9,552,655
Oracle Corp.	170,601	27,533,295
Palantir Technologies, Inc., Class A(c)	8,845	1,230,428
Palo Alto Networks, Inc.(c)	20,218	3,625,492
Plexus Corp.(c)	6,901	1,729,253
PTC, Inc.(c)	7,755	1,057,007
Pure Storage, Inc., Class A(c)	19,584	1,399,277
Qnity Electronics, Inc.	60,366	8,491,082
Qorvo, Inc.(c)	50,382	4,746,992
QUALCOMM, Inc.	232,735	41,794,551
Ralliant Corp.(d)	12,996	590,538
Roper Technologies, Inc.	13,643	4,840,673
Salesforce, Inc.	112,157	19,799,075
Sandisk Corp.(c)	1,864	2,043,895
Sanmina Corp.(c)	17,871	3,892,661
Seagate Technology Holdings PLC	37,678	25,381,408
ServiceNow, Inc.(c)	29,873	2,638,085
Silicon Laboratories, Inc.(c)	9,034	1,966,702
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Information Technology-(continued)
Skyworks Solutions, Inc.	67,467	$4,734,159
Snowflake, Inc., Class A(c)	8,103	1,105,816
Strategy, Inc., Class A(c)	5,041	834,033
Super Micro Computer, Inc.(c)(d)	49,282	1,350,327
Synaptics, Inc.(c)(d)	14,028	1,312,881
Synopsys, Inc.(c)	11,765	5,677,789
TD SYNNEX Corp.	34,603	7,895,713
TE Connectivity PLC (Switzerland)	45,839	9,702,283
Teledyne Technologies, Inc.(c)	5,929	3,829,245
Teradata Corp.(c)(d)	49,623	1,307,566
Teradyne, Inc.	25,187	8,650,979
Texas Instruments, Inc.	135,045	37,958,449
Trimble, Inc.(c)	39,641	2,668,632
Twilio, Inc., Class A(c)	25,926	3,838,604
Tyler Technologies, Inc.(c)	2,469	842,275
Unity Software, Inc.(c)(d)	60,992	1,611,409
VeriSign, Inc.	5,008	1,345,449
Viasat, Inc.(c)(d)	68,673	4,526,237
Vishay Intertechnology, Inc.(d)	94,386	2,734,362
Vistance Networks, Inc.(c)	112,677	1,441,702
Vontier Corp.	30,098	1,079,916
Western Digital Corp.	59,239	25,740,530
Workday, Inc., Class A(c)	18,811	2,302,466
Xerox Holdings Corp.(d)	293,191	659,680
Zebra Technologies Corp., Class A(c)	10,870	2,459,446
Zoom Communications, Inc., Class A(c)	35,344	3,433,670
		1,912,150,452
Materials-3.76%
Air Products and Chemicals, Inc.(d)	33,901	10,171,995
Albemarle Corp.	37,999	7,474,403
Alcoa Corp.	90,267	5,758,132
Alpha Metallurgical Resources, Inc.(c)(d)	9,251	1,724,849
Amcor PLC(d)	153,942	5,855,954
AptarGroup, Inc.	11,753	1,453,611
Ashland, Inc.	35,373	1,883,966
Avery Dennison Corp.	16,153	2,647,961
Avient Corp.	35,496	1,316,192
Axalta Coating Systems Ltd.(c)(d)	46,844	1,332,243
Ball Corp.	79,823	4,875,589
Cabot Corp.	16,533	1,272,380
Celanese Corp.	100,029	6,777,965
CF Industries Holdings, Inc.	59,743	7,420,081
Chemours Co. (The)	130,030	3,504,308
Cleveland-Cliffs, Inc.(c)(d)	485,773	4,954,885
Commercial Metals Co.	48,047	3,313,321
Corteva, Inc.	174,343	14,123,526
CRH PLC	127,015	15,041,116
Crown Holdings, Inc.	25,193	2,476,724
Dow, Inc.	756,169	30,617,283
DuPont de Nemours, Inc.	193,087	8,816,352
Eagle Materials, Inc.(d)	7,313	1,536,534
Eastman Chemical Co.(d)	78,154	5,712,276
Ecolab, Inc.	21,717	5,659,450
Element Solutions, Inc.	48,445	2,063,272
FMC Corp.	154,807	2,380,932
Freeport-McMoRan, Inc.	237,052	13,696,865
Graphic Packaging Holding Co.(d)	138,855	1,323,288
H.B. Fuller Co.	18,232	1,103,401
Huntsman Corp.	297,968	4,281,800
	Shares	Value
Materials-(continued)
International Flavors & Fragrances, Inc.	93,889	$6,591,008
International Paper Co.	176,906	5,381,480
James Hardie Industries PLC(c)(d)	20,821	437,033
Linde PLC	53,009	26,564,930
Louisiana-Pacific Corp.	16,946	1,223,332
LyondellBasell Industries N.V., Class A	226,188	16,873,625
Martin Marietta Materials, Inc.	6,228	3,855,568
Mosaic Co. (The)	260,748	6,067,606
NewMarket Corp.	1,619	1,093,829
Newmont Corp.	157,512	17,498,008
Nucor Corp.	122,845	27,675,750
O-I Glass, Inc.(c)(d)	85,152	775,735
Olin Corp.(d)	153,597	4,374,443
Packaging Corp. of America	19,605	4,184,687
PPG Industries, Inc.	59,118	6,414,303
Reliance, Inc.	22,646	8,209,175
Royal Gold, Inc.	4,748	1,108,088
RPM International, Inc.	21,355	2,175,861
Sherwin-Williams Co. (The)	14,205	4,568,470
Silgan Holdings, Inc.(d)	26,391	1,070,155
Smurfit WestRock PLC	33,971	1,304,147
Solstice Advanced Materials, Inc.	24,222	1,984,993
Sonoco Products Co.	47,759	2,386,040
Southern Copper Corp. (Mexico)	9,855	1,692,005
Steel Dynamics, Inc.	59,023	13,496,199
Sylvamo Corp.	19,047	813,878
Tronox Holdings PLC, Class A	197,833	1,976,352
Vulcan Materials Co.	12,716	3,836,926
Warrior Met Coal, Inc.	16,737	1,503,819
Westlake Corp.(d)	18,834	2,171,183
		357,879,282
Real Estate-2.34%
Agree Realty Corp.	15,292	1,179,166
Alexandria Real Estate Equities, Inc.	87,613	3,549,203
American Homes 4 Rent, Class A	52,422	1,669,116
American Tower Corp.	46,248	8,449,972
Americold Realty Trust, Inc.	126,744	1,550,079
Apple Hospitality REIT, Inc.	91,868	1,237,462
AvalonBay Communities, Inc.	25,076	4,588,908
Brixmor Property Group, Inc.	58,654	1,764,899
BXP, Inc.	51,252	2,996,192
Camden Property Trust	20,332	2,135,267
CBRE Group, Inc., Class A(c)	53,919	7,695,859
CoStar Group, Inc.(c)	32,579	1,127,559
Cousins Properties, Inc.	58,166	1,489,631
Crown Castle, Inc.	77,843	6,910,902
CubeSmart	35,825	1,450,196
Cushman & Wakefield Ltd.(c)(d)	90,942	1,276,826
Digital Realty Trust, Inc.	46,628	9,369,430
Douglas Emmett, Inc.(d)	85,104	919,974
EastGroup Properties, Inc.	5,419	1,090,303
EPR Properties	17,882	997,994
Equinix, Inc.	7,793	8,438,494
Equity LifeStyle Properties, Inc.(d)	18,775	1,188,270
Equity Residential	80,650	5,272,897
Essex Property Trust, Inc.	10,558	2,778,971
Extra Space Storage, Inc.	29,052	4,164,023
Federal Realty Investment Trust	16,564	1,836,948
First Industrial Realty Trust, Inc.	18,956	1,175,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Real Estate-(continued)
Gaming and Leisure Properties, Inc.(d)	42,588	$2,063,814
Healthcare Realty Trust, Inc.(d)	121,938	2,280,241
Healthpeak Properties, Inc.	188,577	3,049,290
Highwoods Properties, Inc.(d)	43,834	1,065,605
Host Hotels & Resorts, Inc.	195,700	4,135,141
Hudson Pacific Properties, Inc.(c)(d)	57,740	531,785
Invitation Homes, Inc.	109,610	3,153,480
Iron Mountain, Inc.	29,018	3,655,978
JBG SMITH Properties(d)	52,962	794,430
Jones Lang LaSalle, Inc.(c)	15,011	4,775,449
Kilroy Realty Corp.(d)	51,269	1,705,207
Kimco Realty Corp.	140,720	3,326,621
Kite Realty Group Trust(d)	46,851	1,225,622
Lamar Advertising Co., Class A	12,370	1,705,081
Macerich Co. (The)(d)	65,001	1,412,472
Medical Properties Trust, Inc.(d)	412,406	2,037,286
Mid-America Apartment Communities, Inc.	21,543	2,782,925
NNN REIT, Inc.	35,246	1,543,422
Omega Healthcare Investors, Inc.	39,263	1,844,183
Park Hotels & Resorts, Inc.(d)	152,058	1,744,105
Prologis, Inc.	129,895	18,447,688
Public Storage	15,324	4,634,744
Rayonier, Inc.	83,481	1,770,632
Realty Income Corp.	136,593	8,774,734
Regency Centers Corp.	32,492	2,529,502
Rexford Industrial Realty, Inc.(d)	47,091	1,690,096
Sabra Health Care REIT, Inc.(d)	57,618	1,190,388
SBA Communications Corp., Class A	10,700	2,366,840
Simon Property Group, Inc.	32,022	6,523,202
SL Green Realty Corp.(d)	31,406	1,331,928
STAG Industrial, Inc.(d)	33,881	1,307,129
Sun Communities, Inc.	22,591	2,888,033
UDR, Inc.	59,169	2,150,201
Ventas, Inc.(d)	65,582	5,762,034
VICI Properties, Inc.	198,233	5,788,404
Vornado Realty Trust(d)	52,908	1,581,420
W.P. Carey, Inc.	43,495	3,172,090
Welltower, Inc.	49,808	10,825,271
Weyerhaeuser Co.	299,371	7,340,577
Zillow Group, Inc., Class C(c)	29,179	1,295,548
		222,506,601
Utilities-3.14%
AES Corp. (The)	258,441	3,734,472
Alliant Energy Corp.	49,034	3,600,567
Ameren Corp.	50,143	5,698,752
American Electric Power Co., Inc.	107,816	14,782,652
American Water Works Co., Inc.	28,768	3,694,387
Atmos Energy Corp.	22,243	4,225,725
Avista Corp.	26,918	1,106,330
Black Hills Corp.	21,983	1,655,100
CenterPoint Energy, Inc.(d)	119,660	5,223,159
CMS Energy Corp.	56,145	4,308,567
Consolidated Edison, Inc.	91,211	10,169,114
Constellation Energy Corp.	20,222	6,329,486
Dominion Energy, Inc.	241,937	15,604,937
DTE Energy Co.	39,396	5,975,979
Duke Energy Corp.	189,779	24,585,869
Edison International	141,817	9,854,863
	Shares	Value
Utilities-(continued)
Entergy Corp.	79,609	$9,386,697
Essential Utilities, Inc.	55,216	2,109,251
Evergy, Inc.	67,095	5,558,150
Eversource Energy	99,949	7,066,394
Exelon Corp.	267,929	12,322,055
FirstEnergy Corp.	133,724	6,354,565
Hawaiian Electric Industries, Inc.(c)(d)	93,943	1,415,721
IDACORP, Inc.(d)	9,883	1,460,114
National Fuel Gas Co.	18,168	1,533,016
New Jersey Resources Corp.(d)	22,492	1,266,525
NextEra Energy, Inc.(d)	278,877	27,296,481
NiSource, Inc.	83,259	4,019,745
NorthWestern Energy Group, Inc.	18,903	1,367,443
NRG Energy, Inc.	22,876	3,559,048
OGE Energy Corp.	51,885	2,531,988
ONE Gas, Inc.(d)	15,799	1,409,587
PG&E Corp.	522,492	8,683,817
Pinnacle West Capital Corp.	32,799	3,401,912
Portland General Electric Co.	33,950	1,763,024
PPL Corp.	186,711	6,990,460
Public Service Enterprise Group, Inc.	96,380	7,870,391
Sempra	133,894	12,735,997
Southern Co. (The)	202,721	19,603,121
Southwest Gas Holdings, Inc.	18,597	1,749,048
Spire, Inc.	15,169	1,383,109
Talen Energy Corp.(c)	1,070	398,489
TXNM Energy, Inc.	19,991	1,180,668
UGI Corp.	84,853	3,062,345
Vistra Corp.	32,679	5,158,053
WEC Energy Group, Inc.	57,200	6,746,168
Xcel Energy, Inc.	115,125	9,549,619
		299,482,960
Total Common Stocks & Other Equity Interests (Cost $6,552,956,928)		9,524,056,797
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(g) (Cost $2,990,078)	2,990,078	2,990,078
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $6,555,947,006)		9,527,046,875
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.97%
Invesco Private Government Fund, 3.63%(e)(g)(h)	98,554,951	98,554,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFI US 1000 ETF (PRF)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(e)(g)(h)	279,418,118	$279,446,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $378,007,446)		378,001,011
TOTAL INVESTMENTS IN SECURITIES-103.96% (Cost $6,933,954,452)		9,905,047,886
OTHER ASSETS LESS LIABILITIES-(3.96)%		(377,177,323)
NET ASSETS-100.00%		$9,527,870,563

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$3,221,382	$883,322	$(2,208,614)	$3,033,077	$(394,968)	$4,534,199	$174,108
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,764,003	222,068,924	(221,842,849)	-	-	2,990,078	206,155
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,639,972	649,529,094	(611,614,115)	-	-	98,554,951	2,865,920 *
Invesco Private Prime Fund	156,221,551	1,387,572,882	(1,264,325,334)	5,440	(28,479)	279,446,060	7,750,214 *
Total	$222,846,908	$2,260,054,222	$(2,099,990,912)	$3,038,517	$(423,447)	$385,525,288	$10,996,397

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.19%
Advantage Solutions, Inc.(b)(c)	2,901	$99,417
AMC Entertainment Holdings, Inc.(b)(c)	223,756	340,110
AMC Global Media, Inc., Class A(b)(c)	66,761	566,801
Angi, Inc.(b)(c)	74,770	548,812
Array Digital Infrastructure, Inc.(c)	33,562	1,667,696
AST SpaceMobile, Inc.(b)(c)	1,500	110,850
Atlanta Braves Holdings, Inc., Series C(b)	19,337	955,441
ATN International, Inc.(c)	9,297	259,665
Bandwidth, Inc., Class A(b)(c)	41,502	1,527,689
Boston Omaha Corp., Class A(b)(c)	6,473	77,805
Bumble, Inc., Class A(b)(c)	357,000	1,481,550
Cable One, Inc.(b)(c)	24,591	2,249,831
Cardlytics, Inc.(b)(c)	171,918	154,279
CarGurus, Inc.(b)(c)	126,991	4,630,092
Cars.com, Inc.(b)(c)	121,376	1,333,922
Cinemark Holdings, Inc.(c)	89,860	2,652,667
Clear Channel Outdoor Holdings, Inc.(b)	325,741	781,778
Cogent Communications Holdings, Inc.(c)	123,621	2,800,016
DHI Group, Inc.(b)	20,581	49,189
DoubleVerify Holdings, Inc.(b)	232,608	2,563,340
E.W. Scripps Co. (The), Class A(b)(c)	107,834	516,525
Entravision Communications Corp., Class A	35,367	133,334
EverQuote, Inc., Class A(b)(c)	34,153	492,486
FuboTV, Inc., Class A(b)(c)	46,774	576,256
GCI Liberty, Inc., Class C(b)(c)	19,144	655,682
Getty Images Holdings, Inc.(b)(c)	171,283	131,888
Gogo, Inc.(b)(c)	81,786	341,865
Gray Media, Inc.(c)	202,693	1,143,189
Ibotta, Inc., Class A(b)(c)	7,275	256,080
IDT Corp., Class B(c)	21,816	1,094,072
iHeartMedia, Inc., Class A(b)(c)	104,419	623,381
IHS Holding Ltd. (Nigeria)(b)	110,363	906,080
Iridium Communications, Inc.	247,847	9,683,382
John Wiley & Sons, Inc., Class A(c)	71,812	2,939,265
Live Nation Entertainment, Inc.(b)(c)	13,712	2,165,673
Madison Square Garden Entertainment Corp.(b)(c)	1,825	122,129
Madison Square Garden Sports Corp., Class A(b)	2,966	1,015,736
Magnite, Inc.(b)(c)	136,583	1,750,311
Marcus Corp. (The)(c)	33,252	585,900
National CineMedia, Inc.(c)	98,314	333,284
Nextdoor Holdings, Inc.(b)	349,549	559,278
NIQ Global Intelligence PLC(b)(c)	22,972	251,084
Playstudios, Inc.(b)	63,591	26,397
PubMatic, Inc., Class A(b)(c)	78,985	772,473
QuinStreet, Inc.(b)	91,692	1,169,990
Reddit, Inc., Class A(b)	14,577	2,146,172
Roblox Corp., Class A(b)(c)	66,301	3,663,793
Scholastic Corp.	49,172	1,984,582
Shenandoah Telecommunications Co.(c)	43,783	688,707
Shutterstock, Inc.	50,322	813,707
Sinclair, Inc.(c)	59,734	928,864
Sphere Entertainment Co.(b)(c)	47,627	6,784,466
Spok Holdings, Inc.	21,423	229,012
Stagwell, Inc.(b)(c)	194,886	1,221,935
	Shares	Value
Communication Services-(continued)
Starz Entertainment Corp.(b)(c)	4,479	$82,145
TechTarget, Inc.(b)(c)	14,392	82,610
Thryv Holdings, Inc.(b)(c)	100,155	358,555
TKO Group Holdings, Inc.(c)	20,953	3,899,144
TripAdvisor, Inc.(b)(c)	302,490	3,366,714
Trump Media & Technology Group Corp.(b)	14,349	131,293
Uniti Group, Inc.(b)(c)	296,116	3,503,052
USA TODAY Co., Inc.(b)(c)	258,642	1,869,982
Warner Music Group Corp., Class A	82,302	2,326,678
Webtoon Entertainment, Inc. (South Korea)(b)(c)	52,573	643,494
ZipRecruiter, Inc., Class A(b)(c)	159,117	464,622
ZoomInfo Technologies, Inc., Class A(b)(c)	585,641	3,660,256
		91,946,473
Consumer Discretionary-10.59%
1-800-Flowers.com, Inc., Class A(b)(c)	108,960	385,718
Accel Entertainment, Inc.(b)(c)	49,161	614,021
Acushnet Holdings Corp.	48,664	4,711,648
American Outdoor Brands, Inc.(b)(c)	9,944	93,573
American Public Education, Inc.(b)(c)	26,653	1,549,872
America’s Car-Mart, Inc.(b)(c)	17,902	218,583
Arhaus, Inc.	66,783	494,194
Arko Corp.(c)	68,051	449,137
Bally’s Corp.(b)	3,676	48,964
Barnes & Noble Education, Inc.(b)(c)	51,785	510,600
Bassett Furniture Industries, Inc.	3,775	55,040
Beazer Homes USA, Inc.(b)(c)	59,106	1,276,099
Biglari Holdings, Inc., Class B(b)(c)	1,472	455,216
Birkenstock Holding PLC (Germany)(b)(c)	31,789	1,231,506
BJ’s Restaurants, Inc.(b)(c)	48,284	1,854,106
Bloomin’ Brands, Inc.(c)	388,606	2,370,497
Boot Barn Holdings, Inc.(b)	24,513	4,202,754
Bright Horizons Family Solutions, Inc.(b)	47,914	3,886,305
Brinker International, Inc.(b)(c)	14,180	2,158,763
Buckle, Inc. (The)(c)	74,095	4,120,423
Build-A-Bear Workshop, Inc.(c)	25,219	931,590
Caleres, Inc.(c)	128,952	1,689,271
Callaway Golf Co.(b)(c)	418,613	6,404,779
Camping World Holdings, Inc., Class A(c)	128,229	1,050,196
Carriage Services, Inc.(c)	13,938	684,356
Carvana Co.(b)	3,456	1,367,885
Cava Group, Inc.(b)(c)	15,198	1,419,645
Cavco Industries, Inc.(b)	12,077	6,123,039
Champion Homes, Inc.(b)	80,329	6,123,480
Cheesecake Factory, Inc. (The)(c)	49,263	3,097,165
Chegg, Inc.(b)	295,388	321,973
Chewy, Inc., Class A(b)	43,387	1,102,898
Children’s Place, Inc. (The)(b)(c)	52,298	166,831
Choice Hotels International, Inc.(c)	25,576	2,534,070
Churchill Downs, Inc.	60,861	6,146,352
Citi Trends, Inc.(b)(c)	11,693	569,566
Clarus Corp.	27,570	71,820
Cooper-Standard Holdings, Inc.(b)	36,532	1,098,517
Coursera, Inc.(b)(c)	219,583	1,306,519
Covista, Inc.(b)(c)	55,412	6,384,571
Cracker Barrel Old Country Store, Inc.(c)	146,937	4,602,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Consumer Discretionary-(continued)
Cricut, Inc., Class A(c)	86,571	$373,121
Dauch Corp.(b)(c)	564,425	3,222,867
Dave & Buster’s Entertainment, Inc.(b)(c)	145,467	1,639,413
Designer Brands, Inc., Class A(c)	186,611	1,399,582
Destination XL Group, Inc.(b)	31,320	19,334
Dillard’s, Inc., Class A(c)	8,400	4,781,448
Dine Brands Global, Inc.(c)	69,196	1,922,265
Dorman Products, Inc.(b)	30,294	3,408,378
DraftKings, Inc., Class A(b)(c)	152,759	3,562,340
Dream Finders Homes, Inc., Class A(b)(c)	50,832	742,147
Driven Brands Holdings, Inc.(b)(c)	75,719	1,027,507
Duolingo, Inc.(b)(c)	9,914	1,091,531
Dutch Bros, Inc., Class A(b)(c)	12,291	706,855
El Pollo Loco Holdings, Inc.(b)	40,244	544,099
Escalade, Inc.(c)	2,162	40,429
Ethan Allen Interiors, Inc.(c)	43,366	925,430
European Wax Center, Inc., Class A(b)(c)	91,763	532,225
Figs, Inc., Class A(b)	143,286	2,143,559
First Watch Restaurant Group, Inc.(b)(c)	72,923	956,750
Flexsteel Industries, Inc.(c)	3,791	209,642
Fossil Group, Inc.(b)(c)	21,195	93,894
Fox Factory Holding Corp.(b)(c)	96,388	1,710,887
Frontdoor, Inc.(b)	52,400	3,596,212
Funko, Inc., Class A(b)(c)	151,841	669,619
GameStop Corp., Class A(b)(c)	229,640	5,729,518
Genesco, Inc.(b)(c)	33,815	1,200,094
Genius Sports Ltd. (United Kingdom)(b)	137,448	599,273
Gentherm, Inc.(b)(c)	45,635	1,373,613
GigaCloud Technology, Inc., Class A(b)(c)	37,511	1,668,864
G-III Apparel Group Ltd.(c)	74,319	2,318,010
Global Business Travel Group, Inc.(b)(c)	96,939	568,063
Gold com, Inc.(c)	59,234	2,676,784
GoPro, Inc., Class A(b)	674,009	1,112,115
Green Brick Partners, Inc.(b)(c)	38,816	2,617,751
Groupon, Inc.(b)(c)	17,498	248,647
H&R Block, Inc.(c)	151,203	4,797,671
Hamilton Beach Brands Holding Co., Class A(c)	6,264	130,354
Haverty Furniture Cos., Inc.(c)	17,125	379,147
Hilton Grand Vacations, Inc.(b)(c)	143,351	6,733,196
Holley, Inc.(b)	92,955	306,751
Hooker Furnishings Corp.(c)	8,480	103,032
Hovnanian Enterprises, Inc., Class A(b)(c)	13,850	1,557,294
Hyatt Hotels Corp., Class A(c)	34,105	5,714,975
Installed Building Products, Inc.	18,951	5,468,311
Jack in the Box, Inc.(b)(c)	141,174	1,778,792
JAKKS Pacific, Inc.(c)	21,522	468,319
Johnson Outdoors, Inc., Class A(c)	7,602	400,093
KinderCare Learning Cos., Inc.(b)(c)	83,031	326,312
Kontoor Brands, Inc.(c)	73,322	5,378,902
Krispy Kreme, Inc.(c)	495,853	1,953,661
Lakeland Industries, Inc.(c)	15,460	157,228
Lands’ End, Inc.(b)(c)	35,535	401,190
Latham Group, Inc.(b)(c)	77,534	470,631
La-Z-Boy, Inc.(c)	70,262	2,440,902
Legacy Housing Corp.(b)(c)	12,793	278,248
Leslie’s, Inc.(b)	25,407	43,065
Levi Strauss & Co., Class A(c)	167,833	3,739,319
Life Time Group Holdings, Inc.(b)(c)	75,840	2,033,270
Lincoln Educational Services Corp.(b)(c)	26,608	1,094,653
	Shares	Value
Consumer Discretionary-(continued)
Lovesac Co. (The)(b)(c)	59,536	$941,264
Lucid Group, Inc.(b)(c)	287,116	1,828,929
Malibu Boats, Inc., Class A(b)(c)	29,944	766,566
MarineMax, Inc.(b)(c)	54,738	1,573,170
MasterCraft Boat Holdings, Inc.(b)(c)	15,984	373,226
Matthews International Corp., Class A(c)	36,511	1,042,024
McGraw Hill, Inc.(b)(c)	10,597	128,118
Mister Car Wash, Inc.(b)(c)	115,129	815,113
Monarch Casino & Resort, Inc.	14,089	1,672,223
Monro, Inc.(c)	125,580	2,205,185
Motorcar Parts of America, Inc.(b)(c)	19,342	217,017
Movado Group, Inc.(c)	27,883	759,533
National Vision Holdings, Inc.(b)	197,809	4,593,125
Norwegian Cruise Line Holdings Ltd.(b)	110,109	2,001,782
OneSpaWorld Holdings Ltd. (Bahamas)	16,272	401,268
OneWater Marine, Inc., Class A(b)(c)	21,408	201,021
Outdoor Holding Co.(b)	78,602	159,562
Oxford Industries, Inc.(c)	60,575	2,595,033
Papa John’s International, Inc.(c)	54,008	1,954,550
Patrick Industries, Inc.(c)	51,672	4,805,496
Peloton Interactive, Inc., Class A(b)(c)	575,609	3,137,069
Perdoceo Education Corp.	88,275	2,996,053
Petco Health & Wellness Co., Inc.(b)(c)	444,297	1,261,803
Planet Fitness, Inc., Class A(b)	35,259	2,350,718
Portillo’s, Inc., Class A(b)(c)	236,762	1,479,762
Pursuit Attractions and Hospitality, Inc.(b)(c)	15,230	640,878
QuantumScape Corp.(b)(c)	293,603	2,140,366
RCI Hospitality Holdings, Inc.(c)	11,824	295,836
Red Rock Resorts, Inc., Class A(c)	62,948	3,396,674
Revolve Group, Inc.(b)(c)	63,901	1,626,280
Rocky Brands, Inc.(c)	9,559	350,529
Sabre Corp.(b)(c)	463,112	847,495
Sally Beauty Holdings, Inc.(b)(c)	299,222	4,242,968
Savers Value Village, Inc.(b)(c)	49,746	420,354
Shake Shack, Inc., Class A(b)(c)	14,962	1,533,007
SharkNinja, Inc.(b)(c)	60,494	6,988,872
Shoe Carnival, Inc.(c)	67,588	1,251,730
Six Flags Entertainment Corp.(b)(c)	197,736	3,713,482
Sleep Number Corp.(b)(c)	105,987	319,021
Smith & Wesson Brands, Inc.(c)	96,211	1,495,119
Solid Power, Inc.(b)(c)	195,645	674,975
Sonic Automotive, Inc., Class A(c)	34,741	2,735,854
Sonos, Inc.(b)	270,876	4,017,091
Standard Motor Products, Inc.	26,338	984,251
Stitch Fix, Inc., Class A(b)(c)	324,280	1,180,379
Stoneridge, Inc.(b)	6,260	43,820
Strategic Education, Inc.	29,170	2,286,928
Strattec Security Corp.(b)(c)	8,006	602,532
Stride, Inc.(b)(c)	45,116	4,383,471
Sturm, Ruger & Co., Inc.(c)	27,076	1,174,557
Super Group (SGHC) Ltd. (Guernsey)(c)	34,573	448,066
Superior Group of Cos., Inc.(c)	7,279	82,107
Sweetgreen, Inc., Class A(b)(c)	118,690	816,587
Target Hospitality Corp.(b)(c)	57,240	832,270
ThredUp, Inc., Class A(b)(c)	23,287	99,901
Traeger, Inc.(b)(c)	485	20,200
Udemy, Inc.(b)	181,336	859,533
United Parks & Resorts, Inc.(b)(c)	80,887	2,851,267
Universal Electronics, Inc.(b)	8,164	34,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Consumer Discretionary-(continued)
Universal Technical Institute, Inc.(b)(c)	5,045	$189,339
Viking Holdings Ltd.(b)	1,836	150,387
Warby Parker, Inc., Class A(b)(c)	36,706	811,937
Wayfair, Inc., Class A(b)(c)	49,862	3,187,678
Wendy’s Co. (The)(c)	670,288	4,665,204
Weyco Group, Inc.(c)	1,632	53,840
Wingstop, Inc.(c)	8,772	1,439,134
Winmark Corp.	1,274	484,744
Wolverine World Wide, Inc.(c)	205,833	3,503,278
WW International, Inc., (Acquired 03/20/2026; Cost $163,962)(b)(d)	9,275	97,666
Wynn Resorts Ltd.(c)	43,982	4,710,912
XPEL, Inc.(b)(c)(e)	18,286	870,779
YETI Holdings, Inc.(b)(c)	119,079	4,698,857
Zumiez, Inc.(b)(c)	35,605	874,815
		304,860,141
Consumer Staples-2.66%
Alico, Inc.(c)	5,052	210,214
B&G Foods, Inc.(c)	353,111	1,956,235
BellRing Brands, Inc.(b)	49,633	883,467
Beyond Meat, Inc.(b)(c)	474,649	467,102
Boston Beer Co., Inc. (The), Class A(b)(c)	21,017	4,981,870
Calavo Growers, Inc.(c)	36,639	1,031,754
Celsius Holdings, Inc.(b)(c)	13,805	463,434
Central Garden & Pet Co., Class A(b)	70,939	2,380,713
Chefs’ Warehouse, Inc. (The)(b)(c)	36,876	2,861,578
Coca-Cola Consolidated, Inc.	30,835	6,323,333
Coty, Inc., Class A(b)(c)	1,103,074	2,713,562
Dole PLC	29,306	444,865
e.l.f. Beauty, Inc.(b)(c)	26,255	1,679,532
Edgewell Personal Care Co.(c)	98,435	2,219,709
Energizer Holdings, Inc.(c)	146,567	2,869,782
Freshpet, Inc.(b)(c)	35,681	2,404,186
Grocery Outlet Holding Corp.(b)(c)	344,370	2,723,967
Herbalife Ltd.(b)(c)	257,690	4,277,654
Honest Co., Inc. (The)(b)(c)	201,212	704,242
Interparfums, Inc.(c)	21,027	1,918,083
J&J Snack Foods Corp.	28,331	2,500,494
John B. Sanfilippo & Son, Inc.	10,273	840,229
Lifevantage Corp.(c)	24,745	124,962
Limoneira Co.(c)	10,775	137,166
Marzetti Co. (The)(c)	22,718	2,959,701
Medifast, Inc.(b)(c)	23,749	258,152
MGP Ingredients, Inc.(c)	43,719	871,757
Mission Produce, Inc.(b)(c)	53,749	744,961
National Beverage Corp.(b)	34,140	1,168,271
Natural Grocers by Vitamin Cottage, Inc.(c)	23,769	688,350
Nature’s Sunshine Products, Inc.(b)(c)	12,932	351,233
Oil-Dri Corp.of America	8,673	632,695
Pilgrim’s Pride Corp.(c)	94,263	3,120,105
Reynolds Consumer Products, Inc.(c)	124,614	2,613,155
Seaboard Corp.	533	3,030,601
Seneca Foods Corp., Class A(b)	7,845	1,097,202
Simply Good Foods Co. (The)(b)(c)	181,040	2,420,505
Smithfield Foods, Inc.	30,967	813,813
Tootsie Roll Industries, Inc.(c)	21,317	900,004
Turning Point Brands, Inc.(c)	12,276	990,428
USANA Health Sciences, Inc.(b)	32,247	614,305
	Shares	Value
Consumer Staples-(continued)
Utz Brands, Inc.(c)	94,723	$753,995
Village Super Market, Inc., Class A(c)	7,248	312,316
Vita Coco Co., Inc. (The)(b)(c)	21,257	1,402,749
Vital Farms, Inc.(b)(c)	20,895	285,217
WD-40 Co.(c)	10,640	2,233,974
Weis Markets, Inc.(c)	18,598	1,305,208
		76,686,830
Energy-6.01%
Amplify Energy Corp.(b)(c)	135,907	869,805
Archrock, Inc.(c)	201,544	7,809,830
Ardmore Shipping Corp. (Ireland)	25,451	450,992
Atlas Energy Solutions, Inc.(c)	159,388	2,770,163
BKV Corp. (Thailand)(b)(c)	37,409	1,179,506
Borr Drilling Ltd. (Mexico)(b)(c)	71,681	432,236
Bristow Group, Inc.(c)	27,471	1,349,650
Cactus, Inc., Class A(c)	67,535	3,763,050
Calumet, Inc.(b)	48,358	1,582,274
Centrus Energy Corp., Class A(b)(c)	663	139,866
Clean Energy Fuels Corp.(b)	294,966	678,422
Comstock Resources, Inc.(b)(c)	114,554	1,995,531
Core Laboratories, Inc.(c)	73,348	1,074,548
Crescent Energy Co., Class A(f)	892,812	12,008,321
CVR Energy, Inc.(b)	154,728	5,127,686
DHT Holdings, Inc.(c)	71,470	1,320,766
Diversified Energy Co.	28,802	479,553
DMC Global, Inc.(b)(c)	30,080	185,894
Dorian LPG Ltd.(c)	91,020	3,508,821
Evolution Petroleum Corp.(c)	37,925	182,040
Excelerate Energy, Inc., Class A(c)	2,973	103,758
Expro Group Holdings N.V.(b)(c)	186,440	3,395,072
Flowco Holdings, Inc.	5,604	139,147
Forum Energy Technologies, Inc.(b)(c)	15,000	943,050
FutureFuel Corp.(c)	38,464	191,551
Gevo, Inc.(b)(c)	396,172	756,689
Golar LNG Ltd. (Cameroon)(c)	23,438	1,288,856
Granite Ridge Resources, Inc.	82,841	499,531
Green Plains, Inc.(b)(c)	253,899	4,412,765
Gulfport Energy Corp.(b)(c)	29,410	5,662,601
Helix Energy Solutions Group, Inc.(b)	272,143	2,816,680
HighPeak Energy, Inc.(c)	77,720	526,942
Innovex International, Inc.(b)(c)	56,215	1,561,091
International Seaways, Inc.(c)	93,690	7,771,585
Kinetik Holdings, Inc., Class A(c)	17,138	866,155
Kodiak Gas Services, Inc.	65,899	4,467,952
Kosmos Energy Ltd. (Ghana)(b)	1,883,658	5,801,667
Nabors Industries Ltd.(b)(c)	62,414	6,404,301
NACCO Industries, Inc., Class A(c)	1,795	86,483
National Energy Services Reunited Corp.(b)	84,741	2,113,441
Natural Gas Services Group, Inc.(c)	11,328	460,936
Navigator Holdings Ltd.(c)	53,263	1,161,133
New Fortress Energy, Inc.(b)(c)	1,350,142	934,028
Northern Oil and Gas, Inc.(c)	266,146	7,228,525
Oceaneering International, Inc.(b)(c)	121,652	4,566,816
Oil States International, Inc.(b)	119,749	1,374,719
Par Pacific Holdings, Inc.(b)(f)	182,344	11,974,530
ProFrac Holding Corp., Class A(b)	32,169	242,554
ProPetro Holding Corp.(b)(c)	325,646	5,578,316
Ranger Energy Services, Inc., Class A	23,790	415,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Energy-(continued)
REX American Resources Corp.(b)	32,798	$1,590,703
Riley Exploration Permian, Inc.(c)	22,808	824,965
Ring Energy, Inc.(b)	399,346	750,770
RPC, Inc.(c)	272,627	2,148,301
SandRidge Energy, Inc.(c)	46,035	715,844
SEACOR Marine Holdings, Inc.(b)(c)	19,473	147,995
Select Water Solutions, Inc., Class A	161,112	2,695,404
Solaris Energy Infrastructure, Inc., Class B(c)	21,348	1,576,336
Summit Midstream Corp.(b)(c)	10,349	327,546
Talos Energy, Inc.(b)(c)	329,833	5,250,941
Teekay Corp. Ltd. (Bermuda)	21,346	285,183
TETRA Technologies, Inc.(b)(c)	142,350	1,355,172
Texas Pacific Land Corp.(c)	14,994	6,652,388
Tidewater, Inc.(b)(c)	46,109	4,118,917
Uranium Energy Corp.(b)(c)	47,677	709,911
VAALCO Energy, Inc.(c)	137,447	903,027
Valaris Ltd.(b)	83,623	8,527,874
Venture Global, Inc., Class A(c)	22,388	297,089
Viper Energy, Inc., Class A	25,676	1,267,881
Vitesse Energy, Inc.(c)	49,553	929,614
W&T Offshore, Inc.(c)	263,918	1,111,095
		172,842,157
Financials-15.12%
1st Source Corp.	14,626	1,075,450
Acadian Asset Management, Inc.	39,225	2,641,804
ACNB Corp.	4,210	213,405
Adamas Trust, Inc.(c)	101,320	909,854
Affirm Holdings, Inc.(b)(c)	48,192	3,097,782
Alerus Financial Corp.(c)	14,364	386,966
Amalgamated Financial Corp.	24,497	1,001,437
Amerant Bancorp, Inc.(c)	38,458	883,380
Ameris Bancorp	69,815	5,951,729
AMERISAFE, Inc.(c)	20,477	620,453
Ames National Corp.(c)	3,179	89,584
Angel Oak Mortgage REIT, Inc.	16,514	149,782
Apollo Commercial Real Estate Finance, Inc.	159,827	1,748,507
Ares Commercial Real Estate Corp.(c)	84,547	442,181
ARMOUR Residential REIT, Inc.(c)	101,422	1,778,942
Arrow Financial Corp.(c)	7,600	280,060
Artisan Partners Asset Management, Inc., Class A(c)	81,680	3,058,099
Atlantic Union Bankshares Corp., Class B(c)	238,241	8,969,774
Atlanticus Holdings Corp.(b)(c)	9,267	735,892
Axos Financial, Inc.(b)	50,532	4,873,306
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	21,412	486,481
Banc of California, Inc.	201,166	3,767,839
BancFirst Corp.(c)	16,413	1,831,855
Bancorp, Inc. (The)(b)(c)	40,401	2,417,192
Bank First Corp.(c)	8,755	1,272,189
Bank of Hawaii Corp.(c)	60,800	4,834,208
Bank of Marin Bancorp	14,074	360,857
Bankwell Financial Group, Inc.	3,894	201,398
Banner Corp.	35,937	2,404,545
Bar Harbor Bankshares	8,098	277,357
BayCom Corp.(c)	3,555	106,579
	Shares	Value
Financials-(continued)
BCB Bancorp, Inc.	11,880	$120,582
Beacon Financial Corp.(c)	123,477	3,522,799
BGC Group, Inc., Class A	319,803	3,591,388
Blue Owl Capital, Inc.(c)	118,509	1,155,463
BOK Financial Corp.(c)	36,729	4,913,973
Bowhead Specialty Holdings, Inc.(b)	4,835	114,976
BRC Group Holdings, Inc.(b)(c)	149,440	1,283,690
Bridgewater Bancshares, Inc.(b)	11,531	209,057
BrightSpire Capital, Inc.(c)	107,025	620,745
Burke & Herbert Financial Services Corp.(c)	8,327	535,509
Business First Bancshares, Inc.(c)	18,202	498,371
Byline Bancorp, Inc.	30,530	981,540
C&F Financial Corp.	1,727	129,093
California BanCorp	7,759	145,016
Camden National Corp.(c)	11,938	575,053
Cantaloupe, Inc.(b)(c)	48,178	526,104
Capital Bancorp, Inc.	1,778	55,989
Capital City Bank Group, Inc.	6,954	321,066
Capitol Federal Financial, Inc.	123,924	951,736
Carter Bankshares, Inc.(b)	14,386	368,282
Cass Information Systems, Inc.(c)	10,681	505,104
Central BanCo., Inc.(c)	5,369	145,070
Central Pacific Financial Corp.	23,416	779,284
Chemung Financial Corp.	2,138	141,985
Chicago Atlantic Real Estate Finance, Inc.(c)	19,738	235,080
Chime Financial, Inc., Class A(b)(c)	16,531	361,368
ChoiceOne Financial Services, Inc.(c)	12,864	386,306
Citizens & Northern Corp.	6,074	134,114
Citizens Financial Services, Inc.	2,034	128,467
City Holding Co.(c)	13,585	1,670,412
Civista Bancshares, Inc.	12,247	304,583
Claros Mortgage Trust, Inc.(b)(c)	102,869	271,574
CNA Financial Corp.(c)	58,005	2,797,581
CNB Financial Corp.	17,383	528,096
Coastal Financial Corp.(b)(c)	8,274	625,680
Cohen & Steers, Inc.	35,575	2,500,567
Colony Bankcorp, Inc.	9,591	190,285
Columbia Financial, Inc.(b)(c)	20,866	401,253
Community Financial System, Inc.(c)	40,091	2,540,166
Community Trust Bancorp, Inc.	9,837	638,716
Community West Bancshares, Class B	11,401	270,432
ConnectOne Bancorp, Inc.	47,611	1,391,193
Crawford & Co., Class A(c)	9,742	104,629
Credit Acceptance Corp.(b)(c)	14,661	7,402,486
Customers Bancorp, Inc.(b)(c)	46,935	3,579,732
CVB Financial Corp.(c)	190,182	3,874,007
DigitalBridge Group, Inc.	371,104	5,774,378
Dime Community Bancshares, Inc., Class B(c)	38,796	1,392,388
Donegal Group, Inc., Class A	19,127	321,716
Donnelley Financial Solutions, Inc.(b)(c)	40,447	2,034,484
Dynex Capital, Inc.	182,134	2,480,665
Eagle Bancorp, Inc.(c)	69,034	1,784,529
Eastern Bankshares, Inc.	237,602	4,806,688
eHealth, Inc.(b)	49,933	102,862
Ellington Financial, Inc.	174,720	2,315,040
Employers Holdings, Inc.	29,725	1,252,017
Enact Holdings, Inc.	53,540	2,287,764
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Financials-(continued)
Encore Capital Group, Inc.(b)(c)	41,355	$3,422,953
Enova International, Inc.(b)	43,526	7,373,740
Enterprise Financial Services Corp.(c)	27,178	1,571,432
Equity Bancshares, Inc., Class A(c)	11,539	523,178
Erie Indemnity Co., Class A	18,394	4,026,998
EVERTEC, Inc.	17,180	507,325
EZCORP, Inc., Class A(b)(c)	122,436	4,013,452
F&G Annuities & Life, Inc.(c)	43,695	1,251,425
Farmers & Merchants Bancorp, Inc.	3,941	105,540
Farmers National Banc Corp.	29,397	413,616
FB Financial Corp.	49,317	2,666,570
Federal Agricultural Mortgage Corp., Class C(c)	10,797	1,876,519
Fidelis Insurance Holdings Ltd. (United Kingdom)	15,853	334,974
Financial Institutions, Inc.(c)	21,213	722,727
First Bancorp, Inc. (The)	3,955	112,559
First Bancorp/Southern Pines NC	36,610	2,113,861
First Bank	6,603	97,989
First Busey Corp.(c)	97,396	2,551,775
First Business Financial Services, Inc.	5,328	299,434
First Commonwealth Financial Corp.	100,054	1,841,994
First Community Bankshares, Inc.(c)	6,855	292,160
First Financial Bancorp(c)	89,237	2,702,096
First Financial Bankshares, Inc.(c)	88,700	2,862,349
First Financial Corp.	9,283	609,615
First Internet Bancorp	8,694	199,266
First Merchants Corp.	43,542	1,760,838
First Mid Bancshares, Inc.	11,372	478,647
First United Corp.	619	23,002
FirstSun Capital Bancorp(b)(c)	39,846	1,408,955
Five Star Bancorp	9,681	391,596
Flushing Financial Corp.	48,077	775,001
Flywire Corp.(b)	127,998	1,729,253
Franklin BSP Realty Trust, Inc.	95,440	868,504
FS Bancorp, Inc.	2,336	94,935
Fulton Financial Corp.(c)	244,646	5,281,907
Galaxy Digital, Inc.(b)(c)	11,373	312,075
GCM Grosvenor, Inc., Class A(c)	55,985	611,356
German American Bancorp, Inc.	18,434	793,952
Global Indemnity Group LLC, Class A	146	4,174
Goosehead Insurance, Inc., Class A(b)(c)	2,527	113,184
Granite Point Mortgage Trust, Inc.	58,502	87,753
Great Southern Bancorp, Inc.(c)	7,566	516,153
Green Dot Corp., Class A(b)	107,115	1,344,293
Greenlight Capital Re Ltd., Class A(b)	4,686	85,848
Hamilton Insurance Group Ltd., Class B (Bermuda)	16,034	525,434
Hamilton Lane, Inc., Class A(c)	15,254	1,403,215
Hanmi Financial Corp.	29,558	884,080
HBT Financial, Inc.(c)	5,957	165,366
HCI Group, Inc.	6,002	921,727
Heritage Financial Corp.	32,363	890,630
Heritage Insurance Holdings, Inc.(b)(c)	21,927	642,900
Hilltop Holdings, Inc.	58,343	2,197,781
Hingham Institution for Savings (The)	2,510	713,342
Home Bancorp, Inc.	4,902	304,855
HomeTrust Bancshares, Inc.	8,084	369,196
Hope Bancorp, Inc.	149,722	1,864,039
Horace Mann Educators Corp.	38,419	1,745,759
	Shares	Value
Financials-(continued)
Horizon Bancorp, Inc.(c)	39,459	$714,208
Independent Bank Corp.(c)	55,189	4,304,190
Independent Bank Corp.	16,577	550,522
Interactive Brokers Group, Inc., Class A	56,789	4,514,726
International Bancshares Corp.(c)	36,361	2,608,538
International Money Express, Inc.(b)(c)	45,267	720,198
Invesco Mortgage Capital, Inc.(c)(g)	75,537	614,116
Investar Holding Corp.	7,697	213,284
Investors Title Co.(c)	3,265	773,087
Isabella Bank Corp.	843	33,560
James River Group Holdings, Inc.(c)	10,446	64,765
Kearny Financial Corp.	53,656	431,394
Kinsale Capital Group, Inc.(c)	7,192	2,327,403
KKR Real Estate Finance Trust, Inc.(c)	113,832	697,790
Ladder Capital Corp.	114,510	1,177,163
Lakeland Financial Corp.	25,028	1,514,695
LCNB Corp.	3,569	57,853
Lemonade, Inc.(b)(c)	15,527	879,449
LendingClub Corp.(b)	188,241	3,213,274
LendingTree, Inc.(b)(c)	26,074	1,293,010
Live Oak Bancshares, Inc.(c)	39,129	1,471,250
loanDepot, Inc., Class A(b)	430,983	668,024
MarketAxess Holdings, Inc.	33,511	5,267,594
Marqeta, Inc., Class A(b)	533,066	2,313,506
MBIA, Inc.(b)(c)	46,965	274,276
Mechanics Bancorp(c)	22,629	334,117
Medallion Financial Corp.(c)	8,783	80,452
Mercantile Bank Corp.	11,280	578,777
Merchants Bancorp(c)	26,320	1,224,933
Mercury General Corp.	42,268	4,113,099
Meridian Corp.	10,132	190,684
MetroCity Bankshares, Inc.(c)	6,502	207,999
Metropolitan Bank Holding Corp.	15,132	1,336,912
MFA Financial, Inc.(c)	197,595	2,025,349
Miami International Holdings, Inc.(b)	4,043	187,959
Mid Penn Bancorp, Inc.	16,941	558,545
Midland States Bancorp, Inc.(c)	21,398	556,562
Morningstar, Inc.(c)	20,490	3,456,868
MVB Financial Corp.(c)	6,220	162,529
National Bank Holdings Corp., Class A(c)	47,796	2,040,889
National Bankshares, Inc.	1,394	49,898
NB Bancorp, Inc.	37,821	742,426
NBT Bancorp, Inc.(c)	35,388	1,546,102
Nelnet, Inc., Class A(c)	12,527	1,775,076
NerdWallet, Inc., Class A(b)(c)	84,095	911,590
NewtekOne, Inc.	39,487	512,146
Nexpoint Real Estate Finance, Inc.(c)	7,532	108,611
Nicolet Bankshares, Inc.	18,511	2,711,491
NMI Holdings, Inc., Class A(b)(c)	79,178	3,064,980
Northeast Bank	7,517	934,739
Northeast Community Bancorp, Inc.(c)	7,521	180,466
Northfield Bancorp, Inc.	28,860	402,597
Northpointe Bancshares, Inc.(c)	9,212	164,250
Northrim BanCorp, Inc.	27,757	680,879
Northwest Bancshares, Inc.	140,600	1,944,498
Norwood Financial Corp.	3,602	105,431
OceanFirst Financial Corp.	67,449	1,286,252
Octave Specialty Group, Inc.(b)	128,715	570,207
OFG Bancorp	12,389	569,398
Old Second Bancorp, Inc.	45,464	937,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Financials-(continued)
Onity Group, Inc.(b)(c)	7,318	$336,701
Open Lending Corp., Class A(b)(c)	252,753	444,845
Oportun Financial Corp.(b)(c)	69,229	421,605
Oppenheimer Holdings, Inc., Class A	6,844	783,501
Orchid Island Capital, Inc.(c)	231,195	1,625,301
Origin Bancorp, Inc.	25,413	1,189,837
Orrstown Financial Services, Inc.	20,667	759,306
Oscar Health, Inc., Class A(b)	155,244	2,865,804
Palomar Holdings, Inc.(b)	8,276	996,265
Park National Corp.(c)	9,136	1,573,128
Parke Bancorp, Inc.(c)	6,025	181,413
Pathward Financial, Inc.(c)	21,889	1,900,841
Patria Investments Ltd., Class A (Cayman Islands)(c)	19,036	245,755
Paymentus Holdings, Inc., Class A(b)	17,967	503,974
Payoneer Global, Inc.(b)(c)	256,647	1,278,102
Paysafe Ltd.(b)(c)	55,403	500,843
PCB Bancorp	4,208	101,539
Peapack-Gladstone Financial Corp.	16,803	701,525
PennyMac Mortgage Investment Trust(c)	150,994	1,839,107
Peoples Bancorp, Inc.	31,277	1,075,929
Peoples Financial Services Corp.(c)	3,933	224,024
Perella Weinberg Partners(c)	37,160	845,018
Piper Sandler Cos.	73,069	6,371,617
PJT Partners, Inc., Class A(c)	12,831	1,959,807
PRA Group, Inc.(b)	50,438	1,099,044
Preferred Bank(c)	14,781	1,400,204
Primis Financial Corp.	12,494	183,162
Princeton Bancorp, Inc.	533	19,065
ProAssurance Corp.(b)(c)	85,696	2,116,691
Provident Financial Services, Inc.(c)	117,141	2,656,758
QCR Holdings, Inc.	15,966	1,443,646
RBB Bancorp(c)	9,316	224,702
Ready Capital Corp.(c)	382,010	721,999
Red River Bancshares, Inc.(c)	1,282	116,316
Redwood Trust, Inc.(c)	157,546	875,956
Regional Management Corp.(c)	7,532	281,320
Remitly Global, Inc.(b)	123,509	2,703,612
Renasant Corp.	112,933	4,504,897
Repay Holdings Corp., Class A(b)(c)	191,610	726,202
Republic Bancorp, Inc., Class A(c)	4,816	364,716
Ridgepost Capital, Inc., Class A(c)	49,456	392,186
Rithm Property Trust, Inc.(c)	4,725	68,749
RLI Corp.(c)	94,789	4,907,227
Rocket Cos., Inc., Class A(b)(c)	166,340	2,431,891
Ryan Specialty Holdings, Inc., Class A(c)	24,202	841,504
S&T Bancorp, Inc.(c)	26,131	1,153,161
Safety Insurance Group, Inc.(c)	10,768	809,323
Seacoast Banking Corp. of Florida(c)	89,631	2,820,688
Security National Financial Corp., Class A(b)	5,203	50,989
Selectquote, Inc.(b)	191,475	176,119
ServisFirst Bancshares, Inc.(c)	36,111	2,875,158
Seven Hills Realty Trust	12,414	101,422
Shift4 Payments, Inc., Class A(b)(c)	25,664	1,136,402
Shore Bancshares, Inc.	25,457	491,320
Sierra Bancorp	7,013	253,029
SiriusPoint Ltd.(b)	21,946	513,756
Skyward Specialty Insurance Group, Inc.(b)	24,999	1,136,205
	Shares	Value
Financials-(continued)
Slide Insurance Holdings, Inc.(b)(c)	11,608	$216,489
SmartFinancial, Inc.	9,354	392,307
SoFi Technologies, Inc.(b)(c)	232,697	3,746,422
South Plains Financial, Inc.	7,872	323,382
Southern First Bancshares, Inc.(b)(c)	4,222	237,699
Southern Missouri Bancorp, Inc.(c)	6,717	458,368
Southside Bancshares, Inc.(c)	19,014	628,032
Stellar Bancorp, Inc.(c)	41,226	1,548,449
StepStone Group, Inc., Class A(c)	15,865	839,259
Stewart Information Services Corp.	30,070	2,104,599
Stock Yards Bancorp, Inc.(c)	18,003	1,302,157
Texas Capital Bancshares, Inc.(b)(c)	63,935	6,438,254
TFS Financial Corp.(c)	50,745	763,205
Third Coast Bancshares, Inc.(b)(c)	10,582	395,132
Timberland Bancorp, Inc.	2,780	110,866
Tiptree, Inc.(c)	26,005	448,326
Toast, Inc., Class A(b)(c)	152,452	4,347,931
Tompkins Financial Corp.	7,421	625,368
Towne Bank	48,284	1,716,979
TPG Mortgage Investment Trust, Inc.	32,713	258,106
TPG RE Finance Trust, Inc.	97,234	822,600
TPG, Inc.	67,988	2,965,637
Tradeweb Markets, Inc., Class A	52,018	5,891,038
TriCo Bancshares(c)	16,448	826,841
Triumph Financial, Inc.(b)(c)	35,097	2,375,365
Trupanion, Inc.(b)(c)	31,711	760,747
TrustCo Bank Corp.	14,749	702,052
Trustmark Corp.(c)	47,192	2,093,909
Two Harbors Investment Corp.	264,479	3,060,022
UMB Financial Corp.	60,369	7,616,757
United Community Banks, Inc.	121,906	4,063,127
United Fire Group, Inc.	18,151	731,848
Unity Bancorp, Inc.(c)	7,582	396,387
Universal Insurance Holdings, Inc.	32,135	1,273,510
Univest Financial Corp.	18,995	721,620
Upstart Holdings, Inc.(b)(c)	54,963	1,735,732
UWM Holdings Corp.	146,133	517,311
Victory Capital Holdings, Inc., Class A(c)	58,916	4,625,495
Virtus Investment Partners, Inc.	11,417	1,661,744
WaFd, Inc.(c)	83,561	2,958,059
Walker & Dunlop, Inc.	36,639	1,844,774
Washington Trust Bancorp, Inc.(c)	22,241	699,035
Waterstone Financial, Inc.	8,395	151,278
WesBanco, Inc.(c)	99,697	3,427,583
West Bancorporation, Inc.	5,485	131,366
Westamerica Bancorporation	22,975	1,259,490
Western New England Bancorp, Inc.	10,348	144,355
Westwood Holdings Group, Inc.	1,806	29,691
WisdomTree, Inc.(c)	147,432	2,506,344
World Acceptance Corp.(b)(c)	9,035	1,329,591
WSFS Financial Corp.	53,263	3,833,338
		435,086,098
Health Care-16.80%
10X Genomics, Inc., Class A(b)(c)	237,269	5,231,781
4D Molecular Therapeutics, Inc.(b)(c)	94,399	837,319
Absci Corp.(b)(c)	49,680	247,158
Acadia Pharmaceuticals, Inc.(b)	145,887	3,275,163
Accuray, Inc.(b)	130,727	61,036
Aclaris Therapeutics, Inc.(b)(c)	147,634	640,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Health Care-(continued)
Acme United Corp.	308	$12,554
AdaptHealth Corp.(b)(c)	183,368	2,403,954
Adaptive Biotechnologies Corp.(b)	117,332	1,654,381
Addus HomeCare Corp.(b)(c)	23,758	2,301,913
ADMA Biologics, Inc.(b)	10,875	111,469
agilon health, Inc.(b)(c)	37,426	1,046,057
Agios Pharmaceuticals, Inc.(b)	109,954	3,078,712
Akebia Therapeutics, Inc.(b)(c)	498,091	687,366
Aldeyra Therapeutics, Inc.(b)(c)	109,443	166,353
Alector, Inc.(b)	164,626	390,164
Alignment Healthcare, Inc.(b)	40,897	921,818
Allogene Therapeutics, Inc.(b)(c)	553,583	1,179,132
Altimmune, Inc.(b)(c)	169,887	441,706
Alumis, Inc.(b)(c)	124,101	3,064,054
Alvotech S.A. (Luxembourg)(b)(c)	68,841	229,929
ALX Oncology Holdings, Inc.(b)(c)	10,877	18,491
American Well Corp., Class A(b)(c)	9,698	61,291
Amneal Pharmaceuticals, Inc.(b)(c)	195,057	2,510,384
Amphastar Pharmaceuticals, Inc.(b)(c)	61,781	1,356,711
Amylyx Pharmaceuticals, Inc.(b)(c)	106,446	1,703,136
AnaptysBio, Inc.(b)(c)	30,068	1,976,370
Anavex Life Sciences Corp.(b)	26,477	88,433
AngioDynamics, Inc.(b)(c)	75,321	824,012
ANI Pharmaceuticals, Inc.(b)(c)	14,424	1,145,987
Anika Therapeutics, Inc.(b)	14,902	185,530
Annexon, Inc.(b)(c)	235,227	1,380,782
Apellis Pharmaceuticals, Inc.(b)(c)	138,547	5,673,500
Apogee Therapeutics, Inc.(b)(c)	11,770	975,615
Arbutus Biopharma Corp.(b)(c)	135,580	569,436
Arcturus Therapeutics Holdings, Inc.(b)(c)	98,161	846,148
Arcus Biosciences, Inc.(b)(c)	129,963	3,314,057
Arcutis Biotherapeutics, Inc.(b)(c)	56,814	1,319,221
Ardelyx, Inc.(b)(c)	148,527	940,176
Ardent Health, Inc.(b)(c)	60,061	586,195
ArriVent Biopharma, Inc.(b)(c)	5,849	181,845
Arrowhead Pharmaceuticals, Inc.(b)	101,861	7,484,746
Artivion, Inc.(b)	26,709	956,983
Arvinas, Inc.(b)	273,730	2,709,927
Assembly Biosciences, Inc.(b)(c)	4,026	108,501
Astrana Health, Inc.(b)(c)	58,244	1,988,450
AtaiBeckley, Inc. (Germany)(b)(c)	29,882	124,309
Atea Pharmaceuticals, Inc.(b)(c)	60,526	333,498
AtriCure, Inc.(b)(c)	46,890	1,318,078
Atrium Therapeutics, Inc.(b)(c)	3,493	44,606
Aura Biosciences, Inc.(b)	7,009	49,413
Avanos Medical, Inc.(b)	79,988	1,969,305
Axogen, Inc.(b)	28,543	1,233,058
Axsome Therapeutics, Inc.(b)	5,954	1,236,944
Azenta, Inc.(b)(c)	108,191	2,658,253
Beam Therapeutics, Inc.(b)(c)	159,037	4,823,592
Bicara Therapeutics, Inc.(b)(c)	10,323	222,770
BioAge Labs, Inc.(b)(c)	5,996	101,033
BioCryst Pharmaceuticals, Inc.(b)(c)	208,208	1,907,185
Biohaven Ltd.(b)	203,540	1,951,949
BioLife Solutions, Inc.(b)(c)	28,329	597,175
Bio-Techne Corp.(c)	130,404	7,213,949
Black Diamond Therapeutics, Inc.(b)(c)	103,995	275,587
BridgeBio Pharma, Inc.(b)(c)	54,148	3,850,464
BrightSpring Health Services, Inc.(b)	77,402	3,712,974
	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(h)	23,541	$0
Brookdale Senior Living, Inc.(b)(c)	305,024	4,380,145
Butterfly Network, Inc.(b)(c)	295,215	1,414,080
C4 Therapeutics, Inc.(b)	212,398	601,086
Cabaletta Bio, Inc.(b)(c)	186,623	558,003
CareDx, Inc.(b)(c)	87,422	1,819,252
Caribou Biosciences, Inc.(b)	40,667	76,454
Castle Biosciences, Inc.(b)	40,610	994,539
Catalyst Pharmaceuticals, Inc.(b)(c)	70,929	1,995,233
Celcuity, Inc.(b)(c)	1,111	134,820
Celldex Therapeutics, Inc.(b)(c)	55,995	1,841,116
Century Therapeutics, Inc.(b)(c)	62,076	142,154
Certara, Inc.(b)(c)	184,699	1,132,205
Cerus Corp.(b)	194,379	394,589
CG Oncology, Inc.(b)(c)	4,309	287,583
Chinook Therapeutics, Inc.(b)(c)(h)	14,882	0
Claritev Corp.(b)(c)	18,452	448,937
Clover Health Investments Corp.(b)(c)	720,316	1,980,869
Codexis, Inc.(b)	79,079	223,003
Cogent Biosciences, Inc.(b)	81,230	2,907,222
Coherus Oncology, Inc.(b)	232,867	413,339
Collegium Pharmaceutical, Inc.(b)	40,925	1,380,400
Community Health Systems, Inc.(b)(c)	331,327	940,969
Concentra Group Holdings Parent, Inc.	124,321	2,793,493
CONMED Corp.(c)	70,333	2,578,408
Corcept Therapeutics, Inc.(b)(c)	70,304	3,270,542
CorVel Corp.(b)	20,663	1,187,296
Crinetics Pharmaceuticals, Inc.(b)(c)	47,407	1,838,443
Cross Country Healthcare, Inc.(b)(c)	56,342	570,181
CryoPort, Inc.(b)	72,276	741,552
Cullinan Therapeutics, Inc.(b)(c)	93,136	1,215,425
Cytek Biosciences, Inc.(b)(c)	137,151	625,409
Cytokinetics, Inc.(b)(c)	38,994	2,494,446
CytomX Therapeutics, Inc.(b)	36,564	154,300
Definitive Healthcare Corp.(b)(c)	80,556	76,778
Definium Therapeutics, Inc.(b)(c)	8,836	193,332
Denali Therapeutics, Inc.(b)(c)	215,489	4,033,954
Dianthus Therapeutics, Inc.(b)(c)	19,345	1,698,491
Disc Medicine, Inc.(b)(c)	9,172	604,893
DocGo, Inc.(b)(c)	118,449	83,589
Doximity, Inc., Class A(b)(c)	44,129	1,078,513
Dyne Therapeutics, Inc.(b)(c)	78,548	1,378,517
Edgewise Therapeutics, Inc.(b)(c)	35,828	1,109,235
Editas Medicine, Inc.(b)(c)	73,657	220,971
Embecta Corp.(c)	80,996	741,113
Emergent BioSolutions, Inc.(b)(c)	148,934	1,225,727
Enanta Pharmaceuticals, Inc.(b)	44,919	623,925
Enhabit, Inc.(b)	68,729	944,336
Enliven Therapeutics, Inc.(b)(c)	5,485	226,147
Ensign Group, Inc. (The)(c)	35,953	6,712,066
Entrada Therapeutics, Inc.(b)(c)	29,803	402,341
Erasca, Inc.(b)(c)	173,892	1,851,950
Esperion Therapeutics, Inc.(b)	528,804	1,057,608
Evolent Health, Inc., Class A(b)(c)	353,200	1,324,500
EyePoint, Inc.(b)(c)	73,389	968,735
Fate Therapeutics, Inc.(b)	299,368	374,210
First Tracks Biotherapeutics, Inc.(b)(c)	30,068	699,682
Foghorn Therapeutics, Inc.(b)(c)	6,549	31,108
Fulcrum Therapeutics, Inc.(b)(c)	75,502	538,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Health Care-(continued)
Fulgent Genetics, Inc.(b)(c)	43,623	$662,633
GeneDx Holdings Corp.(b)(c)	7,051	443,437
Geron Corp.(b)	772,907	1,190,277
Ginkgo Bioworks Holdings, Inc.(b)(c)	214,085	1,811,159
Glaukos Corp.(b)	20,399	2,930,724
GoodRx Holdings, Inc., Class A(b)(c)	220,165	519,589
Gossamer Bio., Inc.(b)	474,444	174,501
GRAIL, Inc.(b)(c)	107,250	5,842,980
Guardant Health, Inc.(b)	39,893	3,473,882
Haemonetics Corp.(b)(c)	74,168	4,456,755
Halozyme Therapeutics, Inc.(b)	70,307	4,475,744
Harmony Biosciences Holdings, Inc.(b)	44,506	1,391,258
Health Catalyst, Inc.(b)(c)	99,810	124,763
HealthEquity, Inc.(b)(c)	65,711	5,390,273
HealthStream, Inc.	32,176	667,974
Heron Therapeutics, Inc.(b)(c)	220,182	264,218
Hims & Hers Health, Inc.(b)(c)	39,761	1,080,306
Humacyte, Inc.(b)(c)	129,495	109,009
ICU Medical, Inc.(b)(c)	38,508	4,590,154
Ideaya Biosciences, Inc.(b)(c)	59,684	1,736,804
ImmunityBio, Inc.(b)(c)	22,779	161,731
Immunome, Inc.(b)(c)	5,492	125,986
Immunovant, Inc.(b)(c)	40,478	1,098,775
Inhibrx Biosciences, Inc.(b)(c)	14,764	1,907,656
Innoviva, Inc.(b)	114,813	2,639,551
Inogen, Inc.(b)	35,333	251,218
Inotiv, Inc.(b)(c)	87,102	25,268
Insmed, Inc.(b)	27,314	3,723,718
Inspire Medical Systems, Inc.(b)(c)	23,585	1,324,062
Insulet Corp.(b)	13,985	2,407,378
Integer Holdings Corp.(b)(c)	56,788	5,026,306
Integra LifeSciences Holdings Corp.(b)	147,086	1,550,286
Intellia Therapeutics, Inc.(b)(c)	372,299	5,018,591
Invivyd, Inc.(b)	363,923	509,492
Ionis Pharmaceuticals, Inc.(b)(c)(f)	140,692	10,518,134
Iovance Biotherapeutics, Inc.(b)(c)	1,225,392	4,117,317
IRhythm Holdings, Inc.(b)(c)	6,161	795,755
Ironwood Pharmaceuticals, Inc.(b)(c)	329,601	1,359,604
Janux Therapeutics, Inc.(b)(c)	17,210	247,308
KalVista Pharmaceuticals, Inc.(b)(c)	47,530	1,267,150
Karyopharm Therapeutics, Inc.(b)(c)	16,729	139,018
Keros Therapeutics, Inc.(b)	60,108	668,401
Kiniksa Pharmaceuticals International PLC(b)	24,493	1,317,234
Kodiak Sciences, Inc.(b)(c)	62,590	2,721,413
Krystal Biotech, Inc.(b)(c)	6,022	1,579,330
Kura Oncology, Inc.(b)(c)	159,881	1,411,749
Kymera Therapeutics, Inc.(b)(c)	26,939	2,183,945
Kyverna Therapeutics, Inc.(b)	18,022	158,594
Lantheus Holdings, Inc.(b)(c)	60,947	5,157,335
LeMaitre Vascular, Inc.(c)	12,235	1,342,791
Lexeo Therapeutics, Inc.(b)(c)	18,267	104,031
Lexicon Pharmaceuticals, Inc.(b)(c)	463,948	746,956
LifeStance Health Group, Inc.(b)	140,546	1,063,933
Ligand Pharmaceuticals, Inc.(b)	13,292	3,049,849
LivaNova PLC(b)(c)	89,899	5,402,930
Lyell Immunopharma, Inc.(b)	8,434	166,403
MacroGenics, Inc.(b)	112,313	345,924
Madrigal Pharmaceuticals, Inc.(b)(c)	4,646	2,403,794
	Shares	Value
Health Care-(continued)
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	277,643	$1,021,726
Maze Therapeutics, Inc.(b)(c)	2,312	61,453
Medpace Holdings, Inc.(b)	6,792	2,843,539
MeiraGTx Holdings PLC(b)(c)	63,038	581,210
Merit Medical Systems, Inc.(b)(c)	52,215	3,560,019
Mesa Laboratories, Inc.(c)	8,902	890,200
MiMedx Group, Inc.(b)(c)	26,177	87,955
Mineralys Therapeutics, Inc.(b)	4,277	113,982
Mirum Pharmaceuticals, Inc.(b)(c)	16,538	1,609,313
Monte Rosa Therapeutics, Inc.(b)(c)	68,411	1,310,071
Myriad Genetics, Inc.(b)(c)	219,747	1,043,798
Natera, Inc.(b)	21,641	4,461,509
National HealthCare Corp.	9,190	1,592,535
Nektar Therapeutics(b)(c)	63,081	5,364,408
Neogen Corp.(b)(c)	689,833	6,484,430
NeoGenomics, Inc.(b)(c)	224,733	2,081,028
Neumora Therapeutics, Inc.(b)	196,001	484,122
Nkarta, Inc.(b)(c)	142,405	394,462
Novo Nordisk A/S (Denmark)(b)(c)(h)	22,130	0
Novocure Ltd.(b)(c)	53,838	818,876
NRC Health(c)	14,984	246,637
Nurix Therapeutics, Inc.(b)(c)	122,970	2,053,599
Nutex Health, Inc.(b)(c)	1,121	133,623
Nuvalent, Inc., Class A(b)(c)	10,339	1,036,795
Nuvation Bio, Inc.(b)(c)	284,695	1,266,893
Ocular Therapeutix, Inc.(b)(c)	65,509	613,819
Olema Pharmaceuticals, Inc.(b)(c)	90,508	1,304,220
Omeros Corp.(b)(c)	118,799	1,734,465
OmniAb, Inc.(b)	99,590	138,430
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(h)	4,734	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(h)	4,734	0
Omnicell, Inc.(b)	82,397	3,412,884
OPKO Health, Inc.(b)(c)	496,418	558,470
OraSure Technologies, Inc.(b)(c)	104,172	316,683
Organogenesis Holdings, Inc.(b)(c)	146,638	344,599
ORIC Pharmaceuticals, Inc.(b)(c)	69,361	685,287
Orthofix Medical, Inc.(b)(c)	43,857	515,758
OrthoPediatrics Corp.(b)(c)	21,927	330,221
Oruka Therapeutics, Inc.(b)(c)	3,849	263,310
Ovid therapeutics, Inc.(b)	58,053	160,807
Pacific Biosciences of California, Inc.(b)(c)	1,288,621	2,048,907
Pacira BioSciences, Inc.(b)(c)	99,727	2,542,041
PACS Group, Inc.(b)(c)	3,671	123,162
PDL BioPharma, Inc.(b)(h)	526,601	163,246
Pediatrix Medical Group, Inc.(b)	102,476	2,306,735
Pennant Group, Inc. (The)(b)	20,881	653,993
Penumbra, Inc.(b)	13,346	4,357,202
Personalis, Inc.(b)(c)	13,974	77,136
Phibro Animal Health Corp., Class A	29,644	1,576,468
Phreesia, Inc.(b)(c)	67,319	620,008
Pliant Therapeutics, Inc.(b)(c)	115,158	140,493
Praxis Precision Medicines, Inc.(b)	11,518	3,672,284
Prestige Consumer Healthcare, Inc.(b)	62,067	3,495,613
Prime Medicine, Inc.(b)(c)	40,185	142,456
Privia Health Group, Inc.(b)	96,203	2,390,645
PROCEPT BioRobotics Corp.(b)(c)	19,370	465,655
Progyny, Inc.(b)(c)	94,764	1,760,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Health Care-(continued)
Protagonist Therapeutics, Inc.(b)	23,727	$2,348,261
Prothena Corp. PLC (Ireland)(b)(c)	20,824	230,313
PTC Therapeutics, Inc.(b)	84,346	5,487,551
Puma Biotechnology, Inc.(b)(c)	61,115	458,974
Quanterix Corp.(b)(c)	93,922	293,976
Quantum-Si, Inc.(b)	420,859	412,694
RadNet, Inc.(b)	29,964	1,694,464
Recursion Pharmaceuticals, Inc., Class A(b)(c)	411,985	1,425,468
REGENXBIO, Inc.(b)(c)	129,499	1,161,606
Relay Therapeutics, Inc.(b)(c)	339,850	4,404,456
Relmada Therapeutics, Inc.(b)	22,430	168,674
Repligen Corp.(b)	31,483	3,724,754
Replimune Group, Inc.(b)(c)	151,382	389,052
Revolution Medicines, Inc.(b)(c)(f)	74,944	10,800,929
Rhythm Pharmaceuticals, Inc.(b)(c)	14,203	1,155,556
Rigel Pharmaceuticals, Inc.(b)(c)	16,149	466,706
Rocket Pharmaceuticals, Inc.(b)(c)	315,240	1,097,035
Roivant Sciences Ltd.(b)(f)	440,715	12,573,599
RxSight, Inc.(b)(c)	18,873	133,432
Sana Biotechnology, Inc.(b)(c)	453,217	1,491,084
Sangamo Therapeutics, Inc.(b)(c)	881,181	105,037
Savara, Inc.(b)(c)	117,222	614,243
Scholar Rock Holding Corp.(b)(c)	29,607	1,379,982
Schrodinger, Inc.(b)(c)	92,703	1,108,728
Seer, Inc.(b)	26,445	51,568
Select Medical Holdings Corp.	158,274	2,597,276
Septerna, Inc.(b)(c)	4,270	101,455
Seres Therapeutics, Inc.(b)(c)	14,538	107,145
Shattuck Labs, Inc.(b)(c)	18,836	134,677
SI-BONE, Inc.(b)(c)	26,716	331,011
SIGA Technologies, Inc.(c)	71,794	330,252
Simulations Plus, Inc.(b)(c)	27,825	394,280
Soleno Therapeutics, Inc.(b)	3,322	175,468
Solid Biosciences, Inc.(b)	118,442	859,889
Sotera Health Co.(b)(c)	103,504	1,610,522
Spero Therapeutics, Inc.(b)	12,694	31,862
Spyre Therapeutics, Inc.(b)(c)	28,492	2,121,229
STAAR Surgical Co., (Acquired 03/20/2020 - 04/08/2026; Cost $1,367,481)(b)(c)(d)	56,155	1,480,246
Standard BioTools, Inc.(b)	56,525	52,495
Stoke Therapeutics, Inc.(b)(c)	37,155	1,215,712
Supernus Pharmaceuticals, Inc.(b)	72,240	3,467,520
Surgery Partners, Inc.(b)(c)	157,099	2,204,099
Sutro Biopharma, Inc.(b)(c)	17,156	628,253
Syndax Pharmaceuticals, Inc.(b)(c)	102,567	2,198,011
Tactile Systems Technology, Inc.(b)(c)	31,810	732,266
Tandem Diabetes Care, Inc.(b)(c)	125,578	2,451,910
Tango Therapeutics, Inc.(b)(c)	96,029	2,076,147
Tarsus Pharmaceuticals, Inc.(b)(c)	9,640	613,200
Taysha Gene Therapies, Inc.(b)(c)	151,334	967,024
Tempus AI, Inc.(b)(c)	2,377	131,876
Tenaya Therapeutics, Inc.(b)	125,193	86,521
Terns Pharmaceuticals, Inc.(b)	70,989	3,757,448
TG Therapeutics, Inc.(b)(c)	47,414	1,601,645
Theravance Biopharma, Inc.(b)	15,193	254,331
Tonix Pharmaceuticals Holding Corp.(b)	10,787	139,476
TransMedics Group, Inc.(b)(c)	4,530	456,579
Travere Therapeutics, Inc.(b)(c)	86,229	3,631,965
	Shares	Value
Health Care-(continued)
TruBridge, Inc.(b)(c)	20,914	$537,490
Twist Bioscience Corp.(b)(c)	53,064	3,101,591
U.S. Physical Therapy, Inc.(c)	20,447	1,456,235
UFP Technologies, Inc.(b)(c)	4,902	939,370
Ultragenyx Pharmaceutical, Inc.(b)(c)	186,183	4,596,858
Upstream Bio, Inc.(b)(c)	17,851	163,872
Utah Medical Products, Inc.(c)	2,629	171,989
Vanda Pharmaceuticals, Inc.(b)(c)	100,207	711,470
Varex Imaging Corp.(b)(c)	57,289	667,417
Vaxcyte, Inc.(b)(c)	77,639	4,444,056
Vera Therapeutics, Inc.(b)(c)	5,714	203,476
Veracyte, Inc.(b)(c)	62,716	2,064,611
Verastem, Inc.(b)(c)	77,778	424,668
Vericel Corp.(b)(c)	18,651	647,749
Viemed Healthcare, Inc.(b)	5,657	56,344
Viking Therapeutics, Inc.(b)(c)	27,440	855,579
Vir Biotechnology, Inc.(b)(c)	208,472	2,129,541
Viridian Therapeutics, Inc.(b)	51,335	691,996
Vor BioPharma, Inc.(b)	9,152	131,148
Voyager Therapeutics, Inc.(b)(c)	83,343	310,869
WaVe Life Sciences Ltd.(b)	116,743	824,206
Waystar Holding Corp.(b)(c)	85,922	1,836,583
X4 Pharmaceuticals, Inc.(b)(c)	19,956	81,221
Xencor, Inc.(b)(c)	138,396	1,651,064
Zentalis Pharmaceuticals, Inc.(b)(c)	125,701	504,061
Zymeworks, Inc.(b)(c)	80,817	2,225,700
		483,630,710
Industrials-17.69%
3D Systems Corp.(b)(c)	493,790	1,214,723
AAON, Inc.	33,983	3,170,954
AAR Corp.(b)	51,098	5,639,686
ACCO Brands Corp.(c)	104,978	336,979
ACV Auctions, Inc., Class A(b)	97,192	504,426
Aebi Schmidt Holding AG (Switzerland)	16,560	192,427
AeroVironment, Inc.(b)(c)	11,773	2,295,970
AerSale Corp.(b)(c)	59,188	397,743
AIRO Group Holdings, Inc.(b)(c)	12,691	96,959
Alamo Group, Inc.(c)	14,616	2,534,999
Albany International Corp., Class A(c)	41,283	2,396,065
Allegiant Travel Co.(b)(c)	50,858	3,846,899
Allient, Inc.(c)	20,341	1,549,577
Alta Equipment Group, Inc.(c)	30,147	233,639
Amentum Holdings, Inc.(b)	140,190	3,677,184
Ameresco, Inc., Class A(b)(c)	73,039	2,161,224
American Airlines Group, Inc.(b)(c)	405,429	4,747,574
American Superconductor Corp.(b)(c)	3,514	188,140
American Woodmark Corp.(b)(c)	22,521	983,717
Apogee Enterprises, Inc.	34,705	1,263,262
Archer Aviation, Inc., Class A(b)(c)	149,047	855,530
Argan, Inc.	6,852	4,590,703
Armstrong World Industries, Inc.	32,297	5,503,086
Array Technologies, Inc.(b)(c)	119,089	921,749
Astec Industries, Inc.	24,695	1,605,669
Astronics Corp.(b)(c)	38,784	2,769,178
ATI, Inc.(b)(f)	75,978	11,811,540
Atmus Filtration Technologies, Inc.	67,353	4,270,180
Axon Enterprise, Inc.(b)	9,336	3,750,831
AZZ, Inc.	33,884	4,846,767
Barrett Business Services, Inc.(c)	26,981	850,711
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
Bloom Energy Corp., Class A(b)	40,111	$11,365,853
Blue Bird Corp.(b)(c)	3,076	197,202
BlueLinx Holdings, Inc.(b)(c)	15,337	812,248
Bowman Consulting Group Ltd.(b)	3,853	121,601
Brady Corp., Class A(c)	28,264	2,312,560
BrightView Holdings, Inc.(b)	107,871	1,283,665
Brink’s Co. (The)	42,360	4,521,930
Cadre Holdings, Inc.	18,132	537,614
Carpenter Technology Corp.	21,530	9,219,146
Casella Waste Systems, Inc., Class A(b)(c)	30,352	2,405,396
CBIZ, Inc.(b)(c)	83,784	2,555,412
CECO Environmental Corp.(b)(c)	17,869	1,324,808
Centuri Holdings, Inc.(b)(c)	35,925	1,350,780
ChargePoint Holdings, Inc.(b)(c)	106,327	681,556
Chart Industries, Inc.(b)	32,333	6,722,031
Cimpress PLC (Ireland)(b)(c)	5,690	503,337
Civeo Corp.(b)	10,773	343,659
Clarivate PLC(b)(c)	779,549	2,237,306
Columbus McKinnon Corp.	59,154	913,929
Concrete Pumping Holdings, Inc.(b)(c)	23,829	188,726
Conduent, Inc.(b)	198,044	338,655
Construction Partners, Inc., Class A(b)(c)	19,138	2,366,605
Costamare Bulkers Holdings Ltd. (Monaco)(b)	1,801	31,121
Costamare, Inc. (Monaco)	18,933	314,666
Covenant Logistics Group, Inc., Class A(c)	21,441	747,433
CRA International, Inc.	9,151	1,441,008
CSG Systems International, Inc.	42,771	3,439,216
CSW Industrials, Inc.	9,730	2,833,376
Custom Truck One Source, Inc.(b)	118,480	1,167,028
Deluxe Corp.(c)	56,095	1,747,359
Distribution Solutions Group, Inc.(b)(c)	3,060	82,804
DNOW, Inc.(b)(c)	306,799	4,138,719
Douglas Dynamics, Inc.	27,824	1,283,521
Ducommun, Inc.(b)	16,657	2,364,128
DXP Enterprises, Inc.(b)	20,856	3,561,162
Eastern Co. (The)(c)	1,296	28,331
Energy Recovery, Inc.(b)(c)	62,214	688,709
Enerpac Tool Group Corp.(c)	46,234	1,622,813
Ennis, Inc.	29,428	614,457
Enovix Corp.(b)(c)	81,309	542,331
Enpro, Inc.	20,171	5,880,855
Enviri Corp.(b)	121,604	2,394,383
ESCO Technologies, Inc.	17,915	5,803,564
Everus Construction Group, Inc.(b)	58,422	8,613,155
ExlService Holdings, Inc.(b)(c)	144,753	4,614,726
Exponent, Inc.(c)	45,481	3,042,224
Federal Signal Corp.(c)	45,617	5,616,821
First Advantage Corp.(b)(c)	96,699	1,233,879
Fluence Energy, Inc.(b)(c)	50,023	609,280
Forrester Research, Inc.(b)(c)	13,969	87,865
Forward Air Corp.(b)(c)	106,655	2,246,154
Franklin Covey Co.(b)(c)	18,878	400,214
Franklin Electric Co., Inc.	39,492	3,956,703
Frontier Group Holdings, Inc., Class H(b)(c)	177,415	644,016
FTAI Aviation Ltd.	27,097	6,765,308
FTAI Infrastructure, Inc.(c)	19,838	121,905
FuelCell Energy, Inc.(b)	184,016	2,392,208
Genco Shipping & Trading Ltd.(c)	91,378	2,215,003
GEO Group, Inc. (The)(b)(c)	299,153	5,537,322
	Shares	Value
Industrials-(continued)
Gibraltar Industries, Inc.(b)(c)	42,201	$1,647,105
Global Industrial Co.	16,756	554,791
Global Ship Lease, Inc., Class A (United Kingdom)	51,456	2,078,822
Gorman-Rupp Co. (The)(c)	11,857	898,049
GrafTech International Ltd.(b)(c)	39,209	333,277
Granite Construction, Inc.(c)	63,266	8,671,871
Greenbrier Cos., Inc. (The)(c)	68,898	3,384,270
Griffon Corp.	46,930	4,278,608
Hayward Holdings, Inc.(b)	245,143	3,679,596
Healthcare Services Group, Inc.(b)	109,836	2,351,589
Heartland Express, Inc.(c)	88,136	1,179,260
Helios Technologies, Inc.(c)	48,918	3,345,991
Hillman Solutions Corp.(b)(c)	218,516	1,783,091
HNI Corp.(c)	91,900	3,358,026
Hudson Technologies, Inc.(b)(c)	55,301	346,184
Hurco Cos., Inc.(b)(c)	2,893	48,487
Huron Consulting Group, Inc.(b)(c)	18,021	2,354,714
Hyliion Holdings Corp.(b)(c)	191,420	365,612
Hyster-Yale, Inc.(c)	11,411	450,392
IBEX Holdings Ltd.(b)	17,672	490,398
ICF International, Inc.(c)	29,718	2,129,592
IES Holdings, Inc.(b)(c)	4,333	2,790,799
Insperity, Inc.(c)	91,876	3,268,029
Insteel Industries, Inc.	22,658	593,186
Interface, Inc.	59,069	1,646,844
Janus International Group, Inc.(b)(c)	172,088	894,858
JBT Marel Corp.(c)	35,423	4,183,456
Joby Aviation, Inc.(b)(c)	174,905	1,607,377
Kadant, Inc.(c)	10,574	3,099,557
Karat Packaging, Inc.	3,746	107,473
Karman Holdings, Inc.(b)(c)	1,964	133,513
Kforce, Inc.(c)	30,462	1,377,187
Kratos Defense & Security Solutions, Inc.(b)	51,563	3,251,047
LB Foster Co., Class A(b)	5,494	168,171
Legalzoom.com, Inc.(b)(c)	132,825	856,721
Legence Corp., Class A(b)	2,775	241,314
Leonardo DRS, Inc.	52,988	2,152,902
Limbach Holdings, Inc.(b)(c)	6,808	679,234
Lindsay Corp.(c)	16,687	1,868,443
Liquidity Services, Inc.(b)	26,488	944,297
Loar Holdings, Inc.(b)(c)	8,474	475,561
LSI Industries, Inc.	20,956	509,440
Luxfer Holdings PLC (United Kingdom)	19,851	298,758
Manitowoc Co., Inc. (The)(b)	41,925	569,761
Marten Transport Ltd.	98,054	1,478,654
Matrix Service Co.(b)(c)	31,150	421,148
Mayville Engineering Co., Inc.(b)(c)	21,564	491,875
McGrath RentCorp	19,811	2,190,106
Mercury Systems, Inc.(b)	71,081	5,609,002
Microvast Holdings, Inc.(b)(c)	236,878	457,175
Miller Industries, Inc.(c)	13,186	632,796
Mistras Group, Inc.(b)(c)	19,466	367,518
Modine Manufacturing Co.(b)(c)	32,707	8,328,183
MSA Safety, Inc.(c)	31,844	5,298,523
Mueller Water Products, Inc., Class A	153,831	4,290,347
MYR Group, Inc.(b)	23,185	9,385,520
National Presto Industries, Inc.	9,844	1,376,585
Nextpower, Inc., Class A(b)	51,764	6,166,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
NN, Inc.(b)(c)	19,064	$44,228
NPK International, Inc.(b)(c)	118,272	1,933,747
NuScale Power Corp.(b)(c)	13,931	173,580
NWPX Infrastructure, Inc.(b)(c)	9,945	977,991
Onterris, Inc.(b)(c)	39,196	825,076
OPENLANE, Inc.(b)	121,485	3,819,488
Orion Group Holdings, Inc.(b)(c)	57,248	779,718
Pangaea Logistics Solutions Ltd.(c)	44,750	342,785
Park Aerospace Corp.(c)	16,544	560,180
Park-Ohio Holdings Corp.	4,282	123,964
Parsons Corp.(b)(c)	70,044	3,530,918
Paycom Software, Inc.(c)	37,797	4,791,148
Paylocity Holding Corp.(b)(c)	16,757	1,767,696
Pitney Bowes, Inc.(c)	229,931	3,554,733
Planet Labs PBC(b)(c)	145,443	5,377,028
Plug Power, Inc.(b)(c)	3,001,582	9,394,952
Powell Industries, Inc.(c)	14,988	4,155,723
Preformed Line Products Co.(c)	6,668	2,215,443
Primoris Services Corp.(f)	61,787	11,192,715
Proficient Auto Logistics, Inc.(b)(c)	8,022	58,962
Proto Labs, Inc.(b)(c)	29,038	1,881,953
Quad/Graphics, Inc.(c)	38,206	284,253
Quanex Building Products Corp.(c)	73,819	1,471,951
QXO, Inc.(b)(c)	41,423	831,360
Radiant Logistics, Inc.(b)(c)	19,397	163,129
RBC Bearings, Inc.(b)	13,317	7,978,082
Resources Connection, Inc.(c)	39,132	165,920
Rocket Lab Corp.(b)	23,192	1,913,572
RXO, Inc.(b)(c)	280,234	5,596,273
Safe Bulkers, Inc. (Monaco)	24,933	168,048
Schneider National, Inc., Class B(c)	138,662	4,311,002
Shoals Technologies Group, Inc., Class A(b)	207,392	1,646,692
Skillsoft Corp.(b)(c)	9,514	73,448
SPX Technologies, Inc.(b)	20,368	4,458,759
StandardAero, Inc.(b)	62,717	1,559,145
Standex International Corp.	13,424	3,664,752
Sterling Infrastructure, Inc.(b)	9,804	5,055,138
Stratasys Ltd.(b)(c)	93,023	825,114
Sun Country Airlines Holdings, Inc.(b)	124,013	1,959,405
Sunrun, Inc.(b)(c)	52,996	674,639
TaskUS, Inc., Class A (Philippines)(c)	35,591	230,630
Tecnoglass, Inc.(c)	21,514	926,823
Tennant Co.(c)	17,660	1,466,486
Thermon Group Holdings, Inc.(b)(c)	26,669	1,613,208
TIC Solutions, Inc.(b)(c)	84,270	770,228
Titan International, Inc.(b)(c)	85,797	653,773
Titan Machinery, Inc.(b)(c)	31,496	658,581
Transcat, Inc.(b)(c)	9,841	748,900
Trex Co., Inc.(b)	144,798	5,676,082
Trinity Industries, Inc.(c)	102,374	3,338,416
TrueBlue, Inc.(b)(c)	34,293	188,269
TTEC Holdings, Inc.(b)(c)	46,929	136,563
Tutor Perini Corp.	79,300	7,368,556
Twin Disc, Inc.	7,359	121,571
UL Solutions, Inc., Class A(c)	29,391	2,659,592
UniFirst Corp.	22,071	5,639,361
Universal Logistics Holdings, Inc.(c)	8,237	198,347
Upwork, Inc.(b)(c)	136,779	1,415,663
V2X, Inc.(b)	40,412	2,740,338
	Shares	Value
Industrials-(continued)
Verra Mobility Corp., Class A(b)(c)	86,264	$1,279,295
Vestis Corp.(b)(c)	300,809	2,923,863
Vicor Corp.(b)	17,277	4,652,178
Virgin Galactic Holdings, Inc.(b)(c)	487,121	1,159,348
VSE Corp., (Acquired 03/15/2019 - 04/08/2026; Cost $1,414,519)(c)(d)	12,555	2,155,442
Wabash National Corp.(c)	103,698	901,136
Watts Water Technologies, Inc., Class A	23,312	6,997,330
Willdan Group, Inc.(b)(c)	10,111	768,436
Willis Lease Finance Corp.(c)	3,524	684,185
Worthington Enterprises, Inc.	37,655	2,043,537
Xometry, Inc., Class A(b)(c)	17,310	887,484
Zurn Elkay Water Solutions Corp.	109,120	5,669,875
		509,253,813
Information Technology-16.62%
8x8, Inc.(b)	141,188	271,081
A10 Networks, Inc.(c)	95,369	2,544,445
ACI Worldwide, Inc.(b)	113,939	4,924,444
ACM Research, Inc., Class A(b)	51,463	2,660,122
Adeia, Inc.	91,366	2,910,007
ADTRAN Holdings, Inc.(b)(c)	187,692	3,320,271
Advanced Energy Industries, Inc.(f)	39,952	15,337,972
Agilysys, Inc.(b)(c)	10,007	641,048
Alarm.com Holdings, Inc.(b)	53,178	2,361,635
Alkami Technology, Inc.(b)(c)	36,614	577,769
Allegro MicroSystems, Inc.(b)	118,729	5,758,356
Alpha & Omega Semiconductor Ltd.(b)	54,957	2,386,783
Ambarella, Inc.(b)(c)	39,965	2,749,592
Amplitude, Inc., Class A(b)(c)	78,792	560,211
AppFolio, Inc., Class A(b)(c)	5,928	990,510
Appian Corp., Class A(b)(c)	23,766	494,095
Applied Digital Corp.(b)(c)	3,824	130,972
Applied Optoelectronics, Inc.(b)	40,137	6,596,917
AppLovin Corp., Class A(b)(f)	10,697	4,774,606
Arlo Technologies, Inc.(b)(c)	78,310	1,100,256
Asana, Inc., Class A(b)(c)	83,441	527,347
Astera Labs, Inc.(b)(c)	3,531	687,627
Aurora Innovation, Inc.(b)(c)	810,310	4,764,623
AvePoint, Inc.(b)(c)	40,238	392,321
Aviat Networks, Inc.(b)(c)	15,389	352,870
Axcelis Technologies, Inc.(b)(c)	57,749	8,033,463
AXT, Inc.(b)(c)	4,710	373,126
Badger Meter, Inc.(c)	15,604	1,886,680
Bel Fuse, Inc., Class B(c)	12,168	3,356,421
Belden, Inc.(c)	42,150	4,741,032
Benchmark Electronics, Inc.	42,856	3,516,335
Bentley Systems, Inc., Class B(c)	58,585	1,911,043
BILL Holdings, Inc.(b)(c)	132,428	5,032,264
Blackbaud, Inc.(b)(c)	46,437	1,726,063
BlackLine, Inc.(b)(c)	57,528	1,797,750
Blend Labs, Inc., Class A(b)(c)	276,601	403,837
Box, Inc., Class A(b)	134,048	3,243,962
Braze, Inc., Class A(b)(c)	46,439	1,023,051
C3.ai, Inc., Class A(b)(c)	157,116	1,387,334
Calix, Inc.(b)(c)	65,804	2,866,422
CCC Intelligent Solutions Holdings, Inc.(b)(c)	701,680	3,676,803
Cerence, Inc.(b)(c)	230,288	2,095,621
CEVA, Inc.(b)(c)	42,051	1,284,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Information Technology-(continued)
Circle Internet Group, Inc.(b)(c)	5,000	$454,400
Clear Secure, Inc., Class A	29,886	1,595,614
Clearfield, Inc.(b)(c)	17,928	517,940
Clearwater Analytics Holdings, Inc., Class A(b)(c)	65,667	1,589,141
Cloudflare, Inc., Class A(b)	16,974	3,479,161
Cohu, Inc.(b)(c)	97,940	4,637,459
Commerce.com, Inc., Series 1(b)(c)	125,618	355,499
Commvault Systems, Inc.(b)	39,431	3,898,937
Comtech Telecommunications Corp.(b)	13,145	46,270
Consensus Cloud Solutions, Inc.(b)(c)	23,366	604,712
CoreWeave, Inc., Class A(b)(c)	2,597	289,825
Corsair Gaming, Inc.(b)(c)	138,361	939,471
Crane NXT Co.	59,068	2,639,158
Credo Technology Group Holding Ltd.(b)	12,786	2,224,892
CTS Corp.	33,058	1,887,612
Daktronics, Inc.(b)(c)	53,379	1,049,431
Diebold Nixdorf, Inc.(b)(c)	29,717	2,282,563
Digi International, Inc.(b)	30,610	1,715,384
Digital Turbine, Inc.(b)(c)	323,263	1,141,118
DigitalOcean Holdings, Inc.(b)(c)	63,846	6,156,670
DocuSign, Inc.(b)	107,920	4,963,241
Domo, Inc., Class B(b)(c)	70,374	250,531
Dynatrace, Inc.(b)(c)	140,327	5,081,241
Eastman Kodak Co.(b)(c)	161,651	2,154,808
Elastic N.V.(b)	46,213	2,145,670
ePlus, Inc.	26,279	2,225,569
Exodus Movement, Inc., Class A(b)	4,262	32,349
Extreme Networks, Inc.(b)	186,919	4,129,041
Fastly, Inc., Class A(b)	252,051	6,365,548
Figma, Inc., Class A(b)(c)	24,078	426,181
Five9, Inc.(b)(c)	96,358	1,657,358
FormFactor, Inc.(b)(f)	93,167	12,664,190
Freshworks, Inc., Class A(b)(c)	197,403	1,610,808
GitLab, Inc., Class A(b)(c)	46,636	1,032,521
GLOBALFOUNDRIES, Inc.(b)(c)	159,595	10,309,837
Globant S.A.(b)	85,702	3,533,493
Grid Dynamics Holdings, Inc.(b)	100,162	569,922
Guidewire Software, Inc.(b)(c)	35,363	4,893,886
Hackett Group, Inc. (The)(c)	31,528	407,026
Harmonic, Inc.(b)	164,803	1,883,698
HubSpot, Inc.(b)(c)	17,902	3,969,948
i3 Verticals, Inc., Class A(b)(c)	17,906	403,780
Ichor Holdings Ltd.(b)(c)	76,915	5,074,083
Impinj, Inc.(b)(c)	5,501	797,205
indie Semiconductor, Inc., A Shares (China)(b)(c)	304,333	1,372,542
Information Services Group, Inc.	35,716	145,721
Ingram Micro Holding Corp.(c)	54,277	1,670,103
Intapp, Inc.(b)(c)	22,820	512,309
InterDigital, Inc.	18,076	5,360,619
IonQ, Inc.(b)(c)	21,512	970,621
IPG Photonics Corp.(b)(c)	42,209	5,019,494
Itron, Inc.(b)(c)	64,377	5,394,793
JFrog Ltd.(b)	33,920	1,575,245
Kimball Electronics, Inc.(b)(c)	24,835	670,793
Klaviyo, Inc.(b)(c)	41,042	824,534
Knowles Corp.(b)	111,634	3,481,864
Lattice Semiconductor Corp.(b)	67,569	8,262,337
Life360, Inc.(b)(c)	22,462	967,888
	Shares	Value
Information Technology-(continued)
LiveRamp Holdings, Inc.(b)(c)	84,239	$2,462,306
MACOM Technology Solutions Holdings, Inc.(b)	21,668	6,101,925
Manhattan Associates, Inc.(b)	31,854	4,392,348
MaxLinear, Inc.(b)(f)	205,873	14,565,515
Methode Electronics, Inc.(c)	57,503	461,174
Mirion Technologies, Inc.(b)	126,449	2,497,368
Mitek Systems, Inc.(b)(c)	56,964	795,217
MongoDB, Inc.(b)(c)	20,252	5,079,809
N-able, Inc.(b)(c)	118,833	615,555
Napco Security Technologies, Inc.(c)	18,343	857,535
Navitas Semiconductor Corp.(b)(c)	123,268	2,033,922
nCino, Inc.(b)(c)	107,344	1,876,373
NCR Voyix Corp.(b)(c)	268,530	1,850,172
NETGEAR, Inc.(b)(c)	73,644	1,860,984
nLight, Inc.(b)	39,994	2,793,581
Novanta, Inc.(b)(c)	26,498	3,432,286
Nutanix, Inc., Class A(b)(c)	79,332	3,243,885
OneSpan, Inc.(c)	61,224	708,974
Onto Innovation, Inc.(b)(f)	46,764	13,798,186
Ooma, Inc.(b)	23,007	375,474
OSI Systems, Inc.(b)(c)	17,087	4,902,602
Ouster, Inc.(b)(c)	33,930	914,753
Pagaya Technologies Ltd., Class A(b)(c)	58,453	811,912
PagerDuty, Inc.(b)(c)	112,670	749,256
PAR Technology Corp.(b)(c)	36,612	492,065
PC Connection, Inc.	12,850	819,059
PDF Solutions, Inc.(b)(c)	35,010	1,500,179
Pegasystems, Inc.	54,374	1,987,370
Penguin Solutions, Inc.(b)(c)	129,661	3,942,991
Photronics, Inc.(b)(c)	95,460	4,723,361
Power Integrations, Inc.(c)	104,939	7,630,115
Powerfleet, Inc.(b)(c)	40,905	131,714
Procore Technologies, Inc.(b)(c)	49,192	2,783,283
Progress Software Corp.(b)(c)	98,130	2,732,920
Q2 Holdings, Inc.(b)	28,748	1,458,961
Qualys, Inc.(b)(c)	38,617	3,356,976
Rackspace Technology, Inc.(b)(c)	97,869	142,889
Rambus, Inc.(b)	66,173	7,617,174
Rapid7, Inc.(b)(c)	100,578	593,410
Ribbon Communications, Inc.(b)(c)	83,218	219,696
Richardson Electronics Ltd.	11,729	168,898
Rigetti Computing, Inc.(b)(c)	30,712	535,924
RingCentral, Inc., Class A(c)	103,490	4,162,368
Rogers Corp.(b)(c)	35,591	4,831,478
Rubrik, Inc., Class A(b)(c)	12,228	650,285
Sailpoint, Inc.(b)	15,593	178,072
Samsara, Inc., Class A(b)(c)	46,197	1,327,702
ScanSource, Inc.(b)(c)	32,449	1,334,303
Semtech Corp.(b)	62,583	6,574,344
SentinelOne, Inc., Class A(b)(c)	205,891	2,915,417
ServiceTitan, Inc.(b)(c)	8,261	491,199
SiTime Corp.(b)(c)	5,453	3,065,404
SmartRent, Inc.(b)(c)	202,938	275,996
SoundHound AI, Inc., Class A(b)(c)	52,363	416,809
Sprinklr, Inc., Class A(b)(c)	110,083	541,608
Sprout Social, Inc., Class A(b)(c)	73,190	439,140
SPS Commerce, Inc.(b)	29,527	1,657,055
Strategy, Inc., Class A(b)	9,682	1,601,887
Telos Corp.(b)(c)	89,099	380,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Information Technology-(continued)
Tenable Holdings, Inc.(b)(c)	67,138	$1,402,513
TTM Technologies, Inc.(b)(f)	107,324	16,980,803
Turtle Beach Corp.(b)(c)	37,054	426,862
Ubiquiti, Inc.(c)	1,628	1,647,552
UiPath, Inc., Class A(b)(c)	353,691	3,643,017
Ultra Clean Holdings, Inc.(b)	79,175	6,187,526
Unisys Corp.(b)(c)	96,177	251,022
Universal Display Corp.(c)	40,929	3,564,507
Varonis Systems, Inc.(b)(c)	59,123	1,554,935
Veeco Instruments, Inc.(b)(c)	100,756	5,022,687
Vertex, Inc., Class A(b)(c)	34,152	422,460
Viavi Solutions, Inc.(b)(f)	312,292	16,364,101
Vishay Precision Group, Inc.(b)(c)	24,566	1,484,278
Workiva, Inc.(b)	14,967	800,435
Xperi, Inc.(b)(c)	56,115	375,409
Yext, Inc.(b)(c)	122,412	472,510
Zeta Global Holdings Corp., Class A(b)(c)	57,717	1,063,147
Zscaler, Inc.(b)	9,469	1,237,409
		478,250,169
Materials-3.38%
AdvanSix, Inc.	42,637	1,051,428
Alto Ingredients, Inc.(b)	37,664	207,905
American Vanguard Corp.(b)	34,966	100,702
Ardagh Metal Packaging S.A.	229,894	885,092
Aspen Aerogels, Inc.(b)(c)	214,545	795,962
Balchem Corp.	24,000	3,878,880
Century Aluminum Co.(b)	58,342	3,467,848
Clearwater Paper Corp.(b)(c)	32,901	451,073
Coeur Mining, Inc.(b)	214,098	3,847,341
Compass Minerals International, Inc.(b)(c)	81,109	2,166,421
Core Molding Technologies, Inc.(b)	787	21,210
Ecovyst, Inc.(b)	185,966	2,636,998
Ferroglobe PLC(c)	210,909	978,618
Friedman Industries, Inc.(c)	600	12,354
Greif, Inc., Class A(c)	31,799	2,074,567
Hawkins, Inc.(c)	16,380	2,742,831
Hecla Mining Co.(f)	465,889	8,395,320
Ingevity Corp.(b)	38,934	2,966,381
Innospec, Inc.	27,487	2,096,159
Intrepid Potash, Inc.(b)	26,593	1,052,285
Kaiser Aluminum Corp.	26,185	4,462,710
Knife River Corp.(b)(c)	77,272	7,151,524
Koppers Holdings, Inc.(c)	22,599	922,717
Kronos Worldwide, Inc.(c)	44,208	328,907
LSB Industries, Inc.(b)	72,719	1,083,513
Magnera Corp.(b)(c)	91,293	911,104
Materion Corp.	25,910	4,762,517
Mativ Holdings, Inc., Class A	71,238	661,089
Metallus, Inc.(b)(c)	49,176	946,146
Minerals Technologies, Inc.(c)	33,293	2,395,098
MP Materials Corp.(b)(c)	46,698	3,083,936
Myers Industries, Inc.	40,551	835,756
Orion S.A. (Germany)	98,813	743,074
Perimeter Solutions, Inc.(b)	101,276	3,068,663
Quaker Chemical Corp.	23,217	3,154,958
Ramaco Resources, Inc., Class A(b)(c)	68,721	1,020,507
Ranpak Holdings Corp.(b)(c)	65,302	332,387
Rayonier Advanced Materials, Inc.(b)(c)	102,357	971,368
Ryerson Holding Corp.(c)	55,549	1,539,263
	Shares	Value
Materials-(continued)
Scotts Miracle-Gro Co. (The)(c)	101,955	$6,392,578
Sensient Technologies Corp.	52,776	5,997,465
Stepan Co.	23,670	1,184,210
SunCoke Energy, Inc.	148,252	1,011,079
Tredegar Corp.(b)	14,985	143,856
TriMas Corp.	62,047	2,296,980
United States Lime & Minerals, Inc.	4,984	536,627
Worthington Steel, Inc.(c)	39,676	1,524,749
		97,292,156
Real Estate-6.34%
Acadia Realty Trust	190,919	4,127,669
Alexander’s, Inc.	3,518	886,395
Alpine Income Property Trust, Inc.(c)	16,510	310,388
American Assets Trust, Inc.(c)	63,413	1,315,186
American Healthcare REIT, Inc.(c)	91,840	4,663,635
Apartment Investment & Management Co., Class A(c)	151,226	642,710
Armada Hoffler Properties, Inc.(c)	126,270	768,984
Braemar Hotels & Resorts, Inc.	40,569	98,177
Brandywine Realty Trust(c)	420,527	1,274,197
Broadstone Net Lease, Inc.(c)	233,827	4,629,775
CareTrust REIT, Inc.	106,860	4,215,627
CBL & Associates Properties, Inc.	22,195	999,219
Centerspace(c)	18,299	1,249,273
Chatham Lodging Trust	49,347	428,332
Chiron Real Estate, Inc.(c)	20,199	708,379
Community Healthcare Trust, Inc.(c)	37,529	646,249
Compass, Inc., Class A(b)(c)	764,722	5,788,945
COPT Defense Properties(c)	145,613	4,550,406
CTO Realty Growth, Inc.(c)	45,701	925,445
Curbline Properties Corp.(c)	60,423	1,667,675
DiamondRock Hospitality Co.(c)	414,590	4,228,818
Diversified Healthcare Trust(c)	148,183	1,117,300
Douglas Elliman, Inc.(b)(c)	94,817	190,582
Easterly Government Properties, Inc.	87,359	2,045,074
Empire State Realty Trust, Inc., Class A(c)	233,027	1,297,960
Essential Properties Realty Trust, Inc.	185,949	5,844,377
eXp World Holdings, Inc.(c)	174,182	1,083,412
Farmland Partners, Inc.(c)	64,793	696,525
Five Point Holdings LLC, Class A(b)(c)	5,614	27,958
Forestar Group, Inc.(b)(c)	28,606	808,406
Four Corners Property Trust, Inc.	102,355	2,617,217
Franklin Street Properties Corp.	69,496	45,284
Getty Realty Corp.(c)	62,558	2,071,921
Gladstone Commercial Corp.(c)	67,653	853,104
Gladstone Land Corp.	57,413	550,591
Global Net Lease, Inc.(c)	269,172	2,573,284
Howard Hughes Holdings, Inc.(b)	37,579	2,340,044
Independence Realty Trust, Inc.(c)	380,135	6,200,002
Industrial Logistics Properties Trust	60,216	447,405
Innovative Industrial Properties, Inc.(c)	43,110	2,338,717
InvenTrust Properties Corp.(c)	73,730	2,368,208
Kennedy-Wilson Holdings, Inc.	134,760	1,468,884
Lineage, Inc.(c)	106,963	3,944,795
LTC Properties, Inc.(c)	59,064	2,257,426
LXP Industrial Trust	105,138	5,353,627
Marcus & Millichap, Inc.(c)	25,246	701,586
Millrose Properties, Inc.	37,201	1,140,955
National Health Investors, Inc.(c)	35,029	2,694,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
	Shares	Value
Real Estate-(continued)
National Storage Affiliates Trust	92,215	$3,924,670
NET Lease Office Properties(c)	17,635	230,313
NETSTREIT Corp.(c)	114,460	2,354,442
Newmark Group, Inc., Class A	182,129	2,935,919
NexPoint Diversified Real Estate Trust(c)	30,504	165,332
NexPoint Residential Trust, Inc.(c)	24,581	710,145
One Liberty Properties, Inc.(c)	10,990	249,583
Opendoor Technologies, Inc.(b)(c)(f)	3,048,549	16,401,194
Orion Properties, Inc.	62,702	179,955
Outfront Media, Inc.	219,621	6,775,308
Peakstone Realty Trust(c)	30,262	634,897
Pebblebrook Hotel Trust(c)	327,803	4,605,632
Phillips Edison & Co., Inc.	138,030	5,543,975
Piedmont Realty Trust, Inc., Class A(b)(c)	135,048	1,129,001
Postal Realty Trust, Inc., Class A(c)	25,736	563,104
RE/MAX Holdings, Inc., Class A(b)(c)	28,897	309,198
Real Brokerage, Inc. (The) (Canada)(b)(c)	47,171	99,059
RLJ Lodging Trust(c)	340,263	2,803,767
RMR Group, Inc. (The), Class A(c)	24,323	433,193
Ryman Hospitality Properties, Inc.(c)	44,048	4,629,004
Safehold, Inc.(c)	61,581	986,528
Saul Centers, Inc.(c)	9,810	337,758
Seaport Entertainment Group, Inc.(b)(c)	3,233	72,064
Seritage Growth Properties, Class A(b)	25,676	66,244
Service Properties Trust	250,629	388,475
Sila Realty Trust, Inc.	51,948	1,580,778
SITE Centers Corp.	123,438	677,675
SmartStop Self Storage REIT, Inc.	9,404	296,038
St. Joe Co. (The)	24,740	1,597,462
Summit Hotel Properties, Inc.(c)	147,423	732,692
Sunstone Hotel Investors, Inc.(c)	328,530	3,226,165
Tanger, Inc.	106,948	3,965,632
Tejon Ranch Co.(b)(c)	17,248	337,543
Terreno Realty Corp.	100,011	6,520,717
UMH Properties, Inc.(c)	74,327	1,155,785
Universal Health Realty Income Trust(c)	10,788	439,072
Urban Edge Properties	152,592	3,344,817
Veris Residential, Inc.	87,866	1,666,818
Whitestone REIT	36,219	685,988
Xenia Hotels & Resorts, Inc.(c)	146,423	2,382,302
		182,342,452
Utilities-1.54%
American States Water Co.	37,547	2,826,914
Artesian Resources Corp., Class A(c)	4,975	155,767
California Water Service Group	56,072	2,368,481
	Shares	Value
Utilities-(continued)
Chesapeake Utilities Corp.	20,234	$2,551,912
Clearway Energy, Inc., Class C(c)	151,622	6,119,464
Consolidated Water Co. Ltd.(c)	2,927	93,810
Genie Energy Ltd., Class B(c)	18,359	256,475
H2O America(c)	43,371	2,437,017
Hallador Energy Co.(b)(c)	38,365	595,808
MDU Resources Group, Inc.(c)	290,339	6,541,338
MGE Energy, Inc.	19,929	1,598,704
Middlesex Water Co.(c)	19,311	982,544
Northwest Natural Holding Co.	41,978	2,224,834
Ormat Technologies, Inc.(c)	57,144	6,565,846
Otter Tail Corp.(c)	31,088	2,774,293
Talen Energy Corp.(b)	14,309	5,328,958
Unitil Corp.(c)	12,236	641,901
York Water Co. (The)(c)	12,818	371,978
		44,436,044
Total Common Stocks & Other Equity Interests (Cost $2,335,711,847)		2,876,627,043
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(g)(i) (Cost $3,258,388)	3,258,388	3,258,388
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,338,970,235)		2,879,885,431
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.94%
Invesco Private Government Fund, 3.63%(g)(i)(j)	256,005,269	256,005,269
Invesco Private Prime Fund, 3.78%(g)(i)(j)	663,188,992	663,255,311
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $919,339,271)		919,260,580
TOTAL INVESTMENTS IN SECURITIES-131.99% (Cost $3,258,309,506)		3,799,146,011
OTHER ASSETS LESS LIABILITIES-(31.99)%		(920,699,693)
NET ASSETS-100.00%		$2,878,446,318

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Restricted security. The aggregate value of these securities at April 30, 2026 was $3,733,354, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(f)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$414,541	$195,911	$(38,560)	$46,605	$(4,381)	$614,116	$100,350
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	918,862	107,022,340	(104,682,814)	-	-	3,258,388	124,683
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	186,502,345	757,066,660	(687,563,736)	-	-	256,005,269	7,896,066 *
Invesco Private Prime Fund	477,928,232	1,701,262,329	(1,515,860,973)	(39,647)	(34,630)	663,255,311	21,333,723 *
Total	$665,763,980	$2,565,547,240	$(2,308,146,083)	$6,958	$(39,011)	$923,133,084	$29,454,822

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
April 30, 2026

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco RAFI US 1000 ETF (PRF)	Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Assets:
Unaffiliated investments in securities, at value(a)	$102,085,799	$9,519,522,598	$2,876,012,927
Affiliated investments in securities, at value	1,657,028	385,525,288	923,133,084
Due from broker	-	3,004	-
Receivable for:
Dividends	83,921	6,410,211	579,697
Securities lending	200	51,068	211,703
Investments sold	-	3,587,674	260
Foreign tax reclaims	-	-	277
Other assets	-	4,430	1,872
Total assets	103,826,948	9,915,104,273	3,799,939,820
Liabilities:
Due to custodian	14,625	1	-
Due to broker	-	-	307,032
Payable for:
Collateral upon return of securities loaned	1,657,097	378,007,446	919,339,271
Fund shares repurchased	-	3,625,130	-
Accrued advisory fees	23,972	2,177,088	660,645
Accrued trustees’ and officer’s fees	-	614,250	237,535
Accrued expenses	-	2,809,795	949,019
Total liabilities	1,695,694	387,233,710	921,493,502
Net Assets	$102,131,254	$9,527,870,563	$2,878,446,318
Net assets consist of:
Shares of beneficial interest	$251,221,907	$7,153,935,555	$2,996,715,764
Distributable earnings (loss)	(149,090,653)	2,373,935,008	(118,269,446)
Net Assets	$102,131,254	$9,527,870,563	$2,878,446,318
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,970,000	183,980,000	56,890,000
Net asset value	$51.84	$51.79	$50.60
Market price	$51.85	$51.78	$50.60
Unaffiliated investments in securities, at cost	$94,628,317	$6,549,775,309	$2,334,706,996
Affiliated investments in securities, at cost	$1,657,097	$384,179,143	$923,602,510
(a)Includes securities on loan with an aggregate value of:	$1,637,534	$374,741,927	$913,789,888
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Operations
For the year ended April 30, 2026

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)	Invesco RAFI US 1000 ETF (PRF)	Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
Investment income:
Unaffiliated dividend income	$2,134,554	$160,869,269	$30,701,724
Affiliated dividend income	2,350	380,263	225,033
Securities lending income, net	3,428	2,044,898	3,235,204
Foreign withholding tax	-	(64,507)	(35,966)
Total investment income	2,140,332	163,229,923	34,125,995
Expenses:
Advisory fees	304,721	24,239,808	7,406,712
Sub-licensing fees	-	2,773,654	846,045
Accounting & administration fees	-	522,459	183,719
Custodian & transfer agent fees	-	72,548	40,586
Trustees’ and officer’s fees	-	134,739	54,027
Recapture (Note 3)	-	184,821	412,576
Other expenses	-	355,817	210,474
Total expenses	304,721	28,283,846	9,154,139
Less: Waivers	(60)	(5,308)	(3,155)
Net expenses	304,661	28,278,538	9,150,984
Net investment income	1,835,671	134,951,385	24,975,011
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,371,274	(66,114,581)	(85,492,975)
Affiliated investment securities	609	(492,625)	(39,707)
Unaffiliated in-kind redemptions	1,496,643	935,184,259	298,021,585
Affiliated in-kind redemptions	-	69,178	696
Foreign currencies	-	-	(18)
Net realized gain	10,868,526	868,646,231	212,489,581
Change in net unrealized appreciation of:
Unaffiliated investment securities	209,584	1,454,948,721	582,000,084
Affiliated investment securities	90	3,038,517	6,958
Change in net unrealized appreciation	209,674	1,457,987,238	582,007,042
Net realized and unrealized gain	11,078,200	2,326,633,469	794,496,623
Net increase in net assets resulting from operations	$12,913,871	$2,461,584,854	$819,471,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco Bloomberg MVP Multi-factor ETF (BMVP)		Invesco RAFI US 1000 ETF (PRF)
	2026	2025	2026	2025
Operations:
Net investment income	$1,835,671	$1,836,153	$134,951,385	$135,738,008
Net realized gain	10,868,526	10,843,124	868,646,231	217,750,724
Change in net unrealized appreciation (depreciation)	209,674	(3,025,026)	1,457,987,238	213,932,894
Net increase in net assets resulting from operations	12,913,871	9,654,251	2,461,584,854	567,421,626
Distributions to Shareholders from:
Distributable earnings	(1,809,760)	(1,863,424)	(136,447,882)	(136,150,224)
Shareholder Transactions:
Proceeds from shares sold	-	39,806,806	1,587,894,857	754,167,169
Value of shares repurchased	(18,047,673)	(34,747,329)	(1,787,815,220)	(591,727,931)
Net increase (decrease) in net assets resulting from share transactions	(18,047,673)	5,059,477	(199,920,363)	162,439,238
Net increase (decrease) in net assets	(6,943,562)	12,850,304	2,125,216,609	593,710,640
Net assets:
Beginning of year	109,074,816	96,224,512	7,402,653,954	6,808,943,314
End of year	$102,131,254	$109,074,816	$9,527,870,563	$7,402,653,954
Changes in Shares Outstanding:
Shares sold	-	810,000	35,050,000	18,910,000
Shares repurchased	(370,000)	(710,000)	(39,970,000)	(14,960,000)
Shares outstanding, beginning of year	2,340,000	2,240,000	188,900,000	184,950,000
Shares outstanding, end of year	1,970,000	2,340,000	183,980,000	188,900,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
2026	2025

$24,975,011	$29,605,100
212,489,581	17,256,637
582,007,042	(19,220,135)
819,471,634	27,641,602

(24,883,976)	(34,448,579)

584,935,696	277,881,617
(659,410,762)	(374,559,487)
(74,475,066)	(96,677,870)
720,112,592	(103,484,847)

2,158,333,726	2,261,818,573
$2,878,446,318	$2,158,333,726

12,850,000	7,230,000
(14,550,000)	(9,910,000)
58,590,000	61,270,000
56,890,000	58,590,000

33

Financial Highlights
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$46.61	$42.96	$36.37	$35.13	$40.78
Net investment income(b)	0.86	0.83	0.82	0.44	0.26
Net realized and unrealized gain (loss) on investments	5.23	3.65	6.52	1.30	(5.62)
Total from investment operations	6.09	4.48	7.34	1.74	(5.36)
Distributions to shareholders from:
Net investment income	(0.86)	(0.83)	(0.75)	(0.50)	(0.29)
Net asset value at end of year	$51.84	$46.61	$42.96	$36.37	$35.13
Market price at end of year(c)	$51.85	$46.62	$42.97	$36.36	$35.10
Net Asset Value Total Return(d)	13.22%	10.44%	20.33%	5.09%	(13.20)%
Market Price Total Return(d)	13.20%	10.43%	20.38%	5.16%	(13.32)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$102,131	$109,075	$96,225	$90,565	$105,401
Ratio to average net assets of:
Expenses, after Waivers	0.29%	0.29%	0.39%	0.60%	0.60%
Expenses, prior to Waivers	0.29%	0.29%	0.40%	0.63%	0.60%
Net investment income	1.75%	1.76%	2.07%	1.25%	0.64%
Portfolio turnover rate(e)	176%	154%	256%	233%	228%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco RAFI US 1000 ETF (PRF)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$39.19	$36.82	$31.75	$32.08	$31.54
Net investment income(b)	0.73	0.74	0.65	0.64	0.58
Net realized and unrealized gain (loss) on investments	12.61	2.38	5.06	(0.33)	0.52
Total from investment operations	13.34	3.12	5.71	0.31	1.10
Distributions to shareholders from:
Net investment income	(0.74)	(0.75)	(0.64)	(0.64)	(0.56)
Net asset value at end of year	$51.79	$39.19	$36.82	$31.75	$32.08
Market price at end of year(c)	$51.78	$39.15	$36.83	$31.74	$32.06
Net Asset Value Total Return(d)	34.34%	8.46%	18.16%	1.11%	3.45%
Market Price Total Return(d)	34.47%	8.31%	18.22%	1.12%	3.41%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$9,527,871	$7,402,654	$6,808,943	$5,972,381	$5,648,975
Ratio to average net assets of:
Expenses	0.34%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.61%	1.86%	1.91%	2.05%	1.76%
Portfolio turnover rate(e)	13%	6%	10%	9%	10%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$36.84	$36.92	$32.03	$33.40	$36.14
Net investment income(b)	0.44	0.48	0.48	0.47	0.37
Net realized and unrealized gain (loss) on investments	13.76	(0.00)(c)	4.91	(1.40)	(2.73)
Total from investment operations	14.20	0.48	5.39	(0.93)	(2.36)
Distributions to shareholders from:
Net investment income	(0.44)	(0.56)	(0.50)	(0.44)	(0.38)
Net asset value at end of year	$50.60	$36.84	$36.92	$32.03	$33.40
Market price at end of year(d)	$50.60	$36.80	$36.93	$32.01	$33.40
Net Asset Value Total Return(e)	38.69%	1.16%	16.92%	(2.77)%	(6.60)%
Market Price Total Return(e)	38.85%	1.03%	17.05%	(2.83)%	(6.59)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,878,446	$2,158,334	$2,261,819	$1,928,197	$1,795,293
Ratio to average net assets of:
Expenses, after Waivers	0.36%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.36%	0.39%	0.40%	0.40%	0.40%
Net investment income	0.98%	1.19%	1.37%	1.43%	1.01%
Portfolio turnover rate(f)	35%	17%	26%	27%	28%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg MVP Multi-factor ETF (BMVP)	"Bloomberg MVP Multi-factor ETF"
Invesco RAFI US 1000 ETF (PRF)	"RAFI US 1000 ETF"
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)	"RAFI US 1500 Small-Mid ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Shares of Bloomberg MVP Multi-factor ETF and RAFI US 1000 ETF are listed and traded on the NYSE Arca, Inc., and Shares of RAFI US 1500 Small-Mid ETF are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg MVP Multi-factor ETF	Bloomberg MVP Index
RAFI US 1000 ETF	RAFITM Fundamental Select US 1000 Index
RAFI US 1500 Small-Mid ETF	RAFITM Fundamental Select US 1500 Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

36

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Bloomberg MVP Multi-factor ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF are responsible for all of their own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services,

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interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
In connection with each Fund’s securities lending arrangements with certain borrowers, each Fund may transfer securities and/or cash to a segregated custody account at its custodian (the “Collateral Account”) over which the relevant borrower is

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granted a lien. Pursuant to the related agreements governing each agreement, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure each Fund’s obligation to return the cash collateral received from the borrower at the termination of the securities loans. Such agreements are undertaken to provide the borrower with regulatory capital relief and to facilitate securities lending activity between each Fund and the borrower. Whether each Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of each Fund and the Adviser; each Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to each Fund, including each Fund’s failure to return the cash collateral to the borrower.
As of April 30, 2026, securities and/or cash with an approximate fair value of $11,952,352 and $50,068,369 were held in Collateral Accounts for Invesco RAFI US 1000 ETF and Invesco RAFI US 1500 Small-Mid ETF, respectively. Each Fund beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Bloomberg MVP Multi-factor ETF	$325
RAFI US 1000 ETF	176,211
RAFI US 1500 Small-Mid ETF	279,881

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This

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risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

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Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Bloomberg MVP Multi-factor ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary, and at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Bloomberg MVP Multi-factor ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.29% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Pursuant to another Investment Advisory Agreement, each of RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of RAFI US 1000 ETF and the RAFI US 1500 Small-Mid ETF, pursuant to which the Adviser has agreed to waive

42

fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2028. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF.
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Bloomberg MVP Multi-factor ETF	$60
RAFI US 1000 ETF	5,308
RAFI US 1500 Small-Mid ETF	3,155
For RAFI US 1000 ETF and RAFI US 1500 Small-Mid ETF, the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of April 30, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg MVP Multi-factor ETF	Bloomberg Index Services Limited
RAFI US 1000 ETF	RAFI Indices, LLC
RAFI US 1500 Small-Mid ETF	RAFI Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg MVP Multi-factor ETF	$20,860
RAFI US 1000 ETF	110,822
RAFI US 1500 Small-Mid ETF	388,370
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

43

prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$102,085,799	$-	$-	$102,085,799
Money Market Funds	-	1,657,028	-	1,657,028
Total Investments	$102,085,799	$1,657,028	$-	$103,742,827
RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,524,056,797	$-	$0	$9,524,056,797
Money Market Funds	2,990,078	378,001,011	-	380,991,089
Total Investments	$9,527,046,875	$378,001,011	$0	$9,905,047,886
RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,876,463,797	$-	$163,246	$2,876,627,043
Money Market Funds	3,258,388	919,260,580	-	922,518,968
Total Investments	$2,879,722,185	$919,260,580	$163,246	$3,799,146,011
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
Bloomberg MVP Multi-factor ETF	$1,809,760	$1,863,424
RAFI US 1000 ETF	136,447,882	136,150,224
RAFI US 1500 Small-Mid ETF	24,883,976	34,448,579

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Bloomberg MVP Multi-factor ETF	$117,651	$-	$7,448,506	$(156,656,810)	$251,221,907	$102,131,254
RAFI US 1000 ETF	4,653,447	(608,498)	2,803,016,721	(433,126,662)	7,153,935,555	9,527,870,563
RAFI US 1500 Small-Mid ETF	168,102	(235,429)	452,710,500	(570,912,619)	2,996,715,764	2,878,446,318

44

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg MVP Multi-factor ETF	$156,656,810	$-	$156,656,810
RAFI US 1000 ETF	25,064,833	408,061,829	433,126,662
RAFI US 1500 Small-Mid ETF	68,598,756	502,313,863	570,912,619

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg MVP Multi-factor ETF	$184,860,530	$184,828,740
RAFI US 1000 ETF	1,116,438,369	1,167,257,404
RAFI US 1500 Small-Mid ETF	887,038,733	894,451,185
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg MVP Multi-factor ETF	$-	$17,958,260
RAFI US 1000 ETF	1,560,466,095	1,704,289,465
RAFI US 1500 Small-Mid ETF	580,401,651	641,085,072
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Bloomberg MVP Multi-factor ETF	$8,898,703	$(1,450,197)	$7,448,506	$96,294,321
RAFI US 1000 ETF	3,238,950,572	(435,933,851)	2,803,016,721	7,102,031,165
RAFI US 1500 Small-Mid ETF	814,315,877	(361,605,377)	452,710,500	3,346,435,511
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg MVP Multi-factor ETF	$-	$(1,486,138)	$1,486,138
RAFI US 1000 ETF	26,003	(905,010,732)	904,984,729
RAFI US 1500 Small-Mid ETF	1,516,054	(277,895,607)	276,379,553
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg MVP Multi-factor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

45

Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Bloomberg MVP Multi-factor ETF, Invesco RAFI US 1000 ETF and Invesco RAFI US 1500 Small-Mid ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Bloomberg MVP Multi-factor ETF, Invesco RAFI US 1000 ETF and Invesco RAFI US 1500 Small-Mid ETF (three of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

47

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Bloomberg MVP Multi-factor ETF	0%	100%	98%	0%	0%
Invesco RAFI US 1000 ETF	0%	100%	100%	0%	0%
Invesco RAFI US 1500 Small-Mid ETF	9%	91%	85%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

48

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

49

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

50

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

51

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

52

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded

53

Approval of Investment Advisory Contracts—(continued)
that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.29%

54

Approval of Investment Advisory Contracts—(continued)
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.40%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.50%
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), at least until August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%

55

Approval of Investment Advisory Contracts—(continued)
Fund	Expense Cap
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.39%
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.50%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.60%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds, except for Invesco WilderHill Clean Energy ETF, were lower than the median net advisory fees of their open-end actively-managed peer funds and that the contractual advisory fee for Invesco WilderHill Clean Energy ETF was equal to the median net advisory fee of its open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X

56

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF	X		X

57

Approval of Investment Advisory Contracts—(continued)
*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X

58

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s, Invesco Dorsey Wright Financial Momentum ETF’s, Invesco Large Cap Value ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF and Invesco S&P 500® Quality ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

59

Approval of Investment Advisory Contracts—(continued)
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

60

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

61

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-BM-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
PKW	Invesco BuyBack AchieversTM ETF
PFM	Invesco Dividend AchieversTM ETF
DJD	Invesco Dow Jones Industrial Average Dividend ETF
PGF	Invesco Financial Preferred ETF
PEY	Invesco High Yield Equity Dividend AchieversTM ETF
PID	Invesco International Dividend AchieversTM ETF

2

Invesco BuyBack AchieversTM ETF (PKW)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-4.38%
CarGurus, Inc.(b)(c)	58,916	$2,148,077
Cars.com, Inc.(b)(c)	30,876	339,327
Charter Communications, Inc., Class A(b)(c)	86,503	14,287,700
DoubleVerify Holdings, Inc.(b)(c)	107,007	1,179,217
Electronic Arts, Inc.	174,898	35,394,108
IAC, Inc.(b)(c)	49,703	2,214,766
Ibotta, Inc., Class A(b)(c)	11,170	393,184
Iridium Communications, Inc.(c)	68,329	2,669,614
Liberty Global Ltd., Class A (Belgium)(b)(c)	147,105	1,703,476
Match Group, Inc.	182,637	6,834,277
Scholastic Corp.	12,214	492,957
Travelzoo(b)(c)	6,908	67,629
TripAdvisor, Inc.(b)(c)	82,398	917,090
Yelp, Inc.(b)(c)	41,026	1,132,318
Ziff Davis, Inc.(b)(c)	24,271	1,110,641
ZipRecruiter, Inc., Class A(b)(c)	47,155	137,693
ZoomInfo Technologies, Inc., Class A(b)	196,892	1,230,575
		72,252,649
Consumer Discretionary-17.73%
Abercrombie & Fitch Co., Class A(b)	33,548	2,863,322
Adient PLC(b)	59,243	1,247,065
ADT, Inc.	446,979	3,365,752
American Eagle Outfitters, Inc.(c)	110,103	1,917,994
AutoNation, Inc.(b)	21,032	4,466,776
BARK, Inc.(b)(c)	6,205	58,575
Bath & Body Works, Inc.	138,644	2,695,239
BJ’s Restaurants, Inc.(b)(c)	14,612	561,101
Boyd Gaming Corp.	43,257	3,761,196
Century Communities, Inc.	16,951	949,595
Columbia Sportswear Co.(c)	22,052	1,343,408
Crocs, Inc.(b)(c)	33,665	3,433,157
D.R. Horton, Inc.	171,960	26,457,766
Dana, Inc.	70,274	2,561,487
Dave & Buster’s Entertainment, Inc.(b)(c)	17,960	202,409
Dine Brands Global, Inc.(c)	9,693	269,272
Dutch Bros, Inc., Class A(b)(c)	104,609	6,016,064
eBay, Inc.	351,701	36,394,019
Etsy, Inc.(b)(c)	70,951	4,564,987
Garrett Motion, Inc. (Switzerland)	172,780	4,424,896
General Motors Co.	718,312	55,231,010
H&R Block, Inc.	84,950	2,695,464
Harley-Davidson, Inc.(c)	72,817	1,739,598
Hilton Grand Vacations, Inc.(b)(c)	38,120	1,790,496
KB Home	42,375	2,245,451
Las Vegas Sands Corp.	231,577	12,646,420
Lennar Corp., Class B(c)	8,936	789,764
Lithia Motors, Inc., Class A(c)	18,068	5,241,888
Lovesac Co. (The)(b)(c)	10,355	163,713
Mattel, Inc.(b)	162,019	2,443,247
MGM Resorts International(b)	159,212	6,199,715
Murphy USA, Inc.(c)	13,461	7,915,068
NVR, Inc.(b)	2,154	13,604,384
Oxford Industries, Inc.(c)	9,264	396,870
PENN Entertainment, Inc.(b)(c)	101,005	1,763,547
Phinia, Inc.	26,861	1,938,021
	Shares	Value
Consumer Discretionary-(continued)
Signet Jewelers Ltd.(c)	24,550	$2,185,687
Sturm, Ruger & Co., Inc.(c)	11,754	509,889
Tapestry, Inc.	157,006	22,772,150
Taylor Morrison Home Corp., Class A(b)	71,938	4,369,514
Toll Brothers, Inc.	68,909	9,794,725
Travel + Leisure Co.	45,401	2,935,629
Tri Pointe Homes, Inc.(b)	55,424	2,598,831
Viking Holdings Ltd.(b)	158,319	12,967,909
Wendy’s Co. (The)(c)	134,863	938,646
Wynn Resorts Ltd.(c)	59,765	6,401,429
YETI Holdings, Inc.(b)(c)	55,075	2,173,260
Zumiez, Inc.(b)(c)	11,372	279,410
		292,285,815
Consumer Staples-3.29%
Adecoagro S.A. (Brazil)(c)	35,213	496,151
BellRing Brands, Inc.(b)	90,940	1,618,732
Boston Beer Co., Inc. (The), Class A(b)(c)	6,417	1,521,086
Central Garden & Pet Co., Class A(b)	36,606	1,228,497
Dollar Tree, Inc.(b)	143,555	13,940,626
Energizer Holdings, Inc.(c)	31,465	616,085
John B. Sanfilippo & Son, Inc.	4,873	398,563
Kroger Co. (The)	428,119	29,142,060
Nature’s Sunshine Products, Inc.(b)(c)	15,924	432,496
Post Holdings, Inc.(b)(c)	27,548	2,885,653
Spectrum Brands Holdings, Inc.(c)	15,992	1,320,939
Weis Markets, Inc.(c)	10,186	714,853
		54,315,741
Energy-5.47%
California Resources Corp.	53,521	3,653,343
Chord Energy Corp.	36,360	5,294,016
CNX Resources Corp.(b)(c)	108,750	4,231,462
Delek US Holdings, Inc.	46,953	2,187,540
Forum Energy Technologies, Inc.(b)	9,002	565,956
Marathon Petroleum Corp.	231,195	57,403,407
NOV, Inc.(c)	248,430	5,082,878
Oil States International, Inc.(b)	48,412	555,770
Par Pacific Holdings, Inc.(b)	35,995	2,363,792
Scorpio Tankers, Inc. (Monaco)	46,087	3,748,256
Talos Energy, Inc.(b)(c)	95,186	1,515,361
Teekay Corp. Ltd. (Bermuda)	52,340	699,262
Tidewater, Inc.(b)(c)	32,747	2,925,289
		90,226,332
Financials-31.55%
Affiliated Managers Group, Inc.	19,416	5,721,313
Aflac, Inc.	389,647	44,291,174
AllianceBernstein Holding L.P.	88,351	3,525,205
American International Group, Inc.	421,225	31,507,630
Assured Guaranty Ltd.	32,212	2,638,163
AXIS Capital Holdings Ltd.	63,731	6,399,230
Banc of California, Inc.	107,474	2,012,988
Bancorp, Inc. (The)(b)	26,661	1,595,128
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	36,333	2,014,665
Bread Financial Holdings, Inc.(c)	29,307	2,484,647
Cannae Holdings, Inc.(c)	29,715	401,450
Citigroup, Inc.	689,479	88,239,522
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
April 30, 2026
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	67,299	$2,991,440
Corebridge Financial, Inc.	228,116	6,282,315
Credit Acceptance Corp.(b)(c)	5,865	2,961,297
Donnelley Financial Solutions, Inc.(b)(c)	19,377	974,663
Employers Holdings, Inc.	13,243	557,795
Enact Holdings, Inc.	27,033	1,155,120
Enova International, Inc.(b)(c)	18,437	3,123,412
Equitable Holdings, Inc.(c)	182,511	7,701,964
Essent Group Ltd.	59,402	3,595,009
Euronet Worldwide, Inc.(b)(c)	28,994	2,098,586
Federated Hermes, Inc., Class B	56,727	3,295,271
Fidelis Insurance Holdings Ltd. (United Kingdom)	28,097	593,690
Finance of America Cos., Inc., Class A(b)(c)	3,193	63,062
First Citizens BancShares, Inc., Class A(c)	8,189	16,245,502
First Horizon Corp.	361,241	9,016,575
Fiserv, Inc.(b)	450,545	28,226,644
Genworth Financial, Inc., Class A(b)	254,464	2,236,739
Granite Point Mortgage Trust, Inc.	43,438	65,157
Hilltop Holdings, Inc.	31,304	1,179,222
Jackson Financial, Inc., Class A	48,722	5,640,546
Kemper Corp.	46,157	1,555,029
KKR Real Estate Finance Trust, Inc.(c)	40,614	248,964
Loews Corp.	149,925	16,883,054
M&T Bank Corp.	105,560	23,078,583
Marqeta, Inc., Class A(b)(c)	237,868	1,032,347
Metropolitan Bank Holding Corp.	10,357	915,041
MGIC Investment Corp.	158,564	4,198,775
Navient Corp.(c)	45,519	420,596
NB Bancorp, Inc.	35,457	696,021
Nuveen Churchill Direct Lending Corp.(c)	43,499	636,390
Pathward Financial, Inc.(c)	13,960	1,212,286
PayPal Holdings, Inc.	793,280	39,775,059
Popular, Inc.	49,775	7,482,676
Preferred Bank(c)	8,057	763,240
Radian Group, Inc.	97,848	3,505,894
RBB Bancorp	14,542	350,753
RenaissanceRe Holdings Ltd. (Bermuda)	28,507	8,750,794
Repay Holdings Corp., Class A(b)(c)	58,377	221,249
Sierra Bancorp	10,857	391,721
SiriusPoint Ltd.(b)	64,962	1,520,760
Synchrony Financial	232,946	17,750,485
Unum Group	111,309	8,947,017
Wells Fargo & Co.	982,211	80,767,210
Westamerica Bancorporation	15,284	837,869
Western Union Co. (The)(c)	237,075	2,155,012
WEX, Inc.(b)(c)	25,546	3,840,330
World Acceptance Corp.(b)(c)	3,450	507,702
WSFS Financial Corp.	37,863	2,725,000
		520,004,981
Health Care-10.07%
4D Molecular Therapeutics, Inc.(b)(c)	30,303	268,788
AnaptysBio, Inc.(b)(c)	24,495	1,610,056
Atea Pharmaceuticals, Inc.(b)(c)	44,240	243,763
Chemed Corp.	10,806	4,592,334
DaVita, Inc.(b)(c)	31,337	4,861,622
Definitive Healthcare Corp.(b)	35,007	33,365
Exelixis, Inc.(b)	198,911	8,843,583
	Shares	Value
Health Care-(continued)
GoodRx Holdings, Inc., Class A(b)(c)	84,224	$198,769
Haemonetics Corp.(b)	35,147	2,111,983
Halozyme Therapeutics, Inc.(b)	91,874	5,848,699
HCA Healthcare, Inc.	134,845	58,583,410
Healthcare Triangle, Inc.(b)	1,355	3,076
Henry Schein, Inc.(b)	76,870	5,733,733
IQVIA Holdings, Inc.(b)	134,848	21,355,878
Medpace Holdings, Inc.(b)	18,476	7,735,162
Molina Healthcare, Inc.(b)	37,902	7,376,487
Option Care Health, Inc.(b)(c)	116,828	2,375,113
Revvity, Inc.(c)	51,378	4,450,362
Roivant Sciences Ltd.(b)	445,377	12,706,606
Tactile Systems Technology, Inc.(b)(c)	16,335	376,032
Tenet Healthcare Corp.(b)	54,117	9,585,203
Universal Health Services, Inc., Class B	42,265	7,111,932
		166,005,956
Industrials-14.92%
AerCap Holdings N.V. (Ireland)	150,178	21,356,813
AerSale Corp.(b)	37,539	252,262
Alaska Air Group, Inc.(b)(c)	83,530	3,266,858
Albany International Corp., Class A	20,320	1,179,373
BlueLinx Holdings, Inc.(b)(c)	6,176	327,081
Carlisle Cos., Inc.	31,700	11,261,742
Carrier Global Corp.	551,878	37,069,645
Clarivate PLC(b)(c)	300,560	862,607
Custom Truck One Source, Inc.(b)(c)	67,259	662,501
Danaos Corp. (Greece)	8,365	1,007,230
Energy Recovery, Inc.(b)	42,990	475,899
EnerSys	27,166	5,793,421
Fluor Corp.(b)	104,124	5,555,015
Fortive Corp.	224,000	13,392,960
Fortune Brands Innovations, Inc.(c)	92,936	3,767,626
FTI Consulting, Inc.(b)	18,738	3,359,723
FuelCell Energy, Inc.(b)	50,719	659,347
IBEX Holdings Ltd.(b)	11,166	309,857
J.B. Hunt Transport Services, Inc.	64,306	16,174,888
Johnson Controls International PLC	521,520	76,157,566
Matson, Inc.	21,259	3,708,207
Maximus, Inc.(c)	34,990	2,296,044
Middleby Corp. (The)(b)	32,071	4,501,486
Pitney Bowes, Inc.(c)	100,317	1,550,901
Science Applications International Corp.	33,255	3,218,086
Southwest Airlines Co.	366,713	13,905,757
TaskUS, Inc., Class A (Philippines)(c)	17,347	112,409
Textron, Inc.	136,676	13,115,429
Titan International, Inc.(b)(c)	39,842	303,596
Wabash National Corp.(c)	33,282	289,221
		245,893,550
Information Technology-8.39%
Adeia, Inc.(c)	78,429	2,497,964
Adobe, Inc.(b)	321,186	79,043,874
Avnet, Inc.(c)	61,915	5,108,607
Blackbaud, Inc.(b)(c)	21,548	800,939
Clear Secure, Inc., Class A	65,361	3,489,624
Dropbox, Inc., Class A(b)(c)	99,944	2,427,640
eGain Corp.(b)(c)	16,255	122,888
Freshworks, Inc., Class A(b)	169,314	1,381,602
Gartner, Inc.(b)(c)	49,911	7,411,284
Jabil, Inc.	75,820	25,588,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
April 30, 2026
	Shares	Value
Information Technology-(continued)
Photronics, Inc.(b)(c)	42,904	$2,122,890
ScanSource, Inc.(b)	14,807	608,864
Skyworks Solutions, Inc.	109,436	7,679,124
XTI Aerospace, Inc.(b)(c)	33,038	63,102
		138,346,894
Materials-1.75%
Ascent Industries Co.(b)	7,225	105,268
Ashland, Inc.	35,926	1,913,419
Ball Corp.	193,654	11,828,386
CF Industries Holdings, Inc.	120,597	14,978,148
		28,825,221
Real Estate-0.20%
Farmland Partners, Inc.	31,745	341,259
JBG SMITH Properties(c)	38,979	584,685
Sunstone Hotel Investors, Inc.	135,809	1,333,644
Xenia Hotels & Resorts, Inc.	61,758	1,004,803
		3,264,391
Utilities-2.28%
NRG Energy, Inc.	156,113	24,288,060
Talen Energy Corp.(b)	35,637	13,271,932
		37,559,992
Total Common Stocks & Other Equity Interests (Cost $1,511,209,902)		1,648,981,522
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $126,780)	126,780	$126,780
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,511,336,682)		1,649,108,302
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.88%
Invesco Private Government Fund, 3.63%(d)(e)(f)	40,717,607	40,717,607
Invesco Private Prime Fund, 3.78%(d)(e)(f)	105,703,582	105,714,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $146,433,795)		146,431,759
TOTAL INVESTMENTS IN SECURITIES-108.92% (Cost $1,657,770,477)		1,795,540,061
OTHER ASSETS LESS LIABILITIES-(8.92)%		(147,104,588)
NET ASSETS-100.00%		$1,648,435,473

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,335,636	$28,758,000	$(29,966,856)	$-	$-	$126,780	$53,540
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,425,128	321,010,410	(294,717,931)	-	-	40,717,607	857,958 *
Invesco Private Prime Fund	38,420,365	687,718,790	(620,406,697)	166	(18,472)	105,714,152	2,301,179 *
Total	$54,181,129	$1,037,487,200	$(945,091,484)	$166	$(18,472)	$146,558,539	$3,212,677

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dividend AchieversTM ETF (PFM)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.12%
Comcast Corp., Class A	100,085	$2,706,298
John Wiley & Sons, Inc., Class A(b)	1,219	49,894
Nexstar Media Group, Inc., Class A	842	175,254
Verizon Communications, Inc.	117,637	5,650,105
		8,581,551
Consumer Discretionary-3.80%
Best Buy Co., Inc.	5,839	353,201
Brunswick Corp.	1,809	143,725
Churchill Downs, Inc.	1,944	196,325
D.R. Horton, Inc.	8,080	1,243,189
Dick’s Sporting Goods, Inc.(b)	1,852	420,256
Dillard’s, Inc., Class A(b)	325	184,996
Domino’s Pizza, Inc.	937	318,037
Genuine Parts Co.	3,874	415,409
H&R Block, Inc.	3,533	112,102
Haverty Furniture Cos., Inc.(b)	418	9,254
Home Depot, Inc. (The)	27,765	9,129,132
Lithia Motors, Inc., Class A	654	189,738
Lowe’s Cos., Inc.	15,646	3,736,108
Matthews International Corp., Class A	864	24,659
McDonald’s Corp.	19,814	5,817,192
NIKE, Inc., Class B	33,231	1,474,127
Polaris, Inc.	1,580	104,707
Pool Corp.	1,023	218,226
Service Corp. International(b)	3,877	314,153
Shoe Carnival, Inc.(b)	759	14,057
Starbucks Corp.	31,778	3,347,177
Thor Industries, Inc.(b)	1,472	116,347
Tractor Supply Co.	14,669	514,882
Williams-Sonoma, Inc.	3,329	603,248
		29,000,247
Consumer Staples-12.07%
Altria Group, Inc.	46,631	3,387,742
Andersons, Inc. (The)	941	73,906
Archer-Daniels-Midland Co.	13,412	999,730
Brown-Forman Corp., Class B(b)	8,207	211,494
Casey’s General Stores, Inc.	1,033	849,281
Church & Dwight Co., Inc.	6,593	639,917
Clorox Co. (The)	3,371	325,099
Coca-Cola Co. (The)	119,952	9,447,420
Colgate-Palmolive Co.	22,356	1,908,308
Constellation Brands, Inc., Class A	4,834	756,908
Costco Wholesale Corp.	12,380	12,559,881
Flowers Foods, Inc.(b)	5,896	53,418
Hormel Foods Corp.	15,332	329,178
Ingredion, Inc.(b)	1,755	196,104
J&J Snack Foods Corp.	532	46,954
J.M. Smucker Co. (The)	2,972	291,345
Kimberly-Clark Corp.	9,257	911,166
Kroger Co. (The)	17,652	1,201,572
Marzetti Co. (The)	760	99,013
McCormick & Co., Inc.	7,066	359,235
Mondelez International, Inc., Class A	35,753	2,196,664
Oil-Dri Corp.of America	289	21,083
PepsiCo, Inc.	38,118	6,041,322
Philip Morris International, Inc. (Switzerland)	43,417	7,166,844
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	64,819	$9,534,227
Sysco Corp.	13,348	997,229
Target Corp.	12,629	1,638,613
Tootsie Roll Industries, Inc.(b)	1,164	49,144
Tyson Foods, Inc., Class A	7,856	503,334
Universal Corp.	697	37,345
Walmart, Inc.	222,374	29,337,802
WD-40 Co.	377	79,155
		92,250,433
Energy-4.65%
Chevron Corp.	55,655	10,758,668
Delek Logistics Partners L.P.	1,491	79,217
Enterprise Products Partners L.P.	60,294	2,333,378
Exxon Mobil Corp.	116,217	17,935,770
MPLX L.P.	28,315	1,593,285
Phillips 66	11,177	2,002,359
Texas Pacific Land Corp.	1,923	853,177
		35,555,854
Financials-18.49%
1st Source Corp.	681	50,074
Aflac, Inc.	14,403	1,637,189
Alerus Financial Corp.	707	19,047
Allstate Corp. (The)	7,239	1,572,745
American Financial Group, Inc.	2,318	308,920
Ameriprise Financial, Inc.	2,543	1,207,391
AMERISAFE, Inc.	526	15,938
Arrow Financial Corp.(b)	460	16,951
Arthur J. Gallagher & Co.	7,171	1,480,094
Associated Banc-Corp	4,626	130,268
Assurant, Inc.	1,384	326,998
Assured Guaranty Ltd.	1,251	102,457
Atlantic Union Bankshares Corp., Class B(b)	3,970	149,470
BancFirst Corp.(b)	932	104,020
Bank First Corp.(b)	313	45,482
Bank of America Corp.	200,166	10,700,874
Bank of New York Mellon Corp. (The)	19,158	2,574,260
Bank OZK(b)	3,118	150,163
Bar Harbor Bankshares	467	15,995
BlackRock, Inc.	4,338	4,622,573
BOK Financial Corp.(b)	1,692	226,373
Brown & Brown, Inc.	9,483	570,402
Capital City Bank Group, Inc.	480	22,162
Cass Information Systems, Inc.(b)	366	17,308
Cboe Global Markets, Inc.	2,917	875,362
Chubb Ltd.	10,881	3,558,087
Cincinnati Financial Corp.	4,336	709,370
City Holding Co.	401	49,307
Civista Bancshares, Inc.	580	14,425
CME Group, Inc., Class A	10,003	2,879,063
CNO Financial Group, Inc.	2,626	116,726
Cohen & Steers, Inc.	1,432	100,655
Commerce Bancshares, Inc.	4,092	212,907
Community Financial System, Inc.(b)	1,469	93,076
Community Trust Bancorp, Inc.	508	32,984
Cullen/Frost Bankers, Inc.(b)	1,762	255,367
Donegal Group, Inc., Class A	862	14,499
Enterprise Financial Services Corp.	1,023	59,150
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2026
	Shares	Value
Financials-(continued)
Erie Indemnity Co., Class A	1,286	$281,544
Evercore, Inc., Class A	1,102	354,062
FactSet Research Systems, Inc.	1,031	234,635
Federal Agricultural Mortgage Corp., Class C(b)	261	45,362
Fidelity National Financial, Inc.	7,557	395,231
Fifth Third Bancorp	25,152	1,276,715
First American Financial Corp.(b)	2,839	199,099
First Business Financial Services, Inc.	233	13,095
First Community Bankshares, Inc.(b)	542	23,100
First Financial Bankshares, Inc.	3,989	128,725
First Financial Corp.	331	21,737
First Merchants Corp.	1,768	71,498
Franklin Resources, Inc.	14,513	434,955
German American Bancorp, Inc.	1,043	44,922
Globe Life, Inc.	2,188	337,608
Goldman Sachs Group, Inc. (The)	8,277	7,646,044
Hanover Insurance Group, Inc. (The)	977	183,373
Hartford Insurance Group, Inc. (The)	7,690	1,052,069
Heritage Financial Corp.	1,144	31,483
Home Bancorp, Inc.	219	13,620
Home BancShares, Inc.	5,478	147,194
Horace Mann Educators Corp.	1,125	51,120
Houlihan Lokey, Inc.	1,517	234,756
Independent Bank Corp.	1,364	106,378
Independent Bank Corp.	579	19,229
Intercontinental Exchange, Inc.	15,840	2,504,146
International Bancshares Corp.(b)	1,734	124,397
Jack Henry & Associates, Inc.	2,013	309,499
JPMorgan Chase & Co.	75,224	23,562,413
Lakeland Financial Corp.	707	42,788
Main Street Capital Corp.(b)	2,509	140,103
MarketAxess Holdings, Inc.(b)	985	154,832
Marsh & McLennan Cos., Inc.	13,502	2,264,420
Mastercard, Inc., Class A	24,691	12,417,598
Mercantile Bank Corp.	483	24,783
MetLife, Inc.	18,186	1,456,699
Moody’s Corp.	4,946	2,284,310
Morgan Stanley	44,288	8,440,850
Morningstar, Inc.	1,101	185,750
MSCI, Inc.	2,050	1,212,390
Nasdaq, Inc.	15,855	1,457,233
National Bank Holdings Corp., Class A	1,253	53,503
NBT Bancorp, Inc.	1,454	63,525
Nelnet, Inc., Class A	707	100,182
Northrim BanCorp, Inc.	618	15,160
Old Republic International Corp.(b)	6,846	273,498
Orrstown Financial Services, Inc.	546	20,060
Peoples Bancorp, Inc.	998	34,331
PNC Financial Services Group, Inc. (The)	11,250	2,508,750
Primerica, Inc.	879	247,236
Principal Financial Group, Inc.	6,044	609,900
Prosperity Bancshares, Inc.(b)	2,830	197,109
Prudential Financial, Inc.	9,696	951,275
Raymond James Financial, Inc.	5,491	869,335
Regions Financial Corp.	24,062	686,970
Reinsurance Group of America, Inc.	1,828	386,549
RenaissanceRe Holdings Ltd. (Bermuda)	1,210	371,434
Republic Bancorp, Inc., Class A(b)	486	36,805
RLI Corp.(b)	2,560	132,531
S&P Global, Inc.	8,334	3,593,871
	Shares	Value
Financials-(continued)
S&T Bancorp, Inc.	1,016	$44,836
SEI Investments Co.	3,409	309,128
Selective Insurance Group, Inc.	1,675	140,616
ServisFirst Bancshares, Inc.	1,523	121,261
Simmons First National Corp., Class A	4,035	85,784
Southern Missouri Bancorp, Inc.(b)	311	21,223
SouthState Bank Corp.	2,732	266,834
State Street Corp.	7,770	1,187,567
Stock Yards Bancorp, Inc.	818	59,166
T. Rowe Price Group, Inc.(b)	6,078	625,305
Tompkins Financial Corp.	403	33,961
Towne Bank	2,557	90,927
Travelers Cos., Inc. (The)	6,032	1,840,604
TriCo Bancshares(b)	903	45,394
U.S. Bancorp	43,334	2,455,304
UMB Financial Corp.(b)	2,120	267,480
United Bankshares, Inc.	3,883	170,114
United Community Banks, Inc.	3,335	111,156
Unity Bancorp, Inc.	281	14,691
Unum Group	4,564	366,854
Visa, Inc., Class A	46,888	15,465,538
W.R. Berkley Corp.	10,438	697,572
WaFd, Inc.(b)	2,117	74,942
WesBanco, Inc.	2,675	91,966
Westamerica Bancorporation	681	37,332
Wintrust Financial Corp.	1,876	282,469
Zions Bancorporation N.A.	4,120	261,290
		141,289,235
Health Care-14.89%
Abbott Laboratories	48,467	4,400,319
AbbVie, Inc.	49,316	10,421,457
Agilent Technologies, Inc.	7,888	911,458
Amgen, Inc.	15,035	5,205,869
Becton, Dickinson and Co.	7,941	1,183,527
Bristol-Myers Squibb Co.	56,800	3,441,512
Cardinal Health, Inc.	6,563	1,265,871
Cencora, Inc.	5,425	1,670,954
Chemed Corp.	385	163,617
Danaher Corp.	19,723	3,529,431
Elevance Health, Inc.	6,156	2,317,242
Eli Lilly and Co.	26,311	24,590,261
Ensign Group, Inc. (The)	1,620	302,438
Gilead Sciences, Inc.	34,624	4,530,204
Johnson & Johnson	67,214	15,449,138
LeMaitre Vascular, Inc.(b)	637	69,911
McKesson Corp.	3,416	2,784,723
Medtronic PLC	35,810	2,899,536
Merck & Co., Inc.	68,958	7,528,834
National HealthCare Corp.(b)	435	75,381
Perrigo Co. PLC	3,833	45,383
Pfizer, Inc.	158,598	4,234,567
Quest Diagnostics, Inc.	3,062	594,640
ResMed, Inc.	4,063	868,710
STERIS PLC	2,732	592,516
Stryker Corp.	10,673	3,363,383
UnitedHealth Group, Inc.	25,265	9,360,177
West Pharmaceutical Services, Inc.	2,009	597,858
Zoetis, Inc.	11,774	1,353,657
		113,752,574
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2026
	Shares	Value
Industrials-11.55%
A.O. Smith Corp.	3,134	$193,807
ABM Industries, Inc.	1,641	66,953
Advanced Drainage Systems, Inc.	2,167	323,425
Alamo Group, Inc.(b)	339	58,796
Allegion PLC	2,398	329,677
Apogee Enterprises, Inc.	602	21,913
Applied Industrial Technologies, Inc.	1,037	317,063
Automatic Data Processing, Inc.	11,230	2,380,086
Booz Allen Hamilton Holding Corp.	3,363	261,540
Brady Corp., Class A	1,216	99,493
Broadridge Financial Solutions, Inc.	3,255	501,205
BWX Technologies, Inc.	2,546	550,929
C.H. Robinson Worldwide, Inc.	3,307	601,246
Carlisle Cos., Inc.	1,137	403,931
Caterpillar, Inc.	12,978	11,551,848
Cintas Corp.	11,153	1,948,541
Comfort Systems USA, Inc.	980	1,803,445
CSX Corp.	51,865	2,356,227
Cummins, Inc.	3,853	2,585,401
Donaldson Co., Inc.	3,229	284,701
Dover Corp.	3,761	851,528
Eaton Corp. PLC	10,818	4,684,302
Emerson Electric Co.	15,675	2,201,397
Enpro, Inc.	595	173,472
Expeditors International of Washington, Inc.	3,717	549,707
Exponent, Inc.	1,372	91,773
Fastenal Co.	32,028	1,439,018
Franklin Electric Co., Inc.	1,230	123,234
GATX Corp.(b)	987	193,373
General Dynamics Corp.	7,542	2,596,711
Gorman-Rupp Co. (The)	729	55,214
Graco, Inc.	4,609	369,964
Griffon Corp.	1,297	118,247
HEICO Corp.	1,537	414,867
HNI Corp.(b)	1,981	72,386
Honeywell International, Inc.	17,729	3,799,857
Hubbell, Inc.	1,483	753,616
Huntington Ingalls Industries, Inc.	1,094	398,533
Hyster-Yale, Inc.	400	15,788
IDEX Corp.	2,074	451,821
Illinois Tool Works, Inc.	8,038	2,073,884
Insperity, Inc.	1,049	37,313
ITT, Inc.(b)	2,394	513,130
J.B. Hunt Transport Services, Inc.	2,635	662,781
Kadant, Inc.(b)	329	96,440
L3Harris Technologies, Inc.	5,209	1,669,745
Landstar System, Inc.	946	174,130
Lennox International, Inc.	970	518,843
Lincoln Electric Holdings, Inc.	1,527	404,655
Lindsay Corp.	292	32,695
Lockheed Martin Corp.	6,416	3,323,295
Masco Corp.	5,673	407,435
Matson, Inc.	845	147,393
McGrath RentCorp	689	76,169
MSA Safety, Inc.(b)	1,078	179,368
Mueller Water Products, Inc., Class A	4,358	121,545
Nordson Corp.	1,555	448,540
Northrop Grumman Corp.	3,958	2,293,582
Oshkosh Corp.(b)	1,744	272,587
Owens Corning	2,237	275,912
	Shares	Value
Industrials-(continued)
Paychex, Inc.	10,003	$926,578
Republic Services, Inc.	8,613	1,802,012
Robert Half, Inc.(b)	2,818	74,987
Rockwell Automation, Inc.	3,132	1,280,706
RTX Corp.	37,439	6,591,885
Ryder System, Inc.	1,097	278,386
Simpson Manufacturing Co., Inc.(b)	1,152	219,721
Snap-on, Inc.	1,446	554,396
Standex International Corp.	339	92,547
Stanley Black & Decker, Inc.	4,321	337,729
Tennant Co.(b)	499	41,437
Tetra Tech, Inc.	7,268	234,902
Timken Co. (The)	1,940	215,127
Toro Co. (The)	2,715	258,387
Trane Technologies PLC	6,174	3,040,942
Trinity Industries, Inc.	2,221	72,427
UFP Industries, Inc.	1,577	141,126
Union Pacific Corp.	16,550	4,459,894
United Parcel Service, Inc., Class B	20,746	2,257,165
W.W. Grainger, Inc.	1,321	1,534,143
Waste Management, Inc.	11,249	2,615,955
Watsco, Inc.	974	426,456
Watts Water Technologies, Inc., Class A	764	229,322
Xylem, Inc.	6,781	801,243
		88,211,950
Information Technology-24.16%
Accenture PLC, Class A	17,162	3,067,021
Amphenol Corp., Class A	34,285	5,049,152
Analog Devices, Inc.	13,616	5,477,172
Apple, Inc.	115,179	31,253,822
Avnet, Inc.(b)	2,278	187,958
Badger Meter, Inc.(b)	810	97,937
Broadcom, Inc.	95,223	39,748,937
CDW Corp.	3,591	491,644
Cisco Systems, Inc.	110,167	10,080,280
Cognex Corp.	4,619	256,401
Dolby Laboratories, Inc., Class A(b)	1,697	108,846
HP, Inc.	25,484	531,596
International Business Machines Corp.	26,162	6,042,899
Intuit, Inc.	7,714	2,996,889
KLA Corp.	3,655	6,397,529
Lam Research Corp.	34,829	8,981,006
Littelfuse, Inc.	703	284,131
Microchip Technology, Inc.	15,092	1,402,198
Microsoft Corp.	77,476	31,593,163
Motorola Solutions, Inc.	4,621	2,028,758
Oracle Corp.	80,135	12,932,988
Power Integrations, Inc.(b)	1,547	112,482
QUALCOMM, Inc.	29,760	5,344,301
Roper Technologies, Inc.	2,871	1,018,659
Skyworks Solutions, Inc.	4,189	293,942
TE Connectivity PLC (Switzerland)	8,184	1,732,225
Texas Instruments, Inc.	25,313	7,114,978
		184,626,914
Materials-2.99%
Air Products and Chemicals, Inc.	6,211	1,863,611
Albemarle Corp.	3,286	646,356
AptarGroup, Inc.	1,795	222,006
Ashland, Inc.	1,274	67,853
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2026
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	2,138	$350,482
Avient Corp.(b)	2,551	94,591
Balchem Corp.	889	143,680
Cabot Corp.	1,455	111,977
Eastman Chemical Co.	3,181	232,499
Ecolab, Inc.	7,864	2,049,358
H.B. Fuller Co.	1,513	91,567
Hawkins, Inc.	585	97,958
Innospec, Inc.	693	52,848
Linde PLC	12,925	6,477,234
LyondellBasell Industries N.V., Class A	8,979	669,833
Martin Marietta Materials, Inc.	1,683	1,041,895
Materion Corp.	580	106,610
Nucor Corp.	6,350	1,430,592
PPG Industries, Inc.	6,230	675,955
Quaker Chemical Corp.(b)	485	65,907
Reliance, Inc.	1,441	522,363
Royal Gold, Inc.	2,365	551,944
RPM International, Inc.	3,565	363,238
Sherwin-Williams Co. (The)	6,899	2,218,787
Silgan Holdings, Inc.(b)	2,938	119,136
Sonoco Products Co.	2,748	137,290
Steel Dynamics, Inc.	4,036	922,872
Stepan Co.	633	31,669
Vulcan Materials Co.	3,641	1,098,635
Westlake Corp.(b)	3,560	410,397
		22,869,143
Real Estate-2.00%
Agree Realty Corp.	3,347	258,087
American Tower Corp.	13,000	2,375,230
CareTrust REIT, Inc.	6,223	245,497
Community Healthcare Trust, Inc.	793	13,655
CubeSmart	6,331	256,279
EastGroup Properties, Inc.	1,486	298,983
Equinix, Inc.	2,740	2,966,954
Equity LifeStyle Properties, Inc.	5,402	341,893
Essex Property Trust, Inc.	1,798	473,252
Federal Realty Investment Trust	2,402	266,382
First Industrial Realty Trust, Inc.	3,690	228,817
Getty Realty Corp.(b)	1,668	55,244
Gladstone Land Corp.	1,153	11,057
Mid-America Apartment Communities, Inc.	3,259	420,998
National Storage Affiliates Trust	2,145	91,291
NexPoint Residential Trust, Inc.	707	20,425
NNN REIT, Inc.	5,290	231,649
Prologis, Inc.	25,927	3,682,152
Realty Income Corp.	26,008	1,670,754
Regency Centers Corp.	5,094	396,568
Rexford Industrial Realty, Inc.(b)	6,457	231,742
STAG Industrial, Inc.	5,321	205,284
Terreno Realty Corp.(b)	2,903	189,276
UDR, Inc.	9,159	332,838
Universal Health Realty Income Trust	388	15,792
		15,280,099
Utilities-4.23%
AES Corp. (The)	19,843	286,731
Alliant Energy Corp.	7,165	526,126
Ameren Corp.	7,539	856,807
American Electric Power Co., Inc.	15,085	2,068,304
	Shares	Value
Utilities-(continued)
American States Water Co.	1,087	$81,840
American Water Works Co., Inc.	5,438	698,348
Atmos Energy Corp.	4,611	875,998
Avista Corp.	2,289	94,078
Black Hills Corp.	2,106	158,561
Brookfield Infrastructure Partners L.P. (Canada)	12,853	460,780
Brookfield Renewable Partners L.P. (Canada)	8,526	282,296
California Water Service Group	1,663	70,245
Chesapeake Utilities Corp.	670	84,500
CMS Energy Corp.	8,538	655,206
Consolidated Edison, Inc.	10,077	1,123,485
DTE Energy Co.	5,791	878,437
Duke Energy Corp.	21,691	2,810,069
Edison International	10,719	744,863
Entergy Corp.	12,634	1,489,675
Evergy, Inc.	6,413	531,253
Eversource Energy	10,466	739,946
H2O America	1,005	56,471
IDACORP, Inc.(b)	1,530	226,042
MGE Energy, Inc.	1,016	81,504
Middlesex Water Co.	518	26,356
National Fuel Gas Co.(b)	2,647	223,354
New Jersey Resources Corp.	2,810	158,231
NextEra Energy, Inc.	58,112	5,688,003
NiSource, Inc.	13,337	643,910
Northwest Natural Holding Co.	1,156	61,268
OGE Energy Corp.	5,747	280,454
ONE Gas, Inc.	1,748	155,957
Otter Tail Corp.(b)	1,167	104,143
Pinnacle West Capital Corp.	3,371	349,640
Portland General Electric Co.	3,222	167,318
Public Service Enterprise Group, Inc.	13,910	1,135,891
Sempra	18,221	1,733,182
Southern Co. (The)	31,221	3,019,071
Spire, Inc.	1,647	150,173
Unitil Corp.	503	26,387
WEC Energy Group, Inc.	9,073	1,070,070
Xcel Energy, Inc.	17,401	1,443,413
York Water Co. (The)	404	11,724
		32,330,110
Total Common Stocks & Other Equity Interests (Cost $516,587,871)		763,748,110
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $665,474)	665,474	665,474
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $517,253,345)		764,413,584
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.01%
Invesco Private Government Fund, 3.63%(c)(d)(e)	2,151,586	2,151,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dividend AchieversTM ETF (PFM)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(c)(d)(e)	5,584,286	$5,584,844
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,736,448)		7,736,430
TOTAL INVESTMENTS IN SECURITIES-101.05% (Cost $524,989,793)		772,150,014
OTHER ASSETS LESS LIABILITIES-(1.05)%		(7,988,755)
NET ASSETS-100.00%		$764,161,259

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$766,849	$17,257,787	$(17,359,162)	$-	$-	$665,474	$29,369
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,748,139	32,891,275	(34,487,828)	-	-	2,151,586	86,925 *
Invesco Private Prime Fund	9,743,106	67,669,561	(71,827,652)	433	(604)	5,584,844	237,028 *
Total	$14,258,094	$117,818,623	$(123,674,642)	$433	$(604)	$8,401,904	$353,322

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dow Jones Industrial Average Dividend ETF (DJD)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-12.47%
Verizon Communications, Inc.	927,260	$44,536,298
Walt Disney Co. (The)	116,734	12,111,152
		56,647,450
Consumer Discretionary-11.66%
Home Depot, Inc. (The)	58,095	19,101,636
McDonald’s Corp.	55,849	16,396,708
NIKE, Inc., Class B	394,248	17,488,841
		52,987,185
Consumer Staples-10.79%
Coca-Cola Co. (The)	278,784	21,957,028
Procter & Gamble Co. (The)	137,294	20,194,575
Walmart, Inc.	52,167	6,882,392
		49,033,995
Energy-7.04%
Chevron Corp.	165,503	31,993,385
Financials-14.65%
American Express Co.	28,894	9,334,207
Goldman Sachs Group, Inc. (The)	21,163	19,549,744
JPMorgan Chase & Co.	57,862	18,124,114
Travelers Cos., Inc. (The)	39,644	12,096,970
Visa, Inc., Class A	22,558	7,440,531
		66,545,566
Health Care-19.90%
Amgen, Inc.	57,255	19,824,544
Johnson & Johnson	71,720	16,484,842
Merck & Co., Inc.	196,737	21,479,746
UnitedHealth Group, Inc.	87,982	32,595,571
		90,384,703
	Shares	Value
Industrials-8.35%
3M Co.	101,265	$14,837,348
Caterpillar, Inc.	9,568	8,516,572
Honeywell International, Inc.	67,949	14,563,509
		37,917,429
Information Technology-13.31%
Apple, Inc.	12,568	3,410,327
Cisco Systems, Inc.	225,394	20,623,551
International Business Machines Corp.	93,590	21,617,418
Microsoft Corp.	19,061	7,772,695
NVIDIA Corp.	1,008	201,167
Salesforce, Inc.	38,752	6,840,890
		60,466,048
Materials-1.61%
Sherwin-Williams Co. (The)	22,772	7,323,703
Total Common Stocks & Other Equity Interests (Cost $406,670,357)		453,299,464
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(c) (Cost $177,200)	177,200	177,200
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $406,847,557)		453,476,664
OTHER ASSETS LESS LIABILITIES-0.18%		828,805
NET ASSETS-100.00%		$454,305,469

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$385,164	$12,375,208	$(12,583,172)	$-	$-	$177,200	$12,814
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	31,024,192	(31,024,192)	-	-	-	8,077 *
Invesco Private Prime Fund	-	68,299,530	(68,298,349)	-	(1,181)	-	23,193 *
Total	$385,164	$111,698,930	$(111,905,713)	$-	$(1,181)	$177,200	$44,084

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
April 30, 2026
(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Financial Preferred ETF (PGF)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-100.09%
Banks-56.19%
Bank of America Corp.
Series PP, Pfd., 4.13%	386,408	$6,487,790
Series QQ, Pfd., 4.25%	549,218	9,512,456
Series NN, Pfd., 4.38%(b)	455,149	8,019,725
Series SS, Pfd., 4.75%	291,217	5,672,907
Series LL, Pfd., 5.00%	550,975	11,311,517
Series KK, Pfd., 5.38%	585,146	12,896,618
Series HH, Pfd., 5.88%	360,461	8,975,479
Series GG, Pfd., 6.00%(b)	571,673	14,463,327
Bank OZK, Series A, Pfd., 4.63%	194,984	3,275,731
Citigroup, Inc., Series II, Pfd., 6.25%	444,182	11,260,014
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	250,696	4,845,954
Series I, Pfd., 6.50%(c)	222,840	5,617,796
Pfd., 7.38%(b)	222,840	5,782,698
Fifth Third Bancorp
Series K, Pfd., 4.95%	139,276	2,690,812
Pfd., 6.88%(c)	222,840	5,751,500
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	192,200	4,118,846
Series E, Pfd., 6.63%(c)	222,840	5,613,340
First Horizon Corp., Series H, Pfd., 6.75%	223,128	5,589,356
Flagstar Bank N.A, Series A, Pfd., 6.38%(c)	286,906	6,598,838
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	278,549	4,729,762
Series J, Pfd., 6.88%(c)	181,058	4,635,085
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	846,920	15,278,437
Series JJ, Pfd., 4.55%	635,188	12,170,202
Series LL, Pfd., 4.63%	783,400	15,260,632
Series GG, Pfd., 4.75%	381,114	7,652,769
Series DD, Pfd., 5.75%(b)	718,294	17,820,874
Series EE, Pfd., 6.00%(b)	783,400	19,835,688
KeyCorp
Series G, Pfd., 5.63%	250,696	5,359,880
Series F, Pfd., 5.65%	236,767	5,088,123
Series E, Pfd., 6.13%(b)(c)	278,549	6,969,296
Pfd., 6.20%(c)	334,260	8,420,009
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	139,276	3,493,042
Series K, Pfd., 6.35%	250,696	6,284,949
Series J, Pfd., 7.50%	416,427	11,072,794
Regions Financial Corp.
Series E, Pfd., 4.45%	222,840	3,725,885
Series C, Pfd., 5.70%(c)	278,549	6,919,157
Pfd., 6.95%(c)	278,549	7,169,851
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	167,128	3,612,472
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	513,620	9,645,784
Series O, Pfd., 5.25%(b)	320,334	6,883,978
U.S. Bancorp
Series L, Pfd., 3.75%	278,549	4,189,377
Series M, Pfd., 4.00%(b)	416,427	6,637,846
Series O, Pfd., 4.50%	250,696	4,472,417
Series K, Pfd., 5.50%	320,334	7,079,381
UMB Financial Corp., Pfd., 7.75%(c)	167,128	4,422,207
	Shares	Value
Banks-(continued)
WaFd, Inc., Series A, Pfd., 4.88%	167,128	$2,749,256
Wells Fargo & Co.
Series DD, Pfd., 4.25%	529,325	9,199,668
Series CC, Pfd., 4.38%	444,634	7,843,344
Series AA, Pfd., 4.70%	495,448	9,433,330
Series Z, Pfd., 4.75%	852,214	16,234,677
Series Y, Pfd., 5.63%	292,187	7,000,801
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	167,128	3,965,947
		403,741,624
Capital Markets-15.53%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(c)	278,549	7,111,356
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%	334,260	6,126,986
Series D, Pfd., 5.95%(b)	416,427	10,385,689
Morgan Stanley
Series O, Pfd., 4.25%	550,497	9,589,658
Series L, Pfd., 4.88%	212,062	4,351,512
Series K, Pfd., 5.85%	423,462	10,247,780
Series I, Pfd., 6.38%	423,462	10,633,131
Series P, Pfd., 6.50%	423,462	10,700,885
Series Q, Pfd., 6.63%	423,462	10,823,689
Series F, Pfd., 6.88%	359,942	9,088,535
Series E, Pfd., 7.13%	365,236	9,269,690
Northern Trust Corp., Series E, Pfd., 4.70%	222,840	4,258,472
State Street Corp., Series G, Pfd., 5.35%	278,549	6,200,501
Stifel Financial Corp., Series D, Pfd., 4.50%	167,128	2,822,792
		111,610,676
Consumer Finance-6.67%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	195,748	3,165,245
Series L, Pfd., 4.38%(b)	311,354	5,193,385
Series J, Pfd., 4.80%	576,643	10,523,735
Series I, Pfd., 5.00%(b)	692,101	13,142,998
Synchrony Financial
Series A, Pfd., 5.63%	416,427	8,532,589
Series B, Pfd., 8.25%(c)	278,549	7,325,838
		47,883,790
Financial Services-3.27%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	167,128	2,727,529
Series A, Pfd., 5.25%(b)	444,182	8,781,478
Jackson Financial, Inc., Pfd., 8.00%(c)	306,405	7,987,979
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	167,128	4,006,058
		23,503,044
Insurance-18.43%
Allstate Corp. (The)
Series I, Pfd., 4.75%	167,128	3,200,501
Series H, Pfd., 5.10%	639,666	13,337,036
Series J, Pfd., 7.38%	334,260	8,754,269
American National Group, Inc., Pfd., 7.38%	167,128	4,143,103
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	278,549	4,810,541
Series F, Pfd., 5.45%	183,843	3,752,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Financial Preferred ETF (PGF)—(continued)
April 30, 2026
	Shares	Value
Insurance-(continued)
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	139,276	$3,020,896
Pfd., 5.63% (Bermuda)	139,276	2,983,292
Athene Holding Ltd.
Series D, Pfd., 4.88%	320,334	5,355,985
Series B, Pfd., 5.63%	192,200	3,719,070
Series A, Pfd., 6.35%(c)	478,901	11,661,239
Series E, Pfd., 7.75%(c)	278,549	7,116,927
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	306,405	6,014,731
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	194,984	2,300,811
Series C, Pfd., 5.38%(b)	320,334	4,238,019
Series A, Pfd., 6.60%	236,767	3,835,625
Series B, Pfd., 6.75%	224,234	3,776,101
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	192,200	4,835,752
Lincoln National Corp., Series D, Pfd., 9.00%(b)	278,549	7,373,192
MetLife, Inc.
Series F, Pfd., 4.75%	555,103	10,652,427
Series E, Pfd., 5.63%	446,967	10,190,848
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	278,549	4,337,008
Series F, Pfd., 5.75% (Bermuda)(b)	139,276	3,006,969
		132,416,578
Total Preferred Stocks (Cost $829,985,290)		719,155,712
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $14,648)	14,648	$14,648
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $829,999,938)		719,170,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.10%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,224,796	2,224,796
Invesco Private Prime Fund, 3.78%(d)(e)(f)	5,689,703	5,690,272
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,915,396)		7,915,068
TOTAL INVESTMENTS IN SECURITIES-101.19% (Cost $837,915,334)		727,085,428
OTHER ASSETS LESS LIABILITIES-(1.19)%		(8,544,112)
NET ASSETS-100.00%		$718,541,316

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$41,116,424	$(41,101,776)	$-	$-	$14,648	$30,562
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,074,247	29,712,057	(44,561,508)	-	-	2,224,796	322,799 *
Invesco Private Prime Fund	44,360,035	67,760,074	(106,431,483)	3,092	(1,446)	5,690,272	865,668 *
Total	$61,434,282	$138,588,555	$(192,094,767)	$3,092	$(1,446)	$7,929,716	$1,219,029

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Financial Preferred ETF (PGF)—(continued)
April 30, 2026
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Air Freight & Logistics-2.05%
United Parcel Service, Inc., Class B	200,815	$21,848,672
Banks-10.00%
Atlantic Union Bankshares Corp., Class B(b)	425,658	16,026,024
Bank OZK(b)	338,044	16,280,199
Peoples Bancorp, Inc.	648,172	22,297,117
Simmons First National Corp., Class A(b)	882,567	18,763,375
U.S. Bancorp	281,099	15,927,069
WesBanco, Inc.(b)	504,372	17,340,309
		106,634,093
Capital Markets-7.92%
Cohen & Steers, Inc.	228,324	16,048,894
Franklin Resources, Inc.	753,676	22,587,670
Main Street Capital Corp.(b)	389,048	21,724,440
T. Rowe Price Group, Inc.(b)	233,488	24,021,245
		84,382,249
Chemicals-6.39%
Eastman Chemical Co.(b)	240,375	17,569,009
LyondellBasell Industries N.V., Class A	678,084	50,585,066
		68,154,075
Consumer Staples Distribution & Retail-1.76%
Target Corp.	144,326	18,726,299
Containers & Packaging-1.28%
Sonoco Products Co.	273,695	13,673,802
Diversified Consumer Services-2.08%
H&R Block, Inc.(b)	697,996	22,147,413
Diversified Telecommunication Services-2.02%
Verizon Communications, Inc.(b)	447,715	21,503,751
Electric Utilities-5.89%
Edison International	247,560	17,202,944
Eversource Energy	213,354	15,084,128
Pinnacle West Capital Corp.	147,614	15,310,524
Portland General Electric Co.	293,154	15,223,487
		62,821,083
Financial Services-1.62%
Federal Agricultural Mortgage Corp., Class C(b)	99,379	17,272,070
Food Products-7.64%
Flowers Foods, Inc.(b)	4,143,149	37,536,930
Hormel Foods Corp.	729,678	15,666,186
J&J Snack Foods Corp.	171,626	15,147,711
J.M. Smucker Co. (The)	134,103	13,146,117
		81,496,944
Gas Utilities-1.43%
Northwest Natural Holding Co.	287,327	15,228,331
Household Products-2.68%
Clorox Co. (The)	125,760	12,128,294
Kimberly-Clark Corp.	167,085	16,446,177
		28,574,471
Independent Power and Renewable Electricity Producers-1.31%
AES Corp. (The)	970,298	14,020,806
	Shares	Value
Insurance-2.13%
Prudential Financial, Inc.	231,780	$22,739,936
Leisure Products-1.86%
Polaris, Inc.	299,062	19,818,839
Machinery-2.64%
Stanley Black & Decker, Inc.	181,584	14,192,605
Trinity Industries, Inc.	426,367	13,903,828
		28,096,433
Media-3.70%
Comcast Corp., Class A	540,099	14,604,277
John Wiley & Sons, Inc., Class A(b)	606,418	24,820,689
		39,424,966
Multi-Utilities-3.35%
Avista Corp.	489,477	20,117,505
Black Hills Corp.	207,053	15,589,020
		35,706,525
Oil, Gas & Consumable Fuels-1.48%
Chevron Corp.	81,496	15,753,992
Pharmaceuticals-6.85%
Bristol-Myers Squibb Co.	263,312	15,954,074
Perrigo Co. PLC	2,731,547	32,341,517
Pfizer, Inc.	926,172	24,728,792
		73,024,383
Professional Services-12.03%
Insperity, Inc.(b)	1,857,884	66,084,934
Paychex, Inc.(b)	202,753	18,781,011
Robert Half, Inc.(b)	1,629,058	43,349,233
		128,215,178
Semiconductors & Semiconductor Equipment-2.16%
Skyworks Solutions, Inc.	328,171	23,027,759
Specialty Retail-2.31%
Best Buy Co., Inc.(b)	407,229	24,633,282
Technology Hardware, Storage & Peripherals-2.61%
HP, Inc.	1,333,175	27,810,031
Tobacco-4.79%
Altria Group, Inc.	359,244	26,099,077
Universal Corp.	466,268	24,982,639
		51,081,716
Total Common Stocks & Other Equity Interests (Cost $1,006,092,339)		1,065,817,099

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $29,078)	29,078	29,078
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $1,006,121,417)		1,065,846,177
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
April 30, 2026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.61%
Invesco Private Government Fund, 3.63%(c)(d)(e)	46,285,229	$46,285,229
Invesco Private Prime Fund, 3.78%(c)(d)(e)	120,124,999	120,137,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $166,422,363)		166,422,241
TOTAL INVESTMENTS IN SECURITIES-115.59% (Cost $1,172,543,780)		1,232,268,418
OTHER ASSETS LESS LIABILITIES-(15.59)%		(166,188,986)
NET ASSETS-100.00%		$1,066,079,432

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,989,509	$56,026,883	$(57,987,314)	$-	$-	$29,078	$64,946
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,131,321	400,976,120	(390,822,212)	-	-	46,285,229	989,399 *
Invesco Private Prime Fund	94,124,754	899,302,676	(873,280,824)	5,606	(15,200)	120,137,012	2,685,597 *
Total	$132,245,584	$1,356,305,679	$(1,322,090,350)	$5,606	$(15,200)	$166,451,319	$3,739,942

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Dividend AchieversTM ETF (PID)
April 30, 2026
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.56%
Brazil-3.61%
Itau Unibanco Holding S.A., ADR	3,850,949	$33,503,256
Canada-47.22%
BOYD GROUP, Inc.	7,899	977,738
Brookfield Infrastructure Corp.	397,465	14,706,205
Brookfield Infrastructure Partners L.P.	648,835	23,260,735
Brookfield Renewable Corp.	469,020	17,006,665
Brookfield Renewable Partners L.P.	847,834	28,071,784
Canadian Imperial Bank of Commerce	159,459	17,770,111
Canadian National Railway Co.	114,641	12,854,695
Canadian Natural Resources Ltd.	501,195	23,901,990
Emera, Inc.	442,237	23,624,301
Enbridge, Inc.	549,200	30,436,664
FirstService Corp.	24,876	3,328,659
Fortis, Inc.	309,801	17,723,715
Franco-Nevada Corp.	10,871	2,504,026
Gildan Activewear, Inc.	110,075	6,823,549
Imperial Oil Ltd.	84,907	11,379,236
Magna International, Inc.	278,034	17,702,425
Nutrien Ltd.	219,215	16,660,340
Open Text Corp.	992,937	22,499,952
OR Royalties, Inc.	52,241	1,928,215
RB Global, Inc.(a)	67,715	7,062,675
Restaurant Brands International, Inc.	273,264	22,046,940
Royal Bank of Canada(a)	91,063	16,388,608
Stantec, Inc.	42,280	3,860,164
TELUS Corp.(a)	2,749,978	34,457,224
TFI International, Inc.	71,906	10,295,501
Thomson Reuters Corp.(b)	148,800	14,238,672
Toronto-Dominion Bank (The)	182,045	19,606,246
TransAlta Corp.	565,694	7,059,861
West Fraser Timber Co. Ltd.	163,926	10,378,155
		438,555,051
China-4.30%
FinVolution Group, ADR	4,970,039	24,651,393
NetEase, Inc., ADR	130,164	15,295,572
		39,946,965
Denmark-3.17%
Novo Nordisk A/S, ADR	697,770	29,459,849
Germany-0.67%
SAP SE, ADR	36,555	6,195,707
India-2.12%
Infosys Ltd., ADR(a)	1,401,575	17,463,625
Reliance Industries Ltd., GDR(a)(c)	37,039	2,245,380
		19,709,005
Indonesia-2.93%
PT Telkom Indonesia (Persero) Tbk, ADR	1,611,730	27,254,354
Italy-3.64%
Eni S.p.A., ADR	597,652	33,845,033
Japan-5.89%
Mitsubishi UFJ Financial Group, Inc., ADR(a)	806,148	14,470,357
Mizuho Financial Group, Inc., ADR(a)	1,415,428	12,172,681
Sony Group Corp., ADR	156,961	3,153,346
	Shares	Value
Japan-(continued)
Sumitomo Mitsui Financial Group, Inc., ADR	619,313	$13,148,015
Toyota Motor Corp., ADR(a)	60,977	11,745,390
		54,689,789
Mexico-3.31%
America Movil S.A.B. de C.V., ADR	468,263	12,455,796
Coca-Cola FEMSA S.A.B. de C.V., ADR	179,875	18,271,702
		30,727,498
Switzerland-1.14%
Logitech International S.A., Class R(a)	106,370	10,560,414
Taiwan-2.89%
Chunghwa Telecom Co. Ltd., ADR	506,286	21,942,435
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,366	4,897,678
		26,840,113
United Kingdom-7.39%
British American Tobacco PLC, ADR	463,615	27,260,562
Coca-Cola Europacific Partners PLC	108,339	10,245,619
Pearson PLC, ADR(a)	1,111,022	16,309,803
RELX PLC, ADR(a)	405,677	14,843,722
		68,659,706
United States-11.28%
Amdocs Ltd.	245,149	15,853,786
Aon PLC, Class A	14,964	4,663,531
GFL Environmental, Inc.	17,065	684,477
Novartis AG, ADR	79,646	11,775,661
Pentair PLC	58,431	4,715,966
Royalty Pharma PLC, Class A	237,363	11,889,513
Sanofi S.A., ADR	525,475	24,476,625
Tenaris S.A., ADR(a)	325,514	20,800,344
Waste Connections, Inc.	25,253	4,159,674
Willis Towers Watson PLC	22,368	5,730,682
		104,750,259
Total Common Stocks & Other Equity Interests (Cost $805,194,020)		924,696,999
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $1,242,166)	1,242,166	1,242,166
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $806,436,186)		925,939,165
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.38%
Invesco Private Government Fund, 3.63%(d)(e)(f)	29,370,983	29,370,983
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Dividend AchieversTM ETF (PID)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	76,325,848	$76,333,481
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,704,530)		105,704,464
TOTAL INVESTMENTS IN SECURITIES-111.07% (Cost $912,140,716)		1,031,643,629
OTHER ASSETS LESS LIABILITIES-(11.07)%		(102,849,751)
NET ASSETS-100.00%		$928,793,878

Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$216,653	$25,439,061	$(24,413,548)	$-	$-	$1,242,166	$31,277
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,329,050	583,501,744	(594,459,811)	-	-	29,370,983	1,610,258 *
Invesco Private Prime Fund	104,904,546	1,117,230,931	(1,145,784,881)	6,567	(23,682)	76,333,481	4,382,731 *
Total	$145,450,249	$1,726,171,736	$(1,764,658,240)	$6,567	$(23,682)	$106,946,630	$6,024,266

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities
April 30, 2026

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)
Assets:
Unaffiliated investments in securities, at value(a)	$1,648,981,522	$763,748,110	$453,299,464	$719,155,712
Affiliated investments in securities, at value	146,558,539	8,401,904	177,200	7,929,716
Due from broker	-	2,751	-	-
Deposits with brokers:
Cash segregated as collateral	-	-	-	-
Receivable for:
Dividends	91,836	577,479	854,689	227,071
Securities lending	14,153	1,022	-	6,438
Investments sold	48,790,066	33,162	-	703,779
Fund shares sold	-	-	-	-
Foreign tax reclaims	-	294	-	-
Other assets	1,607	1,083	-	1,121
Total assets	1,844,437,723	772,765,805	454,331,353	728,023,837
Liabilities:
Due to foreign custodian	-	-	-	-
Due to broker	-	-	-	-
Payable for:
Investments purchased	46,257,093	-	-	-
Collateral upon return of securities loaned	146,433,795	7,736,448	-	7,915,396
Collateral upon receipt of securities in-kind	-	-	-	-
Fund shares repurchased	1,386,414	-	-	703,074
Accrued unitary management fees	-	-	25,884	-
Accrued advisory fees	664,772	245,432	-	295,224
Accrued trustees’ and officer’s fees	272,037	127,499	-	381,117
Accrued expenses	988,139	495,167	-	187,710
Total liabilities	196,002,250	8,604,546	25,884	9,482,521
Net Assets	$1,648,435,473	$764,161,259	$454,305,469	$718,541,316
Net assets consist of:
Shares of beneficial interest	$2,119,580,150	$547,948,866	$445,915,011	$1,047,827,142
Distributable earnings (loss)	(471,144,677)	216,212,393	8,390,458	(329,285,826)
Net Assets	$1,648,435,473	$764,161,259	$454,305,469	$718,541,316
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,890,000	14,130,000	7,470,000	51,100,000
Net asset value	$138.64	$54.08	$60.82	$14.06
Market price	$138.60	$54.08	$60.82	$14.05
Unaffiliated investments in securities, at cost	$1,511,209,902	$516,587,871	$406,670,357	$829,985,290
Affiliated investments in securities, at cost	$146,560,575	$8,401,922	$177,200	$7,930,044
Foreign currencies (due to foreign custodian), at cost	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$144,382,804	$7,643,425	$-	$7,724,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)

$1,065,817,099	$924,696,999
166,451,319	106,946,630
-	-

-	28,981

1,376,440	2,553,069
56,301	181,478
-	-
-	27,946
-	1,256,984
1,271	1,148
1,233,702,430	1,035,693,235

-	797
-	3,191

-	27,601
166,422,363	105,704,530
-	28,981
-	-
-	-
337,055	294,898
164,013	241,156
699,567	598,203
167,622,998	106,899,357
$1,066,079,432	$928,793,878

$1,414,207,657	$1,239,804,962
(348,128,225)	(311,011,084)
$1,066,079,432	$928,793,878
47,320,000	40,560,000
$22.53	$22.90
$22.53	$22.86
$1,006,092,339	$805,194,020
$166,451,441	$106,946,696
$-	$(752)
$163,278,075	$105,192,332

21

Statements of Operations
For the year ended April 30, 2026

	Invesco BuyBack AchieversTM ETF (PKW)	Invesco Dividend AchieversTM ETF (PFM)	Invesco Dow Jones Industrial Average Dividend ETF (DJD)	Invesco Financial Preferred ETF (PGF)	Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	Invesco International Dividend AchieversTM ETF (PID)
Investment income:
Unaffiliated dividend income	$21,382,209	$14,274,790	$10,742,572	$49,092,305	$54,612,290	$38,236,821
Affiliated dividend income	53,540	29,369	12,814	30,562	64,946	31,277
Securities lending income, net	153,780	14,221	915	580,563	611,313	2,852,440
Foreign withholding tax	(8,270)	(2,849)	-	-	-	(4,310,380)
Total investment income	21,581,259	14,315,531	10,756,301	49,703,430	55,288,549	36,810,158
Expenses:
Unitary management fees	-	-	267,705	-	-	-
Advisory fees	7,398,450	2,919,752	-	3,849,453	4,310,523	3,521,626
Sub-licensing fees	1,479,692	729,931	-	205,384	1,077,631	880,398
Accounting & administration fees	101,875	57,286	-	59,084	81,119	64,521
Custodian & transfer agent fees	16,816	13,080	-	29,691	19,194	28,096
Trustees’ and officer’s fees	54,116	29,825	-	66,959	36,901	47,034
Other expenses	73,457	80,287	-	91,828	101,532	108,492
Total expenses	9,124,406	3,830,161	267,705	4,302,399	5,626,900	4,650,167
Less: Waivers	(1,334)	(740)	(327)	(779)	(1,631)	(789)
Net expenses	9,123,072	3,829,421	267,378	4,301,620	5,625,269	4,649,378
Net investment income	12,458,187	10,486,110	10,488,923	45,401,810	49,663,280	32,160,780
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(36,934,264)	(2,919,303)	(1,743,728)	(19,794,639)	(49,434,909)	(22,961,083)
Affiliated investment securities	(18,472)	(604)	(1,181)	(1,446)	(15,200)	(23,682)
In-kind redemptions	189,776,042	46,838,376	40,011,729	931,372	68,568,599	78,696,455
Foreign currencies	-	-	-	-	-	(1,881)
Net realized gain (loss)	152,823,306	43,918,469	38,266,820	(18,864,713)	19,118,490	55,709,809
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	154,108,458	87,031,994	29,253,670	23,383,071	114,107,186	70,966,180
Affiliated investment securities	166	433	-	3,092	5,606	6,567
Foreign currencies	-	-	-	-	-	(56)
Change in net unrealized appreciation	154,108,624	87,032,427	29,253,670	23,386,163	114,112,792	70,972,691
Net realized and unrealized gain	306,931,930	130,950,896	67,520,490	4,521,450	133,231,282	126,682,500
Net increase in net assets resulting from operations	$319,390,117	$141,437,006	$78,009,413	$49,923,260	$182,894,562	$158,843,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco BuyBack AchieversTM ETF (PKW)		Invesco Dividend AchieversTM ETF (PFM)
	2026	2025	2026	2025
Operations:
Net investment income	$12,458,187	$10,831,621	$10,486,110	$10,844,761
Net realized gain (loss)	152,823,306	151,301,668	43,918,469	21,878,049
Change in net unrealized appreciation (depreciation)	154,108,624	(66,446,667)	87,032,427	43,675,982
Net increase in net assets resulting from operations	319,390,117	95,686,622	141,437,006	76,398,792
Distributions to Shareholders from:
Distributable earnings	(14,028,055)	(10,394,393)	(10,696,840)	(11,102,400)
Shareholder Transactions:
Proceeds from shares sold	1,173,235,177	466,650,145	55,749,683	41,175,087
Value of shares repurchased	(993,161,625)	(465,248,291)	(95,903,978)	(67,770,755)
Net increase (decrease) in net assets resulting from share transactions	180,073,552	1,401,854	(40,154,295)	(26,595,668)
Net increase (decrease) in net assets	485,435,614	86,694,083	90,585,871	38,700,724
Net assets:
Beginning of year	1,162,999,859	1,076,305,776	673,575,388	634,874,664
End of year	$1,648,435,473	$1,162,999,859	$764,161,259	$673,575,388
Changes in Shares Outstanding:
Shares sold	8,960,000	3,900,000	1,110,000	890,000
Shares repurchased	(7,620,000)	(3,920,000)	(1,920,000)	(1,480,000)
Shares outstanding, beginning of year	10,550,000	10,570,000	14,940,000	15,530,000
Shares outstanding, end of year	11,890,000	10,550,000	14,130,000	14,940,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dow Jones Industrial Average Dividend ETF (DJD)		Invesco Financial Preferred ETF (PGF)		Invesco High Yield Equity Dividend AchieversTM ETF (PEY)		Invesco International Dividend AchieversTM ETF (PID)
2026	2025	2026	2025	2026	2025	2026	2025

$10,488,923	$9,180,339	$45,401,810	$50,708,813	$49,663,280	$50,425,919	$32,160,780	$31,275,658
38,266,820	17,199,472	(18,864,713)	(22,875,698)	19,118,490	33,244,508	55,709,809	44,643,594
29,253,670	7,427,834	23,386,163	(138,594)	114,112,792	(33,487,722)	70,972,691	42,833,817
78,009,413	33,807,645	49,923,260	27,694,521	182,894,562	50,182,705	158,843,280	118,753,069

(10,367,532)	(9,084,082)	(47,273,089)	(52,749,697)	(51,521,683)	(52,752,911)	(30,502,560)	(31,395,702)

176,876,592	98,239,982	24,891,545	26,777,237	239,573,668	419,245,373	201,616,309	3,073,909
(123,829,828)	(80,335,726)	(97,531,195)	(103,701,258)	(394,228,374)	(510,023,220)	(227,866,344)	(135,416,810)
53,046,764	17,904,256	(72,639,650)	(76,924,021)	(154,654,706)	(90,777,847)	(26,250,035)	(132,342,901)
120,688,645	42,627,819	(69,989,479)	(101,979,197)	(23,281,827)	(93,348,053)	102,090,685	(44,985,534)

333,616,824	290,989,005	788,530,795	890,509,992	1,089,361,259	1,182,709,312	826,703,193	871,688,727
$454,305,469	$333,616,824	$718,541,316	$788,530,795	$1,066,079,432	$1,089,361,259	$928,793,878	$826,703,193

3,020,000	1,890,000	1,750,000	1,800,000	11,440,000	19,570,000	9,010,000	160,000
(2,150,000)	(1,550,000)	(6,850,000)	(7,000,000)	(18,980,000)	(24,050,000)	(10,390,000)	(7,170,000)
6,600,000	6,260,000	56,200,000	61,400,000	54,860,000	59,340,000	41,940,000	48,950,000
7,470,000	6,600,000	51,100,000	56,200,000	47,320,000	54,860,000	40,560,000	41,940,000

25

Financial Highlights
Invesco BuyBack AchieversTM ETF (PKW)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$110.24	$101.83	$86.25	$84.53	$87.65
Net investment income(a)	1.10	1.02	1.06	1.06	0.76
Net realized and unrealized gain (loss) on investments	28.54	8.37	15.70	1.78	(3.16)
Total from investment operations	29.64	9.39	16.76	2.84	(2.40)
Distributions to shareholders from:
Net investment income	(1.24)	(0.98)	(1.18)	(1.12)	(0.72)
Net asset value at end of year	$138.64	$110.24	$101.83	$86.25	$84.53
Market price at end of year(b)	$138.60	$110.13	$101.84	$86.25	$84.50
Net Asset Value Total Return(c)	26.97%	9.20%	19.52%	3.45%	(2.79)%
Market Price Total Return(c)	27.05%	9.08%	19.53%	3.48%	(2.90)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,648,435	$1,163,000	$1,076,306	$961,713	$1,352,447
Ratio to average net assets of:
Expenses	0.62%	0.62%	0.61%	0.62%	0.61%
Net investment income	0.84%	0.91%	1.13%	1.26%	0.83%
Portfolio turnover rate(d)	95%	59%	59%	60%	80%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dividend AchieversTM ETF (PFM)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$45.09	$40.88	$37.34	$36.76	$35.90
Net investment income(a)	0.72	0.71	0.73	0.68	0.68
Net realized and unrealized gain on investments	9.01	4.23	3.55	0.61	0.90
Total from investment operations	9.73	4.94	4.28	1.29	1.58
Distributions to shareholders from:
Net investment income	(0.74)	(0.73)	(0.74)	(0.71)	(0.72)
Net asset value at end of year	$54.08	$45.09	$40.88	$37.34	$36.76
Market price at end of year(b)	$54.08	$45.05	$40.88	$37.33	$36.78
Net Asset Value Total Return(c)	21.72%	12.08%	11.57%	3.64%	4.40%
Market Price Total Return(c)	21.84%	11.98%	11.60%	3.56%	4.46%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$764,161	$673,575	$634,875	$679,939	$704,651
Ratio to average net assets of:
Expenses	0.52%	0.52%	0.52%	0.53%	0.52%
Net investment income	1.44%	1.57%	1.88%	1.89%	1.80%
Portfolio turnover rate(d)	6%	7%	12%	8%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$50.55	$46.48	$43.51	$44.83	$43.47
Net investment income(a)	1.55	1.47	1.65	1.51	1.36
Net realized and unrealized gain (loss) on investments	10.24	4.06	2.97	(1.42)	1.29
Total from investment operations	11.79	5.53	4.62	0.09	2.65
Distributions to shareholders from:
Net investment income	(1.52)	(1.46)	(1.65)	(1.41)	(1.29)
Net asset value at end of year	$60.82	$50.55	$46.48	$43.51	$44.83
Market price at end of year(b)	$60.82	$50.52	$46.48	$43.51	$44.82
Net Asset Value Total Return(c)	23.63%	11.91%	10.86%	0.37%	6.19%
Market Price Total Return(c)	23.72%	11.84%	10.86%	0.39%	6.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$454,305	$333,617	$290,989	$277,614	$205,759
Ratio to average net assets of:
Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	2.74%	2.89%	3.75%	3.50%	3.04%
Portfolio turnover rate(d)	18%	23%	30%	20%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Financial Preferred ETF (PGF)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$14.03	$14.50	$14.82	$15.61	$18.89
Net investment income(a)	0.84	0.85	0.87	0.84	0.87
Net realized and unrealized gain (loss) on investments	0.07	(0.43)	(0.27)	(0.77)	(3.28)
Total from investment operations	0.91	0.42	0.60	0.07	(2.41)
Distributions to shareholders from:
Net investment income	(0.88)	(0.89)	(0.92)	(0.86)	(0.87)
Net asset value at end of year	$14.06	$14.03	$14.50	$14.82	$15.61
Market price at end of year(b)	$14.05	$14.04	$14.49	$14.83	$15.55
Net Asset Value Total Return(c)	6.56%	2.68%	4.32%	0.46%	(13.34)%
Market Price Total Return(c)	6.41%	2.82%	4.18%	0.92%	(13.99)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$718,541	$788,531	$890,510	$1,104,880	$1,341,308
Ratio to average net assets of:
Expenses, after Waivers	0.56%	0.55%	0.53%	0.56%	0.57%
Expenses, prior to Waivers	0.56%	0.55%	0.54%	0.56%	0.57%
Net investment income	5.90%	5.70%	6.00%	5.45%	4.71%
Portfolio turnover rate(d)	14%	21%	42%	15%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$19.86	$19.93	$19.98	$21.01	$20.66
Net investment income(a)	0.97	0.89	0.92	0.87	0.85
Net realized and unrealized gain (loss) on investments	2.71	(0.03)	0.03 (b)	(1.04)	0.33
Total from investment operations	3.68	0.86	0.95	(0.17)	1.18
Distributions to shareholders from:
Net investment income	(1.01)	(0.93)	(1.00)	(0.86)	(0.83)
Net asset value at end of year	$22.53	$19.86	$19.93	$19.98	$21.01
Market price at end of year(c)	$22.53	$19.84	$19.94	$19.97	$21.03
Net Asset Value Total Return(d)	19.02%	4.12%	4.95%	(0.81)%	5.87%
Market Price Total Return(d)	19.14%	3.97%	5.06%	(0.96)%	6.01%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,066,079	$1,089,361	$1,182,709	$1,442,292	$1,153,255
Ratio to average net assets of:
Expenses	0.52%	0.52%	0.53%	0.52%	0.52%
Net investment income	4.61%	4.19%	4.67%	4.25%	4.07%
Portfolio turnover rate(e)	56%	58%	74%	57%	49%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco International Dividend AchieversTM ETF (PID)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$19.71	$17.81	$18.21	$18.38	$17.28
Net investment income(a)	0.79	0.70	0.66	0.60	0.51
Net realized and unrealized gain (loss) on investments	3.15	1.90	(0.45)	(0.16)(b)	1.21
Total from investment operations	3.94	2.60	0.21	0.44	1.72
Distributions to shareholders from:
Net investment income	(0.75)	(0.70)	(0.61)	(0.61)	(0.62)
Net asset value at end of year	$22.90	$19.71	$17.81	$18.21	$18.38
Market price at end of year(c)	$22.86	$19.69	$17.80	$18.22	$18.40
Net Asset Value Total Return(d)	20.37%	14.85%	1.17%	2.74%	10.11%
Market Price Total Return(d)	20.28%	14.80%	1.06%	2.68%	10.43%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$928,794	$826,703	$871,689	$1,085,972	$775,420
Ratio to average net assets of:
Expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.65%	3.68%	3.73%	3.47%	2.79%
Portfolio turnover rate(e)	55%	42%	44%	38%	44%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco BuyBack AchieversTM ETF (PKW)	"BuyBack AchieversTM ETF"
Invesco Dividend AchieversTM ETF (PFM)	"Dividend AchieversTM ETF"
Invesco Dow Jones Industrial Average Dividend ETF (DJD)	"Dow Jones Industrial Average Dividend ETF"
Invesco Financial Preferred ETF (PGF)	"Financial Preferred ETF"
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)	"High Yield Equity Dividend AchieversTM ETF"
Invesco International Dividend AchieversTM ETF (PID)	"International Dividend AchieversTM ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF, which are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
BuyBack AchieversTM ETF	Nasdaq US BuyBack AchieversTM Index
Dividend AchieversTM ETF	Nasdaq US Broad Dividend AchieversTM Index
Dow Jones Industrial Average Dividend ETF	Dow Jones Industrial Average Yield Weighted Index
Financial Preferred ETF	ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
High Yield Equity Dividend AchieversTM ETF	Nasdaq US Dividend Achievers 50TM Index
International Dividend AchieversTM ETF	Nasdaq International Dividend AchieversTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

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Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the

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Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Financial Preferred ETF and High Yield Equity Dividend Achievers™ ETF, which declare and pay dividends from net investment income, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.

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F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for Dow Jones Industrial Average Dividend ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Dow Jones Industrial Average Dividend ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term

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strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
BuyBack Achievers™ ETF	$7,547
Dividend Achievers™ ETF	1,093
Dow Jones Industrial Average Dividend ETF	79
Financial Preferred ETF	53,150
High Yield Equity Dividend Achievers™ ETF	58,544
International Dividend Achievers™ ETF	288,032

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Dividend Paying Securities Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index of certain Funds and the capital resources available for such companies’ dividend payments may affect such Funds. There is the possibility that dividend paying companies could reduce or eliminate the payment of dividends in the future, or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks included in the Underlying Index of certain Funds may not be widely available for purchase or may be highly concentrated in only a few market sectors. This may increase the volatility of such Funds’ returns and limit their ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. Certain Funds’ performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, the value of dividend paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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Financials Sector Risk. The market value of securities of issuers in the financials sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financials sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which a Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset

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valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Dow Jones Industrial Average Dividend ETF and Financial Preferred ETF are non-diversified, and, to the extent certain Funds become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except Dow Jones Industrial Average Dividend ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.40% of the Fund’s average daily net assets, except for BuyBack AchieversTM ETF and Financial Preferred ETF, each of which accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Dow Jones Industrial Average Dividend ETF accrues daily and pays monthly to the Adviser, an annual unitary management fee of 0.07% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Dow Jones Industrial Average Dividend ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Dow Jones Industrial Average Dividend ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund from exceeding 0.50% of the Fund’s average daily net assets per year (0.60% of the Fund’s average daily net assets per year for BuyBack Achievers™ ETF and Financial Preferred ETF) (the “Expense Cap”), through at least August 31, 2028. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its

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term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. For each Fund (excluding the Dow Jones Industrial Average Dividend ETF), the Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap.
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
BuyBack AchieversTM ETF	$1,334
Dividend AchieversTM ETF	740
Dow Jones Industrial Average Dividend ETF	327
Financial Preferred ETF	779
High Yield Equity Dividend AchieversTM ETF	1,631
International Dividend AchieversTM ETF	789
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of April 30, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
BuyBack AchieversTM ETF	Nasdaq, Inc.
Dividend AchieversTM ETF	Nasdaq, Inc.
Dow Jones Industrial Average Dividend ETF	S&P Dow Jones Indices LLC
Financial Preferred ETF	ICE Data Indices, LLC
High Yield Equity Dividend AchieversTM ETF	Nasdaq, Inc.
International Dividend AchieversTM ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Dow Jones Industrial Average Dividend ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
BuyBack AchieversTM ETF	$103,158
Dividend AchieversTM ETF	818
Dow Jones Industrial Average Dividend ETF	3,975
High Yield Equity Dividend AchieversTM ETF	36,404
International Dividend AchieversTM ETF	39,431
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026, for each Fund (except for Dow Jones Industrial Average Dividend ETF). As of April 30, 2026, all of the securities in Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,648,981,522	$-	$-	$1,648,981,522
Money Market Funds	126,780	146,431,759	-	146,558,539
Total Investments	$1,649,108,302	$146,431,759	$-	$1,795,540,061
Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$763,748,110	$-	$-	$763,748,110
Money Market Funds	665,474	7,736,430	-	8,401,904
Total Investments	$764,413,584	$7,736,430	$-	$772,150,014
Financial Preferred ETF
Investments in Securities
Preferred Stocks	$719,155,712	$-	$-	$719,155,712
Money Market Funds	14,648	7,915,068	-	7,929,716
Total Investments	$719,170,360	$7,915,068	$-	$727,085,428
High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,065,817,099	$-	$-	$1,065,817,099
Money Market Funds	29,078	166,422,241	-	166,451,319
Total Investments	$1,065,846,177	$166,422,241	$-	$1,232,268,418
International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$922,451,619	$2,245,380	$-	$924,696,999
Money Market Funds	1,242,166	105,704,464	-	106,946,630
Total Investments	$923,693,785	$107,949,844	$-	$1,031,643,629

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NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
BuyBack AchieversTM ETF	$14,028,055	$10,394,393
Dividend AchieversTM ETF	10,696,840	11,102,400
Dow Jones Industrial Average Dividend ETF	10,367,532	9,084,082
Financial Preferred ETF	47,273,089	52,749,697
High Yield Equity Dividend AchieversTM ETF	51,521,683	52,752,911
International Dividend AchieversTM ETF	30,502,560	31,395,702

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
BuyBack AchieversTM ETF	$-	$(270,644)	$110,861,037	$-	$(581,735,070)	$2,119,580,150	$1,648,435,473
Dividend AchieversTM ETF	701,227	(2,067,041)	239,725,392	-	(22,147,185)	547,948,866	764,161,259
Dow Jones Industrial Average Dividend ETF	985,524	-	39,672,424	-	(32,267,490)	445,915,011	454,305,469
Financial Preferred ETF	-	(380,143)	(126,005,527)	-	(202,900,156)	1,047,827,142	718,541,316
High Yield Equity Dividend AchieversTM ETF	-	(162,841)	29,013,101	-	(376,978,485)	1,414,207,657	1,066,079,432
International Dividend AchieversTM ETF	3,929,325	(10,067,119)	108,918,244	(46)	(413,791,488)	1,239,804,962	928,793,878
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
BuyBack AchieversTM ETF	$357,949,619	$223,785,451	$581,735,070
Dividend AchieversTM ETF	935,089	21,212,096	22,147,185
Dow Jones Industrial Average Dividend ETF	6,959,698	25,307,792	32,267,490
Financial Preferred ETF	13,283,427	189,616,729	202,900,156
High Yield Equity Dividend AchieversTM ETF	75,082,024	301,896,461	376,978,485
International Dividend AchieversTM ETF	171,082,955	242,708,533	413,791,488

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
BuyBack AchieversTM ETF	$1,389,703,032	$1,387,713,488
Dividend AchieversTM ETF	42,050,014	41,730,839
Dow Jones Industrial Average Dividend ETF	68,230,979	68,378,927
Financial Preferred ETF	106,758,693	108,817,847
High Yield Equity Dividend AchieversTM ETF	599,620,755	600,418,320
International Dividend AchieversTM ETF	479,656,224	482,922,543

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For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
BuyBack AchieversTM ETF	$1,172,740,690	$995,481,935
Dividend AchieversTM ETF	55,734,323	95,871,375
Dow Jones Industrial Average Dividend ETF	176,351,729	122,936,649
Financial Preferred ETF	24,780,813	97,308,453
High Yield Equity Dividend AchieversTM ETF	238,075,465	390,033,766
International Dividend AchieversTM ETF	199,603,468	222,255,693
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
BuyBack AchieversTM ETF	$225,075,413	$(114,214,376)	$110,861,037	$1,684,679,024
Dividend AchieversTM ETF	266,606,688	(26,881,296)	239,725,392	532,424,622
Dow Jones Industrial Average Dividend ETF	60,226,451	(20,554,027)	39,672,424	413,804,240
Financial Preferred ETF	2,549,025	(128,554,552)	(126,005,527)	853,090,955
High Yield Equity Dividend AchieversTM ETF	114,341,847	(85,328,746)	29,013,101	1,203,255,317
International Dividend AchieversTM ETF	160,843,162	(51,924,918)	108,918,244	922,725,385
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
BuyBack AchieversTM ETF	$273,647	$(188,273,506)	$187,999,859
Dividend AchieversTM ETF	(103,446)	(45,991,780)	46,095,226
Dow Jones Industrial Average Dividend ETF	-	(39,195,230)	39,195,230
Financial Preferred ETF	1,813,337	5,806,312	(7,619,649)
High Yield Equity Dividend AchieversTM ETF	1,831,802	(63,983,148)	62,151,346
International Dividend AchieversTM ETF	(747,502)	(76,802,214)	77,549,716
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Dow Jones Industrial Average Dividend ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received

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in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco BuyBack Achievers ETF, Invesco Dividend Achievers ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco Financial Preferred ETF, Invesco High Yield Equity Dividend Achievers ETF and Invesco International Dividend Achievers ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco BuyBack Achievers ETF, Invesco Dividend Achievers ETF, Invesco Dow Jones Industrial Average Dividend ETF, Invesco Financial Preferred ETF, Invesco High Yield Equity Dividend Achievers ETF and Invesco International Dividend Achievers ETF (six of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco BuyBack AchieversTM ETF	0%	100%	100%	0%	0%
Invesco Dividend AchieversTM ETF	0%	100%	100%	0%	0%
Invesco Dow Jones Industrial Average Dividend ETF	0%	100%	100%	0%	0%
Invesco Financial Preferred ETF	0%	95%	90%	0%	0%
Invesco High Yield Equity Dividend AchieversTM ETF	0%	99%	90%	0%	0%
Invesco International Dividend AchieversTM ETF	0%	45%	1%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco International Dividend AchieversTM ETF	$0.0530	$0.9326

43

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

44

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

45

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

46

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

47

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded

48

Approval of Investment Advisory Contracts—(continued)
that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.29%

49

Approval of Investment Advisory Contracts—(continued)
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.40%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.50%
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), at least until August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%

50

Approval of Investment Advisory Contracts—(continued)
Fund	Expense Cap
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.39%
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.50%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.60%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds, except for Invesco WilderHill Clean Energy ETF, were lower than the median net advisory fees of their open-end actively-managed peer funds and that the contractual advisory fee for Invesco WilderHill Clean Energy ETF was equal to the median net advisory fee of its open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X

51

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF	X		X

52

Approval of Investment Advisory Contracts—(continued)
*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X

53

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s, Invesco Dorsey Wright Financial Momentum ETF’s, Invesco Large Cap Value ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF and Invesco S&P 500® Quality ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

54

Approval of Investment Advisory Contracts—(continued)
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

55

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

56

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-DI-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
IGPT	Invesco AI and Next Gen Software ETF
PBE	Invesco Biotechnology & Genome ETF
PKB	Invesco Building & Construction ETF
PXE	Invesco Energy Exploration & Production ETF
PBJ	Invesco Food & Beverage ETF
PEJ	Invesco Leisure and Entertainment ETF
KNCT	Invesco Next Gen Connectivity ETF
GGME	Invesco Next Gen Media and Gaming ETF
PXJ	Invesco Oil & Gas Services ETF
PJP	Invesco Pharmaceuticals ETF
PSI	Invesco Semiconductors ETF

2

Invesco AI and Next Gen Software ETF (IGPT)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-98.69%
Advertising-0.27%
Magnite, Inc.(b)(c)	27,194	$348,491
Trade Desk, Inc. (The), Class A(b)	83,361	1,966,486
		2,314,977
Aerospace & Defense-0.12%
AeroVironment, Inc.(b)(c)	5,530	1,078,461
Alternative Carriers-0.02%
Cogent Communications Holdings, Inc.	8,682	196,647
Application Software-9.52%
Adobe, Inc.(b)	77,716	19,125,907
Autodesk, Inc.(b)	40,139	9,512,943
Bentley Systems, Inc., Class B(c)	38,697	1,262,296
Braze, Inc., Class A(b)(c)	20,268	446,504
Cadence Design Systems, Inc.(b)	44,835	14,777,168
Dassault Systemes SE (France)(c)	139,717	3,146,722
DocuSign, Inc.(b)	37,918	1,743,849
DoubleVerify Holdings, Inc.(b)	25,926	285,704
Elastic N.V.(b)	17,955	833,651
Five9, Inc.(b)	14,807	254,680
Freshworks, Inc., Class A(b)	44,418	362,451
Horizon Robotics (China)(b)(c)	2,070,146	1,947,514
HubSpot, Inc.(b)	9,986	2,214,495
Nemetschek SE (Germany)	7,323	531,189
Nice Ltd. (Israel)(b)	9,754	995,543
Pegasystems, Inc.	17,605	643,463
Samsara, Inc., Class A(b)(c)	66,541	1,912,388
Strategy, Inc., Class A(b)(c)	59,469	9,839,146
Synopsys, Inc.(b)	24,048	11,605,565
Unity Software, Inc.(b)	69,678	1,840,893
		83,282,071
Casinos & Gaming-0.02%
Genius Sports Ltd. (United Kingdom)(b)	42,934	187,192
Consumer Electronics-0.55%
Garmin Ltd.	18,975	4,765,381
Data Center REITs-3.80%
Digital Realty Trust, Inc.	61,781	12,414,274
Equinix, Inc.	18,598	20,138,472
Keppel DC REIT (Singapore)	370,233	684,800
		33,237,546
Electrical Components & Equipment-1.96%
AMETEK, Inc.	30,536	7,191,228
Emerson Electric Co.	57,320	8,050,021
Nidec Corp. (Japan)(b)(c)	126,771	1,950,882
		17,192,131
Electronic Components-0.19%
Largan Precision Co. Ltd. (Taiwan)	21,180	1,700,709
Electronic Equipment & Instruments-3.22%
Cognex Corp.	31,373	1,741,515
Halma PLC (United Kingdom)	52,344	3,145,545
Hexagon AB, Class B (Sweden)(c)	362,095	3,947,681
Inficon Holding AG (Switzerland)	3,471	641,908
Keyence Corp. (Japan)	39,136	17,933,168
	Shares	Value
Electronic Equipment & Instruments-(continued)
Novanta, Inc.(b)	3,500	$453,355
RoboSense Technology Co. Ltd. (China)(b)	77,960	334,223
		28,197,395
Electronic Manufacturing Services-0.19%
Foxconn Industrial Internet Co. Ltd. (China)	98,400	913,612
IPG Photonics Corp.(b)(c)	5,979	711,023
		1,624,635
Health Care Equipment-3.41%
Intuitive Surgical, Inc.(b)	65,249	29,858,595
Health Care Services-0.09%
RadNet, Inc.(b)(c)	13,917	787,006
Industrial Machinery & Supplies & Components-0.94%
ATS Corp. (Canada)(b)	14,147	458,055
Fortive Corp.	47,074	2,814,554
Harmonic Drive Systems, Inc. (Japan)	10,966	373,490
Hiwin Technologies Corp. (Taiwan)	50,636	507,463
MINEBEA MITSUMI, Inc. (Japan)	44,654	891,916
Rainbow Robotics (South Korea)(b)	2,022	920,807
UBTech Robotics Corp Ltd. (China)(b)	47,167	646,556
Yaskawa Electric Corp. (Japan)	44,701	1,583,582
		8,196,423
Interactive Home Entertainment-0.67%
Electronic Arts, Inc.	28,799	5,828,055
Interactive Media & Services-14.11%
Alphabet, Inc., Class A	183,140	70,472,272
Baidu, Inc., A Shares (China)(b)	229,579	3,624,707
Meta Platforms, Inc., Class A	68,041	41,634,968
Pinterest, Inc., Class A(b)	110,836	2,179,036
Reddit, Inc., Class A(b)	26,435	3,892,025
Snap, Inc., Class A(b)	230,884	1,401,466
Trump Media & Technology Group Corp.(b)	31,409	287,393
		123,491,867
Internet Services & Infrastructure-1.26%
GDS Holdings Ltd., A Shares (China)(b)	177,945	938,966
NEXTDC Ltd. (Australia)(b)(c)	121,490	1,259,309
NEXTDC Ltd., Rts., expiring 05/11/2026 (Australia)(b)	22,338	24,732
Snowflake, Inc., Class A(b)	64,781	8,840,663
		11,063,670
Movies & Entertainment-0.28%
Roku, Inc., Class A(b)	21,211	2,472,354
Semiconductors-49.54%
Advanced Micro Devices, Inc.(b)	158,141	56,059,403
Alchip Technologies Ltd. (Taiwan)	14,412	1,927,677
Ambarella, Inc.(b)	8,148	560,582
ARM Holdings PLC, ADR(b)(c)	26,136	5,496,923
ASMedia Technology, Inc. (Taiwan)	6,522	286,964
Astera Labs, Inc.(b)(c)	28,766	5,601,891
Cambricon Technologies Corp. Ltd. (China)(b)	4,756	1,196,207
Credo Technology Group Holding Ltd.(b)	29,231	5,086,486
Global Unichip Corp. (Taiwan)	11,694	1,616,842
Hygon Information Technology Co. Ltd., A Shares (China)	26,215	1,151,018
Intel Corp.(b)	658,286	62,194,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
April 30, 2026
	Shares	Value
Semiconductors-(continued)
Kioxia Holdings Corp. (Japan)(b)	41,241	$9,969,066
Lattice Semiconductor Corp.(b)	25,896	3,166,563
MediaTek, Inc. (Taiwan)	303,496	25,336,346
Microchip Technology, Inc.	75,390	7,004,485
Micron Technology, Inc.	137,144	70,925,391
Nanya Technology Corp. (Taiwan)(b)	263,310	1,864,069
NVIDIA Corp.	303,554	60,580,272
QUALCOMM, Inc.	173,018	31,070,572
Silicon Laboratories, Inc.(b)	6,243	1,359,101
SK hynix, Inc. (South Korea)	88,512	78,932,230
Socionext, Inc. (Japan)	31,336	380,971
Winbond Electronics Corp. (Taiwan)	638,418	1,883,491
		433,651,411
Systems Software-0.13%
Dolby Laboratories, Inc., Class A(c)	10,691	685,721
Teradata Corp.(b)(c)	17,647	464,998
		1,150,719
Technology Hardware, Storage & Peripherals-8.40%
Gigabyte Technology Co. Ltd. (Taiwan)	77,279	672,926
Hewlett Packard Enterprise Co.	176,975	5,091,571
MiTAC Holdings Corp. (Taiwan)	189,113	495,624
NetApp, Inc.	27,939	3,094,803
Pure Storage, Inc., Class A(b)	33,533	2,395,933
Seagate Technology Holdings PLC	41,288	27,813,248
Super Micro Computer, Inc.(b)(c)	96,580	2,646,292
Western Digital Corp.	64,187	27,890,535
Wiwynn Corp. (Taiwan)	22,707	3,409,241
		73,510,173
Total Common Stocks & Other Equity Interests (Cost $493,619,009)		863,787,418
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $281,553)	281,553	$281,553
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.72% (Cost $493,900,562)		864,068,971
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.96%
Invesco Private Government Fund, 3.63%(d)(e)(f)	7,215,156	7,215,156
Invesco Private Prime Fund, 3.78%(d)(e)(f)	18,716,173	18,718,045
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,933,531)		25,933,201
TOTAL INVESTMENTS IN SECURITIES-101.68% (Cost $519,834,093)		890,002,172
OTHER ASSETS LESS LIABILITIES-(1.68)%		(14,694,240)
NET ASSETS-100.00%		$875,307,932

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,743	$36,166,631	$(36,015,821)	$-	$-	$281,553	$28,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,825,361	$158,647,057	$(161,257,262)	$-	$-	$7,215,156	$245,572 *
Invesco Private Prime Fund	25,561,595	302,410,302	(309,256,037)	(330)	2,515	18,718,045	664,331 *
Total	$35,517,699	$497,223,990	$(506,529,120)	$(330)	$2,515	$26,214,754	$938,559

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Biotechnology & Genome ETF (PBE)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Biotechnology-79.69%
Acadia Pharmaceuticals, Inc.(b)	285,787	$6,415,918
Alnylam Pharmaceuticals, Inc.(b)	38,706	11,979,120
Amgen, Inc.	33,651	11,651,659
Arrowhead Pharmaceuticals, Inc.(b)	110,374	8,110,281
BioCryst Pharmaceuticals, Inc.(b)(c)	923,458	8,458,875
Biogen, Inc.(b)	66,025	12,497,212
BioMarin Pharmaceutical, Inc.(b)	112,225	6,050,050
CareDx, Inc.(b)(c)	365,065	7,597,003
Catalyst Pharmaceuticals, Inc.(b)	290,513	8,172,131
Exelixis, Inc.(b)	155,682	6,921,622
Gilead Sciences, Inc.	87,264	11,417,622
Halozyme Therapeutics, Inc.(b)	99,880	6,358,361
Incyte Corp.(b)	127,499	12,146,830
Ionis Pharmaceuticals, Inc.(b)(c)	82,240	6,148,262
MannKind Corp.(b)(c)	1,268,504	3,589,866
Neurocrine Biosciences, Inc.(b)	53,660	7,065,412
Protagonist Therapeutics, Inc.(b)	80,415	7,958,672
PTC Therapeutics, Inc.(b)	101,877	6,628,118
Regeneron Pharmaceuticals, Inc.	16,684	11,796,589
TG Therapeutics, Inc.(b)(c)	230,335	7,780,716
United Therapeutics Corp.(b)(c)	27,212	15,547,576
Veracyte, Inc.(b)(c)	196,903	6,482,047
Vericel Corp.(b)(c)	183,726	6,380,804
		197,154,746
Life Sciences Tools & Services-12.62%
Bio-Techne Corp.(c)	122,004	6,749,261
Illumina, Inc.(b)	104,832	13,286,408
Qiagen N.V.(c)	144,898	5,010,586
Repligen Corp.(b)(c)	52,183	6,173,771
		31,220,026
Pharmaceuticals-7.75%
Collegium Pharmaceutical, Inc.(b)	155,578	5,247,646
	Shares	Value
Pharmaceuticals-(continued)
Royalty Pharma PLC, Class A	154,791	$7,753,481
Theravance Biopharma, Inc.(b)(c)	368,704	6,172,105
		19,173,232
Total Common Stocks & Other Equity Interests (Cost $208,614,532)		247,548,004
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $146,277)	146,277	146,277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $208,760,809)		247,694,281
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.12%
Invesco Private Government Fund, 3.63%(d)(e)(f)	10,392,972	10,392,972
Invesco Private Prime Fund, 3.78%(d)(e)(f)	27,001,924	27,004,624
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,398,034)		37,397,596
TOTAL INVESTMENTS IN SECURITIES-115.24% (Cost $246,158,843)		285,091,877
OTHER ASSETS LESS LIABILITIES-(15.24)%		(37,709,687)
NET ASSETS-100.00%		$247,382,190

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,392	$4,980,380	$(4,972,495)	$-	$-	$146,277	$8,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Biotechnology & Genome ETF (PBE)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,312,059	$130,761,678	$(126,680,765)	$-	$-	$10,392,972	$325,114 *
Invesco Private Prime Fund	16,313,117	269,189,212	(258,495,796)	247	(2,156)	27,004,624	875,083 *
Total	$22,763,568	$404,931,270	$(390,149,056)	$247	$(2,156)	$37,543,873	$1,208,963

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Building & Construction ETF (PKB)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Building Products-7.58%
Advanced Drainage Systems, Inc.	74,381	$11,101,364
Johnson Controls International PLC	161,055	23,518,862
		34,620,226
Construction & Engineering-26.14%
Argan, Inc.	28,384	19,016,712
Comfort Systems USA, Inc.	15,864	29,193,726
Dycom Industries, Inc.(b)	29,645	12,275,995
Fluor Corp.(b)	239,275	12,765,321
MYR Group, Inc.(b)(c)	45,539	18,434,643
Tutor Perini Corp.	147,961	13,748,536
Valmont Industries, Inc.	27,434	13,937,569
		119,372,502
Construction Materials-28.99%
Amrize Ltd.(b)	356,535	19,174,452
CRH PLC	189,903	22,488,313
Eagle Materials, Inc.(c)	54,837	11,521,802
Knife River Corp.(b)(c)	142,855	13,221,230
Martin Marietta Materials, Inc.	33,427	20,693,653
Titan America S.A. (Belgium)(b)(c)	664,305	10,954,390
United States Lime & Minerals, Inc.	113,767	12,249,293
Vulcan Materials Co.	73,276	22,110,300
		132,413,433
Electrical Components & Equipment-3.33%
Thermon Group Holdings, Inc.(b)	251,695	15,225,031
Environmental & Facilities Services-2.73%
Tetra Tech, Inc.(c)	386,422	12,489,159
Forest Products-2.36%
Louisiana-Pacific Corp.	148,987	10,755,371
Gas Utilities-2.97%
Southwest Gas Holdings, Inc.	144,382	13,579,127
Home Improvement Retail-8.73%
Home Depot, Inc. (The)	60,585	19,920,348
Lowe’s Cos., Inc.	83,613	19,965,948
		39,886,296
Homebuilding-12.02%
Champion Homes, Inc.(b)	133,392	10,168,472
	Shares	Value
Homebuilding-(continued)
Green Brick Partners, Inc.(b)(c)	162,393	$10,951,784
Installed Building Products, Inc.(c)	39,705	11,456,878
Toll Brothers, Inc.	79,594	11,313,491
TopBuild Corp.(b)	24,861	11,005,965
		54,896,590
Office Services & Supplies-2.43%
Interface, Inc.	398,544	11,111,407
Research & Consulting Services-2.68%
Jacobs Solutions, Inc.	94,443	12,221,869
Total Common Stocks & Other Equity Interests (Cost $392,530,056)		456,571,011
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $261,709)	261,709	261,709
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $392,791,765)		456,832,720
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.03%
Invesco Private Government Fund, 3.63%(d)(e)(f)	7,676,314	7,676,314
Invesco Private Prime Fund, 3.78%(d)(e)(f)	19,876,295	19,878,283
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,554,609)		27,554,597
TOTAL INVESTMENTS IN SECURITIES-106.05% (Cost $420,346,374)		484,387,317
OTHER ASSETS LESS LIABILITIES-(6.05)%		(27,643,344)
NET ASSETS-100.00%		$456,743,973

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$236,618	$3,079,889	$(3,054,798)	$-	$-	$261,709	$10,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Building & Construction ETF (PKB)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,653,855	$115,530,203	$(113,507,744)	$-	$-	$7,676,314	$191,238 *
Invesco Private Prime Fund	13,752,136	253,503,376	(247,374,410)	723	(3,542)	19,878,283	509,313 *
Total	$19,642,609	$372,113,468	$(363,936,952)	$723	$(3,542)	$27,816,306	$711,003

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Energy Exploration & Production ETF (PXE)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Gas Utilities-2.22%
National Fuel Gas Co.	35,108	$2,962,413
Integrated Oil & Gas-4.92%
Occidental Petroleum Corp.	108,574	6,577,413
Oil & Gas Exploration & Production-67.88%
Antero Resources Corp.(b)	90,923	3,569,637
APA Corp.	107,501	4,378,516
California Resources Corp.	52,770	3,602,080
Chord Energy Corp.	29,373	4,276,709
CNX Resources Corp.(b)(c)	81,884	3,186,106
ConocoPhillips	51,000	6,414,780
Crescent Energy Co., Class A	297,774	4,005,060
Devon Energy Corp.	71,092	3,651,996
Diamondback Energy, Inc.	32,672	6,718,343
EQT Corp.	96,533	5,799,703
Expand Energy Corp.	54,600	5,577,390
Gulfport Energy Corp.(b)	15,653	3,013,829
Mach Natural Resources L.P.	230,641	3,182,846
Magnolia Oil & Gas Corp., Class A(c)	113,135	3,421,202
Matador Resources Co.	60,835	3,859,372
Murphy Oil Corp.	97,615	4,076,402
Northern Oil and Gas, Inc.	113,166	3,073,589
Ovintiv, Inc.	61,416	3,780,155
Permian Resources Corp.	172,886	3,737,795
Range Resources Corp.	79,833	3,472,736
SM Energy Co.	136,991	4,250,831
Talos Energy, Inc.(b)	234,269	3,729,563
		90,778,640
Oil & Gas Refining & Marketing-24.97%
Calumet, Inc.(b)(c)	105,163	3,440,933
HF Sinclair Corp.	62,007	4,167,490
Marathon Petroleum Corp.	28,859	7,165,401
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Par Pacific Holdings, Inc.(b)	74,970	$4,923,280
Phillips 66	36,511	6,540,946
Valero Energy Corp.	28,334	7,156,602
		33,394,652
Total Common Stocks & Other Equity Interests (Cost $111,033,410)		133,713,118
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $172,264)	172,264	172,264
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $111,205,674)		133,885,382
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.31%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,349,944	2,349,944
Invesco Private Prime Fund, 3.78%(d)(e)(f)	6,089,711	6,090,320
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,440,267)		8,440,264
TOTAL INVESTMENTS IN SECURITIES-106.43% (Cost $119,645,941)		142,325,646
OTHER ASSETS LESS LIABILITIES-(6.43)%		(8,595,640)
NET ASSETS-100.00%		$133,730,006

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484	$3,308,974	$(3,246,194)	$-	$-	$172,264	$4,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Energy Exploration & Production ETF (PXE)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,995,382	$49,173,725	$(51,819,163)	$-	$-	$2,349,944	$110,765 *
Invesco Private Prime Fund	13,014,651	117,166,357	(124,090,622)	509	(575)	6,090,320	300,821 *
Total	$18,119,517	$169,649,056	$(179,155,979)	$509	$(575)	$8,612,528	$416,159

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Food & Beverage ETF (PBJ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Agricultural Products & Services-11.58%
Archer-Daniels-Midland Co.	69,933	$5,212,806
Darling Ingredients, Inc.(b)	49,253	3,163,520
Fresh Del Monte Produce, Inc.	61,065	2,558,013
		10,934,339
Brewers-2.86%
Boston Beer Co., Inc. (The), Class A(b)(c)	11,409	2,704,389
Fertilizers & Agricultural Chemicals-5.24%
Corteva, Inc.	61,010	4,942,420
Food Distributors-13.76%
Andersons, Inc. (The)	40,178	3,155,580
Sysco Corp.	52,932	3,954,550
United Natural Foods, Inc.(b)	67,357	3,369,197
US Foods Holding Corp.(b)	26,874	2,512,450
		12,991,777
Food Retail-18.81%
Albertson’s Cos., Inc., Class A(c)	139,049	2,342,976
BBB Foods, Inc., Class A (Mexico)(b)(c)	70,506	2,573,469
Ingles Markets, Inc., Class A(c)	29,201	2,671,015
Kroger Co. (The)	68,189	4,641,625
Maplebear, Inc.(b)(c)	71,496	3,027,856
Weis Markets, Inc.(c)	35,661	2,502,689
		17,759,630
Packaged Foods & Meats-30.41%
Cal-Maine Foods, Inc.(c)	30,570	2,361,838
Dole PLC	162,265	2,463,183
Hershey Co. (The)	20,663	3,837,946
Mission Produce, Inc.(b)(c)	179,433	2,486,941
Mondelez International, Inc., Class A	77,815	4,780,954
Nomad Foods Ltd. (United Kingdom)(c)	200,203	1,945,973
Post Holdings, Inc.(b)(c)	24,511	2,567,527
Seaboard Corp.(c)	521	2,962,369
Smithfield Foods, Inc.	102,232	2,686,657
Tyson Foods, Inc., Class A	40,913	2,621,296
		28,714,684
Personal Care Products-2.33%
Herbalife Ltd.(b)(c)	132,378	2,197,475
	Shares	Value
Restaurants-2.82%
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	298,575	$2,663,289
Soft Drinks & Non-alcoholic Beverages-12.14%
Coca-Cola Consolidated, Inc.	13,293	2,725,996
Monster Beverage Corp.(b)	55,610	4,285,863
PepsiCo, Inc.	28,056	4,446,595
		11,458,454
Total Common Stocks & Other Equity Interests (Cost $85,027,790)		94,366,457
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $207,461)	207,461	207,461
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $85,235,251)		94,573,918
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.93%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,293,233	6,293,233
Invesco Private Prime Fund, 3.78%(d)(e)(f)	16,304,290	16,305,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,599,226)		22,599,153
TOTAL INVESTMENTS IN SECURITIES-124.10% (Cost $107,834,477)		117,173,071
OTHER ASSETS LESS LIABILITIES-(24.10)%		(22,756,447)
NET ASSETS-100.00%		$94,416,624

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Food & Beverage ETF (PBJ)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,332	$3,096,716	$(3,090,587)	$-	$-	$207,461	$7,403
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,285,869	91,468,812	(88,461,448)	-	-	6,293,233	123,989 *
Invesco Private Prime Fund	8,543,830	164,387,229	(156,623,329)	(73)	(1,737)	16,305,920	332,732 *
Total	$12,031,031	$258,952,757	$(248,175,364)	$(73)	$(1,737)	$22,806,614	$464,124

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Leisure and Entertainment ETF (PEJ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Broadcasting-3.08%
Fox Corp., Class A(b)	118,763	$7,540,263
Cable & Satellite-3.66%
Versant Media Group, Inc.	222,727	8,951,398
Casinos & Gaming-10.14%
DraftKings, Inc., Class A(b)(c)	297,195	6,930,588
Las Vegas Sands Corp.	221,408	12,091,091
Red Rock Resorts, Inc., Class A(b)	107,616	5,806,959
		24,828,638
Food Distributors-6.77%
Sysco Corp.	135,625	10,132,544
US Foods Holding Corp.(c)	68,853	6,437,067
		16,569,611
Food Retail-3.17%
Maplebear, Inc.(b)(c)	183,194	7,758,266
Hotels, Resorts & Cruise Lines-33.06%
Airbnb, Inc., Class A(c)	96,993	13,613,937
Carnival Corp.	385,580	10,221,726
Choice Hotels International, Inc.(b)	61,017	6,045,564
Expedia Group, Inc.	61,526	15,281,213
Marriott International, Inc., Class A	35,512	12,844,335
Royal Caribbean Cruises Ltd.	38,510	10,157,398
Travel + Leisure Co.	88,656	5,732,497
Viking Holdings Ltd.(c)	86,090	7,051,632
		80,948,302
Interactive Media & Services-3.00%
TripAdvisor, Inc.(b)(c)	660,857	7,355,338
Movies & Entertainment-16.57%
Cinemark Holdings, Inc.(b)	259,090	7,648,337
Lionsgate Studios Corp.(c)	808,784	10,061,273
Madison Square Garden Entertainment Corp.(b)(c)	108,482	7,259,615
Madison Square Garden Sports Corp., Class A(c)	21,171	7,250,221
Sphere Entertainment Co.(b)(c)	58,731	8,366,231
		40,585,677
Passenger Airlines-10.21%
Allegiant Travel Co.(b)(c)	64,114	4,849,583
	Shares	Value
Passenger Airlines-(continued)
Copa Holdings S.A., Class A (Panama)(b)	45,727	$5,289,699
SkyWest, Inc.(c)	62,276	5,114,105
United Airlines Holdings, Inc.(c)	108,254	9,742,860
		24,996,247
Restaurants-10.30%
Arcos Dorados Holdings, Inc., Class A (Brazil)	765,040	6,824,157
Biglari Holdings, Inc., Class B(b)(c)	17,730	5,483,002
Brinker International, Inc.(b)(c)	47,103	7,170,961
Yum China Holdings, Inc. (China)(b)	118,719	5,751,935
		25,230,055
Total Common Stocks & Other Equity Interests (Cost $236,040,465)		244,763,795
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $400,437)	400,437	400,437
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $236,440,902)		245,164,232
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.83%
Invesco Private Government Fund, 3.63%(d)(e)(f)	16,238,512	16,238,512
Invesco Private Prime Fund, 3.78%(d)(e)(f)	42,116,833	42,121,045
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,361,159)		58,359,557
TOTAL INVESTMENTS IN SECURITIES-123.95% (Cost $294,802,061)		303,523,789
OTHER ASSETS LESS LIABILITIES-(23.95)%		(58,650,317)
NET ASSETS-100.00%		$244,873,472

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$265,533	$3,691,132	$(3,556,228)	$-	$-	$400,437	$11,185
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,133,782	216,430,727	(228,325,997)	-	-	16,238,512	559,032 *
Invesco Private Prime Fund	52,467,864	479,508,902	(489,849,301)	(1,285)	(5,135)	42,121,045	1,513,879 *
Total	$80,867,179	$699,630,761	$(721,731,526)	$(1,285)	$(5,135)	$58,759,994	$2,084,096

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Next Gen Connectivity ETF (KNCT)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Application Software-3.07%
Cadence Design Systems, Inc.(b)	3,892	$1,282,764
Datadog, Inc., Class A(b)	5,540	732,333
DocuSign, Inc.(b)	3,525	162,115
Dynatrace, Inc.(b)	5,282	191,261
Nutanix, Inc., Class A(b)	4,743	193,941
Synopsys, Inc.(b)	3,176	1,532,738
		4,095,152
Cable & Satellite-0.94%
Charter Communications, Inc., Class A(b)(c)	1,483	244,947
Comcast Corp., Class A	37,580	1,016,163
		1,261,110
Communications Equipment-10.53%
Accton Technology Corp. (Taiwan)	8,844	647,705
Arista Networks, Inc.(b)	19,251	3,324,840
Ciena Corp.(b)	2,397	1,264,609
Cisco Systems, Inc.	62,117	5,683,706
F5, Inc.(b)	960	310,944
Motorola Solutions, Inc.	2,411	1,058,501
Nokia OYJ (Finland)	92,928	1,180,193
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	49,839	593,299
		14,063,797
Construction & Engineering-0.14%
Dycom Industries, Inc.(b)	460	190,486
Data Center REITs-2.19%
Digital Realty Trust, Inc.	5,554	1,116,021
Equinix, Inc.	1,672	1,810,492
		2,926,513
Electrical Components & Equipment-0.81%
Fujikura Ltd. (Japan)	27,898	1,075,358
Electronic Components-2.29%
Amphenol Corp., Class A	13,183	1,941,460
Coherent Corp.(b)	3,031	969,041
Largan Precision Co. Ltd. (Taiwan)	1,930	154,975
		3,065,476
Electronic Equipment & Instruments-0.53%
Keysight Technologies, Inc.(b)	2,005	701,570
Electronic Manufacturing Services-0.63%
TE Connectivity PLC (Switzerland)	3,970	840,290
Integrated Telecommunication Services-8.39%
AT&T, Inc.	117,645	3,074,064
BCE, Inc. (Canada)	6,859	162,669
BT Group PLC (United Kingdom)	75,205	220,782
Cellnex Telecom S.A. (Spain)(d)	8,194	275,691
China Tower Corp. Ltd., H Shares (China)(d)	73,823	104,599
Chunghwa Telecom Co. Ltd. (Taiwan)	53,277	228,756
Deutsche Telekom AG (Germany)	40,548	1,309,058
Elisa OYJ (Finland)	2,634	127,863
NTT, Inc. (Japan)	429,788	418,239
Orange S.A. (France)	22,071	459,335
PT Telkom Indonesia (Persero) Tbk (Indonesia)	768,500	125,713
Swisscom AG (Switzerland)	248	209,578
	Shares	Value
Integrated Telecommunication Services-(continued)
Telefonica S.A. (Spain)(c)	67,565	$304,733
Telenor ASA (Norway)	10,192	167,316
Telia Co. AB (Sweden)(c)	33,842	176,576
Telstra Group Ltd. (Australia)	62,988	241,571
TELUS Corp. (Canada)	12,909	161,327
Verizon Communications, Inc.	71,786	3,447,881
		11,215,751
Internet Services & Infrastructure-1.45%
Akamai Technologies, Inc.(b)	2,521	259,613
Cloudflare, Inc., Class A(b)	5,401	1,107,043
MongoDB, Inc.(b)	1,386	347,650
Okta, Inc.(b)(c)	2,968	218,593
		1,932,899
IT Consulting & Other Services-3.62%
Accenture PLC, Class A	6,367	1,137,846
Fujitsu Ltd. (Japan)	17,371	348,326
International Business Machines Corp.	11,620	2,683,987
Kyndryl Holdings, Inc.(b)	3,612	49,918
NEC Corp. (Japan)	16,148	429,126
TIS, Inc. (Japan)	3,206	69,808
Wipro Ltd. (India)	54,384	115,880
		4,834,891
Research & Consulting Services-0.21%
Booz Allen Hamilton Holding Corp.	1,116	86,791
CACI International, Inc., Class A(b)	370	192,230
		279,021
Security & Alarm Services-0.13%
Secom Co. Ltd. (Japan)	4,752	172,854
Semiconductors-38.72%
ARM Holdings PLC, ADR(b)(c)	2,424	509,816
Broadcom, Inc.	27,031	11,283,550
Credo Technology Group Holding Ltd.(b)	3,075	535,081
Intel Corp.(b)	80,405	7,596,664
Lattice Semiconductor Corp.(b)	2,415	295,306
MACOM Technology Solutions Holdings, Inc.(b)	596	167,840
Marvell Technology, Inc.	14,868	2,455,450
Microchip Technology, Inc.	6,773	629,279
Micron Technology, Inc.	15,655	8,096,140
QUALCOMM, Inc.	18,155	3,260,275
Rambus, Inc.(b)	1,886	217,097
SK hynix, Inc. (South Korea)	6,149	5,483,486
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	153,720	10,671,530
United Microelectronics Corp. (Taiwan)	209,383	525,940
		51,727,454
Systems Software-4.49%
Check Point Software Technologies Ltd. (Israel)(b)	1,466	164,881
Commvault Systems, Inc.(b)	727	71,886
CrowdStrike Holdings, Inc., Class A(b)	4,291	1,912,713
Fortinet, Inc.(b)	10,760	907,176
Palo Alto Networks, Inc.(b)	13,891	2,490,934
Rubrik, Inc., Class A(b)(c)	2,586	137,523
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
April 30, 2026
	Shares	Value
Systems Software-(continued)
Trend Micro, Inc. (Japan)	2,308	$80,260
Zscaler, Inc.(b)	1,823	238,230
		6,003,603
Technology Hardware, Storage & Peripherals-15.12%
Apple, Inc.	35,508	9,635,096
Lite-On Technology Corp. (Taiwan)	24,197	129,742
NetApp, Inc.	3,368	373,073
Samsung Electronics Co. Ltd. (South Korea)	62,086	9,349,387
Xiaomi Corp., B Shares (China)(b)(d)	192,075	720,589
		20,207,887
Telecom Tower REITs-1.72%
American Tower Corp.	7,969	1,456,016
Crown Castle, Inc.	5,022	445,853
SBA Communications Corp., Class A	1,816	401,699
		2,303,568
Wireless Telecommunication Services-4.80%
America Movil S.A.B. de C.V., Class B (Mexico)(c)	387,625	513,749
Bharti Airtel Ltd. (India)	53,387	1,067,202
KDDI Corp. (Japan)	40,987	670,091
SoftBank Corp. (Japan)	289,053	406,444
SoftBank Group Corp. (Japan)	38,526	1,314,743
Tele2 AB, Class B (Sweden)	7,776	159,112
T-Mobile US, Inc.	9,381	1,833,986
Vodafone Group PLC (United Kingdom)	279,691	444,408
		6,409,735
Total Common Stocks & Other Equity Interests (Cost $94,532,047)		133,307,415
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $149,306)	149,306	$149,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $94,681,353)		133,456,721
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.09%
Invesco Private Government Fund, 3.63%(e)(f)(g)	404,403	404,403
Invesco Private Prime Fund, 3.78%(e)(f)(g)	1,051,135	1,051,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,455,663)		1,455,643
TOTAL INVESTMENTS IN SECURITIES-100.98% (Cost $96,137,016)		134,912,364
OTHER ASSETS LESS LIABILITIES-(0.98)%		(1,304,271)
NET ASSETS-100.00%		$133,608,093

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $1,100,879, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,591	$4,954,989	$(4,819,274)	$-	$-	$149,306	$2,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$406,458	$12,372,205	$(12,374,260)	$-	$-	$404,403	$15,696 *
Invesco Private Prime Fund	1,057,852	21,464,026	(21,470,521)	(20)	(97)	1,051,240	41,688 *
Total	$1,477,901	$38,791,220	$(38,664,055)	$(20)	$(97)	$1,604,949	$60,294

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
South Korea	11.10%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Next Gen Media and Gaming ETF (GGME)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Advertising-0.76%
Magnite, Inc.(b)	3,884	$49,774
Trade Desk, Inc. (The), Class A(b)	11,897	280,650
		330,424
Application Software-11.54%
Adobe, Inc.(b)	6,700	1,648,870
Autodesk, Inc.(b)	5,619	1,331,703
Beijing Kingsoft Office Software, Inc., A Shares (China)	750	27,773
Bentley Systems, Inc., Class B(c)	5,521	180,095
Catapult Sports Ltd. (Australia)(b)(c)	4,293	10,234
Dassault Systemes SE (France)	19,949	449,294
DoubleVerify Holdings, Inc.(b)	3,698	40,752
Iflytek Co. Ltd., A Shares (China)	2,328	16,398
Life360, Inc.(b)(c)	1,785	76,916
Nemetschek SE (Germany)	1,043	75,656
Riskified Ltd., Class A(b)	2,778	12,806
Sinch AB(b)(c)(d)	13,793	43,671
SoundHound AI, Inc., Class A(b)(c)	10,474	83,373
Unity Software, Inc.(b)	9,947	262,800
Vobile Group Ltd.(b)(c)(d)	61,922	24,927
Zoom Communications, Inc., Class A(b)	7,184	697,926
		4,983,194
Casinos & Gaming-2.79%
Aristocrat Leisure Ltd. (Australia)	16,561	568,998
DraftKings, Inc., Class A(b)	12,330	287,536
Evolution AB (Sweden)(c)(d)	3,867	271,966
Playtech PLC (United Kingdom)(c)	7,524	37,214
Sportradar Group AG (Switzerland)(b)(c)	3,100	40,455
		1,206,169
Communications Equipment-0.06%
Harmonic, Inc.(b)	2,178	24,894
Consumer Electronics-0.27%
Merry Electronics Co. Ltd. (Taiwan)	8,035	22,032
Sonos, Inc.(b)(c)	3,267	48,450
TCL Electronics Holdings Ltd. (China)	24,445	47,231
		117,713
Electronic Equipment & Instruments-0.92%
Hexagon AB, Class B (Sweden)(c)	36,363	396,442
Electronic Manufacturing Services-0.09%
GoerTek, Inc., A Shares (China)	4,900	17,762
Primax Electronics Ltd. (Taiwan)	8,379	19,472
		37,234
Interactive Home Entertainment-16.57%
Capcom Co. Ltd. (Japan)	8,141	171,721
CD Projekt S.A. (Poland)	1,627	123,803
DeNA Co. Ltd. (Japan)	1,404	22,888
Electronic Arts, Inc.	6,420	1,299,215
GungHo Online Entertainment, Inc. (Japan)	1,101	17,403
Kingsoft Corp. Ltd. (China)	28,455	84,044
Koei Tecmo Holdings Co. Ltd. (Japan)(c)	2,929	28,990
Konami Group Corp. (Japan)	2,525	302,895
Krafton, Inc. (South Korea)(b)	894	160,738
Mixi, Inc. (Japan)	951	15,695
	Shares	Value
Interactive Home Entertainment-(continued)
Modern Times Group MTG AB, Class B (Sweden)(b)	2,658	$36,079
NC Corp. (South Korea)	344	63,513
NetEase, Inc. (China)	45,480	1,064,480
Netmarble Corp. (South Korea)(d)	809	27,261
Nexon Co. Ltd. (Japan)	8,481	143,043
Nintendo Co. Ltd. (Japan)	28,354	1,385,719
Paradox Interactive AB (Sweden)	1,142	16,710
Pearl Abyss Corp. (South Korea)(b)	1,038	41,387
Roblox Corp., Class A(b)	17,888	988,491
Square Enix Holdings Co. Ltd. (Japan)	5,532	87,177
Take-Two Interactive Software, Inc.(b)	4,749	1,015,146
Ubisoft Entertainment S.A. (France)(b)(c)	2,917	17,009
XD, Inc. (China)(c)(d)	5,467	43,954
		7,157,361
Interactive Media & Services-9.97%
FuboTV, Inc., Class A(b)(c)	808	9,955
Hello Group, Inc., ADR (China)	3,229	20,149
JOYY, Inc., ADR (China)	748	44,124
Meta Platforms, Inc., Class A	5,037	3,082,191
Newborn Town, Inc. (China)(b)(c)(d)	16,318	19,239
Pinterest, Inc., Class A(b)	15,828	311,178
Reddit, Inc., Class A(b)	3,770	555,057
Snap, Inc., Class A(b)	32,962	200,079
Trump Media & Technology Group Corp.(b)	4,484	41,029
Weibo Corp., A Shares (China)	2,762	22,864
		4,305,865
Internet Services & Infrastructure-4.04%
Cloudflare, Inc., Class A(b)	8,521	1,746,549
Leisure Products-0.42%
Peloton Interactive, Inc., Class A(b)	7,009	38,199
Sankyo Co. Ltd. (Japan)	5,560	65,712
Sega Sammy Holdings, Inc. (Japan)	4,633	67,104
Tsuburaya Fields Holdings, Inc. (Japan)	1,101	10,109
		181,124
Movies & Entertainment-12.52%
China Ruyi Holdings Ltd. (China)(b)(c)	303,718	56,800
iQIYI, Inc., ADR (China)(b)(c)	12,222	14,422
NetEase Cloud Music, Inc. (China)(b)(c)(d)	2,616	38,626
Netflix, Inc.(b)	34,068	3,189,106
Roku, Inc., Class A(b)	3,533	411,806
Spotify Technology S.A. (Sweden)(b)	3,542	1,581,680
Tencent Music Entertainment Group, ADR (China)	12,599	115,533
		5,407,973
Semiconductors-27.75%
Advanced Micro Devices, Inc.(b)	16,244	5,758,336
Ambarella, Inc.(b)	1,168	80,358
Cambricon Technologies Corp. Ltd. (China)(b)	680	171,030
NVIDIA Corp.	17,540	3,500,458
QUALCOMM, Inc.	13,783	2,475,151
		11,985,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
April 30, 2026
	Shares	Value
Systems Software-0.43%
Adeia, Inc.(c)	2,814	$89,626
Dolby Laboratories, Inc., Class A(c)	1,528	98,006
		187,632
Technology Hardware, Storage & Peripherals-11.66%
Apple, Inc.	12,565	3,409,513
Clevo Co. (Taiwan)	11,053	13,470
HTC Corp. (Taiwan)(b)	18,772	24,057
Lenovo Group Ltd. (China)(c)	170,916	256,969
Logitech International S.A., Class R (Switzerland)(c)	3,518	346,960
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	1,698	14,375
Xiaomi Corp., B Shares (China)(b)(c)(d)	259,010	971,703
		5,037,047
Trading Companies & Distributors-0.15%
Xometry, Inc., Class A(b)(c)	1,276	65,420
Total Common Stocks & Other Equity Interests (Cost $45,269,260)		43,170,374
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $132,329)	132,329	132,329
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $45,401,589)		43,302,703
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.10%
Invesco Private Government Fund, 3.63%(e)(f)(g)	491,604	$491,604
Invesco Private Prime Fund, 3.78%(e)(f)(g)	1,277,447	1,277,575
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,769,216)		1,769,179
TOTAL INVESTMENTS IN SECURITIES-104.35% (Cost $47,170,805)		45,071,882
OTHER ASSETS LESS LIABILITIES-(4.35)%		(1,878,119)
NET ASSETS-100.00%		$43,193,763

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $1,441,347, which represented 3.34% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,846,740	$(3,714,411)	$-	$-	$132,329	$7,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,571,040	$30,178,480	$(31,257,916)	$-	$-	$491,604	$52,479 *
Invesco Private Prime Fund	4,091,534	66,514,881	(69,328,766)	52	(126)	1,277,575	140,669 *
Total	$5,662,574	$100,540,101	$(104,301,093)	$52	$(126)	$1,901,508	$200,192

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Oil & Gas Services ETF (PXJ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Oil & Gas Drilling-19.30%
Borr Drilling Ltd. (Mexico)(b)(c)	567,745	$3,423,502
Nabors Industries Ltd.(b)(c)	44,393	4,555,166
Noble Corp. PLC(c)	137,123	6,997,387
Patterson-UTI Energy, Inc.	414,889	5,069,944
Transocean Ltd.(b)(c)	967,664	6,599,468
		26,645,467
Oil & Gas Equipment & Services-57.58%
Archrock, Inc.	102,417	3,968,659
Baker Hughes Co., Class A	97,780	6,812,333
Bristow Group, Inc.	73,668	3,619,309
Cactus, Inc., Class A(c)	59,234	3,300,518
Expro Group Holdings N.V.(b)	194,684	3,545,196
Flowco Holdings, Inc.	153,908	3,821,536
Halliburton Co.	176,817	7,479,359
Helix Energy Solutions Group, Inc.(b)(c)	327,190	3,386,416
Innovex International, Inc.(b)(c)	119,451	3,317,154
National Energy Services Reunited Corp.(b)(c)	130,959	3,266,117
NOV, Inc.	306,767	6,276,453
Oceaneering International, Inc.(b)(c)	88,927	3,338,320
ProPetro Holding Corp.(b)	297,073	5,088,860
RPC, Inc.(c)	574,356	4,525,925
TechnipFMC PLC (United Kingdom)	96,774	7,313,211
Tidewater, Inc.(b)(c)	43,467	3,882,907
Weatherford International PLC	59,228	6,535,810
		79,478,083
Oil & Gas Storage & Transportation-23.11%
Dorian LPG Ltd.	98,239	3,787,114
Excelerate Energy, Inc., Class A(c)	81,338	2,838,696
Frontline PLC (Norway)	173,296	6,323,571
International Seaways, Inc.	49,458	4,102,541
Navigator Holdings Ltd.	171,228	3,732,770
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Okeanis Eco Tankers Corp. (Greece)(d)	65,350	$3,609,934
Scorpio Tankers, Inc. (Monaco)	47,037	3,825,519
Teekay Tankers Ltd., Class A (Canada)	46,772	3,673,941
		31,894,086
Total Common Stocks & Other Equity Interests (Cost $111,597,664)		138,017,636
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $215,212)	215,212	215,212
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $111,812,876)		138,232,848
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.62%
Invesco Private Government Fund, 3.63%(e)(f)(g)	1,954,505	1,954,505
Invesco Private Prime Fund, 3.78%(e)(f)(g)	15,463,619	15,465,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,420,110)		17,419,670
TOTAL INVESTMENTS IN SECURITIES-112.77% (Cost $129,232,986)		155,652,518
OTHER ASSETS LESS LIABILITIES-(12.77)%		(17,619,994)
NET ASSETS-100.00%		$138,032,524

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented 2.62% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,164	$2,000,985	$(1,913,937)	$-	$-	$215,212	$5,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Oil & Gas Services ETF (PXJ)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,072,755	$55,353,677	$(55,471,927)	$-	$-	$1,954,505	$96,651 *
Invesco Private Prime Fund	5,965,739	110,161,982	(100,661,218)	(132)	(1,206)	15,465,165	264,629 *
Total	$8,166,658	$167,516,644	$(158,047,082)	$(132)	$(1,206)	$17,634,882	$366,935

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Pharmaceuticals ETF (PJP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-27.38%
AbbVie, Inc.	77,024	$16,276,712
Amgen, Inc.	45,956	15,912,265
Biogen, Inc.(b)	49,927	9,450,182
Gilead Sciences, Inc.	119,177	15,593,119
Regeneron Pharmaceuticals, Inc.	12,607	8,913,905
Travere Therapeutics, Inc.(b)(c)	315,573	13,291,935
United Therapeutics Corp.(b)	20,580	11,758,383
		91,196,501
Health Care Equipment-4.18%
Abbott Laboratories	153,587	13,944,164
Life Sciences Tools & Services-0.00%
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
		-
Pharmaceuticals-68.40%
Amneal Pharmaceuticals, Inc.(b)	664,760	8,555,461
Amphastar Pharmaceuticals, Inc.(b)(c)	352,202	7,734,356
ANI Pharmaceuticals, Inc.(b)(c)	127,045	10,093,725
Bristol-Myers Squibb Co.	158,208	9,585,823
Collegium Pharmaceutical, Inc.(b)(c)	215,720	7,276,236
Corcept Therapeutics, Inc.(b)(c)	267,123	12,426,562
Eli Lilly and Co.	16,901	15,795,675
Harmony Biosciences Holdings, Inc.(b)	345,688	10,806,207
Innoviva, Inc.(b)	416,089	9,565,886
Jazz Pharmaceuticals PLC(b)(c)	56,052	11,379,677
Johnson & Johnson	71,472	16,427,839
Ligand Pharmaceuticals, Inc.(b)(c)	51,539	11,825,624
Liquidia Corp.(b)(c)	290,284	11,382,036
Merck & Co., Inc.	141,974	15,500,721
Ocular Therapeutix, Inc.(b)(c)	1,088,258	10,196,977
Perrigo Co. PLC	667,047	7,897,836
	Shares	Value
Pharmaceuticals-(continued)
Pfizer, Inc.	648,349	$17,310,918
Prestige Consumer Healthcare, Inc.(b)(c)	141,661	7,978,348
Supernus Pharmaceuticals, Inc.(b)	182,824	8,775,552
Tarsus Pharmaceuticals, Inc.(b)(c)	129,910	8,263,575
Viatris, Inc.	606,595	9,062,529
		227,841,563
Total Common Stocks & Other Equity Interests (Cost $301,417,110)		332,982,228
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $162,338)	162,338	162,338
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $301,579,448)		333,144,566
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.71%
Invesco Private Government Fund, 3.63%(e)(f)(g)	15,472,068	15,472,068
Invesco Private Prime Fund, 3.78%(e)(f)(g)	40,176,636	40,180,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,652,991)		55,652,722
TOTAL INVESTMENTS IN SECURITIES-116.72% (Cost $357,232,439)		388,797,288
OTHER ASSETS LESS LIABILITIES-(16.72)%		(55,704,269)
NET ASSETS-100.00%		$333,093,019

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$272,687	$6,119,863	$(6,230,212)	$-	$-	$162,338	$10,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Pharmaceuticals ETF (PJP)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,157,839	$166,575,029	$(166,260,800)	$-	$-	$15,472,068	$423,917 *
Invesco Private Prime Fund	39,432,164	331,490,408	(330,738,537)	1,741	(5,122)	40,180,654	1,147,659 *
Total	$54,862,690	$504,185,300	$(503,229,549)	$1,741	$(5,122)	$55,815,060	$1,581,608

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Semiconductors ETF (PSI)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Electronic Equipment & Instruments-4.86%
Advanced Energy Industries, Inc.(b)	122,609	$47,070,821
nLight, Inc.(c)	714,223	49,888,477
		96,959,298
Semiconductor Materials & Equipment-30.17%
Amkor Technology, Inc.	848,342	59,171,854
Applied Materials, Inc.	199,763	78,804,506
Camtek Ltd. (Israel)(b)(c)	251,322	48,233,718
FormFactor, Inc.(c)	409,316	55,638,324
KLA Corp.	50,173	87,820,311
Kulicke & Soffa Industries, Inc. (Singapore)	578,207	49,436,699
Lam Research Corp.	309,037	79,688,281
MKS, Inc.	163,817	46,483,074
Photronics, Inc.(c)	1,083,776	53,625,236
Teradyne, Inc.	125,143	42,982,866
		601,884,869
Semiconductors-65.00%
Advanced Micro Devices, Inc.(c)	352,912	125,103,775
Analog Devices, Inc.	115,548	46,480,338
Broadcom, Inc.	231,847	96,779,893
Cirrus Logic, Inc.(c)	283,739	46,272,156
Diodes, Inc.(c)	594,200	63,668,530
Lattice Semiconductor Corp.(c)	418,524	51,177,115
MACOM Technology Solutions Holdings, Inc.(c)	165,812	46,694,317
MaxLinear, Inc.(c)	2,255,990	159,611,293
Microchip Technology, Inc.	542,206	50,376,359
Micron Technology, Inc.	180,584	93,390,821
Monolithic Power Systems, Inc.	33,969	54,839,893
NVIDIA Corp.	391,376	78,106,908
ON Semiconductor Corp.(c)	587,955	59,271,744
Semtech Corp.(b)(c)	456,632	47,969,192
SiTime Corp.(b)(c)	101,692	57,166,158
	Shares	Value
Semiconductors-(continued)
Skyworks Solutions, Inc.	687,281	$48,226,508
Texas Instruments, Inc.	353,798	99,445,542
Tower Semiconductor Ltd. (Israel)(c)	326,762	72,230,740
		1,296,811,282
Total Common Stocks & Other Equity Interests (Cost $1,178,189,409)		1,995,655,449
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $439,634)	439,634	439,634
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,178,629,043)		1,996,095,083
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.53%
Invesco Private Government Fund, 3.63%(d)(e)(f)	25,144,432	25,144,432
Invesco Private Prime Fund, 3.78%(d)(e)(f)	65,308,418	65,314,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,459,795)		90,459,381
TOTAL INVESTMENTS IN SECURITIES-104.58% (Cost $1,269,088,838)		2,086,554,464
OTHER ASSETS LESS LIABILITIES-(4.58)%		(91,473,414)
NET ASSETS-100.00%		$1,995,081,050

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$458,979	$6,775,177	$(6,794,522)	$-	$-	$439,634	$24,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Semiconductors ETF (PSI)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,907,068	$297,919,264	$(280,681,900)	$-	$-	$25,144,432	$731,956 *
Invesco Private Prime Fund	20,577,921	574,437,108	(529,695,534)	822	(5,368)	65,314,949	1,979,382 *
Total	$28,943,968	$879,131,549	$(817,171,956)	$822	$(5,368)	$90,899,015	$2,735,553

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Assets and Liabilities
April 30, 2026

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Assets:
Unaffiliated investments in securities, at value(a)	$863,787,418	$247,548,004	$456,571,011	$133,713,118
Affiliated investments in securities, at value	26,214,754	37,543,873	27,816,306	8,612,528
Cash	-	-	-	-
Due from broker	-	5,728	-	2,993
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends	126,442	565	282,238	25,020
Securities lending	5,075	4,177	2,148	490
Investments sold	11,668,147	-	-	-
Fund shares sold	-	-	2,169,805	-
Expenses absorbed	-	-	-	2,889
Foreign tax reclaims	12,486	-	-	-
Other assets	986	856	865	782
Total assets	901,815,308	285,103,203	486,842,373	142,357,820
Liabilities:
Due to foreign custodian	1,381	-	-	-
Payable for:
Investments purchased	-	-	2,168,358	-
Collateral upon return of securities loaned	25,933,531	37,398,034	27,554,609	8,440,267
Fund shares repurchased	-	-	-	-
Accrued advisory fees	310,891	102,398	176,981	40,971
Accrued trustees’ and officer’s fees	91,208	128,365	90,546	92,779
Accrued expenses	170,365	92,216	107,906	53,797
Total liabilities	26,507,376	37,721,013	30,098,400	8,627,814
Net Assets	$875,307,932	$247,382,190	$456,743,973	$133,730,006
Net assets consist of:
Shares of beneficial interest	$658,560,490	$516,611,458	$531,292,718	$271,985,659
Distributable earnings (loss)	216,747,442	(269,229,268)	(74,548,745)	(138,255,653)
Net Assets	$875,307,932	$247,382,190	$456,743,973	$133,730,006
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,300,000	3,110,000	4,210,000	3,470,000
Net asset value	$77.46	$79.54	$108.49	$38.54
Market price	$77.77	$79.52	$108.49	$38.55
Unaffiliated investments in securities, at cost	$493,619,009	$208,614,532	$392,530,056	$111,033,410
Affiliated investments in securities, at cost	$26,215,084	$37,544,311	$27,816,318	$8,612,531
Foreign currencies, at cost	$(1,378)	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$25,599,917	$37,033,252	$27,911,399	$8,244,043
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$94,366,457	$244,763,795	$133,307,415	$43,170,374	$138,017,636	$332,982,228	$1,995,655,449
22,806,614	58,759,994	1,604,949	1,901,508	17,634,882	55,815,060	90,899,015
-	-	-	1,075	-	-	-
-	-	-	1,169	-	-	-
-	-	6,197	-	-	-	-

38,315	930	142,345	43,389	667	400,021	1,922
1,928	9,131	349	892	2,662	6,586	21,887
-	610,299	39,060	184,308	-	1,050,398	5,349,131
-	-	-	-	912,320	-	9,354,032
3,201	-	-	8,706	1,297	-	-
-	-	2,826	4,242	-	-	-
795	913	-	822	762	859	1,085
117,217,310	304,145,062	135,103,141	45,316,485	156,570,226	390,255,152	2,101,282,521

-	-	-	1,816	-	-	-

-	-	-	146	912,357	-	9,360,979
22,599,226	58,361,159	1,455,663	1,769,216	17,420,110	55,652,991	90,459,795
-	610,661	-	176,575	-	1,050,767	5,345,161
37,821	102,209	39,385	19,161	51,022	158,406	666,516
106,764	97,711	-	94,800	107,987	194,729	93,125
56,875	99,850	-	61,008	46,226	105,240	275,895
22,800,686	59,271,590	1,495,048	2,122,722	18,537,702	57,162,133	106,201,471
$94,416,624	$244,873,472	$133,608,093	$43,193,763	$138,032,524	$333,093,019	$1,995,081,050

$209,646,956	$765,262,203	$144,892,583	$153,115,594	$225,898,604	$749,737,423	$1,402,553,179
(115,230,332)	(520,388,731)	(11,284,490)	(109,921,831)	(87,866,080)	(416,644,404)	592,527,871
$94,416,624	$244,873,472	$133,608,093	$43,193,763	$138,032,524	$333,093,019	$1,995,081,050
1,880,000	4,010,000	790,000	760,000	3,025,978	3,170,000	14,930,000
$50.22	$61.07	$169.12	$56.83	$45.62	$105.08	$133.63
$50.24	$61.05	$169.75	$56.80	$45.64	$105.04	$133.63
$85,027,790	$236,040,465	$94,532,047	$45,269,260	$111,597,664	$301,417,110	$1,178,189,409
$22,806,687	$58,761,596	$1,604,969	$1,901,545	$17,635,322	$55,815,329	$90,899,429
$-	$-	$6,095	$(1,807)	$-	$-	$-
$22,484,300	$56,630,526	$1,424,224	$1,725,634	$17,088,242	$55,383,883	$92,508,429

29

Statements of Operations
For the year ended April 30, 2026

	Invesco AI and Next Gen Software ETF (IGPT)	Invesco Biotechnology & Genome ETF (PBE)	Invesco Building & Construction ETF (PKB)	Invesco Energy Exploration & Production ETF (PXE)
Investment income:
Unaffiliated dividend income	$3,181,976	$1,358,411	$2,340,575	$1,900,733
Affiliated dividend income	28,656	8,766	10,452	4,573
Securities lending income, net	55,533	354,522	37,909	89,449
Foreign withholding tax	(199,562)	(5,049)	-	-
Total investment income	3,066,603	1,716,650	2,388,936	1,994,755
Expenses:
Advisory fees	2,960,879	1,192,726	1,540,484	384,300
Sub-licensing fees	187,237	71,562	92,427	23,058
Accounting & administration fees	43,940	24,789	26,267	15,015
Professional fees	39,559	33,629	33,649	33,015
Printing fees	47,867	27,352	30,352	21,225
Custodian & transfer agent fees	33,375	5,710	5,746	5,074
Trustees’ and officer’s fees	23,667	27,687	22,340	21,787
Other expenses	28,934	13,281	11,886	11,161
Total expenses	3,365,458	1,396,736	1,763,151	514,635
Less: Waivers	(741)	(225)	(262)	(30,799)
Net expenses	3,364,717	1,396,511	1,762,889	483,836
Net investment income (loss)	(298,114)	320,139	626,047	1,510,919
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	28,260,083	9,389,052	(6,182,644)	(1,972,399)
Affiliated investment securities	2,515	(2,156)	(3,542)	(575)
In-kind redemptions	-	8,210,727	51,650,565	4,177,248
Foreign currencies	26,556	-	-	-
Net realized gain (loss)	28,289,154	17,597,623	45,464,379	2,204,274
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	360,732,071	40,097,234	68,523,221	37,003,313
Affiliated investment securities	(330)	247	723	509
Foreign currencies	(2,200)	-	-	-
Change in net unrealized appreciation (depreciation)	360,729,541	40,097,481	68,523,944	37,003,822
Net realized and unrealized gain	389,018,695	57,695,104	113,988,323	39,208,096
Net increase in net assets resulting from operations	$388,720,581	$58,015,243	$114,614,370	$40,719,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Food & Beverage ETF (PBJ)	Invesco Leisure and Entertainment ETF (PEJ)	Invesco Next Gen Connectivity ETF (KNCT)	Invesco Next Gen Media and Gaming ETF (GGME)	Invesco Oil & Gas Services ETF (PXJ)	Invesco Pharmaceuticals ETF (PJP)	Invesco Semiconductors ETF (PSI)

$1,733,141	$2,782,497	$1,039,686	$741,569	$1,016,283	$5,005,343	$4,378,221
7,403	11,185	2,910	7,044	5,655	10,032	24,215
21,163	100,010	4,246	15,732	28,278	53,333	410,254
(7,943)	-	(52,531)	(24,144)	-	-	-
1,753,764	2,893,692	994,311	740,201	1,050,216	5,068,708	4,812,690

488,118	1,506,624	264,870	608,091	212,675	1,525,567	4,875,771
29,287	90,396	-	39,525	12,760	91,532	292,541
16,868	34,402	-	22,515	12,535	26,206	55,615
33,196	34,204	-	38,460	34,110	33,721	35,441
17,719	27,705	-	22,086	16,990	23,595	43,530
4,973	8,528	-	21,922	3,927	6,599	13,813
23,962	23,670	-	22,396	23,800	37,510	25,269
13,259	14,150	-	22,825	10,764	12,101	14,939
627,382	1,739,679	264,870	797,820	327,561	1,756,831	5,356,919
(12,540)	(283)	(75)	(28,762)	(59,737)	(256)	(633)
614,842	1,739,396	264,795	769,058	267,824	1,756,575	5,356,286
1,138,922	1,154,296	729,516	(28,857)	782,392	3,312,133	(543,596)

(1,747,710)	10,172,090	1,291,932	1,602,341	(847,032)	15,387,283	(45,184,515)
(1,737)	(5,135)	(97)	(126)	(1,206)	(5,122)	(5,368)
5,152,342	43,231,656	3,536,911	14,225,568	459,675	36,712,577	332,798,497
-	-	(8,905)	(9,576)	-	-	-
3,402,895	53,398,611	4,819,841	15,818,207	(388,563)	52,094,738	287,608,614

2,917,258	19,818,306	31,824,276	(2,948,074)	38,450,002	13,491,161	840,822,510
(73)	(1,285)	(20)	52	(132)	1,741	822
-	-	(653)	(2,766)	-	-	-
2,917,185	19,817,021	31,823,603	(2,950,788)	38,449,870	13,492,902	840,823,332
6,320,080	73,215,632	36,643,444	12,867,419	38,061,307	65,587,640	1,128,431,946
$7,459,002	$74,369,928	$37,372,960	$12,838,562	$38,843,699	$68,899,773	$1,127,888,350

31

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco AI and Next Gen Software ETF (IGPT)		Invesco Biotechnology & Genome ETF (PBE)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$(298,114)	$(187,419)	$320,139	$(245,930)
Net realized gain (loss)	28,289,154	4,189,857	17,597,623	18,059,102
Change in net unrealized appreciation (depreciation)	360,729,541	(28,437,084)	40,097,481	(11,446,985)
Net increase (decrease) in net assets resulting from operations	388,720,581	(24,434,646)	58,015,243	6,366,187
Distributions to Shareholders from:
Distributable earnings	(264,527)	-	(2,775,912)	(156,987)
Shareholder Transactions:
Proceeds from shares sold	104,808,265	142,806,648	11,307,253	72,421,443
Value of shares repurchased	-	(11,894,219)	(40,448,061)	(103,152,345)
Net increase (decrease) in net assets resulting from share transactions	104,808,265	130,912,429	(29,140,808)	(30,730,902)
Net increase (decrease) in net assets	493,264,319	106,477,783	26,098,523	(24,521,702)
Net assets:
Beginning of year	382,043,613	275,565,830	221,283,667	245,805,369
End of year	$875,307,932	$382,043,613	$247,382,190	$221,283,667
Changes in Shares Outstanding:
Shares sold	1,920,000	3,090,000	140,000	1,010,000
Shares repurchased	-	(280,000)	(580,000)	(1,500,000)
Shares outstanding, beginning of year	9,380,000	6,570,000	3,550,000	4,040,000
Shares outstanding, end of year	11,300,000	9,380,000	3,110,000	3,550,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Building & Construction ETF (PKB)		Invesco Energy Exploration & Production ETF (PXE)		Invesco Food & Beverage ETF (PBJ)		Invesco Leisure and Entertainment ETF (PEJ)
2026	2025	2026	2025	2026	2025	2026	2025

$626,047	$541,524	$1,510,919	$2,801,486	$1,138,922	$1,880,936	$1,154,296	$182,792
45,464,379	36,404,160	2,204,274	(4,588,143)	3,402,895	2,491,723	53,398,611	48,816,276
68,523,944	(52,608,438)	37,003,822	(30,166,591)	2,917,185	(3,494,012)	19,817,021	(27,865,400)
114,614,370	(15,662,754)	40,719,015	(31,953,248)	7,459,002	878,647	74,369,928	21,133,668

(460,825)	(707,412)	(1,899,723)	(2,778,494)	(1,592,370)	(1,491,296)	(1,102,022)	(353,724)

380,579,838	455,284,734	59,113,231	11,219,988	30,329,893	38,868,668	175,060,463	214,494,098
(243,148,048)	(517,820,601)	(35,502,467)	(55,337,461)	(43,346,241)	(65,224,464)	(317,049,001)	(197,156,695)
137,431,790	(62,535,867)	23,610,764	(44,117,473)	(13,016,348)	(26,355,796)	(141,988,538)	17,337,403
251,585,335	(78,906,033)	62,430,056	(78,849,215)	(7,149,716)	(26,968,445)	(68,720,632)	38,117,347

205,158,638	284,064,671	71,299,950	150,149,165	101,566,340	128,534,785	313,594,104	275,476,757
$456,743,973	$205,158,638	$133,730,006	$71,299,950	$94,416,624	$101,566,340	$244,873,472	$313,594,104

3,800,000	5,950,000	1,750,000	350,000	630,000	810,000	2,960,000	4,450,000
(2,510,000)	(7,140,000)	(1,190,000)	(1,800,000)	(900,000)	(1,360,000)	(5,470,000)	(4,160,000)
2,920,000	4,110,000	2,910,000	4,360,000	2,150,000	2,700,000	6,520,000	6,230,000
4,210,000	2,920,000	3,470,000	2,910,000	1,880,000	2,150,000	4,010,000	6,520,000

33

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco Next Gen Connectivity ETF (KNCT)		Invesco Next Gen Media and Gaming ETF (GGME)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$729,516	$516,397	$(28,857)	$27,541
Net realized gain (loss)	4,819,841	5,166,064	15,818,207	5,867,213
Change in net unrealized appreciation (depreciation)	31,823,603	1,377,690	(2,950,788)	(4,315,127)
Net increase (decrease) in net assets resulting from operations	37,372,960	7,060,151	12,838,562	1,579,627
Distributions to Shareholders from:
Distributable earnings	(605,897)	(548,003)	(190,890)	(92,892)
Shareholder Transactions:
Proceeds from shares sold	76,826,036	-	5,619,801	111,380,291
Value of shares repurchased	(10,868,959)	(13,912,250)	(99,424,059)	(18,220,139)
Net increase (decrease) in net assets resulting from share transactions	65,957,077	(13,912,250)	(93,804,258)	93,160,152
Net increase (decrease) in net assets	102,724,140	(7,400,102)	(81,156,586)	94,646,887
Net assets:
Beginning of year	30,883,953	38,284,055	124,350,349	29,703,462
End of year	$133,608,093	$30,883,953	$43,193,763	$124,350,349
Changes in Shares Outstanding:
Shares sold	570,000	-	90,000	2,070,000
Shares repurchased	(80,000)	(130,000)	(1,750,000)	(370,000)
Shares outstanding, beginning of year	300,000	430,000	2,420,000	720,000
Shares outstanding, end of year	790,000	300,000	760,000	2,420,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Oil & Gas Services ETF (PXJ)		Invesco Pharmaceuticals ETF (PJP)		Invesco Semiconductors ETF (PSI)
2026	2025	2026	2025	2026	2025

$782,392	$1,539,352	$3,312,133	$2,967,029	$(543,596)	$1,274,344
(388,563)	1,208,690	52,094,738	20,823,883	287,608,614	118,102,494
38,449,870	(15,087,190)	13,492,902	(3,182,126)	840,823,332	(217,842,014)
38,843,699	(12,339,148)	68,899,773	20,608,786	1,127,888,350	(98,465,176)

(1,293,602)	(2,004,684)	(3,385,686)	(2,915,949)	(891,325)	(1,227,411)

83,901,095	24,457,037	137,483,169	20,193,044	1,292,342,493	390,355,792
(8,714,898)	(75,382,975)	(113,642,177)	(58,183,173)	(999,078,925)	(478,499,007)
75,186,197	(50,925,938)	23,840,992	(37,990,129)	293,263,568	(88,143,215)
112,736,294	(65,269,770)	89,355,079	(20,297,292)	1,420,260,593	(187,835,802)

25,296,230	90,566,000	243,737,940	264,035,232	574,820,457	762,656,259
$138,032,524	$25,296,230	$333,093,019	$243,737,940	$1,995,081,050	$574,820,457

2,180,000	790,000	1,310,000	240,000	14,670,000	6,810,000
(310,000)	(2,580,000)	(1,110,000)	(690,000)	(12,170,000)	(8,550,000)
1,155,978	2,945,978	2,970,000	3,420,000	12,430,000	14,170,000
3,025,978	1,155,978	3,170,000	2,970,000	14,930,000	12,430,000

35

Financial Highlights
Invesco AI and Next Gen Software ETF (IGPT)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$40.73	$41.94	$32.27	$32.95	$54.43
Net investment income (loss)(b)	(0.03)	(0.02)	(0.08)	0.38	0.21 (c)
Net realized and unrealized gain (loss) on investments	36.79	(1.19)	9.75	(0.63)	(19.04)
Total from investment operations	36.76	(1.21)	9.67	(0.25)	(18.83)
Distributions to shareholders from:
Net investment income	(0.03)	-	-	(0.43)	(0.24)
Net realized gains	-	-	-	-	(2.41)
Total distributions	(0.03)	-	-	(0.43)	(2.65)
Net asset value at end of year	$77.46	$40.73	$41.94	$32.27	$32.95
Market price at end of year(d)	$77.77	$40.67	$41.93	$32.26	$32.93
Net Asset Value Total Return(e)	90.27%	(2.88)%	29.97%	(0.71)%	(35.58)%
Market Price Total Return(e)	91.31%	(3.00)%	29.97%	(0.67)%	(35.59)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$875,308	$382,044	$275,566	$180,058	$240,238
Ratio to average net assets of:
Expenses, after Waivers	0.57%	0.56%	0.58%	0.63%	0.56%
Expenses, prior to Waivers	0.57%	0.56%	0.58%	0.64%	0.56%
Net investment income (loss)	(0.05)%	(0.05)%	(0.22)%	1.18%	0.44%(c)
Portfolio turnover rate(f)	26%	18%	143%	190%	209%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.36) and (0.26)%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Biotechnology & Genome ETF (PBE)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$62.33	$60.84	$62.60	$56.27	$75.35
Net investment income (loss)(a)	0.10	(0.06)	(0.10)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	17.98	1.59	(1.62)	6.39	(18.98)
Total from investment operations	18.08	1.53	(1.72)	6.33	(19.08)
Distributions to shareholders from:
Net investment income	(0.87)	(0.04)	(0.04)	-	-
Net asset value at end of year	$79.54	$62.33	$60.84	$62.60	$56.27
Market price at end of year(b)	$79.52	$62.31	$60.87	$62.59	$56.24
Net Asset Value Total Return(c)	29.08%	2.51%	(2.75)%	11.25%	(25.32)%
Market Price Total Return(c)	29.09%	2.43%	(2.69)%	11.29%	(25.32)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$247,382	$221,284	$245,805	$251,657	$208,191
Ratio to average net assets of:
Expenses	0.59%	0.58%	0.58%	0.58%	0.57%
Net investment income (loss)	0.13%	(0.10)%	(0.15)%	(0.10)%	(0.14)%
Portfolio turnover rate(d)	103%	94%	109%	71%	121%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Building & Construction ETF (PKB)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$70.26	$69.12	$47.57	$41.38	$51.43
Net investment income(a)	0.19	0.12	0.17	0.21	0.14
Net realized and unrealized gain (loss) on investments	38.19	1.17 (b)	21.57	6.18	(10.05)
Total from investment operations	38.38	1.29	21.74	6.39	(9.91)
Distributions to shareholders from:
Net investment income	(0.15)	(0.15)	(0.19)	(0.20)	(0.14)
Net asset value at end of year	$108.49	$70.26	$69.12	$47.57	$41.38
Market price at end of year(c)	$108.49	$70.22	$69.15	$47.56	$41.38
Net Asset Value Total Return(d)	54.66%	1.85%	45.81%	15.53%	(19.31)%
Market Price Total Return(d)	54.75%	1.74%	45.90%	15.50%	(19.39)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$456,744	$205,159	$284,065	$183,621	$147,322
Ratio to average net assets of:
Expenses	0.57%	0.57%	0.57%	0.62%	0.57%
Net investment income	0.20%	0.16%	0.29%	0.49%	0.29%
Portfolio turnover rate(e)	97%	151%	105%	118%	151%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco Energy Exploration & Production ETF (PXE)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$24.50	$34.44	$26.70	$27.84	$15.09
Net investment income(a)	0.59	0.76	0.76	1.01	0.51
Net realized and unrealized gain (loss) on investments	14.19	(9.92)	7.76	(1.12)	12.68
Total from investment operations	14.78	(9.16)	8.52	(0.11)	13.19
Distributions to shareholders from:
Net investment income	(0.74)	(0.78)	(0.78)	(1.03)	(0.44)
Net asset value at end of year	$38.54	$24.50	$34.44	$26.70	$27.84
Market price at end of year(b)	$38.55	$24.48	$34.44	$26.70	$27.79
Net Asset Value Total Return(c)	61.30%	(27.01)%	32.29%	(0.52)%	88.75%
Market Price Total Return(c)	61.48%	(27.07)%	32.28%	(0.34)%	88.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$133,730	$71,300	$150,149	$162,573	$264,216
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.61%	0.63%	0.60%	0.63%
Expenses, prior to Waivers	0.67%	0.61%	0.63%	0.60%	0.63%
Net investment income	1.97%	2.46%	2.48%	3.38%	2.41%
Portfolio turnover rate(d)	62%	75%	106%	94%	63%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco Food & Beverage ETF (PBJ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$47.24	$47.61	$47.20	$46.66	$41.25
Net investment income(a)	0.55	0.80	0.56	1.07 (b)	0.34
Net realized and unrealized gain (loss) on investments	3.18	(0.50)	0.55 (c)	0.40 (c)	5.46
Total from investment operations	3.73	0.30	1.11	1.47	5.80
Distributions to shareholders from:
Net investment income	(0.75)	(0.67)	(0.70)	(0.93)	(0.39)
Net asset value at end of year	$50.22	$47.24	$47.61	$47.20	$46.66
Market price at end of year(d)	$50.24	$47.20	$47.61	$47.21	$46.70
Net Asset Value Total Return(e)	8.03%	0.66%	2.43%	3.25%	14.14%
Market Price Total Return(e)	8.16%	0.57%	2.41%	3.19%	14.18%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$94,417	$101,566	$128,535	$336,047	$302,853
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.61%	0.62%	0.57%	0.63%
Expenses, prior to Waivers	0.64%	0.61%	0.62%	0.57%	0.63%
Net investment income	1.17%	1.72%	1.23%	2.36%(b)	0.78%
Portfolio turnover rate(f)	107%	139%	118%	95%	98%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.66 and 1.44%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco Leisure and Entertainment ETF (PEJ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$48.10	$44.22	$41.43	$43.29	$46.00
Net investment income(a)	0.22	0.03	0.20	0.19	0.18
Net realized and unrealized gain (loss) on investments	13.00	3.91	2.81	(1.82)	(2.68)
Total from investment operations	13.22	3.94	3.01	(1.63)	(2.50)
Distributions to shareholders from:
Net investment income	(0.25)	(0.06)	(0.22)	(0.23)	(0.21)
Net asset value at end of year	$61.07	$48.10	$44.22	$41.43	$43.29
Market price at end of year(b)	$61.05	$48.10	$44.21	$41.41	$43.29
Net Asset Value Total Return(c)	27.48%	8.91%	7.28%	(3.71)%	(5.47)%
Market Price Total Return(c)	27.44%	8.94%	7.31%	(3.75)%	(5.32)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$244,873	$313,594	$275,477	$453,621	$1,349,422
Ratio to average net assets of:
Expenses, after Waivers	0.58%	0.57%	0.57%	0.58%	0.54%
Expenses, prior to Waivers	0.58%	0.57%	0.57%	0.58%	0.55%
Net investment income	0.38%	0.07%	0.49%	0.49%	0.38%
Portfolio turnover rate(d)	168%	157%	163%	165%	153%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Next Gen Connectivity ETF (KNCT)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$102.95	$89.03	$72.33	$80.50	$85.40
Net investment income(a)	1.48	1.34	1.07	0.06	2.23 (b)
Net realized and unrealized gain (loss) on investments	65.94	13.95	16.47	(7.12)	(6.10)
Total from investment operations	67.42	15.29	17.54	(7.06)	(3.87)
Distributions to shareholders from:
Net investment income	(1.25)	(1.37)	(0.84)	(1.11)	(1.03)
Net asset value at end of year	$169.12	$102.95	$89.03	$72.33	$80.50
Market price at end of year(c)	$169.75	$102.91	$88.86	$72.28	$80.36
Net Asset Value Total Return(d)	65.89%	17.19%	24.28%	(8.77)%	(4.67)%
Market Price Total Return(d)	66.56%	17.37%	24.12%	(8.66)%	(4.91)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$133,608	$30,884	$38,284	$36,889	$45,082
Ratio to average net assets of:
Expenses, after Waivers	0.40%	0.40%	0.47%	0.63%	0.63%
Expenses, prior to Waivers	0.40%	0.40%	0.47%	0.79%	0.69%
Net investment income	1.10%	1.32%	1.30%	0.08%	2.42%(b)
Portfolio turnover rate(e)	19%	14%	119%	109%	109%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.47 and 1.60%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Next Gen Media and Gaming ETF (GGME)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$51.38	$41.25	$34.26	$40.47	$52.00
Net investment income (loss)(a)	(0.01)	0.02	0.17	0.78	0.06
Net realized and unrealized gain (loss) on investments	5.54	10.18	7.19	(6.30)	(11.42)
Total from investment operations	5.53	10.20	7.36	(5.52)	(11.36)
Distributions to shareholders from:
Net investment income	(0.08)	(0.07)	(0.37)	(0.69)	(0.17)
Net asset value at end of year	$56.83	$51.38	$41.25	$34.26	$40.47
Market price at end of year(b)	$56.80	$51.26	$41.09	$34.24	$40.43
Net Asset Value Total Return(c)	10.76%	24.72%	21.70%	(13.54)%	(21.90)%
Market Price Total Return(c)	10.95%	24.92%	21.30%	(13.50)%	(21.92)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$43,194	$124,350	$29,703	$31,862	$38,450
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.62%	0.61%	0.63%	0.63%
Expenses, prior to Waivers	0.66%	0.71%	0.83%	0.80%	0.64%
Net investment income (loss)	(0.02)%	0.05%	0.47%	2.21%	0.12%
Portfolio turnover rate(d)	27%	33%	147%	91%	99%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Oil & Gas Services ETF (PXJ)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$21.88	$30.74	$24.25	$21.65	$16.30
Net investment income(b)	0.60	0.76	0.53	0.25	0.02
Net realized and unrealized gain (loss) on investments	24.08	(8.67)	6.57	2.55 (c)	5.43
Total from investment operations	24.68	(7.91)	7.10	2.80	5.45
Distributions to shareholders from:
Net investment income	(0.94)	(0.95)	(0.61)	(0.20)	(0.10)
Net asset value at end of year	$45.62	$21.88	$30.74	$24.25	$21.65
Market price at end of year(d)	$45.64	$21.86	$30.76	$24.25	$21.65
Net Asset Value Total Return(e)	115.38%	(26.48)%	29.50%	13.10%	33.40%
Market Price Total Return(e)	115.67%	(26.60)%	29.58%	13.10%	33.00%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$138,033	$25,296	$90,566	$82,727	$67,946
Ratio to average net assets of:
Expenses, after Waivers	0.63%	0.63%	0.66%	0.63%	0.63%
Expenses, prior to Waivers	0.77%	0.67%	0.72%	0.68%	0.74%
Net investment income	1.84%	2.55%	1.85%	1.03%	0.12%
Portfolio turnover rate(f)	64%	71%	67%	64%	109%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Pharmaceuticals ETF (PJP)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$82.07	$77.20	$77.56	$75.94	$78.11
Net investment income(a)	1.04	0.92	0.74	0.67	0.73
Net realized and unrealized gain (loss) on investments	23.03	4.86	(0.36)	1.70 (b)	(2.19)
Total from investment operations	24.07	5.78	0.38	2.37	(1.46)
Distributions to shareholders from:
Net investment income	(1.06)	(0.91)	(0.74)	(0.75)	(0.71)
Net asset value at end of year	$105.08	$82.07	$77.20	$77.56	$75.94
Market price at end of year(c)	$105.04	$81.96	$77.23	$77.54	$75.97
Net Asset Value Total Return(d)	29.49%	7.45%	0.51%	3.17%	(1.91)%
Market Price Total Return(d)	29.61%	7.26%	0.58%	3.10%	(1.94)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$333,093	$243,738	$264,035	$305,601	$320,482
Ratio to average net assets of:
Expenses	0.58%	0.57%	0.56%	0.57%	0.56%
Net investment income	1.09%	1.09%	0.98%	0.88%	0.92%
Portfolio turnover rate(e)	36%	48%	36%	36%	40%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $1.58. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Semiconductors ETF (PSI)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$46.24	$53.82	$37.11	$36.44	$40.36
Net investment income (loss)(b)	(0.04)	0.09	0.12	0.20	0.12
Net realized and unrealized gain (loss) on investments	87.50	(7.58)	16.73	0.69	(3.94)
Total from investment operations	87.46	(7.49)	16.85	0.89	(3.82)
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)	(0.14)	(0.22)	(0.10)
Net asset value at end of year	$133.63	$46.24	$53.82	$37.11	$36.44
Market price at end of year(c)	$133.63	$46.21	$53.82	$37.10	$36.44
Net Asset Value Total Return(d)	189.32%	(13.95)%	45.46%	2.49%	(9.50)%
Market Price Total Return(d)	189.51%	(14.01)%	45.49%	2.48%	(9.41)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,995,081	$574,820	$762,656	$511,013	$590,310
Ratio to average net assets of:
Expenses	0.55%	0.56%	0.56%	0.57%	0.55%
Net investment income (loss)	(0.06)%	0.17%	0.25%	0.55%	0.26%
Portfolio turnover rate(e)	105%	78%	105%	108%	84%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco AI and Next Gen Software ETF (IGPT)	"AI and Next Gen Software ETF"
Invesco Biotechnology & Genome ETF (PBE)	"Biotechnology & Genome ETF"
Invesco Building & Construction ETF (PKB)	"Building & Construction ETF"
Invesco Energy Exploration & Production ETF (PXE)	"Energy Exploration & Production ETF"
Invesco Food & Beverage ETF (PBJ)	"Food & Beverage ETF"
Invesco Leisure and Entertainment ETF (PEJ)	"Leisure and Entertainment ETF"
Invesco Next Gen Connectivity ETF (KNCT)	"Next Gen Connectivity ETF"
Invesco Next Gen Media and Gaming ETF (GGME)	"Next Gen Media and Gaming ETF"
Invesco Oil & Gas Services ETF (PXJ)	"Oil & Gas Services ETF"
Invesco Pharmaceuticals ETF (PJP)	"Pharmaceuticals ETF"
Invesco Semiconductors ETF (PSI)	"Semiconductors ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
AI and Next Gen Software ETF	STOXX World AC NexGen Software Development Index
Biotechnology & Genome ETF	Dynamic Biotech & Genome Intellidex® Index
Building & Construction ETF	Dynamic Building & Construction Intellidex® Index
Energy Exploration & Production ETF	Dynamic Energy Exploration & Production Intellidex® Index
Food & Beverage ETF	Dynamic Food & Beverage Intellidex® Index
Leisure and Entertainment ETF	Dynamic Leisure & Entertainment Intellidex® Index
Next Gen Connectivity ETF	STOXX World AC NexGen Connectivity Index
Next Gen Media and Gaming ETF	STOXX World AC NexGen Media Index
Oil & Gas Services ETF	Dynamic Oil Services Intellidex® Index
Pharmaceuticals ETF	Dynamic Pharmaceutical Intellidex® Index
Semiconductors ETF	Dynamic Semiconductor Intellidex® Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day,

45

the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

46

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

47

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Next Gen Connectivity ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Each Fund (except for Next Gen Connectivity ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between

48

such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
AI and Next Gen Software ETF	$1,563
Biotechnology & Genome ETF	37,720
Building & Construction ETF	2,725
Energy Exploration & Production ETF	8,332
Food & Beverage ETF	1,084
Leisure and Entertainment ETF	7,156
Next Gen Connectivity ETF	78
Next Gen Media and Gaming ETF	386
Oil & Gas Services ETF	1,222
Pharmaceuticals ETF	3,334
Semiconductors ETF	32,137

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

49

respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that

50

investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which a Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.

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During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when investors will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund (except for Next Gen Connectivity ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Next Gen Connectivity ETF accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.40% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Next Gen Connectivity ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except Next Gen Connectivity ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”),

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through at least August 31, 2028. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase a Fund’s Expense Cap without approval of the Board of Trustees.
The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap for AI and Next Gen Software ETF, Biotechnology & Genome ETF, Building & Construction ETF, Leisure and Entertainment ETF, Pharmaceuticals ETF and Semiconductors ETF.
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
AI and Next Gen Software ETF	$741
Biotechnology & Genome ETF	225
Building & Construction ETF	262
Energy Exploration & Production ETF	30,799
Food & Beverage ETF	12,540
Leisure and Entertainment ETF	283
Next Gen Connectivity ETF	75
Next Gen Media and Gaming ETF	28,762
Oil & Gas Services ETF	59,737
Pharmaceuticals ETF	256
Semiconductors ETF	633
For each Fund (except for Next Gen Connectivity ETF), the fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of April 30, 2026 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/27	4/30/28	4/30/29
Energy Exploration & Production ETF	$30,684	$-	$-	$30,684
Food & Beverage ETF	12,351	-	-	12,351
Next Gen Media and Gaming ETF	160,408	69,227	48,227	42,954
Oil & Gas Services ETF	122,398	39,985	22,822	59,591
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
AI and Next Gen Software ETF	STOXX Ltd.
Biotechnology & Genome ETF	ICE Data Indices, LLC
Building & Construction ETF	ICE Data Indices, LLC
Energy Exploration & Production ETF	ICE Data Indices, LLC
Food & Beverage ETF	ICE Data Indices, LLC
Leisure and Entertainment ETF	ICE Data Indices, LLC
Next Gen Connectivity ETF	STOXX Ltd.
Next Gen Media and Gaming ETF	STOXX Ltd.
Oil & Gas Services ETF	ICE Data Indices, LLC
Pharmaceuticals ETF	ICE Data Indices, LLC
Semiconductors ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
AI and Next Gen Software ETF	$10,761
Biotechnology & Genome ETF	67,219
Building & Construction ETF	16,063
Energy Exploration & Production ETF	11,409
Food & Beverage ETF	27,886
Leisure and Entertainment ETF	107,544
Next Gen Connectivity ETF	389
Next Gen Media and Gaming ETF	2,941
Oil & Gas Services ETF	19,867
Pharmaceuticals ETF	26,114
Semiconductors ETF	43,771
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

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Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$686,019,722	$177,767,696	$-	$863,787,418
Money Market Funds	281,553	25,933,201	-	26,214,754
Total Investments	$686,301,275	$203,700,897	$-	$890,002,172
Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$247,548,004	$-	$-	$247,548,004
Money Market Funds	146,277	37,397,596	-	37,543,873
Total Investments	$247,694,281	$37,397,596	$-	$285,091,877
Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$456,571,011	$-	$-	$456,571,011
Money Market Funds	261,709	27,554,597	-	27,816,306
Total Investments	$456,832,720	$27,554,597	$-	$484,387,317
Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$133,713,118	$-	$-	$133,713,118
Money Market Funds	172,264	8,440,264	-	8,612,528
Total Investments	$133,885,382	$8,440,264	$-	$142,325,646
Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$94,366,457	$-	$-	$94,366,457
Money Market Funds	207,461	22,599,153	-	22,806,614
Total Investments	$94,573,918	$22,599,153	$-	$117,173,071
Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$244,763,795	$-	$-	$244,763,795
Money Market Funds	400,437	58,359,557	-	58,759,994
Total Investments	$245,164,232	$58,359,557	$-	$303,523,789
Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,127,147	$40,180,268	$-	$133,307,415
Money Market Funds	149,306	1,455,643	-	1,604,949
Total Investments	$93,276,453	$41,635,911	$-	$134,912,364
Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,207,777	$7,962,597	$-	$43,170,374
Money Market Funds	132,329	1,769,179	-	1,901,508
Total Investments	$35,340,106	$9,731,776	$-	$45,071,882

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	Level 1	Level 2	Level 3	Total
Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$138,017,636	$-	$-	$138,017,636
Money Market Funds	215,212	17,419,670	-	17,634,882
Total Investments	$138,232,848	$17,419,670	$-	$155,652,518
Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$332,982,228	$-	$0	$332,982,228
Money Market Funds	162,338	55,652,722	-	55,815,060
Total Investments	$333,144,566	$55,652,722	$0	$388,797,288
Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,995,655,449	$-	$-	$1,995,655,449
Money Market Funds	439,634	90,459,381	-	90,899,015
Total Investments	$1,996,095,083	$90,459,381	$-	$2,086,554,464
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
AI and Next Gen Software ETF	$264,527	$-
Biotechnology & Genome ETF	2,775,912	156,987
Building & Construction ETF	460,825	707,412
Energy Exploration & Production ETF	1,899,723	2,778,494
Food & Beverage ETF	1,592,370	1,491,296
Leisure and Entertainment ETF	1,102,022	353,724
Next Gen Connectivity ETF	605,897	548,003
Next Gen Media and Gaming ETF	190,890	92,892
Oil & Gas Services ETF	1,293,602	2,004,684
Pharmaceuticals ETF	3,385,686	2,915,949
Semiconductors ETF	891,325	1,227,411

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
AI and Next Gen Software ETF	$-	$(90,405)	$362,629,530	$1,296	$(145,792,979)	$-	$658,560,490	$875,307,932
Biotechnology & Genome ETF	2,523,382	(127,801)	34,845,689	-	(306,470,538)	-	516,611,458	247,382,190
Building & Construction ETF	180,474	(89,927)	60,259,758	-	(134,899,050)	-	531,292,718	456,743,973
Energy Exploration & Production ETF	87,674	(92,310)	21,126,023	-	(159,377,040)	-	271,985,659	133,730,006
Food & Beverage ETF	16,613	(106,267)	9,190,072	-	(124,330,750)	-	209,646,956	94,416,624
Leisure and Entertainment ETF	68,575	(97,030)	8,530,484	-	(528,890,760)	-	765,262,203	244,873,472
Next Gen Connectivity ETF	588,611	-	38,069,122	634	(49,942,857)	-	144,892,583	133,608,093
Next Gen Media and Gaming ETF	-	(94,248)	(2,536,417)	664	(107,291,830)	-	153,115,594	43,193,763
Oil & Gas Services ETF	-	(107,549)	26,111,297	-	(113,655,573)	(214,255)	225,898,604	138,032,524
Pharmaceuticals ETF	158,763	(194,157)	28,658,039	-	(445,267,049)	-	749,737,423	333,093,019
Semiconductors ETF	-	(92,212)	811,752,702	-	(218,605,338)	(527,281)	1,402,553,179	1,995,081,050

56

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
AI and Next Gen Software ETF	$145,196,270	$596,709	$145,792,979
Biotechnology & Genome ETF	265,872,341	40,598,197	306,470,538
Building & Construction ETF	128,786,754	6,112,296	134,899,050
Energy Exploration & Production ETF	109,421,357	49,955,683	159,377,040
Food & Beverage ETF	111,571,403	12,759,347	124,330,750
Leisure and Entertainment ETF	441,430,267	87,460,493	528,890,760
Next Gen Connectivity ETF	44,216,449	5,726,408	49,942,857
Next Gen Media and Gaming ETF	90,147,611	17,144,219	107,291,830
Oil & Gas Services ETF	60,758,537	52,897,036	113,655,573
Pharmaceuticals ETF	168,567,239	276,699,810	445,267,049
Semiconductors ETF	204,070,996	14,534,342	218,605,338

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
AI and Next Gen Software ETF	$153,092,333	$155,819,685
Biotechnology & Genome ETF	246,291,078	248,636,008
Building & Construction ETF	304,666,599	301,404,566
Energy Exploration & Production ETF	49,364,795	49,376,132
Food & Beverage ETF	104,470,544	104,723,024
Leisure and Entertainment ETF	503,988,680	502,718,036
Next Gen Connectivity ETF	24,726,081	12,587,720
Next Gen Media and Gaming ETF	31,952,956	38,211,549
Oil & Gas Services ETF	29,750,032	30,038,608
Pharmaceuticals ETF	107,191,246	107,133,433
Semiconductors ETF	1,037,434,631	1,041,053,754
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
AI and Next Gen Software ETF	$95,569,776	$-
Biotechnology & Genome ETF	11,307,863	40,467,374
Building & Construction ETF	380,259,896	246,043,246
Energy Exploration & Production ETF	59,088,091	35,493,061
Food & Beverage ETF	30,301,469	43,369,270
Leisure and Entertainment ETF	175,040,702	318,159,838
Next Gen Connectivity ETF	62,411,806	8,678,443
Next Gen Media and Gaming ETF	5,147,165	92,692,880
Oil & Gas Services ETF	83,758,572	8,710,523
Pharmaceuticals ETF	137,530,768	113,627,812
Semiconductors ETF	1,292,455,528	996,125,298
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

57

As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
AI and Next Gen Software ETF	$409,659,078	$(47,029,548)	$362,629,530	$527,372,642
Biotechnology & Genome ETF	50,380,476	(15,534,787)	34,845,689	250,246,188
Building & Construction ETF	77,190,447	(16,930,689)	60,259,758	424,127,559
Energy Exploration & Production ETF	23,258,806	(2,132,783)	21,126,023	121,199,623
Food & Beverage ETF	11,558,888	(2,368,816)	9,190,072	107,982,999
Leisure and Entertainment ETF	20,107,904	(11,577,420)	8,530,484	294,993,305
Next Gen Connectivity ETF	41,739,056	(3,669,934)	38,069,122	96,843,242
Next Gen Media and Gaming ETF	6,486,771	(9,023,188)	(2,536,417)	47,608,299
Oil & Gas Services ETF	26,617,678	(506,381)	26,111,297	129,541,221
Pharmaceuticals ETF	54,673,140	(26,015,101)	28,658,039	360,139,249
Semiconductors ETF	817,466,040	(5,713,338)	811,752,702	1,274,801,762
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, foreign currency transactions, in-kind transactions and passive foreign investment companies, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
AI and Next Gen Software ETF	$285,251	$(26,556)	$(258,695)
Biotechnology & Genome ETF	1,341,509	(8,997,278)	7,655,769
Building & Construction ETF	-	(50,538,459)	50,538,459
Energy Exploration & Production ETF	165,333	(3,376,742)	3,211,409
Food & Beverage ETF	-	(5,044,357)	5,044,357
Leisure and Entertainment ETF	-	(43,025,980)	43,025,980
Next Gen Connectivity ETF	9,468	(3,528,804)	3,519,336
Next Gen Media and Gaming ETF	250,652	(13,668,642)	13,417,990
Oil & Gas Services ETF	1,379,543	(651,410)	(728,133)
Pharmaceuticals ETF	-	(35,612,587)	35,612,587
Semiconductors ETF	838,046	(328,613,260)	327,775,214
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Next Gen Connectivity ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received

58

in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

59

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco Energy Exploration & Production ETF, Invesco Food & Beverage ETF, Invesco Leisure and Entertainment ETF, Invesco Next Gen Connectivity ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF and Invesco Semiconductors ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco AI and Next Gen Software ETF, Invesco Biotechnology & Genome ETF, Invesco Building & Construction ETF, Invesco Energy Exploration & Production ETF, Invesco Food & Beverage ETF, Invesco Leisure and Entertainment ETF, Invesco Next Gen Connectivity ETF, Invesco Next Gen Media and Gaming ETF, Invesco Oil & Gas Services ETF, Invesco Pharmaceuticals ETF and Invesco Semiconductors ETF (eleven of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

60

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco AI and Next Gen Software ETF	0%	100%	100%	0%	0%
Invesco Biotechnology & Genome ETF	0%	47%	35%	0%	0%
Invesco Building & Construction ETF	0%	100%	100%	0%	0%
Invesco Energy Exploration & Production ETF	0%	100%	100%	0%	0%
Invesco Food & Beverage ETF	0%	100%	100%	0%	0%
Invesco Leisure and Entertainment ETF	0%	100%	100%	0%	0%
Invesco Next Gen Connectivity ETF	0%	78%	48%	0%	0%
Invesco Next Gen Media and Gaming ETF	0%	100%	100%	0%	0%
Invesco Oil & Gas Services ETF	0%	12%	6%	0%	0%
Invesco Pharmaceuticals ETF	0%	100%	100%	0%	0%
Invesco Semiconductors ETF	0%	6%	6%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

61

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

62

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

63

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

64

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

65

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded

66

Approval of Investment Advisory Contracts—(continued)
that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.29%

67

Approval of Investment Advisory Contracts—(continued)
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.40%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.50%
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), at least until August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%

68

Approval of Investment Advisory Contracts—(continued)
Fund	Expense Cap
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.39%
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.50%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.60%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds, except for Invesco WilderHill Clean Energy ETF, were lower than the median net advisory fees of their open-end actively-managed peer funds and that the contractual advisory fee for Invesco WilderHill Clean Energy ETF was equal to the median net advisory fee of its open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X

69

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF	X		X

70

Approval of Investment Advisory Contracts—(continued)
*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X

71

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s, Invesco Dorsey Wright Financial Momentum ETF’s, Invesco Large Cap Value ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF and Invesco S&P 500® Quality ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

72

Approval of Investment Advisory Contracts—(continued)
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

73

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

74

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-IND-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
RSP	Invesco S&P 500® Equal Weight ETF
RSPC	Invesco S&P 500® Equal Weight Communication Services ETF
RSPD	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
RSPS	Invesco S&P 500® Equal Weight Consumer Staples ETF
RSPG	Invesco S&P 500® Equal Weight Energy ETF
RSPF	Invesco S&P 500® Equal Weight Financials ETF
RSPH	Invesco S&P 500® Equal Weight Health Care ETF
RSPN	Invesco S&P 500® Equal Weight Industrials ETF
RSPM	Invesco S&P 500® Equal Weight Materials ETF
RSPR	Invesco S&P 500® Equal Weight Real Estate ETF
RSPT	Invesco S&P 500® Equal Weight Technology ETF
RSPU	Invesco S&P 500® Equal Weight Utilities ETF
GRPM	Invesco S&P MidCap 400® GARP ETF

2

Invesco S&P 500® Equal Weight ETF (RSP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-3.78%
Alphabet, Inc., Class A	304,083	$117,011,138
Alphabet, Inc., Class C	244,000	93,193,360
AT&T, Inc.	6,226,430	162,696,616
Charter Communications, Inc., Class A(b)(c)	754,577	124,633,483
Comcast Corp., Class A	5,533,044	149,613,510
EchoStar Corp., Class A(b)(c)	1,508,832	185,797,572
Electronic Arts, Inc.	845,795	171,163,534
Fox Corp., Class A(c)	1,782,411	113,165,274
Fox Corp., Class B	1,257,192	71,685,088
Live Nation Entertainment, Inc.(b)(c)	1,019,787	161,065,159
Meta Platforms, Inc., Class A	258,356	158,090,620
Netflix, Inc.(b)	1,782,375	166,848,124
News Corp., Class A	5,081,500	133,745,080
News Corp., Class B(c)	1,677,212	51,121,422
Omnicom Group, Inc.(c)	2,112,613	162,079,669
Paramount Skydance Corp.(c)	17,016,286	174,246,769
Take-Two Interactive Software, Inc.(b)	801,045	171,231,379
TKO Group Holdings, Inc.(c)	837,568	155,863,029
T-Mobile US, Inc.	792,818	154,995,919
Trade Desk, Inc. (The), Class A(b)(c)	6,200,654	146,273,428
Verizon Communications, Inc.	3,339,618	160,401,853
Walt Disney Co. (The)	1,676,328	173,919,030
Warner Bros. Discovery, Inc.(b)	6,081,891	164,515,152
		3,323,356,208
Consumer Discretionary-9.22%
Airbnb, Inc., Class A(b)	1,268,061	177,985,042
Amazon.com, Inc.(b)	795,781	210,929,712
Aptiv PLC(b)	2,775,359	167,243,133
AutoZone, Inc.(b)	45,613	168,951,920
Best Buy Co., Inc.(c)	2,677,828	161,981,816
Booking Holdings, Inc.	978,677	164,770,060
Carnival Corp.(c)(d)	6,512,790	172,654,063
Carvana Co.(b)(c)	546,753	216,404,837
Chipotle Mexican Grill, Inc.(b)	4,996,524	169,831,851
D.R. Horton, Inc.	1,186,016	182,480,422
Darden Restaurants, Inc.(c)	831,438	166,753,205
Deckers Outdoor Corp.(b)	1,646,378	168,259,832
Domino’s Pizza, Inc.(c)	430,030	145,960,783
DoorDash, Inc., Class A(b)	998,107	168,330,746
eBay, Inc.	1,844,651	190,884,485
Expedia Group, Inc.	734,284	182,374,117
Ford Motor Co.	13,967,507	168,727,485
Garmin Ltd.	716,874	180,035,736
General Motors Co.	2,261,332	173,873,817
Genuine Parts Co.(c)	1,548,791	166,076,859
Hasbro, Inc.	1,795,580	172,088,387
Hilton Worldwide Holdings, Inc.	570,129	184,761,705
Home Depot, Inc. (The)	482,139	158,527,303
Las Vegas Sands Corp.	3,087,462	168,606,300
Lennar Corp., Class A	1,752,535	158,253,911
Lowe’s Cos., Inc.	685,085	163,591,447
lululemon athletica, Inc.(b)	1,039,074	143,080,490
Marriott International, Inc., Class A	518,236	187,440,779
McDonald’s Corp.	520,141	152,708,196
MGM Resorts International(b)(c)	4,659,700	181,448,718
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B(c)	3,038,781	$134,800,325
Norwegian Cruise Line Holdings Ltd.(b)(c)	8,271,480	150,375,506
NVR, Inc.(b)	25,507	161,098,896
O’Reilly Automotive, Inc.(b)	1,792,482	178,172,711
Pool Corp.(c)	801,830	171,046,376
PulteGroup, Inc.	1,370,855	167,737,818
Ralph Lauren Corp.	499,196	179,031,653
Ross Stores, Inc.	794,916	181,073,916
Royal Caribbean Cruises Ltd.(c)	590,149	155,657,700
Starbucks Corp.	1,667,307	175,617,446
Tapestry, Inc.	1,163,063	168,690,658
Tesla, Inc.(b)	414,613	158,228,759
TJX Cos., Inc. (The)	1,071,150	167,902,763
Tractor Supply Co.(c)	3,420,908	120,073,871
Ulta Beauty, Inc.(b)	259,240	139,336,315
Williams-Sonoma, Inc.	911,102	165,100,793
Wynn Resorts Ltd.(c)	1,691,230	181,147,645
Yum! Brands, Inc.	1,080,097	172,437,486
		8,102,547,794
Consumer Staples-6.73%
Altria Group, Inc.	2,549,655	185,232,436
Archer-Daniels-Midland Co.(c)	2,387,666	177,976,624
Brown-Forman Corp., Class B(c)	6,982,807	179,946,936
Bunge Global S.A.	1,377,879	175,087,085
Campbell’s Co. (The)(c)	7,371,224	153,247,747
Casey’s General Stores, Inc.	225,035	185,012,525
Church & Dwight Co., Inc.	1,696,997	164,710,529
Clorox Co. (The)(c)	1,508,809	145,509,540
Coca-Cola Co. (The)	2,178,779	171,600,634
Colgate-Palmolive Co.	1,887,256	161,096,172
Conagra Brands, Inc.	9,960,905	142,938,987
Constellation Brands, Inc., Class A	1,127,783	176,588,262
Costco Wholesale Corp.	170,518	172,995,627
Dollar General Corp.	1,168,151	135,365,338
Dollar Tree, Inc.(b)(c)	1,493,138	144,998,631
Estee Lauder Cos., Inc. (The), Class A(c)	1,848,700	141,813,777
General Mills, Inc.(c)	4,160,211	146,897,050
Hershey Co. (The)	776,393	144,207,236
Hormel Foods Corp.	7,344,470	157,685,771
J.M. Smucker Co. (The)	1,571,784	154,081,986
Kenvue, Inc.	9,583,011	167,990,183
Keurig Dr Pepper, Inc.(c)	6,122,918	180,013,789
Kimberly-Clark Corp.	1,690,519	166,397,785
Kraft Heinz Co. (The)	7,309,738	165,638,663
Kroger Co. (The)(c)	2,342,793	159,473,920
McCormick & Co., Inc.	2,824,012	143,572,770
Molson Coors Beverage Co., Class B(c)	3,761,301	160,758,005
Mondelez International, Inc., Class A	3,055,069	187,703,439
Monster Beverage Corp.(b)	2,181,854	168,155,488
PepsiCo, Inc.	1,056,603	167,461,009
Philip Morris International, Inc. (Switzerland)	1,014,278	167,426,869
Procter & Gamble Co. (The)	1,103,324	162,287,927
Sysco Corp.	2,001,499	149,531,990
Target Corp.	1,423,647	184,718,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2026
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	2,829,562	$181,290,037
Walmart, Inc.	1,369,412	180,666,525
		5,910,079,490
Energy-4.55%
APA Corp.	5,133,987	209,107,291
Baker Hughes Co., Class A	2,867,932	199,808,823
Chevron Corp.	882,518	170,599,627
ConocoPhillips(d)	1,446,029	181,881,528
Coterra Energy, Inc.(d)	5,393,968	193,697,391
Devon Energy Corp.	3,729,217	191,569,877
Diamondback Energy, Inc.(c)	957,691	196,930,000
EOG Resources, Inc.	1,276,028	179,371,256
EQT Corp.	2,649,711	159,194,637
Expand Energy Corp.	1,557,828	159,132,130
Exxon Mobil Corp.	1,115,706	172,186,907
Halliburton Co.	4,706,489	199,084,485
Kinder Morgan, Inc.	5,112,474	168,047,020
Marathon Petroleum Corp.	746,212	185,276,978
Occidental Petroleum Corp.	3,044,303	184,423,876
ONEOK, Inc.	1,971,957	182,327,144
Phillips 66	997,728	178,742,971
SLB Ltd.	3,510,741	199,690,948
Targa Resources Corp.	715,679	186,133,794
Texas Pacific Land Corp.(c)	322,802	143,217,563
Valero Energy Corp.	732,011	184,891,338
Williams Cos., Inc. (The)(c)	2,273,074	173,458,277
		3,998,773,861
Financials-15.52%
Aflac, Inc.	1,546,909	175,837,146
Allstate Corp. (The)	822,573	178,712,210
American Express Co.	552,651	178,533,906
American International Group, Inc.	2,169,129	162,250,849
Ameriprise Financial, Inc.	375,528	178,296,939
Aon PLC, Class A	534,195	166,481,872
Apollo Global Management, Inc.(c)	1,594,092	205,191,522
Arch Capital Group Ltd.(b)	1,783,846	168,502,093
Ares Management Corp., Class A(c)	1,634,716	191,915,658
Arthur J. Gallagher & Co.(c)	805,735	166,303,704
Assurant, Inc.	780,443	184,395,268
Bank of America Corp.	3,485,759	186,348,676
Bank of New York Mellon Corp. (The)(c)	1,444,581	194,108,349
Berkshire Hathaway, Inc., Class B(b)	342,630	162,269,568
BlackRock, Inc.	177,976	189,651,226
Blackstone, Inc., Class A	1,577,267	198,073,190
Block, Inc., Class A(b)	2,617,474	184,558,092
Brown & Brown, Inc.(c)	2,473,816	148,800,032
Capital One Financial Corp.	929,841	177,878,583
Cboe Global Markets, Inc.	595,373	178,665,484
Charles Schwab Corp. (The)	1,825,064	167,248,865
Chubb Ltd.	524,185	171,408,495
Cincinnati Financial Corp.(c)	1,031,241	168,711,028
Citigroup, Inc.	1,548,936	198,232,829
Citizens Financial Group, Inc.	2,890,086	188,000,094
CME Group, Inc., Class A	557,533	160,469,148
Coinbase Global, Inc., Class A(b)(c)	851,602	159,905,308
Corpay, Inc.(b)(c)	511,835	156,862,072
Erie Indemnity Co., Class A(c)	697,059	152,607,127
Everest Group Ltd.(c)	526,307	187,765,285
	Shares	Value
Financials-(continued)
FactSet Research Systems, Inc.(c)	822,967	$187,290,830
Fidelity National Information Services, Inc.	3,372,122	156,904,837
Fifth Third Bancorp	3,756,716	190,690,904
Fiserv, Inc.(b)	2,891,265	181,137,752
Franklin Resources, Inc.(c)	6,773,659	203,006,560
Global Payments, Inc.	2,322,499	167,127,028
Globe Life, Inc.	1,199,464	185,077,295
Goldman Sachs Group, Inc. (The)	205,363	189,708,179
Hartford Insurance Group, Inc. (The)	1,253,015	171,424,982
Huntington Bancshares, Inc.	10,815,086	181,260,841
Interactive Brokers Group, Inc., Class A	2,472,942	196,598,889
Intercontinental Exchange, Inc.	1,077,145	170,285,853
Invesco Ltd.(e)	7,061,262	185,075,677
Jack Henry & Associates, Inc.(c)	1,013,236	155,785,035
JPMorgan Chase & Co.	588,651	184,383,153
KeyCorp	8,606,184	190,282,728
KKR & Co., Inc., Class A	1,940,793	202,502,342
Loews Corp.	1,554,902	175,097,514
M&T Bank Corp.(c)	832,601	182,031,557
Marsh & McLennan Cos., Inc.	972,138	163,037,264
Mastercard, Inc., Class A	335,839	168,900,150
MetLife, Inc.	2,417,124	193,611,632
Moody’s Corp.	379,172	175,120,588
Morgan Stanley	1,061,363	202,285,174
MSCI, Inc.	309,418	182,992,899
Nasdaq, Inc.	1,978,085	181,805,792
Northern Trust Corp.	1,200,247	199,649,086
PayPal Holdings, Inc.	3,711,641	186,101,680
PNC Financial Services Group, Inc. (The)	822,384	183,391,632
Principal Financial Group, Inc.(c)	1,918,111	193,556,581
Progressive Corp. (The)	841,020	169,280,506
Prudential Financial, Inc.	1,781,836	174,815,930
Raymond James Financial, Inc.	1,140,812	180,613,356
Regions Financial Corp.	6,452,434	184,216,991
Robinhood Markets, Inc., Class A(b)(c)	2,149,763	156,696,225
S&P Global, Inc.	394,441	170,094,792
State Street Corp.	1,342,193	205,140,778
Synchrony Financial	2,593,287	197,608,469
T. Rowe Price Group, Inc.(c)	1,893,302	194,782,910
TPG, Inc.(b)(f)	2,281,279	0
Travelers Cos., Inc. (The)	565,326	172,503,576
Truist Financial Corp.	3,704,994	190,807,191
U.S. Bancorp	3,238,390	183,487,177
Visa, Inc., Class A	547,815	180,691,300
W.R. Berkley Corp.(c)	2,492,243	166,556,600
Wells Fargo & Co.	2,201,093	180,995,877
Willis Towers Watson PLC	583,284	149,437,361
		13,631,838,091
Health Care-10.88%
Abbott Laboratories	1,533,868	139,259,876
AbbVie, Inc.	742,904	156,990,473
Agilent Technologies, Inc.	1,465,383	169,325,006
Align Technology, Inc.(b)	968,227	170,417,634
Amgen, Inc.	448,373	155,249,151
Baxter International, Inc.(c)	9,370,720	164,737,258
Becton, Dickinson and Co.	1,036,601	154,495,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2026
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)(c)	888,064	$168,092,754
Bio-Techne Corp.(c)	3,157,181	174,655,253
Boston Scientific Corp.(b)	2,429,384	139,956,812
Bristol-Myers Squibb Co.	2,819,624	170,841,018
Cardinal Health, Inc.	785,145	151,438,768
Cencora, Inc.	482,926	148,746,037
Centene Corp.(b)	4,716,931	253,252,025
Charles River Laboratories International, Inc.(b)	1,001,564	167,231,141
Cigna Group (The)	648,238	188,364,998
Cooper Cos., Inc. (The)(b)(c)	2,293,065	144,233,788
CVS Health Corp.	2,233,520	186,029,881
Danaher Corp.	867,006	155,150,724
DaVita, Inc.(b)(c)	1,092,900	169,552,506
Dexcom, Inc.(b)	2,550,834	151,902,165
Edwards Lifesciences Corp.(b)	1,987,825	165,983,387
Elevance Health, Inc.	583,797	219,752,867
Eli Lilly and Co.	169,187	158,122,170
GE HealthCare Technologies, Inc.	2,328,088	141,640,874
Gilead Sciences, Inc.	1,158,341	151,557,336
HCA Healthcare, Inc.	315,105	136,897,367
Henry Schein, Inc.(b)(c)	2,210,778	164,901,931
Humana, Inc.	989,338	233,919,077
IDEXX Laboratories, Inc.(b)	281,670	157,960,536
Incyte Corp.(b)	1,787,250	170,271,307
Insulet Corp.(b)	708,450	121,952,583
Intuitive Surgical, Inc.(b)	343,285	157,090,649
IQVIA Holdings, Inc.(b)	985,626	156,093,590
Johnson & Johnson	696,019	159,979,967
Labcorp Holdings, Inc.	626,072	160,775,290
McKesson Corp.	181,265	147,767,228
Medtronic PLC	1,901,130	153,934,496
Merck & Co., Inc.	1,455,204	158,879,173
Mettler-Toledo International, Inc.(b)	137,817	175,938,560
Moderna, Inc.(b)(c)	3,023,243	138,887,783
Pfizer, Inc.	6,194,748	165,399,772
Quest Diagnostics, Inc.	843,488	163,805,370
Regeneron Pharmaceuticals, Inc.	218,402	154,423,318
ResMed, Inc.(c)	704,648	150,660,789
Revvity, Inc.(c)	1,886,826	163,436,868
Solventum Corp.(b)(c)	2,501,282	168,486,356
STERIS PLC	763,266	165,537,130
Stryker Corp.	489,617	154,293,005
Thermo Fisher Scientific, Inc.	341,301	163,469,527
UnitedHealth Group, Inc.	593,340	219,820,603
Universal Health Services, Inc., Class B	908,220	152,826,179
Vertex Pharmaceuticals, Inc.(b)	343,492	146,801,611
Viatris, Inc.	12,107,834	180,891,040
Waters Corp.(b)	568,622	175,834,981
West Pharmaceutical Services, Inc.	710,478	211,431,148
Zimmer Biomet Holdings, Inc.(c)	1,804,362	148,733,560
Zoetis, Inc.(c)	1,411,870	162,322,694
		9,560,402,403
Industrials-15.56%
3M Co.	1,090,062	159,715,884
A.O. Smith Corp.	2,483,322	153,568,632
Allegion PLC	1,153,340	158,561,183
AMETEK, Inc.	754,508	177,686,634
	Shares	Value
Industrials-(continued)
Automatic Data Processing, Inc.	794,486	$168,383,363
Axon Enterprise, Inc.(b)(c)	326,709	131,258,608
Boeing Co. (The)(b)	790,313	181,005,386
Broadridge Financial Solutions, Inc.	923,869	142,257,349
Builders FirstSource, Inc.(b)(c)	1,857,196	146,885,632
C.H. Robinson Worldwide, Inc.(c)	962,262	174,948,854
Carrier Global Corp.	2,881,701	193,563,856
Caterpillar, Inc.	238,942	212,684,664
Cintas Corp.	853,024	149,031,823
Comfort Systems USA, Inc.	120,146	221,098,676
Copart, Inc.(b)	4,758,016	157,537,910
CSX Corp.	4,192,097	190,446,967
Cummins, Inc.	304,112	204,062,193
Deere & Co.	284,783	167,984,948
Delta Air Lines, Inc.	2,860,832	194,507,968
Dover Corp.	803,894	182,009,641
Eaton Corp. PLC	475,307	205,812,684
EMCOR Group, Inc.	235,260	209,774,284
Emerson Electric Co.	1,211,936	170,204,292
Equifax, Inc.(c)	883,485	153,673,381
Expeditors International of Washington, Inc.	1,201,031	177,620,475
Fastenal Co.	3,630,492	163,118,006
FedEx Corp.	467,932	188,721,655
Fortive Corp.(c)	3,003,097	179,555,170
GE Vernova, Inc.	199,454	216,100,431
Generac Holdings, Inc.(b)	795,933	206,329,712
General Dynamics Corp.	477,969	164,564,727
General Electric Co.	520,379	150,873,483
Honeywell International, Inc.	706,761	151,480,085
Howmet Aerospace, Inc.	671,855	163,287,639
Hubbell, Inc.	354,134	179,960,275
Huntington Ingalls Industries, Inc.	409,382	149,133,769
IDEX Corp.	869,662	189,455,867
Illinois Tool Works, Inc.	623,524	160,875,427
Ingersoll Rand, Inc.(c)	1,986,085	158,608,748
J.B. Hunt Transport Services, Inc.	804,602	202,381,541
Jacobs Solutions, Inc.	1,273,089	164,750,447
Johnson Controls International PLC	1,253,008	182,976,758
L3Harris Technologies, Inc.	464,199	148,798,989
Leidos Holdings, Inc.	975,810	145,610,368
Lennox International, Inc.	332,754	177,986,787
Lockheed Martin Corp.	260,407	134,883,014
Masco Corp.(c)	2,706,396	194,373,361
Nordson Corp.	618,292	178,346,327
Norfolk Southern Corp.	568,609	179,583,780
Northrop Grumman Corp.	231,054	133,891,172
Old Dominion Freight Line, Inc.	895,735	190,280,986
Otis Worldwide Corp.	1,999,589	155,727,991
PACCAR, Inc.	1,431,807	170,098,672
Parker-Hannifin Corp.	180,041	163,732,886
Paychex, Inc.	1,799,066	166,647,484
Pentair PLC	1,861,455	150,238,033
Quanta Services, Inc.(c)	298,179	217,005,731
Republic Services, Inc.	756,122	158,195,845
Rockwell Automation, Inc.	453,661	185,506,519
Rollins, Inc.	3,015,929	168,077,723
RTX Corp.	815,988	143,671,007
Snap-on, Inc.	457,671	175,471,061
Southwest Airlines Co.(c)	4,044,854	153,380,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
Stanley Black & Decker, Inc.(c)	2,293,865	$179,288,488
Textron, Inc.	1,813,456	174,019,238
Trane Technologies PLC	391,414	192,787,052
TransDigm Group, Inc.	134,564	156,091,549
Uber Technologies, Inc.(b)	2,257,672	168,444,908
Union Pacific Corp.	674,033	181,638,413
United Airlines Holdings, Inc.(b)(c)	1,865,462	167,891,580
United Parcel Service, Inc., Class B(c)	1,677,857	182,550,842
United Rentals, Inc.	216,707	208,004,047
Veralto Corp.	1,851,047	163,262,345
Verisk Analytics, Inc.	833,453	153,763,744
Vertiv Holdings Co., Class A	630,840	207,224,632
W.W. Grainger, Inc.	152,206	176,764,438
Waste Management, Inc.	715,711	166,438,593
Westinghouse Air Brake Technologies Corp.	687,580	185,570,966
Xylem, Inc.	1,382,452	163,350,528
		13,675,058,990
Information Technology-16.15%
Accenture PLC, Class A	839,909	150,100,137
Adobe, Inc.(b)	618,119	152,119,086
Advanced Micro Devices, Inc.(b)	826,383	292,944,510
Akamai Technologies, Inc.(b)(c)	1,588,050	163,537,389
Amphenol Corp., Class A	1,257,290	185,161,098
Analog Devices, Inc.	530,252	213,299,170
Apple, Inc.	648,541	175,981,600
Applied Materials, Inc.	481,939	190,120,116
AppLovin Corp., Class A(b)	367,126	163,866,690
Arista Networks, Inc.(b)	1,223,722	211,349,027
Autodesk, Inc.(b)	671,597	159,168,489
Broadcom, Inc.	495,780	206,953,445
Cadence Design Systems, Inc.(b)	575,484	189,673,772
CDW Corp.	1,423,598	194,904,802
Ciena Corp.(b)(d)	497,491	262,466,302
Cisco Systems, Inc.	2,165,408	198,134,832
Cognizant Technology Solutions Corp., Class A	2,709,054	143,308,957
Coherent Corp.(b)	673,004	215,166,109
Corning, Inc.	1,284,666	210,993,544
CrowdStrike Holdings, Inc., Class A(b)	382,594	170,541,275
Datadog, Inc., Class A(b)	1,327,024	175,419,303
Dell Technologies, Inc., Class C	1,148,355	239,948,777
EPAM Systems, Inc.(b)(c)	1,191,568	135,576,607
F5, Inc.(b)	584,526	189,327,971
Fair Isaac Corp.(b)	145,551	149,189,775
First Solar, Inc.(b)	845,330	170,663,674
Fortinet, Inc.(b)	2,026,056	170,816,781
Gartner, Inc.(b)(c)	1,054,985	156,654,723
Gen Digital, Inc.(c)	7,967,219	153,687,654
GoDaddy, Inc., Class A(b)	1,954,735	169,651,451
Hewlett Packard Enterprise Co.	7,891,855	227,048,668
HP, Inc.(c)	9,160,656	191,091,284
Intel Corp.(b)	3,524,907	333,033,213
International Business Machines Corp.	679,522	156,955,992
Intuit, Inc.	384,141	149,238,778
Jabil, Inc.	662,552	223,604,674
Keysight Technologies, Inc.(b)	595,409	208,339,563
KLA Corp.	115,376	201,948,382
Lam Research Corp.	772,696	199,247,391
	Shares	Value
Information Technology-(continued)
Lumentum Holdings, Inc.(b)(c)	251,762	$227,169,888
Microchip Technology, Inc.	2,570,993	238,870,960
Micron Technology, Inc.(d)	404,329	209,102,786
Microsoft Corp.	417,648	170,308,501
Monolithic Power Systems, Inc.	157,850	254,834,618
Motorola Solutions, Inc.	366,178	160,763,127
NetApp, Inc.(c)	1,733,053	191,970,281
NVIDIA Corp.	909,268	181,462,615
NXP Semiconductors N.V. (Netherlands)	846,006	248,378,902
ON Semiconductor Corp.(b)	2,856,984	288,012,557
Oracle Corp.	1,037,229	167,398,388
Palantir Technologies, Inc., Class A(b)	1,115,556	155,184,995
Palo Alto Networks, Inc.(b)	1,025,299	183,856,617
PTC, Inc.(b)(c)	1,063,199	144,914,024
Qnity Electronics, Inc.	1,454,436	204,580,968
QUALCOMM, Inc.	1,261,066	226,462,232
Roper Technologies, Inc.	480,298	170,414,533
Salesforce, Inc.	871,273	153,805,823
Sandisk Corp.(b)(d)	258,039	282,942,344
Seagate Technology Holdings PLC(d)	438,457	295,362,173
ServiceNow, Inc.(b)	1,463,580	129,248,750
Skyworks Solutions, Inc.(c)	3,055,633	214,413,768
Super Micro Computer, Inc.(b)(c)	5,322,332	145,831,897
Synopsys, Inc.(b)	390,689	188,546,511
TE Connectivity PLC (Switzerland)	824,392	174,490,811
Teledyne Technologies, Inc.(b)(c)	258,063	166,669,989
Teradyne, Inc.	560,062	192,364,495
Texas Instruments, Inc.	851,101	239,227,469
Trimble, Inc.(b)(c)	2,502,038	168,437,198
Tyler Technologies, Inc.(b)(c)	485,980	165,787,217
VeriSign, Inc.	717,890	192,868,327
Western Digital Corp.	629,355	273,467,335
Workday, Inc., Class A(b)	1,228,147	150,325,193
Zebra Technologies Corp., Class A(b)(c)	791,935	179,183,213
		14,187,893,516
Materials-5.13%
Air Products and Chemicals, Inc.	609,209	182,793,160
Albemarle Corp.	1,007,056	198,087,915
Amcor PLC(c)	3,979,952	151,397,374
Avery Dennison Corp.(c)	969,653	158,955,216
Ball Corp.	2,749,518	167,940,559
CF Industries Holdings, Inc.	1,407,616	174,825,907
Corteva, Inc.(c)	2,150,430	174,206,334
CRH PLC	1,626,043	192,556,012
Dow, Inc.	4,920,875	199,246,229
DuPont de Nemours, Inc.	3,677,194	167,900,678
Ecolab, Inc.	610,621	159,127,833
Freeport-McMoRan, Inc.	2,749,034	158,839,185
International Flavors & Fragrances, Inc.(c)	2,460,760	172,745,352
International Paper Co.	4,376,646	133,137,571
Linde PLC	351,468	176,134,674
LyondellBasell Industries N.V., Class A(c)	2,510,644	187,294,042
Martin Marietta Materials, Inc.	283,036	175,219,097
Mosaic Co. (The)(c)	5,804,448	135,069,505
Newmont Corp.	1,455,699	161,713,602
Nucor Corp.(c)	984,278	221,747,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2026
	Shares	Value
Materials-(continued)
Packaging Corp. of America	759,933	$162,207,699
PPG Industries, Inc.	1,624,765	176,287,002
Sherwin-Williams Co. (The)	524,216	168,593,108
Smurfit WestRock PLC(c)	4,009,131	153,910,539
Steel Dynamics, Inc.	918,397	210,000,658
Vulcan Materials Co.(c)	634,828	191,553,001
		4,511,490,243
Real Estate-6.19%
Alexandria Real Estate Equities, Inc.	3,372,852	136,634,235
American Tower Corp.	925,505	169,099,019
AvalonBay Communities, Inc.	984,219	180,112,077
BXP, Inc.(c)	3,242,751	189,571,223
Camden Property Trust(c)	1,660,878	174,425,408
CBRE Group, Inc., Class A(b)	1,277,543	182,343,712
CoStar Group, Inc.(b)	3,730,886	129,125,964
Crown Castle, Inc.	1,931,470	171,475,907
Digital Realty Trust, Inc.	936,313	188,142,734
Equinix, Inc.	173,737	188,127,636
Equity Residential	2,811,629	183,824,304
Essex Property Trust, Inc.	675,765	177,868,106
Extra Space Storage, Inc.	1,195,068	171,289,096
Federal Realty Investment Trust	1,580,391	175,265,362
Healthpeak Properties, Inc.(c)	9,909,131	160,230,648
Host Hotels & Resorts, Inc.	8,814,147	186,242,926
Invitation Homes, Inc.	6,708,168	192,993,993
Iron Mountain, Inc.	1,572,153	198,075,557
Kimco Realty Corp.	7,300,067	172,573,584
Mid-America Apartment Communities, Inc.	1,322,090	170,787,586
Prologis, Inc.	1,258,372	178,713,991
Public Storage(c)	564,031	170,591,176
Realty Income Corp.	2,613,781	167,909,291
Regency Centers Corp.	2,177,791	169,541,029
SBA Communications Corp., Class A	896,803	198,372,824
Simon Property Group, Inc.	892,084	181,726,432
UDR, Inc.	4,692,608	170,529,375
Ventas, Inc.(c)	1,970,783	173,152,994
VICI Properties, Inc.	5,951,326	173,778,719
Welltower, Inc.	824,296	179,152,493
Weyerhaeuser Co.(c)	7,283,999	178,603,656
		5,440,281,057
Utilities-6.05%
AES Corp. (The)	11,883,919	171,722,630
Alliant Energy Corp.(c)	2,388,364	175,377,568
Ameren Corp.	1,546,620	175,773,363
American Electric Power Co., Inc.	1,288,449	176,659,242
American Water Works Co., Inc.	1,258,924	161,671,020
Atmos Energy Corp.(c)	918,006	174,402,780
CenterPoint Energy, Inc.(c)	3,937,385	171,866,855
CMS Energy Corp.	2,229,908	171,123,140
Consolidated Edison, Inc.	1,513,448	168,734,318
Constellation Energy Corp.	562,536	176,073,768
	Shares	Value
Utilities-(continued)
Dominion Energy, Inc.	2,718,844	$175,365,438
DTE Energy Co.	1,154,140	175,071,497
Duke Energy Corp.	1,300,635	168,497,264
Edison International	2,364,396	164,301,878
Entergy Corp.	1,628,924	192,066,429
Evergy, Inc.	2,087,441	172,923,612
Eversource Energy	2,287,526	161,728,088
Exelon Corp.	3,462,686	159,248,929
FirstEnergy Corp.	3,339,043	158,671,323
NextEra Energy, Inc.	1,845,062	180,594,669
NiSource, Inc.	3,656,013	176,512,308
NRG Energy, Inc.	1,138,360	177,106,049
PG&E Corp.	9,324,156	154,967,473
Pinnacle West Capital Corp.(c)	1,681,095	174,363,173
PPL Corp.	4,492,697	168,206,576
Public Service Enterprise Group, Inc.	2,054,544	167,774,063
Sempra	1,823,060	173,409,467
Southern Co. (The)	1,756,840	169,886,428
Vistra Corp.	1,062,390	167,687,638
WEC Energy Group, Inc.	1,492,460	176,020,732
Xcel Energy, Inc.(c)	2,089,612	173,333,315
		5,311,141,033
Total Common Stocks & Other Equity Interests (Cost $81,695,317,884)		87,652,862,686
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(g) (Cost $157,627,306)	157,627,306	157,627,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $81,852,945,190)		87,810,489,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.91%
Invesco Private Government Fund, 3.63%(e)(g)(h)	931,003,185	931,003,185
Invesco Private Prime Fund, 3.78%(e)(g)(h)	2,500,463,017	2,500,713,063
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,431,812,400)		3,431,716,248
TOTAL INVESTMENTS IN SECURITIES-103.85% (Cost $85,284,757,590)		91,242,206,240
OTHER ASSETS LESS LIABILITIES-(3.85)%		(3,378,377,319)
NET ASSETS-100.00%		$87,863,828,921
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$128,171,783	$111,513,834	$(161,993,742)	$78,396,712	$28,987,090	$185,075,677	$6,541,817
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	85,360,814	2,671,894,670	(2,599,628,178)	-	-	157,627,306	4,070,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	864,508,230	6,832,035,603	(6,765,540,648)	-	-	931,003,185	32,297,925 *
Invesco Private Prime Fund	2,288,058,550	13,776,685,492	(13,563,658,212)	72,509	(445,276)	2,500,713,063	88,469,764 *
Total	$3,366,099,377	$23,392,129,599	$(23,090,820,780)	$78,469,221	$28,541,814	$3,774,419,231	$131,379,923

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	1,100	June-2026	$181,852,000	$8,727,125	$8,727,125

(a)	Futures contracts collateralized by $13,486,240 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Diversified Telecommunication Services-8.80%
AT&T, Inc.	108,979	$2,847,621
Verizon Communications, Inc.	58,403	2,805,096
		5,652,717
Entertainment-31.74%
Electronic Arts, Inc.	14,805	2,996,088
Live Nation Entertainment, Inc.(b)(c)	17,849	2,819,071
Netflix, Inc.(b)	31,193	2,919,977
Take-Two Interactive Software, Inc.(b)	14,021	2,997,129
TKO Group Holdings, Inc.(c)	14,651	2,726,404
Walt Disney Co. (The)	29,338	3,043,817
Warner Bros. Discovery, Inc.(b)	106,432	2,878,986
		20,381,472
Interactive Media & Services-14.71%
Alphabet, Inc., Class A	5,318	2,046,367
Alphabet, Inc., Class C	4,272	1,631,648
Meta Platforms, Inc., Class A	4,520	2,765,833
Pinterest, Inc., Class A(b)(c)	152,729	3,002,652
		9,446,500
Media-40.40%
Charter Communications, Inc., Class A(b)	13,192	2,178,923
Comcast Corp., Class A	96,823	2,618,094
EchoStar Corp., Class A(b)(c)	26,385	3,249,049
Fox Corp., Class A(c)	31,178	1,979,491
Fox Corp., Class B	21,992	1,253,984
New York Times Co. (The), Class A	37,835	2,990,100
News Corp., Class A	88,901	2,339,874
News Corp., Class B(c)	29,344	894,405
Omnicom Group, Inc.(c)	36,971	2,836,415
Paramount Skydance Corp.(c)	297,775	3,049,216
Trade Desk, Inc. (The), Class A(b)	108,500	2,559,515
		25,949,066
	Shares	Value
Wireless Telecommunication Services-4.22%
T-Mobile US, Inc.	13,867	$2,710,999
Total Common Stocks & Other Equity Interests (Cost $64,400,962)		64,140,754

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $17,852)	17,852	17,852
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $64,418,814)		64,158,606
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.88%
Invesco Private Government Fund, 3.63%(d)(e)(f)	2,654,905	2,654,905
Invesco Private Prime Fund, 3.78%(d)(e)(f)	6,901,440	6,902,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,557,277)		9,557,035
TOTAL INVESTMENTS IN SECURITIES-114.78% (Cost $73,976,091)		73,715,641
OTHER ASSETS LESS LIABILITIES-(14.78)%		(9,491,689)
NET ASSETS-100.00%		$64,223,952

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,689	$1,639,152	$(1,647,989)	$-	$-	$17,852	$1,199
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,364,647	$71,841,296	$(71,551,038)	$-	$-	$2,654,905	$97,530 *
Invesco Private Prime Fund	6,180,518	131,059,095	(130,336,101)	(236)	(1,146)	6,902,130	259,871 *
Total	$8,571,854	$204,539,543	$(203,535,128)	$(236)	$(1,146)	$9,574,887	$358,600

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Automobile Components-2.07%
Aptiv PLC(b)	95,312	$5,743,501
Automobiles-6.18%
Ford Motor Co.	478,288	5,777,719
General Motors Co.	77,449	5,955,054
Tesla, Inc.(b)	14,197	5,418,001
		17,150,774
Broadline Retail-4.96%
Amazon.com, Inc.(b)	27,232	7,218,114
eBay, Inc.	63,174	6,537,245
		13,755,359
Distributors-4.16%
Genuine Parts Co.	53,042	5,687,693
Pool Corp.	27,468	5,859,474
		11,547,167
Hotels, Restaurants & Leisure-37.75%
Airbnb, Inc., Class A(b)	43,426	6,095,273
Booking Holdings, Inc.	33,592	5,655,549
Carnival Corp.	223,024	5,912,366
Chipotle Mexican Grill, Inc.(b)	171,114	5,816,165
Darden Restaurants, Inc.	28,472	5,710,344
Domino’s Pizza, Inc.	14,721	4,996,602
DoorDash, Inc., Class A(b)	34,172	5,763,108
Expedia Group, Inc.	25,141	6,244,270
Hilton Worldwide Holdings, Inc.	19,512	6,323,254
Las Vegas Sands Corp.	105,731	5,773,970
Marriott International, Inc., Class A	17,740	6,416,381
McDonald’s Corp.	17,816	5,230,599
MGM Resorts International(b)	159,609	6,215,175
Norwegian Cruise Line Holdings Ltd.(b)	283,223	5,148,994
Royal Caribbean Cruises Ltd.	20,210	5,330,590
Starbucks Corp.	57,098	6,014,132
Wynn Resorts Ltd.	57,886	6,200,170
Yum! Brands, Inc.	36,988	5,905,134
		104,752,076
Household Durables-10.49%
D.R. Horton, Inc.	40,596	6,246,101
Garmin Ltd.	24,533	6,161,218
	Shares	Value
Household Durables-(continued)
Lennar Corp., Class A	59,981	$5,416,284
NVR, Inc.(b)	879	5,551,650
PulteGroup, Inc.	46,948	5,744,557
		29,119,810
Leisure Products-2.12%
Hasbro, Inc.	61,445	5,888,889
Specialty Retail-22.46%
AutoZone, Inc.(b)	1,558	5,770,879
Best Buy Co., Inc.	91,717	5,547,961
Carvana Co.(b)	18,710	7,405,418
Home Depot, Inc. (The)	16,509	5,428,159
Lowe’s Cos., Inc.	23,463	5,602,730
O’Reilly Automotive, Inc.(b)	61,355	6,098,687
Ross Stores, Inc.	27,204	6,196,799
TJX Cos., Inc. (The)	36,682	5,749,903
Tractor Supply Co.	117,085	4,109,684
Ulta Beauty, Inc.(b)	8,878	4,771,747
Williams-Sonoma, Inc.	31,175	5,649,222
		62,331,189
Textiles, Apparel & Luxury Goods-9.79%
Deckers Outdoor Corp.(b)	56,392	5,763,263
lululemon athletica, Inc.(b)	35,579	4,899,228
NIKE, Inc., Class B	103,992	4,613,085
Ralph Lauren Corp.	17,086	6,127,723
Tapestry, Inc.	39,822	5,775,783
		27,179,082
Total Common Stocks & Other Equity Interests (Cost $283,167,292)		277,467,847

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $35,493)	35,493	35,493
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $283,202,785)		277,503,340
OTHER ASSETS LESS LIABILITIES-0.01%		34,882
NET ASSETS-100.00%		$277,538,222

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,183	$2,932,205	$(2,910,895)	$-	$-	$35,493	$4,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,832,009	$49,273,738	$(53,105,747)	$-	$-	$-	$58,035 *
Invesco Private Prime Fund	9,939,498	115,309,232	(125,247,340)	1	(1,391)	-	156,490 *
Total	$13,785,690	$167,515,175	$(181,263,982)	$1	$(1,391)	$35,493	$218,527

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Beverages-20.35%
Brown-Forman Corp., Class B(b)	282,377	$7,276,855
Coca-Cola Co. (The)	88,097	6,938,520
Constellation Brands, Inc., Class A	45,605	7,140,831
Keurig Dr Pepper, Inc.	247,353	7,272,178
Molson Coors Beverage Co., Class B	152,085	6,500,113
Monster Beverage Corp.(c)	88,224	6,799,424
PepsiCo, Inc.	42,708	6,768,791
		48,696,712
Consumer Staples Distribution & Retail-22.17%
Casey’s General Stores, Inc.	9,093	7,475,810
Costco Wholesale Corp.	6,887	6,987,068
Dollar General Corp.	47,217	5,471,506
Dollar Tree, Inc.(c)	60,394	5,864,861
Kroger Co. (The)	94,740	6,448,952
Sysco Corp.	80,877	6,042,321
Target Corp.	57,575	7,470,356
Walmart, Inc.	55,383	7,306,679
		53,067,553
Food Products-32.61%
Archer-Daniels-Midland Co.	96,563	7,197,806
Bunge Global S.A.	55,737	7,082,501
Campbell’s Co. (The)	298,136	6,198,247
Conagra Brands, Inc.	402,788	5,780,008
General Mills, Inc.	168,208	5,939,424
Hershey Co. (The)	31,396	5,831,493
Hormel Foods Corp.	296,971	6,375,967
J.M. Smucker Co. (The)	63,552	6,230,003
Kraft Heinz Co. (The)	295,557	6,697,322
McCormick & Co., Inc.	114,123	5,802,013
Mondelez International, Inc., Class A	123,540	7,590,298
Tyson Foods, Inc., Class A	114,350	7,326,404
		78,051,486
Household Products-13.52%
Church & Dwight Co., Inc.	68,620	6,660,257
	Shares	Value
Household Products-(continued)
Clorox Co. (The)	60,983	$5,881,201
Colgate-Palmolive Co.	76,324	6,515,017
Kimberly-Clark Corp.	68,368	6,729,462
Procter & Gamble Co. (The)	44,602	6,560,508
		32,346,445
Personal Care Products-5.23%
Estee Lauder Cos., Inc. (The), Class A	74,714	5,731,311
Kenvue, Inc.	387,497	6,792,822
		12,524,133
Tobacco-5.96%
Altria Group, Inc.	103,094	7,489,779
Philip Morris International, Inc. (Switzerland)	40,994	6,766,880
		14,256,659
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $283,025,788)		238,942,988
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.16%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,451,653	1,451,653
Invesco Private Prime Fund, 3.78%(d)(e)(f)	3,727,779	3,728,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,179,805)		5,179,805
TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $288,205,593)		244,122,793
OTHER ASSETS LESS LIABILITIES-(2.00)%		(4,797,295)
NET ASSETS-100.00%		$239,325,498

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,276	$8,412,494	$(8,441,770)	$-	$-	$-	$5,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,166,076	$62,405,231	$(67,119,654)	$-	$-	$1,451,653	$117,473 *
Invesco Private Prime Fund	15,997,189	126,450,285	(138,721,104)	607	1,175	3,728,152	312,921 *
Total	$22,192,541	$197,268,010	$(214,282,528)	$607	$1,175	$5,179,805	$435,623

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P 500® Equal Weight Energy ETF (RSPG)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Energy Equipment & Services-14.97%
Baker Hughes Co., Class A	450,696	$31,399,990
Halliburton Co.	739,695	31,289,098
SLB Ltd.	551,744	31,383,199
		94,072,287
Oil, Gas & Consumable Fuels-84.99%
APA Corp.	806,109	32,832,821
Chevron Corp.	138,580	26,788,900
ConocoPhillips	227,098	28,564,386
Coterra Energy, Inc.	847,764	30,443,205
Devon Energy Corp.	585,918	30,098,608
Diamondback Energy, Inc.	150,460	30,939,090
EOG Resources, Inc.	200,573	28,194,547
EQT Corp.	416,381	25,016,171
Expand Energy Corp.	244,776	25,003,868
Exxon Mobil Corp.	175,340	27,060,222
Kinder Morgan, Inc.	803,423	26,408,514
Marathon Petroleum Corp.	117,214	29,103,064
Occidental Petroleum Corp.	478,179	28,968,084
ONEOK, Inc.(b)	309,902	28,653,539
Phillips 66	156,798	28,090,362
Targa Resources Corp.	112,368	29,224,669
Texas Pacific Land Corp.	50,639	22,467,005
Valero Energy Corp.	115,028	29,053,772
Williams Cos., Inc. (The)	357,226	27,259,916
		534,170,743
Total Common Stocks & Other Equity Interests (Cost $494,420,779)		628,243,030
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $130,270)	130,270	$130,270
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $494,551,049)		628,373,300
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.09%
Invesco Private Government Fund, 3.63%(c)(d)(e)	1,911,940	1,911,940
Invesco Private Prime Fund, 3.78%(c)(d)(e)	4,967,131	4,967,628
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,879,568)		6,879,568
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $501,430,617)		635,252,868
OTHER ASSETS LESS LIABILITIES-(1.07)%		(6,732,530)
NET ASSETS-100.00%		$628,520,338

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$164,089	$14,271,034	$(14,304,853)	$-	$-	$130,270	$8,623
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,780,543	102,680,826	(106,549,429)	-	-	1,911,940	111,767 *
Invesco Private Prime Fund	15,049,714	202,315,794	(212,396,437)	1,052	(2,495)	4,967,628	293,884 *
Total	$20,994,346	$319,267,654	$(333,250,719)	$1,052	$(2,495)	$7,009,838	$414,274

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P 500® Equal Weight Energy ETF (RSPG)—(continued)
April 30, 2026
(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500® Equal Weight Financials ETF (RSPF)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-17.77%
Bank of America Corp.	70,737	$3,781,600
Citigroup, Inc.	31,433	4,022,795
Citizens Financial Group, Inc.	58,658	3,815,703
Fifth Third Bancorp	76,168	3,866,288
Huntington Bancshares, Inc.	219,439	3,677,798
JPMorgan Chase & Co.	11,935	3,738,400
KeyCorp	174,658	3,861,688
M&T Bank Corp.	16,890	3,692,661
PNC Financial Services Group, Inc. (The)	16,689	3,721,647
Regions Financial Corp.	130,942	3,738,394
Truist Financial Corp.	75,178	3,871,667
U.S. Bancorp	65,708	3,723,015
Wells Fargo & Co.	44,640	3,670,747
		49,182,403
Capital Markets-35.18%
Ameriprise Financial, Inc.	7,614	3,615,051
Ares Management Corp., Class A	33,172	3,894,393
Bank of New York Mellon Corp. (The)	29,301	3,937,175
BlackRock, Inc.	3,607	3,843,619
Blackstone, Inc., Class A	32,000	4,018,560
Cboe Global Markets, Inc.	12,086	3,626,888
Charles Schwab Corp. (The)	37,034	3,393,796
CME Group, Inc., Class A	11,315	3,256,683
Coinbase Global, Inc., Class A(b)	17,280	3,244,666
FactSet Research Systems, Inc.	16,697	3,799,903
Franklin Resources, Inc.	137,444	4,119,197
Goldman Sachs Group, Inc. (The)	4,167	3,849,350
Interactive Brokers Group, Inc., Class A	50,182	3,989,469
Intercontinental Exchange, Inc.	21,858	3,455,531
Invesco Ltd.(c)	143,298	3,755,840
KKR & Co., Inc., Class A	39,390	4,109,953
Moody’s Corp.	7,697	3,554,859
Morgan Stanley	21,329	4,065,094
MSCI, Inc.	6,275	3,711,098
Nasdaq, Inc.	40,142	3,689,451
Northern Trust Corp.	24,358	4,051,710
Raymond James Financial, Inc.	23,137	3,663,050
Robinhood Markets, Inc., Class A(b)	43,614	3,179,024
S&P Global, Inc.	8,000	3,449,840
State Street Corp.	27,238	4,163,056
T. Rowe Price Group, Inc.(d)	38,417	3,952,341
		97,389,597
Consumer Finance-4.06%
American Express Co.	11,215	3,623,006
Capital One Financial Corp.	18,854	3,606,770
Synchrony Financial	52,629	4,010,330
		11,240,106
Financial Services-13.96%
Apollo Global Management, Inc.(d)	32,347	4,163,706
Berkshire Hathaway, Inc., Class B(b)	6,954	3,293,414
Block, Inc., Class A(b)	53,101	3,744,152
Corpay, Inc.(b)	10,381	3,181,465
Fidelity National Information Services, Inc.	68,421	3,183,629
Fiserv, Inc.(b)	58,668	3,675,550
Global Payments, Inc.	47,113	3,390,252
	Shares	Value
Financial Services-(continued)
Jack Henry & Associates, Inc.	20,551	$3,159,716
Mastercard, Inc., Class A	6,807	3,423,377
PayPal Holdings, Inc.	75,313	3,776,194
Visa, Inc., Class A	11,105	3,662,873
		38,654,328
Insurance-28.93%
Aflac, Inc.	31,392	3,568,329
Allstate Corp. (The)	16,693	3,626,721
American International Group, Inc.	44,016	3,292,397
Aon PLC, Class A	10,828	3,374,546
Arch Capital Group Ltd.(b)	36,201	3,419,546
Arthur J. Gallagher & Co.	16,355	3,375,672
Assurant, Inc.	15,834	3,741,099
Brown & Brown, Inc.	50,189	3,018,868
Chubb Ltd.	10,635	3,477,645
Cincinnati Financial Corp.	20,929	3,423,984
Erie Indemnity Co., Class A	14,140	3,095,670
Everest Group Ltd.	10,678	3,809,483
Globe Life, Inc.	24,342	3,755,971
Hartford Insurance Group, Inc. (The)	25,429	3,478,942
Loews Corp.	31,549	3,552,733
Marsh & McLennan Cos., Inc.	19,729	3,308,751
MetLife, Inc.	49,057	3,929,466
Principal Financial Group, Inc.	38,912	3,926,610
Progressive Corp. (The)	17,055	3,432,830
Prudential Financial, Inc.	36,150	3,546,677
Travelers Cos., Inc. (The)	11,464	3,498,125
W.R. Berkley Corp.	50,574	3,379,860
Willis Towers Watson PLC	11,835	3,032,127
		80,066,052
Total Common Stocks & Other Equity Interests (Cost $233,171,390)		276,532,486

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(e) (Cost $219,500)	219,500	219,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $233,390,890)		276,751,986
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.01%
Invesco Private Government Fund, 3.63%(c)(e)(f)	1,545,345	1,545,345
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(c)(e)(f)	4,014,470	$4,014,871
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,560,216)		5,560,216
TOTAL INVESTMENTS IN SECURITIES-101.99% (Cost $238,951,106)		282,312,202
OTHER ASSETS LESS LIABILITIES-(1.99)%		(5,513,486)
NET ASSETS-100.00%		$276,798,716

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$3,717,095	$545,196	$(3,581,756)	$2,967,166	$108,139	$3,755,840	$184,215
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	157,209	6,344,098	(6,281,807)	-	-	219,500	6,758
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,814,765	73,126,048	(74,395,468)	-	-	1,545,345	51,499 *
Invesco Private Prime Fund	7,363,982	172,845,226	(176,193,106)	-	(1,231)	4,014,871	139,253 *
Total	$14,053,051	$252,860,568	$(260,452,137)	$2,967,166	$106,908	$9,535,556	$381,725

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-12.99%
AbbVie, Inc.	53,525	$11,310,903
Amgen, Inc.	32,297	11,182,836
Biogen, Inc.(b)	64,015	12,116,759
Gilead Sciences, Inc.	83,494	10,924,355
Incyte Corp.(b)	128,782	12,269,061
Moderna, Inc.(b)(c)	217,825	10,006,881
Regeneron Pharmaceuticals, Inc.	15,735	11,125,589
Vertex Pharmaceuticals, Inc.(b)	24,757	10,580,647
		89,517,031
Capital Markets-0.00%
TPG, Inc.(b)(d)	162,788	0
Health Care Equipment & Supplies-28.76%
Abbott Laboratories	110,568	10,038,469
Align Technology, Inc.(b)	69,728	12,272,825
Baxter International, Inc.(c)	675,412	11,873,743
Becton, Dickinson and Co.	74,714	11,135,375
Boston Scientific Corp.(b)	175,101	10,087,569
Cooper Cos., Inc. (The)(b)	165,303	10,397,559
Dexcom, Inc.(b)	183,860	10,948,863
Edwards Lifesciences Corp.(b)	143,288	11,964,548
GE HealthCare Technologies, Inc.(c)	167,811	10,209,621
IDEXX Laboratories, Inc.(b)	20,300	11,384,240
Insulet Corp.(b)	51,022	8,782,927
Intuitive Surgical, Inc.(b)	24,731	11,317,153
Medtronic PLC	136,998	11,092,728
ResMed, Inc.	50,787	10,858,768
Solventum Corp.(b)	180,267	12,142,785
STERIS PLC	55,043	11,937,726
Stryker Corp.	35,234	11,103,290
Zimmer Biomet Holdings, Inc.(c)	130,091	10,723,401
		198,271,590
Health Care Providers & Services-28.19%
Cardinal Health, Inc.	56,591	10,915,272
Cencora, Inc.	34,823	10,725,832
Centene Corp.(b)	339,970	18,252,989
Cigna Group (The)	46,712	13,573,573
CVS Health Corp.	161,007	13,410,273
DaVita, Inc.(b)(c)	78,736	12,215,103
Elevance Health, Inc.	42,046	15,826,955
HCA Healthcare, Inc.(c)	22,693	9,858,974
Henry Schein, Inc.(b)(c)	159,381	11,888,229
Humana, Inc.(c)	71,286	16,854,862
Labcorp Holdings, Inc.	45,078	11,576,031
McKesson Corp.	13,036	10,626,947
Quest Diagnostics, Inc.	60,776	11,802,699
UnitedHealth Group, Inc.	42,732	15,831,351
Universal Health Services, Inc., Class B	65,454	11,013,945
		194,373,035
	Shares	Value
Life Sciences Tools & Services-17.90%
Agilent Technologies, Inc.(c)	105,604	$12,202,542
Bio-Techne Corp.(c)	227,382	12,578,772
Charles River Laboratories International, Inc.(b)	72,167	12,049,724
Danaher Corp.	62,476	11,180,080
IQVIA Holdings, Inc.(b)	71,073	11,255,831
Mettler-Toledo International, Inc.(b)	9,941	12,690,780
Revvity, Inc.(c)	136,020	11,782,052
Thermo Fisher Scientific, Inc.	24,585	11,775,232
Waters Corp.(b)	40,978	12,671,627
West Pharmaceutical Services, Inc.	51,147	15,220,836
		123,407,476
Pharmaceuticals-12.09%
Bristol-Myers Squibb Co.	203,239	12,314,251
Eli Lilly and Co.	12,215	11,416,139
Johnson & Johnson	50,180	11,533,873
Merck & Co., Inc.	104,923	11,455,493
Pfizer, Inc.	446,570	11,923,419
Viatris, Inc.	872,623	13,036,988
Zoetis, Inc.	101,767	11,700,152
		83,380,315
Total Common Stocks & Other Equity Interests (Cost $628,724,615)		688,949,447

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $237,797)	237,797	237,797
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $628,962,412)		689,187,244
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.60%
Invesco Private Government Fund, 3.63%(e)(f)(g)	8,568,806	8,568,806
Invesco Private Prime Fund, 3.78%(e)(f)(g)	23,165,051	23,167,368
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,736,284)		31,736,174
TOTAL INVESTMENTS IN SECURITIES-104.57% (Cost $660,698,696)		720,923,418
OTHER ASSETS LESS LIABILITIES-(4.57)%		(31,483,851)
NET ASSETS-100.00%		$689,439,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,946	$21,088,936	$(20,983,085)	$-	$-	$237,797	$17,615
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,536,937	137,626,348	(135,594,479)	-	-	8,568,806	285,712 *
Invesco Private Prime Fund	16,935,811	295,300,344	(289,061,372)	402	(7,817)	23,167,368	772,104 *
Total	$23,604,694	$454,015,628	$(445,638,936)	$402	$(7,817)	$31,973,971	$1,075,431

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-13.39%
Axon Enterprise, Inc.(b)	24,052	$9,663,131
Boeing Co. (The)(b)	57,891	13,258,776
General Dynamics Corp.	35,035	12,062,550
General Electric Co.	38,114	11,050,392
Howmet Aerospace, Inc.	49,214	11,960,971
Huntington Ingalls Industries, Inc.	29,945	10,908,664
L3Harris Technologies, Inc.	34,082	10,924,985
Lockheed Martin Corp.	19,074	9,879,760
Northrop Grumman Corp.	16,918	9,803,643
RTX Corp.	59,927	10,551,347
Textron, Inc.	132,796	12,743,104
TransDigm Group, Inc.	9,842	11,416,523
		134,223,846
Air Freight & Logistics-5.29%
C.H. Robinson Worldwide, Inc.	70,471	12,812,333
Expeditors International of Washington, Inc.	88,069	13,024,524
FedEx Corp.	34,302	13,834,340
United Parcel Service, Inc., Class B(c)	122,895	13,370,976
		53,042,173
Building Products-10.24%
A.O. Smith Corp.	181,876	11,247,212
Allegion PLC	84,611	11,632,320
Builders FirstSource, Inc.(b)(c)	135,968	10,753,709
Carrier Global Corp.	211,124	14,181,199
Johnson Controls International PLC	91,767	13,400,735
Lennox International, Inc.(c)	24,395	13,048,642
Masco Corp.	198,239	14,237,525
Trane Technologies PLC	28,678	14,125,062
		102,626,404
Commercial Services & Supplies-7.03%
Cintas Corp.	62,423	10,905,922
Copart, Inc.(b)	348,866	11,550,953
Republic Services, Inc.	55,420	11,594,972
Rollins, Inc.	220,949	12,313,488
Veralto Corp.	135,657	11,964,948
Waste Management, Inc.	52,390	12,183,295
		70,513,578
Construction & Engineering-4.74%
Comfort Systems USA, Inc.	8,813	16,218,123
EMCOR Group, Inc.	17,211	15,346,532
Quanta Services, Inc.	21,845	15,898,136
		47,462,791
Electrical Equipment-11.32%
AMETEK, Inc.	55,317	13,027,154
Eaton Corp. PLC	34,847	15,089,099
Emerson Electric Co.	88,702	12,457,309
GE Vernova, Inc.	14,638	15,859,688
Generac Holdings, Inc.(b)	58,396	15,137,995
Hubbell, Inc.	25,972	13,198,191
Rockwell Automation, Inc.	33,187	13,570,496
Vertiv Holdings Co., Class A	46,124	15,151,273
		113,491,205
	Shares	Value
Ground Transportation-8.13%
CSX Corp.	307,260	$13,958,822
J.B. Hunt Transport Services, Inc.	58,907	14,816,878
Norfolk Southern Corp.	41,666	13,159,373
Old Dominion Freight Line, Inc.	65,606	13,936,682
Uber Technologies, Inc.(b)	165,281	12,331,615
Union Pacific Corp.	49,300	13,285,364
		81,488,734
Industrial Conglomerates-2.28%
3M Co.	79,918	11,709,585
Honeywell International, Inc.	51,864	11,116,011
		22,825,596
Machinery-21.77%
Caterpillar, Inc.	17,523	15,597,398
Cummins, Inc.	22,296	14,960,839
Deere & Co.(c)	20,935	12,348,928
Dover Corp.	58,912	13,338,266
Fortive Corp.	220,217	13,166,774
IDEX Corp.	63,735	13,884,670
Illinois Tool Works, Inc.	45,671	11,783,575
Ingersoll Rand, Inc.(c)	145,520	11,621,227
Nordson Corp.	45,375	13,088,419
Otis Worldwide Corp.	146,620	11,418,766
PACCAR, Inc.	104,874	12,459,031
Parker-Hannifin Corp.	13,160	11,967,967
Pentair PLC	136,566	11,022,242
Snap-on, Inc.	33,523	12,852,718
Stanley Black & Decker, Inc.	168,137	13,141,588
Westinghouse Air Brake Technologies Corp.	50,442	13,613,791
Xylem, Inc.	101,312	11,971,026
		218,237,225
Passenger Airlines-3.77%
Delta Air Lines, Inc.	209,512	14,244,721
Southwest Airlines Co.(c)	296,108	11,228,415
United Airlines Holdings, Inc.(b)	136,800	12,312,000
		37,785,136
Professional Services-8.01%
Automatic Data Processing, Inc.(c)	58,311	12,358,433
Broadridge Financial Solutions, Inc.	67,558	10,402,581
Equifax, Inc.	64,831	11,276,704
Jacobs Solutions, Inc.	93,241	12,066,318
Leidos Holdings, Inc.	71,571	10,679,825
Paychex, Inc.	131,958	12,223,270
Verisk Analytics, Inc.	60,919	11,238,946
		80,246,077
Trading Companies & Distributors-4.01%
Fastenal Co.	266,111	11,956,367
United Rentals, Inc.	15,886	15,248,018
W.W. Grainger, Inc.	11,161	12,961,828
		40,166,213
Total Common Stocks & Other Equity Interests (Cost $953,861,495)		1,002,108,978
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
April 30, 2026
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $195,274)	195,274	$195,274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $954,056,769)		1,002,304,252
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.63%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,771,531	1,771,531
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	4,559,525	$4,559,981
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,331,512)		6,331,512
TOTAL INVESTMENTS IN SECURITIES-100.63% (Cost $960,388,281)		1,008,635,764
OTHER ASSETS LESS LIABILITIES-(0.63)%		(6,347,322)
NET ASSETS-100.00%		$1,002,288,442

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$291,867	$21,790,659	$(21,887,252)	$-	$-	$195,274	$28,222
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,556,521	107,847,965	(109,632,955)	-	-	1,771,531	94,175 *
Invesco Private Prime Fund	9,250,913	212,255,053	(216,940,647)	85	(5,423)	4,559,981	252,824 *
Total	$13,099,301	$341,893,677	$(348,460,854)	$85	$(5,423)	$6,526,786	$375,221

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Equal Weight Materials ETF (RSPM)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Chemicals-50.36%
Air Products and Chemicals, Inc.	24,424	$7,328,421
Albemarle Corp.	40,364	7,939,599
CF Industries Holdings, Inc.	56,455	7,011,711
Corteva, Inc.	86,251	6,987,193
Dow, Inc.	197,297	7,988,556
DuPont de Nemours, Inc.	147,468	6,733,389
Ecolab, Inc.	24,486	6,381,052
International Flavors & Fragrances, Inc.	98,690	6,928,038
Linde PLC	14,078	7,055,049
LyondellBasell Industries N.V., Class A	100,670	7,509,982
Mosaic Co. (The)	232,641	5,413,556
PPG Industries, Inc.	65,161	7,069,968
Sherwin-Williams Co. (The)	21,008	6,756,383
		91,102,897
Construction Materials-12.40%
CRH PLC	65,212	7,722,405
Martin Marietta Materials, Inc.	11,344	7,022,730
Vulcan Materials Co.	25,441	7,676,567
		22,421,702
Containers & Packaging-20.56%
Amcor PLC(b)	159,573	6,070,157
Avery Dennison Corp.	38,843	6,367,533
Ball Corp.	110,259	6,734,620
International Paper Co.	175,427	5,336,489
Packaging Corp. of America	30,472	6,504,249
Smurfit WestRock PLC	160,711	6,169,695
		37,182,743
Metals & Mining-16.67%
Freeport-McMoRan, Inc.	110,190	6,366,778
Newmont Corp.	58,361	6,483,324
	Shares	Value
Metals & Mining-(continued)
Nucor Corp.	39,474	$8,893,097
Steel Dynamics, Inc.	36,802	8,415,145
		30,158,344
Total Common Stocks & Other Equity Interests (Cost $172,407,762)		180,865,686

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $5,474)	5,474	5,474
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $172,413,236)		180,871,160
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.34%
Invesco Private Government Fund, 3.63%(c)(d)(e)	1,665,600	1,665,600
Invesco Private Prime Fund, 3.78%(c)(d)(e)	4,377,046	4,377,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,043,518)		6,043,084
TOTAL INVESTMENTS IN SECURITIES-103.33% (Cost $178,456,754)		186,914,244
OTHER ASSETS LESS LIABILITIES-(3.33)%		(6,018,668)
NET ASSETS-100.00%		$180,895,576

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,716	$4,552,081	$(4,559,323)	$-	$-	$5,474	$5,579
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,713,390	$83,567,232	$(88,615,022)	$-	$-	$1,665,600	$76,719 *
Invesco Private Prime Fund	17,461,329	176,990,717	(190,073,800)	3	(765)	4,377,484	209,798 *
Total	$24,187,435	$265,110,030	$(283,248,145)	$3	$(765)	$6,048,558	$292,096

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Health Care REITs-11.91%
Alexandria Real Estate Equities, Inc.	60,788	$2,462,523
Healthpeak Properties, Inc.	178,660	2,888,932
Ventas, Inc.	35,541	3,122,632
Welltower, Inc.	14,852	3,227,934
		11,702,021
Hotel & Resort REITs-3.42%
Host Hotels & Resorts, Inc.	158,924	3,358,064
Industrial REITs-3.28%
Prologis, Inc.	22,691	3,222,576
Office REITs-3.48%
BXP, Inc.	58,480	3,418,741
Real Estate Management & Development-5.71%
CBRE Group, Inc., Class A(b)	23,018	3,285,359
CoStar Group, Inc.(b)	67,263	2,327,972
		5,613,331
Residential REITs-22.95%
AvalonBay Communities, Inc.	17,749	3,248,067
Camden Property Trust	29,946	3,144,929
Equity Residential	50,695	3,314,439
Essex Property Trust, Inc.	12,188	3,208,004
Invitation Homes, Inc.	120,973	3,480,393
Mid-America Apartment Communities, Inc.	23,841	3,079,780
UDR, Inc.	84,574	3,073,419
		22,549,031
Retail REITs-15.92%
Federal Realty Investment Trust	28,502	3,160,872
Kimco Realty Corp.	131,623	3,111,568
	Shares	Value
Retail REITs-(continued)
Realty Income Corp.	47,130	$3,027,631
Regency Centers Corp.	39,268	3,057,014
Simon Property Group, Inc.	16,089	3,277,490
		15,634,575
Specialized REITs-33.18%
American Tower Corp.	16,679	3,047,420
Crown Castle, Inc.	34,830	3,092,207
Digital Realty Trust, Inc.	16,888	3,393,475
Equinix, Inc.	3,133	3,392,506
Extra Space Storage, Inc.	21,550	3,088,761
Iron Mountain, Inc.	28,346	3,571,313
Public Storage	10,169	3,075,614
SBA Communications Corp., Class A	16,174	3,577,689
VICI Properties, Inc.	107,310	3,133,452
Weyerhaeuser Co.	131,284	3,219,084
		32,591,521
Total Common Stocks & Other Equity Interests (Cost $109,083,764)		98,089,860

Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $158,703)	158,703	158,703
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $109,242,467)		98,248,563
OTHER ASSETS LESS LIABILITIES-(0.01)%		(13,838)
NET ASSETS-100.00%		$98,234,725

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,180	$3,408,676	$(3,394,153)	$-	$-	$158,703	$2,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,756,205	$24,412,479	$(27,168,684)	$-	$-	$-	$34,558 *
Invesco Private Prime Fund	7,188,297	60,088,987	(67,277,714)	-	430	-	94,337 *
Total	$10,088,682	$87,910,142	$(97,840,551)	$-	$430	$158,703	$131,257

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Equal Weight Technology ETF (RSPT)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communications Equipment-8.80%
Arista Networks, Inc.(b)	403,679	$69,719,400
Ciena Corp.(b)	163,991	86,518,372
Cisco Systems, Inc.	714,627	65,388,370
F5, Inc.(b)(c)	192,934	62,491,323
Lumentum Holdings, Inc.(b)(c)	82,957	74,853,760
Motorola Solutions, Inc.	120,704	52,992,677
		411,963,902
Electronic Equipment, Instruments & Components-13.57%
Amphenol Corp., Class A	414,925	61,106,005
CDW Corp.	469,349	64,258,572
Coherent Corp.(b)	222,049	70,991,286
Corning, Inc.	423,487	69,553,505
Jabil, Inc.	218,455	73,726,378
Keysight Technologies, Inc.(b)	196,198	68,651,642
TE Connectivity PLC (Switzerland)	272,093	57,591,204
Teledyne Technologies, Inc.(b)	85,208	55,031,587
Trimble, Inc.(b)	825,708	55,586,663
Zebra Technologies Corp., Class A(b)(c)	261,221	59,103,863
		635,600,705
IT Services-8.94%
Accenture PLC, Class A	277,007	49,503,921
Akamai Technologies, Inc.(b)(c)	523,625	53,922,902
Cognizant Technology Solutions Corp., Class A	894,075	47,296,568
EPAM Systems, Inc.(b)(c)	393,128	44,730,104
Gartner, Inc.(b)(c)	347,968	51,669,768
GoDaddy, Inc., Class A(b)	644,962	55,976,252
International Business Machines Corp.	224,256	51,798,651
VeriSign, Inc.	236,764	63,609,016
		418,507,182
Semiconductors & Semiconductor Equipment-30.34%
Advanced Micro Devices, Inc.(b)	272,496	96,597,107
Analog Devices, Inc.	174,918	70,362,515
Applied Materials, Inc.	158,803	62,646,195
Broadcom, Inc.	163,409	68,211,819
First Solar, Inc.(b)	278,742	56,275,222
Intel Corp.(b)	1,161,976	109,783,492
KLA Corp.	38,168	66,807,359
Lam Research Corp.	255,158	65,795,042
Microchip Technology, Inc.	848,422	78,826,888
Micron Technology, Inc.	133,402	68,990,178
Monolithic Power Systems, Inc.	52,171	84,225,384
NVIDIA Corp.	300,152	59,901,335
NXP Semiconductors N.V. (Netherlands)	279,261	81,988,237
ON Semiconductor Corp.(b)	942,125	94,975,621
Qnity Electronics, Inc.	479,547	67,453,081
QUALCOMM, Inc.	416,165	74,734,911
Skyworks Solutions, Inc.(c)	1,008,450	70,762,937
Teradyne, Inc.	184,972	63,532,333
Texas Instruments, Inc.	281,100	79,011,588
		1,420,881,244
Software-24.04%
Adobe, Inc.(b)	203,971	50,197,263
AppLovin Corp., Class A(b)	120,947	53,984,693
	Shares	Value
Software-(continued)
Autodesk, Inc.(b)	221,653	$52,531,761
Cadence Design Systems, Inc.(b)	189,727	62,532,122
CrowdStrike Holdings, Inc., Class A(b)	126,096	56,207,292
Datadog, Inc., Class A(b)	437,785	57,870,799
Fair Isaac Corp.(b)	47,870	49,066,750
Fortinet, Inc.(b)	668,484	56,359,886
Gen Digital, Inc.	2,627,797	50,690,204
Intuit, Inc.	126,804	49,263,354
Microsoft Corp.	137,859	56,216,143
Oracle Corp.	342,209	55,229,111
Palantir Technologies, Inc., Class A(b)	368,136	51,211,399
Palo Alto Networks, Inc.(b)	338,398	60,681,529
PTC, Inc.(b)(c)	350,786	47,812,132
Roper Technologies, Inc.	158,452	56,220,354
Salesforce, Inc.	287,500	50,752,375
ServiceNow, Inc.(b)	482,738	42,630,593
Synopsys, Inc.(b)	128,893	62,203,762
Tyler Technologies, Inc.(b)	160,248	54,667,003
Workday, Inc., Class A(b)	404,970	49,568,328
		1,125,896,853
Specialty Retail-1.69%
Dell Technologies, Inc., Class C	379,058	79,204,169
Technology Hardware, Storage & Peripherals-12.57%
Apple, Inc.	214,163	58,113,130
Hewlett Packard Enterprise Co.(c)	2,604,340	74,926,862
HP, Inc.(c)	3,023,551	63,071,274
NetApp, Inc.(c)	571,989	63,359,222
Sandisk Corp.(b)	85,072	93,282,299
Seagate Technology Holdings PLC	144,688	97,467,624
Super Micro Computer, Inc.(b)(c)	1,752,600	48,021,240
Western Digital Corp.	207,722	90,259,363
		588,501,014
Total Common Stocks & Other Equity Interests (Cost $3,598,606,622)		4,680,555,069

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $3,027,202)	3,027,202	3,027,202
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $3,601,633,824)		4,683,582,271
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 3.63%(d)(e)(f)	50,325,849	50,325,849
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	130,756,304	$130,769,380
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,095,229)		181,095,229
TOTAL INVESTMENTS IN SECURITIES-103.88% (Cost $3,782,729,053)		4,864,677,500
OTHER ASSETS LESS LIABILITIES-(3.88)%		(181,785,204)
NET ASSETS-100.00%		$4,682,892,296

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,671,599	$100,022,978	$(98,667,375)	$-	$-	$3,027,202	$120,825
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,209,365	917,403,042	(925,286,558)	-	-	50,325,849	1,429,854 *
Invesco Private Prime Fund	204,348,734	1,749,258,984	(1,822,821,521)	797	(17,614)	130,769,380	3,855,413 *
Total	$264,229,698	$2,766,685,004	$(2,846,775,454)	$797	$(17,614)	$184,122,431	$5,406,092

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Electric Utilities-54.60%
Alliant Energy Corp.(b)	263,249	$19,330,374
American Electric Power Co., Inc.	142,010	19,470,991
Constellation Energy Corp.	61,998	19,405,374
Duke Energy Corp.	143,359	18,572,159
Edison International	260,586	18,108,121
Entergy Corp.	179,516	21,166,732
Evergy, Inc.	230,052	19,057,508
Eversource Energy	252,088	17,822,622
Exelon Corp.	381,669	17,552,957
FirstEnergy Corp.	367,989	17,486,837
NextEra Energy, Inc.	203,365	19,905,366
NRG Energy, Inc.	125,426	19,513,777
PG&E Corp.	1,027,537	17,077,665
Pinnacle West Capital Corp.	185,244	19,213,508
PPL Corp.	495,228	18,541,336
Southern Co. (The)	193,629	18,723,924
Xcel Energy, Inc.	230,105	19,087,210
		320,036,461
Gas Utilities-3.28%
Atmos Energy Corp.	101,154	19,217,237
Independent Power and Renewable Electricity Producers-6.38%
AES Corp. (The)	1,309,904	18,928,113
Vistra Corp.	117,111	18,484,800
		37,412,913
Multi-Utilities-32.56%
Ameren Corp.	170,470	19,373,915
CenterPoint Energy, Inc.(b)	433,993	18,943,794
CMS Energy Corp.	245,765	18,860,006
Consolidated Edison, Inc.	166,830	18,599,877
Dominion Energy, Inc.	299,641	19,326,845
	Shares	Value
Multi-Utilities-(continued)
DTE Energy Co.	127,207	$19,296,030
NiSource, Inc.	402,916	19,452,783
Public Service Enterprise Group, Inc.	226,448	18,491,744
Sempra	200,863	19,106,089
WEC Energy Group, Inc.	164,496	19,400,658
		190,851,741
Water Utilities-3.04%
American Water Works Co., Inc.	138,734	17,816,220
Total Common Stocks & Other Equity Interests (Cost $505,810,939)		585,334,572

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $764,245)	764,245	764,245
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $506,575,184)		586,098,817
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.61%
Invesco Private Prime Fund, 3.78%(c)(d)(e) (Cost $15,286,931)	15,285,402	15,286,931
TOTAL INVESTMENTS IN SECURITIES-102.60% (Cost $521,862,115)		601,385,748
OTHER ASSETS LESS LIABILITIES-(2.60)%		(15,215,271)
NET ASSETS-100.00%		$586,170,477

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$368,784	$14,914,631	$(14,519,170)	$-	$-	$764,245	$18,350
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,071,590	$133,541,071	$(137,612,661)	$-	$-	$-	$183,781 *
Invesco Private Prime Fund	10,595,028	274,124,072	(269,425,717)	140	(6,592)	15,286,931	476,367 *
Total	$15,035,402	$422,579,774	$(421,557,548)	$140	$(6,592)	$16,051,176	$678,498

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P MidCap 400® GARP ETF (GRPM)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Consumer Discretionary-15.38%
Abercrombie & Fitch Co., Class A(b)	64,346	$5,491,931
Chewy, Inc., Class A(b)	208,812	5,308,001
Choice Hotels International, Inc.(c)	75,312	7,461,913
Duolingo, Inc.(b)(c)	54,390	5,988,339
Graham Holdings Co., Class B	6,638	7,451,221
Grand Canyon Education, Inc.(b)	42,911	7,254,963
Texas Roadhouse, Inc.	39,944	6,430,584
Toll Brothers, Inc.	44,929	6,386,208
TopBuild Corp.(b)	15,764	6,978,723
Valvoline, Inc.(b)(c)	223,659	7,432,189
Visteon Corp.(c)	76,821	8,581,674
		74,765,746
Consumer Staples-5.12%
Coca-Cola Consolidated, Inc.	41,265	8,462,214
Maplebear, Inc.(b)(c)	192,504	8,152,544
Pilgrim’s Pride Corp.(c)	249,338	8,253,088
		24,867,846
Energy-14.97%
Matador Resources Co.	155,295	9,851,915
NOV, Inc.	475,527	9,729,282
Permian Resources Corp.	670,114	14,487,865
TechnipFMC PLC (United Kingdom)	199,153	15,049,992
Valaris Ltd.(b)	147,074	14,998,606
Weatherford International PLC	78,368	8,647,909
		72,765,569
Financials-32.11%
Bank OZK	212,932	10,254,805
East West Bancorp, Inc.	86,174	10,898,426
Euronet Worldwide, Inc.(b)(c)	99,185	7,179,010
F.N.B. Corp.	358,146	6,392,906
Hamilton Lane, Inc., Class A(c)	75,091	6,907,621
International Bancshares Corp.(c)	95,309	6,837,467
Kinsale Capital Group, Inc.(c)	28,482	9,217,060
Pinnacle Financial Partners, Inc.	85,330	8,442,550
RenaissanceRe Holdings Ltd. (Bermuda)	45,743	14,041,729
SouthState Bank Corp.	62,025	6,057,982
Texas Capital Bancshares, Inc.(b)	68,692	6,917,284
UMB Financial Corp.	69,352	8,750,142
United Bankshares, Inc.	167,722	7,347,901
Valley National Bancorp	553,991	7,517,658
Voya Financial, Inc.(c)	109,152	8,946,098
Webster Financial Corp.	101,342	7,333,107
Western Alliance Bancorporation	98,370	8,021,090
Wintrust Financial Corp.	53,279	8,022,219
Zions Bancorporation N.A.	110,333	6,997,319
		156,082,374
Health Care-11.37%
Doximity, Inc., Class A(b)	135,172	3,303,604
Exelixis, Inc.(b)	174,913	7,776,632
	Shares	Value
Health Care-(continued)
Halozyme Therapeutics, Inc.(b)	162,347	$10,335,010
Lantheus Holdings, Inc.(b)(c)	212,935	18,018,560
Medpace Holdings, Inc.(b)	17,185	7,194,672
United Therapeutics Corp.(b)	15,075	8,613,101
		55,241,579
Industrials-10.29%
Carpenter Technology Corp.	30,101	12,889,248
ExlService Holdings, Inc.(b)(c)	171,614	5,471,054
KBR, Inc.	169,446	6,352,531
MSA Safety, Inc.	53,261	8,862,098
Paylocity Holding Corp.(b)	56,768	5,988,456
Sterling Infrastructure, Inc.(b)(c)	20,231	10,431,508
		49,994,895
Information Technology-10.77%
AppFolio, Inc., Class A(b)(c)	54,467	9,100,891
DocuSign, Inc.(b)	125,811	5,786,048
Dynatrace, Inc.(b)	225,363	8,160,394
Fabrinet (Thailand)(b)(c)	12,176	8,321,931
Manhattan Associates, Inc.(b)	38,894	5,363,094
Qualys, Inc.(b)	45,935	3,993,130
Rambus, Inc.(b)	100,814	11,604,699
		52,330,187
Total Common Stocks & Other Equity Interests (Cost $451,589,724)		486,048,196
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $41,876)	41,876	41,876
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $451,631,600)		486,090,072
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.89%
Invesco Private Government Fund, 3.63%(d)(e)(f)	23,626,216	23,626,216
Invesco Private Prime Fund, 3.78%(d)(e)(f)	43,863,346	43,867,732
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,494,397)		67,493,948
TOTAL INVESTMENTS IN SECURITIES-113.91% (Cost $519,125,997)		553,584,020
OTHER ASSETS LESS LIABILITIES-(13.91)%		(67,593,690)
NET ASSETS-100.00%		$485,990,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P MidCap 400® GARP ETF (GRPM)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,173	$9,015,742	$(9,175,039)	$-	$-	$41,876	$16,015
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,002,233	219,047,047	(226,423,064)	-	-	23,626,216	632,101 *
Invesco Private Prime Fund	80,728,791	463,377,090	(500,235,791)	3,066	(5,424)	43,867,732	1,708,658 *
Total	$111,932,197	$691,439,879	$(735,833,894)	$3,066	$(5,424)	$67,535,824	$2,356,774

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

33

Statements of Assets and Liabilities
April 30, 2026

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Assets:
Unaffiliated investments in securities, at value(a)	$87,467,787,009	$64,140,754	$277,467,847	$238,942,988
Affiliated investments in securities, at value	3,774,419,231	9,574,887	35,493	5,179,805
Cash	117	-	-	-
Due from broker	4,396	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	13,486,240	-	-	-
Receivable for:
Dividends and interest	51,877,562	84,850	125,667	684,494
Variation margin on futures contracts	2,726,054	-	-	-
Securities lending	616,476	1,958	346	2,560
Investments sold	93,559,073	-	554,619	1,788,083
Fund shares sold	315,148,435	-	-	-
Total assets	91,719,624,593	73,802,449	278,183,972	246,597,930
Liabilities:
Due to custodian	-	-	-	220,835
Due to broker	681,084	-	-	-
Payable for:
Investments purchased	315,116,713	-	-	-
Investments purchased - affiliated broker	136,687	-	-	-
Collateral upon return of securities loaned	3,431,812,400	9,557,277	-	5,179,805
Fund shares repurchased	93,787,510	-	553,969	1,790,465
Accrued unitary management fees	14,261,278	21,220	91,781	81,327
Total liabilities	3,855,795,672	9,578,497	645,750	7,272,432
Net Assets	$87,863,828,921	$64,223,952	$277,538,222	$239,325,498
Net assets consist of:
Shares of beneficial interest	$88,010,799,471	$78,349,384	$432,187,623	$414,682,392
Distributable earnings (loss)	(146,970,550)	(14,125,432)	(154,649,401)	(175,356,894)
Net Assets	$87,863,828,921	$64,223,952	$277,538,222	$239,325,498
Shares outstanding (unlimited amount authorized, $0.01 par value)	432,142,663	1,690,001	5,010,000	8,020,000
Net asset value	$203.32	$38.00	$55.40	$29.84
Market price	$203.31	$37.99	$55.39	$29.84
Unaffiliated investments in securities, at cost	$81,551,720,825	$64,400,962	$283,167,292	$283,025,788
Affiliated investments in securities, at cost	$3,733,036,765	$9,575,129	$35,493	$5,179,805
(a)Includes securities on loan with an aggregate value of:	$3,427,262,583	$9,446,364	$-	$5,255,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$628,243,030	$272,776,646	$688,949,447	$1,002,108,978	$180,865,686	$98,089,860	$4,680,555,069
7,009,838	9,535,556	31,973,971	6,526,786	6,048,558	158,703	184,122,431
-	-	-	-	-	-	-
1,524	-	-	-	-	-	-

-	-	-	-	-	-	-

348,331	136,042	487,849	255,169	84,161	17,632	691,332
-	-	-	-	-	-	-
695	702	2,201	967	1,027	-	21,934
-	-	3,651,289	613,835	-	-	-
-	-	-	3,682,627	-	-	5,894,475
635,603,418	282,448,946	725,064,757	1,013,188,362	186,999,432	98,266,195	4,871,285,241

-	-	-	-	-	-	-
-	-	-	878	-	-	128

-	-	-	3,683,009	-	-	5,879,398
-	-	-	-	-	-	-
6,879,568	5,560,216	31,736,284	6,331,512	6,043,518	-	181,095,229
-	-	3,655,888	613,771	-	-	-
203,512	90,014	233,018	270,750	60,338	31,470	1,418,190
7,083,080	5,650,230	35,625,190	10,899,920	6,103,856	31,470	188,392,945
$628,520,338	$276,798,716	$689,439,567	$1,002,288,442	$180,895,576	$98,234,725	$4,682,892,296

$673,420,988	$316,652,118	$777,408,048	$1,024,683,381	$252,043,037	$119,489,119	$4,061,341,866
(44,900,650)	(39,853,402)	(87,968,481)	(22,394,939)	(71,147,461)	(21,254,394)	621,550,430
$628,520,338	$276,798,716	$689,439,567	$1,002,288,442	$180,895,576	$98,234,725	$4,682,892,296
5,740,005	3,640,000	22,630,000	16,330,000	4,590,000	2,750,000	87,390,000
$109.50	$76.04	$30.47	$61.38	$39.41	$35.72	$53.59
$109.50	$76.05	$30.46	$61.38	$39.40	$35.71	$53.58
$494,420,779	$230,174,138	$628,724,615	$953,861,495	$172,407,762	$109,083,764	$3,598,606,622
$7,009,838	$8,776,968	$31,974,081	$6,526,786	$6,048,992	$158,703	$184,122,431
$6,969,912	$5,627,540	$31,752,348	$6,282,207	$6,009,446	$-	$181,071,762

35

Statements of Assets and Liabilities—(continued)
April 30, 2026

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Assets:
Unaffiliated investments in securities, at value(a)	$585,334,572	$486,048,196
Affiliated investments in securities, at value	16,051,176	67,535,824
Receivable for:
Dividends and interest	262,892	28,950
Securities lending	1,088	9,015
Total assets	601,649,728	553,621,985
Liabilities:
Payable for:
Collateral upon return of securities loaned	15,286,931	67,494,397
Accrued unitary management fees	192,320	137,258
Total liabilities	15,479,251	67,631,655
Net Assets	$586,170,477	$485,990,330
Net assets consist of:
Shares of beneficial interest	$548,592,840	$540,815,726
Distributable earnings (loss)	37,577,637	(54,825,396)
Net Assets	$586,170,477	$485,990,330
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,140,000	3,870,000
Net asset value	$82.10	$125.58
Market price	$82.12	$125.59
Unaffiliated investments in securities, at cost	$505,810,939	$451,589,724
Affiliated investments in securities, at cost	$16,051,176	$67,536,273
(a)Includes securities on loan with an aggregate value of:	$14,460,261	$66,684,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

37

Statements of Operations
For the year ended April 30, 2026

	Invesco S&P 500® Equal Weight ETF (RSP)	Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
Investment income:
Unaffiliated interest income	$1,106,537	$-	$-	$-
Unaffiliated dividend income	1,394,426,905	999,296	2,899,150	8,232,957
Affiliated dividend income	10,612,234	1,199	4,002	5,229
Securities lending income, net	26,315,402	433,557	11,265	18,572
Foreign withholding tax	(429,338)	-	-	-
Total investment income	1,432,031,740	1,434,052	2,914,417	8,256,758
Expenses:
Unitary management fees	154,138,985	277,717	906,300	1,005,606
Less: Waivers	(104,159)	(30)	(100)	(133)
Net expenses	154,034,826	277,687	906,200	1,005,473
Net investment income	1,277,996,914	1,156,365	2,008,217	7,251,285
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(337,735,772)	(3,312,786)	(14,940,111)	(32,659,605)
Affiliated investment securities	7,565,995	(1,146)	(1,391)	1,175
Unaffiliated in-kind redemptions	8,233,688,312	12,576,175	16,609,045	7,820,343
Affiliated in-kind redemptions	20,975,819	-	-	-
Futures contracts	10,225,888	-	-	-
Net realized gain (loss)	7,934,720,242	9,262,243	1,667,543	(24,838,087)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,656,989,668	(4,080,625)	18,042,017	17,063,385
Affiliated investment securities	78,469,221	(236)	1	607
Futures contracts	7,540,186	-	-	-
Change in net unrealized appreciation (depreciation)	5,742,999,075	(4,080,861)	18,042,018	17,063,992
Net realized and unrealized gain (loss)	13,677,719,317	5,181,382	19,709,561	(7,774,095)
Net increase (decrease) in net assets resulting from operations	$14,955,716,231	$6,337,747	$21,717,778	$(522,810)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Equal Weight Energy ETF (RSPG)	Invesco S&P 500® Equal Weight Financials ETF (RSPF)	Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	Invesco S&P 500® Equal Weight Materials ETF (RSPM)	Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	Invesco S&P 500® Equal Weight Technology ETF (RSPT)

$-	$-	$-	$-	$-	$-	$-
13,057,257	5,936,329	8,324,942	9,633,012	3,978,877	3,411,911	30,104,368
8,623	190,973	17,615	28,222	5,579	2,362	120,825
13,779	6,679	37,315	11,522	9,270	3,268	172,765
-	-	-	-	-	-	(151,119)
13,079,659	6,133,981	8,379,872	9,672,756	3,993,726	3,417,541	30,246,839

1,877,994	1,218,505	2,929,125	2,981,782	665,747	420,869	15,539,760
(221)	(170)	(451)	(731)	(142)	(59)	(3,025)
1,877,773	1,218,335	2,928,674	2,981,051	665,605	420,810	15,536,735
11,201,886	4,915,646	5,451,198	6,691,705	3,328,121	2,996,731	14,710,104

(10,521,393)	5,661,830	(14,142,133)	(7,276,656)	(10,076,988)	(1,706,224)	(88,023,654)
(2,495)	(157,047)	(7,817)	(5,423)	(765)	430	(17,614)
60,503,388	15,691,329	41,598,277	173,139,601	9,573,049	2,649,102	881,200,947
-	263,955	-	-	-	-	-
-	-	-	-	-	-	-
49,979,500	21,460,067	27,448,327	165,857,522	(504,704)	943,308	793,159,679

175,883,458	1,892,701	16,613,682	(4,103,863)	40,479,186	1,007,704	882,748,683
1,052	2,967,166	402	85	3	-	797
-	-	-	-	-	-	-
175,884,510	4,859,867	16,614,084	(4,103,778)	40,479,189	1,007,704	882,749,480
225,864,010	26,319,934	44,062,411	161,753,744	39,974,485	1,951,012	1,675,909,159
$237,065,896	$31,235,580	$49,513,609	$168,445,449	$43,302,606	$4,947,743	$1,690,619,263

39

Statements of Operations—(continued)
For the year ended April 30, 2026

	Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	Invesco S&P MidCap 400® GARP ETF (GRPM)
Investment income:
Unaffiliated dividend income	$14,807,625	$5,612,189
Affiliated dividend income	18,350	16,015
Securities lending income, net	22,220	91,228
Total investment income	14,848,195	5,719,432
Expenses:
Unitary management fees	1,983,912	1,656,534
Less: Waivers	(468)	(403)
Net expenses	1,983,444	1,656,131
Net investment income	12,864,751	4,063,301
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,942,364)	(38,847,578)
Affiliated investment securities	(6,592)	(5,424)
In-kind redemptions	33,720,006	45,616,322
Net realized gain	28,771,050	6,763,320
Change in net unrealized appreciation of:
Unaffiliated investment securities	49,951,529	98,833,686
Affiliated investment securities	140	3,066
Change in net unrealized appreciation	49,951,669	98,836,752
Net realized and unrealized gain	78,722,719	105,600,072
Net increase in net assets resulting from operations	$91,587,470	$109,663,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

41

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco S&P 500® Equal Weight ETF (RSP)		Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	2026	2025	2026	2025
Operations:
Net investment income	$1,277,996,914	$1,081,069,209	$1,156,365	$612,356
Net realized gain (loss)	7,934,720,242	3,724,335,645	9,262,243	7,130,372
Change in net unrealized appreciation (depreciation)	5,742,999,075	(1,967,631,675)	(4,080,861)	6,554,294
Net increase (decrease) in net assets resulting from operations	14,955,716,231	2,837,773,179	6,337,747	14,297,022
Distributions to Shareholders from:
Distributable earnings	(1,265,287,859)	(1,065,603,915)	(1,151,323)	(632,395)
Shareholder Transactions:
Proceeds from shares sold	39,135,431,599	35,498,629,375	39,391,245	23,299,684
Value of shares repurchased	(34,712,525,613)	(21,602,230,545)	(40,887,407)	(40,199,527)
Net increase (decrease) in net assets resulting from share transactions	4,422,905,986	13,896,398,830	(1,496,162)	(16,899,843)
Net increase (decrease) in net assets	18,113,334,358	15,668,568,094	3,690,262	(3,235,216)
Net assets:
Beginning of period	69,750,494,563	54,081,926,469	60,533,690	63,768,906
End of period	$87,863,828,921	$69,750,494,563	$64,223,952	$60,533,690
Changes in Shares Outstanding:
Shares sold	202,270,000	202,570,000	1,010,000	700,000
Shares repurchased	(182,350,000)	(125,860,000)	(1,050,000)	(1,260,000)
Shares outstanding, beginning of period	412,222,663	335,512,663	1,730,001	2,290,001
Shares outstanding, end of period	432,142,663	412,222,663	1,690,001	1,730,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)		Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)		Invesco S&P 500® Equal Weight Energy ETF (RSPG)
2026	2025	2026	2025	2026	2025

$2,008,217	$2,977,254	$7,251,285	$8,584,831	$11,201,886	$12,994,445
1,667,543	34,530,035	(24,838,087)	(6,933,640)	49,979,500	43,394,669
18,042,018	(25,499,956)	17,063,992	(10,313,324)	175,884,510	(118,187,084)
21,717,778	12,007,333	(522,810)	(8,662,133)	237,065,896	(61,797,970)

(2,329,453)	(2,693,420)	(6,991,318)	(8,981,608)	(11,431,342)	(13,090,321)

147,266,951	94,041,376	42,525,148	22,213,735	214,731,499	88,729,825
(81,392,003)	(318,033,666)	(65,943,139)	(164,819,218)	(227,463,127)	(199,743,709)
65,874,948	(223,992,290)	(23,417,991)	(142,605,483)	(12,731,628)	(111,013,884)
85,263,273	(214,678,377)	(30,932,119)	(160,249,224)	212,902,926	(185,902,175)

192,274,949	406,953,326	270,257,617	430,506,841	415,617,412	601,519,587
$277,538,222	$192,274,949	$239,325,498	$270,257,617	$628,520,338	$415,617,412

2,550,000	1,800,000	1,360,000	730,000	2,330,000	1,150,000
(1,470,000)	(6,460,000)	(2,210,000)	(5,300,000)	(2,530,000)	(2,580,000)
3,930,000	8,590,000	8,870,000	13,440,000	5,940,005	7,370,005
5,010,000	3,930,000	8,020,000	8,870,000	5,740,005	5,940,005

43

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco S&P 500® Equal Weight Financials ETF (RSPF)		Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	2026	2025	2026	2025
Operations:
Net investment income	$4,915,646	$5,155,087	$5,451,198	$6,224,098
Net realized gain (loss)	21,460,067	11,178,119	27,448,327	45,991,552
Change in net unrealized appreciation (depreciation)	4,859,867	25,749,823	16,614,084	(71,256,908)
Net increase (decrease) in net assets resulting from operations	31,235,580	42,083,029	49,513,609	(19,041,258)
Distributions to Shareholders from:
Distributable earnings	(5,003,353)	(5,136,873)	(5,414,183)	(6,281,881)
Shareholder Transactions:
Proceeds from shares sold	12,168,747	49,144,624	32,487,520	26,438,069
Value of shares repurchased	(58,353,455)	(48,846,779)	(146,351,732)	(192,860,953)
Net increase (decrease) in net assets resulting from share transactions	(46,184,708)	297,845	(113,864,212)	(166,422,884)
Net increase (decrease) in net assets	(19,952,481)	37,244,001	(69,764,786)	(191,746,023)
Net assets:
Beginning of period	296,751,197	259,507,196	759,204,353	950,950,376
End of period	$276,798,716	$296,751,197	$689,439,567	$759,204,353
Changes in Shares Outstanding:
Shares sold	160,000	720,000	1,080,000	840,000
Shares repurchased	(780,000)	(750,000)	(4,950,000)	(6,310,000)
Shares outstanding, beginning of period	4,260,000	4,290,000	26,500,000	31,970,000
Shares outstanding, end of period	3,640,000	4,260,000	22,630,000	26,500,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)		Invesco S&P 500® Equal Weight Materials ETF (RSPM)		Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
2026	2025	2026	2025	2026	2025

$6,691,705	$6,339,766	$3,328,121	$4,866,079	$2,996,731	$2,899,647
165,857,522	60,275,738	(504,704)	(9,054,253)	943,308	3,228,023
(4,103,778)	(27,206,902)	40,479,189	(12,480,419)	1,007,704	8,367,861
168,445,449	39,408,602	43,302,606	(16,668,593)	4,947,743	14,495,531

(6,508,363)	(6,361,638)	(2,846,451)	(4,899,284)	(2,881,853)	(2,929,695)

892,951,939	129,589,263	29,613,263	17,562,988	17,266,496	31,346,645
(629,461,181)	(277,278,711)	(61,851,862)	(107,033,210)	(31,804,728)	(41,286,936)
263,490,758	(147,689,448)	(32,238,599)	(89,470,222)	(14,538,232)	(9,940,291)
425,427,844	(114,642,484)	8,217,556	(111,038,099)	(12,472,342)	1,625,545

576,860,598	691,503,082	172,678,020	283,716,119	110,707,067	109,081,522
$1,002,288,442	$576,860,598	$180,895,576	$172,678,020	$98,234,725	$110,707,067

15,280,000	2,590,000	790,000	520,000	490,000	890,000
(10,800,000)	(5,900,000)	(1,800,000)	(3,130,000)	(930,000)	(1,210,000)
11,850,000	15,160,000	5,600,000	8,210,000	3,190,000	3,510,000
16,330,000	11,850,000	4,590,000	5,600,000	2,750,000	3,190,000

45

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco S&P 500® Equal Weight Technology ETF (RSPT)		Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	2026	2025	2026	2025
Operations:
Net investment income	$14,710,104	$16,727,310	$12,864,751	$9,010,019
Net realized gain	793,159,679	581,440,046	28,771,050	8,201,650
Change in net unrealized appreciation (depreciation)	882,749,480	(410,641,447)	49,951,669	50,631,044
Net increase (decrease) in net assets resulting from operations	1,690,619,263	187,525,909	91,587,470	67,842,713
Distributions to Shareholders from:
Distributable earnings	(15,077,068)	(15,891,677)	(12,803,826)	(8,919,734)
Shareholder Transactions:
Proceeds from shares sold	1,654,995,495	876,563,777	178,557,797	171,355,192
Value of shares repurchased	(1,724,202,573)	(1,729,450,399)	(106,882,655)	(46,284,894)
Net increase (decrease) in net assets resulting from share transactions	(69,207,078)	(852,886,622)	71,675,142	125,070,298
Net increase (decrease) in net assets	1,606,335,117	(681,252,390)	150,458,786	183,993,277
Net assets:
Beginning of period	3,076,557,179	3,757,809,569	435,711,691	251,718,414
End of period	$4,682,892,296	$3,076,557,179	$586,170,477	$435,711,691
Changes in Shares Outstanding:
Shares sold	37,270,000	23,900,000	2,310,000	2,570,000
Shares repurchased	(38,930,000)	(48,160,000)	(1,430,000)	(710,000)
Shares outstanding, beginning of period	89,050,000	113,310,000	6,260,000	4,400,000
Shares outstanding, end of period	87,390,000	89,050,000	7,140,000	6,260,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400® GARP ETF (GRPM)
2026	2025

$4,063,301	$6,311,759
6,763,320	24,525,069
98,836,752	(100,827,034)
109,663,373	(69,990,206)

(4,953,284)	(5,517,030)

167,994,204	505,141,588
(234,367,199)	(370,054,988)
(66,372,995)	135,086,600
38,337,094	59,579,364

447,653,236	388,073,872
$485,990,330	$447,653,236

1,400,000	4,380,000
(1,990,000)	(3,350,000)
4,460,000	3,430,000
3,870,000	4,460,000

47

Financial Highlights
Invesco S&P 500® Equal Weight ETF (RSP)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$169.21	$161.19	$145.11	$147.48	$148.18
Net investment income(a)	3.14	2.86	2.70	2.42	2.30
Net realized and unrealized gain (loss) on investments	34.09	7.97	15.95	(2.19)	(0.91)
Total from investment operations	37.23	10.83	18.65	0.23	1.39
Distributions to shareholders from:
Net investment income	(3.12)	(2.81)	(2.57)	(2.60)	(2.09)
Net asset value at end of year	$203.32	$169.21	$161.19	$145.11	$147.48
Market price at end of year(b)	$203.31	$169.06	$161.23	$145.10	$147.45
Net Asset Value Total Return(c)	22.17%	6.69%	12.95%	0.30%	0.88%
Market Price Total Return(c)	22.23%	6.56%	12.99%	0.29%	0.86%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$87,863,829	$69,750,495	$54,081,926	$33,752,310	$32,314,898
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.66%	1.65%	1.77%	1.70%	1.48%
Portfolio turnover rate(d)	27%	24%	21%	21%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$34.99	$27.85	$27.32	$30.04	$38.39
Net investment income(a)	0.64	0.36	0.29	0.34	0.41
Net realized and unrealized gain (loss) on investments	3.02	7.15	0.55	(2.73)(b)	(8.37)
Total from investment operations	3.66	7.51	0.84	(2.39)	(7.96)
Distributions to shareholders from:
Net investment income	(0.65)	(0.37)	(0.31)	(0.33)	(0.39)
Net asset value at end of year	$38.00	$34.99	$27.85	$27.32	$30.04
Market price at end of year(c)	$37.99	$34.95	$27.84	$27.33	$30.04
Net Asset Value Total Return(d)	10.39%	27.06%	3.07%	(7.91)%	(20.90)%
Market Price Total Return(d)	10.49%	26.96%	3.00%	(7.88)%	(20.98)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$64,224	$60,534	$63,769	$122,384	$38,151
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.67%	1.10%	1.03%	1.25%	1.13%
Portfolio turnover rate(e)	38%	22%	36%	37%	29%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$48.92	$47.38	$43.25	$42.68	$49.62
Net investment income(b)	0.50	0.49	0.46	0.51	0.31
Net realized and unrealized gain (loss) on investments	6.54	1.55	4.18	0.50	(6.93)
Total from investment operations	7.04	2.04	4.64	1.01	(6.62)
Distributions to shareholders from:
Net investment income	(0.56)	(0.50)	(0.51)	(0.44)	(0.32)
Net asset value at end of year	$55.40	$48.92	$47.38	$43.25	$42.68
Market price at end of year(c)	$55.39	$48.89	$47.38	$43.24	$42.64
Net Asset Value Total Return(d)	14.41%	4.26%	10.76%	2.52%	(13.40)%
Market Price Total Return(d)	14.46%	4.19%	10.77%	2.59%	(13.44)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$277,538	$192,275	$406,953	$491,753	$366,164
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.89%	0.97%	1.02%	1.26%	0.62%
Portfolio turnover rate(e)	27%	27%	30%	26%	21%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$30.47	$32.03	$35.22	$34.90	$32.24
Net investment income(b)	0.87	0.81	0.81	0.73	0.80
Net realized and unrealized gain (loss) on investments	(0.66)	(1.51)	(3.12)	0.43	2.53
Total from investment operations	0.21	(0.70)	(2.31)	1.16	3.33
Distributions to shareholders from:
Net investment income	(0.84)	(0.86)	(0.88)	(0.84)	(0.67)
Net asset value at end of year	$29.84	$30.47	$32.03	$35.22	$34.90
Market price at end of year(c)	$29.84	$30.45	$32.03	$35.21	$34.90
Net Asset Value Total Return(d)	0.77%	(2.21)%	(6.50)%	3.48%	10.51%
Market Price Total Return(d)	0.83%	(2.27)%	(6.49)%	3.48%	10.58%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$239,325	$270,258	$430,507	$1,100,476	$584,627
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.88%	2.60%	2.50%	2.17%	2.46%
Portfolio turnover rate(e)	29%	20%	19%	23%	13%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$69.97	$81.62	$69.69	$65.80	$40.75
Net investment income(a)	2.00	1.92	2.01	2.50	1.54
Net realized and unrealized gain (loss) on investments	39.60	(11.62)	11.86	4.04	24.84
Total from investment operations	41.60	(9.70)	13.87	6.54	26.38
Distributions to shareholders from:
Net investment income	(2.07)	(1.95)	(1.94)	(2.65)	(1.33)
Net asset value at end of year	$109.50	$69.97	$81.62	$69.69	$65.80
Market price at end of year(b)	$109.50	$69.93	$81.60	$69.70	$65.79
Net Asset Value Total Return(c)	60.44%	(12.14)%	20.19%	10.18%	65.91%
Market Price Total Return(c)	60.53%	(12.17)%	20.14%	10.21%	65.68%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$628,520	$415,617	$601,520	$530,334	$544,185
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.39%	2.42%	2.70%	3.57%	2.92%
Portfolio turnover rate(d)	21%	22%	13%	20%	50%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2022, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$69.66	$60.49	$51.10	$57.58	$59.67
Net investment income(a)	1.22	1.22	1.19	1.14	1.05
Net realized and unrealized gain (loss) on investments	6.42	9.17	9.46	(6.47)	(2.13)
Total from investment operations	7.64	10.39	10.65	(5.33)	(1.08)
Distributions to shareholders from:
Net investment income	(1.26)	(1.22)	(1.26)	(1.15)	(1.01)
Net asset value at end of year	$76.04	$69.66	$60.49	$51.10	$57.58
Market price at end of year(b)	$76.05	$69.61	$60.50	$51.09	$57.53
Net Asset Value Total Return(c)	11.00%	17.21%	21.08%	(9.31)%	(1.90)%
Market Price Total Return(c)	11.09%	17.10%	21.13%	(9.25)%	(2.08)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$276,799	$296,751	$259,507	$308,651	$483,651
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.61%	1.77%	2.19%	2.04%	1.68%
Portfolio turnover rate(d)	24%	19%	16%	25%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$28.65	$29.75	$29.95	$28.17	$28.05
Net investment income(b)	0.23	0.21	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments	1.81	(1.09)	(0.21)	1.78	0.12 (c)
Total from investment operations	2.04	(0.88)	(0.01)	1.96	0.30
Distributions to shareholders from:
Net investment income	(0.22)	(0.22)	(0.19)	(0.18)	(0.18)
Net asset value at end of year	$30.47	$28.65	$29.75	$29.95	$28.17
Market price at end of year(d)	$30.46	$28.61	$29.76	$29.95	$28.16
Net Asset Value Total Return(e)	7.16%	(2.99)%	0.02%	7.00%	1.00%
Market Price Total Return(e)	7.28%	(3.16)%	0.05%	7.04%	0.91%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$689,440	$759,204	$950,950	$1,024,183	$901,310
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.74%	0.70%	0.70%	0.64%	0.59%
Portfolio turnover rate(f)	24%	23%	21%	26%	22%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$48.68	$45.61	$37.27	$35.40	$37.05
Net investment income(b)	0.51	0.49	0.46	0.40	0.30
Net realized and unrealized gain (loss) on investments	12.69	3.07	8.34	1.88	(1.67)
Total from investment operations	13.20	3.56	8.80	2.28	(1.37)
Distributions to shareholders from:
Net investment income	(0.50)	(0.49)	(0.46)	(0.41)	(0.28)
Net asset value at end of year	$61.38	$48.68	$45.61	$37.27	$35.40
Market price at end of year(c)	$61.38	$48.64	$45.63	$37.28	$35.39
Net Asset Value Total Return(d)	27.21%	7.80%	23.72%	6.55%	(3.70)%
Market Price Total Return(d)	27.33%	7.66%	23.75%	6.61%	(3.71)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,002,288	$576,861	$691,503	$370,884	$410,685
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.90%	0.98%	1.11%	1.13%	0.79%
Portfolio turnover rate(e)	23%	21%	22%	22%	17%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$30.84	$34.56	$32.14	$35.85	$33.07
Net investment income(b)	0.69	0.68	0.68	0.72	0.52
Net realized and unrealized gain (loss) on investments	8.47	(3.72)	2.43	(3.71)	2.80
Total from investment operations	9.16	(3.04)	3.11	(2.99)	3.32
Distributions to shareholders from:
Net investment income	(0.59)	(0.68)	(0.69)	(0.72)	(0.54)
Net asset value at end of year	$39.41	$30.84	$34.56	$32.14	$35.85
Market price at end of year(c)	$39.40	$30.82	$34.56	$32.12	$35.85
Net Asset Value Total Return(d)	30.05%	(8.96)%	9.81%	(8.32)%	10.18%
Market Price Total Return(d)	30.10%	(9.02)%	9.85%	(8.34)%	10.11%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$180,896	$172,678	$283,716	$339,030	$573,653
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.00%	1.95%	2.09%	2.18%	1.50%
Portfolio turnover rate(e)	34%	26%	18%	22%	15%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$34.70	$31.08	$31.16	$38.79	$35.09
Net investment income(a)	0.99	0.91	0.90	0.94	0.57
Net realized and unrealized gain (loss) on investments	0.99	3.61	0.16	(7.82)	4.04
Total from investment operations	1.98	4.52	1.06	(6.88)	4.61
Distributions to shareholders from:
Net investment income	(0.96)	(0.90)	(1.14)	(0.75)	(0.91)
Net asset value at end of year	$35.72	$34.70	$31.08	$31.16	$38.79
Market price at end of year(b)	$35.71	$34.72	$31.08	$31.16	$38.88
Net Asset Value Total Return(c)	5.87%	14.51%	3.43%	(17.78)%	13.20%
Market Price Total Return(c)	5.79%	14.57%	3.43%	(17.98)%	13.37%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$98,235	$110,707	$109,082	$102,818	$172,210
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.85%	2.58%	2.92%	2.85%	1.48%
Portfolio turnover rate(d)	14%	14%	15%	26%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Financial Highlights—(continued)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$34.55	$33.16	$26.22	$25.90	$27.73
Net investment income(b)	0.17	0.17	0.17	0.18	0.16
Net realized and unrealized gain (loss) on investments	19.04	1.39	6.95	0.32	(1.83)
Total from investment operations	19.21	1.56	7.12	0.50	(1.67)
Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.18)	(0.18)	(0.16)
Net asset value at end of year	$53.59	$34.55	$33.16	$26.22	$25.90
Market price at end of year(c)	$53.58	$34.52	$33.16	$26.21	$25.90
Net Asset Value Total Return(d)	55.68%	4.69%	27.23%	1.99%	(6.10)%
Market Price Total Return(d)	55.81%	4.56%	27.27%	1.90%	(6.08)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,682,892	$3,076,557	$3,757,810	$2,482,806	$2,175,314
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.38%	0.47%	0.57%	0.70%	0.53%
Portfolio turnover rate(e)	31%	26%	20%	35%	24%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$69.60	$57.21	$57.78	$58.48	$54.03
Net investment income(b)	1.98	1.75	1.56	1.40	1.41
Net realized and unrealized gain (loss) on investments	12.49	12.35	(0.50)	(0.76)	4.37
Total from investment operations	14.47	14.10	1.06	0.64	5.78
Distributions to shareholders from:
Net investment income	(1.97)	(1.71)	(1.63)	(1.34)	(1.33)
Net asset value at end of year	$82.10	$69.60	$57.21	$57.78	$58.48
Market price at end of year(c)	$82.12	$69.58	$57.20	$57.79	$58.48
Net Asset Value Total Return(d)	21.11%	24.85%	1.99%	1.11%	10.90%
Market Price Total Return(d)	21.18%	24.83%	1.96%	1.14%	11.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$586,170	$435,712	$251,718	$375,542	$333,333
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.59%	2.66%	2.87%	2.42%	2.56%
Portfolio turnover rate(e)	9%	19%	10%	11%	15%

(a)	Per share amounts have been adjusted to reflect a two-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Financial Highlights—(continued)
Invesco S&P MidCap 400® GARP ETF (GRPM)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$100.37	$113.14	$86.29	$85.55	$92.63
Net investment income(a)	1.01	1.38	0.89	1.13	0.93
Net realized and unrealized gain (loss) on investments	25.43	(12.95)	26.88	0.71	(7.10)
Total from investment operations	26.44	(11.57)	27.77	1.84	(6.17)
Distributions to shareholders from:
Net investment income	(1.23)	(1.20)	(0.92)	(1.10)	(0.91)
Net asset value at end of year	$125.58	$100.37	$113.14	$86.29	$85.55
Market price at end of year(b)	$125.59	$100.31	$113.19	$86.28	$85.47
Net Asset Value Total Return(c)	26.47%	(10.33)%	32.36%	2.23%	(6.72)%
Market Price Total Return(c)	26.56%	(10.42)%	32.43%	2.31%	(6.81)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$485,990	$447,653	$388,074	$187,243	$123,195
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.36%	0.40%	0.40%
Net investment income	0.86%	1.22%	0.92%	1.33%	1.01%
Portfolio turnover rate(d)	75%	70%	114%	33%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the period ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Equal Weight ETF (RSP)	"S&P 500® Equal Weight ETF"
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)	"S&P 500® Equal Weight Communication Services ETF"
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)	"S&P 500® Equal Weight Consumer Discretionary ETF"
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)	"S&P 500® Equal Weight Consumer Staples ETF"
Invesco S&P 500® Equal Weight Energy ETF (RSPG)	"S&P 500® Equal Weight Energy ETF"
Invesco S&P 500® Equal Weight Financials ETF (RSPF)	"S&P 500® Equal Weight Financials ETF"
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)	"S&P 500® Equal Weight Health Care ETF"
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)	"S&P 500® Equal Weight Industrials ETF"
Invesco S&P 500® Equal Weight Materials ETF (RSPM)	"S&P 500® Equal Weight Materials ETF"
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)	"S&P 500® Equal Weight Real Estate ETF"
Invesco S&P 500® Equal Weight Technology ETF (RSPT)	"S&P 500® Equal Weight Technology ETF"
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)	"S&P 500® Equal Weight Utilities ETF"
Invesco S&P MidCap 400® GARP ETF (GRPM)	"S&P MidCap 400® GARP ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index
S&P 500® Equal Weight Communication Services ETF	S&P 500® Equal Weight Communication Services Plus Index
S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Plus Index
S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
S&P 500® Equal Weight Real Estate ETF	S&P 500® Equal Weight Real Estate Index
S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Utilities Plus Index
S&P MidCap 400® GARP ETF	S&P MidCap 400® GARP Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

55

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security

56

using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are

57

determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated,

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unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
In connection with the Fund’s securities lending arrangements with certain borrowers, the Fund may transfer securities and/or cash to a segregated custody account at its custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the agreement, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure the Fund’s obligation to return the cash collateral received from the borrower at the termination of the securities loans. Such agreement is undertaken to provide the borrower with regulatory capital relief and to facilitate securities lending activity between the Fund and the borrower. Whether the transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and the Adviser; the Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to the Fund, including the Fund’s failure to return the cash collateral to the borrower.
As of April 30, 2026, securities and/or cash with an approximate fair value of $309,936,296 were held in Collateral Accounts for Invesco S&P 500® Equal Weight ETF. The Fund beneficial ownership of such securities and/or cash, which remain recognized as assets of the Fund on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Equal Weight ETF	$1,528,828
S&P 500® Equal Weight Communication Services ETF	45,527
S&P 500® Equal Weight Consumer Discretionary ETF	1,148
S&P 500® Equal Weight Consumer Staples ETF	1,249
S&P 500® Equal Weight Energy ETF	1,225
S&P 500® Equal Weight Financials ETF	540
S&P 500® Equal Weight Health Care ETF	2,861
S&P 500® Equal Weight Industrials ETF	921
S&P 500® Equal Weight Materials ETF	905
S&P 500® Equal Weight Real Estate ETF	348
S&P 500® Equal Weight Technology ETF	13,587
S&P 500® Equal Weight Utilities ETF	2,008
S&P MidCap 400® GARP ETF	5,192

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K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or

60

the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies typically involves greater risk than is associated with investing in securities of larger, more established companies and securities may be more volatile and less liquid than those of more established companies. Mid-capitalization companies’ securities may be more volatile and less liquid than those of larger, more established companies and have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies may have less experienced management, more product and market diversification, and fewer financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. S&P 500® Equal Weight Communication Services ETF is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund

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can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary, and at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Equal Weight ETF	0.20%
S&P 500® Equal Weight Communication Services ETF	0.40%
S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
S&P 500® Equal Weight Consumer Staples ETF	0.40%
S&P 500® Equal Weight Energy ETF	0.40%
S&P 500® Equal Weight Financials ETF	0.40%
S&P 500® Equal Weight Health Care ETF	0.40%
S&P 500® Equal Weight Industrials ETF	0.40%
S&P 500® Equal Weight Materials ETF	0.40%
S&P 500® Equal Weight Real Estate ETF	0.40%
S&P 500® Equal Weight Technology ETF	0.40%
S&P 500® Equal Weight Utilities ETF	0.40%
S&P MidCap 400® GARP ETF	0.35%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended April 30, 2026, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Equal Weight ETF	$104,159
S&P 500® Equal Weight Communication Services ETF	30
S&P 500® Equal Weight Consumer Discretionary ETF	100
S&P 500® Equal Weight Consumer Staples ETF	133
S&P 500® Equal Weight Energy ETF	221

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S&P 500® Equal Weight Financials ETF	$170
S&P 500® Equal Weight Health Care ETF	451
S&P 500® Equal Weight Industrials ETF	731
S&P 500® Equal Weight Materials ETF	142
S&P 500® Equal Weight Real Estate ETF	59
S&P 500® Equal Weight Technology ETF	3,025
S&P 500® Equal Weight Utilities ETF	468
S&P MidCap 400® GARP ETF	403
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Equal Weight ETF	$1,013,366
S&P 500® Equal Weight Communication Services ETF	4,218
S&P 500® Equal Weight Consumer Discretionary ETF	3,863
S&P 500® Equal Weight Consumer Staples ETF	7,046
S&P 500® Equal Weight Energy ETF	11,004
S&P 500® Equal Weight Financials ETF	4,251
S&P 500® Equal Weight Health Care ETF	4,812
S&P 500® Equal Weight Industrials ETF	6,086
S&P 500® Equal Weight Materials ETF	2,709
S&P 500® Equal Weight Real Estate ETF	1,131
S&P 500® Equal Weight Technology ETF	51,708
S&P 500® Equal Weight Utilities ETF	4,384
S&P MidCap 400® GARP ETF	41,963
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of April 30, 2026, for each Fund (except for S&P 500® Equal Weight Consumer Discretionary ETF and S&P 500® Equal Weight Real Estate ETF). As of April 30, 2026, all of the securities in S&P 500® Equal Weight Consumer Discretionary ETF and S&P 500® Equal Weight Real Estate ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$87,652,862,686	$-	$0	$87,652,862,686
Money Market Funds	157,627,306	3,431,716,248	-	3,589,343,554
Total Investments in Securities	87,810,489,992	3,431,716,248	0	91,242,206,240
Other Investments - Assets
Futures Contracts	8,727,125	-	-	8,727,125
Total Investments	$87,819,217,117	$3,431,716,248	$0	$91,250,933,365
S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$64,140,754	$-	$-	$64,140,754
Money Market Funds	17,852	9,557,035	-	9,574,887
Total Investments	$64,158,606	$9,557,035	$-	$73,715,641
S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,942,988	$-	$-	$238,942,988
Money Market Funds	-	5,179,805	-	5,179,805
Total Investments	$238,942,988	$5,179,805	$-	$244,122,793
S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$628,243,030	$-	$-	$628,243,030
Money Market Funds	130,270	6,879,568	-	7,009,838
Total Investments	$628,373,300	$6,879,568	$-	$635,252,868
S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$276,532,486	$-	$-	$276,532,486
Money Market Funds	219,500	5,560,216	-	5,779,716
Total Investments	$276,751,986	$5,560,216	$-	$282,312,202
S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$688,949,447	$-	$0	$688,949,447
Money Market Funds	237,797	31,736,174	-	31,973,971
Total Investments	$689,187,244	$31,736,174	$0	$720,923,418
S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,002,108,978	$-	$-	$1,002,108,978
Money Market Funds	195,274	6,331,512	-	6,526,786
Total Investments	$1,002,304,252	$6,331,512	$-	$1,008,635,764
S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$180,865,686	$-	$-	$180,865,686
Money Market Funds	5,474	6,043,084	-	6,048,558
Total Investments	$180,871,160	$6,043,084	$-	$186,914,244

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	Level 1	Level 2	Level 3	Total
S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,680,555,069	$-	$-	$4,680,555,069
Money Market Funds	3,027,202	181,095,229	-	184,122,431
Total Investments	$4,683,582,271	$181,095,229	$-	$4,864,677,500
S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$585,334,572	$-	$-	$585,334,572
Money Market Funds	764,245	15,286,931	-	16,051,176
Total Investments	$586,098,817	$15,286,931	$-	$601,385,748
S&P MidCap 400® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$486,048,196	$-	$-	$486,048,196
Money Market Funds	41,876	67,493,948	-	67,535,824
Total Investments	$486,090,072	$67,493,948	$-	$553,584,020
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
S&P 500® Equal Weight ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$8,727,125
Derivatives not subject to master netting agreements	(8,727,125)
Total Derivative Assets subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

Effect of Derivative Investments for the Fiscal Year Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P 500® Equal Weight ETF
Equity Risk
Realized Gain:
Futures contracts	$10,225,888
Change in Net Unrealized Appreciation:
Futures contracts	7,540,186
Total	$17,766,074
The table below summarizes the average notional value of derivatives held during the period.

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Average Notional Value
S&P 500® Equal Weight ETF
Futures contracts	$146,310,635
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
S&P 500® Equal Weight ETF	$1,265,287,859	$1,065,603,915
S&P 500® Equal Weight Communication Services ETF	1,151,323	632,396
S&P 500® Equal Weight Consumer Discretionary ETF	2,329,453	2,693,420
S&P 500® Equal Weight Consumer Staples ETF	6,991,318	8,981,608
S&P 500® Equal Weight Energy ETF	11,431,342	13,090,321
S&P 500® Equal Weight Financials ETF	5,003,353	5,136,873
S&P 500® Equal Weight Health Care ETF	5,414,183	6,281,881
S&P 500® Equal Weight Industrials ETF	6,508,363	6,361,638
S&P 500® Equal Weight Materials ETF	2,846,451	4,899,284
S&P 500® Equal Weight Real Estate ETF	2,881,853	2,929,696
S&P 500® Equal Weight Technology ETF	15,077,068	15,891,677
S&P 500® Equal Weight Utilities ETF	12,803,826	8,919,734
S&P MidCap 400® GARP ETF	4,953,284	5,517,030

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500® Equal Weight ETF	$61,490,736	$5,870,920,800	$8,727,125	$(6,088,109,211)	$88,010,799,471	$87,863,828,921
S&P 500® Equal Weight Communication Services ETF	89,503	(2,740,087)	-	(11,474,848)	78,349,384	64,223,952
S&P 500® Equal Weight Consumer Discretionary ETF	53,109	(6,035,217)	-	(148,667,293)	432,187,623	277,538,222
S&P 500® Equal Weight Consumer Staples ETF	775,170	(49,502,362)	-	(126,629,702)	414,682,392	239,325,498
S&P 500® Equal Weight Energy ETF	374,236	132,337,378	-	(177,612,264)	673,420,988	628,520,338
S&P 500® Equal Weight Financials ETF	111,567	42,745,422	-	(82,710,391)	316,652,118	276,798,716
S&P 500® Equal Weight Health Care ETF	406,162	56,040,703	-	(144,415,346)	777,408,048	689,439,567
S&P 500® Equal Weight Industrials ETF	190,055	47,734,543	-	(70,319,537)	1,024,683,381	1,002,288,442
S&P 500® Equal Weight Materials ETF	481,670	7,661,382	-	(79,290,513)	252,043,037	180,895,576
S&P 500® Equal Weight Real Estate ETF	120,413	(14,338,409)	-	(7,036,398)	119,489,119	98,234,725
S&P 500® Equal Weight Technology ETF	494,254	1,069,505,378	-	(448,449,202)	4,061,341,866	4,682,892,296
S&P 500® Equal Weight Utilities ETF	229,047	78,487,360	-	(41,138,770)	548,592,840	586,170,477
S&P MidCap 400® GARP ETF	-	34,321,553	-	(89,146,949)	540,815,726	485,990,330
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight ETF	$-	$6,088,109,211	$6,088,109,211
S&P 500® Equal Weight Communication Services ETF	3,239,317	8,235,531	11,474,848
S&P 500® Equal Weight Consumer Discretionary ETF	24,461,844	124,205,449	148,667,293
S&P 500® Equal Weight Consumer Staples ETF	17,735,053	108,894,649	126,629,702

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	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Equal Weight Energy ETF	$27,945,888	$149,666,376	$177,612,264
S&P 500® Equal Weight Financials ETF	17,174,838	65,535,553	82,710,391
S&P 500® Equal Weight Health Care ETF	4,811,888	139,603,458	144,415,346
S&P 500® Equal Weight Industrials ETF	15,591,016	54,728,521	70,319,537
S&P 500® Equal Weight Materials ETF	17,575,915	61,714,598	79,290,513
S&P 500® Equal Weight Real Estate ETF	3,066,792	3,969,606	7,036,398
S&P 500® Equal Weight Technology ETF	102,752,275	345,696,927	448,449,202
S&P 500® Equal Weight Utilities ETF	15,093,216	26,045,554	41,138,770
S&P MidCap 400® GARP ETF	37,253,863	51,893,086	89,146,949

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Equal Weight ETF	$20,906,505,310	$20,908,282,795
S&P 500® Equal Weight Communication Services ETF	26,477,352	26,523,291
S&P 500® Equal Weight Consumer Discretionary ETF	60,785,696	61,029,615
S&P 500® Equal Weight Consumer Staples ETF	72,616,296	72,283,670
S&P 500® Equal Weight Energy ETF	98,190,714	108,925,802
S&P 500® Equal Weight Financials ETF	71,115,154	71,184,498
S&P 500® Equal Weight Health Care ETF	172,897,135	172,820,585
S&P 500® Equal Weight Industrials ETF	173,208,302	172,199,497
S&P 500® Equal Weight Materials ETF	57,031,856	56,604,591
S&P 500® Equal Weight Real Estate ETF	15,719,379	14,950,218
S&P 500® Equal Weight Technology ETF	1,195,622,251	1,200,432,956
S&P 500® Equal Weight Utilities ETF	44,197,899	44,050,431
S&P MidCap 400® GARP ETF	354,025,114	352,815,877
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Equal Weight ETF	$39,050,402,659	$34,624,181,521
S&P 500® Equal Weight Communication Services ETF	39,360,598	40,798,627
S&P 500® Equal Weight Consumer Discretionary ETF	146,878,432	81,117,517
S&P 500® Equal Weight Consumer Staples ETF	42,428,137	65,802,878
S&P 500® Equal Weight Energy ETF	212,918,301	214,665,118
S&P 500® Equal Weight Financials ETF	12,157,807	58,275,183
S&P 500® Equal Weight Health Care ETF	32,471,479	146,358,904
S&P 500® Equal Weight Industrials ETF	891,208,537	627,949,386
S&P 500® Equal Weight Materials ETF	29,578,891	61,735,260
S&P 500® Equal Weight Real Estate ETF	17,238,724	31,761,222
S&P 500® Equal Weight Technology ETF	1,655,796,871	1,721,305,128
S&P 500® Equal Weight Utilities ETF	178,216,679	106,933,095
S&P MidCap 400® GARP ETF	167,858,217	236,080,248
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P 500® Equal Weight ETF	$12,925,561,522	$(7,045,913,597)	$5,879,647,925	$85,371,285,440
S&P 500® Equal Weight Communication Services ETF	7,058,108	(9,798,195)	(2,740,087)	76,455,728
S&P 500® Equal Weight Consumer Discretionary ETF	27,154,887	(33,190,104)	(6,035,217)	283,538,557
S&P 500® Equal Weight Consumer Staples ETF	18,566,123	(68,068,485)	(49,502,362)	293,625,155
S&P 500® Equal Weight Energy ETF	134,676,896	(2,339,518)	132,337,378	502,915,490
S&P 500® Equal Weight Financials ETF	61,635,466	(18,890,044)	42,745,422	239,566,780
S&P 500® Equal Weight Health Care ETF	121,777,350	(65,736,647)	56,040,703	664,882,715
S&P 500® Equal Weight Industrials ETF	97,195,298	(49,460,755)	47,734,543	960,901,221
S&P 500® Equal Weight Materials ETF	29,919,481	(22,258,099)	7,661,382	179,252,862
S&P 500® Equal Weight Real Estate ETF	9,680,800	(24,019,209)	(14,338,409)	112,586,972
S&P 500® Equal Weight Technology ETF	1,472,801,032	(403,295,654)	1,069,505,378	3,795,172,122
S&P 500® Equal Weight Utilities ETF	85,721,360	(7,234,000)	78,487,360	522,898,388
S&P MidCap 400® GARP ETF	81,787,814	(47,466,261)	34,321,553	519,262,467
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500® Equal Weight ETF	$-	$(8,237,317,437)	$8,237,317,437
S&P 500® Equal Weight Communication Services ETF	1	(11,554,317)	11,554,316
S&P 500® Equal Weight Consumer Discretionary ETF	-	(16,562,414)	16,562,414
S&P 500® Equal Weight Consumer Staples ETF	-	(6,976,090)	6,976,090
S&P 500® Equal Weight Energy ETF	-	(59,755,746)	59,755,746
S&P 500® Equal Weight Financials ETF	-	(15,916,539)	15,916,539
S&P 500® Equal Weight Health Care ETF	-	(41,064,610)	41,064,610
S&P 500® Equal Weight Industrials ETF	-	(172,415,383)	172,415,383
S&P 500® Equal Weight Materials ETF	-	(7,953,055)	7,953,055
S&P 500® Equal Weight Real Estate ETF	(1)	(1,683,836)	1,683,837
S&P 500® Equal Weight Technology ETF	-	(878,450,222)	878,450,222
S&P 500® Equal Weight Utilities ETF	-	(33,594,884)	33,594,884
S&P MidCap 400® GARP ETF	43,837	(45,440,339)	45,396,502
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at

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least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco S&P 500 Equal Weight ETF, Invesco S&P 500 Equal Weight Communication Services ETF, Invesco S&P 500 Equal Weight Consumer Discretionary ETF, Invesco S&P 500 Equal Weight Consumer Staples ETF, Invesco S&P 500 Equal Weight Energy ETF, Invesco S&P 500 Equal Weight Financials ETF, Invesco S&P 500 Equal Weight Health Care ETF, Invesco S&P 500 Equal Weight Industrials ETF, Invesco S&P 500 Equal Weight Materials ETF, Invesco S&P 500 Equal Weight Real Estate ETF, Invesco S&P 500 Equal Weight Technology ETF, Invesco S&P 500 Equal Weight Utilities ETF and Invesco S&P MidCap 400 GARP ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P 500 Equal Weight ETF, Invesco S&P 500 Equal Weight Communication Services ETF, Invesco S&P 500 Equal Weight Consumer Discretionary ETF, Invesco S&P 500 Equal Weight Consumer Staples ETF, Invesco S&P 500 Equal Weight Energy ETF, Invesco S&P 500 Equal Weight Financials ETF, Invesco S&P 500 Equal Weight Health Care ETF, Invesco S&P 500 Equal Weight Industrials ETF, Invesco S&P 500 Equal Weight Materials ETF, Invesco S&P 500 Equal Weight Real Estate ETF, Invesco S&P 500 Equal Weight Technology ETF, Invesco S&P 500 Equal Weight Utilities ETF and Invesco S&P MidCap 400 GARP ETF (thirteen of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

70

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500® Equal Weight ETF	7%	93%	88%	0%	0%
Invesco S&P 500® Equal Weight Communication Services ETF	0%	84%	85%	0%	0%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Consumer Staples ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Energy ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Financials ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Health Care ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Industrials ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Materials ETF	0%	100%	83%	0%	0%
Invesco S&P 500® Equal Weight Real Estate ETF	91%	2%	0%	0%	0%
Invesco S&P 500® Equal Weight Technology ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Equal Weight Utilities ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400® GARP ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

71

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

72

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

73

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

74

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

75

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

76

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPE-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
RPG	Invesco S&P 500® Pure Growth ETF
RPV	Invesco S&P 500® Pure Value ETF
XLG	Invesco S&P 500® Top 50 ETF
RFG	Invesco S&P MidCap 400® Pure Growth ETF
RFV	Invesco S&P MidCap 400® Pure Value ETF
RZG	Invesco S&P SmallCap 600® Pure Growth ETF
RZV	Invesco S&P SmallCap 600® Pure Value ETF

2

Invesco S&P 500® Pure Growth ETF (RPG)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-7.51%
Alphabet, Inc., Class A	52,749	$20,297,815
Alphabet, Inc., Class C	42,054	16,062,105
EchoStar Corp., Class A(b)(c)	312,020	38,422,143
Meta Platforms, Inc., Class A	34,797	21,292,632
Netflix, Inc.(b)	174,484	16,333,447
TKO Group Holdings, Inc.(c)	158,741	29,540,113
		141,948,255
Consumer Discretionary-15.65%
Booking Holdings, Inc.	78,719	13,253,131
Carnival Corp.(c)	1,010,021	26,775,657
DoorDash, Inc., Class A(b)	101,524	17,122,023
Expedia Group, Inc.	94,161	23,386,768
Hilton Worldwide Holdings, Inc.	73,212	23,725,813
Las Vegas Sands Corp.	455,169	24,856,779
Marriott International, Inc., Class A	61,970	22,413,929
O’Reilly Automotive, Inc.(b)	167,781	16,677,431
Ralph Lauren Corp.	73,923	26,511,745
Royal Caribbean Cruises Ltd.(c)	91,793	24,211,322
Tapestry, Inc.	203,684	29,542,327
Ulta Beauty, Inc.(b)	34,374	18,475,337
Wynn Resorts Ltd.(c)	270,836	29,009,244
		295,961,506
Consumer Staples-1.74%
Casey’s General Stores, Inc.	15,788	12,980,104
Monster Beverage Corp.(b)	258,060	19,888,684
		32,868,788
Financials-5.21%
Berkshire Hathaway, Inc., Class B(b)	86,437	40,936,563
Interactive Brokers Group, Inc., Class A	458,494	36,450,273
Robinhood Markets, Inc., Class A(b)	288,979	21,063,680
		98,450,516
Health Care-6.98%
Eli Lilly and Co.	30,777	28,764,184
HCA Healthcare, Inc.(c)	64,470	28,008,992
IDEXX Laboratories, Inc.(b)	34,834	19,534,907
Incyte Corp.(b)	297,945	28,385,220
Insulet Corp.(b)	87,615	15,082,046
Intuitive Surgical, Inc.(b)	26,870	12,295,981
		132,071,330
Industrials-19.42%
Caterpillar, Inc.	29,138	25,936,025
Comfort Systems USA, Inc.	38,086	70,087,762
EMCOR Group, Inc.	39,093	34,858,055
GE Vernova, Inc.	33,355	36,138,808
Howmet Aerospace, Inc.	164,339	39,940,951
Quanta Services, Inc.	53,995	39,295,941
Rollins, Inc.	249,255	13,890,981
RTX Corp.	136,569	24,045,704
TransDigm Group, Inc.	13,536	15,701,489
Uber Technologies, Inc.(b)(c)	287,525	21,452,240
Vertiv Holdings Co., Class A	139,969	45,978,417
		367,326,373
	Shares	Value
Information Technology-39.75%
Advanced Micro Devices, Inc.(b)	102,733	$36,417,821
Amphenol Corp., Class A	260,238	38,325,250
Applied Materials, Inc.	59,870	23,618,116
AppLovin Corp., Class A(b)	55,219	24,647,001
Arista Networks, Inc.(b)	214,592	37,062,184
Broadcom, Inc.	79,921	33,361,423
Ciena Corp.(b)	106,810	56,350,820
Coherent Corp.(b)	89,914	28,746,405
CrowdStrike Holdings, Inc., Class A(b)	64,685	28,833,339
Datadog, Inc., Class A(b)	131,844	17,428,458
First Solar, Inc.(b)	126,079	25,454,089
KLA Corp.	22,950	40,170,533
Lam Research Corp.	123,908	31,950,917
Lumentum Holdings, Inc.(b)	32,685	29,492,329
Micron Technology, Inc.	81,884	42,347,129
Microsoft Corp.	30,611	12,482,554
Monolithic Power Systems, Inc.	33,635	54,300,680
NVIDIA Corp.	157,119	31,356,239
Palantir Technologies, Inc., Class A(b)	205,281	28,556,640
Sandisk Corp.(b)	102,897	112,827,590
VeriSign, Inc.	66,857	17,961,802
		751,691,319
Materials-1.53%
Newmont Corp.	260,765	28,968,384
Real Estate-1.09%
Welltower, Inc.	95,272	20,706,416
Utilities-1.14%
Vistra Corp.	136,280	21,510,435
Total Common Stocks & Other Equity Interests (Cost $1,420,430,770)		1,891,503,322
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $100,327)	100,327	100,327
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $1,420,531,097)		1,891,603,649
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.82%
Invesco Private Government Fund, 3.63%(d)(e)(f)	25,318,960	25,318,960
Invesco Private Prime Fund, 3.78%(d)(e)(f)	65,871,485	65,878,072
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,197,657)		91,197,032
TOTAL INVESTMENTS IN SECURITIES-104.85% (Cost $1,511,728,754)		1,982,800,681
OTHER ASSETS LESS LIABILITIES-(4.85)%		(91,646,692)
NET ASSETS-100.00%		$1,891,153,989
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$493,940	$12,677,629	$(13,071,242)	$-	$-	$100,327	$26,453
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,213,890	351,016,082	(372,911,012)	-	-	25,318,960	869,091 *
Invesco Private Prime Fund	122,543,494	679,169,159	(735,846,689)	1,728	10,380	65,878,072	2,381,571 *
Total	$170,251,324	$1,042,862,870	$(1,121,828,943)	$1,728	$10,380	$91,297,359	$3,277,115

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500® Pure Value ETF (RPV)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.58%
Communication Services-5.69%
AT&T, Inc.	367,207	$9,595,119
Charter Communications, Inc., Class A(b)(c)	98,050	16,194,918
Comcast Corp., Class A	781,903	21,142,657
News Corp., Class A	191,333	5,035,885
News Corp., Class B(c)	63,945	1,949,044
Omnicom Group, Inc.(c)	109,012	8,363,401
Paramount Skydance Corp.(c)	1,631,089	16,702,351
Verizon Communications, Inc.	257,015	12,344,430
Walt Disney Co. (The)	61,256	6,355,310
Warner Bros. Discovery, Inc.(b)	233,244	6,309,250
		103,992,365
Consumer Discretionary-6.95%
Aptiv PLC(b)	137,865	8,307,745
Best Buy Co., Inc.	218,823	13,236,603
D.R. Horton, Inc.	47,261	7,271,578
Ford Motor Co.	2,640,508	31,897,337
General Motors Co.	406,520	31,257,323
Genuine Parts Co.(c)	58,697	6,294,079
Lennar Corp., Class A	110,423	9,971,197
MGM Resorts International(b)(c)	289,250	11,263,395
PulteGroup, Inc.	60,004	7,342,089
		126,841,346
Consumer Staples-15.13%
Archer-Daniels-Midland Co.(c)	530,550	39,547,197
Bunge Global S.A.	377,505	47,969,560
Campbell’s Co. (The)(c)	336,789	7,001,843
Conagra Brands, Inc.	1,345,446	19,307,150
Dollar General Corp.	101,467	11,757,996
Hormel Foods Corp.(c)	481,531	10,338,471
Keurig Dr Pepper, Inc.	234,284	6,887,950
Kraft Heinz Co. (The)	789,598	17,892,291
Kroger Co. (The)	356,740	24,283,292
Molson Coors Beverage Co., Class B(c)	342,123	14,622,337
Sysco Corp.	164,695	12,304,363
Target Corp.	233,828	30,339,183
Tyson Foods, Inc., Class A	530,740	34,004,512
		276,256,145
Energy-11.29%
APA Corp.(c)	520,952	21,218,375
Chevron Corp.	57,358	11,087,875
ConocoPhillips	78,500	9,873,730
Coterra Energy, Inc.	292,319	10,497,175
Devon Energy Corp.(c)	270,351	13,887,931
Diamondback Energy, Inc.	70,967	14,592,944
Exxon Mobil Corp.	57,244	8,834,466
Halliburton Co.	293,718	12,424,271
Marathon Petroleum Corp.	86,470	21,469,636
Occidental Petroleum Corp.	216,463	13,113,329
ONEOK, Inc.	92,086	8,514,272
Phillips 66	145,422	26,052,351
SLB Ltd.	162,135	9,222,239
Valero Energy Corp.	100,801	25,460,317
		206,248,911
	Shares	Value
Financials-19.84%
Allstate Corp. (The)	55,200	$11,992,752
American International Group, Inc.	189,779	14,195,469
Arch Capital Group Ltd.(b)	100,830	9,524,402
Assurant, Inc.	47,201	11,152,180
Bank of America Corp.	123,449	6,599,584
Block, Inc., Class A(b)	111,310	7,848,468
Capital One Financial Corp.	28,816	5,512,501
Chubb Ltd.	25,369	8,295,663
Citigroup, Inc.	128,958	16,504,045
Citizens Financial Group, Inc.	222,084	14,446,564
Everest Group Ltd.	77,766	27,743,798
Fifth Third Bancorp(c)	137,134	6,960,922
Fiserv, Inc.(b)	173,949	10,897,905
Franklin Resources, Inc.(c)	709,407	21,260,928
Global Payments, Inc.(c)	251,655	18,109,094
Hartford Insurance Group, Inc. (The)	54,251	7,422,079
Huntington Bancshares, Inc.	562,920	9,434,539
Invesco Ltd.(d)	557,836	14,620,882
KeyCorp	462,441	10,224,571
Loews Corp.	133,336	15,014,967
M&T Bank Corp.	53,934	11,791,590
MetLife, Inc.	182,915	14,651,491
PNC Financial Services Group, Inc. (The)	35,830	7,990,090
Principal Financial Group, Inc.(c)	119,171	12,025,546
Prudential Financial, Inc.	180,921	17,750,159
Regions Financial Corp.	333,449	9,519,969
State Street Corp.	65,968	10,082,549
Travelers Cos., Inc. (The)	26,553	8,102,382
Truist Financial Corp.	262,460	13,516,690
U.S. Bancorp	160,960	9,119,994
		362,311,773
Health Care-16.12%
Baxter International, Inc.(c)	720,780	12,671,312
Biogen, Inc.(b)	40,422	7,651,076
Cardinal Health, Inc.	88,054	16,983,856
Cencora, Inc.	51,224	15,777,504
Centene Corp.(b)	780,177	41,887,703
Cigna Group (The)	110,718	32,172,436
CVS Health Corp.	379,644	31,620,549
Elevance Health, Inc.	74,863	28,179,930
Henry Schein, Inc.(b)(c)	139,956	10,439,318
Humana, Inc.	114,147	26,988,917
McKesson Corp.	21,601	17,609,135
Pfizer, Inc.	268,411	7,166,574
UnitedHealth Group, Inc.	31,090	11,518,223
Universal Health Services, Inc., Class B	46,413	7,809,916
Viatris, Inc.	1,344,458	20,086,203
Zimmer Biomet Holdings, Inc.(c)	71,297	5,877,012
		294,439,664
Industrials-5.31%
Builders FirstSource, Inc.(b)(c)	77,718	6,146,716
Delta Air Lines, Inc.	200,790	13,651,712
FedEx Corp.	39,809	16,055,368
Huntington Ingalls Industries, Inc.	22,071	8,040,244
Southwest Airlines Co.(c)	276,001	10,465,958
Stanley Black & Decker, Inc.(c)	243,804	19,055,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
Textron, Inc.	106,628	$10,232,023
United Airlines Holdings, Inc.(b)	147,327	13,259,430
		96,907,172
Information Technology-1.66%
Hewlett Packard Enterprise Co.(c)	663,992	19,103,050
HP, Inc.(c)	540,279	11,270,220
		30,373,270
Materials-12.18%
Amcor PLC(c)	290,918	11,066,521
Ball Corp.	140,643	8,590,474
Dow, Inc.	1,194,570	48,368,139
DuPont de Nemours, Inc.	568,511	25,958,212
International Flavors & Fragrances, Inc.(c)	145,115	10,187,073
International Paper Co.	423,040	12,868,877
LyondellBasell Industries N.V., Class A	485,406	36,211,288
Mosaic Co. (The)(c)	1,354,997	31,530,780
Nucor Corp.(c)	55,531	12,510,579
Smurfit WestRock PLC(c)	655,570	25,167,332
		222,459,275
Real Estate-1.41%
Alexandria Real Estate Equities, Inc.	385,808	15,629,082
VICI Properties, Inc.	347,695	10,152,694
		25,781,776
Utilities-4.00%
AES Corp. (The)	722,387	10,438,492
Consolidated Edison, Inc.	80,130	8,933,694
Edison International	204,793	14,231,066
Eversource Energy	111,989	7,917,622
Exelon Corp.	154,129	7,088,393
PG&E Corp.	912,246	15,161,528
Pinnacle West Capital Corp.	88,847	9,215,211
		72,986,006
Total Common Stocks & Other Equity Interests (Cost $1,710,553,500)		1,818,597,703
	Shares	Value
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $5,786,810)	5,786,810	$5,786,810
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,716,340,310)		1,824,384,513
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.79%
Invesco Private Government Fund, 3.63%(d)(e)(f)	39,543,474	39,543,474
Invesco Private Prime Fund, 3.78%(d)(e)(f)	102,667,180	102,677,447
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $142,221,146)		142,220,921
TOTAL INVESTMENTS IN SECURITIES-107.68% (Cost $1,858,561,456)		1,966,605,434
OTHER ASSETS LESS LIABILITIES-(7.68)%		(140,296,039)
NET ASSETS-100.00%		$1,826,309,395

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$14,111,243	$8,465,172	$(20,493,186)	$7,936,226	$4,601,427	$14,620,882	$744,613
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	417,307	49,576,465	(44,206,962)	-	-	5,786,810	52,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,575,638	$406,486,802	$(383,518,966)	$-	$-	$39,543,474	$608,009 *
Invesco Private Prime Fund	43,094,869	805,206,622	(745,612,246)	2,828	(14,626)	102,677,447	1,634,995 *
Total	$74,199,057	$1,269,735,061	$(1,193,831,360)	$7,939,054	$4,586,801	$162,628,613	$3,039,966

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-mini Russell 1000 Value Index	59	June-2026	$6,735,145	$435,832	$435,832

(a)	Futures contracts collateralized by $519,261 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500® Top 50 ETF (XLG)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Communication Services-17.00%
Alphabet, Inc., Class A	1,679,483	$646,265,058
Alphabet, Inc., Class C	1,348,985	515,231,331
AT&T, Inc.	2,019,088	52,758,770
Meta Platforms, Inc., Class A	630,785	385,983,649
Netflix, Inc.(b)	1,217,923	114,009,772
Verizon Communications, Inc.	1,216,392	58,423,308
Walt Disney Co. (The)	510,987	53,014,901
		1,825,686,789
Consumer Discretionary-11.28%
Amazon.com, Inc.(b)	2,817,721	746,865,128
Home Depot, Inc. (The)	287,298	94,463,583
McDonald’s Corp.	205,248	60,258,760
Tesla, Inc.(b)	811,255	309,599,246
		1,211,186,717
Consumer Staples-5.77%
Coca-Cola Co. (The)	1,116,889	87,966,177
Costco Wholesale Corp.	128,164	130,026,223
PepsiCo, Inc.	394,388	62,506,554
Philip Morris International, Inc. (Switzerland)	449,163	74,143,337
Procter & Gamble Co. (The)	670,370	98,604,723
Walmart, Inc.	1,264,309	166,800,286
		620,047,300
Energy-2.70%
Chevron Corp.	540,541	104,491,981
Exxon Mobil Corp.	1,205,618	186,063,026
		290,555,007
Financials-9.57%
Bank of America Corp.	1,913,785	102,310,946
Berkshire Hathaway, Inc., Class B(b)	528,942	250,506,931
Goldman Sachs Group, Inc. (The)	86,418	79,830,356
JPMorgan Chase & Co.	777,467	243,525,989
Mastercard, Inc., Class A	235,074	118,223,416
Visa, Inc., Class A	484,979	159,965,473
Wells Fargo & Co.	891,862	73,337,812
		1,027,700,923
Health Care-6.97%
Abbott Laboratories	501,801	45,558,513
AbbVie, Inc.	509,761	107,722,694
Eli Lilly and Co.	228,556	213,608,438
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	102,343	$46,833,180
Johnson & Johnson	695,348	159,825,738
Merck & Co., Inc.	715,746	78,145,148
UnitedHealth Group, Inc.	261,200	96,769,376
		748,463,087
Industrials-1.93%
Caterpillar, Inc.	134,020	119,292,542
General Electric Co.	302,609	87,735,427
		207,027,969
Information Technology-43.61%
Accenture PLC, Class A	177,518	31,724,242
Adobe, Inc.(b)	118,268	29,105,755
Advanced Micro Devices, Inc.(b)	470,131	166,656,738
Apple, Inc.	4,234,783	1,149,108,367
Broadcom, Inc.	1,241,055	518,053,589
Cisco Systems, Inc.	1,139,517	104,265,805
International Business Machines Corp.	269,770	62,311,475
Intuit, Inc.	80,046	31,097,871
Microsoft Corp.	2,142,074	873,494,936
NVIDIA Corp.	7,009,130	1,398,812,074
Oracle Corp.	489,001	78,919,871
Palantir Technologies, Inc., Class A(b)	659,102	91,687,679
Salesforce, Inc.	270,441	47,740,950
ServiceNow, Inc.(b)	301,775	26,649,750
Texas Instruments, Inc.	261,708	73,560,885
		4,683,189,987
Materials-0.63%
Linde PLC	134,512	67,409,344
Total Common Stocks & Other Equity Interests (Cost $8,629,544,103)		10,681,267,123
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $3,176,934)	3,176,934	3,176,934
TOTAL INVESTMENTS IN SECURITIES-99.49% (Cost $8,632,721,037)		10,684,444,057
OTHER ASSETS LESS LIABILITIES-0.51%		55,122,197
NET ASSETS-100.00%		$10,739,566,254

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,450,520	$127,318,456	$(127,592,042)	$-	$-	$3,176,934	$230,691
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,987,552	148,762,767	(150,750,319)	-	-	-	41,718 *
Invesco Private Prime Fund	4,447,929	123,436,012	(127,876,488)	370	(7,823)	-	86,069 *
Total	$9,886,001	$399,517,235	$(406,218,849)	$370	$(7,823)	$3,176,934	$358,478

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400® Pure Growth ETF (RFG)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-0.60%
New York Times Co. (The), Class A	25,310	$2,000,249
Consumer Discretionary-9.14%
Boyd Gaming Corp.	41,964	3,648,770
Churchill Downs, Inc.	16,347	1,650,884
Five Below, Inc.(b)	26,881	6,334,777
Grand Canyon Education, Inc.(b)	9,818	1,659,929
Hilton Grand Vacations, Inc.(b)(c)	65,564	3,079,541
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	22,727	1,966,113
Planet Fitness, Inc., Class A(b)	24,751	1,650,149
Somnigroup International, Inc.	38,836	2,946,099
TopBuild Corp.(b)	3,242	1,435,233
Travel + Leisure Co.	40,623	2,626,683
Valvoline, Inc.(b)(c)	66,084	2,195,971
Wingstop, Inc.(c)	8,418	1,381,057
		30,575,206
Consumer Staples-1.98%
Celsius Holdings, Inc.(b)(c)	121,721	4,086,174
Coca-Cola Consolidated, Inc.	12,432	2,549,430
		6,635,604
Energy-5.35%
Antero Midstream Corp.	89,783	1,962,656
TechnipFMC PLC (United Kingdom)(c)	108,273	8,182,191
Valaris Ltd.(b)	76,269	7,777,913
		17,922,760
Financials-3.70%
Affiliated Managers Group, Inc.	7,895	2,326,420
Federated Hermes, Inc., Class B	50,030	2,906,243
FirstCash Holdings, Inc.	25,409	5,544,752
Kinsale Capital Group, Inc.(c)	4,986	1,613,519
		12,390,934
Health Care-19.39%
Arrowhead Pharmaceuticals, Inc.(b)	105,823	7,775,874
Doximity, Inc., Class A(b)	54,067	1,321,398
Elanco Animal Health, Inc.(b)	121,747	2,723,480
Encompass Health Corp.	17,542	1,754,200
Ensign Group, Inc. (The)	21,412	3,997,406
Exelixis, Inc.(b)	90,755	4,034,967
Globus Medical, Inc., Class A(b)	39,335	3,547,230
Halozyme Therapeutics, Inc.(b)	90,038	5,731,819
HealthEquity, Inc.(b)	20,655	1,694,330
Hims & Hers Health, Inc.(b)(c)	124,874	3,392,827
Jazz Pharmaceuticals PLC(b)(c)	14,878	3,020,532
LivaNova PLC(b)	29,036	1,745,064
Medpace Holdings, Inc.(b)	11,105	4,649,219
Neurocrine Biosciences, Inc.(b)	26,791	3,527,571
Option Care Health, Inc.(b)(c)	115,989	2,358,056
Penumbra, Inc.(b)(c)	10,737	3,505,416
Sotera Health Co.(b)	105,425	1,640,413
Tenet Healthcare Corp.(b)	18,434	3,265,030
United Therapeutics Corp.(b)	9,072	5,183,287
		64,868,119
Industrials-32.96%
AeroVironment, Inc.(b)(c)	22,056	4,301,361
	Shares	Value
Industrials-(continued)
API Group Corp.(b)	70,618	$3,228,655
ATI, Inc.(b)	32,711	5,085,252
BWX Technologies, Inc.	17,936	3,881,171
CACI International, Inc., Class A(b)	5,944	3,088,146
Carpenter Technology Corp.	15,408	6,597,706
Chart Industries, Inc.(b)	15,780	3,280,662
Curtiss-Wright Corp.	7,341	5,286,988
Dycom Industries, Inc.(b)	13,511	5,594,905
EnerSys	17,386	3,707,738
ExlService Holdings, Inc.(b)	36,716	1,170,506
Flowserve Corp.	28,505	2,099,108
Hexcel Corp.	25,799	2,421,752
ITT, Inc.	13,190	2,827,145
Kratos Defense & Security Solutions, Inc.(b)	45,410	2,863,100
MasTec, Inc.(b)	19,495	7,682,005
Moog, Inc., Class A	5,689	1,714,153
nVent Electric PLC	26,450	3,779,705
Paylocity Holding Corp.(b)	10,935	1,153,533
RB Global, Inc. (Canada)	24,799	2,586,536
RBC Bearings, Inc.(b)	4,198	2,514,980
SPX Technologies, Inc.(b)	14,466	3,166,752
Sterling Infrastructure, Inc.(b)	13,839	7,135,665
Tetra Tech, Inc.	51,224	1,655,560
UL Solutions, Inc., Class A	44,501	4,026,895
Vicor Corp.(b)	24,659	6,639,929
Watts Water Technologies, Inc., Class A	7,006	2,102,921
Woodward, Inc.	18,115	6,575,564
XPO, Inc.(b)	18,699	4,116,211
		110,284,604
Information Technology-19.02%
Advanced Energy Industries, Inc.(c)	12,904	4,953,975
AppFolio, Inc., Class A(b)(c)	11,341	1,894,968
DigitalOcean Holdings, Inc.(b)(c)	57,531	5,547,714
Dropbox, Inc., Class A(b)(c)	74,686	1,814,123
Dynatrace, Inc.(b)	42,438	1,536,680
Fabrinet (Thailand)(b)(c)	10,173	6,952,940
Flex Ltd.(b)	37,767	3,457,569
Guidewire Software, Inc.(b)(c)	9,430	1,305,018
InterDigital, Inc.	20,310	6,023,134
MACOM Technology Solutions Holdings, Inc.(b)	14,318	4,032,092
Okta, Inc.(b)(c)	24,028	1,769,662
Pegasystems, Inc.	35,211	1,286,962
Pure Storage, Inc., Class A(b)	44,512	3,180,382
Rambus, Inc.(b)	53,669	6,177,839
SiTime Corp.(b)(c)	4,559	2,562,842
TTM Technologies, Inc.(b)	43,748	6,921,808
Twilio, Inc., Class A(b)	28,443	4,211,270
		63,628,978
Materials-3.28%
Hecla Mining Co.	282,869	5,097,299
NewMarket Corp.	2,889	1,951,866
Royal Gold, Inc.	16,778	3,915,650
		10,964,815
Real Estate-2.15%
CareTrust REIT, Inc.	52,683	2,078,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
April 30, 2026
	Shares	Value
Real Estate-(continued)
First Industrial Realty Trust, Inc.	25,003	$1,550,436
Sabra Health Care REIT, Inc.(c)	173,045	3,575,110
		7,203,890
Utilities-2.39%
Ormat Technologies, Inc.	21,738	2,497,696
Talen Energy Corp.(b)	14,799	5,511,444
		8,009,140
Total Common Stocks & Other Equity Interests (Cost $276,071,721)		334,484,299
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $167,513)	167,513	167,513
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $276,239,234)		334,651,812
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.01%
Invesco Private Government Fund, 3.63%(d)(e)(f)	13,033,207	$13,033,207
Invesco Private Prime Fund, 3.78%(d)(e)(f)	33,833,565	33,836,948
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,871,181)		46,870,155
TOTAL INVESTMENTS IN SECURITIES-114.02% (Cost $323,110,415)		381,521,967
OTHER ASSETS LESS LIABILITIES-(14.02)%		(46,926,222)
NET ASSETS-100.00%		$334,595,745

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,577	$3,970,578	$(3,847,642)	$-	$-	$167,513	$5,700
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,622,482	158,593,294	(161,182,569)	-	-	13,033,207	528,485 *
Invesco Private Prime Fund	40,361,377	294,623,998	(301,145,220)	1,044	(4,251)	33,836,948	1,442,472 *
Total	$56,028,436	$457,187,870	$(466,175,431)	$1,044	$(4,251)	$47,037,668	$1,976,657

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400® Pure Value ETF (RFV)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Consumer Discretionary-21.43%
Aramark	51,328	$2,345,176
AutoNation, Inc.(b)	18,159	3,856,608
Bath & Body Works, Inc.	63,837	1,240,991
BorgWarner, Inc.	54,453	3,102,187
Columbia Sportswear Co.(c)	29,407	1,791,474
Gap, Inc. (The)(c)	61,047	1,501,146
Goodyear Tire & Rubber Co. (The)(b)(c)	402,852	2,852,192
Harley-Davidson, Inc.(c)	217,239	5,189,840
KB Home	56,172	2,976,554
Lear Corp.	54,950	6,985,794
Lithia Motors, Inc., Class A	17,160	4,978,459
Macy’s, Inc.	237,887	4,650,691
Murphy USA, Inc.	4,647	2,732,436
Penske Automotive Group, Inc.(c)	27,392	4,698,276
Polaris, Inc.	21,691	1,437,463
PVH Corp.(c)	72,584	6,637,081
Taylor Morrison Home Corp., Class A(b)	59,174	3,594,229
Thor Industries, Inc.(c)	30,636	2,421,469
Visteon Corp.	18,639	2,082,163
Whirlpool Corp.(c)	54,612	3,061,549
		68,135,778
Consumer Staples-9.06%
Albertson’s Cos., Inc., Class A(c)	234,406	3,949,741
BJ’s Wholesale Club Holdings, Inc.(b)	15,028	1,410,979
Coty, Inc., Class A(b)(c)	1,393,149	3,427,147
Darling Ingredients, Inc.(b)	58,437	3,753,409
Flowers Foods, Inc.	363,946	3,297,351
Ingredion, Inc.	16,156	1,805,271
Performance Food Group Co.(b)	39,086	3,539,628
Pilgrim’s Pride Corp.	70,035	2,318,158
Post Holdings, Inc.(b)(c)	25,511	2,672,277
US Foods Holding Corp.(b)	28,400	2,655,116
		28,829,077
Energy-12.91%
Chord Energy Corp.	40,921	5,958,098
HF Sinclair Corp.	114,131	7,670,744
Matador Resources Co.	57,541	3,650,401
Murphy Oil Corp.	74,679	3,118,595
NOV, Inc.	265,006	5,422,023
Ovintiv, Inc.	57,256	3,524,107
PBF Energy, Inc., Class A	207,374	8,991,737
Permian Resources Corp.	125,312	2,709,245
		41,044,950
Financials-18.37%
Ally Financial, Inc.	46,553	2,066,488
Associated Banc-Corp	66,820	1,881,651
Bank OZK(c)	45,414	2,187,138
Brighthouse Financial, Inc.(b)(c)	98,402	6,126,508
CNO Financial Group, Inc.	47,296	2,102,307
Columbia Banking System, Inc.	54,515	1,613,644
Corebridge Financial, Inc.	82,521	2,272,628
Euronet Worldwide, Inc.(b)(c)	20,292	1,468,735
F.N.B. Corp.	121,313	2,165,437
First American Financial Corp.	35,977	2,523,067
Flagstar Bank N.A(c)	200,008	2,794,112
	Shares	Value
Financials-(continued)
Hancock Whitney Corp.(c)	19,896	$1,343,179
Jefferies Financial Group, Inc.	27,568	1,329,329
Old National Bancorp(c)	66,730	1,599,518
Pinnacle Financial Partners, Inc.	15,306	1,514,376
Prosperity Bancshares, Inc.(c)	30,266	2,108,027
Reinsurance Group of America, Inc.	22,760	4,812,830
Selective Insurance Group, Inc.	26,458	2,221,149
SouthState Bank Corp.	17,988	1,756,888
Starwood Property Trust, Inc.	70,346	1,291,553
United Bankshares, Inc.	44,981	1,970,618
Unum Group	31,962	2,569,105
Valley National Bancorp	192,159	2,607,598
Voya Financial, Inc.(c)	33,698	2,761,888
Webster Financial Corp.	23,480	1,699,013
Zions Bancorporation N.A.	25,815	1,637,187
		58,423,973
Health Care-0.67%
Envista Holdings Corp.(b)	81,953	2,125,861
Industrials-13.06%
AGCO Corp.	16,442	1,989,811
Alaska Air Group, Inc.(b)(c)	100,028	3,912,095
American Airlines Group, Inc.(b)	185,738	2,174,992
CNH Industrial N.V.(c)	259,043	2,774,351
Concentrix Corp.(c)	207,317	4,938,291
Fluor Corp.(b)	97,295	5,190,688
GXO Logistics, Inc.(b)(c)	56,601	3,233,615
KBR, Inc.	28,915	1,084,023
Knight-Swift Transportation Holdings, Inc.	50,094	3,251,101
Ryder System, Inc.	11,909	3,022,147
Science Applications International Corp.	22,331	2,160,971
Terex Corp.	57,951	3,604,552
UFP Industries, Inc.	19,538	1,748,456
WESCO International, Inc.	6,978	2,436,159
		41,521,252
Information Technology-10.16%
Arrow Electronics, Inc.(b)	60,461	11,356,389
Avnet, Inc.(c)	144,424	11,916,424
Kyndryl Holdings, Inc.(b)	101,045	1,396,442
TD SYNNEX Corp.	33,548	7,654,983
		32,324,238
Materials-11.20%
Alcoa Corp.	42,649	2,720,580
Avient Corp.	82,133	3,045,492
Cabot Corp.	19,280	1,483,789
Cleveland-Cliffs, Inc.(b)(c)	332,882	3,395,396
Commercial Metals Co.	19,514	1,345,685
Graphic Packaging Holding Co.(c)	221,430	2,110,228
Greif, Inc., Class A	51,994	3,392,089
Olin Corp.(c)	243,405	6,932,174
Silgan Holdings, Inc.	57,532	2,332,923
Sonoco Products Co.	79,873	3,990,455
Westlake Corp.(c)	42,282	4,874,269
		35,623,080
Real Estate-3.08%
Cousins Properties, Inc.	66,231	1,696,175
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
April 30, 2026
	Shares	Value
Real Estate-(continued)
Jones Lang LaSalle, Inc.(b)	6,134	$1,951,409
Kilroy Realty Corp.(c)	45,147	1,501,589
Park Hotels & Resorts, Inc.(c)	406,078	4,657,715
		9,806,888
Total Common Stocks & Other Equity Interests (Cost $279,580,171)		317,835,097
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $129,632)	129,632	129,632
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $279,709,803)		317,964,729
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.05%
Invesco Private Government Fund, 3.63%(d)(e)(f)	21,288,531	$21,288,531
Invesco Private Prime Fund, 3.78%(d)(e)(f)	55,189,602	55,195,121
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,484,266)		76,483,652
TOTAL INVESTMENTS IN SECURITIES-124.03% (Cost $356,194,069)		394,448,381
OTHER ASSETS LESS LIABILITIES-(24.03)%		(76,433,662)
NET ASSETS-100.00%		$318,014,719

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$129,494	$16,213,944	$(16,213,806)	$-	$-	$129,632	$10,134
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,672,156	186,364,941	(185,748,566)	-	-	21,288,531	628,639 *
Invesco Private Prime Fund	50,964,273	367,010,326	(362,778,031)	2,015	(3,462)	55,195,121	1,713,591 *
Total	$71,765,923	$569,589,211	$(564,740,403)	$2,015	$(3,462)	$76,613,284	$2,352,364

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-3.65%
Gogo, Inc.(b)(c)	78,731	$329,095
Sphere Entertainment Co.(b)(c)	11,897	1,694,728
TripAdvisor, Inc.(b)(c)	36,821	409,818
Uniti Group, Inc.(b)(c)	169,975	2,010,804
		4,444,445
Consumer Discretionary-8.63%
Acushnet Holdings Corp.	7,028	680,451
Boot Barn Holdings, Inc.(b)	4,040	692,658
Brinker International, Inc.(b)(c)	5,430	826,663
Cavco Industries, Inc.(b)	599	303,693
Covista, Inc.(b)	8,435	971,881
Dorman Products, Inc.(b)	2,829	318,291
Etsy, Inc.(b)	10,063	647,453
Frontdoor, Inc.(b)	6,993	479,930
Installed Building Products, Inc.	1,820	525,161
Laureate Education, Inc., Class A(b)	37,549	1,130,037
Monarch Casino & Resort, Inc.	4,074	483,543
National Vision Holdings, Inc.(b)	22,923	532,272
OneSpaWorld Holdings Ltd. (Bahamas)(c)	39,172	965,982
Red Rock Resorts, Inc., Class A	8,207	442,850
Urban Outfitters, Inc.(b)(c)	13,272	933,552
XPEL, Inc.(b)(c)(d)	12,040	573,345
		10,507,762
Consumer Staples-4.19%
Cal-Maine Foods, Inc.	9,505	734,356
Chefs’ Warehouse, Inc. (The)(b)(c)	18,712	1,452,051
PriceSmart, Inc.	6,382	1,001,464
Tootsie Roll Industries, Inc.(c)	10,978	463,491
Vita Coco Co., Inc. (The)(b)(c)	16,573	1,093,652
Vital Farms, Inc.(b)(c)	25,907	353,631
		5,098,645
Energy-3.02%
Archrock, Inc.	24,106	934,107
International Seaways, Inc.(c)	14,366	1,191,660
Tidewater, Inc.(b)(c)	17,321	1,547,285
		3,673,052
Financials-19.75%
Acadian Asset Management, Inc.	25,566	1,721,870
Adamas Trust, Inc.	197,084	1,769,814
ARMOUR Residential REIT, Inc.(c)	87,184	1,529,207
Axos Financial, Inc.(b)	9,657	931,321
Bancorp, Inc. (The)(b)	13,977	836,244
Ellington Financial, Inc.	80,515	1,066,824
Enova International, Inc.(b)	8,099	1,372,052
EVERTEC, Inc.	15,595	460,520
EZCORP, Inc., Class A(b)(c)	53,091	1,740,323
HCI Group, Inc.	5,851	898,538
Mercury General Corp.	11,886	1,156,627
NMI Holdings, Inc., Class A(b)	13,038	504,701
Palomar Holdings, Inc.(b)	8,692	1,046,343
Pathward Financial, Inc.	8,572	744,392
PennyMac Mortgage Investment Trust	73,754	898,324
PJT Partners, Inc., Class A(c)	3,542	541,005
Preferred Bank	4,552	431,211
	Shares	Value
Financials-(continued)
Sezzle, Inc.(b)(c)	10,951	$871,700
SiriusPoint Ltd.(b)	64,747	1,515,727
StepStone Group, Inc., Class A	10,140	536,406
StoneX Group, Inc.(b)	18,527	1,964,418
Virtu Financial, Inc., Class A	15,908	789,991
WisdomTree, Inc.(c)	43,086	732,462
		24,060,020
Health Care-21.41%
Acadia Pharmaceuticals, Inc.(b)	57,658	1,294,422
ADMA Biologics, Inc.(b)	37,248	381,792
Alkermes PLC(b)(c)	16,775	565,485
ANI Pharmaceuticals, Inc.(b)(c)	16,889	1,341,831
Apellis Pharmaceuticals, Inc.(b)(c)	23,351	956,223
Artivion, Inc.(b)	22,003	788,368
BrightSpring Health Services, Inc.(b)	21,760	1,043,827
Catalyst Pharmaceuticals, Inc.(b)	40,733	1,145,819
Collegium Pharmaceutical, Inc.(b)	30,406	1,025,594
Corcept Therapeutics, Inc.(b)(c)	14,547	676,726
Harmony Biosciences Holdings, Inc.(b)	21,217	663,243
Indivior Pharmaceuticals, Inc.(b)	35,709	1,313,377
Inspire Medical Systems, Inc.(b)(c)	3,155	177,122
Krystal Biotech, Inc.(b)(c)	4,181	1,096,509
Ligand Pharmaceuticals, Inc.(b)	5,148	1,181,209
National HealthCare Corp.	4,299	744,974
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Pacira BioSciences, Inc.(b)(c)	23,752	605,439
Pediatrix Medical Group, Inc.(b)	34,566	778,081
Phibro Animal Health Corp., Class A	30,886	1,642,518
Privia Health Group, Inc.(b)	27,577	685,288
Progyny, Inc.(b)	61,236	1,137,765
Protagonist Therapeutics, Inc.(b)	17,141	1,696,445
PTC Therapeutics, Inc.(b)	22,919	1,491,110
TG Therapeutics, Inc.(b)(c)	29,284	989,214
TransMedics Group, Inc.(b)(c)	11,884	1,197,788
UFP Technologies, Inc.(b)(c)	2,379	455,888
Veracyte, Inc.(b)(c)	18,558	610,929
Waystar Holding Corp.(b)(c)	18,513	395,715
		26,082,701
Industrials-22.94%
AAR Corp.(b)	10,481	1,156,788
Argan, Inc.	3,376	2,261,853
Armstrong World Industries, Inc.	3,840	654,298
AZZ, Inc.	7,405	1,059,211
Brady Corp., Class A	4,654	380,790
CSG Systems International, Inc.	11,038	887,566
DXP Enterprises, Inc.(b)	11,020	1,881,665
Enviri Corp.(b)	48,841	961,679
ESCO Technologies, Inc.	4,111	1,331,758
Everus Construction Group, Inc.(b)	8,684	1,280,282
Federal Signal Corp.	7,219	888,875
Granite Construction, Inc.(c)	4,435	607,905
Healthcare Services Group, Inc.(b)	38,766	829,980
JBT Marel Corp.	3,298	389,494
Liquidity Services, Inc.(b)	32,444	1,156,629
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
Lyft, Inc., Class A(b)(c)	50,308	$711,858
Mercury Systems, Inc.(b)	7,932	625,914
MYR Group, Inc.(b)	3,905	1,580,783
National Presto Industries, Inc.	8,118	1,135,221
OPENLANE, Inc.(b)	25,976	816,685
Powell Industries, Inc.(c)	9,463	2,623,806
Primoris Services Corp.	10,932	1,980,332
Proto Labs, Inc.(b)	9,732	630,731
Standex International Corp.	1,475	402,675
Sunrun, Inc.(b)	25,513	324,781
Upwork, Inc.(b)(c)	30,428	314,930
VSE Corp., (Acquired 03/20/2026 - 04/28/2026; Cost $598,954)(c)(f)	3,367	578,047
Zurn Elkay Water Solutions Corp.	9,256	480,942
		27,935,478
Information Technology-14.25%
ACM Research, Inc., Class A(b)	39,578	2,045,787
Adeia, Inc.	58,826	1,873,608
Agilysys, Inc.(b)(c)	3,449	220,943
Badger Meter, Inc.(c)	2,820	340,966
Calix, Inc.(b)	15,522	676,138
Clear Secure, Inc., Class A	36,646	1,956,530
Digi International, Inc.(b)(c)	8,735	489,509
FormFactor, Inc.(b)	7,476	1,016,213
Life360, Inc.(b)(c)	30,822	1,328,120
LiveRamp Holdings, Inc.(b)(c)	15,683	458,414
Mirion Technologies, Inc.(b)(c)	31,227	616,733
OSI Systems, Inc.(b)(c)	4,773	1,369,469
PDF Solutions, Inc.(b)(c)	11,612	497,574
Sanmina Corp.(b)	5,372	1,170,129
Sprinklr, Inc., Class A(b)(c)	53,085	261,178
Viasat, Inc.(b)	20,182	1,330,196
Viavi Solutions, Inc.(b)	32,641	1,710,389
		17,361,896
	Shares	Value
Materials-0.44%
Sensient Technologies Corp.	4,691	$533,085
Real Estate-1.69%
Curbline Properties Corp.(c)	35,702	985,375
St. Joe Co. (The)	16,715	1,079,288
		2,064,663
Total Common Stocks & Other Equity Interests (Cost $95,335,029)		121,761,747
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(g)(h) (Cost $62,591)	62,591	62,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $95,397,620)		121,824,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.45%
Invesco Private Government Fund, 3.63%(g)(h)(i)	7,935,985	7,935,985
Invesco Private Prime Fund, 3.78%(g)(h)(i)	20,619,405	20,621,467
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,558,292)		28,557,452
TOTAL INVESTMENTS IN SECURITIES-123.47% (Cost $123,955,912)		150,381,790
OTHER ASSETS LESS LIABILITIES-(23.47)%		(28,580,973)
NET ASSETS-100.00%		$121,800,817

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	Restricted security. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,638	$1,368,185	$(1,342,232)	$-	$-	$62,591	$1,686
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,081,744	50,595,892	(51,741,651)	-	-	7,935,985	279,418 *
Invesco Private Prime Fund	23,635,923	113,216,107	(116,228,564)	979	(2,978)	20,621,467	756,641 *
Total	$32,754,305	$165,180,184	$(169,312,447)	$979	$(2,978)	$28,620,043	$1,037,745

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-4.16%
Cable One, Inc.(b)(c)	8,049	$736,403
IAC, Inc.(b)(c)	40,762	1,816,355
Scholastic Corp.	67,379	2,719,416
Shenandoah Telecommunications Co.(c)	86,554	1,361,494
Shutterstock, Inc.	49,591	801,887
Versant Media Group, Inc.	40,790	1,639,350
Ziff Davis, Inc.(b)(c)	44,568	2,039,432
		11,114,337
Consumer Discretionary-26.38%
Academy Sports & Outdoors, Inc.(c)	18,964	1,039,986
Adient PLC(b)	116,723	2,457,019
Advance Auto Parts, Inc.(c)	27,242	1,621,171
Asbury Automotive Group, Inc.(b)(c)	9,477	1,930,370
Caesars Entertainment, Inc.(b)(c)	59,952	1,666,666
CarMax, Inc.(b)	65,293	2,566,668
Carter’s, Inc.	52,239	1,886,873
Century Communities, Inc.	38,517	2,157,722
Cracker Barrel Old Country Store, Inc.(c)	73,244	2,294,002
Dauch Corp.(b)(c)	372,518	2,127,078
Dream Finders Homes, Inc., Class A(b)(c)	92,107	1,344,762
Ethan Allen Interiors, Inc.	24,493	522,681
Fox Factory Holding Corp.(b)	100,593	1,785,526
G-III Apparel Group Ltd.	88,739	2,767,769
Group 1 Automotive, Inc.(c)	4,441	1,584,860
Kohl’s Corp.(c)	135,508	1,920,148
La-Z-Boy, Inc.(c)	14,719	511,338
Leggett & Platt, Inc.	181,046	1,967,970
LGI Homes, Inc.(b)	42,085	2,060,903
LKQ Corp.(c)	47,005	1,484,418
M/I Homes, Inc.(b)	6,893	906,361
MarineMax, Inc.(b)(c)	112,056	3,220,489
Marriott Vacations Worldwide Corp.(c)	37,813	2,722,914
Matthews International Corp., Class A(c)	32,996	941,706
Meritage Homes Corp.	15,833	1,066,194
Mohawk Industries, Inc.(b)(c)	13,980	1,475,729
Monro, Inc.(c)	83,953	1,474,215
Newell Brands, Inc.	787,427	3,212,702
Oxford Industries, Inc.(c)	57,154	2,448,477
PENN Entertainment, Inc.(b)(c)	102,257	1,785,407
Phinia, Inc.	16,332	1,178,354
Sally Beauty Holdings, Inc.(b)(c)	78,120	1,107,742
Sonic Automotive, Inc., Class A(c)	24,881	1,959,379
Standard Motor Products, Inc.	41,474	1,549,883
Tri Pointe Homes, Inc.(b)	40,239	1,886,807
Under Armour, Inc., Class A(b)(c)	264,005	1,660,591
Under Armour, Inc., Class C(b)(c)	164,683	999,626
Upbound Group, Inc.(c)	104,191	2,058,814
Versigent PLC(b)(c)	31,362	1,096,729
Winnebago Industries, Inc.(c)	63,666	2,076,148
		70,526,197
Consumer Staples-6.70%
Andersons, Inc. (The)	37,130	2,916,190
Central Garden & Pet Co.(b)	4,952	183,323
Central Garden & Pet Co., Class A(b)	31,532	1,058,214
Edgewell Personal Care Co.(c)	164,336	3,705,777
Energizer Holdings, Inc.(c)	30,144	590,220
	Shares	Value
Consumer Staples-(continued)
Fresh Del Monte Produce, Inc.	64,591	$2,705,717
Grocery Outlet Holding Corp.(b)(c)	226,800	1,793,988
United Natural Foods, Inc.(b)	54,966	2,749,399
Universal Corp.	41,057	2,199,834
		17,902,662
Energy-9.64%
Atlas Energy Solutions, Inc.(c)	102,103	1,774,550
Bristow Group, Inc.	32,662	1,604,684
California Resources Corp.	12,630	862,124
Core Natural Resources, Inc.	7,566	678,973
Crescent Energy Co., Class A(c)	215,471	2,898,085
Helix Energy Solutions Group, Inc.(b)	250,896	2,596,774
Liberty Energy, Inc., Class A	36,706	1,240,296
Northern Oil and Gas, Inc.	38,677	1,050,467
Patterson-UTI Energy, Inc.	352,480	4,307,306
Peabody Energy Corp.	36,496	972,983
RPC, Inc.	183,319	1,444,554
SM Energy Co.	99,214	3,078,610
Talos Energy, Inc.(b)(c)	58,898	937,656
World Kinect Corp.(c)	86,184	2,324,382
		25,771,444
Financials-9.31%
Apollo Commercial Real Estate Finance, Inc.	83,451	912,954
Arbor Realty Trust, Inc.(c)	111,515	880,968
Bread Financial Holdings, Inc.(c)	12,084	1,024,481
Capitol Federal Financial, Inc.	99,604	764,959
Employers Holdings, Inc.	27,583	1,161,796
Encore Capital Group, Inc.(b)(c)	10,762	890,771
First Financial Bancorp	22,818	690,929
Franklin BSP Realty Trust, Inc.	97,436	886,668
Genworth Financial, Inc., Class A(b)	275,906	2,425,214
Hilltop Holdings, Inc.	18,570	699,532
Hope Bancorp, Inc.	86,739	1,079,900
Jackson Financial, Inc., Class A	13,427	1,554,444
Kemper Corp.	74,769	2,518,968
Lincoln National Corp.	56,723	2,144,697
Merchants Bancorp(c)	29,202	1,359,061
Navient Corp.(c)	66,827	617,481
PRA Group, Inc.(b)	54,203	1,181,083
PROG Holdings, Inc.	40,846	1,463,512
Provident Financial Services, Inc.	29,144	660,986
Rithm Capital Corp.(c)	141,663	1,385,464
Stewart Information Services Corp.	8,300	580,917
		24,884,785
Health Care-8.77%
Acadia Healthcare Co., Inc.(b)(c)	181,561	4,701,522
AdaptHealth Corp.(b)(c)	247,938	3,250,467
AMN Healthcare Services, Inc.(b)(c)	90,745	1,857,550
Astrana Health, Inc.(b)(c)	73,362	2,504,579
Molina Healthcare, Inc.(b)(c)	18,404	3,581,786
Organon & Co.	229,198	3,036,874
Perrigo Co. PLC	185,489	2,196,190
Select Medical Holdings Corp.	141,058	2,314,762
		23,443,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
April 30, 2026
	Shares	Value
Industrials-17.54%
ABM Industries, Inc.	42,235	$1,723,188
Allegiant Travel Co.(b)(c)	7,621	576,453
Amentum Holdings, Inc.(b)	36,512	957,710
American Woodmark Corp.(b)	34,959	1,527,009
Apogee Enterprises, Inc.	23,621	859,804
ArcBest Corp.	29,566	3,771,735
Boise Cascade Co.	19,949	1,581,357
CoreCivic, Inc.(b)	30,817	630,516
Deluxe Corp.	72,980	2,273,327
DNOW, Inc.(b)	79,094	1,066,978
Forward Air Corp.(b)(c)	25,819	543,748
GEO Group, Inc. (The)(b)(c)	37,187	688,331
Greenbrier Cos., Inc. (The)	47,648	2,340,470
Heartland Express, Inc.(c)	156,154	2,089,341
Hub Group, Inc., Class A(c)	21,048	922,534
Insperity, Inc.	23,224	826,078
JetBlue Airways Corp.(b)(c)	466,539	2,171,739
ManpowerGroup, Inc.	106,166	3,213,645
Marten Transport Ltd.	65,989	995,114
MasterBrand, Inc.(b)(c)	142,355	1,278,348
Matson, Inc.	4,905	855,579
MillerKnoll, Inc.	161,042	2,589,555
Quanex Building Products Corp.(c)	117,217	2,337,307
Robert Half, Inc.(c)	31,143	828,715
Rush Enterprises, Inc., Class A	14,945	1,106,378
RXO, Inc.(b)(c)	106,925	2,135,292
Schneider National, Inc., Class B(c)	29,132	905,714
Sun Country Airlines Holdings, Inc.(b)	74,853	1,182,677
Vestis Corp.(b)(c)	325,966	3,168,390
Werner Enterprises, Inc.	47,160	1,738,789
		46,885,821
Information Technology-8.10%
Alpha & Omega Semiconductor Ltd.(b)(c)	52,652	2,286,676
Benchmark Electronics, Inc.	16,648	1,365,969
Corsair Gaming, Inc.(b)(c)	196,810	1,336,340
DXC Technology Co.(b)	205,119	2,321,947
Everforth, Inc.(b)(c)	50,086	1,056,815
Ichor Holdings Ltd.(b)	78,325	5,167,100
Insight Enterprises, Inc.(b)	20,839	1,519,163
NCR Voyix Corp.(b)(c)	74,296	511,900
PC Connection, Inc.	16,645	1,060,952
ScanSource, Inc.(b)	60,185	2,474,807
Vishay Intertechnology, Inc.(c)	87,730	2,541,538
		21,643,207
Materials-6.12%
Chemours Co. (The)	46,361	1,249,429
Eastman Chemical Co.(c)	13,514	987,738
FMC Corp.	124,556	1,915,671
Kaiser Aluminum Corp.	9,165	1,561,991
	Shares	Value
Materials-(continued)
Koppers Holdings, Inc.(c)	80,391	$3,282,364
Metallus, Inc.(b)(c)	67,661	1,301,798
Minerals Technologies, Inc.	12,081	869,107
O-I Glass, Inc.(b)(c)	109,287	995,605
Stepan Co.	47,342	2,368,520
Sylvamo Corp.(c)	16,317	697,225
Worthington Steel, Inc.(c)	29,699	1,141,333
		16,370,781
Real Estate-2.69%
Apple Hospitality REIT, Inc.	61,532	828,836
Cushman & Wakefield Ltd.(b)	90,050	1,264,302
Easterly Government Properties, Inc.	37,319	873,638
eXp World Holdings, Inc.(c)	62,528	388,924
Innovative Industrial Properties, Inc.(c)	15,849	859,808
Pebblebrook Hotel Trust(c)	116,283	1,633,776
Safehold, Inc.	84,755	1,357,775
		7,207,059
Utilities-0.44%
Hawaiian Electric Industries, Inc.(b)(c)	78,108	1,177,088
Total Common Stocks & Other Equity Interests (Cost $237,694,575)		266,927,111
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $298,258)	298,258	298,258
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $237,992,833)		267,225,369
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.43%
Invesco Private Government Fund, 3.63%(d)(e)(f)	17,870,718	17,870,718
Invesco Private Prime Fund, 3.78%(d)(e)(f)	50,121,751	50,126,763
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,002,837)		67,997,481
TOTAL INVESTMENTS IN SECURITIES-125.39% (Cost $305,995,670)		335,222,850
OTHER ASSETS LESS LIABILITIES-(25.39)%		(67,888,879)
NET ASSETS-100.00%		$267,333,971

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,678	$7,682,044	$(7,545,464)	$-	$-	$298,258	$5,367
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,876,033	105,966,477	(103,971,792)	-	-	17,870,718	638,148 *
Invesco Private Prime Fund	41,336,856	224,619,216	(215,820,966)	(2,810)	(5,533)	50,126,763	1,720,505 *
Total	$57,374,567	$338,267,737	$(327,338,222)	$(2,810)	$(5,533)	$68,295,739	$2,364,020

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Assets and Liabilities
April 30, 2026

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Assets:
Unaffiliated investments in securities, at value(a)	$1,891,503,322	$1,803,976,821	$10,681,267,123
Affiliated investments in securities, at value	91,297,359	162,628,613	3,176,934
Deposits with brokers:
Cash collateral-futures contracts	-	519,261	-
Receivable for:
Dividends	45,106	1,763,973	4,053,266
Variation margin on futures contracts	-	127,824	-
Securities lending	8,055	19,051	-
Investments sold	547,117	-	73,472,816
Fund shares sold	-	-	7,308,817
Foreign tax reclaims	-	-	-
Total assets	1,983,400,959	1,969,035,543	10,769,278,956
Liabilities:
Payable for:
Investments purchased	-	-	7,316,744
Collateral upon return of securities loaned	91,197,657	142,221,146	-
Fund shares repurchased	543,818	-	20,708,314
Accrued unitary management fees	505,495	505,002	1,687,644
Total liabilities	92,246,970	142,726,148	29,712,702
Net Assets	$1,891,153,989	$1,826,309,395	$10,739,566,254
Net assets consist of:
Shares of beneficial interest	$2,165,465,780	$2,490,194,997	$8,926,066,721
Distributable earnings (loss)	(274,311,791)	(663,885,602)	1,813,499,533
Net Assets	$1,891,153,989	$1,826,309,395	$10,739,566,254
Shares outstanding (unlimited amount authorized, $0.01 par value)	34,791,495	16,412,836	176,327,850
Net asset value	$54.36	$111.27	$60.91
Market price	$54.35	$111.27	$60.90
Unaffiliated investments in securities, at cost	$1,420,430,770	$1,699,798,877	$8,629,544,103
Affiliated investments in securities, at cost	$91,297,984	$158,762,579	$3,176,934
(a)Includes securities on loan with an aggregate value of:	$91,527,970	$140,835,775	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$334,484,299	$317,835,097	$121,761,747	$266,927,111
47,037,668	76,613,284	28,620,043	68,295,739

-	-	-	-

32,273	129,675	15,587	177,542
-	-	-	-
5,214	8,458	3,407	9,552
-	-	2,364,016	-
-	-	-	-
1,116	-	-	-
381,560,570	394,586,514	152,764,800	335,409,944

-	-	449,090	-
46,871,181	76,484,266	28,558,292	68,002,837
-	-	1,923,174	-
93,644	87,529	33,427	73,136
46,964,825	76,571,795	30,963,983	68,075,973
$334,595,745	$318,014,719	$121,800,817	$267,333,971

$469,711,432	$372,193,216	$219,091,750	$424,657,612
(135,115,687)	(54,178,497)	(97,290,933)	(157,323,641)
$334,595,745	$318,014,719	$121,800,817	$267,333,971
5,620,105	2,260,499	1,900,012	1,940,040
$59.54	$140.68	$64.11	$137.80
$59.54	$140.69	$64.09	$137.87
$276,071,721	$279,580,171	$95,335,029	$237,694,575
$47,038,694	$76,613,898	$28,620,883	$68,301,095
$46,156,290	$75,623,364	$28,514,849	$67,290,786

21

Statements of Operations
For the year ended April 30, 2026

	Invesco S&P 500® Pure Growth ETF (RPG)	Invesco S&P 500® Pure Value ETF (RPV)	Invesco S&P 500® Top 50 ETF (XLG)
Investment income:
Unaffiliated dividend income	$8,751,170	$38,445,825	$93,019,381
Affiliated dividend income	26,453	796,962	230,691
Securities lending income, net	101,000	3,973,631	4,452
Foreign withholding tax	-	-	-
Total investment income	8,878,623	43,216,418	93,254,524
Expenses:
Unitary management fees	5,774,152	5,139,211	20,952,014
Less: Waivers	(670)	(1,363)	(5,775)
Net expenses	5,773,482	5,137,848	20,946,239
Net investment income	3,105,141	38,078,570	72,308,285
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	21,990,941	(8,027,852)	(84,857,749)
Affiliated investment securities	10,380	3,421,408	(7,823)
Unaffiliated in-kind redemptions	93,991,160	62,005,176	997,356,717
Affiliated in-kind redemptions	-	1,165,393	-
Futures contracts	-	(2,640)	-
Net realized gain	115,992,481	58,561,485	912,491,145
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	413,408,206	259,997,990	1,771,667,341
Affiliated investment securities	1,728	7,939,054	370
Futures contracts	-	435,832	-
Change in net unrealized appreciation	413,409,934	268,372,876	1,771,667,711
Net realized and unrealized gain	529,402,415	326,934,361	2,684,158,856
Net increase in net assets resulting from operations	$532,507,556	$365,012,931	$2,756,467,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P MidCap 400® Pure Growth ETF (RFG)	Invesco S&P MidCap 400®Pure Value ETF (RFV)	Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	Invesco S&P SmallCap 600® Pure Value ETF (RZV)

$1,483,527	$6,369,035	$792,878	$4,138,277
5,700	10,134	1,686	5,367
76,558	107,863	39,645	356,559
(5,763)	-	-	-
1,560,022	6,487,032	834,209	4,500,203

1,045,693	982,789	366,863	791,047
(145)	(258)	(42)	(136)
1,045,548	982,531	366,821	790,911
514,474	5,504,501	467,388	3,709,292

26,170,654	(2,273,675)	7,707,662	17,167,907
(4,251)	(3,462)	(2,978)	(5,533)
4,955,692	3,924,217	3,104,906	3,622,798
-	-	-	-
-	-	-	-
31,122,095	1,647,080	10,809,590	20,785,172

57,188,183	66,964,687	24,304,677	66,314,211
1,044	2,015	979	(2,810)
-	-	-	-
57,189,227	66,966,702	24,305,656	66,311,401
88,311,322	68,613,782	35,115,246	87,096,573
$88,825,796	$74,118,283	$35,582,634	$90,805,865

23

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco S&P 500® Pure Growth ETF (RPG)		Invesco S&P 500® Pure Value ETF (RPV)
	2026	2025	2026	2025
Operations:
Net investment income	$3,105,141	$4,496,520	$38,078,570	$42,845,800
Net realized gain	115,992,481	338,739,804	58,561,485	193,748,249
Change in net unrealized appreciation (depreciation)	413,409,934	(140,650,338)	268,372,876	(36,356,437)
Net increase (decrease) in net assets resulting from operations	532,507,556	202,585,986	365,012,931	200,237,612
Distributions to Shareholders from:
Distributable earnings	(3,614,583)	(4,461,943)	(37,486,882)	(41,551,692)
Shareholder Transactions:
Proceeds from shares sold	290,568,500	783,145,918	630,410,712	796,206,482
Value of shares repurchased	(401,365,193)	(1,024,773,054)	(407,747,672)	(1,705,666,420)
Net increase (decrease) in net assets resulting from share transactions	(110,796,693)	(241,627,136)	222,663,040	(909,459,938)
Net increase (decrease) in net assets	418,096,280	(43,503,093)	550,189,089	(750,774,018)
Net assets:
Beginning of year	1,473,057,709	1,516,560,802	1,276,120,306	2,026,894,324
End of year	$1,891,153,989	$1,473,057,709	$1,826,309,395	$1,276,120,306
Changes in Shares Outstanding:
Shares sold	6,130,000	18,820,000	6,140,000	8,950,000
Shares repurchased	(8,880,000)	(25,330,000)	(4,150,000)	(18,800,000)
Shares outstanding, beginning of year	37,541,495	44,051,495	14,422,836	24,272,836
Shares outstanding, end of year	34,791,495	37,541,495	16,412,836	14,422,836
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® Top 50 ETF (XLG)		Invesco S&P Midcap 400® Pure Growth ETF (RFG)
2026	2025	2026	2025

$72,308,285	$55,319,285	$514,474	$1,584,359
912,491,145	861,729,917	31,122,095	21,062,010
1,771,667,711	(494,856,562)	57,189,227	(41,157,991)
2,756,467,141	422,192,640	88,825,796	(18,511,622)

(71,482,457)	(52,316,387)	(1,175,242)	(1,004,258)

2,442,785,578	5,820,944,698	9,647,041	13,866,830
(2,569,051,181)	(1,967,644,715)	(34,135,654)	(61,841,083)
(126,265,603)	3,853,299,983	(24,488,613)	(47,974,253)
2,558,719,081	4,223,176,236	63,161,941	(67,490,133)

8,180,847,173	3,957,670,937	271,433,804	338,923,937
$10,739,566,254	$8,180,847,173	$334,595,745	$271,433,804

44,240,000	122,300,000	170,000	280,000
(46,340,000)	(41,430,000)	(680,000)	(1,290,000)
178,427,850	97,557,850	6,130,105	7,140,105
176,327,850	178,427,850	5,620,105	6,130,105

25

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco S&P MidCap 400® Pure Value ETF (RFV)		Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	2026	2025	2026	2025
Operations:
Net investment income	$5,504,501	$4,626,946	$467,388	$832,634
Net realized gain	1,647,080	24,556,800	10,809,590	8,150,902
Change in net unrealized appreciation (depreciation)	66,966,702	(25,009,384)	24,305,656	(8,884,439)
Net increase (decrease) in net assets resulting from operations	74,118,283	4,174,362	35,582,634	99,097
Distributions to Shareholders from:
Distributable earnings	(5,785,559)	(4,344,442)	(509,849)	(810,046)
Shareholder Transactions:
Proceeds from shares sold	47,577,505	92,869,200	5,710,668	18,003,825
Value of shares repurchased	(25,436,620)	(164,266,511)	(17,611,596)	(17,575,838)
Net increase (decrease) in net assets resulting from share transactions	22,140,885	(71,397,311)	(11,900,928)	427,987
Net increase (decrease) in net assets	90,473,609	(71,567,391)	23,171,857	(282,962)
Net assets:
Beginning of year	227,541,110	299,108,501	98,628,960	98,911,922
End of year	$318,014,719	$227,541,110	$121,800,817	$98,628,960
Changes in Shares Outstanding:
Shares sold	370,000	780,000	100,000	360,000
Shares repurchased	(200,000)	(1,400,000)	(340,000)	(360,000)
Shares outstanding, beginning of year	2,090,499	2,710,499	2,140,012	2,140,012
Shares outstanding, end of year	2,260,499	2,090,499	1,900,012	2,140,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600® Pure Value ETF (RZV)
2026	2025

$3,709,292	$3,281,226
20,785,172	13,033,870
66,311,401	(25,069,678)
90,805,865	(8,754,582)

(3,615,654)	(3,224,473)

24,288,299	105,512,263
(28,771,589)	(131,148,821)
(4,483,290)	(25,636,558)
82,706,921	(37,615,613)

184,627,050	222,242,663
$267,333,971	$184,627,050

190,000	960,000
(250,000)	(1,200,000)
2,000,040	2,240,040
1,940,040	2,000,040

27

Financial Highlights
Invesco S&P 500® Pure Growth ETF (RPG)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$39.24	$34.43	$30.48	$31.74	$34.53
Net investment income(b)	0.09	0.11	0.30	0.37	0.02
Net realized and unrealized gain (loss) on investments	15.13	4.82	3.98	(1.26)	(2.81)
Total from investment operations	15.22	4.93	4.28	(0.89)	(2.79)
Distributions to shareholders from:
Net investment income	(0.10)	(0.12)	(0.33)	(0.37)	(0.00)(c)
Net asset value at end of year	$54.36	$39.24	$34.43	$30.48	$31.74
Market price at end of year(d)	$54.35	$39.20	$34.43	$30.48	$31.75
Net Asset Value Total Return(e)	38.86%	14.31%	14.15%	(2.74)%	(8.08)%
Market Price Total Return(e)	38.97%	14.19%	14.17%	(2.77)%	(8.10)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,891,154	$1,473,058	$1,516,561	$1,954,046	$2,282,336
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.19%	0.29%	0.95%	1.20%	0.06%
Portfolio turnover rate(f)	69%	64%	86%	78%	45%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Pure Value ETF (RPV)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$88.48	$83.50	$76.01	$81.61	$76.85
Net investment income(a)	2.61	2.06	1.78	1.91	1.64
Net realized and unrealized gain (loss) on investments	22.77	5.01	7.70	(5.47)	4.51
Total from investment operations	25.38	7.07	9.48	(3.56)	6.15
Distributions to shareholders from:
Net investment income	(2.59)	(2.09)	(1.99)	(2.04)	(1.39)
Net asset value at end of year	$111.27	$88.48	$83.50	$76.01	$81.61
Market price at end of year(b)	$111.27	$88.40	$83.53	$76.00	$81.60
Net Asset Value Total Return(c)	29.06%	8.48%	12.63%	(4.31)%	8.13%
Market Price Total Return(c)	29.17%	8.33%	12.69%	(4.31)%	8.06%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,826,309	$1,276,120	$2,026,894	$2,719,154	$3,773,241
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.59%	2.32%	2.27%	2.42%	2.04%
Portfolio turnover rate(d)	38%	42%	39%	45%	32%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P 500® Top 50 ETF (XLG)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$45.85	$40.57	$31.83	$31.41	$31.36
Net investment income(b)	0.39	0.39	0.37	0.37	0.35
Net realized and unrealized gain on investments	15.05	5.25	8.73	0.42	0.05
Total from investment operations	15.44	5.64	9.10	0.79	0.40
Distributions to shareholders from:
Net investment income	(0.38)	(0.36)	(0.36)	(0.37)	(0.35)
Net asset value at end of year	$60.91	$45.85	$40.57	$31.83	$31.41
Market price at end of year(c)	$60.90	$45.77	$40.57	$31.82	$31.38
Net Asset Value Total Return(d)	33.76%	13.89%	28.69%	2.69%	1.21%
Market Price Total Return(d)	33.98%	13.69%	28.73%	2.71%	1.12%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$10,739,566	$8,180,847	$3,957,671	$2,193,386	$2,139,342
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.69%	0.82%	1.00%	1.24%	1.02%
Portfolio turnover rate(e)	6%	3%	4%	5%	5%

(a)	Per share amounts have been adjusted to reflect a ten-for-one stock split effective after the close of business July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$44.28	$47.47	$36.49	$37.33	$45.65
Net investment income(b)	0.09	0.23	0.35	0.31	0.06
Net realized and unrealized gain (loss) on investments	15.37	(3.27)	10.99	(0.80)	(8.34)
Total from investment operations	15.46	(3.04)	11.34	(0.49)	(8.28)
Distributions to shareholders from:
Net investment income	(0.20)	(0.15)	(0.36)	(0.35)	(0.04)
Net asset value at end of year	$59.54	$44.28	$47.47	$36.49	$37.33
Market price at end of year(c)	$59.54	$44.26	$47.46	$36.48	$37.30
Net Asset Value Total Return(d)	35.01%	(6.46)%	31.21%	(1.27)%	(18.15)%
Market Price Total Return(d)	35.07%	(6.48)%	31.23%	(1.18)%	(18.21)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$334,596	$271,434	$338,924	$244,509	$283,734
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.17%	0.49%	0.85%	0.84%	0.14%
Portfolio turnover rate(e)	77%	77%	89%	81%	83%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$108.85	$110.35	$93.65	$89.82	$93.56
Net investment income(a)	2.51	1.98	1.38	1.69	1.75
Net realized and unrealized gain (loss) on investments	31.97	(1.59)	16.77	3.98 (b)	(3.84)
Total from investment operations	34.48	0.39	18.15	5.67	(2.09)
Distributions to shareholders from:
Net investment income	(2.65)	(1.89)	(1.45)	(1.84)	(1.65)
Net asset value at end of year	$140.68	$108.85	$110.35	$93.65	$89.82
Market price at end of year(c)	$140.69	$108.78	$110.40	$93.60	$89.63
Net Asset Value Total Return(d)	31.99%	0.26%	19.45%	6.50%	(2.28)%
Market Price Total Return(d)	32.08%	0.15%	19.57%	6.67%	(2.56)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$318,015	$227,541	$299,109	$250,105	$140,168
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.96%	1.68%	1.31%	1.82%	1.85%
Portfolio turnover rate(e)	61%	50%	68%	57%	47%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$46.09	$46.22	$38.40	$41.35	$52.95
Net investment income(a)	0.24	0.38	0.52	0.69 (b)	0.22
Net realized and unrealized gain (loss) on investments	18.05	(0.13)	7.91	(2.91)	(11.65)
Total from investment operations	18.29	0.25	8.43	(2.22)	(11.43)
Distributions to shareholders from:
Net investment income	(0.27)	(0.38)	(0.61)	(0.73)	(0.17)
Net asset value at end of year	$64.11	$46.09	$46.22	$38.40	$41.35
Market price at end of year(c)	$64.09	$46.07	$46.25	$38.39	$41.29
Net Asset Value Total Return(d)	39.77%	0.47%	22.08%	(5.36)%	(21.63)%
Market Price Total Return(d)	39.78%	0.35%	22.17%	(5.26)%	(21.68)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$121,801	$98,629	$98,912	$87,552	$109,161
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.45%	0.77%	1.22%	1.72%(b)	0.43%
Portfolio turnover rate(e)	81%	70%	81%	72%	80%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.58 and 1.43%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$92.31	$99.21	$88.43	$91.58	$88.82
Net investment income(a)	1.92	1.47	1.12	1.35	0.90
Net realized and unrealized gain (loss) on investments	45.45	(6.91)	10.88	(3.19)	2.75
Total from investment operations	47.37	(5.44)	12.00	(1.84)	3.65
Distributions to shareholders from:
Net investment income	(1.88)	(1.46)	(1.22)	(1.31)	(0.89)
Net asset value at end of year	$137.80	$92.31	$99.21	$88.43	$91.58
Market price at end of year(b)	$137.87	$92.27	$99.27	$88.38	$91.61
Net Asset Value Total Return(c)	51.70%	(5.65)%	13.62%	(1.92)%	4.10%
Market Price Total Return(c)	51.85%	(5.75)%	13.75%	(2.02)%	4.08%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$267,334	$184,627	$222,243	$270,608	$285,718
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.64%	1.38%	1.17%	1.50%	0.95%
Portfolio turnover rate(d)	69%	73%	72%	62%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500® Pure Growth ETF (RPG)	"S&P 500® Pure Growth ETF"
Invesco S&P 500® Pure Value ETF (RPV)	"S&P 500® Pure Value ETF"
Invesco S&P 500® Top 50 ETF (XLG)	"S&P 500® Top 50 ETF"
Invesco S&P MidCap 400® Pure Growth ETF (RFG)	"S&P MidCap 400® Pure Growth ETF"
Invesco S&P MidCap 400® Pure Value ETF (RFV)	"S&P MidCap 400® Pure Value ETF"
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)	"S&P SmallCap 600® Pure Growth ETF"
Invesco S&P SmallCap 600® Pure Value ETF (RZV)	"S&P SmallCap 600® Pure Value ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each of the Funds is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an Underlying Index):
Fund	Underlying Index
S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
S&P 500® Pure Value ETF	S&P 500® Pure Value Index
S&P 500® Top 50 ETF	S&P 500® Top 50 Index
S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

32

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the

33

Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of

34

disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500® Pure Growth ETF	$8,248
S&P 500® Pure Value ETF	85,163
S&P 500® Top 50 ETF	188
S&P MidCap 400® Pure Growth ETF	4,409
S&P MidCap 400® Pure Value ETF	8,207
S&P SmallCap 600® Pure Growth ETF	2,336
S&P SmallCap 600® Pure Value ETF	16,738

K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares

36

may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.

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During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. S&P 500® Top 50 ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary, and at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500® Pure Growth ETF	0.35%
S&P 500® Pure Value ETF	0.35%
S&P 500® Top 50 ETF	0.20%
S&P MidCap 400® Pure Growth ETF	0.35%
S&P MidCap 400® Pure Value ETF	0.35%
S&P SmallCap 600® Pure Growth ETF	0.35%
S&P SmallCap 600® Pure Value ETF	0.35%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds

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(including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended April 30, 2026, the Adviser waived fees for each Fund in the following amounts:
S&P 500® Pure Growth ETF	$670
S&P 500® Pure Value ETF	1,363
S&P 500® Top 50 ETF	5,775
S&P MidCap 400® Pure Growth ETF	145
S&P MidCap 400® Pure Value ETF	258
S&P SmallCap 600® Pure Growth ETF	42
S&P SmallCap 600® Pure Value ETF	136
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500® Pure Growth ETF	$59,418
S&P 500® Pure Value ETF	104,860
S&P 500® Top 50 ETF	15,131
S&P MidCap 400® Pure Growth ETF	38,009
S&P MidCap 400® Pure Value ETF	71,756
S&P SmallCap 600® Pure Growth ETF	33,064
S&P SmallCap 600® Pure Value ETF	94,234
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026, for each Fund (except for S&P 500® Top 50 ETF). As of April 30, 2026, all of the securities in S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the

39

risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,891,503,322	$-	$-	$1,891,503,322
Money Market Funds	100,327	91,197,032	-	91,297,359
Total Investments	$1,891,603,649	$91,197,032	$-	$1,982,800,681
S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,818,597,703	$-	$-	$1,818,597,703
Money Market Funds	5,786,810	142,220,921	-	148,007,731
Total Investments in Securities	1,824,384,513	142,220,921	-	1,966,605,434
Other Investments - Assets
Futures Contracts	435,832	-	-	435,832
Total Investments	$1,824,820,345	$142,220,921	$-	$1,967,041,266
S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$334,484,299	$-	$-	$334,484,299
Money Market Funds	167,513	46,870,155	-	47,037,668
Total Investments	$334,651,812	$46,870,155	$-	$381,521,967
S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$317,835,097	$-	$-	$317,835,097
Money Market Funds	129,632	76,483,652	-	76,613,284
Total Investments	$317,964,729	$76,483,652	$-	$394,448,381
S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$121,761,747	$-	$0	$121,761,747
Money Market Funds	62,591	28,557,452	-	28,620,043
Total Investments	$121,824,338	$28,557,452	$0	$150,381,790
S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$266,927,111	$-	$-	$266,927,111
Money Market Funds	298,258	67,997,481	-	68,295,739
Total Investments	$267,225,369	$67,997,481	$-	$335,222,850
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

40

Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
S&P 500® Pure Value ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$435,832
Derivatives not subject to master netting agreements	(435,832)
Total Derivative Assets subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the  Statement of Assets and Liabilities for  futures contracts, if any.

Effect of Derivative Investments for the Fiscal Year Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P 500® Pure Value ETF
Equity Risk
Realized Gain (Loss):
Futures contracts	$(2,640)
Change in Net Unrealized Appreciation:
Futures contracts	435,832
Total	$433,192
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P 500® Pure Value ETF
Futures contracts	$4,901,890
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
S&P 500® Pure Growth ETF	$3,614,583	$4,461,943
S&P 500® Pure Value ETF	37,486,882	41,551,692
S&P 500® Top 50 ETF	71,482,457	52,316,387
S&P MidCap 400® Pure Growth ETF	1,175,242	1,004,258
S&P MidCap 400® Pure Value ETF	5,785,559	4,344,442
S&P SmallCap 600® Pure Growth ETF	509,849	810,046
S&P SmallCap 600® Pure Value ETF	3,615,654	3,224,473

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500® Pure Growth ETF	$-	$470,965,447	$-	$(745,277,238)	$2,165,465,780	$1,891,153,989
S&P 500® Pure Value ETF	1,885,796	106,680,818	435,832	(772,888,048)	2,490,194,997	1,826,309,395
S&P 500® Top 50 ETF	6,075,473	2,050,377,895	-	(242,953,835)	8,926,066,721	10,739,566,254

41

	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P MidCap 400® Pure Growth ETF	$-	$58,192,840	$-	$(193,308,527)	$469,711,432	$334,595,745
S&P MidCap 400® Pure Value ETF	1,446	36,762,214	-	(90,942,157)	372,193,216	318,014,719
S&P SmallCap 600® Pure Growth ETF	-	26,141,834	-	(123,432,767)	219,091,750	121,800,817
S&P SmallCap 600® Pure Value ETF	157,361	28,379,019	-	(185,860,021)	424,657,612	267,333,971
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500® Pure Growth ETF	$439,326,705	$305,950,533	$745,277,238
S&P 500® Pure Value ETF	267,855,526	505,032,522	772,888,048
S&P 500® Top 50 ETF	106,143,887	136,809,948	242,953,835
S&P MidCap 400® Pure Growth ETF	153,722,249	39,586,278	193,308,527
S&P MidCap 400® Pure Value ETF	45,575,504	45,366,653	90,942,157
S&P SmallCap 600® Pure Growth ETF	95,321,168	28,111,599	123,432,767
S&P SmallCap 600® Pure Value ETF	84,337,722	101,522,299	185,860,021

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500® Pure Growth ETF	$1,135,738,913	$1,136,567,740
S&P 500® Pure Value ETF	558,573,989	563,244,649
S&P 500® Top 50 ETF	586,410,208	632,747,431
S&P MidCap 400® Pure Growth ETF	229,519,089	230,171,208
S&P MidCap 400® Pure Value ETF	170,313,376	170,690,926
S&P SmallCap 600® Pure Growth ETF	85,087,876	84,959,775
S&P SmallCap 600® Pure Value ETF	156,007,139	154,920,893
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500® Pure Growth ETF	$289,711,164	$399,025,785
S&P 500® Pure Value ETF	629,144,925	406,741,406
S&P 500® Top 50 ETF	2,434,606,295	2,566,033,027
S&P MidCap 400® Pure Growth ETF	9,640,626	34,042,320
S&P MidCap 400® Pure Value ETF	47,506,834	25,202,641
S&P SmallCap 600® Pure Growth ETF	5,707,290	17,602,789
S&P SmallCap 600® Pure Value ETF	24,231,553	28,678,157
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

42

As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500® Pure Growth ETF	$537,538,782	$(66,573,335)	$470,965,447	$1,511,835,234
S&P 500® Pure Value ETF	229,801,706	(122,685,056)	107,116,650	1,859,924,616
S&P 500® Top 50 ETF	2,370,147,097	(319,769,202)	2,050,377,895	8,634,066,162
S&P MidCap 400® Pure Growth ETF	74,945,698	(16,752,858)	58,192,840	323,329,127
S&P MidCap 400® Pure Value ETF	56,164,274	(19,402,060)	36,762,214	357,686,167
S&P SmallCap 600® Pure Growth ETF	31,424,610	(5,282,776)	26,141,834	124,239,956
S&P SmallCap 600® Pure Value ETF	45,403,451	(17,024,432)	28,379,019	306,843,831
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500® Pure Growth ETF	$474,865	$(93,438,146)	$92,963,281
S&P 500® Pure Value ETF	-	(62,385,544)	62,385,544
S&P 500® Top 50 ETF	(1)	(996,599,091)	996,599,092
S&P MidCap 400® Pure Growth ETF	80,667	(4,656,006)	4,575,339
S&P MidCap 400® Pure Value ETF	-	(3,840,046)	3,840,046
S&P SmallCap 600® Pure Growth ETF	20,857	(2,900,254)	2,879,397
S&P SmallCap 600® Pure Value ETF	-	(3,079,856)	3,079,856
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco S&P 500 Pure Growth ETF, Invesco S&P 500 Pure Value ETF, Invesco S&P 500 Top 50 ETF, Invesco S&P MidCap 400 Pure Growth ETF, Invesco S&P MidCap 400 Pure Value ETF, Invesco S&P SmallCap 600 Pure Growth ETF and Invesco S&P SmallCap 600 Pure Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P 500 Pure Growth ETF, Invesco S&P 500 Pure Value ETF, Invesco S&P 500 Top 50 ETF, Invesco S&P MidCap 400 Pure Growth ETF, Invesco S&P MidCap 400 Pure Value ETF, Invesco S&P SmallCap 600 Pure Growth ETF and Invesco S&P SmallCap 600 Pure Value ETF (seven of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

44

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500® Pure Growth ETF	0%	100%	100%	0%	0%
Invesco S&P 500® Pure Value ETF	0%	94%	88%	0%	0%
Invesco S&P 500® Top 50 ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400® Pure Growth ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400® Pure Value ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap 600® Pure Growth ETF	12%	88%	80%	0%	0%
Invesco S&P SmallCap 600® Pure Value ETF	13%	83%	81%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

45

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

46

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

47

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

48

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

49

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

50

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPS-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
PYZ	Invesco Dorsey Wright Basic Materials Momentum ETF
PEZ	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
PSL	Invesco Dorsey Wright Consumer Staples Momentum ETF
PXI	Invesco Dorsey Wright Energy Momentum ETF
PFI	Invesco Dorsey Wright Financial Momentum ETF
PTH	Invesco Dorsey Wright Healthcare Momentum ETF
PRN	Invesco Dorsey Wright Industrials Momentum ETF
PTF	Invesco Dorsey Wright Technology Momentum ETF
PUI	Invesco Dorsey Wright Utilities Momentum ETF
PNQI	Invesco NASDAQ Internet ETF

2

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-11.38%
ATI, Inc.(b)	32,577	$5,064,421
Carpenter Technology Corp.	15,467	6,622,969
		11,687,390
Aluminum-8.27%
Alcoa Corp.	63,183	4,030,443
Century Aluminum Co.(b)	44,511	2,645,734
Kaiser Aluminum Corp.	10,672	1,818,829
		8,495,006
Commodity Chemicals-9.30%
Cabot Corp.	15,180	1,168,253
Dow, Inc.	48,015	1,944,127
Hawkins, Inc.	10,097	1,690,743
LyondellBasell Industries N.V., Class A	24,050	1,794,130
Olin Corp.(c)	37,239	1,060,567
Westlake Corp.(c)	16,388	1,889,208
		9,547,028
Copper-2.91%
Freeport-McMoRan, Inc.	51,647	2,984,164
Diversified Chemicals-3.84%
Chemours Co. (The)	100,355	2,704,567
Huntsman Corp.(c)	86,430	1,241,999
		3,946,566
Diversified Metals & Mining-5.25%
Materion Corp.	7,907	1,453,385
USA Rare Earth, Inc.(b)(c)	151,476	3,933,832
		5,387,217
Fertilizers & Agricultural Chemicals-10.12%
CF Industries Holdings, Inc.	44,012	5,466,291
Corteva, Inc.	43,829	3,550,587
Scotts Miracle-Gro Co. (The)	21,997	1,379,212
		10,396,090
Forest Products-1.31%
Louisiana-Pacific Corp.	18,660	1,347,066
Gold-7.96%
Coeur Mining, Inc.(b)	167,546	3,010,802
Newmont Corp.	27,572	3,062,973
Royal Gold, Inc.	8,989	2,097,853
		8,171,628
Industrial Gases-2.26%
Linde PLC	4,636	2,323,285
Silver-3.12%
Hecla Mining Co.	177,729	3,202,677
Specialty Chemicals-25.47%
Albemarle Corp.	15,834	3,114,548
	Shares	Value
Specialty Chemicals-(continued)
Balchem Corp.	4,286	$692,703
Celanese Corp.	45,597	3,089,653
DuPont de Nemours, Inc.	65,966	3,012,007
Ecolab, Inc.	6,257	1,630,574
Ecovyst, Inc.(b)	98,638	1,398,687
Element Solutions, Inc.	66,552	2,834,450
Ingevity Corp.(b)	19,346	1,473,972
NewMarket Corp.	1,956	1,321,513
Perimeter Solutions, Inc.(b)	66,446	2,013,314
RPM International, Inc.	14,930	1,521,218
Sensient Technologies Corp.	8,501	966,053
Solstice Advanced Materials, Inc.	37,730	3,091,973
		26,160,665
Steel-8.74%
Commercial Metals Co.	15,504	1,069,156
Nucor Corp.	9,381	2,113,445
Reliance, Inc.	5,507	1,996,288
Steel Dynamics, Inc.	16,608	3,797,584
		8,976,473
Total Common Stocks & Other Equity Interests (Cost $72,441,570)		102,625,255
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $240,911)	240,911	240,911
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $72,682,481)		102,866,166
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.17%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,478,846	1,478,846
Invesco Private Prime Fund, 3.78%(d)(e)(f)	3,833,142	3,833,525
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,312,555)		5,312,371
TOTAL INVESTMENTS IN SECURITIES-105.34% (Cost $77,995,036)		108,178,537
OTHER ASSETS LESS LIABILITIES-(5.34)%		(5,480,516)
NET ASSETS-100.00%		$102,698,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,424	$2,088,433	$(1,977,946)	$-	$-	$240,911	$6,869
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,918	47,555,972	(48,101,044)	-	-	1,478,846	113,099 *
Invesco Private Prime Fund	5,262,219	97,846,391	(99,273,859)	(78)	(1,148)	3,833,525	307,357 *
Total	$7,416,561	$147,490,796	$(149,352,849)	$(78)	$(1,148)	$5,553,282	$427,325

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Apparel Retail-8.00%
Burlington Stores, Inc.(b)	1,886	$603,539
Ross Stores, Inc.	2,511	571,981
TJX Cos., Inc. (The)	4,380	686,565
		1,862,085
Apparel, Accessories & Luxury Goods-9.70%
Figs, Inc., Class A(b)	32,086	480,007
Ralph Lauren Corp.	2,308	827,741
Tapestry, Inc.	6,547	949,577
		2,257,325
Automobile Manufacturers-5.00%
General Motors Co.	8,415	647,029
Rivian Automotive, Inc., Class A(b)(c)	31,564	517,650
		1,164,679
Automotive Parts & Equipment-6.02%
Dana, Inc.	15,411	561,731
Garrett Motion, Inc. (Switzerland)(c)	22,693	581,168
Phinia, Inc.(c)	3,589	258,946
		1,401,845
Broadcasting-1.33%
Nexstar Media Group, Inc., Class A	1,484	308,880
Broadline Retail-1.62%
Dillard’s, Inc., Class A(c)	664	377,962
Casinos & Gaming-5.16%
Caesars Entertainment, Inc.(b)	18,931	526,282
Rush Street Interactive, Inc.(b)	23,989	674,091
		1,200,373
Consumer Electronics-2.91%
Garmin Ltd.	2,694	676,571
Consumer Staples Merchandise Retail-4.73%
PriceSmart, Inc.	1,774	278,376
Walmart, Inc.	6,232	822,188
		1,100,564
Distributors-1.38%
GigaCloud Technology, Inc., Class A(b)(c)	7,231	321,707
Diversified Support Services-1.15%
OPENLANE, Inc.(b)	8,499	267,209
Education Services-1.03%
Graham Holdings Co., Class B	213	239,095
Footwear-1.05%
Wolverine World Wide, Inc.	14,400	245,088
Health Care Distributors-6.85%
Cardinal Health, Inc.	4,242	818,197
McKesson Corp.	953	776,886
		1,595,083
Homebuilding-2.53%
Green Brick Partners, Inc.(b)	3,286	221,608
Installed Building Products, Inc.(c)	1,270	366,458
		588,066
Homefurnishing Retail-2.98%
Williams-Sonoma, Inc.	3,831	694,215
	Shares	Value
Hotels, Resorts & Cruise Lines-10.47%
Expedia Group, Inc.	2,434	$604,533
Hilton Worldwide Holdings, Inc.	2,443	791,703
Lindblad Expeditions Holdings, Inc.(b)(c)	13,872	257,048
Marriott International, Inc., Class A	2,170	784,867
		2,438,151
Leisure Products-5.82%
Acushnet Holdings Corp.(c)	3,473	336,256
Callaway Golf Co.(b)(c)	29,065	444,694
Hasbro, Inc.	5,987	573,794
		1,354,744
Movies & Entertainment-7.33%
Madison Square Garden Entertainment Corp.(b)	4,231	283,138
Netflix, Inc.(b)	8,814	825,079
Sphere Entertainment Co.(b)(c)	4,191	597,008
		1,705,225
Other Specialized REITs-1.67%
Lamar Advertising Co., Class A	2,816	388,157
Other Specialty Retail-6.31%
Five Below, Inc.(b)	3,200	754,112
National Vision Holdings, Inc.(b)(c)	15,480	359,445
Winmark Corp.	936	356,139
		1,469,696
Publishing-3.60%
New York Times Co. (The), Class A	6,781	535,903
Scholastic Corp.	7,466	301,328
		837,231
Restaurants-1.53%
Cheesecake Factory, Inc. (The)(c)	5,659	355,781
Specialized Consumer Services-1.80%
Frontdoor, Inc.(b)(c)	6,116	419,741
Total Common Stocks & Other Equity Interests (Cost $20,965,061)		23,269,473
Money Market Funds-0.54%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $124,334)	124,334	124,334
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.51% (Cost $21,089,395)		23,393,807
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.48%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,197,366	1,197,366
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	3,104,040	$3,104,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,301,778)		4,301,716
TOTAL INVESTMENTS IN SECURITIES-118.99% (Cost $25,391,173)		27,695,523
OTHER ASSETS LESS LIABILITIES-(18.99)%		(4,419,417)
NET ASSETS-100.00%		$23,276,106

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,511	$561,482	$(573,659)	$-	$-	$124,334	$4,797
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,487,712	25,826,288	(29,116,634)	-	-	1,197,366	57,679 *
Invesco Private Prime Fund	7,998,580	55,023,644	(59,916,943)	170	(1,101)	3,104,350	159,787 *
Total	$12,622,803	$81,411,414	$(89,607,236)	$170	$(1,101)	$4,426,050	$222,263

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Agricultural Products & Services-9.51%
Archer-Daniels-Midland Co.	33,165	$2,472,119
Bunge Global S.A.	12,625	1,604,259
Darling Ingredients, Inc.(b)	46,358	2,977,574
Ingredion, Inc.	8,386	937,052
		7,991,004
Brewers-1.09%
Boston Beer Co., Inc. (The), Class A(b)(c)	3,871	917,582
Consumer Finance-1.78%
EZCORP, Inc., Class A(b)(c)	45,594	1,494,571
Consumer Staples Merchandise Retail-8.20%
BJ’s Wholesale Club Holdings, Inc.(b)	25,226	2,368,469
Costco Wholesale Corp.	4,462	4,526,833
		6,895,302
Education Services-13.16%
American Public Education, Inc.(b)	22,804	1,326,053
Bright Horizons Family Solutions, Inc.(b)	11,797	956,855
Covista, Inc.(b)	8,540	983,979
Grand Canyon Education, Inc.(b)	6,519	1,102,167
Laureate Education, Inc., Class A(b)	56,303	1,694,439
Lincoln Educational Services Corp.(b)	31,564	1,298,543
Perdoceo Education Corp.	33,259	1,128,810
Strategic Education, Inc.	9,639	755,698
Stride, Inc.(b)(c)	10,663	1,036,017
Universal Technical Institute, Inc.(b)(c)	20,799	780,586
		11,063,147
Food Distributors-14.34%
Andersons, Inc. (The)	12,415	975,074
Chefs’ Warehouse, Inc. (The)(b)(c)	18,595	1,442,972
Performance Food Group Co.(b)	36,903	3,341,936
Sysco Corp.	14,881	1,111,759
United Natural Foods, Inc.(b)	20,354	1,018,107
US Foods Holding Corp.(b)	44,541	4,164,138
		12,053,986
Food Retail-11.41%
Casey’s General Stores, Inc.	6,258	5,145,015
Kroger Co. (The)	46,478	3,163,757
Sprouts Farmers Market, Inc.(b)	15,728	1,287,337
		9,596,109
Household Products-7.59%
Church & Dwight Co., Inc.	40,238	3,905,500
Procter & Gamble Co. (The)	10,951	1,610,783
Spectrum Brands Holdings, Inc.	10,500	867,300
		6,383,583
Packaged Foods & Meats-6.86%
Freshpet, Inc.(b)(c)	14,337	966,027
Hershey Co. (The)	6,428	1,193,937
Post Holdings, Inc.(b)(c)	9,498	994,915
Seaboard Corp.(c)	221	1,256,590
Tyson Foods, Inc., Class A	21,182	1,357,131
		5,768,600
	Shares	Value
Personal Care Products-3.79%
Edgewell Personal Care Co.(c)	36,880	$831,644
Estee Lauder Cos., Inc. (The), Class A	16,874	1,294,405
Herbalife Ltd.(b)(c)	64,037	1,063,014
		3,189,063
Soft Drinks & Non-alcoholic Beverages-10.01%
Coca-Cola Co. (The)	26,843	2,114,155
Coca-Cola Consolidated, Inc.	9,689	1,986,923
Monster Beverage Corp.(b)	34,235	2,638,491
Primo Brands Corp.(c)	82,136	1,673,932
		8,413,501
Specialized Consumer Services-3.59%
H&R Block, Inc.	29,066	922,264
Service Corp. International(c)	25,902	2,098,839
		3,021,103
Tobacco-8.64%
Altria Group, Inc.	38,816	2,819,982
Philip Morris International, Inc. (Switzerland)	17,621	2,908,699
Turning Point Brands, Inc.(c)	19,035	1,535,744
		7,264,425
Total Common Stocks & Other Equity Interests (Cost $66,076,877)		84,051,976
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $195,999)	195,999	195,999
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $66,272,876)		84,247,975
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.27%
Invesco Private Government Fund, 3.63%(d)(e)(f)	3,572,693	3,572,693
Invesco Private Prime Fund, 3.78%(d)(e)(f)	9,260,264	9,261,190
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,833,948)		12,833,883
TOTAL INVESTMENTS IN SECURITIES-115.47% (Cost $79,106,824)		97,081,858
OTHER ASSETS LESS LIABILITIES-(15.47)%		(13,005,034)
NET ASSETS-100.00%		$84,076,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$208,916	$1,815,938	$(1,828,855)	$-	$-	$195,999	$6,571
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,827,252	42,195,037	(43,449,596)	-	-	3,572,693	114,731 *
Invesco Private Prime Fund	12,565,489	93,984,226	(97,287,448)	230	(1,307)	9,261,190	309,735 *
Total	$17,601,657	$137,995,201	$(142,565,899)	$230	$(1,307)	$13,029,882	$431,037

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Energy Momentum ETF (PXI)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Coal & Consumable Fuels-2.36%
Core Natural Resources, Inc.	9,045	$811,698
Peabody Energy Corp.(b)	44,600	1,189,036
		2,000,734
Integrated Oil & Gas-5.35%
Chevron Corp.	14,455	2,794,296
Occidental Petroleum Corp.	28,628	1,734,284
		4,528,580
Oil & Gas Drilling-6.49%
Nabors Industries Ltd.(b)(c)	11,165	1,145,641
Patterson-UTI Energy, Inc.	113,490	1,386,848
Transocean Ltd.(b)(c)	434,561	2,963,706
		5,496,195
Oil & Gas Equipment & Services-23.78%
Archrock, Inc.	61,021	2,364,564
Baker Hughes Co., Class A	42,559	2,965,086
Expro Group Holdings N.V.(c)	40,619	739,672
Innovex International, Inc.(c)	25,560	709,801
Kodiak Gas Services, Inc.	33,658	2,282,012
Liberty Energy, Inc., Class A(b)	101,123	3,416,946
Oceaneering International, Inc.(c)	30,975	1,162,802
ProPetro Holding Corp.(c)	114,575	1,962,670
Solaris Energy Infrastructure, Inc., Class B(b)	28,308	2,090,263
Tidewater, Inc.(b)(c)	27,192	2,429,061
		20,122,877
Oil & Gas Exploration & Production-21.72%
BKV Corp. (Thailand)(b)(c)	19,558	616,664
California Resources Corp.	15,826	1,080,283
CNX Resources Corp.(b)(c)	33,583	1,306,714
Comstock Resources, Inc.(b)(c)	41,868	729,341
Crescent Energy Co., Class A	81,335	1,093,956
Devon Energy Corp.	57,900	2,974,323
Gulfport Energy Corp.(c)	4,145	798,078
Permian Resources Corp.	157,360	3,402,123
Sable Offshore Corp.(b)(c)	168,600	2,419,410
Talos Energy, Inc.(c)	46,204	735,568
Viper Energy, Inc., Class A	65,245	3,221,798
		18,378,258
Oil & Gas Refining & Marketing-22.99%
Calumet, Inc.(b)(c)	51,497	1,684,982
Delek US Holdings, Inc.	41,309	1,924,586
Green Plains, Inc.(b)(c)	58,236	1,012,142
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
HF Sinclair Corp.	35,820	$2,407,462
Marathon Petroleum Corp.	18,166	4,510,436
Par Pacific Holdings, Inc.(c)	36,461	2,394,394
PBF Energy, Inc., Class A	65,287	2,830,844
Valero Energy Corp.	10,650	2,689,977
		19,454,823
Oil & Gas Storage & Transportation-15.99%
Antero Midstream Corp.	62,468	1,365,551
DT Midstream, Inc.	11,273	1,668,291
Kinder Morgan, Inc.	67,009	2,202,586
Targa Resources Corp.	20,963	5,452,057
Williams Cos., Inc. (The)	37,317	2,847,660
		13,536,145
Steel-1.24%
Alpha Metallurgical Resources, Inc.(b)(c)	5,623	1,048,408
Total Common Stocks & Other Equity Interests (Cost $67,558,306)		84,566,020
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $202,504)	202,504	202,504
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $67,760,810)		84,768,524
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.83%
Invesco Private Government Fund, 3.63%(d)(e)(f)	4,201,497	4,201,497
Invesco Private Prime Fund, 3.78%(d)(e)(f)	10,889,415	10,890,504
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,092,210)		15,092,001
TOTAL INVESTMENTS IN SECURITIES-117.99% (Cost $82,853,020)		99,860,525
OTHER ASSETS LESS LIABILITIES-(17.99)%		(15,226,269)
NET ASSETS-100.00%		$84,634,256

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,950	$1,679,231	$(1,633,677)	$-	$-	$202,504	$5,613
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,734,661	38,923,519	(37,456,683)	-	-	4,201,497	86,957 *
Invesco Private Prime Fund	7,109,338	84,467,903	(80,685,878)	(209)	(650)	10,890,504	236,010 *
Total	$10,000,949	$125,070,653	$(119,776,238)	$(209)	$(650)	$15,294,505	$328,580

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Financial Momentum ETF (PFI)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Asset Management & Custody Banks-13.02%
Affiliated Managers Group, Inc.	1,443	$425,209
Bank of New York Mellon Corp. (The)	7,821	1,050,908
Federated Hermes, Inc., Class B	7,529	437,360
Invesco Ltd.(b)	33,650	881,966
Victory Capital Holdings, Inc., Class A(c)	10,703	840,292
WisdomTree, Inc.(c)	44,307	753,219
		4,388,954
Consumer Finance-4.65%
Bread Financial Holdings, Inc.(c)	4,610	390,836
Encore Capital Group, Inc.(c)(d)	3,687	305,173
FirstCash Holdings, Inc.	2,922	637,639
Nelnet, Inc., Class A	1,652	234,088
		1,567,736
Diversified Banks-13.56%
Citigroup, Inc.	8,322	1,065,050
Fifth Third Bancorp	16,919	858,808
JPMorgan Chase & Co.	5,741	1,798,253
KeyCorp	38,364	848,228
		4,570,339
Diversified Financial Services-2.32%
Jackson Financial, Inc., Class A	6,763	782,953
Diversified REITs-0.60%
Global Net Lease, Inc.	21,279	203,427
Financial Exchanges & Data-4.81%
Cboe Global Markets, Inc.	3,233	970,191
CME Group, Inc., Class A	2,266	652,200
		1,622,391
Health Care REITs-13.42%
American Healthcare REIT, Inc.	29,305	1,488,108
CareTrust REIT, Inc.	9,009	355,405
Sabra Health Care REIT, Inc.(c)	22,941	473,961
Ventas, Inc.	12,041	1,057,922
Welltower, Inc.	5,294	1,150,598
		4,525,994
Investment Banking & Brokerage-18.06%
Goldman Sachs Group, Inc. (The)	1,325	1,223,995
Interactive Brokers Group, Inc., Class A	21,070	1,675,065
Morgan Stanley	8,563	1,632,022
Stifel Financial Corp.	6,890	543,001
StoneX Group, Inc.(c)(d)	9,576	1,015,344
		6,089,427
Other Specialized REITs-2.04%
Outfront Media, Inc.	22,256	686,598
Property & Casualty Insurance-9.51%
AXIS Capital Holdings Ltd.	4,417	443,511
Hamilton Insurance Group Ltd., Class B (Bermuda)(c)	8,372	274,350
	Shares	Value
Property & Casualty Insurance-(continued)
Lemonade, Inc.(c)(d)	24,384	$1,381,110
Loews Corp.	3,076	346,388
Mercury General Corp.	2,790	271,495
Old Republic International Corp.(c)	12,227	488,469
		3,205,323
Regional Banks-13.76%
Ameris Bancorp	4,945	421,561
BankUnited, Inc.	7,204	334,842
Citizens Financial Group, Inc.	13,920	905,496
Eastern Bankshares, Inc.	15,269	308,892
Hancock Whitney Corp.(c)	6,291	424,705
Metropolitan Bank Holding Corp.	2,812	248,440
Nicolet Bankshares, Inc.	1,547	226,605
Pathward Financial, Inc.	2,904	252,183
Popular, Inc.	4,349	653,785
Texas Capital Bancshares, Inc.(d)	3,260	328,282
Zions Bancorporation N.A.	8,399	532,665
		4,637,456
Reinsurance-0.95%
SiriusPoint Ltd.(d)	13,631	319,102
Retail REITs-3.21%
Simon Property Group, Inc.	5,314	1,082,515
Total Common Stocks & Other Equity Interests (Cost $30,448,588)		33,682,215
Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(e) (Cost $139,186)	139,186	139,186
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $30,587,774)		33,821,401
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.03%
Invesco Private Government Fund, 3.63%(b)(e)(f)	1,689,810	1,689,810
Invesco Private Prime Fund, 3.78%(b)(e)(f)	4,388,240	4,388,679
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,078,516)		6,078,489
TOTAL INVESTMENTS IN SECURITIES-118.35% (Cost $36,666,290)		39,899,890
OTHER ASSETS LESS LIABILITIES-(18.35)%		(6,187,386)
NET ASSETS-100.00%		$33,712,504

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$-	$1,493,169	$(602,859)	$(3,307)	$(5,037)	$881,966	$11,532
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,055	1,219,434	(1,191,303)	-	-	139,186	5,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,434,044	31,591,107	(31,335,341)	-	-	1,689,810	55,651 *
Invesco Private Prime Fund	3,740,392	69,362,906	(68,715,016)	63	334	4,388,679	151,425 *
Total	$5,285,491	$103,666,616	$(101,844,519)	$(3,244)	$(4,703)	$7,099,641	$223,702

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-61.46%
AnaptysBio, Inc.(b)(c)	32,572	$2,140,958
Annexon, Inc.(b)(c)	188,144	1,104,405
Arcus Biosciences, Inc.(b)(c)	44,499	1,134,724
Capricor Therapeutics, Inc.(b)(c)	81,063	2,722,096
Celcuity, Inc.(b)(c)	25,077	3,043,094
CG Oncology, Inc.(b)(c)	27,998	1,868,587
Cytokinetics, Inc.(b)(c)	22,365	1,430,689
Dianthus Therapeutics, Inc.(b)	24,623	2,161,899
Dyne Therapeutics, Inc.(b)(c)	77,036	1,351,982
Erasca, Inc.(b)(c)	193,287	2,058,507
Exelixis, Inc.(b)	36,100	1,605,006
Gilead Sciences, Inc.	18,286	2,392,540
Incyte Corp.(b)	21,672	2,064,691
Ionis Pharmaceuticals, Inc.(b)	38,234	2,858,374
Kodiak Sciences, Inc.(b)(c)	54,993	2,391,096
Krystal Biotech, Inc.(b)(c)	5,052	1,324,938
Kymera Therapeutics, Inc.(b)(c)	21,744	1,762,786
Moderna, Inc.(b)	49,871	2,291,074
MoonLake Immunotherapeutics(b)	57,849	947,567
Oruka Therapeutics, Inc.(b)(c)	28,205	1,929,504
Perspective Therapeutics, Inc.(b)(c)	206,607	805,767
Praxis Precision Medicines, Inc.(b)	19,187	6,117,391
Protagonist Therapeutics, Inc.(b)	23,068	2,283,040
Relay Therapeutics, Inc.(b)(c)	105,134	1,362,537
Roivant Sciences Ltd.(b)(c)	196,278	5,599,811
SELLAS Life Sciences Group, Inc.(b)(c)	365,686	1,810,146
Spyre Therapeutics, Inc.(b)(c)	24,020	1,788,289
Stoke Therapeutics, Inc.(b)(c)	33,575	1,098,574
Syndax Pharmaceuticals, Inc.(b)	40,842	875,244
Tango Therapeutics, Inc.(b)(c)	158,825	3,433,796
Twist Bioscience Corp.(b)(c)	29,939	1,749,935
Tyra Biosciences, Inc.(b)(c)	53,368	1,854,538
United Therapeutics Corp.(b)	7,238	4,135,431
Vaxcyte, Inc.(b)(c)	23,564	1,348,803
Viridian Therapeutics, Inc.(b)	51,882	699,369
Zenas Biopharma, Inc.(b)(c)	39,516	763,449
		74,310,637
Health Care Distributors-2.24%
Cencora, Inc.	8,792	2,708,024
Health Care Equipment-1.36%
Axogen, Inc.(b)(c)	38,150	1,648,080
Health Care Facilities-8.93%
Brookdale Senior Living, Inc.(b)	118,427	1,700,612
Ensign Group, Inc. (The)	11,176	2,086,447
HCA Healthcare, Inc.	7,696	3,343,527
Tenet Healthcare Corp.(b)	20,659	3,659,122
		10,789,708
	Shares	Value
Health Care Services-1.97%
BrightSpring Health Services, Inc.(b)	49,617	$2,380,128
Pharmaceuticals-23.95%
Alumis, Inc.(b)(c)	103,439	2,553,909
Axsome Therapeutics, Inc.(b)	15,321	3,182,938
BioAge Labs, Inc.(b)(c)	55,116	928,704
Edgewise Therapeutics, Inc.(b)(c)	50,996	1,578,836
Elanco Animal Health, Inc.(b)	62,689	1,402,353
Enliven Therapeutics, Inc.(b)(c)	31,212	1,286,871
Jazz Pharmaceuticals PLC(b)	11,378	2,309,961
Ligand Pharmaceuticals, Inc.(b)(c)	8,485	1,946,883
Liquidia Corp.(b)(c)	43,491	1,705,282
Maze Therapeutics, Inc.(b)(c)	22,970	610,543
Nektar Therapeutics(b)(c)	36,418	3,096,987
Phibro Animal Health Corp., Class A	20,459	1,088,010
Terns Pharmaceuticals, Inc.(b)	65,096	3,445,531
Trevi Therapeutics, Inc.(b)(c)	113,639	1,563,673
Viatris, Inc.	151,375	2,261,542
		28,962,023
Total Common Stocks & Other Equity Interests (Cost $107,305,649)		120,798,600
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $322,236)	322,236	322,236
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $107,627,885)		121,120,836
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.75%
Invesco Private Government Fund, 3.63%(d)(e)(f)	10,675,160	10,675,160
Invesco Private Prime Fund, 3.78%(d)(e)(f)	27,706,338	27,709,109
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,384,400)		38,384,269
TOTAL INVESTMENTS IN SECURITIES-131.92% (Cost $146,012,285)		159,505,105
OTHER ASSETS LESS LIABILITIES-(31.92)%		(38,596,719)
NET ASSETS-100.00%		$120,908,386

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$249,261	$4,987,169	$(4,914,194)	$-	$-	$322,236	$9,773
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,815,269	79,328,400	(78,468,509)	-	-	10,675,160	307,617 *
Invesco Private Prime Fund	25,531,198	162,037,364	(159,855,387)	1,649	(5,715)	27,709,109	831,721 *
Total	$35,595,728	$246,352,933	$(243,238,090)	$1,649	$(5,715)	$38,706,505	$1,149,111

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Dorsey Wright Industrials Momentum ETF (PRN)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-18.12%
Astronics Corp.(b)(c)	100,420	$7,169,988
Curtiss-Wright Corp.	14,561	10,486,832
General Electric Co.	33,548	9,726,572
Howmet Aerospace, Inc.	52,765	12,824,006
Karman Holdings, Inc.(b)	85,130	5,787,137
Leonardo DRS, Inc.	144,558	5,873,391
Moog, Inc., Class A	19,994	6,024,392
VSE Corp., (Acquired 06/28/2024 - 04/30/2026; Cost $5,322,290)(c)(d)	40,798	7,004,201
Woodward, Inc.	22,571	8,193,047
		73,089,566
Cargo Ground Transportation-2.09%
Ryder System, Inc.	33,115	8,403,594
Construction & Engineering-28.22%
API Group Corp.(b)	177,233	8,103,093
Argan, Inc.	27,485	18,414,400
Comfort Systems USA, Inc.	10,628	19,558,177
Dycom Industries, Inc.(b)	23,739	9,830,320
Everus Construction Group, Inc.(b)(c)	50,329	7,420,005
Granite Construction, Inc.(c)	60,758	8,328,099
MasTec, Inc.(b)	34,108	13,440,257
Quanta Services, Inc.	23,900	17,393,703
Sterling Infrastructure, Inc.(b)	21,974	11,330,234
		113,818,288
Construction Machinery & Heavy Transportation Equipment-6.73%
Caterpillar, Inc.	15,189	13,519,881
Cummins, Inc.	20,322	13,636,265
		27,156,146
Electrical Components & Equipment-11.17%
Nextpower, Inc., Class A(b)	75,411	8,983,712
Powell Industries, Inc.(c)	34,449	9,551,674
Vertiv Holdings Co., Class A	34,568	11,355,242
Vicor Corp.(b)	56,335	15,169,326
		45,059,954
Electronic Equipment & Instruments-2.61%
Advanced Energy Industries, Inc.	27,450	10,538,329
Electronic Manufacturing Services-9.13%
Jabil, Inc.	46,578	15,719,609
TTM Technologies, Inc.(b)	133,394	21,105,599
		36,825,208
Environmental & Facilities Services-3.60%
Clean Harbors, Inc.(b)	29,963	9,368,831
Enviri Corp.(b)(c)	261,583	5,150,569
		14,519,400
	Shares	Value
Industrial Machinery & Supplies & Components-7.41%
ITT, Inc.	68,193	$14,616,487
Parker-Hannifin Corp.	9,638	8,764,990
SPX Technologies, Inc.(b)	29,701	6,501,846
		29,883,323
Research & Consulting Services-5.39%
Planet Labs PBC(b)(c)	457,141	16,900,503
Resolute Holdings Management, Inc.(b)(c)	35,415	4,819,627
		21,720,130
Semiconductor Materials & Equipment-2.66%
MKS, Inc.	37,757	10,713,549
Technology Hardware, Storage & Peripherals-1.26%
Diebold Nixdorf, Inc.(b)(c)	66,244	5,088,202
Trading Companies & Distributors-1.63%
DXP Enterprises, Inc.(b)(c)	38,506	6,574,900
Total Common Stocks & Other Equity Interests (Cost $293,488,079)		403,390,589
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $313,493)	313,493	313,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $293,801,572)		403,704,082
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.08%
Invesco Private Government Fund, 3.63%(e)(f)(g)	12,416,479	12,416,479
Invesco Private Prime Fund, 3.78%(e)(f)(g)	32,277,158	32,280,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,697,377)		44,696,865
TOTAL INVESTMENTS IN SECURITIES-111.18% (Cost $338,498,949)		448,400,947
OTHER ASSETS LESS LIABILITIES-(11.18)%		(45,094,315)
NET ASSETS-100.00%		$403,306,632
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	Restricted security. The value of this security at April 30, 2026 represented 1.74% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$576,679	$3,659,963	$(3,923,149)	$-	$-	$313,493	$15,241
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,440,781	191,805,894	(198,830,196)	-	-	12,416,479	548,154 *
Invesco Private Prime Fund	50,461,913	428,381,460	(446,560,031)	343	(3,299)	32,280,386	1,484,307 *
Total	$70,479,373	$623,847,317	$(649,313,376)	$343	$(3,299)	$45,010,358	$2,047,702

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Dorsey Wright Technology Momentum ETF (PTF)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Alternative Carriers-1.53%
AST SpaceMobile, Inc.(b)(c)	120,773	$8,925,125
Application Software-4.64%
Circle Internet Group, Inc.(b)(c)	88,410	8,034,701
Clear Secure, Inc., Class A	190,496	10,170,581
InterDigital, Inc.(c)	29,667	8,798,046
		27,003,328
Communications Equipment-19.75%
ADTRAN Holdings, Inc.(b)(c)	682,692	12,076,821
Ciena Corp.(b)	47,137	24,868,538
Digi International, Inc.(b)(c)	164,100	9,196,164
Lumentum Holdings, Inc.(b)	29,185	26,334,209
Ondas, Inc.(b)(c)	1,907,705	19,153,358
Viasat, Inc.(b)	237,793	15,672,937
Vistance Networks, Inc.(b)	593,529	7,594,204
		114,896,231
Electronic Components-2.12%
Amphenol Corp., Class A	83,695	12,325,762
Electronic Equipment & Instruments-2.21%
nLight, Inc.(b)	183,840	12,841,224
Interactive Media & Services-3.81%
Alphabet, Inc., Class A	33,326	12,823,845
Ziff Davis, Inc.(b)(c)	204,396	9,353,161
		22,177,006
Internet Services & Infrastructure-6.54%
Cloudflare, Inc., Class A(b)	54,557	11,182,548
DigitalOcean Holdings, Inc.(b)(c)	144,610	13,944,743
Fastly, Inc., Class A(b)	511,824	12,926,115
		38,053,406
Research & Consulting Services-1.44%
CACI International, Inc., Class A(b)	16,129	8,379,661
Semiconductor Materials & Equipment-17.41%
Aehr Test Systems(b)(c)	237,014	21,463,988
Applied Materials, Inc.	30,593	12,068,632
Entegris, Inc.	86,111	12,174,373
FormFactor, Inc.(b)	104,662	14,226,706
Ichor Holdings Ltd.(b)	202,114	13,333,461
Lam Research Corp.	54,159	13,965,440
Teradyne, Inc.	40,909	14,051,014
		101,283,614
Semiconductors-17.89%
Diodes, Inc.(b)	118,701	12,718,812
	Shares	Value
Semiconductors-(continued)
Lattice Semiconductor Corp.(b)	108,522	$13,270,070
Micron Technology, Inc.	33,163	17,150,577
Monolithic Power Systems, Inc.	9,231	14,902,619
Navitas Semiconductor Corp.(b)(c)	1,083,004	17,869,566
NVIDIA Corp.	141,238	28,186,868
		104,098,512
Systems Software-1.89%
Adeia, Inc.(c)	345,957	11,018,730
Technology Hardware, Storage & Peripherals-18.78%
Apple, Inc.	97,516	26,460,967
Sandisk Corp.(b)	30,287	33,209,998
Seagate Technology Holdings PLC	35,766	24,093,408
Western Digital Corp.	58,605	25,465,045
		109,229,418
Wireless Telecommunication Services-1.94%
Telephone and Data Systems, Inc.	249,942	11,262,386
Total Common Stocks & Other Equity Interests (Cost $410,712,825)		581,494,403
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $758,260)	758,260	758,260
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $411,471,085)		582,252,663
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.58%
Invesco Private Government Fund, 3.63%(d)(e)(f)	21,971,272	21,971,272
Invesco Private Prime Fund, 3.78%(d)(e)(f)	57,017,556	57,023,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,996,662)		78,994,530
TOTAL INVESTMENTS IN SECURITIES-113.66% (Cost $490,467,747)		661,247,193
OTHER ASSETS LESS LIABILITIES-(13.66)%		(79,494,516)
NET ASSETS-100.00%		$581,752,677

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$285,703	$12,080,506	$(11,607,949)	$-	$-	$758,260	$17,756
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,989,874	346,995,182	(342,013,784)	-	-	21,971,272	815,852 *
Invesco Private Prime Fund	44,155,951	637,586,213	(624,710,345)	(331)	(8,230)	57,023,258	2,237,405 *
Total	$61,431,528	$996,661,901	$(978,332,078)	$(331)	$(8,230)	$79,752,790	$3,071,013

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Dorsey Wright Utilities Momentum ETF (PUI)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Electric Utilities-40.12%
Alliant Energy Corp.	27,202	$1,997,443
American Electric Power Co., Inc.	14,131	1,937,501
Constellation Energy Corp.	11,015	3,447,695
Duke Energy Corp.	23,124	2,995,714
Entergy Corp.	21,826	2,573,504
Evergy, Inc.	24,423	2,023,201
Eversource Energy	24,696	1,746,007
FirstEnergy Corp.	34,893	1,658,115
Hawaiian Electric Industries, Inc.(b)(c)	107,711	1,623,205
NRG Energy, Inc.	14,815	2,304,918
Otter Tail Corp.(c)	16,643	1,485,221
PG&E Corp.	95,429	1,586,030
Pinnacle West Capital Corp.	15,672	1,625,500
Southern Co. (The)	21,815	2,109,511
Xcel Energy, Inc.	27,637	2,292,489
		31,406,054
Electrical Components & Equipment-2.54%
Preformed Line Products Co.(c)	5,987	1,989,181
Gas Utilities-10.40%
Atmos Energy Corp.	17,191	3,265,946
MDU Resources Group, Inc.(c)	76,030	1,712,956
National Fuel Gas Co.	19,759	1,667,265
UGI Corp.	41,525	1,498,637
		8,144,804
Heavy Electrical Equipment-5.33%
GE Vernova, Inc.	3,850	4,171,321
Independent Power Producers & Energy Traders-4.59%
Talen Energy Corp.(b)	5,299	1,973,454
Vistra Corp.	10,266	1,620,385
		3,593,839
Integrated Telecommunication Services-2.11%
AT&T, Inc.	63,217	1,651,860
Multi-Utilities-22.24%
Ameren Corp.	15,959	1,813,740
CenterPoint Energy, Inc.	44,068	1,923,568
CMS Energy Corp.	26,251	2,014,502
DTE Energy Co.	17,482	2,651,844
NiSource, Inc.	66,120	3,192,274
Sempra	29,802	2,834,766
WEC Energy Group, Inc.	25,222	2,974,683
		17,405,377
	Shares	Value
Oil & Gas Exploration & Production-2.13%
EQT Corp.	27,713	$1,664,997
Oil & Gas Storage & Transportation-6.22%
Excelerate Energy, Inc., Class A(c)	41,240	1,439,276
ONEOK, Inc.	37,064	3,426,938
		4,866,214
Renewable Electricity-4.29%
Clearway Energy, Inc., Class C(c)	43,369	1,750,373
Ormat Technologies, Inc.(c)	14,015	1,610,323
		3,360,696
Total Common Stocks & Other Equity Interests (Cost $69,020,650)		78,254,343
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $129,124)	129,124	129,124
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $69,149,774)		78,383,467
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.33%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,803,740	1,803,740
Invesco Private Prime Fund, 3.78%(d)(e)(f)	7,063,632	7,064,338
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,868,137)		8,868,078
TOTAL INVESTMENTS IN SECURITIES-111.46% (Cost $78,017,911)		87,251,545
OTHER ASSETS LESS LIABILITIES-(11.46)%		(8,973,674)
NET ASSETS-100.00%		$78,277,871

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$94,565	$2,458,377	$(2,423,818)	$-	$-	$129,124	$4,349
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,519,060	35,461,647	(36,176,967)	-	-	1,803,740	70,356 *
Invesco Private Prime Fund	6,535,402	87,082,905	(86,555,241)	97	1,175	7,064,338	190,805 *
Total	$9,149,027	$125,002,929	$(125,156,026)	$97	$1,175	$8,997,202	$265,510

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco NASDAQ Internet ETF (PNQI)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Advertising-0.03%
Criteo S.A., ADR (France)(b)	8,138	$154,134
Apparel Retail-0.02%
Lands’ End, Inc.(b)(c)	4,704	53,108
Stitch Fix, Inc., Class A(b)(c)	18,255	66,448
		119,556
Application Software-11.09%
Adobe, Inc.(b)	63,059	15,518,820
Alarm.com Holdings, Inc.(b)	7,683	341,202
Box, Inc., Class A(b)(c)	22,156	536,175
Consensus Cloud Solutions, Inc.(b)(c)	2,888	74,741
DocuSign, Inc.(b)	30,981	1,424,816
Dropbox, Inc., Class A(b)(c)	24,351	591,486
eGain Corp.(b)(c)	4,204	31,782
Elastic N.V.(b)	16,011	743,391
HubSpot, Inc.(b)	8,159	1,809,340
Intuit, Inc.	42,780	16,620,030
Open Text Corp. (Canada)	38,767	878,460
Salesforce, Inc.	97,882	17,279,109
SPS Commerce, Inc.(b)	5,784	324,598
Unity Software, Inc.(b)	66,980	1,769,612
Zoom Communications, Inc., Class A(b)	41,144	3,997,140
		61,940,702
Broadline Retail-18.44%
Alibaba Group Holding Ltd., ADR (China)(c)	82,202	10,840,800
Amazon.com, Inc.(b)	207,987	55,129,034
Coupang, Inc. (South Korea)(b)	258,398	5,162,792
eBay, Inc.	69,303	7,171,475
Etsy, Inc.(b)(c)	14,889	957,958
Global-e Online Ltd. (Israel)(b)	26,256	823,651
JD.com, Inc., ADR (China)(c)	74,016	2,244,165
MercadoLibre, Inc. (Brazil)(b)	7,843	14,059,597
Sea Ltd., ADR (Singapore)(b)	67,342	5,715,989
Vipshop Holdings Ltd., ADR (China)	63,339	911,448
		103,016,909
Casinos & Gaming-0.32%
DraftKings, Inc., Class A(b)	76,263	1,778,453
Financial Exchanges & Data-1.16%
Coinbase Global, Inc., Class A(b)	34,503	6,478,628
Health Care Technology-0.03%
Teladoc Health, Inc.(b)(c)	27,451	166,353
Homefurnishing Retail-0.19%
Wayfair, Inc., Class A(b)(c)	16,826	1,075,686
Hotels, Resorts & Cruise Lines-6.63%
Airbnb, Inc., Class A(b)	65,524	9,196,949
Booking Holdings, Inc.	122,491	20,622,585
Expedia Group, Inc.	18,101	4,495,745
MakeMyTrip Ltd. (India)(b)(c)	13,856	654,142
Trip.com Group Ltd., ADR (China)(b)(c)	38,083	2,064,479
		37,033,900
Human Resource & Employment Services-0.16%
Paylocity Holding Corp.(b)	8,334	879,154
	Shares	Value
Interactive Home Entertainment-1.27%
NetEase, Inc., ADR (China)	12,463	$1,464,527
Roblox Corp., Class A(b)	102,351	5,655,917
		7,120,444
Interactive Media & Services-18.66%
Alphabet, Inc., Class C	140,248	53,566,321
Autohome, Inc., ADR (China)	10,397	193,696
Baidu, Inc., ADR (China)(b)(c)	16,991	2,149,871
Bilibili, Inc., ADR (China)(b)(c)	18,210	401,166
Bumble, Inc., Class A(b)(c)	20,062	83,257
Cars.com, Inc.(b)(c)	9,019	99,119
Meta Platforms, Inc., Class A	67,385	41,233,555
Pinterest, Inc., Class A(b)	76,747	1,508,846
Reddit, Inc., Class A(b)	21,603	3,180,610
Snap, Inc., Class A(b)	221,954	1,347,261
TripAdvisor, Inc.(b)(c)	17,672	196,690
Yelp, Inc.(b)(c)	9,158	252,761
		104,213,153
Internet Services & Infrastructure-6.52%
Akamai Technologies, Inc.(b)	22,413	2,308,091
Fastly, Inc., Class A(b)	23,482	593,038
GoDaddy, Inc., Class A(b)	20,629	1,790,391
Okta, Inc.(b)(c)	26,214	1,930,661
Shopify, Inc., Class A (Canada)(b)	180,888	21,910,963
Twilio, Inc., Class A(b)	23,438	3,470,230
VeriSign, Inc.	14,185	3,810,942
Wix.com Ltd. (Israel)(b)(c)	8,462	632,027
		36,446,343
Movies & Entertainment-10.60%
Netflix, Inc.(b)	226,919	21,241,888
Roku, Inc., Class A(b)	20,221	2,356,960
Spotify Technology S.A. (Sweden)(b)	31,841	14,218,598
Walt Disney Co. (The)	205,947	21,367,001
		59,184,447
Other Specialty Retail-0.17%
Chewy, Inc., Class A(b)	36,898	937,947
Passenger Ground Transportation-4.44%
Grab Holdings Ltd., Class A (Singapore)(b)	613,359	2,343,031
Lyft, Inc., Class A(b)(c)	61,585	871,428
Uber Technologies, Inc.(b)	289,561	21,604,146
		24,818,605
Property & Casualty Insurance-0.12%
Lemonade, Inc.(b)(c)	11,816	669,258
Real Estate Services-0.63%
CoStar Group, Inc.(b)	64,939	2,247,539
Zillow Group, Inc., Class C(b)	29,054	1,289,998
		3,537,537
Restaurants-1.92%
DoorDash, Inc., Class A(b)	63,419	10,695,614
Systems Software-8.21%
GitLab, Inc., Class A(b)(c)	23,173	513,050
Microsoft Corp.	111,212	45,350,030
		45,863,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco NASDAQ Internet ETF (PNQI)—(continued)
April 30, 2026
	Shares	Value
Technology Hardware, Storage & Peripherals-8.03%
Apple, Inc.	165,332	$44,862,838
Transaction & Payment Processing Services-1.34%
Dlocal Ltd. (Uruguay)(c)	25,629	355,731
PayPal Holdings, Inc.	142,421	7,140,989
		7,496,720
Total Common Stocks & Other Equity Interests (Cost $489,625,878)		558,489,461
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $384,278)	384,278	384,278
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $490,010,156)		558,873,739
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.12%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,396,479	$6,396,479
Invesco Private Prime Fund, 3.78%(d)(e)(f)	16,635,676	16,637,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,034,898)		23,033,819
TOTAL INVESTMENTS IN SECURITIES-104.17% (Cost $513,045,054)		581,907,558
OTHER ASSETS LESS LIABILITIES-(4.17)%		(23,298,217)
NET ASSETS-100.00%		$558,609,341

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,647	$4,384,690	$(4,161,059)	$-	$-	$384,278	$9,035
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,131,440	188,914,214	(198,649,175)	-	-	6,396,479	392,827 *
Invesco Private Prime Fund	41,870,189	427,510,606	(452,740,998)	(728)	(1,729)	16,637,340	1,066,860 *
Total	$58,162,276	$620,809,510	$(655,551,232)	$(728)	$(1,729)	$23,418,097	$1,468,722

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

23

Statements of Assets and Liabilities
April 30, 2026

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Assets:
Unaffiliated investments in securities, at value(a)	$102,625,255	$23,269,473	$84,051,976	$84,566,020
Affiliated investments in securities, at value	5,553,282	4,426,050	13,029,882	15,294,505
Receivable for:
Dividends	26,700	6,714	16,117	40,878
Securities lending	1,081	361	917	1,173
Investments sold	-	-	7,848,026	-
Fund shares sold	-	-	-	-
Expenses absorbed	14,770	11,933	15,638	13,809
Other assets	774	764	796	770
Total assets	108,221,862	27,715,295	104,963,352	99,917,155
Liabilities:
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	5,312,555	4,301,778	12,833,948	15,092,210
Fund shares repurchased	-	-	7,847,176	-
Accrued unitary management fees	-	-	-	-
Accrued advisory fees	41,127	9,462	36,842	31,821
Accrued trustees’ and officer’s fees	86,301	81,153	88,020	95,197
Accrued expenses	83,858	46,796	80,542	63,671
Total liabilities	5,523,841	4,439,189	20,886,528	15,282,899
Net Assets	$102,698,021	$23,276,106	$84,076,824	$84,634,256
Net assets consist of:
Shares of beneficial interest	$176,605,053	$109,838,559	$192,455,357	$276,785,988
Distributable earnings (loss)	(73,907,032)	(86,562,453)	(108,378,533)	(192,151,732)
Net Assets	$102,698,021	$23,276,106	$84,076,824	$84,634,256
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	230,000	750,000	1,380,000
Net asset value	$128.37	$101.20	$112.10	$61.33
Market price	$128.39	$101.29	$112.04	$61.35
Unaffiliated investments in securities, at cost	$72,441,570	$20,965,061	$66,076,877	$67,558,306
Affiliated investments in securities, at cost	$5,553,466	$4,426,112	$13,029,947	$15,294,714
(a)Includes securities on loan with an aggregate value of:	$5,863,980	$4,368,374	$12,947,988	$14,830,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$32,800,249	$120,798,600	$403,390,589	$581,494,403	$78,254,343	$558,489,461
7,099,641	38,706,505	45,010,358	79,752,790	8,997,202	23,418,097

20,807	469	23,667	12,553	53,084	861
597	19,185	4,554	23,760	794	8,159
2,323,586	505,127	-	1,112,082	972,407	-
-	-	2,317,857	-	-	-
10,682	15,099	32,794	31,094	15,785	-
779	793	921	930	785	-
42,256,341	160,045,778	450,780,740	662,427,612	88,294,400	581,916,578

-	-	2,317,704	-	-	-
6,078,516	38,384,400	44,697,377	78,996,662	8,868,137	23,034,898
2,325,002	505,894	-	1,112,342	972,396	-
-	-	-	-	-	272,339
14,369	50,670	150,798	208,317	30,221	-
77,804	98,143	89,382	89,726	81,983	-
48,146	98,285	218,847	267,888	63,792	-
8,543,837	39,137,392	47,474,108	80,674,935	10,016,529	23,307,237
$33,712,504	$120,908,386	$403,306,632	$581,752,677	$78,277,871	$558,609,341

$81,602,871	$431,241,980	$464,102,994	$763,276,915	$100,647,913	$655,168,933
(47,890,367)	(310,333,594)	(60,796,362)	(181,524,238)	(22,370,042)	(96,559,592)
$33,712,504	$120,908,386	$403,306,632	$581,752,677	$78,277,871	$558,609,341
580,000	2,390,000	1,740,000	5,230,000	1,610,000	11,560,000
$58.13	$50.59	$231.79	$111.23	$48.62	$48.32
$58.17	$50.57	$231.83	$111.23	$48.62	$48.33
$29,563,315	$107,305,649	$293,488,079	$410,712,825	$69,020,650	$489,625,878
$7,102,975	$38,706,636	$45,010,870	$79,754,922	$8,997,261	$23,419,176
$6,058,620	$38,447,220	$46,504,864	$79,200,481	$8,855,254	$22,480,417

25

Statements of Operations
For the year ended April 30, 2026

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	Invesco Dorsey Wright Energy Momentum ETF (PXI)
Investment income:
Unaffiliated dividend income	$775,319	$214,569	$1,278,171	$882,245
Affiliated dividend income	6,869	4,797	6,571	5,613
Securities lending income, net	32,389	31,450	14,466	19,017
Foreign withholding tax	-	-	-	-
Total investment income	814,577	250,816	1,299,208	906,875
Expenses:
Unitary management fees	-	-	-	-
Advisory fees	350,211	156,246	467,102	243,724
Sub-licensing fees	105,064	46,874	140,131	73,117
Accounting & administration fees	14,260	13,251	17,544	13,688
Professional fees	33,025	32,917	33,132	32,993
Printing fees	15,340	20,517	19,294	15,901
Custodian & transfer agent fees	4,160	4,531	5,056	5,012
Trustees’ and officer’s fees	21,432	19,930	21,175	22,010
Other expenses	8,552	7,771	9,143	8,422
Total expenses	552,044	302,037	712,577	414,867
Less: Waivers	(131,970)	(114,663)	(152,220)	(122,541)
Net expenses	420,074	187,374	560,357	292,326
Net investment income (loss)	394,503	63,442	738,851	614,549
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	841,268	(1,313,573)	(4,980,485)	3,158,911
Affiliated investment securities	(1,148)	(1,101)	(1,307)	(650)
Unaffiliated in-kind redemptions	1,746,054	4,820,859	5,927,240	2,540,467
Affiliated in-kind redemptions	-	-	-	-
Net realized gain	2,586,174	3,506,185	945,448	5,698,728
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	26,621,686	690,828	1,576,279	18,002,123
Affiliated investment securities	(78)	170	230	(209)
Change in net unrealized appreciation (depreciation)	26,621,608	690,998	1,576,509	18,001,914
Net realized and unrealized gain	29,207,782	4,197,183	2,521,957	23,700,642
Net increase in net assets resulting from operations	$29,602,285	$4,260,625	$3,260,808	$24,315,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Dorsey Wright Financial Momentum ETF (PFI)	Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	Invesco Dorsey Wright Industrials Momentum ETF (PRN)	Invesco Dorsey Wright Technology Momentum ETF (PTF)	Invesco Dorsey Wright Utilities Momentum ETF (PUI)	Invesco NASDAQ Internet ETF (PNQI)

$713,195	$55,285	$1,622,199	$539,602	$1,558,027	$2,700,681
16,626	9,773	15,241	17,756	4,349	9,035
10,451	148,870	91,921	547,666	21,672	64,746
(557)	-	-	-	-	(7,209)
739,715	213,928	1,729,361	1,105,024	1,584,048	2,767,253

-	-	-	-	-	4,401,832
278,837	554,525	1,755,866	2,011,857	302,850	-
53,190	166,358	526,763	603,560	90,856	-
15,192	16,524	35,171	36,478	15,147	-
33,111	33,182	34,256	34,195	33,017	-
20,599	20,264	36,109	30,461	20,850	-
5,190	4,498	8,229	9,784	4,895	-
19,532	22,684	22,578	22,841	20,121	-
9,993	8,120	20,718	7,259	11,212	-
435,644	826,155	2,439,690	2,756,435	498,948	4,401,832
(101,168)	(160,976)	(333,027)	(342,654)	(135,637)	(234)
334,476	665,179	2,106,663	2,413,781	363,311	4,401,598
405,239	(451,251)	(377,302)	(1,308,757)	1,220,737	(1,634,345)

(3,450,658)	8,079,248	(26,579,507)	(28,164,425)	973,807	17,244,058
92	(5,715)	(3,299)	(8,230)	1,175	(1,729)
8,676,700	10,018,826	117,359,230	129,160,791	6,181,375	136,789,242
(4,795)	-	-	-	-	-
5,221,339	18,092,359	90,776,424	100,988,136	7,156,357	154,031,571

(328,716)	9,304,485	93,075,958	171,422,682	3,672,634	(84,851,268)
(3,244)	1,649	343	(331)	97	(728)
(331,960)	9,306,134	93,076,301	171,422,351	3,672,731	(84,851,996)
4,889,379	27,398,493	183,852,725	272,410,487	10,829,088	69,179,575
$5,294,618	$26,947,242	$183,475,423	$271,101,730	$12,049,825	$67,545,230

27

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)		Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$394,503	$532,674	$63,442	$(6,144)
Net realized gain (loss)	2,586,174	1,766,043	3,506,185	2,791,407
Change in net unrealized appreciation (depreciation)	26,621,608	(3,788,499)	690,998	(6,371,829)
Net increase (decrease) in net assets resulting from operations	29,602,285	(1,489,782)	4,260,625	(3,586,566)
Distributions to Shareholders from:
Distributable earnings	(420,224)	(636,031)	(58,870)	-
Shareholder Transactions:
Proceeds from shares sold	33,197,957	-	25,196,597	49,661,662
Value of shares repurchased	(5,997,772)	(15,471,384)	(57,138,726)	(53,670,659)
Net increase (decrease) in net assets resulting from share transactions	27,200,185	(15,471,384)	(31,942,129)	(4,008,997)
Net increase (decrease) in net assets	56,382,246	(17,597,197)	(27,740,374)	(7,595,563)
Net assets:
Beginning of year	46,315,775	63,912,972	51,016,480	58,612,043
End of year	$102,698,021	$46,315,775	$23,276,106	$51,016,480
Changes in Shares Outstanding:
Shares sold	300,000	-	250,000	490,000
Shares repurchased	(60,000)	(170,000)	(610,000)	(550,000)
Shares outstanding, beginning of year	560,000	730,000	590,000	650,000
Shares outstanding, end of year	800,000	560,000	230,000	590,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)		Invesco Dorsey Wright Energy Momentum ETF (PXI)		Invesco Dorsey Wright Financial Momentum ETF (PFI)		Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
2026	2025	2026	2025	2026	2025	2026	2025

$738,851	$580,461	$614,549	$1,134,964	$405,239	$555,585	$(451,251)	$(140,002)
945,448	9,115,121	5,698,728	(6,211,380)	5,221,339	7,792,886	18,092,359	1,203,326
1,576,509	4,324,315	18,001,914	(6,103,488)	(331,960)	(1,032,557)	9,306,134	(1,676,374)
3,260,808	14,019,897	24,315,191	(11,179,904)	5,294,618	7,315,914	26,947,242	(613,050)

(805,573)	(574,678)	(762,741)	(1,081,146)	(358,981)	(1,981,604)	(3,785,596)	(83,222)

13,204,769	26,510,276	32,108,972	8,667,258	29,347,087	48,860,970	29,168,827	5,603,971
(23,239,291)	(30,838,334)	(17,066,759)	(20,088,358)	(61,866,530)	(46,656,196)	(40,172,978)	(33,059,908)
(10,034,522)	(4,328,058)	15,042,213	(11,421,100)	(32,519,443)	2,204,774	(11,004,151)	(27,455,937)
(7,579,287)	9,117,161	38,594,663	(23,682,150)	(27,583,806)	7,539,084	12,157,495	(28,152,209)

91,656,111	82,538,950	46,039,593	69,721,743	61,296,310	53,757,226	108,750,891	136,903,100
$84,076,824	$91,656,111	$84,634,256	$46,039,593	$33,712,504	$61,296,310	$120,908,386	$108,750,891

120,000	260,000	580,000	180,000	510,000	880,000	570,000	120,000
(210,000)	(300,000)	(390,000)	(450,000)	(1,100,000)	(860,000)	(890,000)	(790,000)
840,000	880,000	1,190,000	1,460,000	1,170,000	1,150,000	2,710,000	3,380,000
750,000	840,000	1,380,000	1,190,000	580,000	1,170,000	2,390,000	2,710,000

29

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco Dorsey Wright Industrials Momentum ETF (PRN)		Invesco Dorsey Wright Technology Momentum ETF (PTF)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$(377,302)	$933,052	$(1,308,757)	$(1,324,297)
Net realized gain	90,776,424	12,489,515	100,988,136	36,003,086
Change in net unrealized appreciation (depreciation)	93,076,301	(20,278,138)	171,422,351	(23,129,590)
Net increase (decrease) in net assets resulting from operations	183,475,423	(6,855,571)	271,101,730	11,549,199
Distributions to Shareholders from:
Distributable earnings	(618,551)	(1,198,981)	(43,046)	(1,111,988)
Shareholder Transactions:
Proceeds from shares sold	370,522,134	303,167,388	502,599,658	432,528,386
Value of shares repurchased	(469,448,535)	(195,558,519)	(546,249,249)	(463,936,513)
Net increase (decrease) in net assets resulting from share transactions	(98,926,401)	107,608,869	(43,649,591)	(31,408,127)
Net increase (decrease) in net assets	83,930,471	99,554,317	227,409,093	(20,970,916)
Net assets:
Beginning of year	319,376,161	219,821,844	354,343,584	375,314,500
End of year	$403,306,632	$319,376,161	$581,752,677	$354,343,584
Changes in Shares Outstanding:
Shares sold	2,140,000	2,010,000	6,450,000	6,260,000
Shares repurchased	(2,730,000)	(1,350,000)	(7,250,000)	(7,200,000)
Shares outstanding, beginning of year	2,330,000	1,670,000	6,030,000	6,970,000
Shares outstanding, end of year	1,740,000	2,330,000	5,230,000	6,030,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Dorsey Wright Utilities Momentum ETF (PUI)		Invesco NASDAQ Internet ETF (PNQI)
2026	2025	2026	2025

$1,220,737	$1,124,877	$(1,634,345)	$(1,812,026)
7,156,357	5,650,445	154,031,571	57,382,116
3,672,731	5,052,931	(84,851,996)	72,646,149
12,049,825	11,828,253	67,545,230	128,216,239

(1,248,737)	(1,169,663)	(134,910)	-

32,191,938	49,271,895	27,539,284	94,449,331
(34,899,371)	(28,438,671)	(327,981,181)	(155,911,587)
(2,707,433)	20,833,224	(300,441,897)	(61,462,256)
8,093,655	31,491,814	(233,031,577)	66,753,983

70,184,216	38,692,402	791,640,918	724,886,935
$78,277,871	$70,184,216	$558,609,341	$791,640,918

690,000	1,310,000	530,000	2,040,000
(800,000)	(730,000)	(6,530,000)	(3,500,000)
1,720,000	1,140,000	17,560,000	19,020,000
1,610,000	1,720,000	11,560,000	17,560,000

31

Financial Highlights
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$82.71	$87.55	$81.96	$91.81	$85.67
Net investment income(a)	0.62	0.83	0.95	1.00	0.35
Net realized and unrealized gain (loss) on investments	45.72	(4.67)	5.69 (b)	(9.87)	6.16
Total from investment operations	46.34	(3.84)	6.64	(8.87)	6.51
Distributions to shareholders from:
Net investment income	(0.68)	(1.00)	(1.05)	(0.98)	(0.37)
Net asset value at end of year	$128.37	$82.71	$87.55	$81.96	$91.81
Market price at end of year(c)	$128.39	$82.70	$87.56	$81.92	$91.90
Net Asset Value Total Return(d)	56.23%	(4.47)%	8.16%	(9.61)%	7.61%
Market Price Total Return(d)	56.28%	(4.49)%	8.22%	(9.74)%	7.70%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$102,698	$46,316	$63,913	$156,536	$187,288
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.79%	0.78%	0.72%	0.73%	0.70%
Net investment income	0.56%	0.92%	1.16%	1.21%	0.38%
Portfolio turnover rate(e)	91%	69%	68%	86%	125%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$86.47	$90.17	$68.98	$70.40	$89.43
Net investment income (loss)(a)	0.20	(0.01)	0.29	0.53	0.22
Net realized and unrealized gain (loss) on investments	14.75	(3.69)	21.28	(1.46)	(19.05)
Total from investment operations	14.95	(3.70)	21.57	(0.93)	(18.83)
Distributions to shareholders from:
Net investment income	(0.22)	-	(0.38)	(0.49)	(0.20)
Net asset value at end of year	$101.20	$86.47	$90.17	$68.98	$70.40
Market price at end of year(b)	$101.29	$86.35	$90.15	$69.03	$70.54
Net Asset Value Total Return(c)	17.30%	(4.10)%	31.40%	(1.27)%	(21.10)%
Market Price Total Return(c)	17.57%	(4.21)%	31.27%	(1.40)%	(20.90)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$23,276	$51,016	$58,612	$22,765	$38,718
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.97%	0.78%	0.82%	1.01%	0.73%
Net investment income (loss)	0.20%	(0.01)%	0.37%	0.80%	0.25%
Portfolio turnover rate(d)	187%	189%	186%	192%	227%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$109.11	$93.79	$88.68	$84.36	$94.26
Net investment income(a)	0.86	0.67	0.90	1.68 (b)	1.21
Net realized and unrealized gain (loss) on investments	3.05	15.31	5.38	4.34	(9.89)
Total from investment operations	3.91	15.98	6.28	6.02	(8.68)
Distributions to shareholders from:
Net investment income	(0.92)	(0.66)	(1.17)	(1.70)	(1.22)
Net asset value at end of year	$112.10	$109.11	$93.79	$88.68	$84.36
Market price at end of year(c)	$112.04	$109.05	$93.81	$88.68	$84.28
Net Asset Value Total Return(d)	3.63%	17.09%	7.16%	7.34%	(9.27)%
Market Price Total Return(d)	3.63%	17.00%	7.18%	7.44%	(9.41)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$84,077	$91,656	$82,539	$121,497	$99,540
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.76%	0.74%	0.73%	0.73%	0.73%
Net investment income	0.79%	0.65%	1.03%	2.04%(b)	1.34%
Portfolio turnover rate(e)	80%	104%	102%	135%	94%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.24 and 1.51%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Energy Momentum ETF (PXI)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$38.69	$47.75	$38.75	$42.01	$24.49
Net investment income(a)	0.60	0.79	0.63	1.47	0.32
Net realized and unrealized gain (loss) on investments	22.81	(9.10)	9.03	(3.24)	17.47
Total from investment operations	23.41	(8.31)	9.66	(1.77)	17.79
Distributions to shareholders from:
Net investment income	(0.77)	(0.75)	(0.66)	(1.49)	(0.27)
Net asset value at end of year	$61.33	$38.69	$47.75	$38.75	$42.01
Market price at end of year(b)	$61.35	$38.65	$47.77	$38.73	$42.02
Net Asset Value Total Return(c)	61.16%	(17.60)%	25.14%	(4.42)%	72.99%
Market Price Total Return(c)	61.38%	(17.72)%	25.26%	(4.50)%	72.89%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$84,634	$46,040	$69,722	$95,325	$240,703
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.85%	0.78%	0.75%	0.70%	0.70%
Net investment income	1.26%	1.74%	1.44%	3.37%	1.00%
Portfolio turnover rate(d)	106%	96%	171%	147%	115%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights—(continued)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$52.39	$46.75	$40.67	$45.50	$51.11
Net investment income(a)	0.41	0.45	0.56	0.60	0.75
Net realized and unrealized gain (loss) on investments	5.74	6.77	6.32	(4.74)	(5.61)
Total from investment operations	6.15	7.22	6.88	(4.14)	(4.86)
Distributions to shareholders from:
Net investment income	(0.41)	(1.58)	(0.80)	(0.69)	(0.75)
Net asset value at end of year	$58.13	$52.39	$46.75	$40.67	$45.50
Market price at end of year(b)	$58.17	$52.36	$46.78	$40.63	$45.43
Net Asset Value Total Return(c)	11.77%	15.37%	17.05%	(9.05)%	(9.63)%
Market Price Total Return(c)	11.91%	15.24%	17.24%	(9.00)%	(9.85)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$33,713	$61,296	$53,757	$28,872	$84,170
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.78%	0.73%	0.71%	0.79%	0.70%
Net investment income	0.73%	0.83%	1.26%	1.44%	1.44%
Portfolio turnover rate(d)	153%	127%	138%	144%	153%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$40.13	$40.50	$39.99	$40.53	$52.12
Net investment income (loss)(b)	(0.18)	(0.05)	(0.07)	(0.01)	(0.24)
Net realized and unrealized gain (loss) on investments	12.17	(0.29)	0.58 (c)	(0.53)	(11.35)
Total from investment operations	11.99	(0.34)	0.51	(0.54)	(11.59)
Distributions to shareholders from:
Net investment income	(1.53)	(0.03)	-	-	-
Net asset value at end of year	$50.59	$40.13	$40.50	$39.99	$40.53
Market price at end of year(d)	$50.57	$40.08	$40.50	$39.97	$40.50
Net Asset Value Total Return(e)	29.85%	(0.86)%	1.28%	(1.34)%	(22.24)%
Market Price Total Return(e)	29.97%	(0.98)%	1.32%	(1.31)%	(22.18)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$120,908	$108,751	$136,903	$181,144	$273,584
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.74%	0.72%	0.71%	0.71%	0.68%
Net investment income (loss)	(0.41)%	(0.10)%	(0.18)%	(0.02)%	(0.47)%
Portfolio turnover rate(f)	239%	221%	265%	219%	204%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$137.07	$131.63	$94.44	$90.58	$102.57
Net investment income (loss)(a)	(0.19)	0.43	0.39	0.83	0.14
Net realized and unrealized gain (loss) on investments	95.19	5.54 (b)	37.29	3.91	(11.97)
Total from investment operations	95.00	5.97	37.68	4.74	(11.83)
Distributions to shareholders from:
Net investment income	(0.28)	(0.53)	(0.49)	(0.88)	(0.16)
Net asset value at end of year	$231.79	$137.07	$131.63	$94.44	$90.58
Market price at end of year(c)	$231.83	$136.97	$131.74	$94.45	$90.42
Net Asset Value Total Return(d)	69.39%	4.49%	40.00%	5.32%	(11.56)%
Market Price Total Return(d)	69.54%	4.33%	40.11%	5.52%	(11.64)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$403,307	$319,376	$219,822	$128,443	$173,908
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.69%	0.69%	0.61%	0.65%	0.63%
Net investment income (loss)	(0.11)%	0.29%	0.34%	0.92%	0.13%
Portfolio turnover rate(e)	154%	152%	78%	142%	152%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$58.76	$53.85	$40.19	$39.36	$47.63
Net investment income (loss)(b)	(0.25)	(0.18)	(0.06)	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments	52.73	5.24	13.76	0.89	(8.12)
Total from investment operations	52.48	5.06	13.70	0.83	(8.27)
Distributions to shareholders from:
Net investment income	(0.01)	(0.15)	(0.04)	-	-
Net asset value at end of year	$111.23	$58.76	$53.85	$40.19	$39.36
Market price at end of year(c)	$111.23	$58.72	$53.85	$40.18	$39.37
Net Asset Value Total Return(d)	89.34%	9.36%	34.09%	2.13%	(17.37)%
Market Price Total Return(d)	89.47%	9.29%	34.14%	2.05%	(17.33)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$581,753	$354,344	$375,315	$230,297	$205,439
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.69%	0.68%	0.68%	0.71%	0.69%
Net investment income (loss)	(0.33)%	(0.28)%	(0.13)%	(0.16)%	(0.31)%
Portfolio turnover rate(e)	217%	222%	181%	158%	207%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$40.80	$33.94	$33.57	$35.29	$34.30
Net investment income(a)	0.90	0.86	0.81	0.72	0.73
Net realized and unrealized gain (loss) on investments	7.89	6.91	0.36	(1.77)	0.98
Total from investment operations	8.79	7.77	1.17	(1.05)	1.71
Distributions to shareholders from:
Net investment income	(0.97)	(0.91)	(0.80)	(0.67)	(0.72)
Net asset value at end of year	$48.62	$40.80	$33.94	$33.57	$35.29
Market price at end of year(b)	$48.62	$40.78	$33.94	$33.57	$35.27
Net Asset Value Total Return(c)	21.81%	23.05%	3.64%	(3.00)%	5.08%
Market Price Total Return(c)	21.87%	22.99%	3.64%	(2.95)%	5.20%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$78,278	$70,184	$38,692	$43,309	$55,762
Ratio to average net assets of:
Expenses, after Waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to Waivers	0.82%	0.81%	0.84%	0.78%	0.81%
Net investment income	2.02%	2.22%	2.52%	2.09%	2.12%
Portfolio turnover rate(d)	58%	53%	49%	60%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco NASDAQ Internet ETF (PNQI)
	Years Ended April 30,
	2026	2025	2024(a)	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$45.08	$38.11	$28.10	$27.99	$48.83
Net investment income (loss)(b)	(0.11)	(0.10)	(0.12)	(0.09)	(0.24)
Net realized and unrealized gain (loss) on investments	3.36	7.07	10.13	0.20	(20.60)
Total from investment operations	3.25	6.97	10.01	0.11	(20.84)
Distributions to shareholders from:
Net investment income	(0.01)	-	-	-	-
Net asset value at end of year	$48.32	$45.08	$38.11	$28.10	$27.99
Market price at end of year(c)	$48.33	$45.01	$38.11	$28.10	$27.95
Net Asset Value Total Return(d)	7.22%	18.29%	35.61%	0.40%	(42.68)%
Market Price Total Return(d)	7.39%	18.11%	35.60%	0.54%	(42.81)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$558,609	$791,641	$724,887	$528,285	$556,918
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.22)%	(0.23)%	(0.36)%	(0.36)%	(0.55)%
Portfolio turnover rate(e)	17%	15%	29%	21%	29%

(a)	Per share amounts have been adjusted to reflect a five-for-one stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)	"Dorsey Wright Basic Materials Momentum ETF"
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)	"Dorsey Wright Consumer Cyclicals Momentum ETF"
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)	"Dorsey Wright Consumer Staples Momentum ETF"
Invesco Dorsey Wright Energy Momentum ETF (PXI)	"Dorsey Wright Energy Momentum ETF"
Invesco Dorsey Wright Financial Momentum ETF (PFI)	"Dorsey Wright Financial Momentum ETF"
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)	"Dorsey Wright Healthcare Momentum ETF"
Invesco Dorsey Wright Industrials Momentum ETF (PRN)	"Dorsey Wright Industrials Momentum ETF"
Invesco Dorsey Wright Technology Momentum ETF (PTF)	"Dorsey Wright Technology Momentum ETF"
Invesco Dorsey Wright Utilities Momentum ETF (PUI)	"Dorsey Wright Utilities Momentum ETF"
Invesco NASDAQ Internet ETF (PNQI)	"NASDAQ Internet ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright® Basic Materials Technical LeadersTM Index
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright® Consumer Cyclicals Technical LeadersTM Index
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright® Consumer Staples Technical LeadersTM Index
Dorsey Wright Energy Momentum ETF	Dorsey Wright® Energy Technical LeadersTM Index
Dorsey Wright Financial Momentum ETF	Dorsey Wright® Financials Technical LeadersTM Index
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright® Healthcare Technical LeadersTM Index
Dorsey Wright Industrials Momentum ETF	Dorsey Wright® Industrials Technical LeadersTM Index
Dorsey Wright Technology Momentum ETF	Dorsey Wright® Technology Technical LeadersTM Index
Dorsey Wright Utilities Momentum ETF	Dorsey Wright® Utilities Technical LeadersTM Index
NASDAQ Internet ETF	NASDAQ CTA Internet IndexSM
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

39

settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

40

health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund (except for NASDAQ Internet ETF) is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
NASDAQ Internet ETF has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities

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loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright Basic Materials Momentum ETF	$1,704
Dorsey Wright Consumer Cyclicals Momentum ETF	2,672
Dorsey Wright Consumer Staples Momentum ETF	823
Dorsey Wright Energy Momentum ETF	844
Dorsey Wright Financial Momentum ETF	398
Dorsey Wright Healthcare Momentum ETF	12,239
Dorsey Wright Industrials Momentum ETF	6,471
Dorsey Wright Technology Momentum ETF	39,002
Dorsey Wright Utilities Momentum ETF	826
NASDAQ Internet ETF	4,003

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

43

investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.

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Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. NASDAQ Internet ETF is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for NASDAQ Internet ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, NASDAQ Internet ETF accrues daily and pays monthly to the Adviser, as compensation for its services, an annual unitary management fee of 0.60% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of NASDAQ Internet ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except NASDAQ Internet ETF), pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except NASDAQ Internet ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least

45

August 31, 2028. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Dorsey Wright Basic Materials Momentum ETF	$131,970
Dorsey Wright Consumer Cyclicals Momentum ETF	114,663
Dorsey Wright Consumer Staples Momentum ETF	152,220
Dorsey Wright Energy Momentum ETF	122,541
Dorsey Wright Financial Momentum ETF	101,168
Dorsey Wright Healthcare Momentum ETF	160,976
Dorsey Wright Industrials Momentum ETF	333,027
Dorsey Wright Technology Momentum ETF	342,654
Dorsey Wright Utilities Momentum ETF	135,637
NASDAQ Internet ETF	234
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2026 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/27	4/30/28	4/30/29
Dorsey Wright Basic Materials Momentum ETF	$373,395	$136,622	$104,982	$131,791
Dorsey Wright Consumer Cyclicals Momentum ETF	307,840	73,699	119,600	114,541
Dorsey Wright Consumer Staples Momentum ETF	399,295	122,702	124,541	152,052
Dorsey Wright Energy Momentum ETF	376,667	138,515	115,755	122,397
Dorsey Wright Financial Momentum ETF	228,408	38,285	89,083	101,040
Dorsey Wright Healthcare Momentum ETF	485,707	158,255	166,728	160,724
Dorsey Wright Industrials Momentum ETF	654,780	30,385	291,750	332,645
Dorsey Wright Technology Momentum ETF	992,477	265,022	385,254	342,201
Dorsey Wright Utilities Momentum ETF	330,084	90,519	104,038	135,527
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

46

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright Basic Materials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Cyclicals Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Consumer Staples Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Energy Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Financial Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Healthcare Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Industrials Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Technology Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Utilities Momentum ETF	Dorsey Wright & Associates, LLC
NASDAQ Internet ETF	Nasdaq, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for NASDAQ Internet ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright Basic Materials Momentum ETF	$24,026
Dorsey Wright Consumer Cyclicals Momentum ETF	14,845
Dorsey Wright Consumer Staples Momentum ETF	18,112
Dorsey Wright Energy Momentum ETF	19,690
Dorsey Wright Financial Momentum ETF	18,840
Dorsey Wright Healthcare Momentum ETF	90,327
Dorsey Wright Industrials Momentum ETF	46,788
Dorsey Wright Technology Momentum ETF	180,414
Dorsey Wright Utilities Momentum ETF	13,320
NASDAQ Internet ETF	6,353
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

47

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$102,625,255	$-	$-	$102,625,255
Money Market Funds	240,911	5,312,371	-	5,553,282
Total Investments	$102,866,166	$5,312,371	$-	$108,178,537
Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,269,473	$-	$-	$23,269,473
Money Market Funds	124,334	4,301,716	-	4,426,050
Total Investments	$23,393,807	$4,301,716	$-	$27,695,523
Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,051,976	$-	$-	$84,051,976
Money Market Funds	195,999	12,833,883	-	13,029,882
Total Investments	$84,247,975	$12,833,883	$-	$97,081,858
Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,566,020	$-	$-	$84,566,020
Money Market Funds	202,504	15,092,001	-	15,294,505
Total Investments	$84,768,524	$15,092,001	$-	$99,860,525
Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,682,215	$-	$-	$33,682,215
Money Market Funds	139,186	6,078,489	-	6,217,675
Total Investments	$33,821,401	$6,078,489	$-	$39,899,890
Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$120,798,600	$-	$-	$120,798,600
Money Market Funds	322,236	38,384,269	-	38,706,505
Total Investments	$121,120,836	$38,384,269	$-	$159,505,105
Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$403,390,589	$-	$-	$403,390,589
Money Market Funds	313,493	44,696,865	-	45,010,358
Total Investments	$403,704,082	$44,696,865	$-	$448,400,947
Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$581,494,403	$-	$-	$581,494,403
Money Market Funds	758,260	78,994,530	-	79,752,790
Total Investments	$582,252,663	$78,994,530	$-	$661,247,193
Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,254,343	$-	$-	$78,254,343
Money Market Funds	129,124	8,868,078	-	8,997,202
Total Investments	$78,383,467	$8,868,078	$-	$87,251,545
NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$558,489,461	$-	$-	$558,489,461
Money Market Funds	384,278	23,033,819	-	23,418,097
Total Investments	$558,873,739	$23,033,819	$-	$581,907,558

48

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
Dorsey Wright Basic Materials Momentum ETF	$420,224	$636,031
Dorsey Wright Consumer Cyclicals Momentum ETF	58,870	-
Dorsey Wright Consumer Staples Momentum ETF	805,573	574,678
Dorsey Wright Energy Momentum ETF	762,741	1,081,146
Dorsey Wright Financial Momentum ETF	358,981	1,981,604
Dorsey Wright Healthcare Momentum ETF	3,785,596	83,222
Dorsey Wright Industrials Momentum ETF	618,551	1,198,981
Dorsey Wright Technology Momentum ETF	43,046	1,111,988
Dorsey Wright Utilities Momentum ETF	1,248,737	1,169,663
NASDAQ Internet ETF	134,910	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Dorsey Wright Basic Materials Momentum ETF	$-	$(85,851)	$30,084,697	$(103,905,878)	$-	$176,605,053	$102,698,021
Dorsey Wright Consumer Cyclicals Momentum ETF	18,262	(80,686)	2,296,311	(88,796,340)	-	109,838,559	23,276,106
Dorsey Wright Consumer Staples Momentum ETF	-	(87,532)	17,902,103	(126,193,104)	-	192,455,357	84,076,824
Dorsey Wright Energy Momentum ETF	-	(94,740)	16,876,635	(208,933,627)	-	276,785,988	84,634,256
Dorsey Wright Financial Momentum ETF	59,486	(77,338)	3,208,240	(51,080,755)	-	81,602,871	33,712,504
Dorsey Wright Healthcare Momentum ETF	-	(97,652)	12,814,188	(323,050,130)	-	431,241,980	120,908,386
Dorsey Wright Industrials Momentum ETF	-	(88,672)	109,337,157	(169,697,943)	(346,904)	464,102,994	403,306,632
Dorsey Wright Technology Momentum ETF	-	(89,022)	168,855,899	(349,324,144)	(966,971)	763,276,915	581,752,677
Dorsey Wright Utilities Momentum ETF	8,270	(81,520)	9,128,218	(31,425,010)	-	100,647,913	78,277,871
NASDAQ Internet ETF	-	-	59,097,531	(155,069,829)	(587,294)	655,168,933	558,609,341
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright Basic Materials Momentum ETF	$91,545,424	$12,360,454	$103,905,878
Dorsey Wright Consumer Cyclicals Momentum ETF	88,796,340	-	88,796,340
Dorsey Wright Consumer Staples Momentum ETF	122,769,762	3,423,342	126,193,104
Dorsey Wright Energy Momentum ETF	175,055,187	33,878,440	208,933,627
Dorsey Wright Financial Momentum ETF	51,080,755	-	51,080,755
Dorsey Wright Healthcare Momentum ETF	323,050,130	-	323,050,130
Dorsey Wright Industrials Momentum ETF	169,697,943	-	169,697,943
Dorsey Wright Technology Momentum ETF	349,324,144	-	349,324,144
Dorsey Wright Utilities Momentum ETF	26,475,463	4,949,547	31,425,010
NASDAQ Internet ETF	57,091,376	97,978,453	155,069,829

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

49

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright Basic Materials Momentum ETF	$63,116,356	$63,194,727
Dorsey Wright Consumer Cyclicals Momentum ETF	60,084,225	60,045,193
Dorsey Wright Consumer Staples Momentum ETF	74,209,734	74,129,204
Dorsey Wright Energy Momentum ETF	52,599,070	52,629,115
Dorsey Wright Financial Momentum ETF	88,360,522	88,084,115
Dorsey Wright Healthcare Momentum ETF	269,284,419	272,919,668
Dorsey Wright Industrials Momentum ETF	590,926,004	575,868,659
Dorsey Wright Technology Momentum ETF	939,401,383	938,263,958
Dorsey Wright Utilities Momentum ETF	35,709,439	35,659,881
NASDAQ Internet ETF	127,047,770	128,920,740
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright Basic Materials Momentum ETF	$33,178,049	$5,993,674
Dorsey Wright Consumer Cyclicals Momentum ETF	25,176,747	57,128,058
Dorsey Wright Consumer Staples Momentum ETF	13,202,491	23,228,815
Dorsey Wright Energy Momentum ETF	32,100,285	17,042,438
Dorsey Wright Financial Momentum ETF	29,297,709	61,999,309
Dorsey Wright Healthcare Momentum ETF	29,162,715	40,115,645
Dorsey Wright Industrials Momentum ETF	356,057,559	470,148,532
Dorsey Wright Technology Momentum ETF	502,336,162	542,425,678
Dorsey Wright Utilities Momentum ETF	32,163,076	34,882,717
NASDAQ Internet ETF	27,500,465	328,130,623
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Dorsey Wright Basic Materials Momentum ETF	$30,684,937	$(600,240)	$30,084,697	$78,093,840
Dorsey Wright Consumer Cyclicals Momentum ETF	2,686,955	(390,644)	2,296,311	25,399,212
Dorsey Wright Consumer Staples Momentum ETF	18,285,992	(383,889)	17,902,103	79,179,755
Dorsey Wright Energy Momentum ETF	17,346,002	(469,367)	16,876,635	82,983,890
Dorsey Wright Financial Momentum ETF	3,726,169	(517,929)	3,208,240	36,691,650
Dorsey Wright Healthcare Momentum ETF	17,253,036	(4,438,848)	12,814,188	146,690,917
Dorsey Wright Industrials Momentum ETF	113,016,946	(3,679,789)	109,337,157	339,063,790
Dorsey Wright Technology Momentum ETF	174,517,180	(5,661,281)	168,855,899	492,391,294
Dorsey Wright Utilities Momentum ETF	9,791,178	(662,960)	9,128,218	78,123,327
NASDAQ Internet ETF	152,802,106	(93,704,575)	59,097,531	522,810,027

50

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions and redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dorsey Wright Basic Materials Momentum ETF	$10,555	$(1,734,316)	$1,723,761
Dorsey Wright Consumer Cyclicals Momentum ETF	1	(4,791,591)	4,791,590
Dorsey Wright Consumer Staples Momentum ETF	10,502	(5,786,157)	5,775,655
Dorsey Wright Energy Momentum ETF	73,639	(2,514,772)	2,441,133
Dorsey Wright Financial Momentum ETF	-	(8,482,020)	8,482,020
Dorsey Wright Healthcare Momentum ETF	4,220,607	(10,571,428)	6,350,821
Dorsey Wright Industrials Momentum ETF	633,874	(116,980,434)	116,346,560
Dorsey Wright Technology Momentum ETF	369,708	(128,779,856)	128,410,148
Dorsey Wright Utilities Momentum ETF	-	(5,988,012)	5,988,012
NASDAQ Internet ETF	2,054,254	(128,621,563)	126,567,309
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for NASDAQ Internet ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

51

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF, Invesco Dorsey Wright Utilities Momentum ETF and Invesco NASDAQ Internet ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Dorsey Wright Basic Materials Momentum ETF, Invesco Dorsey Wright Consumer Cyclicals Momentum ETF, Invesco Dorsey Wright Consumer Staples Momentum ETF, Invesco Dorsey Wright Energy Momentum ETF, Invesco Dorsey Wright Financial Momentum ETF, Invesco Dorsey Wright Healthcare Momentum ETF, Invesco Dorsey Wright Industrials Momentum ETF, Invesco Dorsey Wright Technology Momentum ETF, Invesco Dorsey Wright Utilities Momentum ETF and Invesco NASDAQ Internet ETF (ten of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

52

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco Dorsey Wright Basic Materials Momentum ETF	0%	100%	100%	0%	0%	0%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	0%	100%	100%	0%	0%	2%
Invesco Dorsey Wright Consumer Staples Momentum ETF	0%	100%	100%	0%	0%	0%
Invesco Dorsey Wright Energy Momentum ETF	0%	100%	100%	0%	0%	0%
Invesco Dorsey Wright Financial Momentum ETF	0%	100%	100%	0%	0%	0%
Invesco Dorsey Wright Healthcare Momentum ETF	0%	10%	11%	0%	0%	0%
Invesco Dorsey Wright Industrials Momentum ETF	0%	0%	0%	0%	0%	0%
Invesco Dorsey Wright Technology Momentum ETF	0%	0%	0%	0%	0%	0%
Invesco Dorsey Wright Utilities Momentum ETF	0%	100%	100%	0%	0%	0%
Invesco NASDAQ Internet ETF	0%	0%	0%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

53

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

54

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

55

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

56

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

57

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded

58

Approval of Investment Advisory Contracts—(continued)
that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.29%

59

Approval of Investment Advisory Contracts—(continued)
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.40%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.50%
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), at least until August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%

60

Approval of Investment Advisory Contracts—(continued)
Fund	Expense Cap
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.39%
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.50%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.60%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds, except for Invesco WilderHill Clean Energy ETF, were lower than the median net advisory fees of their open-end actively-managed peer funds and that the contractual advisory fee for Invesco WilderHill Clean Energy ETF was equal to the median net advisory fee of its open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X

61

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF	X		X

62

Approval of Investment Advisory Contracts—(continued)
*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X

63

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s, Invesco Dorsey Wright Financial Momentum ETF’s, Invesco Large Cap Value ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF and Invesco S&P 500® Quality ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

64

Approval of Investment Advisory Contracts—(continued)
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

65

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

66

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SEC-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
PPA	Invesco Aerospace & Defense ETF
UPGD	Invesco Bloomberg Analyst Rating Improvers ETF
PDP	Invesco Dorsey Wright Momentum ETF
PSP	Invesco Global Listed Private Equity ETF
PGJ	Invesco Golden Dragon China ETF
ERTH	Invesco MSCI Sustainable Future ETF
PBP	Invesco S&P 500 BuyWrite ETF
SPHQ	Invesco S&P 500® Quality ETF
CSD	Invesco S&P Spin-Off ETF
PHO	Invesco Water Resources ETF
PBW	Invesco WilderHill Clean Energy ETF

2

Invesco Aerospace & Defense ETF (PPA)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-74.14%
AAR Corp.(b)(c)	284,015	$31,346,736
AeroVironment, Inc.(b)(c)	358,329	69,881,322
AIRO Group Holdings, Inc.(b)(c)	224,192	1,712,827
Axon Enterprise, Inc.(b)(c)	333,766	134,093,828
Boeing Co. (The)(b)	3,188,863	730,345,293
BWX Technologies, Inc.(c)	452,300	97,873,197
Cadre Holdings, Inc.(c)	254,018	7,531,634
CAE, Inc. (Canada)(b)	2,299,973	60,052,295
Curtiss-Wright Corp.	192,481	138,624,816
Ducommun, Inc.(b)(c)	105,999	15,044,438
Elbit Systems Ltd. (Israel)(c)	341,675	286,781,494
Firefly Aerospace, Inc.(b)(c)	549,566	19,014,984
General Dynamics Corp.	1,053,016	362,553,409
General Electric Co.(c)	2,170,209	629,208,695
HEICO Corp.(c)	366,143	98,829,319
Hexcel Corp.(c)	551,309	51,751,376
Howmet Aerospace, Inc.	1,377,502	334,788,086
Huntington Ingalls Industries, Inc.(c)	277,441	101,068,982
Karman Holdings, Inc.(b)(c)	655,970	44,592,841
Kratos Defense & Security Solutions, Inc.(b)(c)	1,273,151	80,272,170
L3Harris Technologies, Inc.	941,149	301,685,312
Leonardo DRS, Inc.(c)	1,701,321	69,124,672
Loar Holdings, Inc.(b)(c)	417,462	23,427,967
Lockheed Martin Corp.(c)	988,591	512,060,480
Mercury Systems, Inc.(b)(c)	446,242	35,212,956
Moog, Inc., Class A	164,435	49,545,910
Northrop Grumman Corp.	616,182	357,065,145
Redwire Corp.(b)(c)	1,376,879	12,653,518
Rocket Lab Corp.(b)(c)	2,691,513	222,076,738
RTX Corp.	3,247,611	571,806,869
StandardAero, Inc.(b)(c)	2,338,418	58,133,071
Textron, Inc.	1,025,945	98,449,682
TransDigm Group, Inc.	181,109	210,082,818
V2X, Inc.(b)	207,386	14,062,845
Voyager Technologies, Inc., Class A(b)(c)	297,493	7,856,790
Woodward, Inc.	284,005	103,090,975
		5,941,703,490
Communications Equipment-0.70%
Viasat, Inc.(b)(c)	844,571	55,665,675
Diversified Telecommunication Services-0.12%
Iridium Communications, Inc.(c)	244,286	9,544,254
Electrical Equipment-2.35%
Eaton Corp. PLC	435,446	188,552,472
Electronic Equipment, Instruments & Components-5.43%
Amphenol Corp., Class A	1,271,594	187,267,649
Keysight Technologies, Inc.(b)	233,008	81,531,829
nLight, Inc.(b)	272,738	19,050,749
OSI Systems, Inc.(b)(c)	88,727	25,457,551
Teledyne Technologies, Inc.(b)(c)	106,387	68,710,044
TTM Technologies, Inc.(b)	336,590	53,255,270
		435,273,092
	Shares	Value
Industrial Conglomerates-4.39%
Honeywell International, Inc.	1,640,235	$351,551,568
Machinery-4.04%
Oshkosh Corp.(c)	155,289	24,271,670
Parker-Hannifin Corp.	329,671	299,809,401
		324,081,071
Metals & Mining-2.71%
ATI, Inc.(b)(c)	700,958	108,970,931
Carpenter Technology Corp.	253,028	108,346,589
		217,317,520
Professional Services-4.90%
Amentum Holdings, Inc.(b)(c)	1,168,849	30,658,909
BlackSky Technology, Inc.(b)(c)	258,471	9,170,551
Booz Allen Hamilton Holding Corp.(c)	671,683	52,236,787
CACI International, Inc., Class A(b)(c)	137,376	71,372,327
KBR, Inc.	666,040	24,969,840
Leidos Holdings, Inc.	539,888	80,562,087
Parsons Corp.(b)(c)	334,188	16,846,417
Planet Labs PBC(b)(c)	2,271,739	83,986,191
Science Applications International Corp.(c)	239,736	23,199,253
		393,002,362
Software-1.23%
Palantir Technologies, Inc., Class A(b)	708,902	98,615,357
Total Common Stocks & Other Equity Interests (Cost $5,771,345,669)		8,015,306,861

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $2,638,597)	2,638,597	2,638,597
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $5,773,984,266)		8,017,945,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.83%
Invesco Private Government Fund, 3.63%(d)(e)(f)	152,082,041	152,082,041
Invesco Private Prime Fund, 3.78%(d)(e)(f)	394,734,923	394,774,396
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $546,863,860)		546,856,437
TOTAL INVESTMENTS IN SECURITIES-106.87% (Cost $6,320,848,126)		8,564,801,895
OTHER ASSETS LESS LIABILITIES-(6.87)%		(550,450,593)
NET ASSETS-100.00%		$8,014,351,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Aerospace & Defense ETF (PPA)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,020,998	$62,597,759	$(61,980,160)	$-	$-	$2,638,597	$135,816
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	96,657,557	1,232,960,015	(1,177,535,531)	-	-	152,082,041	4,012,178 *
Invesco Private Prime Fund	246,374,175	1,958,667,396	(1,810,214,423)	10,294	(63,046)	394,774,396	10,799,429 *
Total	$345,052,730	$3,254,225,170	$(3,049,730,114)	$10,294	$(63,046)	$549,495,034	$14,947,423

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-17.37%
Airbnb, Inc., Class A(b)	18,380	$2,579,817
Best Buy Co., Inc.	34,136	2,064,887
Dick’s Sporting Goods, Inc.(c)	11,262	2,555,573
Ford Motor Co.	164,913	1,992,149
Hilton Worldwide Holdings, Inc.	7,231	2,343,350
Marriott International, Inc., Class A	6,416	2,320,603
Tractor Supply Co.	43,472	1,525,867
Williams-Sonoma, Inc.	10,675	1,934,417
Yum! Brands, Inc.	14,020	2,238,293
		19,554,956
Consumer Staples-13.99%
Church & Dwight Co., Inc.	22,246	2,159,197
Estee Lauder Cos., Inc. (The), Class A	20,466	1,569,947
Hershey Co. (The)	10,287	1,910,707
Hormel Foods Corp.	93,302	2,003,194
Kimberly-Clark Corp.	20,783	2,045,670
McCormick & Co., Inc.	32,620	1,658,401
Monster Beverage Corp.(b)	27,459	2,116,265
Tyson Foods, Inc., Class A	35,710	2,287,940
		15,751,321
Financials-1.97%
Jack Henry & Associates, Inc.	14,387	2,212,001
Health Care-5.86%
Bristol-Myers Squibb Co.	38,239	2,316,901
Mettler-Toledo International, Inc.(b)	1,660	2,119,173
Waters Corp.(b)	6,974	2,156,570
		6,592,644
Industrials-32.20%
Allegion PLC	14,048	1,931,319
C.H. Robinson Worldwide, Inc.	12,289	2,234,263
Caterpillar, Inc.	3,037	2,703,264
Cintas Corp.	11,629	2,031,703
Cummins, Inc.	3,853	2,585,402
Deere & Co.	3,850	2,270,999
Expeditors International of Washington, Inc.	15,270	2,258,280
Fastenal Co.	49,675	2,231,898
General Dynamics Corp.	6,535	2,250,001
Hubbell, Inc.	4,373	2,222,227
Lennox International, Inc.	4,124	2,205,886
Old Dominion Freight Line, Inc.	11,785	2,503,488
Otis Worldwide Corp.	24,620	1,917,406
PACCAR, Inc.	18,248	2,167,862
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	5,942	$2,278,163
Trane Technologies PLC	4,971	2,448,416
		36,240,577
Information Technology-20.50%
Cloudflare, Inc., Class A(b)	11,931	2,445,497
Cognizant Technology Solutions Corp., Class A	34,187	1,808,492
F5, Inc.(b)	8,225	2,664,077
Intel Corp.(b)	50,243	4,746,959
International Business Machines Corp.	8,758	2,022,923
NetApp, Inc.	22,543	2,497,088
Palantir Technologies, Inc., Class A(b)	16,871	2,346,925
Super Micro Computer, Inc.(b)(c)	76,878	2,106,457
Zoom Communications, Inc., Class A(b)	25,066	2,435,162
		23,073,580
Materials-1.81%
Packaging Corp. of America	9,555	2,039,515
Utilities-6.25%
American Electric Power Co., Inc.	17,946	2,460,576
Public Service Enterprise Group, Inc.	27,075	2,210,944
WEC Energy Group, Inc.	20,085	2,368,825
		7,040,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $105,718,252)		112,504,939
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.97%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,241,009	1,241,009
Invesco Private Prime Fund, 3.78%(d)(e)(f)	3,224,456	3,224,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,465,822)		4,465,787
TOTAL INVESTMENTS IN SECURITIES-103.92% (Cost $110,184,074)		116,970,726
OTHER ASSETS LESS LIABILITIES-(3.92)%		(4,416,960)
NET ASSETS-100.00%		$112,553,766

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$99,437	$3,189,295	$(3,288,732)	$-	$-	$-	$2,074
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,821,775	44,348,860	(45,929,626)	-	-	1,241,009	57,660 *
Invesco Private Prime Fund	5,059,744	109,663,680	(111,498,429)	(35)	(182)	3,224,778	154,843 *
Total	$7,980,956	$157,201,835	$(160,716,787)	$(35)	$(182)	$4,465,787	$214,577

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Momentum ETF (PDP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.85%
Alphabet, Inc., Class A	59,976	$23,078,765
AST SpaceMobile, Inc.(b)(c)	97,457	7,202,072
Netflix, Inc.(b)	123,664	11,576,187
		41,857,024
Consumer Discretionary-5.57%
Burlington Stores, Inc.(b)(c)	24,035	7,691,440
Expedia Group, Inc.	31,162	7,739,706
Garmin Ltd.	36,040	9,051,086
General Motors Co.	101,923	7,836,859
Hilton Worldwide Holdings, Inc.	26,894	8,715,539
Marriott International, Inc., Class A	25,118	9,084,929
Ralph Lauren Corp.	27,613	9,903,126
Tapestry, Inc.	94,534	13,711,211
Williams-Sonoma, Inc.(c)	44,407	8,046,993
		81,780,889
Consumer Staples-5.01%
Casey’s General Stores, Inc.	14,490	11,912,954
Coca-Cola Consolidated, Inc.	36,464	7,477,672
Costco Wholesale Corp.	22,547	22,874,608
Sprouts Farmers Market, Inc.(b)	120,915	9,896,893
US Foods Holding Corp.(b)	137,825	12,885,259
Walmart, Inc.	65,416	8,630,333
		73,677,719
Energy-6.63%
Antero Midstream Corp.	711,216	15,547,182
Baker Hughes Co., Class A	121,310	8,451,668
DT Midstream, Inc.	60,317	8,926,313
Occidental Petroleum Corp.	127,844	7,744,789
Ovintiv, Inc.	129,016	7,940,935
Targa Resources Corp.	147,916	38,469,993
Williams Cos., Inc. (The)(c)	135,886	10,369,461
		97,450,341
Financials-3.80%
Bank of New York Mellon Corp. (The)	65,648	8,821,122
Cboe Global Markets, Inc.	27,443	8,235,370
Goldman Sachs Group, Inc. (The)	10,384	9,592,428
Interactive Brokers Group, Inc., Class A	155,965	12,399,217
JPMorgan Chase & Co.	25,369	7,946,332
Popular, Inc.	59,109	8,885,856
		55,880,325
Health Care-6.90%
Cardinal Health, Inc.	50,913	9,820,099
Cencora, Inc.	24,005	7,393,780
Ensign Group, Inc. (The)	75,912	14,172,011
Exelixis, Inc.(b)	177,297	7,882,625
Gilead Sciences, Inc.	53,622	7,015,903
McKesson Corp.	15,789	12,871,193
Moderna, Inc.(b)(c)	166,147	7,632,793
Roivant Sciences Ltd.(b)	322,571	9,202,951
Tenet Healthcare Corp.(b)	95,615	16,935,329
United Therapeutics Corp.(b)	14,744	8,423,984
		101,350,668
	Shares	Value
Industrials-43.02%
AMETEK, Inc.	41,957	$9,880,874
API Group Corp.(b)	432,004	19,751,223
ATI, Inc.(b)	195,437	30,382,636
Bloom Energy Corp., Class A(b)	49,650	14,068,824
BWX Technologies, Inc.	56,174	12,155,492
C.H. Robinson Worldwide, Inc.(c)	44,856	8,155,269
CACI International, Inc., Class A(b)(c)	12,140	6,307,216
Carpenter Technology Corp.	76,056	32,567,179
Caterpillar, Inc.	19,140	17,036,705
Clean Harbors, Inc.(b)	41,637	13,019,057
Comfort Systems USA, Inc.	25,560	47,036,790
Cummins, Inc.	14,148	9,493,449
Curtiss-Wright Corp.	23,518	16,937,664
Dycom Industries, Inc.(b)	27,492	11,384,437
EMCOR Group, Inc.	26,762	23,862,873
Ferguson Enterprises, Inc.	34,034	9,111,242
GE Vernova, Inc.	22,425	24,296,590
General Electric Co.	38,181	11,069,817
Howmet Aerospace, Inc.	119,489	29,040,607
Hubbell, Inc.	18,838	9,572,906
ITT, Inc.	39,777	8,525,802
Johnson Controls International PLC	56,968	8,319,037
Leonardo DRS, Inc.	328,874	13,362,151
MasTec, Inc.(b)	53,220	20,971,341
Mueller Industries, Inc.	153,585	20,800,017
Nextpower, Inc., Class A(b)(c)	97,431	11,606,955
Parker-Hannifin Corp.	12,143	11,043,087
Quanta Services, Inc.	49,147	35,767,712
RBC Bearings, Inc.(b)	16,243	9,731,019
RTX Corp.	38,379	6,757,391
SPX Technologies, Inc.(b)	49,004	10,727,466
Sterling Infrastructure, Inc.(b)(c)	33,727	17,390,316
Trane Technologies PLC	56,037	27,600,464
Vertiv Holdings Co., Class A	51,405	16,886,028
W.W. Grainger, Inc.	25,240	29,312,474
Westinghouse Air Brake Technologies Corp.	34,651	9,351,958
Woodward, Inc.	28,217	10,242,489
XPO, Inc.(b)(c)	39,099	8,606,863
		632,133,420
Information Technology-22.40%
Amphenol Corp., Class A	294,604	43,386,331
Apple, Inc.	161,240	43,752,474
Applied Materials, Inc.	64,400	25,405,156
Ciena Corp.(b)	56,467	29,790,860
Circle Internet Group, Inc.(b)(c)	70,647	6,420,399
Cloudflare, Inc., Class A(b)(c)	58,164	11,921,875
Entegris, Inc.	63,810	9,021,458
Jabil, Inc.	68,567	23,140,677
Lam Research Corp.	67,552	17,418,959
Micron Technology, Inc.	42,884	22,177,889
Monolithic Power Systems, Inc.	7,214	11,646,354
Motorola Solutions, Inc.	16,070	7,055,212
Seagate Technology Holdings PLC	43,236	29,125,499
Teradyne, Inc.	41,625	14,296,939
Western Digital Corp.	79,680	34,622,553
		329,182,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
April 30, 2026
	Shares	Value
Materials-2.44%
Albemarle Corp.	58,273	$11,462,299
Alcoa Corp.	137,392	8,764,236
CF Industries Holdings, Inc.	59,137	7,344,815
Solstice Advanced Materials, Inc.	100,416	8,229,091
		35,800,441
Real Estate-1.32%
Iron Mountain, Inc.	81,427	10,258,988
Welltower, Inc.	41,831	9,091,549
		19,350,537
Total Common Stocks & Other Equity Interests (Cost $1,114,622,168)		1,468,463,999
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $1,796,015)	1,796,015	1,796,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,116,418,183)		1,470,260,014
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.53%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,246,832	$6,246,832
Invesco Private Prime Fund, 3.78%(d)(e)(f)	16,234,901	16,236,524
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,483,488)		22,483,356
TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $1,138,901,671)		1,492,743,370
OTHER ASSETS LESS LIABILITIES-(1.59)%		(23,377,337)
NET ASSETS-100.00%		$1,469,366,033

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$-	$7,515,710	$(6,965,831)	$-	$(549,879)	$-	$59,075
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	688,015	17,995,971	(16,887,971)	-	-	1,796,015	42,618
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,934,378	391,795,768	(395,483,314)	-	-	6,246,832	718,550 *
Invesco Private Prime Fund	25,842,465	736,845,196	(746,446,127)	208	(5,218)	16,236,524	1,934,461 *
Total	$36,464,858	$1,154,152,645	$(1,165,783,243)	$208	$(555,097)	$24,279,371	$2,754,704

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Listed Private Equity ETF (PSP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-91.15%
Capital Markets-70.63%
3i Group PLC (United Kingdom)	303,806	$10,550,945
Alaris Equity Partners Income (Canada)	75,468	1,249,206
Ares Capital Corp.(b)	425,216	8,147,139
Blackstone Secured Lending Fund(b)	77,206	1,914,709
Blackstone, Inc., Class A	105,240	13,216,039
Blue Owl Capital Corp., BDC(b)	213,777	2,505,466
Blue Owl Capital, Inc.(b)	1,051,055	10,247,786
Blue Owl Technology Finance Corp.(b)	207,441	2,360,679
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,358,774	4,605,684
Capital Southwest Corp., BDC(b)	27,638	663,312
Carlyle Group, Inc. (The)(b)	150,424	7,531,730
Chrysalis Investments Ltd. (Guernsey)(d)	1,051,901	1,234,644
CVC Capital Partners PLC (Luxembourg)(b)(c)	763,973	11,621,661
EQT AB (Sweden)(b)	374,901	12,207,908
Fairfax India Holdings Corp. (India)(c)(d)	141,738	2,496,006
FS KKR Capital Corp., BDC(b)	114,674	1,290,082
Georgia Capital PLC (Georgia)(d)	38,312	2,038,267
Gimv N.V. (Belgium)(b)	68,163	3,838,862
Gladstone Investment Corp.	45,409	754,243
Goldman Sachs BDC, Inc., BDC(b)	65,563	644,484
Golub Capital BDC, Inc.(b)	101,155	1,385,823
Hamilton Lane, Inc., Class A	51,766	4,761,954
Hercules Capital, Inc.(b)	82,503	1,324,173
Integral Corp. (Japan)(b)	58,614	1,381,746
IP Group PLC (United Kingdom)(d)	1,840,867	1,516,555
JAFCO Group Co. Ltd. (Japan)	120,287	1,652,241
KKR & Co., Inc., Class A	127,208	13,272,883
Main Street Capital Corp.(b)	42,741	2,386,657
Molten Ventures PLC (United Kingdom)(d)	405,652	3,094,570
Mutares SE & Co. KGaA (Germany)(b)	35,084	1,015,732
Oaktree Specialty Lending Corp.(b)	53,490	675,044
Onex Corp. (Canada)	105,979	8,911,393
Partners Group Holding AG (Switzerland)	11,053	12,006,101
Patria Investments Ltd., Class A (Cayman Islands)(b)	153,628	1,983,337
Ratos AB, Class B (Sweden)	625,112	2,217,057
Ridgepost Capital, Inc., Class A(b)	79,504	630,467
Seraphim Space Investment Trust PLC (United Kingdom)(d)	345,879	946,484
Sixth Street Specialty Lending, Inc.(b)	33,441	655,444
StepStone Group, Inc., Class A(b)	120,812	6,390,955
STIC Investments, Inc. (South Korea)(d)	84,175	576,433
SuRo Capital Corp.(b)	68,956	922,631
TPG, Inc.	269,747	11,766,364
Trinity Capital, Inc., BDC(b)	41,115	682,920
Woori Technology Investment Co. Ltd. (South Korea)(d)	127,226	567,136
		179,842,952
Consumer Staples Distribution & Retail-1.99%
Sonae SGPS S.A. (Portugal)	2,217,209	5,074,164
Diversified Consumer Services-1.77%
Graham Holdings Co., Class B	4,015	4,506,877
	Shares	Value
Financial Services-14.93%
Compass Diversified Holdings(b)	193,687	$2,287,444
Eurazeo SE (France)	127,105	6,933,766
HAL Trust (Netherlands)	52,573	10,521,422
Kinnevik AB, Class B (Sweden)(b)(d)	545,403	3,134,242
Sofina S.A. (Belgium)(b)	37,184	9,516,027
Wendel SE (France)	56,746	5,620,309
		38,013,210
Industrial Conglomerates-1.83%
Brookfield Business Corp. (Canada)	74,095	2,520,460
Italmobiliare S.p.A. (Italy)(b)	62,879	2,147,282
		4,667,742
Total Common Stocks & Other Equity Interests (Cost $235,649,605)		232,104,945

Closed-End Funds-8.63%
Destiny Tech100, Inc.(b)(d)	46,062	1,499,779
HBM Healthcare Investments AG (Switzerland)	8,768	2,635,236
HgCapital Trust PLC (United Kingdom)(b)	913,122	4,597,660
NB Private Equity Partners Ltd. (Guernsey)(b)	63,236	1,160,866
Oakley Capital Investments Ltd. (Bermuda)	372,703	2,420,209
Pantheon International PLC (United Kingdom)(d)	795,171	4,055,783
Partners Group Private Equity Ltd. (Guernsey)	110,050	1,083,717
Schiehallion Fund Ltd. (The) (Guernsey)(c)(d)	1,679,512	3,371,829
Syncona Ltd. (United Kingdom)(d)	954,896	1,135,044
Total Closed-End Funds (Cost $20,376,866)		21,960,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $256,026,471)		254,065,068
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.89%
Invesco Private Government Fund, 3.63%(e)(f)(g)	22,471,611	22,471,611
Invesco Private Prime Fund, 3.78%(e)(f)(g)	58,738,664	58,744,538
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,222,216)		81,216,149
TOTAL INVESTMENTS IN SECURITIES-131.67% (Cost $337,248,687)		335,281,217
OTHER ASSETS LESS LIABILITIES-(31.67)%		(80,648,043)
NET ASSETS-100.00%		$254,633,174

Investment Abbreviations:
BDC	-Business Development Company

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Listed Private Equity ETF (PSP)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $22,095,180, which represented 8.68% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,161,161	$(18,161,161)	$-	$-	$-	$8,367
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,792,924	177,517,355	(174,838,668)	-	-	22,471,611	768,750 *
Invesco Private Prime Fund	51,480,411	337,336,672	(330,063,940)	(3,359)	(5,246)	58,744,538	2,074,861 *
Total	$71,273,335	$533,015,188	$(523,063,769)	$(3,359)	$(5,246)	$81,216,149	$2,851,978

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	11.99%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Golden Dragon China ETF (PGJ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.72%
Communication Services-21.53%
Autohome, Inc., ADR	48,504	$903,629
Baidu, Inc., ADR(b)(c)	77,072	9,751,920
Bilibili, Inc., ADR(b)(c)	84,526	1,862,108
Hello Group, Inc., ADR	124,623	777,648
HUYA, Inc., ADR(c)	67,901	213,209
iQIYI, Inc., ADR(b)	376,749	444,564
LZ Technology Holdings Ltd., B Shares(b)(c)	92,712	9,623
NetEase, Inc., ADR	56,535	6,643,428
Sohu.com Ltd., ADR(b)(c)	19,133	294,648
So-Young International, Inc., ADR(b)(c)	57,257	172,916
Tencent Music Entertainment Group, ADR	328,740	3,014,546
Weibo Corp., ADR(c)	58,677	493,474
Zhihu, Inc., ADR(b)	30,390	97,248
		24,678,961
Consumer Discretionary-53.34%
Alibaba Group Holding Ltd., ADR	66,610	8,784,527
Atour Lifestyle Holdings Ltd., ADR	69,469	2,656,494
ATRenew, Inc., ADR	100,050	451,225
Baozun, Inc., ADR(b)	32,668	88,857
Chagee Holdings Ltd., ADR(c)	60,548	672,083
ECARX Holdings, Inc.(b)(c)	222,379	237,945
Gaotu Techedu, Inc., ADR(b)(c)	108,591	203,065
H World Group Ltd., ADR	87,584	4,522,838
Here Group Ltd., ADR(b)(c)	18,734	67,068
Hesai Group, ADR(b)(c)	7,244	164,294
JD.com, Inc., ADR	335,743	10,179,728
Li Auto, Inc., ADR(b)(c)	147,606	2,631,815
MINISO Group Holding Ltd., ADR(c)	22,415	331,518
New Oriental Education & Technology Group, Inc., ADR	73,996	4,046,841
NIO, Inc., ADR(b)(c)	939,012	6,000,287
Niu Technologies, ADR(b)	36,802	114,086
TAL Education Group, ADR(b)	297,642	3,309,779
Uxin Ltd., ADR(b)	33,793	100,027
Vipshop Holdings Ltd., ADR	275,523	3,964,776
WeRide, Inc., ADR(b)(c)	168,876	1,303,723
XPeng, Inc., ADR(b)(c)	155,853	2,540,404
Youdao, Inc., ADR(b)(c)	27,045	317,508
Yum China Holdings, Inc.	174,817	8,469,884
		61,158,772
Consumer Staples-1.33%
DingDong (Cayman) Ltd., ADR(b)(c)	100,668	260,730
RLX Technology, Inc., ADR	505,569	1,117,307
Yatsen Holding Ltd., ADR(b)	51,524	149,935
		1,527,972
Financials-3.51%
FinVolution Group, ADR	138,953	689,207
High Templar Tech Ltd., ADR(b)	143,284	339,583
Jiayin Group, Inc., ADR(c)	12,078	57,008
LexinFintech Holdings Ltd., ADR	106,054	223,774
Lufax Holding Ltd., ADR(b)(c)	200,757	383,446
Noah Holdings Ltd., ADR	29,242	304,409
Qfin Holdings, Inc., ADR	86,269	1,128,399
Up Fintech Holding Ltd., ADR(b)	97,449	643,163
	Shares	Value
Financials-(continued)
Waterdrop, Inc., ADR(c)	111,236	$186,877
X Financial, ADR(c)	14,467	68,284
		4,024,150
Health Care-0.68%
Adagene, Inc., ADR(b)(c)	47,124	173,416
Burning Rock Biotech Ltd., ADR(b)(c)	4,458	75,786
Zai Lab Ltd., ADR(b)(c)	24,621	532,799
		782,001
Industrials-9.97%
BingEx Ltd., ADR(b)	27,765	76,909
EHang Holdings Ltd., ADR(b)(c)	38,725	377,956
Full Truck Alliance Co. Ltd., ADR	466,832	4,038,097
Kanzhun Ltd., ADR	264,631	3,577,811
Texxon Holding Ltd.(b)	15,874	29,526
ZJK Industrial Co. Ltd., A Shares(b)(c)	39,657	108,264
ZKH Group Ltd., ADR(b)(c)	76,870	234,453
ZTO Express (Cayman), Inc., ADR	116,644	2,984,920
		11,427,936
Information Technology-6.31%
Agora, Inc., ADR(b)	52,489	185,811
Canadian Solar, Inc. (Canada)(b)(c)	48,089	735,281
Daqo New Energy Corp., ADR(b)	53,165	1,021,831
GDS Holdings Ltd., ADR(b)(c)	64,778	2,738,814
JinkoSolar Holding Co. Ltd., ADR	27,106	632,925
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	20,613	310,638
Pony AI, Inc., ADR(b)(c)	14,310	141,240
Tuya, Inc., ADR	157,637	362,565
Vnet Group, Inc., ADR(b)(c)	104,991	872,475
Xunlei Ltd., ADR(b)(c)	37,732	229,411
		7,230,991
Real Estate-3.05%
KE Holdings, Inc., ADR(c)	204,119	3,496,558
Total Common Stocks & Other Equity Interests (Cost $158,520,771)		114,327,341

Money Market Funds-0.38%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $437,937)	437,937	437,937
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $158,958,708)		114,765,278
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.91%
Invesco Private Government Fund, 3.63%(d)(e)(f)	9,216,001	9,216,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Golden Dragon China ETF (PGJ)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	23,925,195	$23,927,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,143,814)		33,143,589
TOTAL INVESTMENTS IN SECURITIES-129.01% (Cost $192,102,522)		147,908,867
OTHER ASSETS LESS LIABILITIES-(29.01)%		(33,260,638)
NET ASSETS-100.00%		$114,648,229

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$106,162	$7,640,591	$(7,308,816)	$-	$-	$437,937	$10,248
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,756,612	175,481,658	(170,022,269)	-	-	9,216,001	266,490 *
Invesco Private Prime Fund	9,893,211	341,480,505	(327,442,357)	(225)	(3,546)	23,927,588	725,863 *
Total	$13,755,985	$524,602,754	$(504,773,442)	$(225)	$(3,546)	$33,581,526	$1,002,601

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI Sustainable Future ETF (ERTH)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Automobiles-18.56%
BYD Co. Ltd., A Shares (China)	72,157	$1,094,643
BYD Co. Ltd., H Shares (China)(b)	582,179	7,743,007
Li Auto, Inc., A Shares (China)(b)(c)	276,526	2,433,104
Lucid Group, Inc.(b)(c)	38,467	245,035
NIO, Inc., A shares (China)(b)(c)	410,056	2,645,476
OLA Electric Mobility Ltd. (India)(c)	292,899	113,362
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	9,935	183,698
Rivian Automotive, Inc., Class A(b)(c)	175,817	2,883,399
Seres Group Co. Ltd. (China)	21,700	283,158
Tesla, Inc.(c)	17,747	6,772,788
XPeng, Inc. (China)(b)(c)	276,754	2,211,608
Zhejiang Leapmotor Technology Co. Ltd. (China)(c)(d)	112,697	687,777
		27,297,055
Building Products-4.29%
Advanced Drainage Systems, Inc.	16,350	2,440,238
Kingspan Group PLC (Ireland)	33,898	3,134,767
Recticel S.A. (Belgium)(b)	9,421	111,711
Rockwool A/S (Denmark)	21,436	623,724
		6,310,440
Chemicals-0.07%
Finolex Industries Ltd. (India)	54,937	100,606
Commercial Services & Supplies-0.49%
China Everbright Environment Group Ltd. (China)	817,361	587,628
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	84,986	69,449
Zhejiang Weiming Environment Protection Co. Ltd. (China)	22,600	71,190
		728,267
Construction & Engineering-0.61%
China Conch Venture Holdings Ltd. (China)	317,410	492,081
Inox Green Energy Services Ltd. (India)(c)	24,801	47,540
Sterling and Wilson Renewable Energy Ltd. (India)(c)(d)	25,842	57,265
Techno Electric & Engineering Co. Ltd. (India)	11,585	157,659
Waaree Renewable Technologies Ltd. (India)(c)	5,774	62,301
West Holdings Corp. (Japan)	4,559	84,251
		901,097
Diversified REITs-1.53%
American Assets Trust, Inc.	10,828	224,573
Merlin Properties SOCIMI S.A. (Spain)	87,335	1,526,465
Sekisui House Reit, Inc. (Japan)(b)	907	492,964
		2,244,002
Electrical Equipment-18.63%
Array Technologies, Inc.(b)(c)	33,810	261,689
Contemporary Amperex Technology Co. Ltd. (China)(b)	24,093	1,903,911
Contemporary Amperex Technology Co. Ltd., A Shares (China)	58,536	3,757,502
	Shares	Value
Electrical Equipment-(continued)
CS Wind Corp. (South Korea)(c)	5,601	$272,652
Energiekontor AG (Germany)(b)	1,543	73,717
Energy Vault Holdings, Inc.(b)(c)	19,704	90,836
Goldwind Science & Technology Co. Ltd., A Shares (China)	45,800	185,785
Inox Wind Ltd. (India)(c)	172,144	184,688
Kempower OYJ (Finland)(b)(c)	4,918	82,747
LG Energy Solution Ltd. (South Korea)(c)	10,358	3,251,724
Nextpower, Inc., Class A(b)(c)	32,845	3,912,825
Nordex SE (Germany)(c)	28,809	1,641,921
Olectra Greentech Ltd. (India)	9,084	119,948
Plug Power, Inc.(b)(c)	292,634	915,944
PNE AG (Germany)	5,934	65,970
REPT BATTERO Energy Co. Ltd. (China)(c)	72,441	164,127
Shoals Technologies Group, Inc., Class A(b)(c)	37,051	294,185
Signify N.V.(b)	27,133	616,798
Sungrow Power Supply Co. Ltd., A Shares (China)	27,520	559,646
Sunrun, Inc.(b)(c)	51,362	653,838
Suzlon Energy Ltd. (India)(c)	2,278,533	1,343,239
T1 Energy, Inc. (Norway)(b)(c)	37,287	178,978
Vestas Wind Systems A/S (Denmark)	223,526	6,870,108
		27,402,778
Electronic Equipment, Instruments & Components-0.58%
Badger Meter, Inc.(b)	6,522	788,575
China Railway Signal & Communication Corp. Ltd. (China)	95,400	71,766
		860,341
Food Products-2.25%
Darling Ingredients, Inc.(c)	35,015	2,249,013
SalMar ASA (Norway)	15,004	904,868
SLC Agricola S.A. (Brazil)	44,163	150,685
		3,304,566
Ground Transportation-1.32%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	649,800	466,399
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(c)	1	0
MTR Corp. Ltd. (Hong Kong)(b)	344,540	1,472,043
		1,938,442
Household Durables-1.94%
Beazer Homes USA, Inc.(b)(c)	6,205	133,966
Berkeley Group Holdings PLC (The) (United Kingdom)(c)	21,070	916,096
KB Home	14,336	759,665
Meritage Homes Corp.	15,585	1,049,494
		2,859,221
Independent Power and Renewable Electricity Producers-6.26%
ACEN Corp. (Philippines)	2,211,148	102,340
Acme Solar Holdings Ltd. (India)	26,826	86,118
Boralex, Inc., Class A (Canada)(b)	19,333	522,137
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(b)	525,736	102,445
China Longyuan Power Group Corp. Ltd., H Shares (China)	551,273	469,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
April 30, 2026
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	379,700	$227,559
EDP Renovaveis S.A. (Spain)(b)	69,870	1,167,685
Energix-Renewable Energies Ltd. (Israel)	64,114	475,440
Enlight Renewable Energy Ltd. (Israel)(c)	29,272	2,601,149
ERG S.p.A. (Italy)(b)	11,646	314,580
Grenergy Renovables S.A. (Spain)(c)	3,172	449,926
HD Renewable Energy Co. Ltd. (Taiwan)(c)	18,983	54,070
KPI Green Energy Ltd. (India)(d)	19,657	93,229
Margun Enerji Uretim Sanayi ve Ticaret A.S (Turkey)(c)	163,244	231,515
Ormat Technologies, Inc.	12,781	1,468,537
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	16,639	474,244
Voltalia S.A. (France)(b)(c)	8,720	72,427
Xinyi Energy Holdings Ltd. (China)(b)	564,913	86,071
XPLR Infrastructure L.P.(c)	19,759	204,506
		9,203,605
Industrial REITs-2.69%
CRE Logistics REIT, Inc. (Japan)(b)	129	127,523
GLP J-Reit (Japan)	1,010	874,470
Japan Logistics Fund, Inc. (Japan)	549	334,068
LaSalle Logiport REIT (Japan)	397	387,691
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	313	242,909
Nippon Prologis REIT, Inc. (Japan)	1,488	851,343
SOSiLA Logistics REIT, Inc. (Japan)	153	120,226
Tritax Big Box REIT PLC (United Kingdom)	494,751	1,014,109
		3,952,339
IT Services-1.33%
GDS Holdings Ltd., A Shares (China)(c)	249,278	1,315,371
Kingsoft Cloud Holdings Ltd., H shares (China)(c)	602,600	607,548
WhiteFiber, Inc.(b)(c)	2,541	38,903
		1,961,822
Machinery-1.38%
Alstom S.A. (France)(c)	76,764	1,541,731
Energy Recovery, Inc.(c)	11,725	129,796
Stadler Rail AG (Switzerland)(b)	12,174	355,333
		2,026,860
Metals & Mining-0.66%
Century Iron and Steel Industrial Co. Ltd. (Taiwan)	38,000	122,054
Sigma Lithium Corp. (Brazil)(b)(c)	13,560	299,269
Sims Ltd.	36,443	550,001
		971,324
Office REITs-7.21%
Brandywine Realty Trust	38,448	116,497
Champion REIT (Hong Kong)(b)	407,100	121,538
Colonial SFL Socimi S.A. (Spain)(b)	62,488	400,577
Cousins Properties, Inc.	37,179	952,154
Covivio S.A. (France)(b)	12,371	817,775
Cromwell Property Group (Australia)	347,809	100,418
Douglas Emmett, Inc.	37,068	400,705
Embassy Office Parks REIT (India)	189,090	847,798
Gecina S.A. (France)	10,213	863,010
	Shares	Value
Office REITs-(continued)
Global One Real Estate Investment Corp. (Japan)	241	$188,036
Japan Excellent, Inc. (Japan)	243	222,011
Japan Real Estate Investment Corp. (Japan)	1,419	1,085,042
JBG SMITH Properties(b)	13,100	196,500
Keppel REIT (Singapore)	743,124	522,900
Mori Hills REIT Investment Corp. (Japan)	319	273,167
Nippon Building Fund, Inc. (Japan)	1,723	1,445,540
ORIX JREIT, Inc. (Japan)	1,160	736,225
Piedmont Realty Trust, Inc., Class A(b)(c)	27,562	230,418
Vornado Realty Trust(b)	36,135	1,080,075
		10,600,386
Oil, Gas & Consumable Fuels-0.37%
REX American Resources Corp.(c)	6,562	318,257
Verbio SE (Germany)(c)	4,936	218,905
		537,162
Paper & Forest Products-1.51%
Canfor Corp. (Canada)(c)	12,886	114,555
Suzano S.A. (Brazil)	153,879	1,353,977
West Fraser Timber Co. Ltd. (Canada)	11,863	749,554
		2,218,086
Real Estate Management & Development-1.16%
China Overseas Grand Oceans Group Ltd. (China)(b)	394,317	143,362
Henderson Land Development Co. Ltd. (Hong Kong)(b)	321,299	1,269,798
Lighthouse Properties PLC (Mauritius)(b)	254,319	115,476
Mahindra Lifespace Developers Ltd. (India)	23,608	85,007
Platzer Fastigheter Holding AB, Class B (Sweden)	13,272	99,099
		1,712,742
Retail REITs-10.16%
AEON REIT Investment Corp. (Japan)	353	282,770
CapitaLand Integrated Commercial Trust (Singapore)	1,348,925	2,510,915
Eurocommercial Properties N.V. (Netherlands)	9,719	318,677
First Capital REIT (Canada)(b)	23,026	395,693
Frasers Centrepoint Trust (Singapore)	293,514	540,575
Japan Metropolitan Fund Investment Corp. (Japan)	1,591	1,177,968
Klepierre S.A. (France)	47,622	1,928,480
Lendlease Global Commercial REIT (Singapore)	551,042	247,312
Mapletree Pan Asia Commercial Trust (Singapore)	525,720	533,879
Mercialys S.A. (France)(b)	20,782	304,222
Scentre Group (Australia)	1,154,257	3,097,401
SmartCentres REIT (Canada)(b)	16,055	332,754
Unibail-Rodamco-Westfield (France)	26,967	3,272,325
		14,942,971
Semiconductors & Semiconductor Equipment-10.96%
CSI Solar Co. Ltd. (China)	48,384	103,151
Enphase Energy, Inc.(b)(c)	28,965	954,686
First Solar, Inc.(c)	22,565	4,555,648
Hangzhou First Applied Material Co. Ltd., A Shares (China)	34,600	95,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
April 30, 2026
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JA Solar Technology Co. Ltd., A Shares (China)(c)	44,008	$70,297
Jinko Solar Co. Ltd., A Shares (China)(c)	133,000	130,059
JinkoSolar Holding Co. Ltd., ADR (China)(b)	6,860	160,181
LONGi Green Energy Technology Co. Ltd., A Shares (China)(c)	100,672	243,637
NVIDIA Corp.	39,398	7,862,659
SMA Solar Technology AG (Germany)(c)	3,456	221,332
SolarEdge Technologies, Inc.(b)(c)	13,237	567,338
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares (China)(c)	53,700	68,318
Trina Solar Co. Ltd. (China)(c)	31,000	79,064
Waaree Energies Ltd. (India)	19,133	632,293
Xinyi Solar Holdings Ltd. (China)	1,012,451	372,653
		16,116,581
Specialized REITs-5.53%
Digital Realty Trust, Inc.	40,511	8,140,280
Transportation Infrastructure-0.25%
Taiwan High Speed Rail Corp. (Taiwan)	437,069	365,700
Water Utilities-0.21%
Beijing Enterprises Water Group Ltd. (China)	889,041	314,054
Total Common Stocks & Other Equity Interests (Cost $149,612,115)		147,010,727
	Shares	Value

Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $251,037)	251,037	$251,037
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $149,863,152)		147,261,764
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.85%
Invesco Private Government Fund, 3.63%(e)(f)(g)	6,476,961	6,476,961
Invesco Private Prime Fund, 3.78%(e)(f)(g)	16,839,033	16,840,717
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,318,053)		23,317,678
TOTAL INVESTMENTS IN SECURITIES-115.97% (Cost $173,181,205)		170,579,442
OTHER ASSETS LESS LIABILITIES-(15.97)%		(23,484,583)
NET ASSETS-100.00%		$147,094,859

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $907,720, which represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,797	$13,050,215	$(13,000,975)	$-	$-	$251,037	$9,816
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,622,213	52,464,243	(54,609,495)	-	-	6,476,961	247,932 *
Invesco Private Prime Fund	22,451,072	114,024,320	(119,633,536)	1,226	(2,365)	16,840,717	669,142 *
Total	$31,275,082	$179,538,778	$(187,244,006)	$1,226	$(2,365)	$23,568,715	$926,890

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
April 30, 2026
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.41%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P 500 BuyWrite ETF (PBP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-101.91%
Communication Services-11.24%
Alphabet, Inc., Class A	32,435	$12,480,988
Alphabet, Inc., Class C	26,054	9,951,065
AT&T, Inc.	38,996	1,018,966
Charter Communications, Inc., Class A(b)	481	79,447
Comcast Corp., Class A	19,992	540,584
EchoStar Corp., Class A(b)	751	92,478
Electronic Arts, Inc.	1,254	253,772
Fox Corp., Class A	1,119	71,045
Fox Corp., Class B	789	44,989
Live Nation Entertainment, Inc.(b)	880	138,987
Meta Platforms, Inc., Class A	12,186	7,456,735
Netflix, Inc.(b)	23,522	2,201,894
News Corp., Class A	2,063	54,298
News Corp., Class B	680	20,726
Omnicom Group, Inc.	1,752	134,413
Paramount Skydance Corp.	1,732	17,736
Take-Two Interactive Software, Inc.(b)	969	207,134
TKO Group Holdings, Inc.	369	68,667
T-Mobile US, Inc.	2,640	516,120
Trade Desk, Inc. (The), Class A(b)	2,453	57,866
Verizon Communications, Inc.	23,493	1,128,369
Walt Disney Co. (The)	9,870	1,024,013
Warner Bros. Discovery, Inc.(b)	13,807	373,479
		37,933,771
Consumer Discretionary-10.16%
Airbnb, Inc., Class A(b)	2,360	331,250
Amazon.com, Inc.(b)	54,421	14,424,830
Aptiv PLC(b)	1,185	71,408
AutoZone, Inc.(b)	92	340,771
Best Buy Co., Inc.	1,086	65,692
Booking Holdings, Inc.	4,489	755,768
Carnival Corp.	6,407	169,850
Carvana Co.(b)	788	311,890
Chipotle Mexican Grill, Inc.(b)	7,256	246,632
D.R. Horton, Inc.	1,501	230,944
Darden Restaurants, Inc.	641	128,559
Deckers Outdoor Corp.(b)	791	80,840
Domino’s Pizza, Inc.	174	59,059
DoorDash, Inc., Class A(b)	2,082	351,129
eBay, Inc.	2,517	260,459
Expedia Group, Inc.	651	161,689
Ford Motor Co.	21,830	263,706
Garmin Ltd.	910	228,537
General Motors Co.	5,037	387,295
Genuine Parts Co.	775	83,103
Hasbro, Inc.	741	71,017
Hilton Worldwide Holdings, Inc.	1,277	413,837
Home Depot, Inc. (The)	5,547	1,823,854
Las Vegas Sands Corp.	1,686	92,073
Lennar Corp., Class A	1,202	108,541
Lowe’s Cos., Inc.	3,124	745,980
lululemon athletica, Inc.(b)	594	81,794
Marriott International, Inc., Class A	1,225	443,070
McDonald’s Corp.	3,967	1,164,672
MGM Resorts International(b)	1,070	41,666
NIKE, Inc., Class B	6,637	294,417
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	2,535	$46,086
NVR, Inc.(b)	15	94,738
O’Reilly Automotive, Inc.(b)	4,691	466,285
Pool Corp.	184	39,251
PulteGroup, Inc.	1,071	131,048
Ralph Lauren Corp.	216	77,466
Ross Stores, Inc.	1,801	410,250
Royal Caribbean Cruises Ltd.	1,402	369,792
Starbucks Corp.	6,347	668,530
Tapestry, Inc.	1,128	163,605
Tesla, Inc.(b)	15,668	5,979,379
TJX Cos., Inc. (The)	6,187	969,812
Tractor Supply Co.	2,944	103,334
Ulta Beauty, Inc.(b)	248	133,295
Williams-Sonoma, Inc.	664	120,323
Wynn Resorts Ltd.	472	50,556
Yum! Brands, Inc.	1,547	246,979
		34,305,061
Consumer Staples-5.04%
Altria Group, Inc.	9,351	679,350
Archer-Daniels-Midland Co.	2,678	199,618
Brown-Forman Corp., Class B	951	24,507
Bunge Global S.A.	755	95,938
Campbell’s Co. (The)	1,097	22,807
Casey’s General Stores, Inc.	207	170,185
Church & Dwight Co., Inc.	1,318	127,925
Clorox Co. (The)	673	64,904
Coca-Cola Co. (The)	21,567	1,698,617
Colgate-Palmolive Co.	4,490	383,266
Conagra Brands, Inc.	2,665	38,243
Constellation Brands, Inc., Class A	783	122,602
Costco Wholesale Corp.	2,472	2,507,918
Dollar General Corp.	1,226	142,069
Dollar Tree, Inc.(b)	1,029	99,926
Estee Lauder Cos., Inc. (The), Class A	1,378	105,706
General Mills, Inc.	2,972	104,941
Hershey Co. (The)	826	153,421
Hormel Foods Corp.	1,624	34,867
J.M. Smucker Co. (The)	594	58,230
Kenvue, Inc.	10,675	187,133
Keurig Dr Pepper, Inc.	7,569	222,529
Kimberly-Clark Corp.	1,848	181,899
Kraft Heinz Co. (The)	4,749	107,612
Kroger Co. (The)	3,244	220,819
McCormick & Co., Inc.	1,414	71,888
Molson Coors Beverage Co., Class B	943	40,304
Mondelez International, Inc., Class A	7,142	438,804
Monster Beverage Corp.(b)	3,973	306,199
PepsiCo, Inc.	7,612	1,206,426
Philip Morris International, Inc. (Switzerland)	8,673	1,431,652
Procter & Gamble Co. (The)	12,947	1,904,374
Sysco Corp.	2,669	199,401
Target Corp.	2,522	327,230
Tyson Foods, Inc., Class A	1,571	100,654
Walmart, Inc.	24,420	3,221,731
		17,003,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2026
	Shares	Value
Energy-3.58%
APA Corp.	1,976	$80,482
Baker Hughes Co., Class A	5,504	383,464
Chevron Corp.	10,443	2,018,736
ConocoPhillips	6,826	858,574
Coterra Energy, Inc.	4,226	151,756
Devon Energy Corp.	3,456	177,535
Diamondback Energy, Inc.	1,082	222,492
EOG Resources, Inc.	3,022	424,803
EQT Corp.	3,477	208,898
Expand Energy Corp.	1,326	135,451
Exxon Mobil Corp.	23,281	3,592,957
Halliburton Co.	4,667	197,414
Kinder Morgan, Inc.	10,906	358,480
Marathon Petroleum Corp.	1,643	407,940
Occidental Petroleum Corp.	4,006	242,684
ONEOK, Inc.	3,506	324,165
Phillips 66	2,246	402,371
SLB Ltd.	8,331	473,867
Targa Resources Corp.	1,196	311,056
Texas Pacific Land Corp.	323	143,305
Valero Energy Corp.	1,700	429,386
Williams Cos., Inc. (The)	6,804	519,213
		12,065,029
Financials-12.26%
Aflac, Inc.	2,602	295,769
Allstate Corp. (The)	1,449	314,810
American Express Co.	2,983	963,658
American International Group, Inc.	2,989	223,577
Ameriprise Financial, Inc.	510	242,143
Aon PLC, Class A	1,195	372,422
Apollo Global Management, Inc.	2,588	333,127
Arch Capital Group Ltd.(b)	1,992	188,164
Ares Management Corp., Class A	1,148	134,775
Arthur J. Gallagher & Co.	1,432	295,565
Assurant, Inc.	279	65,919
Bank of America Corp.	36,963	1,976,042
Bank of New York Mellon Corp. (The)	3,835	515,309
Berkshire Hathaway, Inc., Class B(b)	10,215	4,837,824
BlackRock, Inc.	804	856,742
Blackstone, Inc., Class A	4,171	523,794
Block, Inc., Class A(b)	3,050	215,055
Brown & Brown, Inc.	1,630	98,045
Capital One Financial Corp.	3,483	666,298
Cboe Global Markets, Inc.	583	174,952
Charles Schwab Corp. (The)	9,305	852,710
Chubb Ltd.	2,027	662,829
Cincinnati Financial Corp.	869	142,168
Citigroup, Inc.	9,737	1,246,141
Citizens Financial Group, Inc.	2,368	154,038
CME Group, Inc., Class A	2,009	578,230
Coinbase Global, Inc., Class A(b)	1,242	233,210
Corpay, Inc.(b)	389	119,217
Erie Indemnity Co., Class A	141	30,869
Everest Group Ltd.	227	80,985
FactSet Research Systems, Inc.	207	47,109
Fidelity National Information Services, Inc.	2,886	134,286
Fifth Third Bancorp	5,015	254,561
Fiserv, Inc.(b)	2,996	187,699
Franklin Resources, Inc.	1,713	51,339
	Shares	Value
Financials-(continued)
Global Payments, Inc.	1,325	$95,347
Globe Life, Inc.	443	68,355
Goldman Sachs Group, Inc. (The)	1,672	1,544,543
Hartford Insurance Group, Inc. (The)	1,554	212,603
Huntington Bancshares, Inc.	11,308	189,522
Interactive Brokers Group, Inc., Class A	2,481	197,240
Intercontinental Exchange, Inc.	3,164	500,197
Invesco Ltd.(c)	2,473	64,817
Jack Henry & Associates, Inc.	402	61,808
JPMorgan Chase & Co.	15,020	4,704,715
KeyCorp	5,220	115,414
KKR & Co., Inc., Class A	3,825	399,100
Loews Corp.	941	105,966
M&T Bank Corp.	846	184,961
Marsh & McLennan Cos., Inc.	2,697	452,314
Mastercard, Inc., Class A	4,537	2,281,748
MetLife, Inc.	3,066	245,587
Moody’s Corp.	855	394,882
Morgan Stanley	6,701	1,277,144
MSCI, Inc.	409	241,887
Nasdaq, Inc.	2,501	229,867
Northern Trust Corp.	1,037	172,495
PayPal Holdings, Inc.	5,129	257,168
PNC Financial Services Group, Inc. (The)	2,251	501,973
Principal Financial Group, Inc.	1,103	111,304
Progressive Corp. (The)	3,265	657,179
Prudential Financial, Inc.	1,937	190,039
Raymond James Financial, Inc.	977	154,679
Regions Financial Corp.	4,835	138,039
Robinhood Markets, Inc., Class A(b)	4,403	320,935
S&P Global, Inc.	1,706	735,678
State Street Corp.	1,555	237,666
Synchrony Financial	1,935	147,447
T. Rowe Price Group, Inc.	1,218	125,308
TPG, Inc.(b)(d)	1,309	0
Travelers Cos., Inc. (The)	1,205	367,694
Truist Financial Corp.	7,034	362,251
U.S. Bancorp	8,660	490,676
Visa, Inc., Class A	9,365	3,088,952
W.R. Berkley Corp.	1,661	111,005
Wells Fargo & Co.	17,230	1,416,823
Willis Towers Watson PLC	531	136,042
		41,360,751
Health Care-8.66%
Abbott Laboratories	9,687	879,483
AbbVie, Inc.	9,847	2,080,868
Agilent Technologies, Inc.	1,576	182,107
Align Technology, Inc.(b)	372	65,476
Amgen, Inc.	2,999	1,038,404
Baxter International, Inc.	2,868	50,419
Becton, Dickinson and Co.	1,586	236,377
Biogen, Inc.(b)	818	154,831
Bio-Techne Corp.	872	48,239
Boston Scientific Corp.(b)	8,263	476,031
Bristol-Myers Squibb Co.	11,345	687,394
Cardinal Health, Inc.	1,310	252,673
Cencora, Inc.	1,084	333,883
Centene Corp.(b)	2,603	139,755
Charles River Laboratories International, Inc.(b)	275	45,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2026
	Shares	Value
Health Care-(continued)
Cigna Group (The)	1,468	$426,572
Cooper Cos., Inc. (The)(b)	1,092	68,687
CVS Health Corp.	7,088	590,360
Danaher Corp.	3,506	627,399
DaVita, Inc.(b)	187	29,011
Dexcom, Inc.(b)	2,144	127,675
Edwards Lifesciences Corp.(b)	3,233	269,956
Elevance Health, Inc.	1,229	462,620
Eli Lilly and Co.	4,415	4,126,259
GE HealthCare Technologies, Inc.	2,538	154,412
Gilead Sciences, Inc.	6,912	904,366
HCA Healthcare, Inc.	872	378,840
Henry Schein, Inc.(b)	558	41,621
Humana, Inc.	671	158,651
IDEXX Laboratories, Inc.(b)	444	248,995
Incyte Corp.(b)	931	88,696
Insulet Corp.(b)	392	67,479
Intuitive Surgical, Inc.(b)	1,979	905,610
IQVIA Holdings, Inc.(b)	944	149,501
Johnson & Johnson	13,425	3,085,736
Labcorp Holdings, Inc.	463	118,898
McKesson Corp.	681	555,151
Medtronic PLC	7,143	578,369
Merck & Co., Inc.	13,827	1,509,632
Mettler-Toledo International, Inc.(b)	113	144,257
Moderna, Inc.(b)	1,936	88,940
Pfizer, Inc.	31,674	845,696
Quest Diagnostics, Inc.	612	118,850
Regeneron Pharmaceuticals, Inc.	562	397,368
ResMed, Inc.	812	173,614
Revvity, Inc.	631	54,657
Solventum Corp.(b)	822	55,370
STERIS PLC	547	118,633
Stryker Corp.	1,918	604,419
Thermo Fisher Scientific, Inc.	2,093	1,002,463
UnitedHealth Group, Inc.	5,047	1,869,813
Universal Health Services, Inc., Class B	308	51,827
Vertex Pharmaceuticals, Inc.(b)	1,416	605,170
Viatris, Inc.	6,415	95,840
Waters Corp.(b)	547	169,149
West Pharmaceutical Services, Inc.	400	119,036
Zimmer Biomet Holdings, Inc.	1,105	91,085
Zoetis, Inc.	2,352	270,410
		29,222,950
Industrials-8.98%
3M Co.	2,934	429,890
A.O. Smith Corp.	626	38,712
Allegion PLC	480	65,990
AMETEK, Inc.	1,282	301,911
Automatic Data Processing, Inc.	2,244	475,593
Axon Enterprise, Inc.(b)	439	176,373
Boeing Co. (The)(b)	4,376	1,002,235
Broadridge Financial Solutions, Inc.	650	100,087
Builders FirstSource, Inc.(b)	615	48,640
C.H. Robinson Worldwide, Inc.	660	119,995
Carrier Global Corp.	4,378	294,070
Caterpillar, Inc.	2,593	2,308,055
Cintas Corp.	1,893	330,726
Comfort Systems USA, Inc.	197	362,529
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	4,963	$164,325
CSX Corp.	10,360	470,655
Cummins, Inc.	770	516,678
Deere & Co.	1,405	828,767
Delta Air Lines, Inc.	3,619	246,056
Dover Corp.	752	170,260
Eaton Corp. PLC	2,163	936,601
EMCOR Group, Inc.	250	222,918
Emerson Electric Co.	3,130	439,577
Equifax, Inc.	670	116,540
Expeditors International of Washington, Inc.	745	110,178
Fastenal Co.	6,396	287,372
FedEx Corp.	1,205	485,989
Fortive Corp.	1,747	104,453
GE Vernova, Inc.	1,502	1,627,357
Generac Holdings, Inc.(b)	327	84,768
General Dynamics Corp.	1,415	487,185
General Electric Co.	5,844	1,694,351
Honeywell International, Inc.	3,537	758,085
Howmet Aerospace, Inc.	2,233	542,708
Hubbell, Inc.	296	150,418
Huntington Ingalls Industries, Inc.	219	79,780
IDEX Corp.	417	90,843
Illinois Tool Works, Inc.	1,462	377,211
Ingersoll Rand, Inc.	1,983	158,362
J.B. Hunt Transport Services, Inc.	416	104,636
Jacobs Solutions, Inc.	653	84,505
Johnson Controls International PLC	3,409	497,816
L3Harris Technologies, Inc.	1,039	333,051
Leidos Holdings, Inc.	711	106,095
Lennox International, Inc.	179	95,745
Lockheed Martin Corp.	1,128	584,270
Masco Corp.	1,135	81,516
Nordson Corp.	295	85,093
Norfolk Southern Corp.	1,251	395,103
Northrop Grumman Corp.	742	429,974
Old Dominion Freight Line, Inc.	1,024	217,528
Otis Worldwide Corp.	2,165	168,610
PACCAR, Inc.	2,927	347,728
Parker-Hannifin Corp.	702	638,413
Paychex, Inc.	1,799	166,641
Pentair PLC	911	73,527
Quanta Services, Inc.	831	604,777
Republic Services, Inc.	1,121	234,536
Rockwell Automation, Inc.	625	255,569
Rollins, Inc.	1,634	91,063
RTX Corp.	7,478	1,316,651
Snap-on, Inc.	290	111,186
Southwest Airlines Co.	2,737	103,787
Stanley Black & Decker, Inc.	863	67,452
Textron, Inc.	970	93,081
Trane Technologies PLC	1,233	607,302
TransDigm Group, Inc.	315	365,394
Uber Technologies, Inc.(b)	11,465	855,404
Union Pacific Corp.	3,306	890,901
United Airlines Holdings, Inc.(b)	1,801	162,090
United Parcel Service, Inc., Class B	4,117	447,930
United Rentals, Inc.	351	336,904
Veralto Corp.	1,384	122,069
Verisk Analytics, Inc.	777	143,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
Vertiv Holdings Co., Class A	2,131	$700,012
W.W. Grainger, Inc.	244	283,369
Waste Management, Inc.	2,067	480,681
Westinghouse Air Brake Technologies Corp.	949	256,126
Xylem, Inc.	1,358	160,461
		30,306,588
Information Technology-35.66%
Accenture PLC, Class A	3,427	612,439
Adobe, Inc.(b)	2,288	563,077
Advanced Micro Devices, Inc.(b)	9,082	3,219,478
Akamai Technologies, Inc.(b)	802	82,590
Amphenol Corp., Class A	6,848	1,008,505
Analog Devices, Inc.	2,722	1,094,952
Apple, Inc.	81,787	22,192,902
Applied Materials, Inc.	4,422	1,744,435
AppLovin Corp., Class A(b)	1,510	673,988
Arista Networks, Inc.(b)	5,752	993,428
Autodesk, Inc.(b)	1,181	279,897
Broadcom, Inc.	26,414	11,025,996
Cadence Design Systems, Inc.(b)	1,517	499,988
CDW Corp.	724	99,123
Ciena Corp.(b)	785	414,150
Cisco Systems, Inc.	22,011	2,014,006
Cognizant Technology Solutions Corp., Class A	2,665	140,978
Coherent Corp.(b)	1,043	333,458
Corning, Inc.	4,350	714,444
CrowdStrike Holdings, Inc., Class A(b)	1,405	626,279
Datadog, Inc., Class A(b)	1,828	241,643
Dell Technologies, Inc., Class C	1,657	346,230
EPAM Systems, Inc.(b)	308	35,044
F5, Inc.(b)	315	102,029
Fair Isaac Corp.(b)	131	134,275
First Solar, Inc.(b)	597	120,528
Fortinet, Inc.(b)	3,522	296,940
Gartner, Inc.(b)	392	58,208
Gen Digital, Inc.	3,070	59,220
GoDaddy, Inc., Class A(b)	753	65,353
Hewlett Packard Enterprise Co.	7,404	213,013
HP, Inc.	5,114	106,678
Intel Corp.(b)	26,155	2,471,124
International Business Machines Corp.	5,207	1,202,713
Intuit, Inc.	1,550	602,175
Jabil, Inc.	588	198,444
Keysight Technologies, Inc.(b)	955	334,164
KLA Corp.	729	1,276,005
Lam Research Corp.	6,956	1,793,674
Lumentum Holdings, Inc.(b)	397	358,221
Microchip Technology, Inc.	3,014	280,031
Micron Technology, Inc.	6,271	3,243,110
Microsoft Corp.	41,368	16,869,043
Monolithic Power Systems, Inc.	272	439,120
Motorola Solutions, Inc.	923	405,225
NetApp, Inc.	1,104	122,290
NVIDIA Corp.	135,370	27,015,791
NXP Semiconductors N.V. (Netherlands)	1,403	411,907
ON Semiconductor Corp.(b)	2,194	221,177
Oracle Corp.	9,448	1,524,813
Palantir Technologies, Inc., Class A(b)	12,727	1,770,453
Palo Alto Networks, Inc.(b)	4,502	807,299
	Shares	Value
Information Technology-(continued)
PTC, Inc.(b)	662	$90,231
Qnity Electronics, Inc.	1,167	164,150
QUALCOMM, Inc.	5,945	1,067,603
Roper Technologies, Inc.	593	210,402
Salesforce, Inc.	5,220	921,487
Sandisk Corp.(b)	823	902,428
Seagate Technology Holdings PLC	1,215	818,473
ServiceNow, Inc.(b)	5,826	514,494
Skyworks Solutions, Inc.	838	58,802
Super Micro Computer, Inc.(b)	2,803	76,802
Synopsys, Inc.(b)	1,067	514,934
TE Connectivity PLC (Switzerland)	1,634	345,852
Teledyne Technologies, Inc.(b)	262	169,213
Teradyne, Inc.	872	299,506
Texas Instruments, Inc.	5,057	1,421,422
Trimble, Inc.(b)	1,325	89,199
Tyler Technologies, Inc.(b)	240	81,874
VeriSign, Inc.	461	123,852
Western Digital Corp.	1,888	820,374
Workday, Inc., Class A(b)	1,187	145,289
Zebra Technologies Corp., Class A(b)	274	61,995
		120,358,435
Materials-1.98%
Air Products and Chemicals, Inc.	1,240	372,062
Albemarle Corp.	656	129,035
Amcor PLC	2,575	97,953
Avery Dennison Corp.	430	70,490
Ball Corp.	1,493	91,192
CF Industries Holdings, Inc.	869	107,930
Corteva, Inc.	3,748	303,625
CRH PLC	3,733	442,062
Dow, Inc.	3,997	161,839
DuPont de Nemours, Inc.	2,280	104,105
Ecolab, Inc.	1,421	370,313
Freeport-McMoRan, Inc.	8,007	462,644
International Flavors & Fragrances, Inc.	1,427	100,175
International Paper Co.	2,942	89,496
Linde PLC	2,602	1,303,966
LyondellBasell Industries N.V., Class A	1,435	107,051
Martin Marietta Materials, Inc.	336	208,008
Mosaic Co. (The)	1,768	41,141
Newmont Corp.	6,079	675,316
Nucor Corp.	1,275	287,245
Packaging Corp. of America	499	106,512
PPG Industries, Inc.	1,250	135,625
Sherwin-Williams Co. (The)	1,284	412,947
Smurfit WestRock PLC	2,911	111,753
Steel Dynamics, Inc.	765	174,925
Vulcan Materials Co.	735	221,779
		6,689,189
Real Estate-1.96%
Alexandria Real Estate Equities, Inc.	869	35,203
American Tower Corp.	2,609	476,690
AvalonBay Communities, Inc.	789	144,387
BXP, Inc.	822	48,054
Camden Property Trust	577	60,597
CBRE Group, Inc., Class A(b)	1,618	230,937
CoStar Group, Inc.(b)	2,361	81,714
Crown Castle, Inc.	2,426	215,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2026
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	1,799	$361,491
Equinix, Inc.	548	593,391
Equity Residential	1,914	125,137
Essex Property Trust, Inc.	359	94,492
Extra Space Storage, Inc.	1,183	169,559
Federal Realty Investment Trust	437	48,463
Healthpeak Properties, Inc.	3,873	62,626
Host Hotels & Resorts, Inc.	3,563	75,286
Invitation Homes, Inc.	3,143	90,424
Iron Mountain, Inc.	1,650	207,884
Kimco Realty Corp.	3,757	88,816
Mid-America Apartment Communities, Inc.	650	83,967
Prologis, Inc.	5,178	735,380
Public Storage	880	266,156
Realty Income Corp.	5,125	329,230
Regency Centers Corp.	917	71,389
SBA Communications Corp., Class A	593	131,172
Simon Property Group, Inc.	1,811	368,919
UDR, Inc.	1,677	60,942
Ventas, Inc.	2,647	232,566
VICI Properties, Inc.	5,955	173,886
Welltower, Inc.	3,888	845,018
Weyerhaeuser Co.	4,014	98,423
		6,607,579
Utilities-2.39%
AES Corp. (The)	3,967	57,323
Alliant Energy Corp.	1,433	105,225
Ameren Corp.	1,540	175,021
American Electric Power Co., Inc.	3,013	413,112
American Water Works Co., Inc.	1,088	139,721
Atmos Energy Corp.	921	174,972
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	3,637	$158,755
CMS Energy Corp.	1,708	131,072
Consolidated Edison, Inc.	2,011	224,206
Constellation Energy Corp.	1,737	543,681
Dominion Energy, Inc.	4,757	306,827
DTE Energy Co.	1,157	175,505
Duke Energy Corp.	4,331	561,081
Edison International	2,143	148,917
Entergy Corp.	2,519	297,015
Evergy, Inc.	1,282	106,201
Eversource Energy	2,090	147,763
Exelon Corp.	5,698	262,051
FirstEnergy Corp.	2,898	137,713
NextEra Energy, Inc.	11,603	1,135,702
NiSource, Inc.	2,666	128,715
NRG Energy, Inc.	1,183	184,051
PG&E Corp.	12,246	203,529
Pinnacle West Capital Corp.	666	69,078
PPL Corp.	4,121	154,290
Public Service Enterprise Group, Inc.	2,781	227,097
Sempra	3,636	345,856
Southern Co. (The)	6,136	593,351
Vistra Corp.	1,774	280,008
WEC Energy Group, Inc.	1,813	213,825
Xcel Energy, Inc.	3,295	273,320
		8,074,983
TOTAL INVESTMENTS IN SECURITIES-101.91% (Cost $268,793,452)		343,928,031
OTHER ASSETS LESS LIABILITIES-(1.91)%		(6,437,824)
NET ASSETS-100.00%		$337,490,207

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$18,806	$40,472	$(21,054)	$31,481	$(4,888)	$64,817	$1,833
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	80,166	28,232,283	(28,312,449)	-	-	-	11,352
Total	$98,972	$28,272,755	$(28,333,503)	$31,481	$(4,888)	$64,817	$13,185

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
April 30, 2026
Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	05/15/2026	477	$7,130	$(340,101,000)	$(6,487,200)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Quality ETF (SPHQ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-0.45%
Electronic Arts, Inc.	386,674	$78,251,217
Consumer Discretionary-4.69%
Airbnb, Inc., Class A(b)	735,371	103,216,673
Best Buy Co., Inc.	344,798	20,856,831
Deckers Outdoor Corp.(b)	275,760	28,182,672
eBay, Inc.	1,096,866	113,503,694
Expedia Group, Inc.	219,788	54,588,746
lululemon athletica, Inc.(b)(c)	182,897	25,184,917
NVR, Inc.(b)	4,647	29,349,848
Pool Corp.(c)	64,262	13,708,370
Ralph Lauren Corp.	72,672	26,063,086
TJX Cos., Inc. (The)	1,970,612	308,893,431
Ulta Beauty, Inc.(b)	72,032	38,715,759
Williams-Sonoma, Inc.	264,361	47,904,857
		810,168,884
Consumer Staples-15.35%
Church & Dwight Co., Inc.	447,808	43,464,245
Coca-Cola Co. (The)	7,316,265	576,229,031
Colgate-Palmolive Co.	1,438,998	122,832,869
Constellation Brands, Inc., Class A(c)	264,338	41,390,044
Costco Wholesale Corp.(d)	819,537	831,444,873
Dollar Tree, Inc.(b)(c)	363,829	35,331,434
Kenvue, Inc.	3,099,796	54,339,424
Kimberly-Clark Corp.	702,944	69,190,778
Mondelez International, Inc., Class A	2,238,962	137,561,825
Monster Beverage Corp.(b)	1,847,720	142,403,780
Procter & Gamble Co. (The)	4,064,586	597,859,955
		2,652,048,258
Energy-0.71%
EOG Resources, Inc.	866,036	121,738,680
Financials-13.41%
Allstate Corp. (The)	559,418	121,539,155
Ameriprise Financial, Inc.	220,396	104,641,817
Arch Capital Group Ltd.(b)	627,447	59,268,644
Erie Indemnity Co., Class A	55,083	12,059,321
FactSet Research Systems, Inc.(c)	61,150	13,916,517
Jack Henry & Associates, Inc.(c)	125,534	19,300,852
Mastercard, Inc., Class A	1,483,805	746,235,211
Moody’s Corp.	321,981	148,706,925
Progressive Corp. (The)	1,206,408	242,825,802
T. Rowe Price Group, Inc.(c)	373,387	38,414,055
Visa, Inc., Class A	2,454,234	809,504,542
		2,316,412,841
Health Care-8.37%
Bio-Techne Corp.(c)	283,144	15,663,526
Cencora, Inc.	370,754	114,195,940
Gilead Sciences, Inc.	3,001,810	392,756,820
IDEXX Laboratories, Inc.(b)	187,450	105,121,960
Incyte Corp.(b)	378,232	36,034,163
Merck & Co., Inc.	4,536,953	495,344,529
ResMed, Inc.(c)	261,391	55,888,010
Revvity, Inc.(c)	214,164	18,550,886
Solventum Corp.(b)(c)	332,870	22,422,123
STERIS PLC	197,089	42,744,662
	Shares	Value
Health Care-(continued)
Waters Corp.(b)	107,901	$33,366,226
Zoetis, Inc.	986,651	113,435,265
		1,445,524,110
Industrials-24.51%
3M Co.	1,378,101	201,919,358
AMETEK, Inc.	388,671	91,532,020
Broadridge Financial Solutions, Inc.(c)	193,851	29,849,177
C.H. Robinson Worldwide, Inc.(c)	203,080	36,921,975
Caterpillar, Inc.	733,481	652,878,773
Cintas Corp.	609,192	106,431,934
Dover Corp.	210,533	47,666,776
Eaton Corp. PLC	656,713	284,363,296
EMCOR Group, Inc.	91,843	81,893,648
Expeditors International of Washington, Inc.	234,865	34,734,185
Fastenal Co.	2,021,567	90,829,005
GE Vernova, Inc.	502,521	544,461,403
Generac Holdings, Inc.(b)	89,463	23,191,493
General Electric Co.(d)	2,478,513	718,595,274
Hubbell, Inc.	93,651	47,590,629
Illinois Tool Works, Inc.	631,274	162,875,005
J.B. Hunt Transport Services, Inc.	114,054	28,688,003
Jacobs Solutions, Inc.	253,746	32,837,270
Johnson Controls International PLC	1,245,582	181,892,339
Leidos Holdings, Inc.	209,763	31,300,835
Lennox International, Inc.(c)	72,349	38,698,757
Parker-Hannifin Corp.	205,948	187,293,230
Rockwell Automation, Inc.	192,958	78,902,456
Snap-on, Inc.(c)	86,700	33,240,780
Trane Technologies PLC	454,225	223,723,981
United Parcel Service, Inc., Class B(c)	1,349,607	146,837,242
W.W. Grainger, Inc.	81,688	94,868,359
		4,234,017,203
Information Technology-29.18%
Accenture PLC, Class A	1,007,811	180,105,904
Adobe, Inc.(b)	1,013,512	249,425,303
Apple, Inc.(d)	2,867,910	778,207,379
Applied Materials, Inc.	1,224,101	482,895,604
AppLovin Corp., Class A(b)	603,563	269,400,345
Cisco Systems, Inc.	6,683,790	611,566,785
F5, Inc.(b)	85,956	27,841,148
Fortinet, Inc.(b)	1,749,880	147,532,383
Gartner, Inc.(b)(c)	152,560	22,653,634
KLA Corp.	322,636	564,725,923
Lam Research Corp.	2,742,277	707,123,547
Motorola Solutions, Inc.	290,313	127,456,116
NetApp, Inc.(c)	498,676	55,238,341
QUALCOMM, Inc.	1,953,654	350,837,185
Skyworks Solutions, Inc.(c)	249,208	17,486,925
Trimble, Inc.(b)(c)	468,626	31,547,902
Tyler Technologies, Inc.(b)	77,503	26,439,374
Western Digital Corp.	855,757	371,843,532
Zebra Technologies Corp., Class A(b)(c)	80,240	18,155,102
		5,040,482,432
Materials-2.24%
CF Industries Holdings, Inc.	314,530	39,064,626
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
April 30, 2026
	Shares	Value
Materials-(continued)
Corteva, Inc.	1,183,355	$95,863,589
Newmont Corp.	1,892,718	210,262,043
PPG Industries, Inc.	382,437	41,494,414
		386,684,672
Utilities-0.99%
Constellation Energy Corp.	546,921	171,186,273
Total Common Stocks & Other Equity Interests (Cost $14,323,653,533)		17,256,514,570
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $11,520,015)	11,520,015	11,520,015
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $14,335,173,548)		17,268,034,585
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.88%
Invesco Private Government Fund, 3.63%(e)(f)(g)	42,456,993	$42,456,993
Invesco Private Prime Fund, 3.78%(e)(f)(g)	109,935,533	109,946,527
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $152,404,873)		152,403,520
TOTAL INVESTMENTS IN SECURITIES-100.85% (Cost $14,487,578,421)		17,420,438,105
OTHER ASSETS LESS LIABILITIES-(0.85)%		(147,376,480)
NET ASSETS-100.00%		$17,273,061,625

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2K.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,446,281	$274,467,814	$(272,394,080)	$-	$-	$11,520,015	$418,507
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,597,862	869,469,856	(877,610,725)	-	-	42,456,993	1,248,841 *
Invesco Private Prime Fund	131,318,020	1,581,939,942	(1,603,291,117)	2,973	(23,291)	109,946,527	3,396,359 *
Total	$191,362,163	$2,725,877,612	$(2,753,295,922)	$2,973	$(23,291)	$163,923,535	$5,063,707

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P Spin-Off ETF (CSD)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.20%
Versant Media Group, Inc.	155,909	$6,265,983
Consumer Discretionary-9.08%
Liberty Live Holdings, Inc., Class C(b)(c)	62,584	5,857,862
Phinia, Inc.	56,390	4,068,539
Versigent PLC(b)	104,005	3,637,055
		13,563,456
Financials-3.25%
NCR Atleos Corp.(b)	109,345	4,852,731
Health Care-11.79%
Enhabit, Inc.(b)	77,567	1,065,771
Fortrea Holdings, Inc.(b)(c)	129,557	1,489,905
GE HealthCare Technologies, Inc.	139,923	8,512,915
Solventum Corp.(b)	96,997	6,533,718
		17,602,309
Industrials-35.67%
Amentum Holdings, Inc.(b)	179,360	4,704,613
Crane Co.	34,397	6,113,379
Everus Construction Group, Inc.(b)(c)	49,352	7,275,965
GE Vernova, Inc.	11,265	12,205,177
MasterBrand, Inc.(b)(c)	188,572	1,693,377
RXO, Inc.(b)(c)	221,285	4,419,061
U-Haul Holding Co., Series N	135,728	6,472,868
Veralto Corp.	103,658	9,142,636
Vestis Corp.(b)(c)	126,320	1,227,830
		53,254,906
Information Technology-21.29%
Qnity Electronics, Inc.	74,695	10,506,599
Ralliant Corp.(c)	142,540	6,477,017
Sandisk Corp.(b)	13,504	14,807,271
		31,790,887
Materials-8.78%
Knife River Corp.(b)(c)	69,178	6,402,424
Solstice Advanced Materials, Inc.	81,915	6,712,934
		13,115,358
	Shares	Value
Real Estate-5.93%
Curbline Properties Corp.(c)	116,275	$3,209,190
Millrose Properties, Inc.	183,926	5,641,011
		8,850,201
Total Common Stocks & Other Equity Interests (Cost $113,859,844)		149,295,831
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $103,280)	103,280	103,280
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $113,963,124)		149,399,111
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.26%
Invesco Private Government Fund, 3.63%(d)(e)(f)	5,914,623	5,914,623
Invesco Private Prime Fund, 3.78%(d)(e)(f)	15,366,593	15,368,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,282,997)		21,282,753
TOTAL INVESTMENTS IN SECURITIES-114.32% (Cost $135,246,121)		170,681,864
OTHER ASSETS LESS LIABILITIES-(14.32)%		(21,376,142)
NET ASSETS-100.00%		$149,305,722

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,848	$1,160,882	$(1,076,450)	$-	$-	$103,280	$2,532
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P Spin-Off ETF (CSD)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,518,892	$31,751,739	$(30,356,008)	$-	$-	$5,914,623	$104,722 *
Invesco Private Prime Fund	11,750,705	74,676,760	(71,058,802)	148	(681)	15,368,130	283,648 *
Total	$16,288,445	$107,589,381	$(102,491,260)	$148	$(681)	$21,386,033	$390,902

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Water Resources ETF (PHO)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%(a)
Building Products-7.87%
A.O. Smith Corp.	959,971	$59,364,607
Advanced Drainage Systems, Inc.(b)	453,512	67,686,666
Zurn Elkay Water Solutions Corp.(b)	713,095	37,052,416
		164,103,689
Chemicals-8.12%
Ecolab, Inc.	571,629	148,966,517
Hawkins, Inc.(b)	122,035	20,434,761
		169,401,278
Commercial Services & Supplies-7.04%
Tetra Tech, Inc.(b)	2,070,944	66,932,910
Veralto Corp.	904,587	79,784,574
		146,717,484
Construction & Engineering-7.62%
AECOM	899,490	75,647,109
NWPX Infrastructure, Inc.(b)(c)	52,253	5,138,560
Stantec, Inc. (Canada)	264,529	24,151,498
Valmont Industries, Inc.	106,086	53,895,931
		158,833,098
Electronic Equipment, Instruments & Components-4.47%
Badger Meter, Inc.(b)	306,549	37,064,840
Itron, Inc.(b)(c)	671,153	56,242,621
		93,307,461
Life Sciences Tools & Services-8.18%
Waters Corp.(b)(c)	551,917	170,669,294
Machinery-21.41%
Energy Recovery, Inc.(b)(c)	481,424	5,329,364
Franklin Electric Co., Inc.	276,914	27,744,014
Gorman-Rupp Co. (The)(b)	69,225	5,243,101
IDEX Corp.	420,770	91,664,744
Lindsay Corp.(b)	81,121	9,083,118
Mueller Industries, Inc.	672,767	91,112,835
Mueller Water Products, Inc., Class A	872,664	24,338,599
Pentair PLC	888,553	71,715,113
Watts Water Technologies, Inc., Class A	133,377	40,034,440
Xylem, Inc.(b)	680,249	80,378,222
		446,643,550
Software-8.57%
Roper Technologies, Inc.(b)	504,008	178,827,079
Trading Companies & Distributors-12.61%
Core & Main, Inc., Class A(b)(c)	1,627,283	81,966,245
Ferguson Enterprises, Inc.	675,995	180,970,621
		262,936,866
	Shares	Value
Water Utilities-14.09%
American States Water Co.(b)	195,225	$14,698,490
American Water Works Co., Inc.(b)	1,129,105	144,999,664
California Water Service Group	310,108	13,098,962
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	821,804	27,637,269
Consolidated Water Co. Ltd.(b)	54,802	1,756,404
Essential Utilities, Inc.	1,827,440	69,808,208
H2O America(b)	273,196	15,350,883
Middlesex Water Co.(b)	94,389	4,802,512
York Water Co. (The)(b)	60,398	1,752,750
		293,905,142
Total Common Stocks & Other Equity Interests (Cost $1,693,537,616)		2,085,344,941

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $1,755,597)	1,755,597	1,755,597
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,695,293,213)		2,087,100,538
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.34%
Invesco Private Government Fund, 3.63%(d)(e)(f)	24,849,737	24,849,737
Invesco Private Prime Fund, 3.78%(d)(e)(f)	65,590,637	65,597,196
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,448,248)		90,446,933
TOTAL INVESTMENTS IN SECURITIES-104.40% (Cost $1,785,741,461)		2,177,547,471
OTHER ASSETS LESS LIABILITIES-(4.40)%		(91,764,329)
NET ASSETS-100.00%		$2,085,783,142

Investment Abbreviations:
ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Water Resources ETF (PHO)—(continued)
April 30, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,261,782	$34,239,126	$(33,745,311)	$-	$-	$1,755,597	$65,738
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,670,601	319,467,233	(308,288,097)	-	-	24,849,737	503,116 *
Invesco Private Prime Fund	34,437,994	692,451,176	(661,285,954)	550	(6,570)	65,597,196	1,337,383 *
Total	$49,370,377	$1,046,157,535	$(1,003,319,362)	$550	$(6,570)	$92,202,530	$1,906,237

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco WilderHill Clean Energy ETF (PBW)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-2.44%
Archer Aviation, Inc., Class A(b)(c)	928,014	$5,326,800
BETA Technologies, Inc.(b)(c)	355,209	5,658,480
		10,985,280
Automobile Components-3.93%
Gentherm, Inc.(b)	190,828	5,743,923
QuantumScape Corp.(b)(c)	792,825	5,779,694
Solid Power, Inc.(b)(c)	1,785,950	6,161,528
		17,685,145
Automobiles-6.27%
NIO, Inc., ADR (China)(b)	960,413	6,137,039
Niu Technologies, ADR (China)(b)	1,888,496	5,854,338
Rivian Automotive, Inc., Class A(b)(c)	354,414	5,812,390
Tesla, Inc.(b)	14,678	5,601,565
XPeng, Inc., ADR (China)(b)(c)	296,297	4,829,641
		28,234,973
Chemicals-4.39%
Albemarle Corp.	33,440	6,577,648
Aspen Aerogels, Inc.(b)(c)	1,714,621	6,361,244
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(b)	74,127	6,832,285
		19,771,177
Construction & Engineering-7.90%
Ameresco, Inc., Class A(b)	201,689	5,967,977
Cadeler A/S, ADR (Denmark)(b)	245,676	6,800,312
MYR Group, Inc.(b)	20,374	8,247,599
Quanta Services, Inc.	9,580	6,972,036
Solv Energy, Inc., Class A(b)(c)	190,446	7,587,369
		35,575,293
Electrical Equipment-29.57%
American Superconductor Corp.(b)	176,045	9,425,449
Amprius Technologies, Inc.(b)	299,230	6,301,784
Array Technologies, Inc.(b)	828,132	6,409,742
Ballard Power Systems, Inc. (Canada)(b)(c)	2,177,660	7,404,044
Bloom Energy Corp., Class A(b)	38,627	10,945,347
Energy Vault Holdings, Inc.(b)(c)	1,580,244	7,284,925
Enovix Corp.(b)(c)	1,113,446	7,426,685
Eos Energy Enterprises, Inc.(b)(c)	1,015,114	6,801,264
Fluence Energy, Inc.(b)	352,986	4,299,369
FuelCell Energy, Inc.(b)(c)	833,025	10,829,325
Hyliion Holdings Corp.(b)(c)	2,942,056	5,619,327
Nextpower, Inc., Class A(b)	47,728	5,685,837
Plug Power, Inc.(b)(c)	2,366,158	7,406,074
Powell Industries, Inc.(c)	30,071	8,337,786
Preformed Line Products Co.	20,377	6,770,258
SES AI Corp.(b)(c)	5,323,834	5,590,026
Shoals Technologies Group, Inc., Class A(b)	895,802	7,112,668
Sunrun, Inc.(b)	438,993	5,588,381
T1 Energy, Inc. (Norway)(b)(c)	817,303	3,923,054
		133,161,345
Electronic Equipment, Instruments & Components-4.08%
Advanced Energy Industries, Inc.	16,590	6,369,067
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Bel Fuse, Inc., Class B	25,339	$6,989,510
Itron, Inc.(b)	59,795	5,010,821
		18,369,398
Food Products-1.41%
Darling Ingredients, Inc.(b)	99,012	6,359,541
Independent Power and Renewable Electricity Producers-2.44%
Brookfield Renewable Corp. (Canada)	140,927	5,110,013
Ormat Technologies, Inc.	51,272	5,891,153
		11,001,166
Machinery-1.47%
ESCO Technologies, Inc.	20,399	6,608,256
Metals & Mining-15.31%
Atlas Lithium Corp. (Poland)(b)(c)	462,416	2,473,926
Ioneer Ltd., ADR (Australia)(b)(c)	1,882,070	7,208,328
Lifezone Metals Ltd. (Isle of Man)(b)(c)	1,681,686	9,215,639
Lithium Americas Corp. (Canada)(b)	1,418,705	8,129,180
Lithium Argentina AG (Canada)(b)(c)	891,608	9,067,653
MP Materials Corp.(b)(c)	102,598	6,775,572
Sigma Lithium Corp. (Brazil)(b)(c)	540,136	11,920,802
Standard Lithium Ltd. (Canada)(b)(c)	1,552,825	5,993,904
USA Rare Earth, Inc.(b)(c)	314,229	8,160,527
		68,945,531
Oil, Gas & Consumable Fuels-3.82%
Gevo, Inc.(b)(c)	2,378,695	4,543,308
OPAL Fuels, Inc., Class A(b)(c)	2,687,440	5,804,870
REX American Resources Corp.(b)	141,900	6,882,150
		17,230,328
Passenger Airlines-1.20%
Joby Aviation, Inc.(b)(c)	588,892	5,411,917
Semiconductors & Semiconductor Equipment-11.32%
Canadian Solar, Inc. (Canada)(b)(c)	426,507	6,521,292
Enphase Energy, Inc.(b)	134,042	4,418,024
First Solar, Inc.(b)	29,427	5,941,017
JinkoSolar Holding Co. Ltd., ADR (China)	233,857	5,460,561
Monolithic Power Systems, Inc.	5,201	8,396,546
Navitas Semiconductor Corp.(b)(c)	608,876	10,046,454
SolarEdge Technologies, Inc.(b)	117,028	5,015,820
Universal Display Corp.	59,485	5,180,549
		50,980,263
Software-1.49%
D-Wave Quantum, Inc. (Canada)(b)(c)	332,317	6,739,389
Specialty Retail-1.33%
EVgo, Inc.(b)(c)	2,852,104	5,989,418
Technology Hardware, Storage & Peripherals-1.64%
IonQ, Inc.(b)(c)	163,693	7,385,828
Total Common Stocks & Other Equity Interests (Cost $439,558,942)		450,434,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
April 30, 2026
	Shares	Value

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $415,150)	415,150	$415,150
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $439,974,092)		450,849,398
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.78%
Invesco Private Government Fund, 3.63%(d)(e)(f)	32,365,864	32,365,864
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	83,712,780	$83,721,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,089,790)		116,087,015
TOTAL INVESTMENTS IN SECURITIES-125.88% (Cost $556,063,882)		566,936,413
OTHER ASSETS LESS LIABILITIES-(25.88)%		(116,562,344)
NET ASSETS-100.00%		$450,374,069

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$453,923	$12,531,365	$(12,570,138)	$-	$-	$415,150	$20,380
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,006,372	327,355,185	(311,995,693)	-	-	32,365,864	1,213,689 *
Invesco Private Prime Fund	43,541,274	645,782,500	(605,595,088)	(243)	(7,292)	83,721,151	3,269,974 *
Total	$61,001,569	$985,669,050	$(930,160,919)	$(243)	$(7,292)	$116,502,165	$4,504,043

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	10.86%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

31

Statements of Assets and Liabilities
April 30, 2026

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Assets:
Unaffiliated investments in securities, at value(a)	$8,015,306,861	$112,504,939	$1,468,463,999	$254,065,068
Affiliated investments in securities, at value	549,495,034	4,465,787	24,279,371	81,216,149
Cash	-	-	-	-
Due from broker	-	-	-	6,524
Foreign currencies, at value	-	-	-	600,169
Receivable for:
Dividends	1,724,481	90,984	481,804	176,854
Securities lending	73,323	322	3,932	143,638
Investments sold	21,787,370	-	-	-
Fund shares sold	-	-	-	48,939
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	754	-	273,652
Other assets	3,603	-	1,371	902
Total assets	8,588,390,672	117,062,786	1,493,230,477	336,531,895
Liabilities:
Other investments:
Options written, at value	-	-	-	-
Due to custodian	-	7,631	-	238,832
Due to foreign custodian	-	-	-	-
Due to broker	-	-	-	501
Payable for:
Investments purchased	-	-	-	49,432
Collateral upon return of securities loaned	546,863,860	4,465,822	22,483,488	81,222,216
Fund shares repurchased	21,778,149	-	-	-
Expenses recaptured	-	-	-	3,988
Accrued unitary management fees	-	35,567	-	-
Accrued advisory fees	3,357,233	-	571,442	99,906
Accrued trustees’ and officer’s fees	151,322	-	270,262	138,051
Accrued expenses	1,888,806	-	539,252	145,795
Total liabilities	574,039,370	4,509,020	23,864,444	81,898,721
Net Assets	$8,014,351,302	$112,553,766	$1,469,366,033	$254,633,174
Net assets consist of:
Shares of beneficial interest	$5,929,540,501	$179,321,474	$2,188,777,989	$406,795,650
Distributable earnings (loss)	2,084,810,801	(66,767,708)	(719,411,956)	(152,162,476)
Net Assets	$8,014,351,302	$112,553,766	$1,469,366,033	$254,633,174
Shares outstanding (unlimited amount authorized, $0.01 par value)	47,840,000	1,452,822	10,750,000	4,189,963
Net asset value	$167.52	$77.47	$136.69	$60.77
Market price	$167.49	$77.43	$136.70	$60.74
Unaffiliated investments in securities, at cost	$5,771,345,669	$105,718,252	$1,114,622,168	$256,026,471
Affiliated investments in securities, at cost	$549,502,457	$4,465,822	$24,279,503	$81,222,216
Foreign currencies, at cost	$-	$-	$-	$597,557
Premium received on written options	$-	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$560,406,988	$4,530,195	$22,514,462	$80,219,189
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$114,327,341	$147,010,727	$343,863,214	$17,256,514,570	$149,295,831	$2,085,344,941	$450,434,248
33,581,526	23,568,715	64,817	163,923,535	21,386,033	92,202,530	116,502,165
134	-	-	-	-	-	-
-	-	488	-	-	-	-
-	-	-	-	-	-	-

171,483	216,803	146,686	10,714,828	4,437	939,900	3,155
22,953	19,680	-	17,079	1,636	9,279	143,168
-	1	55,593	-	-	-	1,142,164
-	-	2,257,426	17,834,861	1,276,119	-	4,202,605
5,381	8,223	-	814,359	671	-	-
-	18,623	-	-	-	-	-
815	814	-	7,644	784	1,785	897
148,109,633	170,843,586	346,388,224	17,449,826,876	171,965,511	2,178,498,435	572,428,402

-	-	6,487,200	-	-	-	-
-	-	33,069	-	-	-	-
-	39,088	-	-	-	-	-
2,272	-	-	-	-	-	-

-	132,125	2,299,107	17,761,395	1,275,244	-	4,187,933
33,143,814	23,318,053	-	152,404,873	21,282,997	90,448,248	116,089,790
2,209	-	-	-	-	-	1,146,165
-	-	-	-	-	-	-
-	-	78,641	-	-	-	-
46,862	59,467	-	2,057,956	52,796	841,137	181,473
145,239	98,095	-	232,231	16,353	355,580	187,685
121,008	101,899	-	4,308,796	32,399	1,070,328	261,287
33,461,404	23,748,727	8,898,017	176,765,251	22,659,789	92,715,293	122,054,333
$114,648,229	$147,094,859	$337,490,207	$17,273,061,625	$149,305,722	$2,085,783,142	$450,374,069

$510,989,728	$246,805,179	$328,855,789	$15,359,607,272	$262,201,914	$2,032,454,982	$2,132,779,265
(396,341,499)	(99,710,320)	8,634,418	1,913,454,353	(112,896,192)	53,328,160	(1,682,405,196)
$114,648,229	$147,094,859	$337,490,207	$17,273,061,625	$149,305,722	$2,085,783,142	$450,374,069
4,290,000	2,950,000	14,950,000	213,070,000	1,170,000	30,350,000	11,788,273
$26.72	$49.86	$22.57	$81.07	$127.61	$68.72	$38.21
$26.71	$49.85	$22.58	$81.07	$127.65	$68.75	$38.19
$158,520,771	$149,612,115	$268,746,441	$14,323,653,533	$113,859,844	$1,693,537,616	$439,558,942
$33,581,751	$23,569,090	$47,011	$163,924,888	$21,386,277	$92,203,845	$116,504,940
$-	$(38,992)	$-	$-	$-	$-	$-
$-	$-	$5,936,872	$-	$-	$-	$-
$33,275,831	$21,716,169	$-	$151,767,995	$21,444,030	$90,476,468	$118,612,785

33

Statements of Operations
For the year ended April 30, 2026

	Invesco Aerospace & Defense ETF (PPA)	Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	Invesco Dorsey Wright Momentum ETF (PDP)	Invesco Global Listed Private Equity ETF (PSP)
Investment income:
Unaffiliated dividend income	$62,004,858	$1,959,970	$6,511,026	$8,717,025
Affiliated dividend income	135,816	2,074	101,693	8,367
Non-cash dividend income	-	-	-	-
Securities lending income, net	727,928	6,163	104,584	797,229
Foreign withholding tax claims	-	-	-	152,237
Foreign withholding tax	(155,633)	-	(6,826)	(406,525)
Total investment income	62,712,969	1,968,207	6,710,477	9,268,333
Expenses:
Unitary management fees	-	432,702	-	-
Advisory fees	33,688,203	-	6,608,878	1,484,317
Sub-licensing fees	4,046,473	-	1,321,778	296,861
Accounting & administration fees	397,369	-	93,896	32,556
Professional fees	54,704	-	37,861	51,833
Custodian & transfer agent fees	40,063	-	14,533	30,268
Trustees’ and officer’s fees	58,411	-	53,271	29,450
Recapture (Note 3)	-	-	-	-
Other expenses	544,861	-	58,930	37,130
Total expenses	38,830,084	432,702	8,189,147	1,962,415
Less: Waivers	(3,407)	(53)	(1,069)	(210)
Net expenses	38,826,677	432,649	8,188,078	1,962,205
Net investment income (loss)	23,886,292	1,535,558	(1,477,601)	7,306,128
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(37,907,046)	(640,609)	(71,907,597)	(1,414,908)
Affiliated investment securities	(63,046)	(182)	(554,360)	(5,246)
Unaffiliated in-kind redemptions	494,194,084	7,074,823	296,045,321	18,967,300
Affiliated in-kind redemptions	-	-	(737)	-
Short Sales	-	-	-	-
Foreign currencies	-	-	-	58,299
Options written	-	-	-	-
Net realized gain (loss)	456,223,992	6,434,032	223,582,627	17,605,445
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,413,114,746	8,558,709	191,335,632	(27,725,047)
Affiliated investment securities	10,294	(35)	208	(3,359)
Foreign currencies	-	-	-	2,170
Options written	-	-	-	-
Change in net unrealized appreciation (depreciation)	1,413,125,040	8,558,674	191,335,840	(27,726,236)
Net realized and unrealized gain (loss)	1,869,349,032	14,992,706	414,918,467	(10,120,791)
Net increase (decrease) in net assets resulting from operations	$1,893,235,324	$16,528,264	$413,440,866	$(2,814,663)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Golden Dragon China ETF (PGJ)	Invesco MSCI Sustainable Future ETF (ERTH)	Invesco S&P 500 BuyWrite ETF (PBP)	Invesco S&P 500® Quality ETF (SPHQ)	Invesco S&P Spin-Off ETF (CSD)	Invesco Water Resources ETF (PHO)	Invesco WilderHill Clean Energy ETF (PBW)

$2,276,060	$2,244,165	$3,362,711	$213,387,754	$670,853	$24,626,955	$1,089,493
10,248	9,816	13,185	418,507	2,532	65,738	20,380
-	-	-	-	-	-	340,751
1,507,444	224,700	-	153,236	18,167	64,018	2,393,180
-	-	-	-	-	-	-
-	(196,269)	(756)	-	-	-	(47,991)
3,793,752	2,282,412	3,375,140	213,959,497	691,552	24,756,711	3,795,813

-	-	800,212	-	-	-	-
695,355	715,706	-	22,687,254	425,123	10,762,493	2,412,365
139,070	71,576	-	6,049,923	42,514	1,614,382	482,470
20,669	20,774	-	950,775	16,053	147,772	31,808
38,027	51,590	-	84,866	33,052	40,477	34,247
5,794	51,221	-	90,694	4,975	15,218	10,417
29,689	22,856	-	108,307	10,661	69,698	37,335
8,127	-	-	-	-	-	-
36,767	43,859	-	899,142	30,189	121,237	52,664
973,498	977,582	800,212	30,870,961	562,567	12,771,277	3,061,306
(260)	(47,404)	(290)	(8,194,332)	(9,970)	(1,660)	(523)
973,238	930,178	799,922	22,676,629	552,597	12,769,617	3,060,783
2,820,514	1,352,234	2,575,218	191,282,868	138,955	11,987,094	735,030

(14,356,223)	(9,670,745)	(5,875,023)	(326,670,222)	9,559,574	11,431,306	(80,600,632)
(3,546)	(2,365)	(6,849)	(23,291)	(681)	(6,570)	(7,292)
4,657,000	50,057	12,638,116	1,025,412,223	10,334,936	70,095,139	242,314,852
-	-	1,961	-	-	-	-
-	-	(249,207)	-	-	-	-
-	(23,250)	-	-	-	-	-
-	-	(26,173,319)	-	-	-	-
(9,702,769)	(9,646,303)	(19,664,321)	698,718,710	19,893,829	81,519,875	161,706,928

11,866,502	44,060,835	56,774,625	2,257,811,914	27,541,382	28,067,934	176,502,267
(225)	1,226	31,481	2,973	148	550	(243)
-	(2,957)	-	-	-	-	-
-	-	3,105,125	-	-	-	-
11,866,277	44,059,104	59,911,231	2,257,814,887	27,541,530	28,068,484	176,502,024
2,163,508	34,412,801	40,246,910	2,956,533,597	47,435,359	109,588,359	338,208,952
$4,984,022	$35,765,035	$42,822,128	$3,147,816,465	$47,574,314	$121,575,453	$338,943,982

35

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco Aerospace & Defense ETF (PPA)		Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$23,886,292	$22,826,436	$1,535,558	$3,044,066
Net realized gain (loss)	456,223,992	438,078,107	6,434,032	3,853,733
Change in net unrealized appreciation (depreciation)	1,413,125,040	278,871,019	8,558,674	508,621
Net increase (decrease) in net assets resulting from operations	1,893,235,324	739,775,562	16,528,264	7,406,420
Distributions to Shareholders from:
Distributable earnings	(27,809,449)	(23,576,409)	(1,865,006)	(1,377,581)
Shareholder Transactions:
Proceeds from shares sold	2,302,988,532	1,855,830,446	32,863,513	72,437,051
Value of shares repurchased	(868,961,199)	(976,292,704)	(38,527,192)	(85,617,012)
Net increase (decrease) in net assets resulting from share transactions	1,434,027,333	879,537,742	(5,663,679)	(13,179,961)
Net increase (decrease) in net assets	3,299,453,208	1,595,736,895	8,999,579	(7,151,122)
Net assets:
Beginning of year	4,714,898,094	3,119,161,199	103,554,187	110,705,309
End of year	$8,014,351,302	$4,714,898,094	$112,553,766	$103,554,187
Changes in Shares Outstanding:
Shares sold	14,680,000	16,370,000	440,000	1,010,000
Shares repurchased	(5,570,000)	(8,480,000)	(510,000)	(1,210,000)
Shares outstanding, beginning of year	38,730,000	30,840,000	1,522,822	1,722,822
Shares outstanding, end of year	47,840,000	38,730,000	1,452,822	1,522,822
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Dorsey Wright Momentum ETF (PDP)		Invesco Global Listed Private Equity ETF (PSP)		Invesco Golden Dragon China ETF (PGJ)		Invesco MSCI Sustainable Future ETF (ERTH)
2026	2025	2026	2025	2026	2025	2026	2025

$(1,477,601)	$1,018,829	$7,306,128	$6,383,013	$2,820,514	$3,513,953	$1,352,234	$1,791,554
223,582,627	190,265,092	17,605,445	(4,028,476)	(9,702,769)	(5,999,879)	(9,646,303)	(29,287,119)
191,335,840	(102,698,516)	(27,726,236)	16,944,560	11,866,277	13,887,482	44,059,104	25,474,200
413,440,866	88,585,405	(2,814,663)	19,299,097	4,984,022	11,401,556	35,765,035	(2,021,365)

(1,800,430)	(2,211,301)	(17,182,298)	(21,054,416)	(4,432,335)	(7,683,520)	(2,171,122)	(1,537,286)

1,115,088,525	1,091,754,696	127,024,812	50,922,891	7,992,886	47,731,342	-	-
(1,242,531,616)	(1,180,877,913)	(87,631,144)	(50,901,124)	(35,803,661)	(56,944,540)	(24,452,327)	(39,293,300)
(127,443,091)	(89,123,217)	39,393,668	21,767	(27,810,775)	(9,213,198)	(24,452,327)	(39,293,300)
284,197,345	(2,749,113)	19,396,707	(1,733,552)	(27,259,088)	(5,495,162)	9,141,586	(42,851,951)

1,185,168,688	1,187,917,801	235,236,467	236,970,019	141,907,317	147,402,479	137,953,273	180,805,224
$1,469,366,033	$1,185,168,688	$254,633,174	$235,236,467	$114,648,229	$141,907,317	$147,094,859	$137,953,273

9,800,000	10,590,000	1,900,000	750,000	250,000	1,650,000	-	-
(10,880,000)	(11,580,000)	(1,400,000)	(800,000)	(1,230,000)	(2,300,000)	(550,000)	(950,000)
11,830,000	12,820,000	3,689,963	3,739,963	5,270,000	5,920,000	3,500,000	4,450,000
10,750,000	11,830,000	4,189,963	3,689,963	4,290,000	5,270,000	2,950,000	3,500,000

37

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco S&P 500 BuyWrite ETF (PBP)		Invesco S&P 500® Quality ETF (SPHQ)
	2026	2025	2026	2025
Operations:
Net investment income	$2,575,218	$1,132,256	$191,282,868	$127,810,589
Net realized gain (loss)	(19,664,321)	9,791,188	698,718,710	1,934,112,815
Change in net unrealized appreciation (depreciation)	59,911,231	(4,883,940)	2,257,814,887	(692,829,991)
Net increase (decrease) in net assets resulting from operations	42,822,128	6,039,504	3,147,816,465	1,369,093,413
Distributions to Shareholders from:
Distributable earnings	(32,460,178)	(4,755,594)	(183,069,958)	(129,366,396)
Return of capital	-	(6,116,501)	-	-
Total distributions to shareholders	(32,460,178)	(10,872,095)	(183,069,958)	(129,366,396)
Shareholder Transactions:
Proceeds from shares sold	219,073,116	62,227,637	7,281,443,745	9,296,703,199
Value of shares repurchased	(25,986,334)	(21,053,983)	(5,377,122,235)	(6,750,762,992)
Net increase (decrease) in net assets resulting from share transactions	193,086,782	41,173,654	1,904,321,510	2,545,940,207
Net increase (decrease) in net assets	203,448,732	36,341,063	4,869,068,017	3,785,667,224
Net assets:
Beginning of year	134,041,475	97,700,412	12,403,993,608	8,618,326,384
End of year	$337,490,207	$134,041,475	$17,273,061,625	$12,403,993,608
Changes in Shares Outstanding:
Shares sold	9,900,000	2,700,000	101,640,000	141,210,000
Shares repurchased	(1,150,000)	(950,000)	(75,930,000)	(101,660,000)
Shares outstanding, beginning of year	6,200,000	4,450,000	187,360,000	147,810,000
Shares outstanding, end of year	14,950,000	6,200,000	213,070,000	187,360,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P Spin-Off ETF (CSD)		Invesco Water Resources ETF (PHO)		Invesco WilderHill Clean Energy ETF (PBW)
2026	2025	2026	2025	2026	2025

$138,955	$127,507	$11,987,094	$10,574,015	$735,030	$4,641,453
19,893,829	6,620,348	81,519,875	127,458,245	161,706,928	(278,129,567)
27,541,530	(3,729,654)	28,068,484	(92,148,343)	176,502,024	203,801,846
47,574,314	3,018,201	121,575,453	45,883,917	338,943,982	(69,686,268)

(131,331)	(130,426)	(11,788,765)	(10,778,801)	(4,793,728)	(6,224,546)
-	-	-	-	-	-
(131,331)	(130,426)	(11,788,765)	(10,778,801)	(4,793,728)	(6,224,546)

62,495,568	23,452,998	103,905,363	408,693,901	896,418,706	284,162,773
(22,333,752)	(20,653,272)	(185,808,662)	(445,952,061)	(1,001,020,174)	(289,149,886)
40,161,816	2,799,726	(81,903,299)	(37,258,160)	(104,601,468)	(4,987,113)
87,604,799	5,687,501	27,883,389	(2,153,044)	229,548,786	(80,897,927)

61,700,923	56,013,422	2,057,899,753	2,060,052,797	220,825,283	301,723,210
$149,305,722	$61,700,923	$2,085,783,142	$2,057,899,753	$450,374,069	$220,825,283

540,000	290,000	1,500,000	6,060,000	31,600,000	14,280,000
(210,000)	(270,000)	(2,610,000)	(6,680,000)	(33,970,000)	(14,950,000)
840,000	820,000	31,460,000	32,080,000	14,158,273	14,828,273
1,170,000	840,000	30,350,000	31,460,000	11,788,273	14,158,273

39

Financial Highlights
Invesco Aerospace & Defense ETF (PPA)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$121.74	$101.14	$80.29	$72.68	$75.01
Net investment income(a)	0.55	0.62	0.61	0.61	0.44
Net realized and unrealized gain (loss) on investments	45.89	20.61	20.86	7.66	(2.38)
Total from investment operations	46.44	21.23	21.47	8.27	(1.94)
Distributions to shareholders from:
Net investment income	(0.66)	(0.63)	(0.62)	(0.66)	(0.39)
Net asset value at end of year	$167.52	$121.74	$101.14	$80.29	$72.68
Market price at end of year(b)	$167.49	$121.74	$101.16	$80.29	$72.65
Net Asset Value Total Return(c)	38.20%	21.03%	26.87%	11.51%	(2.59)%
Market Price Total Return(c)	38.18%	21.01%	26.90%	11.55%	(2.58)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$8,014,351	$4,714,898	$3,119,161	$1,879,496	$1,456,410
Ratio to average net assets of:
Expenses	0.58%	0.58%	0.57%	0.58%	0.58%
Net investment income	0.35%	0.55%	0.70%	0.80%	0.59%
Portfolio turnover rate(d)	14%	15%	18%	19%	26%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$68.00	$64.26	$55.23	$56.37	$60.80
Net investment income(a)	1.05	1.91	0.74	0.58	0.38
Net realized and unrealized gain (loss) on investments	9.71	2.71	9.15	(1.33)	(4.48)
Total from investment operations	10.76	4.62	9.89	(0.75)	(4.10)
Distributions to shareholders from:
Net investment income	(1.29)	(0.88)	(0.86)	(0.39)	(0.33)
Net asset value at end of year	$77.47	$68.00	$64.26	$55.23	$56.37
Market price at end of year(b)	$77.43	$67.94	$64.23	$55.22	$56.30
Net Asset Value Total Return(c)	15.89%	7.15%	18.01%	(1.30)%	(6.78)%
Market Price Total Return(c)	15.93%	7.11%	17.97%	(1.19)%	(6.90)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$112,554	$103,554	$110,705	$118,909	$121,354
Ratio to average net assets of:
Expenses	0.40%	0.40%	0.72%	0.75%(d)	0.75%
Net investment income	1.42%	2.75%	1.26%	1.05%	0.62%
Portfolio turnover rate(e)	170%	191%	196%	104%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended April 30, 2024, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco Dorsey Wright Momentum ETF (PDP)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$100.18	$92.66	$75.23	$74.56	$87.48
Net investment income (loss)(a)	(0.13)	0.08	0.16	0.51	(0.12)
Net realized and unrealized gain (loss) on investments	36.80	7.62	17.53	0.61	(12.80)
Total from investment operations	36.67	7.70	17.69	1.12	(12.92)
Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.26)	(0.45)	-
Net asset value at end of year	$136.69	$100.18	$92.66	$75.23	$74.56
Market price at end of year(b)	$136.70	$100.02	$92.63	$75.20	$74.53
Net Asset Value Total Return(c)	36.64%	8.29%	23.56%	1.52%	(14.77)%
Market Price Total Return(c)	36.86%	8.16%	23.57%	1.52%	(14.77)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,469,366	$1,185,169	$1,187,918	$1,014,810	$1,226,528
Ratio to average net assets of:
Expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	(0.11)%	0.08%	0.20%	0.69%	(0.14)%
Portfolio turnover rate(d)	154%	109%	97%	140%	173%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco Global Listed Private Equity ETF (PSP)
	Years Ended April 30,
	2026	2025	2024	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$63.75	$63.36	$52.15	$56.25	$78.10
Net investment income(b)	1.63	1.62	1.45	1.40	2.05
Net realized and unrealized gain (loss) on investments	(0.74)	4.21	12.76	(4.65)	(15.85)
Total from investment operations	0.89	5.83	14.21	(3.25)	(13.80)
Distributions to shareholders from:
Net investment income	(3.87)	(5.44)	(3.00)	(0.85)	(8.05)
Net asset value at end of year	$60.77	$63.75	$63.36	$52.15	$56.25
Market price at end of year(c)	$60.74	$63.54	$63.19	$52.20	$56.35
Net Asset Value Total Return(d)	0.97%	9.46%	28.08%	(5.65)%	(19.85)%
Market Price Total Return(d)	1.24%	9.37%	27.62%	(5.73)%	(19.61)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$254,633	$235,236	$236,970	$173,148	$195,125
Ratio to average net assets of:
Expenses, after Waivers(e)	0.66%	0.65%	0.68%	0.67%	0.65%
Expenses, prior to Waivers(e)	0.66%	0.65%	0.69%	0.67%	0.65%
Net investment income	2.46%	2.45%	2.56%	2.81%	2.73%
Portfolio turnover rate(f)	27%	39%	40%	38%	62%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 14, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco Golden Dragon China ETF (PGJ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$26.93	$24.90	$26.81	$27.54	$63.49
Net investment income(a)	0.60	0.63	0.45	0.19	0.14
Net realized and unrealized gain (loss) on investments	0.10	2.70	(1.73)	(0.67)	(36.09)
Total from investment operations	0.70	3.33	(1.28)	(0.48)	(35.95)
Distributions to shareholders from:
Net investment income	(0.91)	(1.30)	(0.63)	(0.25)	-
Net asset value at end of year	$26.72	$26.93	$24.90	$26.81	$27.54
Market price at end of year(b)	$26.71	$26.93	$24.92	$26.82	$27.57
Net Asset Value Total Return(c)	2.19%	14.17%	(4.85)%	(1.80)%	(56.62)%
Market Price Total Return(c)	2.15%	14.08%	(4.81)%	(1.88)%	(56.60)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$114,648	$141,907	$147,402	$200,541	$239,006
Ratio to average net assets of:
Expenses, after Waivers	0.70%	0.70%	0.71%	0.70%	0.70%
Expenses, prior to Waivers	0.70%	0.70%	0.71%	0.74%	0.71%
Net investment income	2.03%	2.42%	1.71%	0.69%	0.35%
Portfolio turnover rate(d)	23%	25%	38%	24%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco MSCI Sustainable Future ETF (ERTH)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$39.42	$40.63	$46.55	$54.86	$74.89
Net investment income(a)	0.44	0.46	0.42	0.53	0.54
Net realized and unrealized gain (loss) on investments	10.70	(1.29)	(5.88)	(8.25)	(10.40)
Total from investment operations	11.14	(0.83)	(5.46)	(7.72)	(9.86)
Distributions to shareholders from:
Net investment income	(0.70)	(0.38)	(0.46)	(0.59)	(0.52)
Net realized gains	-	-	-	-	(9.65)
Total distributions	(0.70)	(0.38)	(0.46)	(0.59)	(10.17)
Net asset value at end of year	$49.86	$39.42	$40.63	$46.55	$54.86
Market price at end of year(b)	$49.85	$39.24	$40.36	$46.53	$54.67
Net Asset Value Total Return(c)	28.44%	(2.08)%	(11.86)%	(14.22)%	(15.38)%
Market Price Total Return(c)	29.00%	(1.88)%	(12.40)%	(13.95)%	(15.57)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$147,095	$137,953	$180,805	$279,280	$386,737
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.66%	0.61%(d)	0.55%
Expenses, prior to Waivers	0.68%	0.67%	0.66%	0.62%(d)	0.55%
Net investment income	0.94%	1.10%	0.92%	1.02%	0.83%
Portfolio turnover rate(e)	23%	31%	29%	37%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P 500 BuyWrite ETF (PBP)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$21.62	$21.96	$21.48	$22.09	$21.79
Net investment income(a)	0.21	0.24	0.25	0.26	0.21
Net realized and unrealized gain (loss) on investments	3.30	1.75	1.56	(0.60)	1.57
Total from investment operations	3.51	1.99	1.81	(0.34)	1.78
Distributions to shareholders from:
Net investment income	(2.28)	(1.02)	(0.26)	(0.27)	(0.24)
Net realized gains	(0.28)	-	-	-	(1.24)
Return of capital	-	(1.31)	(1.07)	-	-
Total distributions	(2.56)	(2.33)	(1.33)	(0.27)	(1.48)
Net asset value at end of year	$22.57	$21.62	$21.96	$21.48	$22.09
Market price at end of year(b)	$22.58	$21.59	$21.96	$21.47	$22.02
Net Asset Value Total Return(c)	17.08%	9.09%	8.70%	(1.47)%	8.06%
Market Price Total Return(c)	17.28%	8.94%	8.75%	(1.21)%	7.86%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$337,490	$134,041	$97,700	$93,419	$138,047
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.43%	0.49%	0.49%
Net investment income	0.93%	1.08%	1.15%	1.26%	0.92%
Portfolio turnover rate(d)	57%	41%	12%	38%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco S&P 500® Quality ETF (SPHQ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$66.20	$58.31	$48.11	$46.37	$45.73
Net investment income(a)	0.94	0.76	0.80	0.82	0.70
Net realized and unrealized gain on investments	14.83	7.90	10.18	1.76	0.60
Total from investment operations	15.77	8.66	10.98	2.58	1.30
Distributions to shareholders from:
Net investment income	(0.90)	(0.77)	(0.78)	(0.84)	(0.66)
Net asset value at end of year	$81.07	$66.20	$58.31	$48.11	$46.37
Market price at end of year(b)	$81.07	$66.12	$58.30	$48.11	$46.36
Net Asset Value Total Return(c)	23.96%	14.84%	22.97%	5.78%	2.76%
Market Price Total Return(c)	24.10%	14.72%	22.95%	5.80%	2.70%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$17,273,062	$12,403,994	$8,618,326	$4,817,491	$3,657,788
Ratio to average net assets of:
Expenses, after Waivers	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, prior to Waivers	0.20%	0.21%	0.23%	0.19%	0.19%
Net investment income	1.26%	1.15%	1.50%	1.82%	1.40%
Portfolio turnover rate(d)	38%	57%	47%	65%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P Spin-Off ETF (CSD)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$73.45	$68.31	$55.52	$56.87	$64.57
Net investment income(a)	0.16	0.15	0.31	0.50	0.38
Net realized and unrealized gain (loss) on investments	54.16	5.13	12.81	(1.40)	(7.63)
Total from investment operations	54.32	5.28	13.12	(0.90)	(7.25)
Distributions to shareholders from:
Net investment income	(0.16)	(0.14)	(0.33)	(0.45)	(0.45)
Net asset value at end of year	$127.61	$73.45	$68.31	$55.52	$56.87
Market price at end of year(b)	$127.65	$73.45	$68.35	$55.50	$56.92
Net Asset Value Total Return(c)	74.01%	7.70%	23.69%	(1.53)%	(11.24)%
Market Price Total Return(c)	74.06%	7.64%	23.80%	(1.65)%	(11.16)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$149,306	$61,701	$56,013	$52,744	$64,836
Ratio to average net assets of:
Expenses, after Waivers	0.65%	0.65%	0.64%	0.65%	0.65%
Expenses, prior to Waivers	0.66%	0.67%	0.64%	0.71%	0.65%
Net investment income	0.16%	0.19%	0.51%	0.93%	0.60%
Portfolio turnover rate(d)	117%	74%	84%	106%	68%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights—(continued)
Invesco Water Resources ETF (PHO)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$65.41	$64.22	$52.60	$48.78	$52.18
Net investment income(a)	0.39	0.33	0.34	0.29	0.14
Net realized and unrealized gain (loss) on investments	3.31	1.19	11.62	3.82	(3.41)
Total from investment operations	3.70	1.52	11.96	4.11	(3.27)
Distributions to shareholders from:
Net investment income	(0.39)	(0.33)	(0.34)	(0.29)	(0.13)
Net asset value at end of year	$68.72	$65.41	$64.22	$52.60	$48.78
Market price at end of year(b)	$68.75	$65.39	$64.23	$52.58	$48.78
Net Asset Value Total Return(c)	5.64%	2.36%	22.82%	8.46%	(6.29)%
Market Price Total Return(c)	5.72%	2.32%	22.89%	8.42%	(6.27)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,085,783	$2,057,900	$2,060,053	$1,742,190	$1,658,077
Ratio to average net assets of:
Expenses	0.59%	0.59%	0.59%	0.60%	0.59%
Net investment income	0.56%	0.48%	0.59%	0.58%	0.25%
Portfolio turnover rate(d)	34%	25%	39%	32%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco WilderHill Clean Energy ETF (PBW)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$15.60	$20.35	$35.43	$50.99	$87.86
Net investment income(a)	0.04	0.31	0.81	1.77	0.93
Net realized and unrealized gain (loss) on investments	22.84	(4.64)(b)	(15.10)	(15.53)	(36.46)
Total from investment operations	22.88	(4.33)	(14.29)	(13.76)	(35.53)
Distributions to shareholders from:
Net investment income	(0.27)	(0.42)	(0.79)	(1.80)	(1.34)
Net asset value at end of year	$38.21	$15.60	$20.35	$35.43	$50.99
Market price at end of year(c)	$38.19	$15.58	$20.34	$35.41	$50.92
Net Asset Value Total Return(d)	147.28%	(21.73)%(b)	(41.06)%	(27.59)%	(40.88)%
Market Price Total Return(d)	147.47%	(21.79)%(b)	(41.06)%	(27.52)%	(40.86)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$450,374	$220,825	$301,723	$650,834	$1,070,268
Ratio to average net assets of:
Expenses	0.63%	0.64%	0.65%	0.66%	0.62%
Net investment income	0.15%	1.58%	2.64%	3.78%	1.23%
Portfolio turnover rate(e)	65%	62%	53%	55%	60%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $(4.70). Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Aerospace & Defense ETF (PPA)	"Aerospace & Defense ETF"
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)	"Bloomberg Analyst Rating Improvers ETF"
Invesco Dorsey Wright Momentum ETF (PDP)	"Dorsey Wright Momentum ETF"
Invesco Global Listed Private Equity ETF (PSP)	"Global Listed Private Equity ETF"
Invesco Golden Dragon China ETF (PGJ)	"Golden Dragon China ETF"
Invesco MSCI Sustainable Future ETF (ERTH)	"MSCI Sustainable Future ETF"
Invesco S&P 500 BuyWrite ETF (PBP)	"S&P 500 BuyWrite ETF"
Invesco S&P 500® Quality ETF (SPHQ)	"S&P 500® Quality ETF"
Invesco S&P Spin-Off ETF (CSD)	"S&P Spin-Off ETF"
Invesco Water Resources ETF (PHO)	"Water Resources ETF"
Invesco WilderHill Clean Energy ETF (PBW)	"WilderHill Clean Energy ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
Aerospace & Defense ETF	NYSE Arca, Inc.
Bloomberg Analyst Rating Improvers ETF	NYSE Arca, Inc.
Dorsey Wright Momentum ETF	The Nasdaq Stock Market LLC
Global Listed Private Equity ETF	NYSE Arca, Inc.
Golden Dragon China ETF	The Nasdaq Stock Market LLC
MSCI Sustainable Future ETF	NYSE Arca, Inc.
S&P 500 BuyWrite ETF	Cboe BZX Exchange, Inc.
S&P 500® Quality ETF	NYSE Arca, Inc.
S&P Spin-Off ETF	NYSE Arca, Inc.
Water Resources ETF	The Nasdaq Stock Market LLC
WilderHill Clean Energy ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

49

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Aerospace & Defense ETF	SPADE® Defense Index
Bloomberg Analyst Rating Improvers ETF	Bloomberg ANR Improvers Index
Dorsey Wright Momentum ETF	Dorsey Wright Technical LeadersTM Index
Global Listed Private Equity ETF	Red Rocks Global Listed Private Equity Index
Golden Dragon China ETF	Nasdaq Golden Dragon China IndexTM
MSCI Sustainable Future ETF	MSCI Global Environment Select Index
S&P 500 BuyWrite ETF	CBOE S&P 500 BuyWrite IndexSM
S&P 500® Quality ETF	S&P 500® Quality Index
S&P Spin-Off ETF	S&P U.S. Spin-Off Index
Water Resources ETF	Nasdaq OMX US WaterTM Index
WilderHill Clean Energy ETF	WilderHill Clean Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.

50

Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

51

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P Spin-Off ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Bloomberg Analyst Rating Improvers ETF and S&P Spin-Off ETF declare and pay dividends from net investment income, if any, to shareholders annually and records such dividends on the ex-dividend date. S&P 500 BuyWrite ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, partnerships and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax

52

refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) is responsible for all of its own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF have agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

53

international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
In connection with the Fund’s securities lending arrangements with certain borrowers, the Fund may transfer securities and/or cash to a segregated custody account at its custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the agreement, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure the Fund’s obligation to return the cash collateral received from the borrower at the termination of the securities loans. Such agreement is undertaken to provide the borrower with regulatory capital relief and to facilitate securities lending activity between the Fund and the borrower. Whether the Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and the Adviser; the Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to the Fund, including the Fund’s failure to return the cash collateral to the borrower.
As of April 30, 2026, securities and/or cash with an approximate fair value of $50,541,834 were held in Collateral Accounts for Invesco S&P 500® Quality ETF. The Fund beneficial ownership of such securities and/or cash, which remain recognized as assets of the Fund on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund (except for S&P 500 BuyWrite ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
Aerospace & Defense ETF	$41,336
Bloomberg Analyst Rating Improvers ETF	570
Dorsey Wright Momentum ETF	4,910
Global Listed Private Equity ETF	41,151
Golden Dragon China ETF	127,732
MSCI Sustainable Future ETF	10,016
S&P 500® Quality ETF	8,881
S&P Spin-Off ETF	1,551
Water Resources ETF	3,829
WilderHill Clean Energy ETF	224,704

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the

54

respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Call Options Written - Certain Funds may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statements of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statements of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

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unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for audits of, investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; complex geopolitical tensions; military conflicts and the risk of war, either internal or with other countries; assertions of human rights violations by certain nations; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country or region within Greater China may impact the other countries or regions or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the Public Company Accounting Oversight Board (“PCAOB”) has historically had difficulties in inspecting audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies. These difficulties may impose significant additional risks concerning the reliability of the audits and of the information about the Chinese securities or the potential delisting of a U.S.-listed Chinese issuer due to an inability to inspect the issuer’s accounting firm.
Clean Energy Industry Risk. For certain Funds, the risks of investing in the clean energy industry include the risks of focusing investments in the water, energy and environmental sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Securities of companies in the clean energy industry are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for clean energy products and services in general, may adversely affect a Fund’s performance. Obsolescence of existing technology, short product cycles, falling prices and profits, the supply of, and demand for, oil and gas, the price of oil and gas, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. The clean energy industry is an emerging growth industry, and therefore shares of such companies may be more volatile and, historically, have been more volatile than shares of companies operating in other, more established industries. In addition, certain methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.
Closed-End Fund Risk. For Global Listed Private Equity ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

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Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which a Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its

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portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. A Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Aerospace & Defense ETF, Golden Dragon China ETF, S&P Spin-Off ETF and Water Resources ETF are non-diversified, and, to the extent certain Funds become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would

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occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Thematic Investing Risk. Certain Funds rely on the index provider for its Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology.  The Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that the index provider evaluates environmental, social and governance ("ESG") factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact the Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in the Underlying Index. There is no guarantee that the Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of the Funds, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to an Investment Advisory Agreement, each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets. S&P 500® Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.15% of the Fund’s average daily net assets.
Pursuant to another Investment Advisory Agreement, Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF accrue daily and pay monthly to the Adviser an annual unitary management fee of 0.40% and 0.29%, respectively, of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund (except Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses

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(excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each Fund (except for Bloomberg Analyst Rating Improvers ETF, S&P 500 BuyWrite ETF and S&P 500® Quality ETF) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2028. The Expense Cap (including sub-licensing fees) for S&P 500® Quality ETF is 0.15% of the Fund’s average daily net assets per year through at least August 31, 2028. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for Aerospace & Defense ETF, Dorsey Wright Momentum ETF, Global Listed Private Equity ETF, Water Resources ETF and WilderHill Clean Energy ETF.
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Aerospace & Defense ETF	$3,407
Bloomberg Analyst Rating Improvers ETF	53
Dorsey Wright Momentum ETF	1,069
Global Listed Private Equity ETF	210
Golden Dragon China ETF	260
MSCI Sustainable Future ETF	47,404
S&P 500 BuyWrite ETF	290
S&P 500® Quality ETF	8,194,332
S&P Spin-Off ETF	9,970
Water Resources ETF	1,660
WilderHill Clean Energy ETF	523
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule at April 30, 2026 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/27	4/30/28	4/30/29
Golden Dragon China ETF	$6,948	$-	$-	$6,948
MSCI Sustainable Future ETF	73,730	-	26,573	47,157
S&P 500® Quality ETF	19,704,165	5,177,966	6,342,431	8,183,768
S&P Spin-Off ETF	38,758	13,246	15,606	9,906
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Aerospace & Defense ETF	SPADE Indexes
Bloomberg Analyst Rating Improvers ETF	Bloomberg Index Services Limited
Dorsey Wright Momentum ETF	Dorsey Wright & Associates, LLC
Global Listed Private Equity ETF	Red Rocks Capital, LLC
Golden Dragon China ETF	Nasdaq, Inc.
MSCI Sustainable Future ETF	MSCI, Inc.
S&P 500 BuyWrite ETF	S&P Dow Jones Indices LLC
S&P 500® Quality ETF	S&P Dow Jones Indices LLC
S&P Spin-Off ETF	S&P Dow Jones Indices LLC
Water Resources ETF	Nasdaq, Inc.
WilderHill Clean Energy ETF	WilderHill
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds (except for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF) are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Aerospace & Defense ETF	$65,158
Bloomberg Analyst Rating Improvers ETF	24,272
Dorsey Wright Momentum ETF	162,049
Global Listed Private Equity ETF	16,190
Golden Dragon China ETF	6,504
MSCI Sustainable Future ETF	7,222
S&P 500 BuyWrite ETF	228
S&P 500® Quality ETF	121,245
S&P Spin-Off ETF	28,398
Water Resources ETF	5,844
WilderHill Clean Energy ETF	206,205
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,015,306,861	$-	$-	$8,015,306,861
Money Market Funds	2,638,597	546,856,437	-	549,495,034
Total Investments	$8,017,945,458	$546,856,437	$-	$8,564,801,895
Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$112,504,939	$-	$-	$112,504,939
Money Market Funds	-	4,465,787	-	4,465,787
Total Investments	$112,504,939	$4,465,787	$-	$116,970,726
Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,468,463,999	$-	$-	$1,468,463,999
Money Market Funds	1,796,015	22,483,356	-	24,279,371
Total Investments	$1,470,260,014	$22,483,356	$-	$1,492,743,370
Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,085,707	$114,019,238	$-	$232,104,945
Closed-End Funds	1,499,779	20,460,344	-	21,960,123
Money Market Funds	-	81,216,149	-	81,216,149
Total Investments	$119,585,486	$215,695,731	$-	$335,281,217
Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$114,327,341	$-	$-	$114,327,341
Money Market Funds	437,937	33,143,589	-	33,581,526
Total Investments	$114,765,278	$33,143,589	$-	$147,908,867
MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,334,503	$91,676,224	$-	$147,010,727
Money Market Funds	251,037	23,317,678	-	23,568,715
Total Investments	$55,585,540	$114,993,902	$-	$170,579,442
S&P 500 BuyWrite ETF
Investments in Securities
Common Stocks & Other Equity Interests	$343,928,031	$-	$0	$343,928,031
Other Investments - Liabilities*
Options Written	(6,487,200)	-	-	(6,487,200)
Total Investments	$337,440,831	$-	$0	$337,440,831
S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,256,514,570	$-	$-	$17,256,514,570
Money Market Funds	11,520,015	152,403,520	-	163,923,535
Total Investments	$17,268,034,585	$152,403,520	$-	$17,420,438,105
S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$149,295,831	$-	$-	$149,295,831
Money Market Funds	103,280	21,282,753	-	21,386,033
Total Investments	$149,399,111	$21,282,753	$-	$170,681,864

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	Level 1	Level 2	Level 3	Total
Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,085,344,941	$-	$-	$2,085,344,941
Money Market Funds	1,755,597	90,446,933	-	92,202,530
Total Investments	$2,087,100,538	$90,446,933	$-	$2,177,547,471
WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$450,434,248	$-	$-	$450,434,248
Money Market Funds	415,150	116,087,015	-	116,502,165
Total Investments	$450,849,398	$116,087,015	$-	$566,936,413

*	Options written are shown at value.
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
S&P 500 BuyWrite ETF
Derivative Liabilities	Equity Risk
Options written, at value - Exchange-Traded	$(6,487,200)
Derivatives not subject to master netting agreements	6,487,200
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Fiscal Year Ended April 30, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P 500 BuyWrite ETF
Equity Risk
Realized Gain (Loss):
Options written	$(26,173,319)
Change in Net Unrealized Appreciation:
Options written	3,105,125
Total	$(23,068,194)
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P 500 BuyWrite ETF
Options written	$276,246,885

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NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026		2025
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Return of Capital
Aerospace & Defense ETF	$27,809,449	$-	$23,576,409	$-
Bloomberg Analyst Rating Improvers ETF	1,865,006	-	1,377,581	-
Dorsey Wright Momentum ETF	1,800,430	-	2,211,301	-
Global Listed Private Equity ETF	17,182,298	-	21,054,416	-
Golden Dragon China ETF	4,432,335	-	7,683,520	-
MSCI Sustainable Future ETF	2,171,122	-	1,537,286	-
S&P 500 BuyWrite ETF	30,096,243	2,363,935	4,755,594	6,116,501
S&P 500® Quality ETF	183,069,958	-	129,366,396	-
S&P Spin-Off ETF	131,331	-	130,426	-
Water Resources ETF	11,788,765	-	10,778,801	-
WilderHill Clean Energy ETF	4,793,728	-	6,224,546	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Aerospace & Defense ETF	$-	$-	$(146,688)	$2,152,283,633	$-	$-	$(67,326,144)	$-	$5,929,540,501	$8,014,351,302
Bloomberg Analyst Rating Improvers ETF	1,535,178	-	-	6,582,919	-	-	(74,885,805)	-	179,321,474	112,553,766
Dorsey Wright Momentum ETF	-	-	(268,925)	353,631,607	-	-	(1,071,672,349)	(1,102,289)	2,188,777,989	1,469,366,033
Global Listed Private Equity ETF	555,167	-	(137,402)	(20,066,929)	-	24,292	(132,537,604)	-	406,795,650	254,633,174
Golden Dragon China ETF	-	-	(144,700)	(54,956,922)	-	-	(341,239,877)	-	510,989,728	114,648,229
MSCI Sustainable Future ETF	749,310	-	(1,040,694)	(7,150,938)	-	1,202	(92,269,200)	-	246,805,179	147,094,859
S&P 500 BuyWrite ETF	6,900,390	1,734,028	-	550,328	(550,328)	-	-	-	328,855,789	337,490,207
S&P 500® Quality ETF	13,008,344	-	(221,864)	2,801,313,838	-	-	(900,645,965)	-	15,359,607,272	17,273,061,625
S&P Spin-Off ETF	100,684	-	(15,878)	31,733,149	-	-	(144,714,147)	-	262,201,914	149,305,722
Water Resources ETF	448,310	-	(353,626)	376,253,121	-	-	(323,019,645)	-	2,032,454,982	2,085,783,142
WilderHill Clean Energy ETF	10,097,328	-	(186,936)	(40,608,273)	-	-	(1,651,707,315)	-	2,132,779,265	450,374,069
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Aerospace & Defense ETF	$50,109,469	$17,216,675	$67,326,144
Bloomberg Analyst Rating Improvers ETF	43,892,608	30,993,197	74,885,805
Dorsey Wright Momentum ETF	1,071,672,349	-	1,071,672,349
Global Listed Private Equity ETF	37,606,473	94,931,131	132,537,604
Golden Dragon China ETF	63,107,353	278,132,524	341,239,877
MSCI Sustainable Future ETF	11,391,733	80,877,467	92,269,200
S&P 500 BuyWrite ETF	-	-	-
S&P 500® Quality ETF	672,374,207	228,271,758	900,645,965
S&P Spin-Off ETF	48,379,543	96,334,604	144,714,147

64

	No expiration
	Short-Term	Long-Term	Total*
Water Resources ETF	$165,445,168	$157,574,477	$323,019,645
WilderHill Clean Energy ETF	539,758,739	1,111,948,576	1,651,707,315

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Aerospace & Defense ETF	$967,143,696	$958,689,195
Bloomberg Analyst Rating Improvers ETF	182,612,355	182,848,311
Dorsey Wright Momentum ETF	2,143,866,323	2,152,122,454
Global Listed Private Equity ETF	79,227,814	87,064,944
Golden Dragon China ETF	31,192,386	33,091,780
MSCI Sustainable Future ETF	32,737,022	38,306,198
S&P 500 BuyWrite ETF	160,077,027	222,931,472
S&P 500® Quality ETF	5,691,572,097	5,660,752,543
S&P Spin-Off ETF	101,795,605	101,464,523
Water Resources ETF	727,954,204	727,765,801
WilderHill Clean Energy ETF	305,164,293	309,950,456
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Aerospace & Defense ETF	$2,301,819,176	$867,334,515
Bloomberg Analyst Rating Improvers ETF	32,799,228	38,356,710
Dorsey Wright Momentum ETF	1,112,716,609	1,234,023,933
Global Listed Private Equity ETF	125,332,115	86,990,154
Golden Dragon China ETF	7,997,053	35,772,953
MSCI Sustainable Future ETF	-	19,413,983
S&P 500 BuyWrite ETF	227,786,912	26,525,142
S&P 500® Quality ETF	7,245,478,849	5,368,878,263
S&P Spin-Off ETF	62,472,118	22,629,658
Water Resources ETF	103,874,376	185,781,342
WilderHill Clean Energy ETF	894,582,909	997,967,417
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Aerospace & Defense ETF	$2,284,928,749	$(132,645,116)	$2,152,283,633	$6,412,518,262
Bloomberg Analyst Rating Improvers ETF	12,740,788	(6,157,869)	6,582,919	110,387,807
Dorsey Wright Momentum ETF	365,213,828	(11,582,221)	353,631,607	1,139,111,763
Global Listed Private Equity ETF	20,860,437	(40,927,366)	(20,066,929)	355,348,146
Golden Dragon China ETF	4,054,381	(59,011,303)	(54,956,922)	202,865,789
MSCI Sustainable Future ETF	32,179,573	(39,330,511)	(7,150,938)	177,730,380
S&P 500 BuyWrite ETF	83,809,819	(83,809,819)	-	337,440,831
S&P 500® Quality ETF	3,768,061,792	(966,747,954)	2,801,313,838	14,619,124,267
S&P Spin-Off ETF	38,308,301	(6,575,152)	31,733,149	138,948,715

65

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Water Resources ETF	$441,463,996	$(65,210,875)	$376,253,121	$1,801,294,350
WilderHill Clean Energy ETF	82,912,360	(123,520,633)	(40,608,273)	607,544,686
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, in-kind transactions and passive foreign investment companies, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Aerospace & Defense ETF	$3,893,200	$(483,020,846)	$479,127,646
Bloomberg Analyst Rating Improvers ETF	190,779	(7,133,156)	6,942,377
Dorsey Wright Momentum ETF	2,133,588	(291,266,766)	289,133,178
Global Listed Private Equity ETF	10,693,837	(19,681,060)	8,987,223
Golden Dragon China ETF	1,323,765	(750,947)	(572,818)
MSCI Sustainable Future ETF	286,636	766,940	(1,053,576)
S&P 500 BuyWrite ETF	25,834,965	(25,834,965)	-
S&P 500® Quality ETF	1	(990,858,662)	990,858,661
S&P Spin-Off ETF	-	(9,361,427)	9,361,427
Water Resources ETF	-	(68,995,016)	68,995,016
WilderHill Clean Energy ETF	3,109,849	(171,522,139)	168,412,290
NOTE 9—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg Analyst Rating Improvers ETF and S&P 500 BuyWrite ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

66

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Aerospace & Defense ETF, Invesco Bloomberg Analyst Rating Improvers ETF, Invesco Dorsey Wright Momentum ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco MSCI Sustainable Future ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500 Quality ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF and Invesco WilderHill Clean Energy ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Aerospace & Defense ETF, Invesco Bloomberg Analyst Rating Improvers ETF, Invesco Dorsey Wright Momentum ETF, Invesco Global Listed Private Equity ETF, Invesco Golden Dragon China ETF, Invesco MSCI Sustainable Future ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500 Quality ETF, Invesco S&P Spin-Off ETF, Invesco Water Resources ETF and Invesco WilderHill Clean Energy ETF (eleven of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

67

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Long Term Capital Gains	Qualified Short Term Gains
Invesco Aerospace & Defense ETF	0%	100%	100%	0%	0%	$-	$-
Invesco Bloomberg Analyst Rating Improvers ETF	0%	83%	82%	0%	0%	-	-
Invesco Dorsey Wright Momentum ETF	0%	0%	0%	0%	0%	-	-
Invesco Global Listed Private Equity ETF	0%	22%	11%	0%	0%	-	-
Invesco Golden Dragon China ETF	0%	46%	8%	0%	0%	-	-
Invesco MSCI Sustainable Future ETF	6%	40%	4%	0%	0%	-	-
Invesco S&P 500 BuyWrite ETF	0%	0%	0%	0%	0%	2,363,935	27,521,025
Invesco S&P 500® Quality ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P Spin-Off ETF	0%	100%	100%	0%	0%	-	-
Invesco Water Resources ETF	0%	100%	100%	0%	0%	-	-
Invesco WilderHill Clean Energy ETF	0%	6%	5%	0%	0%	-	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco Global Listed Private Equity ETF	$0.0079	$0.9973
Invesco MSCI Sustainable Future ETF	0.0390	0.6636

68

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Bloomberg MVP Multi-factor ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco NASDAQ Internet ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P MidCap 400® GARP ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, except that each

69

Approval of Investment Advisory Contracts—(continued)
Fund pays its brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dow Jones Industrial Average Dividend ETF	0.07%
Invesco S&P 500® Equal Weight ETF Invesco S&P 500® Top 50 ETF	0.20%
Invesco Bloomberg MVP Multi-factor ETF Invesco S&P 500 BuyWrite ETF	0.29%
Invesco S&P 500® Pure Growth ETF Invesco S&P 500® Pure Value ETF Invesco S&P MidCap 400® GARP ETF Invesco S&P MidCap 400® Pure Growth ETF Invesco S&P MidCap 400® Pure Value ETF Invesco S&P SmallCap 600® Pure Growth ETF Invesco S&P SmallCap 600® Pure Value ETF	0.35%
Invesco Bloomberg Analyst Rating Improvers ETF
Invesco Next Gen Connectivity ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
0.40%
Invesco NASDAQ Internet ETF	0.60%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Bloomberg Analyst Rating Improvers ETF			X
Invesco Bloomberg MVP Multi-factor ETF	X		X
Invesco Dow Jones Industrial Average Dividend ETF	X	X	X
Invesco NASDAQ Internet ETF			X
Invesco Next Gen Connectivity ETF	X	N/A	X
Invesco S&P 500 BuyWrite ETF	X	N/A	X
Invesco S&P 500® Equal Weight Communication Services ETF			X
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	X		X
Invesco S&P 500® Equal Weight Consumer Staples ETF	X		X
Invesco S&P 500® Equal Weight Energy ETF			X
Invesco S&P 500® Equal Weight ETF	X		X

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Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Equal Weight Financials ETF			X
Invesco S&P 500® Equal Weight Health Care ETF			X
Invesco S&P 500® Equal Weight Industrials ETF	X		X
Invesco S&P 500® Equal Weight Materials ETF	X		X
Invesco S&P 500® Equal Weight Real Estate ETF			X
Invesco S&P 500® Equal Weight Technology ETF	X		X
Invesco S&P 500® Equal Weight Utilities ETF		X	X
Invesco S&P 500® Pure Growth ETF	X	X	X
Invesco S&P 500® Pure Value ETF	X		X
Invesco S&P 500® Top 50 ETF			X
Invesco S&P MidCap 400® GARP ETF			X
Invesco S&P MidCap 400® Pure Growth ETF			X
Invesco S&P MidCap 400® Pure Value ETF		X	X
Invesco S&P SmallCap 600® Pure Growth ETF			X
Invesco S&P SmallCap 600® Pure Value ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco S&P 500® Equal Weight ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money

71

Approval of Investment Advisory Contracts—(continued)
market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

72

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded

73

Approval of Investment Advisory Contracts—(continued)
that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.29%

74

Approval of Investment Advisory Contracts—(continued)
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.40%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.50%
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), at least until August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%

75

Approval of Investment Advisory Contracts—(continued)
Fund	Expense Cap
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.39%
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.50%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.60%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds, except for Invesco WilderHill Clean Energy ETF, were lower than the median net advisory fees of their open-end actively-managed peer funds and that the contractual advisory fee for Invesco WilderHill Clean Energy ETF was equal to the median net advisory fee of its open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X

76

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF	X		X

77

Approval of Investment Advisory Contracts—(continued)
*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X

78

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s, Invesco Dorsey Wright Financial Momentum ETF’s, Invesco Large Cap Value ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF and Invesco S&P 500® Quality ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

79

Approval of Investment Advisory Contracts—(continued)
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

80

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

81

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPEC-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
April 30, 2026
PWB	Invesco Large Cap Growth ETF
PWV	Invesco Large Cap Value ETF
EQWL	Invesco S&P 100 Equal Weight ETF
SPGP	Invesco S&P 500 GARP ETF
SPVM	Invesco S&P 500 Value with Momentum ETF
XMMO	Invesco S&P MidCap Momentum ETF
XMHQ	Invesco S&P MidCap Quality ETF
XMVM	Invesco S&P MidCap Value with Momentum ETF
XSMO	Invesco S&P SmallCap Momentum ETF
XSVM	Invesco S&P SmallCap Value with Momentum ETF
CZA	Invesco Zacks Mid-Cap ETF
CVY	Invesco Zacks Multi-Asset Income ETF

2

Invesco Large Cap Growth ETF (PWB)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-9.38%
Alphabet, Inc., Class A	189,263	$72,828,403
Meta Platforms, Inc., Class A	91,969	56,276,751
Spotify Technology S.A. (Sweden)(b)	54,087	24,152,550
Take-Two Interactive Software, Inc.(b)	123,415	26,381,190
		179,638,894
Consumer Discretionary-5.22%
Amazon.com, Inc.(b)	282,114	74,777,137
TJX Cos., Inc. (The)	159,875	25,060,406
		99,837,543
Consumer Staples-8.38%
Costco Wholesale Corp.	58,913	59,769,006
Estee Lauder Cos., Inc. (The), Class A	218,654	16,772,948
Monster Beverage Corp.(b)	294,831	22,722,625
Walmart, Inc.	464,144	61,234,518
		160,499,097
Financials-10.34%
Charles Schwab Corp. (The)	270,745	24,811,072
Mastercard, Inc., Class A	118,083	59,386,302
Nasdaq, Inc.	310,884	28,573,349
NU Holdings Ltd., Class A (Brazil)(b)	1,525,341	22,086,938
Visa, Inc., Class A	191,568	63,186,789
		198,044,450
Health Care-3.59%
Edwards Lifesciences Corp.(b)	305,978	25,549,163
IDEXX Laboratories, Inc.(b)	38,878	21,802,782
McKesson Corp.	26,315	21,451,988
		68,803,933
Industrials-15.86%
GE Vernova, Inc.	28,671	31,063,882
General Electric Co.	170,181	49,340,577
HEICO Corp.(c)	71,905	19,408,598
Howmet Aerospace, Inc.	96,634	23,485,927
Johnson Controls International PLC	174,194	25,437,550
Lockheed Martin Corp.	37,943	19,653,336
Parker-Hannifin Corp.	24,667	22,432,663
Quanta Services, Inc.	44,381	32,299,160
Rockwell Automation, Inc.	62,268	25,462,008
RTX Corp.	127,020	22,364,411
Vertiv Holdings Co., Class A	99,573	32,708,735
		303,656,847
Information Technology-46.12%
Advanced Micro Devices, Inc.(b)	275,197	97,554,585
	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	166,381	$24,502,930
Analog Devices, Inc.	70,782	28,472,767
Apple, Inc.	216,127	58,646,061
Applied Materials, Inc.	66,709	26,316,033
AppLovin Corp., Class A(b)	64,113	28,616,838
Arista Networks, Inc.(b)	195,834	33,822,490
Broadcom, Inc.	180,709	75,433,358
CoreWeave, Inc., Class A(b)(c)	253,878	28,332,785
Corning, Inc.	166,294	27,312,127
KLA Corp.	16,763	29,341,117
Lam Research Corp.	103,234	26,619,919
Micron Technology, Inc.	140,789	72,810,439
Microsoft Corp.	151,281	61,689,366
Monolithic Power Systems, Inc.	20,790	33,563,584
NVIDIA Corp.	305,012	60,871,245
Palantir Technologies, Inc., Class A(b)	456,580	63,514,844
Seagate Technology Holdings PLC	63,709	42,916,931
TE Connectivity PLC (Switzerland)	104,445	22,106,829
Western Digital Corp.	93,147	40,474,234
		882,918,482
Materials-1.12%
Freeport-McMoRan, Inc.	371,422	21,460,763
Total Common Stocks & Other Equity Interests (Cost $1,477,659,792)		1,914,860,009
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $782,976)	782,976	782,976
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,478,442,768)		1,915,642,985
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.76%
Invesco Private Prime Fund, 3.78%(d)(e)(f) (Cost $14,501,122)	14,499,252	14,500,702
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $1,492,943,890)		1,930,143,687
OTHER ASSETS LESS LIABILITIES-(0.81)%		(15,555,680)
NET ASSETS-100.00%		$1,914,588,007

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Large Cap Growth ETF (PWB)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$582,888	$9,229,634	$(9,029,546)	$-	$-	$782,976	$38,180
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,023,694	294,708,451	(303,732,145)	-	-	-	244,440 *
Invesco Private Prime Fund	23,483,510	606,982,856	(615,956,528)	(300)	(8,836)	14,500,702	673,165 *
Total	$33,090,092	$910,920,941	$(928,718,219)	$(300)	$(8,836)	$15,283,678	$955,785

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Large Cap Value ETF (PWV)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-7.48%
AT&T, Inc.	716,270	$18,716,135
Verizon Communications, Inc.	950,287	45,642,285
Walt Disney Co. (The)	446,823	46,357,886
		110,716,306
Consumer Discretionary-4.13%
eBay, Inc.	238,058	24,634,242
Ford Motor Co.	1,430,036	17,274,835
General Motors Co.	249,813	19,208,121
		61,117,198
Consumer Staples-5.98%
Altria Group, Inc.	293,206	21,301,416
PepsiCo, Inc.	279,505	44,298,747
Target Corp.	175,773	22,806,547
		88,406,710
Energy-14.68%
Baker Hughes Co., Class A	313,791	21,861,819
Chevron Corp.	255,666	49,422,795
Energy Transfer L.P.	1,080,169	21,808,612
Exxon Mobil Corp.	317,416	48,986,811
Marathon Petroleum Corp.	104,014	25,825,636
Phillips 66	131,535	23,564,495
Valero Energy Corp.	101,910	25,740,428
		217,210,596
Financials-36.32%
Aflac, Inc.	180,602	20,529,029
Allstate Corp. (The)	96,781	21,026,640
Ameriprise Financial, Inc.	43,584	20,693,247
Bank of America Corp.	939,929	50,248,604
Bank of New York Mellon Corp. (The)	174,202	23,407,523
Berkshire Hathaway, Inc., Class B(b)	95,853	45,395,981
Chubb Ltd.	60,291	19,715,157
Citigroup, Inc.	432,516	55,353,398
Goldman Sachs Group, Inc. (The)	52,511	48,508,087
JPMorgan Chase & Co.	159,372	49,920,092
Morgan Stanley	280,702	53,498,994
PNC Financial Services Group, Inc. (The)	93,171	20,777,133
Travelers Cos., Inc. (The)	66,487	20,287,843
Truist Financial Corp.	408,931	21,059,947
U.S. Bancorp	369,012	20,908,220
Wells Fargo & Co.	560,284	46,072,153
		537,402,048
	Shares	Value
Health Care-14.10%
Bristol-Myers Squibb Co.	329,692	$19,976,038
Cigna Group (The)	72,277	21,002,251
CVS Health Corp.	273,766	22,801,970
Gilead Sciences, Inc.	137,525	17,993,771
Johnson & Johnson	192,362	44,214,406
Regeneron Pharmaceuticals, Inc.	26,294	18,591,436
UnitedHealth Group, Inc.	172,976	64,084,148
		208,664,020
Industrials-3.99%
3M Co.	122,029	17,879,689
Delta Air Lines, Inc.	293,288	19,940,651
FedEx Corp.	52,527	21,184,665
		59,005,005
Information Technology-3.75%
Cisco Systems, Inc.	606,398	55,485,417
Materials-1.23%
Newmont Corp.	163,634	18,178,101
Real Estate-1.34%
CBRE Group, Inc., Class A(b)	138,932	19,829,764
Utilities-6.87%
American Electric Power Co., Inc.	153,379	21,029,794
Duke Energy Corp.	158,049	20,475,248
Exelon Corp.	417,900	19,219,221
NextEra Energy, Inc.	212,217	20,771,800
Xcel Energy, Inc.	242,003	20,074,149
		101,570,212
Total Common Stocks & Other Equity Interests (Cost $1,249,887,037)		1,477,585,377
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $1,145,180)	1,145,180	1,145,180
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $1,251,032,217)		1,478,730,557
OTHER ASSETS LESS LIABILITIES-0.05%		680,421
NET ASSETS-100.00%		$1,479,410,978

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Large Cap Value ETF (PWV)—(continued)
April 30, 2026

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$785,842	$38,679,405	$(38,320,067)	$-	$-	$1,145,180	$35,305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,347,453	127,758,331	(140,105,784)	-	-	-	83,775 *
Invesco Private Prime Fund	32,179,394	212,310,333	(244,489,847)	-	120	-	215,213 *
Total	$45,312,689	$378,748,069	$(422,915,698)	$-	$120	$1,145,180	$334,293

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 100 Equal Weight ETF (EQWL)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-7.60%
Alphabet, Inc., Class A	42,875	$16,498,300
Alphabet, Inc., Class C	34,448	13,157,069
AT&T, Inc.	878,720	22,960,954
Comcast Corp., Class A	780,734	21,111,047
Meta Platforms, Inc., Class A	36,441	22,298,612
Netflix, Inc.(b)	251,540	23,546,659
T-Mobile US, Inc.	111,797	21,856,314
Verizon Communications, Inc.	470,908	22,617,711
Walt Disney Co. (The)	236,550	24,542,063
		188,588,729
Consumer Discretionary-8.49%
Amazon.com, Inc.(b)	112,257	29,754,840
Booking Holdings, Inc.	138,293	23,283,010
General Motors Co.	319,110	24,536,368
Home Depot, Inc. (The)	68,044	22,372,867
Lowe’s Cos., Inc.	96,678	23,085,740
McDonald’s Corp.	73,369	21,540,405
NIKE, Inc., Class B	428,468	19,006,840
Starbucks Corp.	235,303	24,784,465
Tesla, Inc.(b)	58,522	22,333,751
		210,698,286
Consumer Staples-8.85%
Altria Group, Inc.	359,748	26,135,692
Coca-Cola Co. (The)	307,422	24,212,557
Colgate-Palmolive Co.	266,343	22,735,038
Costco Wholesale Corp.	24,058	24,407,563
Mondelez International, Inc., Class A	431,142	26,489,365
PepsiCo, Inc.	149,035	23,620,557
Philip Morris International, Inc. (Switzerland)	143,057	23,614,419
Procter & Gamble Co. (The)	155,656	22,895,441
Walmart, Inc.	193,281	25,499,562
		219,610,194
Energy-2.98%
Chevron Corp.	124,462	24,059,749
ConocoPhillips	203,932	25,650,567
Exxon Mobil Corp.	157,450	24,299,259
		74,009,575
Financials-15.59%
American Express Co.	78,019	25,204,038
Bank of America Corp.	491,911	26,297,562
Bank of New York Mellon Corp. (The)	203,780	27,381,919
Berkshire Hathaway, Inc., Class B(b)	48,357	22,901,875
BlackRock, Inc.	25,064	26,708,198
Capital One Financial Corp.	131,122	25,083,639
Charles Schwab Corp. (The)	257,567	23,603,440
Citigroup, Inc.	218,563	27,971,693
Goldman Sachs Group, Inc. (The)	28,950	26,743,141
JPMorgan Chase & Co.	83,000	25,998,090
Mastercard, Inc., Class A	47,329	23,802,701
Morgan Stanley	148,371	28,278,029
U.S. Bancorp	456,928	25,889,540
Visa, Inc., Class A	77,230	25,473,543
Wells Fargo & Co.	310,449	25,528,221
		386,865,629
	Shares	Value
Health Care-13.94%
Abbott Laboratories	216,464	$19,652,766
AbbVie, Inc.	104,828	22,152,253
Amgen, Inc.	63,179	21,875,729
Bristol-Myers Squibb Co.	397,902	24,108,882
CVS Health Corp.	315,187	26,251,925
Danaher Corp.	122,377	21,899,364
Eli Lilly and Co.	23,881	22,319,183
Gilead Sciences, Inc.	163,469	21,388,284
Intuitive Surgical, Inc.(b)	48,423	22,158,849
Johnson & Johnson	98,240	22,580,464
Medtronic PLC	268,262	21,721,174
Merck & Co., Inc.	205,388	22,424,262
Pfizer, Inc.	874,228	23,341,888
Thermo Fisher Scientific, Inc.	48,154	23,063,840
UnitedHealth Group, Inc.	83,644	30,988,429
		345,927,292
Industrials-14.64%
3M Co.	153,799	22,534,630
Boeing Co. (The)(b)	111,459	25,527,455
Caterpillar, Inc.	33,747	30,038,542
Deere & Co.	40,182	23,702,156
Emerson Electric Co.	171,017	24,017,628
FedEx Corp.	66,058	26,641,852
GE Vernova, Inc.	28,159	30,509,150
General Dynamics Corp.	67,426	23,214,772
General Electric Co.	73,382	21,275,643
Honeywell International, Inc.	99,656	21,359,271
Lockheed Martin Corp.	36,734	19,027,110
RTX Corp.	115,149	20,274,284
Uber Technologies, Inc.(b)	318,363	23,753,063
Union Pacific Corp.	95,038	25,610,840
United Parcel Service, Inc., Class B	236,755	25,758,944
		363,245,340
Information Technology-21.81%
Accenture PLC, Class A	118,474	21,172,489
Adobe, Inc.(b)	87,185	21,456,229
Advanced Micro Devices, Inc.(b)	116,535	41,310,492
Apple, Inc.	91,492	24,826,354
Applied Materials, Inc.	68,001	26,825,715
Broadcom, Inc.	69,896	29,176,687
Cisco Systems, Inc.	305,567	27,959,381
Intel Corp.(b)	497,405	46,994,824
International Business Machines Corp.	95,929	22,157,680
Intuit, Inc.	54,196	21,055,146
Lam Research Corp.	109,042	28,117,570
Micron Technology, Inc.	56,987	29,471,397
Microsoft Corp.	58,934	24,032,107
NVIDIA Corp.	128,320	25,608,822
Oracle Corp.	146,343	23,618,297
Palantir Technologies, Inc., Class A(b)	157,430	21,900,087
QUALCOMM, Inc.	177,942	31,954,824
Salesforce, Inc.	122,946	21,703,657
ServiceNow, Inc.(b)	206,391	18,226,389
Texas Instruments, Inc.	120,160	33,774,573
		541,342,720
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
April 30, 2026
	Shares	Value
Materials-1.00%
Linde PLC	49,589	$24,851,031
Real Estate-2.00%
American Tower Corp.	130,545	23,851,877
Simon Property Group, Inc.	125,884	25,643,830
		49,495,707
Utilities-2.95%
Duke Energy Corp.	183,549	23,778,773
NextEra Energy, Inc.	260,383	25,486,288
Southern Co. (The)	247,947	23,976,475
		73,241,536
Total Common Stocks & Other Equity Interests (Cost $2,182,661,030)		2,477,876,039
	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $2,116,543)	2,116,543	$2,116,543
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $2,184,777,573)		2,479,992,582
OTHER ASSETS LESS LIABILITIES-0.06%		1,601,746
NET ASSETS-100.00%		$2,481,594,328

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,360	$46,022,839	$(44,566,656)	$-	$-	$2,116,543	$52,343
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,777,174	155,337,895	(165,115,069)	-	-	-	114,897 *
Invesco Private Prime Fund	25,442,638	333,905,791	(359,347,935)	-	(494)	-	309,158 *
Total	$35,880,172	$535,266,525	$(569,029,660)	$-	$(494)	$2,116,543	$476,398

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P 500 GARP ETF (SPGP)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-5.21%
Alphabet, Inc., Class C	66,184	$25,278,317
Fox Corp., Class A(b)	336,278	21,350,290
Meta Platforms, Inc., Class A	36,490	22,328,596
Netflix, Inc.(c)	216,377	20,255,051
Walt Disney Co. (The)	244,465	25,363,244
		114,575,498
Consumer Discretionary-17.99%
Airbnb, Inc., Class A(c)(d)	352,138	49,426,090
Carnival Corp.	1,624,822	43,074,031
Chipotle Mexican Grill, Inc.(c)	786,782	26,742,720
Darden Restaurants, Inc.(b)	139,760	28,030,266
Deckers Outdoor Corp.(c)	296,986	30,351,969
eBay, Inc.	434,461	44,958,024
Expedia Group, Inc.	149,572	37,149,198
lululemon athletica, Inc.(c)	156,896	21,604,579
PulteGroup, Inc.	203,805	24,937,580
Ralph Lauren Corp.	70,187	25,171,866
Royal Caribbean Cruises Ltd.(b)	168,611	44,472,837
Ulta Beauty, Inc.(c)	36,442	19,586,846
		395,506,006
Energy-7.06%
Baker Hughes Co., Class A	663,477	46,224,443
Halliburton Co.	805,151	34,057,887
SLB Ltd.	672,812	38,269,546
Texas Pacific Land Corp.(b)	82,631	36,660,896
		155,212,772
Financials-25.70%
American Express Co.	77,062	24,894,879
Ameriprise Financial, Inc.	42,777	20,310,092
Arch Capital Group Ltd.(b)(c)	370,185	34,967,675
Block, Inc., Class A(c)	487,139	34,348,171
Chubb Ltd.	67,497	22,071,519
Erie Indemnity Co., Class A(b)	83,179	18,210,378
Fifth Third Bancorp	462,847	23,494,114
Fiserv, Inc.(c)	383,802	24,045,195
Global Payments, Inc.(b)	258,128	18,574,891
Hartford Insurance Group, Inc. (The)	155,684	21,299,128
Huntington Bancshares, Inc.	1,485,427	24,895,756
M&T Bank Corp.	118,663	25,943,292
Mastercard, Inc., Class A	45,210	22,737,013
Northern Trust Corp.	285,626	47,511,029
PNC Financial Services Group, Inc. (The)	129,475	28,872,925
Progressive Corp. (The)	124,146	24,988,107
Raymond James Financial, Inc.	128,873	20,403,173
Synchrony Financial	452,403	34,473,109
Travelers Cos., Inc. (The)	74,797	22,823,557
U.S. Bancorp	458,597	25,984,106
Visa, Inc., Class A	64,344	21,223,225
W.R. Berkley Corp.(b)	344,796	23,042,717
		565,114,051
Health Care-3.82%
Cigna Group (The)	82,366	23,933,912
Eli Lilly and Co.	26,054	24,350,068
	Shares	Value
Health Care-(continued)
ResMed, Inc.(b)	87,161	$18,635,894
Universal Health Services, Inc., Class B	101,349	17,053,996
		83,973,870
Industrials-18.12%
Caterpillar, Inc.	35,696	31,773,367
Cummins, Inc.	45,092	30,257,183
Delta Air Lines, Inc.	726,800	49,415,132
EMCOR Group, Inc.	50,634	45,148,819
Hubbell, Inc.	48,334	24,561,889
PACCAR, Inc.	204,359	24,277,849
Parker-Hannifin Corp.	23,606	21,467,768
Trane Technologies PLC	58,850	28,985,979
Uber Technologies, Inc.(c)	638,956	47,672,507
United Airlines Holdings, Inc.(b)(c)	394,126	35,471,340
United Rentals, Inc.	35,345	33,925,545
W.W. Grainger, Inc.	21,921	25,457,953
		398,415,331
Information Technology-19.33%
Adobe, Inc.(c)	77,845	19,157,655
AppLovin Corp., Class A(c)	66,705	29,773,777
Arista Networks, Inc.(c)	331,029	57,172,019
Autodesk, Inc.(c)	78,333	18,564,921
First Solar, Inc.(c)	96,097	19,401,023
Fortinet, Inc.(c)	439,907	37,088,559
Gartner, Inc.(b)(c)	95,725	14,214,205
KLA Corp.	17,275	30,237,296
Microsoft Corp.	42,278	17,240,123
Monolithic Power Systems, Inc.(d)	42,624	68,812,612
NVIDIA Corp.(d)	299,018	59,675,022
PTC, Inc.(b)(c)	130,028	17,722,816
Super Micro Computer, Inc.(b)(c)	1,315,693	36,049,988
		425,110,016
Real Estate-2.69%
Host Hotels & Resorts, Inc.(d)	2,797,482	59,110,795
Total Common Stocks & Other Equity Interests (Cost $2,024,487,855)		2,197,018,339
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $2,473,398)	2,473,398	2,473,398
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,026,961,253)		2,199,491,737
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.14%
Invesco Private Government Fund, 3.63%(e)(f)(g)	31,408,862	31,408,862
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P 500 GARP ETF (SPGP)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(e)(f)(g)	81,552,547	$81,560,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $112,970,447)		112,969,564
TOTAL INVESTMENTS IN SECURITIES-105.17% (Cost $2,139,931,700)		2,312,461,301
OTHER ASSETS LESS LIABILITIES-(5.17)%		(113,688,074)
NET ASSETS-100.00%		$2,198,773,227

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2K.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$371,281	$37,720,837	$(35,618,720)	$-	$-	$2,473,398	$83,853
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,556,829	602,320,817	(597,468,784)	-	-	31,408,862	1,128,978 *
Invesco Private Prime Fund	69,169,970	1,375,987,341	(1,363,598,555)	2,112	(166)	81,560,702	3,093,925 *
Total	$96,098,080	$2,016,028,995	$(1,996,686,059)	$2,112	$(166)	$115,442,962	$4,306,756

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P 500 Value with Momentum ETF (SPVM)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.73%
AT&T, Inc.	64,476	$1,684,758
Fox Corp., Class A(b)	14,292	907,399
News Corp., Class A	34,599	910,646
Paramount Skydance Corp.	86,848	889,323
Verizon Communications, Inc.	40,851	1,962,074
Walt Disney Co. (The)	10,360	1,074,850
Warner Bros. Discovery, Inc.(c)	24,810	671,110
		8,100,160
Consumer Discretionary-5.89%
Aptiv PLC(c)	12,328	742,885
Carnival Corp.	42,551	1,128,027
Ford Motor Co.	181,184	2,188,703
General Motors Co.	28,495	2,190,981
Genuine Parts Co.	7,744	830,389
Versigent PLC(c)	1	35
		7,081,020
Consumer Staples-7.76%
Archer-Daniels-Midland Co.	33,235	2,477,337
Bunge Global S.A.	26,342	3,347,278
Dollar General Corp.	10,145	1,175,602
Dollar Tree, Inc.(c)	5,815	564,695
Kroger Co. (The)	26,016	1,770,909
		9,335,821
Energy-9.11%
Baker Hughes Co., Class A	18,717	1,304,013
Chevron Corp.	7,191	1,390,092
EQT Corp.	15,439	927,575
Expand Energy Corp.	7,010	716,072
Kinder Morgan, Inc.	29,862	981,564
Marathon Petroleum Corp.	7,502	1,862,672
Phillips 66	10,335	1,851,515
Valero Energy Corp.	7,649	1,931,985
		10,965,488
Financials-37.10%
Aflac, Inc.	9,315	1,058,836
Allstate Corp. (The)	8,273	1,797,392
American International Group, Inc.	19,536	1,461,293
Assurant, Inc.	6,025	1,423,527
Bank of America Corp.	21,288	1,138,056
Bank of New York Mellon Corp. (The)	7,756	1,042,174
Berkshire Hathaway, Inc., Class B(c)	2,160	1,022,976
Capital One Financial Corp.	3,177	607,760
Chubb Ltd.	4,310	1,409,370
Cincinnati Financial Corp.	7,587	1,241,233
Citigroup, Inc.	13,301	1,702,262
Citizens Financial Group, Inc.	24,394	1,586,830
Fifth Third Bancorp	25,372	1,287,883
Franklin Resources, Inc.	59,813	1,792,596
Globe Life, Inc.	10,285	1,586,975
Goldman Sachs Group, Inc. (The)	926	855,411
Hartford Insurance Group, Inc. (The)	10,061	1,376,445
Huntington Bancshares, Inc.	81,721	1,369,644
Invesco Ltd.(d)	54,804	1,436,413
JPMorgan Chase & Co.	2,675	837,890
	Shares	Value
Financials-(continued)
Loews Corp.	13,975	$1,573,725
MetLife, Inc.	18,915	1,515,092
Morgan Stanley	4,319	823,158
Northern Trust Corp.	6,989	1,162,550
PNC Financial Services Group, Inc. (The)	6,162	1,374,126
Raymond James Financial, Inc.	5,609	888,017
Regions Financial Corp.	51,542	1,471,524
State Street Corp.	10,167	1,553,924
Synchrony Financial	16,679	1,270,940
Travelers Cos., Inc. (The)	4,698	1,433,548
Truist Financial Corp.	30,847	1,588,620
U.S. Bancorp	25,894	1,467,154
W.R. Berkley Corp.	12,774	853,686
Wells Fargo & Co.	12,135	997,861
Willis Towers Watson PLC	2,434	623,591
		44,632,482
Health Care-6.42%
Cardinal Health, Inc.	5,818	1,122,176
Cencora, Inc.	3,329	1,025,365
CVS Health Corp.	20,160	1,679,127
Labcorp Holdings, Inc.	2,975	763,980
McKesson Corp.	1,504	1,226,061
Quest Diagnostics, Inc.	4,221	819,718
Universal Health Services, Inc., Class B	6,437	1,083,154
		7,719,581
Industrials-5.39%
General Dynamics Corp.	2,069	712,357
Huntington Ingalls Industries, Inc.	3,129	1,139,863
Leidos Holdings, Inc.	4,239	632,543
Snap-on, Inc.	2,132	817,409
Southwest Airlines Co.	24,811	940,833
Uber Technologies, Inc.(c)	10,139	756,471
United Airlines Holdings, Inc.(c)	16,453	1,480,770
		6,480,246
Information Technology-3.28%
Cognizant Technology Solutions Corp., Class A	10,839	573,383
Dell Technologies, Inc., Class C	5,151	1,076,302
Hewlett Packard Enterprise Co.	55,499	1,596,706
Super Micro Computer, Inc.(b)(c)	25,488	698,371
		3,944,762
Materials-1.76%
Newmont Corp.	8,853	983,480
Steel Dynamics, Inc.	4,972	1,136,897
		2,120,377
Real Estate-1.94%
Realty Income Corp.	12,610	810,066
VICI Properties, Inc.	52,410	1,530,372
		2,340,438
Utilities-14.57%
Alliant Energy Corp.	10,892	799,800
Ameren Corp.	8,066	916,701
American Electric Power Co., Inc.	7,538	1,033,535
Atmos Energy Corp.	4,237	804,945
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
April 30, 2026
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	19,016	$830,048
CMS Energy Corp.	10,472	803,621
Consolidated Edison, Inc.	11,681	1,302,315
Dominion Energy, Inc.	14,335	924,608
DTE Energy Co.	6,629	1,005,553
Duke Energy Corp.	7,759	1,005,178
Evergy, Inc.	12,197	1,010,400
Eversource Energy	16,134	1,140,674
Exelon Corp.	25,053	1,152,188
FirstEnergy Corp.	20,041	952,348
NiSource, Inc.	17,700	854,556
Pinnacle West Capital Corp.	12,641	1,311,125
PPL Corp.	23,996	898,410
Xcel Energy, Inc.	9,452	784,043
		17,530,048
Total Common Stocks & Other Equity Interests (Cost $106,187,125)		120,250,423
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $76,570)	76,570	76,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $106,263,695)		120,326,993
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.29%
Invesco Private Government Fund, 3.63%(d)(e)(f)	430,795	$430,795
Invesco Private Prime Fund, 3.78%(d)(e)(f)	1,119,286	1,119,398
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,550,287)		1,550,193
TOTAL INVESTMENTS IN SECURITIES-101.31% (Cost $107,813,982)		121,877,186
OTHER ASSETS LESS LIABILITIES-(1.31)%		(1,570,342)
NET ASSETS-100.00%		$120,306,844

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Ltd.	$265,673	$1,652,249	$(1,316,298)	$483,154	$351,635	$1,436,413	$44,082
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	110,016	2,571,457	(2,604,903)	-	-	76,570	4,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,893,177	26,651,456	(28,113,838)	-	-	430,795	39,305 *
Invesco Private Prime Fund	4,930,086	54,241,503	(58,051,646)	35	(580)	1,119,398	107,427 *
Total	$7,198,952	$85,116,665	$(90,086,685)	$483,189	$351,055	$3,063,176	$195,056

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap Momentum ETF (XMMO)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.55%
New York Times Co. (The), Class A	910,024	$71,919,197
Nexstar Media Group, Inc., Class A(b)	161,514	33,617,524
		105,536,721
Consumer Discretionary-4.62%
Autoliv, Inc. (Sweden)(b)	323,922	37,552,277
BorgWarner, Inc.(b)	1,387,820	79,064,105
Five Below, Inc.(b)(c)	398,804	93,982,151
Somnigroup International, Inc.(b)	1,128,509	85,608,693
Travel + Leisure Co.	279,538	18,074,927
		314,282,153
Consumer Staples-0.54%
Celsius Holdings, Inc.(b)(c)	1,094,688	36,748,676
Energy-7.13%
Antero Midstream Corp.	1,540,675	33,679,156
CNX Resources Corp.(b)(c)	812,882	31,629,239
DT Midstream, Inc.(b)	522,527	77,328,771
HF Sinclair Corp.(b)	902,724	60,672,080
TechnipFMC PLC (United Kingdom)(b)	3,247,983	245,450,075
Weatherford International PLC	331,941	36,629,689
		485,389,010
Financials-3.76%
Affiliated Managers Group, Inc.	230,691	67,977,717
Annaly Capital Management, Inc.(b)	4,031,645	92,324,671
Federated Hermes, Inc., Class B(b)	496,656	28,850,747
FirstCash Holdings, Inc.(b)	306,129	66,803,470
		255,956,605
Health Care-6.29%
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,526,840	112,192,203
Elanco Animal Health, Inc.(b)(c)	3,797,324	84,946,138
Medpace Holdings, Inc.(c)	107,669	45,076,703
Penumbra, Inc.(b)(c)	167,427	54,661,567
Roivant Sciences Ltd.(c)	4,588,962	130,923,086
		427,799,697
Industrials-41.93%
AeroVironment, Inc.(b)(c)	137,422	26,800,038
API Group Corp.(c)	3,025,989	138,348,217
ATI, Inc.(c)	1,155,820	179,683,777
Brink’s Co. (The)(b)	222,824	23,786,462
BWX Technologies, Inc.	697,569	150,946,956
CACI International, Inc., Class A(b)(c)	159,013	82,613,614
Carpenter Technology Corp.	277,215	118,703,463
Curtiss-Wright Corp.	370,524	266,851,385
Donaldson Co., Inc.(b)	828,324	73,033,327
Dycom Industries, Inc.(c)	263,412	109,078,909
EnerSys	332,811	70,975,274
Kratos Defense & Security Solutions, Inc.(b)(c)	2,012,900	126,913,345
Lincoln Electric Holdings, Inc.	280,490	74,329,850
MasTec, Inc.(b)(c)	391,635	154,323,772
Mueller Industries, Inc.	1,067,008	144,504,893
Nextpower, Inc., Class A(b)(c)	1,268,860	151,159,292
nVent Electric PLC	1,108,214	158,363,781
RB Global, Inc. (Canada)	982,450	102,469,535
	Shares	Value
Industrials-(continued)
RBC Bearings, Inc.(c)	202,108	$121,080,882
SPX Technologies, Inc.(c)	249,196	54,551,496
Sterling Infrastructure, Inc.(b)(c)	285,552	147,236,322
Valmont Industries, Inc.	93,924	47,717,149
Watts Water Technologies, Inc., Class A(b)	178,934	53,708,829
WESCO International, Inc.	285,314	99,608,824
Woodward, Inc.	485,526	176,241,083
		2,853,030,475
Information Technology-15.08%
Advanced Energy Industries, Inc.(b)	325,352	124,905,887
Amkor Technology, Inc.	740,339	51,638,645
Fabrinet (Thailand)(b)(c)	285,687	195,258,494
Flex Ltd.(b)(c)	1,905,880	174,483,314
MACOM Technology Solutions Holdings, Inc.(b)(c)	361,266	101,736,118
MKS, Inc.	461,205	130,866,919
Rambus, Inc.(c)	595,338	68,529,357
TTM Technologies, Inc.(c)	1,126,686	178,264,259
		1,025,682,993
Materials-7.88%
Alcoa Corp.(b)	1,341,012	85,543,155
Commercial Metals Co.(b)	727,650	50,178,744
Hecla Mining Co.(b)	7,306,098	131,655,886
MP Materials Corp.(b)(c)	925,892	61,145,908
NewMarket Corp.(b)	45,230	30,558,292
Royal Gold, Inc.	759,828	177,328,659
		536,410,644
Real Estate-4.73%
American Healthcare REIT, Inc.(b)	1,733,561	88,030,228
EPR Properties	380,652	21,244,188
Omega Healthcare Investors, Inc.	1,683,787	79,087,475
Sabra Health Care REIT, Inc.(b)	1,174,454	24,264,220
W.P. Carey, Inc.	1,496,956	109,173,001
		321,799,112
Utilities-6.44%
Black Hills Corp.(b)	482,855	36,354,153
IDACORP, Inc.(b)	329,396	48,664,965
National Fuel Gas Co.(b)	481,193	40,603,065
Ormat Technologies, Inc.(b)	662,767	76,151,928
Portland General Electric Co.	694,602	36,070,682
Spire, Inc.(b)	344,893	31,447,344
Talen Energy Corp.(c)	213,207	79,402,551
TXNM Energy, Inc.	592,495	34,992,755
UGI Corp.(b)	1,502,523	54,226,055
		437,913,498
Total Common Stocks & Other Equity Interests (Cost $5,728,189,121)		6,800,549,584
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
April 30, 2026
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $5,713,748)	5,713,748	$5,713,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $5,733,902,869)		6,806,263,332
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.20%
Invesco Private Government Fund, 3.63%(d)(e)(f)	152,427,380	152,427,380
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	405,355,439	$405,395,975
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $557,823,559)		557,823,355
TOTAL INVESTMENTS IN SECURITIES-108.23% (Cost $6,291,726,428)		7,364,086,687
OTHER ASSETS LESS LIABILITIES-(8.23)%		(559,746,850)
NET ASSETS-100.00%		$6,804,339,837

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,485,367	$124,186,850	$(119,958,469)	$-	$-	$5,713,748	$122,100
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,869,742	1,395,479,055	(1,303,921,417)	-	-	152,427,380	3,589,278 *
Invesco Private Prime Fund	159,962,627	3,011,550,617	(2,766,066,355)	6,575	(57,489)	405,395,975	9,772,662 *
Total	$222,317,736	$4,531,216,522	$(4,189,946,241)	$6,575	$(57,489)	$563,537,103	$13,484,040

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P MidCap Quality ETF (XMHQ)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-10.92%
Abercrombie & Fitch Co., Class A(b)(c)	303,368	$25,892,459
Autoliv, Inc. (Sweden)(c)	519,306	60,203,144
Boyd Gaming Corp.(c)	676,322	58,806,198
Chewy, Inc., Class A(b)(c)	2,037,987	51,805,629
Columbia Sportswear Co.(c)	183,341	11,169,134
Duolingo, Inc.(b)(c)	235,748	25,955,855
GameStop Corp., Class A(b)(c)	2,581,842	64,416,958
Grand Canyon Education, Inc.(b)(c)	274,495	46,408,870
Texas Roadhouse, Inc.(c)	478,709	77,067,362
TopBuild Corp.(b)	171,257	75,815,474
Valvoline, Inc.(b)(c)	955,380	31,747,277
Visteon Corp.(c)	180,655	20,180,970
YETI Holdings, Inc.(b)(c)	439,733	17,351,864
		566,821,194
Consumer Staples-2.96%
Boston Beer Co., Inc. (The), Class A(b)(c)	52,591	12,466,171
Ingredion, Inc.(c)	489,119	54,654,157
Marzetti Co. (The)(c)	123,263	16,058,704
Pilgrim’s Pride Corp.(c)	374,862	12,407,932
Sprouts Farmers Market, Inc.(b)(c)	706,257	57,807,135
		153,394,099
Energy-6.66%
Antero Midstream Corp.	2,016,844	44,088,210
TechnipFMC PLC (United Kingdom)(d)	3,402,503	257,127,152
Weatherford International PLC	404,135	44,596,297
		345,811,659
Financials-15.11%
American Financial Group, Inc.	440,378	58,689,176
Essent Group Ltd.	573,231	34,691,940
Evercore, Inc., Class A	291,611	93,691,698
Federated Hermes, Inc., Class B	627,131	36,430,040
First Financial Bankshares, Inc.	801,351	25,859,597
Hamilton Lane, Inc., Class A(c)	326,585	30,042,554
Hanover Insurance Group, Inc. (The)	240,638	45,165,346
Houlihan Lokey, Inc.	383,556	59,355,291
Kinsale Capital Group, Inc.(c)	191,046	61,824,396
MGIC Investment Corp.	1,391,238	36,839,982
Morningstar, Inc.(c)	171,695	28,966,664
Primerica, Inc.(c)	258,784	72,788,176
RenaissanceRe Holdings Ltd. (Bermuda)	290,243	89,095,894
RLI Corp.(c)	664,767	34,414,988
SEI Investments Co.	841,352	76,293,799
		784,149,541
Health Care-19.73%
Chemed Corp.	102,298	43,474,604
Doximity, Inc., Class A(b)(c)	1,052,848	25,731,605
Elanco Animal Health, Inc.(b)(c)	3,351,886	74,981,690
Envista Holdings Corp.(b)(c)	1,089,272	28,255,716
Exelixis, Inc.(b)(c)	2,489,323	110,675,300
Globus Medical, Inc., Class A(b)	736,069	66,378,702
Halozyme Therapeutics, Inc.(b)(c)	805,274	51,263,743
Illumina, Inc.(b)(d)	1,454,168	184,301,252
Medpace Holdings, Inc.(b)(c)(d)	314,704	131,753,977
	Shares	Value
Health Care-(continued)
Penumbra, Inc.(b)	307,573	$100,416,433
United Therapeutics Corp.(b)(c)(d)	361,371	206,469,321
		1,023,702,343
Industrials-27.08%
AECOM	904,926	76,104,277
BWX Technologies, Inc.	562,894	121,804,633
Carlisle Cos., Inc.(c)	400,544	142,297,261
Carpenter Technology Corp.	329,549	141,112,882
Donaldson Co., Inc.	766,659	67,596,324
Exponent, Inc.(c)	340,455	22,773,035
Fluor Corp.(b)	1,457,208	77,742,047
FTI Consulting, Inc.(b)(c)	198,117	35,522,378
Genpact Ltd.(c)	1,025,636	35,640,851
Graco, Inc.	980,117	78,673,991
Landstar System, Inc.	201,917	37,166,862
Lincoln Electric Holdings, Inc.	389,983	103,345,495
MSA Safety, Inc.(c)	231,902	38,586,174
MSC Industrial Direct Co., Inc., Class A	311,282	31,834,810
Nextpower, Inc., Class A(b)(c)	1,101,578	131,230,987
Sterling Infrastructure, Inc.(b)(c)	262,630	135,417,281
Toro Co. (The)	655,885	62,420,575
Valmont Industries, Inc.	130,297	66,196,088
		1,405,465,951
Information Technology-8.40%
Bentley Systems, Inc., Class B(c)	931,922	30,399,296
Cirrus Logic, Inc.(b)(c)	311,240	50,757,019
IPG Photonics Corp.(b)(c)	179,526	21,349,232
Manhattan Associates, Inc.(b)	672,733	92,763,153
Pegasystems, Inc.(c)	791,816	28,940,875
Qualys, Inc.(b)(c)	244,842	21,284,115
Twilio, Inc., Class A(b)(c)	1,051,620	155,702,857
Vontier Corp.(c)	962,357	34,529,369
		435,725,916
Materials-6.92%
Alcoa Corp.(c)	1,575,413	100,495,595
Cabot Corp.(c)	320,266	24,647,672
Crown Holdings, Inc.	743,771	73,120,127
Greif, Inc., Class A	173,896	11,344,975
Louisiana-Pacific Corp.(c)	360,469	26,022,257
Royal Gold, Inc.	529,236	123,513,098
		359,143,724
Utilities-2.22%
Talen Energy Corp.(b)	310,109	115,490,794
Total Common Stocks & Other Equity Interests (Cost $4,846,708,965)		5,189,705,221
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $1,235,702)	1,235,702	1,235,702
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $4,847,944,667)		5,190,940,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
April 30, 2026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.28%
Invesco Private Government Fund, 3.63%(e)(f)(g)	167,921,492	$167,921,492
Invesco Private Prime Fund, 3.78%(e)(f)(g)	365,335,920	365,372,454
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $533,297,173)		533,293,946
TOTAL INVESTMENTS IN SECURITIES-110.30% (Cost $5,381,241,840)		5,724,234,869
OTHER ASSETS LESS LIABILITIES-(10.30)%		(534,728,935)
NET ASSETS-100.00%		$5,189,505,934

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2K.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,341,548	$60,710,392	$(63,816,238)	$-	$-	$1,235,702	$160,295
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,004,116	1,271,790,084	(1,254,872,708)	-	-	167,921,492	4,861,787 *
Invesco Private Prime Fund	393,999,594	2,542,940,221	(2,571,549,769)	20,499	(38,091)	365,372,454	13,176,648 *
Total	$549,345,258	$3,875,440,697	$(3,890,238,715)	$20,499	$(38,091)	$534,529,648	$18,198,730

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P MidCap Value with Momentum ETF (XMVM)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.02%
Nexstar Media Group, Inc., Class A	22,373	$4,656,716
Consumer Discretionary-16.45%
Aramark	116,307	5,314,067
Autoliv, Inc. (Sweden)(b)	37,859	4,388,994
AutoNation, Inc.(c)	34,752	7,380,630
Boyd Gaming Corp.	67,279	5,849,909
Gap, Inc. (The)(b)	197,961	4,867,861
Graham Holdings Co., Class B	7,169	8,047,274
Lear Corp.	93,364	11,869,365
Macy’s, Inc.(b)	407,232	7,961,386
Penske Automotive Group, Inc.(b)	46,295	7,940,518
Thor Industries, Inc.(b)	56,326	4,452,007
Visteon Corp.	60,826	6,794,873
		74,866,884
Consumer Staples-5.48%
Albertson’s Cos., Inc., Class A(b)	510,389	8,600,055
BJ’s Wholesale Club Holdings, Inc.(c)	45,998	4,318,752
Performance Food Group Co.(c)	72,624	6,576,829
US Foods Holding Corp.(c)	58,453	5,464,771
		24,960,407
Energy-7.45%
Antero Resources Corp.(c)	108,944	4,277,141
HF Sinclair Corp.	157,367	10,576,636
PBF Energy, Inc., Class A	218,499	9,474,117
Valaris Ltd.(c)	94,160	9,602,437
		33,930,331
Financials-44.13%
Ally Financial, Inc.	115,988	5,148,707
American Financial Group, Inc.	30,118	4,013,826
Annaly Capital Management, Inc.	244,507	5,599,210
Associated Banc-Corp	182,760	5,146,522
Bank OZK	156,835	7,553,174
Brighthouse Financial, Inc.(b)(c)	157,142	9,783,661
CNO Financial Group, Inc.	135,540	6,024,753
Columbia Banking System, Inc.	193,866	5,738,434
Cullen/Frost Bankers, Inc.(b)	31,970	4,633,412
East West Bancorp, Inc.	37,714	4,769,689
Essent Group Ltd.	98,651	5,970,358
F.N.B. Corp.	357,813	6,386,962
Federated Hermes, Inc., Class B	78,562	4,563,667
First American Financial Corp.(b)	92,237	6,468,581
First Horizon Corp.	202,310	5,049,658
Hancock Whitney Corp.(b)	86,171	5,817,404
Hanover Insurance Group, Inc. (The)	29,864	5,605,174
Home BancShares, Inc.	171,169	4,599,311
International Bancshares Corp.	74,724	5,360,700
Janus Henderson Group PLC	106,170	5,479,434
MGIC Investment Corp.	199,034	5,270,420
Old National Bancorp(b)	239,808	5,748,198
Old Republic International Corp.(b)	108,674	4,341,526
RenaissanceRe Holdings Ltd. (Bermuda)	29,173	8,955,236
SLM Corp.(b)	142,931	3,298,847
Starwood Property Trust, Inc.(b)	266,869	4,899,715
Texas Capital Bancshares, Inc.(c)	49,640	4,998,748
UMB Financial Corp.(b)	44,693	5,638,916
	Shares	Value
Financials-(continued)
United Bankshares, Inc.	150,272	$6,583,416
Unum Group	79,567	6,395,595
Valley National Bancorp	530,866	7,203,852
Webster Financial Corp.	90,755	6,567,032
Western Alliance Bancorporation	65,847	5,369,164
Wintrust Financial Corp.	34,879	5,251,731
Zions Bancorporation N.A.	104,781	6,645,211
		200,880,244
Health Care-0.73%
Tenet Healthcare Corp.(c)	18,856	3,339,775
Industrials-6.61%
AGCO Corp.	44,085	5,335,167
EnerSys	23,316	4,972,370
Oshkosh Corp.	41,942	6,555,535
Ryder System, Inc.	28,633	7,266,196
WESCO International, Inc.	17,112	5,974,141
		30,103,409
Information Technology-3.58%
Kyndryl Holdings, Inc.(c)	205,688	2,842,608
TD SYNNEX Corp.	58,908	13,441,628
		16,284,236
Materials-1.80%
Commercial Metals Co.	52,359	3,610,677
Crown Holdings, Inc.	46,547	4,576,035
		8,186,712
Real Estate-2.00%
Jones Lang LaSalle, Inc.(c)	14,234	4,528,262
Kilroy Realty Corp.(b)	136,856	4,551,831
		9,080,093
Utilities-10.70%
Black Hills Corp.	58,433	4,399,421
Essential Utilities, Inc.	102,875	3,929,825
National Fuel Gas Co.	42,476	3,584,125
New Jersey Resources Corp.	97,058	5,465,336
NorthWestern Energy Group, Inc.	60,132	4,349,949
OGE Energy Corp.(b)	82,542	4,028,050
ONE Gas, Inc.(b)	52,251	4,661,834
Portland General Electric Co.	95,345	4,951,266
Southwest Gas Holdings, Inc.	52,589	4,945,995
Spire, Inc.	46,907	4,276,980
UGI Corp.	113,265	4,087,734
		48,680,515
Total Common Stocks & Other Equity Interests (Cost $390,561,987)		454,969,322
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $419,139)	419,139	419,139
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $390,981,126)		455,388,461
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
April 30, 2026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.34%
Invesco Private Government Fund, 3.63%(d)(e)(f)	11,814,285	$11,814,285
Invesco Private Prime Fund, 3.78%(d)(e)(f)	30,700,177	30,703,247
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,517,902)		42,517,532
TOTAL INVESTMENTS IN SECURITIES-109.38% (Cost $433,499,028)		497,905,993
OTHER ASSETS LESS LIABILITIES-(9.38)%		(42,691,420)
NET ASSETS-100.00%		$455,214,573

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$329,198	$16,500,175	$(16,410,234)	$-	$-	$419,139	$17,626
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,218,409	146,370,858	(148,774,982)	-	-	11,814,285	355,797 *
Invesco Private Prime Fund	34,788,887	306,699,342	(310,783,830)	619	(1,771)	30,703,247	967,365 *
Total	$49,336,494	$469,570,375	$(475,969,046)	$619	$(1,771)	$42,936,671	$1,340,788

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Momentum ETF (XSMO)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.07%
Lumen Technologies, Inc.(b)(c)	5,314,356	$46,978,907
Madison Square Garden Sports Corp., Class A(b)(c)	107,246	36,727,465
Scholastic Corp.	177,300	7,155,828
Telephone and Data Systems, Inc.(c)	472,978	21,312,389
		112,174,589
Consumer Discretionary-8.00%
Acushnet Holdings Corp.(c)	197,429	19,115,076
Callaway Golf Co.(b)(c)	886,644	13,565,653
Dana, Inc.	942,636	34,359,082
Dauch Corp.(b)(c)	1,253,743	7,158,872
Installed Building Products, Inc.(c)	124,298	35,866,188
LCI Industries(c)	152,650	18,198,933
National Vision Holdings, Inc.(b)(c)	843,780	19,592,572
Patrick Industries, Inc.(c)	177,149	16,474,857
Phinia, Inc.(c)	237,567	17,140,459
Red Rock Resorts, Inc., Class A(c)	247,982	13,381,109
Signet Jewelers Ltd.(c)	238,516	21,235,079
Standard Motor Products, Inc.(c)	111,443	4,164,625
		220,252,505
Consumer Staples-2.43%
Andersons, Inc. (The)(c)	225,245	17,690,742
Fresh Del Monte Produce, Inc.	215,086	9,009,953
PriceSmart, Inc.(c)	226,065	35,474,120
Tootsie Roll Industries, Inc.(c)	110,745	4,675,654
		66,850,469
Energy-3.57%
Innovex International, Inc.(b)(c)	238,756	6,630,254
International Seaways, Inc.(c)	301,956	25,047,250
Par Pacific Holdings, Inc.(b)(c)	470,750	30,914,153
Peabody Energy Corp.(c)	886,184	23,625,665
REX American Resources Corp.(b)	248,576	12,055,936
		98,273,258
Financials-13.62%
Acadian Asset Management, Inc.	281,198	18,938,685
Adamas Trust, Inc.(c)	591,785	5,314,229
Ameris Bancorp(c)	315,190	26,869,947
Apollo Commercial Real Estate Finance, Inc.(c)	865,920	9,473,165
Axos Financial, Inc.(b)(c)	360,595	34,775,782
Blackstone Mortgage Trust, Inc., Class A(c)	732,773	13,915,359
Capitol Federal Financial, Inc.	683,226	5,247,176
Customers Bancorp, Inc.(b)(c)	172,497	13,156,346
Ellington Financial, Inc.	547,461	7,253,858
Enact Holdings, Inc.(c)	150,301	6,422,362
Enova International, Inc.(b)	146,465	24,812,636
EZCORP, Inc., Class A(b)(c)	599,974	19,667,148
First Bancorp/Southern Pines NC(c)	244,153	14,097,394
HA Sustainable Infrastructure Capital, Inc.	637,263	26,733,183
HCI Group, Inc.(c)	55,376	8,504,092
Hilltop Holdings, Inc.	242,130	9,121,037
Horace Mann Educators Corp.(c)	204,295	9,283,165
	Shares	Value
Financials-(continued)
Mercury General Corp.	285,178	$27,750,671
SiriusPoint Ltd.(b)(c)	666,987	15,614,166
StoneX Group, Inc.(b)(c)	458,751	48,641,369
TrustCo Bank Corp.(c)	127,077	6,048,865
United Fire Group, Inc.	157,931	6,367,778
WisdomTree, Inc.(c)	998,383	16,972,511
		374,980,924
Health Care-13.62%
Amneal Pharmaceuticals, Inc.(b)(c)	1,471,242	18,934,885
ANI Pharmaceuticals, Inc.(b)(c)	97,840	7,773,388
Arcus Biosciences, Inc.(b)(c)	447,595	11,413,672
Artivion, Inc.(b)(c)	195,488	7,004,335
BrightSpring Health Services, Inc.(b)(c)	941,460	45,161,836
Collegium Pharmaceutical, Inc.(b)(c)	184,977	6,239,274
Indivior Pharmaceuticals, Inc.(b)(c)	1,334,062	49,066,800
Krystal Biotech, Inc.(b)(c)	200,951	52,701,409
Ligand Pharmaceuticals, Inc.(b)(c)	159,186	36,525,228
National HealthCare Corp.(c)	88,990	15,421,077
Pediatrix Medical Group, Inc.(b)(c)	467,270	10,518,248
Phibro Animal Health Corp., Class A(c)	159,082	8,459,981
Protagonist Therapeutics, Inc.(b)(c)	456,504	45,180,201
PTC Therapeutics, Inc.(b)(c)	513,529	33,410,197
TransMedics Group, Inc.(b)(c)	268,786	27,090,941
		374,901,472
Industrials-23.78%
AAR Corp.(b)(c)	266,814	29,448,261
Amentum Holdings, Inc.(b)(c)	1,005,573	26,376,180
Armstrong World Industries, Inc.	217,173	37,004,107
Astec Industries, Inc.	128,028	8,324,381
AZZ, Inc.(c)	204,149	29,201,473
CSG Systems International, Inc.(c)	183,021	14,716,719
Enpro, Inc.	97,930	28,551,491
ESCO Technologies, Inc.	228,509	74,025,491
Granite Construction, Inc.(c)	310,753	42,594,914
Healthcare Services Group, Inc.(b)(c)	487,813	10,444,076
Interface, Inc.(c)	257,754	7,186,182
Kennametal, Inc.(c)	469,469	18,173,145
Mercury Systems, Inc.(b)(c)	544,303	42,950,950
MYR Group, Inc.(b)(c)	115,830	46,889,142
National Presto Industries, Inc.(c)	29,919	4,183,873
OPENLANE, Inc.(b)	703,797	22,127,378
Powell Industries, Inc.(c)	204,860	56,801,532
Primoris Services Corp.(c)	469,322	85,017,680
Resideo Technologies, Inc.(b)(c)	732,198	30,291,031
Standex International Corp.	59,604	16,271,892
Sunrun, Inc.(b)	1,243,503	15,829,793
Worthington Enterprises, Inc.(c)	156,681	8,503,078
		654,912,769
Information Technology-18.21%
ACM Research, Inc., Class A(b)	554,785	28,676,837
Clear Secure, Inc., Class A(c)	468,603	25,018,714
Digi International, Inc.(b)(c)	187,358	10,499,542
FormFactor, Inc.(b)(c)	453,102	61,590,155
Mirion Technologies, Inc.(b)(c)	1,414,161	27,929,680
OSI Systems, Inc.(b)(c)	66,230	19,002,712
Plexus Corp.(b)(c)	149,666	37,503,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
April 30, 2026
	Shares	Value
Information Technology-(continued)
Sanmina Corp.(b)(c)	318,103	$69,289,195
SolarEdge Technologies, Inc.(b)(c)	378,321	16,214,838
Viasat, Inc.(b)(c)	1,449,879	95,561,525
Viavi Solutions, Inc.(b)(c)	2,100,586	110,070,706
		501,357,210
Materials-5.34%
Century Aluminum Co.(b)	491,405	29,209,113
Ingevity Corp.(b)(c)	181,650	13,839,913
Kaiser Aluminum Corp.	132,895	22,649,295
Materion Corp.	107,484	19,756,634
Sensient Technologies Corp.	218,111	24,786,134
Warrior Met Coal, Inc.(c)	337,007	30,280,079
Worthington Steel, Inc.(c)	166,927	6,415,005
		146,936,173
Real Estate-3.66%
Global Net Lease, Inc.(c)	1,540,455	14,726,750
LXP Industrial Trust(c)	334,199	17,017,413
Millrose Properties, Inc.(c)	884,244	27,119,764
Outfront Media, Inc.(c)	828,765	25,567,400
St. Joe Co. (The)	254,467	16,430,934
		100,862,261
Utilities-3.67%
Avista Corp.(c)	458,895	18,860,585
Clearway Energy, Inc., Class C(c)	643,985	25,991,235
Hawaiian Electric Industries, Inc.(b)(c)	1,405,107	21,174,962
MDU Resources Group, Inc.(c)	971,897	21,896,839
Northwest Natural Holding Co.	248,261	13,157,833
		101,081,454
Total Common Stocks & Other Equity Interests (Cost $2,214,869,080)		2,752,583,084
	Shares	Value
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $2,814,442)	2,814,442	$2,814,442
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $2,217,683,522)		2,755,397,526
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.72%
Invesco Private Government Fund, 3.63%(d)(e)(f)	129,840,025	129,840,025
Invesco Private Prime Fund, 3.78%(d)(e)(f)	358,040,622	358,076,426
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $487,918,138)		487,916,451
TOTAL INVESTMENTS IN SECURITIES-117.79% (Cost $2,705,601,660)		3,243,313,977
OTHER ASSETS LESS LIABILITIES-(17.79)%		(489,876,323)
NET ASSETS-100.00%		$2,753,437,654

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,367,282	$29,327,983	$(27,880,823)	$-	$-	$2,814,442	$46,519
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$66,856,725	$717,977,568	$(654,994,268)	$-	$-	$129,840,025	$3,239,732 *
Invesco Private Prime Fund	173,410,521	1,757,949,323	(1,573,235,561)	9,614	(57,471)	358,076,426	8,759,579 *
Total	$241,634,528	$2,505,254,874	$(2,256,110,652)	$9,614	$(57,471)	$490,730,893	$12,045,830

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Value with Momentum ETF (XSVM)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.90%
Scholastic Corp.	192,814	$7,781,973
Shenandoah Telecommunications Co.(b)	371,232	5,839,480
Telephone and Data Systems, Inc.	92,286	4,158,407
		17,779,860
Consumer Discretionary-17.15%
Academy Sports & Outdoors, Inc.(b)	90,612	4,969,162
Adient PLC(c)	343,728	7,235,474
Asbury Automotive Group, Inc.(b)(c)	31,726	6,462,269
Dana, Inc.	213,577	7,784,882
Dauch Corp.(b)(c)	1,292,433	7,379,792
Ethan Allen Interiors, Inc.(b)	172,290	3,676,669
G-III Apparel Group Ltd.(b)	246,492	7,688,085
Green Brick Partners, Inc.(c)	56,635	3,819,464
Group 1 Automotive, Inc.	16,785	5,990,063
Kohl’s Corp.(b)	407,858	5,779,348
LCI Industries(b)	30,879	3,681,394
MarineMax, Inc.(b)(c)	338,165	9,718,862
Matthews International Corp., Class A(b)	131,351	3,748,758
Phinia, Inc.	75,961	5,480,586
Sally Beauty Holdings, Inc.(b)(c)	331,129	4,695,409
Signet Jewelers Ltd.(b)	36,956	3,290,193
Sonic Automotive, Inc., Class A(b)	106,601	8,394,829
Standard Motor Products, Inc.	144,129	5,386,101
		105,181,340
Consumer Staples-7.31%
Andersons, Inc. (The)(d)	142,940	11,226,507
Cal-Maine Foods, Inc.(b)	52,908	4,087,672
Fresh Del Monte Produce, Inc.	174,635	7,315,460
Grocery Outlet Holding Corp.(b)(c)	671,771	5,313,709
United Natural Foods, Inc.(c)(d)	207,787	10,393,506
Universal Corp.	120,460	6,454,247
		44,791,101
Energy-9.92%
Bristow Group, Inc.	150,798	7,408,706
CVR Energy, Inc.(b)(c)	115,199	3,817,695
Dorian LPG Ltd.	174,263	6,717,839
Innovex International, Inc.(b)(c)	146,647	4,072,387
International Seaways, Inc.	69,898	5,798,039
Liberty Energy, Inc., Class A(b)	211,761	7,155,404
Noble Corp. PLC(b)	125,886	6,423,962
Par Pacific Holdings, Inc.(c)(d)	142,165	9,335,975
Peabody Energy Corp.(b)	153,039	4,080,020
World Kinect Corp.(b)	222,579	6,002,956
		60,812,983
Financials-42.26%
Adamas Trust, Inc.	582,724	5,232,862
Ameris Bancorp	43,819	3,735,570
Apollo Commercial Real Estate Finance, Inc.	482,941	5,283,375
ARMOUR Residential REIT, Inc.(b)	219,826	3,855,748
Assured Guaranty Ltd.(b)	55,684	4,560,520
Atlantic Union Bankshares Corp., Class B(b)	107,228	4,037,134
Banc of California, Inc.	200,817	3,761,302
BankUnited, Inc.	86,512	4,021,078
	Shares	Value
Financials-(continued)
Banner Corp.	57,960	$3,878,104
Beacon Financial Corp.	131,626	3,755,290
Blackstone Mortgage Trust, Inc., Class A	178,769	3,394,823
Bread Financial Holdings, Inc.(b)	71,115	6,029,130
Capitol Federal Financial, Inc.	657,905	5,052,710
Cathay General Bancorp	74,225	4,158,827
Central Pacific Financial Corp.	108,012	3,594,639
Customers Bancorp, Inc.(b)(c)	51,360	3,917,227
CVB Financial Corp.(b)	173,532	3,534,847
Dime Community Bancshares, Inc., Class B(b)	126,406	4,536,711
Ellington Financial, Inc.	305,262	4,044,721
Enact Holdings, Inc.(b)	106,703	4,559,419
EZCORP, Inc., Class A(b)(c)	216,553	7,098,607
First Commonwealth Financial Corp.	228,966	4,215,264
First Financial Bancorp(b)	174,205	5,274,927
First Hawaiian, Inc.	145,341	3,964,901
Fulton Financial Corp.	219,422	4,737,321
Genworth Financial, Inc., Class A(c)	854,728	7,513,059
Hanmi Financial Corp.	138,268	4,135,596
Heritage Financial Corp.	168,854	4,646,862
Hilltop Holdings, Inc.	124,768	4,700,011
Horace Mann Educators Corp.	92,217	4,190,340
Independent Bank Corp.	49,227	3,839,214
Jackson Financial, Inc., Class A	54,061	6,258,642
Lincoln National Corp.	163,793	6,193,013
Mercury General Corp.	38,899	3,785,262
NMI Holdings, Inc., Class A(c)	103,934	4,023,285
Northwest Bancshares, Inc.	332,210	4,594,464
OFG Bancorp	92,581	4,255,023
PennyMac Mortgage Investment Trust	376,272	4,582,993
Preferred Bank	34,935	3,309,393
Provident Financial Services, Inc.	222,651	5,049,725
Radian Group, Inc.	118,879	4,259,435
Renasant Corp.	112,447	4,485,511
S&T Bancorp, Inc.	96,860	4,274,432
Seacoast Banking Corp. of Florida(b)	104,399	3,285,437
SiriusPoint Ltd.(c)	198,347	4,643,303
Southside Bancshares, Inc.(b)	123,567	4,081,418
Stellar Bancorp, Inc.	121,932	4,579,766
Stewart Information Services Corp.	53,976	3,777,780
StoneX Group, Inc.(c)(d)	108,505	11,504,785
Tompkins Financial Corp.	48,833	4,115,157
TrustCo Bank Corp.	81,505	3,879,638
Trustmark Corp.(b)	98,662	4,377,633
United Community Banks, Inc.	123,622	4,120,321
United Fire Group, Inc.	154,593	6,233,190
Virtu Financial, Inc., Class A	106,321	5,279,901
WSFS Financial Corp.	68,255	4,912,312
		259,121,958
Health Care-1.40%
AdaptHealth Corp.(b)(c)	655,284	8,590,773
Industrials-6.06%
Alamo Group, Inc.(b)	20,321	3,524,474
Astec Industries, Inc.	85,984	5,590,680
CoreCivic, Inc.(c)	217,399	4,447,984
Deluxe Corp.(b)	251,573	7,836,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
April 30, 2026
	Shares	Value
Industrials-(continued)
DNOW, Inc.(b)(c)	337,174	$4,548,477
GEO Group, Inc. (The)(b)(c)	267,331	4,948,297
Insteel Industries, Inc.	117,394	3,073,375
SkyWest, Inc.(c)	38,529	3,164,001
		37,133,787
Information Technology-8.56%
Alpha & Omega Semiconductor Ltd.(c)	163,003	7,079,220
Benchmark Electronics, Inc.	82,886	6,800,796
Corsair Gaming, Inc.(b)(c)	633,103	4,298,769
MARA Holdings, Inc.(b)(c)	413,538	4,958,321
NetScout Systems, Inc.(c)	122,655	4,133,474
PC Connection, Inc.	74,081	4,721,923
Photronics, Inc.(b)(c)	107,281	5,308,264
ScanSource, Inc.(c)	165,307	6,797,424
Vishay Intertechnology, Inc.(b)	289,455	8,385,511
		52,483,702
Materials-2.39%
Kaiser Aluminum Corp.	41,276	7,034,669
Metallus, Inc.(b)(c)	249,941	4,808,865
O-I Glass, Inc.(c)	308,486	2,810,307
		14,653,841
Real Estate-0.73%
Cushman & Wakefield Ltd.(c)	320,637	4,501,744
Utilities-1.26%
Avista Corp.	93,772	3,854,029
Northwest Natural Holding Co.	72,967	3,867,251
		7,721,280
Total Common Stocks & Other Equity Interests (Cost $499,574,658)		612,772,369
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f) (Cost $441,210)	441,210	$441,210
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $500,015,868)		613,213,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.68%
Invesco Private Government Fund, 3.63%(e)(f)(g)	25,902,901	25,902,901
Invesco Private Prime Fund, 3.78%(e)(f)(g)	82,496,236	82,504,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,410,604)		108,407,387
TOTAL INVESTMENTS IN SECURITIES-117.69% (Cost $608,426,472)		721,620,966
OTHER ASSETS LESS LIABILITIES-(17.69)%		(108,481,317)
NET ASSETS-100.00%		$613,139,649

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2K.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$541,147	$32,764,616	$(32,864,553)	$-	$-	$441,210	$18,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
April 30, 2026
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,800,227	$186,238,768	$(181,136,094)	$-	$-	$25,902,901	$809,013 *
Invesco Private Prime Fund	54,108,381	418,078,333	(389,668,197)	(204)	(13,827)	82,504,486	2,183,160 *
Total	$75,449,755	$637,081,717	$(603,668,844)	$(204)	$(13,827)	$108,848,597	$3,011,029

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Zacks Mid-Cap ETF (CZA)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-7.66%
Aramark	23,562	$1,076,548
Deckers Outdoor Corp.(b)	14,226	1,453,897
Las Vegas Sands Corp.	63,456	3,465,332
Trip.com Group Ltd., ADR (China)(b)(c)	62,100	3,366,441
Viking Holdings Ltd.(b)(c)	39,574	3,241,506
Yum China Holdings, Inc. (China)(c)	34,182	1,656,118
		14,259,842
Consumer Staples-2.91%
Performance Food Group Co.(b)	13,962	1,264,399
Smithfield Foods, Inc.	32,898	864,559
Sysco Corp.	44,068	3,292,320
		5,421,278
Energy-0.79%
Plains All American Pipeline L.P.	63,474	1,461,172
Financials-26.03%
American International Group, Inc.	50,247	3,758,476
Annaly Capital Management, Inc.	66,305	1,518,384
Arch Capital Group Ltd.(b)	32,623	3,081,569
AXIS Capital Holdings Ltd.	6,801	682,888
Cincinnati Financial Corp.	14,637	2,394,613
CNA Financial Corp.(c)	25,047	1,208,017
Credicorp Ltd. (Peru)	7,280	2,359,958
First Horizon Corp.	43,270	1,080,019
Fiserv, Inc.(b)	51,377	3,218,769
Hartford Insurance Group, Inc. (The)	25,364	3,470,049
Huntington Bancshares, Inc.	186,265	3,121,801
KeyCorp	99,469	2,199,260
Northern Trust Corp.	17,045	2,835,265
Popular, Inc.	5,984	899,575
Prudential Financial, Inc.	31,771	3,117,053
Regions Financial Corp.	90,145	2,573,640
RenaissanceRe Holdings Ltd. (Bermuda)	3,965	1,217,136
State Street Corp.	25,295	3,866,088
Unum Group	14,913	1,198,707
Virtu Financial, Inc., Class A	13,866	688,586
Voya Financial, Inc.(c)	8,465	693,791
Willis Towers Watson PLC	8,977	2,299,907
XP, Inc., Class A (Brazil)(c)	49,219	943,036
		48,426,587
Health Care-11.68%
Agilent Technologies, Inc.	25,915	2,994,478
Biogen, Inc.(b)	13,032	2,466,697
Centene Corp.(b)	47,129	2,530,356
Encompass Health Corp.	9,116	911,600
Ensign Group, Inc. (The)	5,366	1,001,779
GE HealthCare Technologies, Inc.	41,534	2,526,929
Humana, Inc.	10,889	2,574,595
ICON PLC(b)	7,306	864,519
IQVIA Holdings, Inc.(b)	15,554	2,463,287
Tenet Healthcare Corp.(b)	8,334	1,476,118
West Pharmaceutical Services, Inc.	6,438	1,915,884
		21,726,242
Industrials-16.06%
AECOM	12,315	1,035,691
	Shares	Value
Industrials-(continued)
AerCap Holdings N.V. (Ireland)	15,306	$2,176,666
Applied Industrial Technologies, Inc.	3,397	1,038,633
Armstrong World Industries, Inc.	3,980	678,152
Crane Co.	5,407	960,986
Donaldson Co., Inc.	10,689	942,449
Dover Corp.	12,619	2,857,068
EnerSys	3,365	717,620
Graco, Inc.	15,360	1,232,947
IDEX Corp.	6,745	1,469,398
Kirby Corp.(b)	4,809	723,947
Lincoln Electric Holdings, Inc.	5,090	1,348,850
Nordson Corp.	5,173	1,492,152
Paylocity Holding Corp.(b)(c)	5,108	538,843
Pentair PLC	15,361	1,239,786
SPX Technologies, Inc.(b)	4,345	951,164
Terex Corp.(c)	10,384	645,885
Textron, Inc.	16,256	1,559,926
TFI International, Inc. (Canada)	7,220	1,033,760
Timken Co. (The)	6,277	696,056
Veralto Corp.	23,773	2,096,779
Watts Water Technologies, Inc., Class A	3,109	933,197
Xylem, Inc.	22,913	2,707,400
Zurn Elkay Water Solutions Corp.	15,308	795,404
		29,872,759
Information Technology-8.04%
Flex Ltd.(b)	32,720	2,995,516
Roper Technologies, Inc.	9,695	3,439,883
TD SYNNEX Corp.	7,214	1,646,091
Teledyne Technologies, Inc.(b)	4,366	2,819,781
Trimble, Inc.(b)	21,958	1,478,213
Zoom Communications, Inc., Class A(b)	26,609	2,585,064
		14,964,548
Materials-5.93%
Amrize Ltd.(b)	49,622	2,668,671
AptarGroup, Inc.	5,846	723,033
Avery Dennison Corp.	6,877	1,127,347
Ball Corp.	23,808	1,454,193
DuPont de Nemours, Inc.	35,258	1,609,880
Reliance, Inc.	4,692	1,700,850
RPM International, Inc.	11,349	1,156,349
Triple Flag Precious Metals Corp. (Canada)	18,671	595,792
		11,036,115
Real Estate-9.76%
EastGroup Properties, Inc.	4,960	997,952
Equity Residential	34,391	2,248,483
Essex Property Trust, Inc.	5,941	1,563,731
Extra Space Storage, Inc.	19,706	2,824,461
Federal Realty Investment Trust	8,024	889,862
FirstService Corp. (Canada)(c)	4,163	557,051
Invitation Homes, Inc.	55,965	1,610,113
NNN REIT, Inc.	17,919	784,673
SBA Communications Corp., Class A	10,366	2,292,959
Sun Communities, Inc.	11,752	1,502,376
VICI Properties, Inc.	98,731	2,882,945
		18,154,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
April 30, 2026
	Shares	Value
Utilities-11.13%
Atmos Energy Corp.	15,241	$2,895,485
Axia Energia S.A., ADR (Brazil)(c)	204,013	2,560,363
DTE Energy Co.	19,070	2,892,728
Eversource Energy	34,441	2,434,979
NiSource, Inc.	44,327	2,140,108
PG&E Corp.	204,909	3,405,588
Public Service Enterprise Group, Inc.	46,016	3,757,666
Southwest Gas Holdings, Inc.	6,527	613,864
		20,700,781
Total Common Stocks & Other Equity Interests (Cost $171,509,090)		186,023,930
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e) (Cost $148,481)	148,481	148,481
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $171,657,571)		186,172,411
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.14%
Invesco Private Government Fund, 3.63%(d)(e)(f)	3,176,170	$3,176,170
Invesco Private Prime Fund, 3.78%(d)(e)(f)	8,247,544	8,248,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,424,539)		11,424,539
TOTAL INVESTMENTS IN SECURITIES-106.21% (Cost $183,082,110)		197,596,950
OTHER ASSETS LESS LIABILITIES-(6.21)%		(11,551,940)
NET ASSETS-100.00%		$186,045,010

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Invesco Ltd.	$697,949	$1,287,505	$(2,152,068)	$127,715	$38,899	$-	$28,934
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	271,525	5,560,445	(5,683,489)	-	-	148,481	7,747
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,176	43,852,426	(42,863,432)	-	-	3,176,170	71,169 *
Invesco Private Prime Fund	5,676,467	97,873,471	(95,302,209)	110	530	8,248,369	192,503 *
Total	$8,833,117	$148,573,847	$(146,001,198)	$127,825	$39,429	$11,573,020	$300,353

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Zacks Multi-Asset Income ETF (CVY)
April 30, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-80.49%
Communication Services-2.55%
JOYY, Inc., ADR (China)	19,023	$1,122,167
PT Telkom Indonesia (Persero) Tbk, ADR (Indonesia)	50,154	848,104
Tencent Music Entertainment Group, ADR (China)	15,711	144,070
Weibo Corp., ADR (China)(b)	113,938	958,218
		3,072,559
Consumer Discretionary-5.16%
Build-A-Bear Workshop, Inc.(b)	23,287	860,222
Gap, Inc. (The)(b)	14,370	353,358
Gentex Corp.	16,461	380,414
Harley-Davidson, Inc.(b)	20,123	480,739
Lear Corp.	5,840	742,439
Lennar Corp., Class A	6,728	607,538
Meritage Homes Corp.	10,108	680,673
Perdoceo Education Corp.(b)	24,054	816,393
Ultrapar Participacoes S.A., ADR (Brazil)(b)	215,158	1,288,796
		6,210,572
Consumer Staples-0.59%
Cal-Maine Foods, Inc.(b)	9,228	712,955
Energy-13.66%
Alliance Resource Partners L.P.	44,309	1,179,062
Black Stone Minerals L.P.	73,719	1,055,656
BP PLC, ADR	29,262	1,386,434
Diamondback Energy, Inc.	2,270	466,780
Dorchester Minerals L.P.	46,120	1,290,438
Energy Transfer L.P.	54,062	1,091,512
Enterprise Products Partners L.P.	23,170	896,679
Genesis Energy L.P.	32,982	573,557
Halliburton Co.	10,942	462,847
Matador Resources Co.	23,249	1,474,917
MPLX L.P.	18,298	1,029,628
Natural Resource Partners L.P.	2,753	325,294
Plains All American Pipeline L.P.	57,298	1,319,000
SM Energy Co.	52,308	1,623,117
Sunoco L.P.	14,429	1,004,980
Western Midstream Partners L.P.	28,665	1,246,354
		16,426,255
Financials-31.18%
Allstate Corp. (The)	5,600	1,216,656
American International Group, Inc.	9,811	733,863
AXIS Capital Holdings Ltd.	11,370	1,141,662
Banc of California, Inc.	20,395	381,998
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	23,893	528,513
Banco Santander S.A., ADR (Spain)(b)	27,239	332,043
Bank of America Corp.	7,768	415,277
Bank of New York Mellon Corp. (The)	3,360	451,483
Bank OZK	8,053	387,832
BOK Financial Corp.(b)	3,030	405,384
Commerce Bancshares, Inc.	7,502	390,329
Corebridge Financial, Inc.(b)	28,450	783,513
East West Bancorp, Inc.	6,842	865,308
Ellington Financial, Inc.	40,919	542,177
Equitable Holdings, Inc.	28,578	1,205,992
	Shares	Value
Financials-(continued)
Essent Group Ltd.(b)	19,719	$1,193,394
Everest Group Ltd.	3,459	1,234,033
F&G Annuities & Life, Inc.(b)	34,428	986,018
FactSet Research Systems, Inc.(b)	1,944	442,415
Federated Hermes, Inc., Class B	7,069	410,638
Fidelity National Information Services, Inc.	8,140	378,754
Grupo Cibest S.A., ADR (Colombia)(b)	14,875	1,014,326
Hanover Insurance Group, Inc. (The)	6,769	1,270,474
Hartford Insurance Group, Inc. (The)	8,360	1,143,732
ING Groep N.V., ADR (Netherlands)	17,815	515,388
Invesco Mortgage Capital, Inc.(b)(c)	47,126	383,134
Jackson Financial, Inc., Class A	10,740	1,243,370
Lincoln National Corp.	21,981	831,102
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	86,935	472,926
MetLife, Inc.	10,396	832,720
MGIC Investment Corp.	44,961	1,190,567
Old National Bancorp(b)	16,331	391,454
Pinnacle Financial Partners, Inc.	12,563	1,242,983
Popular, Inc.	5,586	839,743
Primerica, Inc.	4,646	1,306,780
Reinsurance Group of America, Inc.	5,379	1,137,443
Selective Insurance Group, Inc.	9,479	795,762
ServisFirst Bancshares, Inc.	4,680	372,622
SLM Corp.(b)	59,214	1,366,659
SouthState Bank Corp.	7,843	766,026
Synchrony Financial	16,600	1,264,920
Unum Group	10,933	878,795
Virtu Financial, Inc., Class A	28,759	1,428,172
Voya Financial, Inc.(b)	11,232	920,575
Wells Fargo & Co.	4,631	380,807
Western Alliance Bancorporation	13,318	1,085,950
		37,503,712
Health Care-3.72%
Cigna Group (The)	4,181	1,214,915
Elevance Health, Inc.	2,394	901,150
Humana, Inc.	4,485	1,060,433
Royalty Pharma PLC, Class A	25,877	1,296,179
		4,472,677
Industrials-6.52%
Atkore, Inc.	5,920	462,648
Concentrix Corp.(b)	38,607	919,619
Fortune Brands Innovations, Inc.(b)	6,969	282,523
Genpact Ltd.(b)	20,643	717,344
Greenbrier Cos., Inc. (The)(b)	13,303	653,444
Icahn Enterprises L.P.	161,223	1,333,314
LATAM Airlines Group S.A., ADR (Chile)(b)	5,489	260,892
Maximus, Inc.(b)	16,034	1,052,151
Owens Corning	9,279	1,144,472
Pitney Bowes, Inc.(b)	36,841	569,562
Ryder System, Inc.	1,752	444,605
		7,840,574
Information Technology-3.04%
CDW Corp.	3,119	427,022
Cognizant Technology Solutions Corp., Class A	12,826	678,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
April 30, 2026
	Shares	Value
Information Technology-(continued)
Dell Technologies, Inc., Class C	6,539	$1,366,324
Gen Digital, Inc.	35,649	687,669
Silicon Motion Technology Corp., ADR (Taiwan)	2,295	502,100
		3,661,611
Materials-4.68%
Cabot Corp.	5,170	397,883
FMC Corp.	84,641	1,301,779
Gerdau S.A., ADR (Brazil)	249,674	1,141,010
Graphic Packaging Holding Co.(b)	64,410	613,827
NewMarket Corp.	633	427,668
Silgan Holdings, Inc.(b)	16,168	655,612
Vale S.A., ADR (Brazil)(b)	66,515	1,088,186
		5,625,965
Real Estate-9.08%
Broadstone Net Lease, Inc.	35,124	695,455
CareTrust REIT, Inc.	28,926	1,141,131
DiamondRock Hospitality Co.	50,290	512,958
First Industrial Realty Trust, Inc.	18,379	1,139,682
Global Net Lease, Inc.	34,287	327,784
Healthcare Realty Trust, Inc.	57,928	1,083,254
Macerich Co. (The)(b)	32,315	702,205
Medical Properties Trust, Inc.(b)	116,220	574,127
NETSTREIT Corp.(b)	23,656	486,604
Omega Healthcare Investors, Inc.	24,930	1,170,962
Outfront Media, Inc.	23,545	726,363
Prologis, Inc.	8,372	1,188,991
W.P. Carey, Inc.	15,995	1,166,515
		10,916,031
Utilities-0.31%
National Fuel Gas Co.	4,472	377,347
Total Common Stocks & Other Equity Interests (Cost $83,502,943)		96,820,258

Closed-End Funds-9.65%
abrdn Income Credit Strategies Fund(b)	127,745	696,210
Allspring Income Opportunities Fund	35,601	237,815
Barings Global Short Duration High Yield Fund	13,744	196,127
Blackstone Strategic Credit 2027 Term Fund	27,888	314,577
DoubleLine Yield Opportunities Fund(b)	47,894	683,447
Eagle Point Income Co., Inc.	53,414	542,152
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	21,617	352,357
FS Credit Opportunities Corp.(b)	244,798	1,285,190
KKR Income Opportunities Fund(b)	59,593	675,785
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	72,026	404,786
Nuveen Credit Strategies Income Fund	186,064	904,271
Nuveen Floating Rate Income Fund	168,939	1,275,490
Nuveen Taxable Municipal Income Fund	13,279	211,136
Templeton Emerging Markets Income Fund	44,356	286,983
Tortoise Energy Infrastructure Corp.(b)	26,567	1,311,613
Western Asset Diversified Income Fund(b)	49,667	694,841
Western Asset Emerging Markets Debt Fund, Inc.	43,846	479,675
	Shares	Value

Western Asset High Income Fund II, Inc.	76,672	$308,221
Western Asset High Income Opportunity Fund, Inc.	89,284	329,458
Western Asset Inflation-Linked Opportunities & Income Fund(b)	48,768	416,479
Total Closed-End Funds (Cost $11,786,790)		11,606,613
Preferred Stocks-9.61%
Financials-8.56%
Ares Management Corp., Series B, Conv. Pfd., 6.75%	33,052	1,296,960
Bank of America Corp., Series L, Conv. Pfd., 7.25%	1,039	1,270,458
Bank of America Corp., Series QQ, Pfd., 4.25%	57,291	992,280
Bank of America Corp., Series SS, Pfd., 4.75%	26,981	525,590
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	69,630	1,256,125
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	30,754	1,364,863
M&T Bank Corp., Series J, Pfd., 7.50%	13,928	370,346
Morgan Stanley, Series O, Pfd., 4.25%(b)	64,262	1,119,444
Morgan Stanley, Series P, Pfd., 6.50%	21,494	543,153
U.S. Bancorp, Series O, Pfd., 4.50%	18,709	333,769
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	1,030	1,226,534
		10,299,522
Industrials-1.05%
Boeing Co. (The), Conv. Pfd., 6.00%	17,409	1,256,930
Total Preferred Stocks (Cost $12,219,619)		11,556,452
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d) (Cost $184,831)	184,831	184,831
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $107,694,183)		120,168,154
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.27%
Invesco Private Government Fund, 3.63%(c)(d)(e)	5,115,897	5,115,897
Invesco Private Prime Fund, 3.78%(c)(d)(e)	13,252,497	13,253,822
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,369,763)		18,369,719
TOTAL INVESTMENTS IN SECURITIES-115.17% (Cost $126,063,946)		138,537,873
OTHER ASSETS LESS LIABILITIES-(15.17)%		(18,252,394)
NET ASSETS-100.00%		$120,285,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
April 30, 2026
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$398,630	$(4,095)	$(11,146)	$(255)	$383,134	$11,333
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	41,902	7,221,212	(7,078,283)	-	-	184,831	5,912
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,331,054	67,708,600	(67,923,757)	-	-	5,115,897	172,758 *
Invesco Private Prime Fund	13,870,132	123,555,294	(124,170,669)	713	(1,648)	13,253,822	467,318 *
Total	$19,243,088	$198,883,736	$(199,176,804)	$(10,433)	$(1,903)	$18,937,684	$657,321

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities
April 30, 2026

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Assets:
Unaffiliated investments in securities, at value(a)	$1,914,860,009	$1,477,585,377	$2,477,876,039	$2,197,018,339
Affiliated investments in securities, at value	15,283,678	1,145,180	2,116,543	115,442,962
Cash	-	-	-	200
Due from broker	-	-	-	-
Receivable for:
Dividends	155,347	1,766,211	2,565,194	611,288
Securities lending	6,337	-	-	9,813
Investments sold	-	-	1,227,671	2,340,176
Fund shares sold	5,859,490	6,604,513	-	-
Expenses absorbed	-	-	120,565	-
Foreign tax reclaims	-	-	-	-
Other assets	1,334	1,282	1,492	2,044
Total assets	1,936,166,195	1,487,102,563	2,483,907,504	2,315,424,822
Liabilities:
Due to broker	-	-	-	101
Payable for:
Investments purchased	5,860,594	6,600,204	-	-
Collateral upon return of securities loaned	14,501,122	-	-	112,970,447
Fund shares repurchased	-	-	1,229,730	2,340,366
Accrued advisory fees	722,356	579,786	492,190	515,818
Accrued trustees’ and officer’s fees	157,671	212,111	85,223	97,268
Accrued expenses	336,445	299,484	506,033	727,595
Total liabilities	21,578,188	7,691,585	2,313,176	116,651,595
Net Assets	$1,914,588,007	$1,479,410,978	$2,481,594,328	$2,198,773,227
Net assets consist of:
Shares of beneficial interest	$1,841,279,508	$1,808,376,147	$2,238,076,106	$2,622,498,432
Distributable earnings (loss)	73,308,499	(328,965,169)	243,518,222	(423,725,205)
Net Assets	$1,914,588,007	$1,479,410,978	$2,481,594,328	$2,198,773,227
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,070,000	20,160,000	20,180,000	18,790,000
Net asset value	$146.49	$73.38	$122.97	$117.02
Market price	$146.50	$73.41	$123.00	$117.02
Unaffiliated investments in securities, at cost	$1,477,659,792	$1,249,887,037	$2,182,661,030	$2,024,487,855
Affiliated investments in securities, at cost	$15,284,098	$1,145,180	$2,116,543	$115,443,845
(a)Includes securities on loan with an aggregate value of:	$10,623,552	$-	$-	$112,875,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$118,814,010	$6,800,549,584	$5,189,705,221	$454,969,322	$2,752,583,084	$612,772,369	$186,023,930	$119,600,189
3,063,176	563,537,103	534,529,648	42,936,671	490,730,893	108,848,597	11,573,020	18,937,684
-	-	-	-	-	-	-	-
-	-	932	-	-	-	-	1,853

113,273	1,003,464	810,455	136,111	455,636	351,409	77,297	248,311
410	53,732	54,821	3,632	51,732	13,250	1,102	3,259
-	-	-	-	10,328,202	-	-	18,680
716,113	20,774,029	3,218,633	696,048	2,601,678	-	-	-
5,517	-	224,755	-	-	-	-	-
-	4,094	-	-	-	-	13,839	1,518
780	2,722	3,047	874	1,570	1,011	835	802
122,713,279	7,385,924,728	5,728,547,512	498,742,658	3,256,752,795	721,986,636	197,690,023	138,812,296

-	-	-	64	-	-	-	-

717,069	20,755,911	3,217,981	695,855	14,096,751	-	-	-
1,550,287	557,823,559	533,297,173	42,517,902	487,918,138	108,410,604	11,424,539	18,369,763
-	-	-	-	-	-	-	-
27,411	1,517,713	1,060,683	103,901	600,187	141,147	76,216	48,100
62,516	128,956	102,914	84,136	86,999	92,872	18,639	17,347
49,152	1,358,752	1,362,827	126,227	613,066	202,364	125,619	91,607
2,406,435	581,584,891	539,041,578	43,528,085	503,315,141	108,846,987	11,645,013	18,526,817
$120,306,844	$6,804,339,837	$5,189,505,934	$455,214,573	$2,753,437,654	$613,139,649	$186,045,010	$120,285,479

$128,434,879	$6,250,569,713	$5,141,645,188	$468,527,942	$2,494,273,065	$781,534,772	$301,029,428	$543,766,298
(8,128,035)	553,770,124	47,860,746	(13,313,369)	259,164,589	(168,395,123)	(114,984,418)	(423,480,819)
$120,306,844	$6,804,339,837	$5,189,505,934	$455,214,573	$2,753,437,654	$613,139,649	$186,045,010	$120,285,479
1,680,000	42,580,000	48,370,000	6,540,000	31,750,000	9,280,000	1,590,000	4,190,800
$71.61	$159.80	$107.29	$69.60	$86.72	$66.07	$117.01	$28.70
$71.63	$159.78	$107.28	$69.68	$86.71	$66.06	$117.01	$28.70
$105,171,791	$5,728,189,121	$4,846,708,965	$390,561,987	$2,214,869,080	$499,574,658	$171,509,090	$107,115,072
$2,642,191	$563,537,307	$534,532,875	$42,937,041	$490,732,580	$108,851,814	$11,573,020	$18,948,874
$1,551,102	$562,912,027	$533,486,923	$42,065,016	$495,166,650	$108,315,542	$11,449,658	$18,082,468

31

Statements of Operations
For the year ended April 30, 2026

	Invesco Large Cap Growth ETF (PWB)	Invesco Large Cap Value ETF (PWV)	Invesco S&P 100 Equal Weight ETF (EQWL)	Invesco S&P 500 GARP ETF (SPGP)
Investment income:
Unaffiliated dividend income	$6,044,504	$29,710,497	$38,182,693	$31,557,864
Affiliated dividend income	38,180	35,305	52,343	83,853
Securities lending income, net	46,506	7,935	12,884	169,183
Foreign withholding tax	-	-	-	-
Total investment income	6,129,190	29,753,737	38,247,920	31,810,900
Expenses:
Advisory fees	6,914,566	6,135,211	4,621,497	7,424,769
Sub-licensing fees	414,866	368,106	636,968	973,957
Accounting & administration fees	90,571	83,913	116,762	169,075
Professional fees	37,329	38,948	38,789	42,475
Printing fees	36,050	38,784	64,081	89,189
Custodian & transfer agent fees	11,242	19,126	18,697	22,831
Trustees’ and officer’s fees	36,774	44,146	27,976	35,046
Other expenses	22,246	27,109	77,034	33,633
Total expenses	7,563,644	6,755,343	5,601,804	8,790,975
Less: Waivers	(957)	(903)	(981,629)	(2,117)
Net expenses	7,562,687	6,754,440	4,620,175	8,788,858
Net investment income (loss)	(1,433,497)	22,999,297	33,627,745	23,022,042
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(67,100,103)	(26,565,055)	(28,957,077)	(143,261,498)
Affiliated investment securities	(8,836)	120	(494)	(166)
Unaffiliated in-kind redemptions	304,974,541	166,700,939	116,831,609	291,984,987
Affiliated in-kind redemptions	-	-	-	-
Foreign currencies	-	-	-	-
Net realized gain	237,865,602	140,136,004	87,874,038	148,723,323
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	276,793,479	158,707,891	244,014,770	374,830,521
Affiliated investment securities	(300)	-	-	2,112
Foreign currencies	-	-	-	-
Change in net unrealized appreciation	276,793,179	158,707,891	244,014,770	374,832,633
Net realized and unrealized gain	514,658,781	298,843,895	331,888,808	523,555,956
Net increase in net assets resulting from operations	$513,225,284	$321,843,192	$365,516,553	$546,577,998
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500 Value with Momentum ETF (SPVM)	Invesco S&P MidCap Momentum ETF (XMMO)	Invesco S&P MidCap Quality ETF (XMHQ)	Invesco S&P MidCap Value with Momentum ETF (XMVM)	Invesco S&P SmallCap Momentum ETF (XSMO)	Invesco S&P SmallCap Value with Momentum ETF (XSVM)	Invesco Zacks Mid-Cap ETF (CZA)	Invesco Zacks Multi-Asset Income ETF (CVY)

$1,898,211	$49,332,800	$42,002,794	$8,016,386	$18,904,803	$13,937,155	$3,268,294	$4,444,137
48,324	122,100	160,295	17,626	46,519	18,856	36,681	17,245
131,187	656,380	669,315	45,294	488,572	162,909	19,658	57,351
-	(184,761)	-	-	-	(9,153)	(31,754)	(41,118)
2,077,722	49,926,519	42,832,404	8,079,306	19,439,894	14,109,767	3,292,879	4,477,615

234,607	13,952,406	12,777,631	952,599	5,804,970	1,677,287	922,166	572,184
18,891	1,789,836	1,784,300	120,809	794,286	217,822	251,652	146,657
15,361	319,223	330,359	28,759	133,921	45,664	22,698	19,877
33,212	49,264	50,526	34,792	40,328	34,744	34,047	37,144
18,034	180,871	335,442	30,027	113,502	44,751	19,411	24,861
5,207	33,247	60,252	8,184	22,226	11,102	5,662	6,048
17,346	48,211	46,490	21,549	29,164	24,140	11,468	10,964
11,831	180,784	136,355	14,870	129,411	13,719	12,805	13,340
354,489	16,553,842	15,521,355	1,211,589	7,067,808	2,069,229	1,279,909	831,075
(39,091)	(3,084)	(2,747,691)	(444)	(1,170)	(480)	(197)	(149)
315,398	16,550,758	12,773,664	1,211,145	7,066,638	2,068,749	1,279,712	830,926
1,762,324	33,375,761	30,058,740	6,868,161	12,373,256	12,041,018	2,013,167	3,646,689

1,025,218	86,916,113	(76,895,498)	(9,803,394)	(47,664,573)	17,761,014	6,307,161	10,773,146
250,908	(57,489)	(38,091)	(1,771)	(57,471)	(13,827)	41,857	(1,903)
6,197,017	405,831,920	221,745,495	52,983,695	187,697,985	21,033,027	9,808,450	819,126
100,147	-	-	-	-	-	(2,428)	-
-	-	-	-	-	-	39	(3)
7,573,290	492,690,544	144,811,906	43,178,530	139,975,941	38,780,214	16,155,079	11,590,366

11,109,223	1,091,694,541	595,557,022	51,835,871	532,655,530	140,214,855	12,515,670	8,221,340
483,189	6,575	20,499	619	9,614	(204)	127,825	(10,433)
-	-	-	-	-	-	428	-
11,592,412	1,091,701,116	595,577,521	51,836,490	532,665,144	140,214,651	12,643,923	8,210,907
19,165,702	1,584,391,660	740,389,427	95,015,020	672,641,085	178,994,865	28,799,002	19,801,273
$20,928,026	$1,617,767,421	$770,448,167	$101,883,181	$685,014,341	$191,035,883	$30,812,169	$23,447,962

33

Statements of Changes in Net Assets
For the years ended April 30, 2026 and 2025

	Invesco Large Cap Growth ETF (PWB)		Invesco Large Cap Value ETF (PWV)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$(1,433,497)	$538,928	$22,999,297	$21,709,639
Net realized gain	237,865,602	121,468,393	140,136,004	83,286,168
Change in net unrealized appreciation (depreciation)	276,793,179	7,583,063	158,707,891	(43,820,141)
Net increase (decrease) in net assets resulting from operations	513,225,284	129,590,384	321,843,192	61,175,666
Distributions to Shareholders from:
Distributable earnings	(20,227)	(688,790)	(25,063,914)	(22,503,866)
Shareholder Transactions:
Proceeds from shares sold	1,598,663,643	786,726,074	1,040,982,589	661,899,690
Value of shares repurchased	(1,173,533,527)	(742,488,043)	(859,085,732)	(572,573,337)
Net increase (decrease) in net assets resulting from share transactions	425,130,116	44,238,031	181,896,857	89,326,353
Net increase (decrease) in net assets	938,335,173	173,139,625	478,676,135	127,998,153
Net assets:
Beginning of year	976,252,834	803,113,209	1,000,734,843	872,736,690
End of year	$1,914,588,007	$976,252,834	$1,479,410,978	$1,000,734,843
Changes in Shares Outstanding:
Shares sold	12,890,000	7,970,000	15,450,000	11,270,000
Shares repurchased	(9,600,000)	(7,640,000)	(12,780,000)	(9,880,000)
Shares outstanding, beginning of year	9,780,000	9,450,000	17,490,000	16,100,000
Shares outstanding, end of year	13,070,000	9,780,000	20,160,000	17,490,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 100 Equal Weight ETF (EQWL)		Invesco S&P 500 GARP ETF (SPGP)		Invesco S&P 500 Value with Momentum ETF (SPVM)
2026	2025	2026	2025	2026	2025

$33,627,745	$17,842,732	$23,022,042	$60,357,368	$1,762,324	$856,860
87,874,038	56,000,690	148,723,323	579,144,529	7,573,290	1,688,248
244,014,770	8,888,519	374,832,633	(664,043,224)	11,592,412	(490,738)
365,516,553	82,731,941	546,577,998	(24,541,327)	20,928,026	2,054,370

(32,164,485)	(17,310,552)	(24,233,096)	(59,282,455)	(1,690,557)	(848,603)

1,259,615,246	716,329,652	641,513,940	2,338,779,177	80,031,437	15,627,160
(295,724,943)	(211,133,344)	(1,747,161,856)	(4,228,738,261)	(28,565,554)	(9,932,976)
963,890,303	505,196,308	(1,105,647,916)	(1,889,959,084)	51,465,883	5,694,184
1,297,242,371	570,617,697	(583,303,014)	(1,973,782,866)	70,703,352	6,899,951

1,184,351,957	613,734,260	2,782,076,241	4,755,859,107	49,603,492	42,703,541
$2,481,594,328	$1,184,351,957	$2,198,773,227	$2,782,076,241	$120,306,844	$49,603,492

11,010,000	7,070,000	5,710,000	22,570,000	1,230,000	270,000
(2,560,000)	(2,070,000)	(15,770,000)	(41,060,000)	(440,000)	(180,000)
11,730,000	6,730,000	28,850,000	47,340,000	890,000	800,000
20,180,000	11,730,000	18,790,000	28,850,000	1,680,000	890,000

35

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco S&P MidCap Momentum ETF (XMMO)		Invesco S&P MidCap Quality ETF (XMHQ)
	2026	2025	2026	2025
Operations:
Net investment income	$33,375,761	$19,804,791	$30,058,740	$40,443,246
Net realized gain (loss)	492,690,544	38,747,655	144,811,906	221,821,000
Change in net unrealized appreciation (depreciation)	1,091,701,116	(150,556,743)	595,577,521	(675,329,461)
Net increase (decrease) in net assets resulting from operations	1,617,767,421	(92,004,297)	770,448,167	(413,065,215)
Distributions to Shareholders from:
Distributable earnings	(35,734,878)	(17,116,434)	(30,631,466)	(242,654,316)
Shareholder Transactions:
Proceeds from shares sold	3,655,662,926	3,961,804,723	804,954,045	3,251,481,196
Value of shares repurchased	(1,852,699,592)	(2,568,278,012)	(1,110,164,141)	(2,472,689,264)
Net increase (decrease) in net assets resulting from share transactions	1,802,963,334	1,393,526,711	(305,210,096)	778,791,932
Net increase (decrease) in net assets	3,384,995,877	1,284,405,980	434,606,605	123,072,401
Net assets:
Beginning of year	3,419,343,960	2,134,937,980	4,754,899,329	4,631,826,928
End of year	$6,804,339,837	$3,419,343,960	$5,189,505,934	$4,754,899,329
Changes in Shares Outstanding:
Shares sold	26,590,000	31,900,000	7,710,000	32,050,000
Shares repurchased	(13,630,000)	(21,930,000)	(10,790,000)	(25,700,000)
Shares outstanding, beginning of year	29,620,000	19,650,000	51,450,000	45,100,000
Shares outstanding, end of year	42,580,000	29,620,000	48,370,000	51,450,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P MidCap Value with Momentum ETF (XMVM)		Invesco S&P SmallCap Momentum ETF (XSMO)		Invesco S&P SmallCap Value with Momentum ETF (XSVM)
2026	2025	2026	2025	2026	2025

$6,868,161	$5,083,217	$12,373,256	$10,781,179	$12,041,018	$14,422,902
43,178,530	5,097,288	139,975,941	(58,986,689)	38,780,214	34,355,204
51,836,490	(5,256,662)	532,665,144	(23,354,062)	140,214,651	(103,815,756)
101,883,181	4,923,843	685,014,341	(71,559,572)	191,035,883	(55,037,650)

(7,248,450)	(4,661,050)	(12,683,769)	(10,398,630)	(12,257,406)	(15,212,956)

291,692,029	45,082,797	1,596,815,456	1,916,290,502	40,495,747	298,288,658
(170,018,067)	(21,756,531)	(901,253,496)	(855,312,470)	(179,358,347)	(418,178,959)
121,673,962	23,326,266	695,561,960	1,060,978,032	(138,862,600)	(119,890,301)
216,308,693	23,589,059	1,367,892,532	979,019,830	39,915,877	(190,140,907)

238,905,880	215,316,821	1,385,545,122	406,525,292	573,223,772	763,364,679
$455,214,573	$238,905,880	$2,753,437,654	$1,385,545,122	$613,139,649	$573,223,772

4,630,000	820,000	21,580,000	29,200,000	700,000	5,420,000
(2,740,000)	(400,000)	(12,280,000)	(13,810,000)	(3,260,000)	(7,780,000)
4,650,000	4,230,000	22,450,000	7,060,000	11,840,000	14,200,000
6,540,000	4,650,000	31,750,000	22,450,000	9,280,000	11,840,000

37

Statements of Changes in Net Assets—(continued)
For the years ended April 30, 2026 and 2025

	Invesco Zacks Mid-Cap ETF (CZA)		Invesco Zacks Multi-Asset Income ETF (CVY)
	2026	2025	2026	2025
Operations:
Net investment income	$2,013,167	$2,528,680	$3,646,689	$4,150,460
Net realized gain	16,155,079	17,494,508	11,590,366	3,766,971
Change in net unrealized appreciation (depreciation)	12,643,923	(8,872,062)	8,210,907	(5,480,429)
Net increase in net assets resulting from operations	30,812,169	11,151,126	23,447,962	2,437,002
Distributions to Shareholders from:
Distributable earnings	(2,829,148)	(2,455,516)	(4,585,126)	(4,591,729)
Shareholder Transactions:
Proceeds from shares sold	40,966,766	66,647,302	-	785,936
Value of shares repurchased	(62,310,771)	(89,255,552)	(5,130,531)	(5,017,005)
Net increase (decrease) in net assets resulting from share transactions	(21,344,005)	(22,608,250)	(5,130,531)	(4,231,069)
Net increase (decrease) in net assets	6,639,016	(13,912,640)	13,732,305	(6,385,796)
Net assets:
Beginning of year	179,405,994	193,318,634	106,553,174	112,938,970
End of year	$186,045,010	$179,405,994	$120,285,479	$106,553,174
Changes in Shares Outstanding:
Shares sold	370,000	630,000	-	30,000
Shares repurchased	(560,000)	(850,000)	(190,000)	(200,000)
Shares outstanding, beginning of year	1,780,000	2,000,000	4,380,800	4,550,800
Shares outstanding, end of year	1,590,000	1,780,000	4,190,800	4,380,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights
Invesco Large Cap Growth ETF (PWB)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$99.82	$84.99	$65.50	$63.70	$71.25
Net investment income (loss)(a)	(0.13)	0.06	0.19	0.25	0.04
Net realized and unrealized gain (loss) on investments	46.80	14.84	19.51	1.81	(7.55)
Total from investment operations	46.67	14.90	19.70	2.06	(7.51)
Distributions to shareholders from:
Net investment income	(0.00)(b)	(0.07)	(0.21)	(0.26)	(0.04)
Net asset value at end of year	$146.49	$99.82	$84.99	$65.50	$63.70
Market price at end of year(c)	$146.50	$99.69	$84.99	$65.48	$63.74
Net Asset Value Total Return(d)	46.75%	17.53%	30.13%	3.27%	(10.55)%
Market Price Total Return(d)	46.95%	17.38%	30.17%	3.18%	(10.50)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,914,588	$976,253	$803,113	$603,941	$613,418
Ratio to average net assets of:
Expenses	0.55%	0.55%	0.56%	0.56%	0.55%
Net investment income (loss)	(0.10)%	0.06%	0.26%	0.40%	0.05%
Portfolio turnover rate(e)	97%	92%	101%	123%	129%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Large Cap Value ETF (PWV)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$57.22	$54.21	$45.76	$46.66	$44.21
Net investment income(a)	1.23	1.28	1.13	1.07	0.99
Net realized and unrealized gain (loss) on investments	16.27	3.06	8.42	(0.85)	2.40
Total from investment operations	17.50	4.34	9.55	0.22	3.39
Distributions to shareholders from:
Net investment income	(1.34)	(1.33)	(1.10)	(1.12)	(0.94)
Net asset value at end of year	$73.38	$57.22	$54.21	$45.76	$46.66
Market price at end of year(b)	$73.41	$57.18	$54.23	$45.75	$46.66
Net Asset Value Total Return(c)	30.92%	8.00%	21.14%	0.53%	7.72%
Market Price Total Return(c)	31.07%	7.89%	21.21%	0.52%	7.75%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,479,411	$1,000,735	$872,737	$774,738	$802,083
Ratio to average net assets of:
Expenses	0.55%	0.55%	0.53%	0.55%	0.55%
Net investment income	1.87%	2.22%	2.30%	2.32%	2.12%
Portfolio turnover rate(d)	110%	103%	101%	104%	113%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco S&P 100 Equal Weight ETF (EQWL)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$100.97	$91.19	$78.76	$76.86	$77.93
Net investment income(a)	2.09	2.05	1.88	1.66	1.57
Net realized and unrealized gain (loss) on investments	21.88	9.70	12.31	1.85	(1.14)
Total from investment operations	23.97	11.75	14.19	3.51	0.43
Distributions to shareholders from:
Net investment income	(1.97)	(1.97)	(1.76)	(1.61)	(1.50)
Net asset value at end of year	$122.97	$100.97	$91.19	$78.76	$76.86
Market price at end of year(b)	$123.00	$101.23	$91.26	$78.76	$76.71
Net Asset Value Total Return(c)	23.90%	12.89%	18.19%	4.75%	0.46%
Market Price Total Return(c)	23.62%	13.10%	18.28%	4.95%	0.20%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,481,594	$1,184,352	$613,734	$218,168	$117,593
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.30%	0.30%	0.33%	0.36%	0.35%
Net investment income	1.82%	2.03%	2.21%	2.21%	1.90%
Portfolio turnover rate(d)	23%	20%	18%	17%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500 GARP ETF (SPGP)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$96.43	$100.46	$86.08	$85.51	$85.25
Net investment income(a)	0.99	1.50	1.31	1.10	0.75
Net realized and unrealized gain (loss) on investments	20.66	(4.00)	14.41	0.50	0.17 (b)
Total from investment operations	21.65	(2.50)	15.72	1.60	0.92
Distributions to shareholders from:
Net investment income	(1.06)	(1.53)	(1.34)	(1.03)	(0.66)
Net asset value at end of year	$117.02	$96.43	$100.46	$86.08	$85.51
Market price at end of year(c)	$117.02	$96.34	$100.46	$86.07	$85.51
Net Asset Value Total Return(d)	22.53%	(2.60)%	18.34%	1.96%	1.04%
Market Price Total Return(d)	22.65%	(2.69)%	18.35%	1.95%	0.94%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,198,773	$2,782,076	$4,755,859	$2,867,205	$833,750
Ratio to average net assets of:
Expenses	0.34%	0.35%	0.36%	0.34%	0.33%
Net investment income	0.90%	1.45%	1.38%	1.30%	0.83%
Portfolio turnover rate(e)	90%	69%	51%	49%	50%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco S&P 500 Value with Momentum ETF (SPVM)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$55.73	$53.38	$47.73	$51.04	$48.45
Net investment income(a)	1.43	1.20	1.08	1.22	0.84
Net realized and unrealized gain (loss) on investments	15.85	2.31	5.71	(3.22)	2.50 (b)
Total from investment operations	17.28	3.51	6.79	(2.00)	3.34
Distributions to shareholders from:
Net investment income	(1.40)	(1.16)	(1.14)	(1.31)	(0.75)
Net asset value at end of year	$71.61	$55.73	$53.38	$47.73	$51.04
Market price at end of year(c)	$71.63	$55.71	$53.41	$47.71	$50.98
Net Asset Value Total Return(d)	31.28%	6.54%	14.43%	(3.87)%	6.94%
Market Price Total Return(d)	31.36%	6.44%	14.54%	(3.80)%	6.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$120,307	$49,603	$42,704	$41,998	$57,681
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.44%	0.45%	0.58%	0.52%	0.48%
Net investment income	2.18%	2.10%	2.18%	2.50%	1.64%
Portfolio turnover rate(e)	58%	69%	73%	77%	71%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco S&P MidCap Momentum ETF (XMMO)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$115.44	$108.65	$75.06	$81.98	$85.50
Net investment income(a)	0.95	0.75	0.52	1.15	0.58
Net realized and unrealized gain (loss) on investments	44.44	6.65 (b)	33.57	(6.89)	(3.56)
Total from investment operations	45.39	7.40	34.09	(5.74)	(2.98)
Distributions to shareholders from:
Net investment income	(1.03)	(0.61)	(0.50)	(1.18)	(0.54)
Net asset value at end of year	$159.80	$115.44	$108.65	$75.06	$81.98
Market price at end of year(c)	$159.78	$115.29	$108.67	$75.05	$82.00
Net Asset Value Total Return(d)	39.49%	6.78%	45.60%	(6.97)%	(3.50)%
Market Price Total Return(d)	39.65%	6.62%	45.63%	(7.01)%	(3.49)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$6,804,340	$3,419,344	$2,134,938	$1,053,054	$894,410
Ratio to average net assets of:
Expenses	0.34%	0.33%	0.39%	0.34%	0.33%
Net investment income	0.69%	0.62%	0.58%	1.50%	0.67%
Portfolio turnover rate(e)	129%	104%	132%	129%	135%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco S&P MidCap Quality ETF (XMHQ)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$92.42	$102.70	$73.93	$70.03	$78.05
Net investment income(a)	0.61	0.73	0.76	1.03	1.00
Net realized and unrealized gain (loss) on investments	14.88	(5.90)	28.65	3.98	(8.07)
Total from investment operations	15.49	(5.17)	29.41	5.01	(7.07)
Distributions to shareholders from:
Net investment income	(0.62)	(0.74)	(0.64)	(1.11)	(0.95)
Net realized gains	-	(4.37)	-	-	-
Total distributions	(0.62)	(5.11)	(0.64)	(1.11)	(0.95)
Net asset value at end of year	$107.29	$92.42	$102.70	$73.93	$70.03
Market price at end of year(b)	$107.28	$92.32	$102.75	$73.92	$70.16
Net Asset Value Total Return(c)	16.80%	(5.32)%	39.91%	7.33%	(9.16)%
Market Price Total Return(c)	16.91%	(5.47)%	40.00%	7.11%	(9.07)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$5,189,506	$4,754,899	$4,631,827	$714,869	$329,824
Ratio to average net assets of:
Expenses, after Waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.30%	0.30%	0.31%	0.33%	0.31%
Net investment income	0.59%	0.74%	0.84%	1.46%	1.30%
Portfolio turnover rate(d)	65%	58%	62%	79%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights—(continued)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$51.38	$50.90	$42.56	$44.63	$46.41
Net investment income(a)	1.29	1.12	0.68	0.83	0.64
Net realized and unrealized gain (loss) on investments	18.28	0.38 (b)	8.41	(2.10)	(1.79)
Total from investment operations	19.57	1.50	9.09	(1.27)	(1.15)
Distributions to shareholders from:
Net investment income	(1.35)	(1.02)	(0.75)	(0.80)	(0.63)
Net asset value at end of year	$69.60	$51.38	$50.90	$42.56	$44.63
Market price at end of year(c)	$69.68	$51.30	$50.96	$42.50	$44.65
Net Asset Value Total Return(d)	38.46%	2.84%	21.48%	(2.78)%	(2.51)%
Market Price Total Return(d)	38.85%	2.56%	21.79%	(2.97)%	(2.67)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$455,215	$238,906	$215,317	$170,228	$257,070
Ratio to average net assets of:
Expenses, after Waivers	0.37%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to Waivers	0.37%	0.39%	0.41%	0.40%	0.39%
Net investment income	2.09%	2.04%	1.44%	1.88%	1.38%
Portfolio turnover rate(e)	55%	73%	82%	76%	76%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights—(continued)
Invesco S&P SmallCap Momentum ETF (XSMO)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$61.72	$57.58	$44.82	$48.07	$51.21
Net investment income(a)	0.45	0.62	0.37	0.66	0.26
Net realized and unrealized gain (loss) on investments	25.01	4.07 (b)	12.80	(3.25)	(3.20)
Total from investment operations	25.46	4.69	13.17	(2.59)	(2.94)
Distributions to shareholders from:
Net investment income	(0.46)	(0.55)	(0.41)	(0.66)	(0.20)
Net asset value at end of year	$86.72	$61.72	$57.58	$44.82	$48.07
Market price at end of year(c)	$86.71	$61.71	$57.64	$44.77	$48.05
Net Asset Value Total Return(d)	41.41%	8.11%	29.51%	(5.38)%	(5.78)%
Market Price Total Return(d)	41.42%	7.98%	29.79%	(5.45)%	(5.72)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,753,438	$1,385,545	$406,525	$177,922	$145,652
Ratio to average net assets of:
Expenses, after Waivers	0.35%	0.35%	0.39%	0.39%	0.37%
Expenses, prior to Waivers	0.35%	0.35%	0.40%	0.42%	0.37%
Net investment income	0.62%	0.96%	0.70%	1.40%	0.48%
Portfolio turnover rate(e)	121%	115%	107%	125%	147%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Financial Highlights—(continued)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$48.41	$53.76	$44.08	$50.04	$49.21
Net investment income(a)	1.18	1.02	0.89	0.68	0.74
Net realized and unrealized gain (loss) on investments	17.69	(5.27)	9.60	(5.91)	0.84 (b)
Total from investment operations	18.87	(4.25)	10.49	(5.23)	1.58
Distributions to shareholders from:
Net investment income	(1.21)	(1.10)	(0.81)	(0.73)	(0.75)
Net asset value at end of year	$66.07	$48.41	$53.76	$44.08	$50.04
Market price at end of year(c)	$66.06	$48.37	$53.82	$44.07	$50.03
Net Asset Value Total Return(d)	39.44%	(8.07)%	23.95%	(10.46)%	3.18%
Market Price Total Return(d)	39.53%	(8.25)%	24.11%	(10.47)%	3.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$613,140	$573,224	$763,365	$612,331	$711,075
Ratio to average net assets of:
Expenses	0.36%	0.36%	0.37%	0.36%	0.36%
Net investment income	2.08%	1.88%	1.79%	1.44%	1.41%
Portfolio turnover rate(e)	84%	87%	77%	86%	73%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Zacks Mid-Cap ETF (CZA)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$100.79	$96.66	$86.48	$89.72	$88.94
Net investment income(a)	1.20	1.33	1.39	1.06	1.06
Net realized and unrealized gain (loss) on investments	16.75	4.12	10.07	(2.78)	0.57
Total from investment operations	17.95	5.45	11.46	(1.72)	1.63
Distributions to shareholders from:
Net investment income	(1.73)	(1.32)	(1.28)	(1.52)	(0.85)
Net asset value at end of year	$117.01	$100.79	$96.66	$86.48	$89.72
Market price at end of year(b)	$117.01	$100.74	$96.66	$86.48	$89.97
Net Asset Value Total Return(c)	17.89%	5.60%	13.31%	(1.93)%	1.82%
Market Price Total Return(c)	17.95%	5.55%	13.31%	(2.20)%	2.12%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$186,045	$179,406	$193,319	$198,895	$211,735
Ratio to average net assets of:
Expenses	0.69%	0.69%	0.69%	0.72%	0.74%
Net investment income	1.09%	1.28%	1.54%	1.20%	1.16%
Portfolio turnover rate(d)	140%	112%	118%	122%	121%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights—(continued)
Invesco Zacks Multi-Asset Income ETF (CVY)
	Years Ended April 30,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$24.32	$24.82	$21.46	$22.65	$24.06
Net investment income(a)(b)	0.85	0.92	0.90	0.95	0.67
Net realized and unrealized gain (loss) on investments	4.60	(0.40)	3.46	(0.94)	(1.44)
Total from investment operations	5.45	0.52	4.36	0.01	(0.77)
Distributions to shareholders from:
Net investment income	(1.07)	(1.02)	(1.00)	(1.20)	(0.64)
Net asset value at end of year	$28.70	$24.32	$24.82	$21.46	$22.65
Market price at end of year(c)	$28.70	$24.33	$24.86	$21.48	$22.61
Net Asset Value Total Return(d)	22.86%	1.97%	20.83%	0.28%	(3.30)%
Market Price Total Return(d)	22.81%	1.85%	20.91%	0.56%	(3.54)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$120,285	$106,553	$112,939	$96,175	$114,150
Ratio to average net assets of:
Expenses, after Waivers(e)	0.73%	0.71%	0.64%	0.73%	0.73%
Expenses, prior to Waivers(e)	0.73%	0.72%	0.65%	0.73%	0.74%
Net investment income(b)	3.19%	3.59%	3.94%	4.37%	2.77%
Portfolio turnover rate(f)	159%	115%	117%	142%	161%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust
April 30, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Large Cap Growth ETF (PWB)	"Large Cap Growth ETF"
Invesco Large Cap Value ETF (PWV)	"Large Cap Value ETF"
Invesco S&P 100 Equal Weight ETF (EQWL)	"S&P 100 Equal Weight ETF"
Invesco S&P 500 GARP ETF (SPGP)	"S&P 500 GARP ETF"
Invesco S&P 500 Value with Momentum ETF (SPVM)	"S&P 500 Value with Momentum ETF"
Invesco S&P MidCap Momentum ETF (XMMO)	"S&P MidCap Momentum ETF"
Invesco S&P MidCap Quality ETF (XMHQ)	"S&P MidCap Quality ETF"
Invesco S&P MidCap Value with Momentum ETF (XMVM)	"S&P MidCap Value with Momentum ETF"
Invesco S&P SmallCap Momentum ETF (XSMO)	"S&P SmallCap Momentum ETF"
Invesco S&P SmallCap Value with Momentum ETF (XSVM)	"S&P SmallCap Value with Momentum ETF"
Invesco Zacks Mid-Cap ETF (CZA)	"Zacks Mid-Cap ETF"
Invesco Zacks Multi-Asset Income ETF (CVY)	"Zacks Multi-Asset Income ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Large Cap Growth ETF	Dynamic Large Cap Growth IntellidexSM Index
Large Cap Value ETF	Dynamic Large Cap Value IntellidexSM Index
S&P 100 Equal Weight ETF	S&P 100® Equal Weight Index
S&P 500 GARP ETF	S&P 500® GARP Index
S&P 500 Value with Momentum ETF	S&P 500® High Momentum Value Index
S&P MidCap Momentum ETF	S&P MidCap 400® Momentum Index
S&P MidCap Quality ETF	S&P MidCap 400® Quality Index
S&P MidCap Value with Momentum ETF	S&P MidCap 400® High Momentum Value Index
S&P SmallCap Momentum ETF	S&P SmallCap 600® Momentum Index
S&P SmallCap Value with Momentum ETF	S&P SmallCap 600® High Momentum Value Index
Zacks Mid-Cap ETF	Zacks Mid-Cap Core Index
Zacks Multi-Asset Income ETF	Zacks Multi-Asset Income Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

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A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity

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to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly (except for Zacks Mid-Cap ETF, which declares and pays dividends from net investment income, if any, to shareholders annually) and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s

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taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended April 30, 2026, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund is responsible for all of its own expenses, including, but not limited to, the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service

51

providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
In connection with each Fund’s securities lending arrangements with certain borrowers, each Fund may transfer securities and/or cash to a segregated custody account at its custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing each agreement, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure each Fund’s obligation to return the cash collateral received from the borrower at the termination of the securities loans. Such agreements are undertaken to provide the borrower with regulatory capital relief and to facilitate securities lending activity between each Fund and the borrower. Whether each Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of each Fund and the Adviser; each Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to each Fund, including each Fund’s failure to return the cash collateral to the borrower.
As of April 30, 2026, securities and/or cash with an approximate fair value of $4,325,602, $39,152,454 and $7,176,198 were held in Collateral Accounts for Invesco S&P 500 GARP ETF, Invesco S&P MidCap Quality ETF and Invesco S&P SmallCap Value with Momentum ETF, respectively. Each Fund beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended April 30, 2026, each Fund had affiliated securities lending transactions with Invesco. Fees paid

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to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Large Cap Growth ETF	$4,072
Large Cap Value ETF	864
S&P 100 Equal Weight ETF	1,264
S&P 500 GARP ETF	11,601
S&P 500 Value with Momentum ETF	13,605
S&P MidCap Momentum ETF	36,654
S&P MidCap Quality ETF	41,470
S&P MidCap Value with Momentum ETF	2,791
S&P SmallCap Momentum ETF	34,781
S&P SmallCap Value with Momentum ETF	9,876
Zacks Mid-Cap ETF	1,487
Zacks Multi-Asset Income ETF	4,442

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

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unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Closed-End Fund Risk. For Zacks Multi-Asset Income ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Growth Investing Risk. For certain Funds, the market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

54

viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Master Limited Partnership Risk. Certain Funds may invest in master limited partnerships (“MLPs”). An MLP is an entity that is classified as a partnership under the Internal Revenue Code and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in a partnership structure, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Securities issued by MLPs may experience limited trading volumes and may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) than corporations under state laws, and may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

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Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary, and at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF accrues daily and pays monthly to the Adviser an annual fee of 0.29% of the Fund’s average daily net assets. Each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF accrues daily and pays monthly to the Adviser an annual fee of 0.25% of the Fund’s average daily net assets. Each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF accrues daily and pays monthly to the Adviser an annual fee of 0.50% of the Fund’s average daily net assets.
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each Fund, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each of S&P 500 GARP ETF, S&P 500 Value with Momentum ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF and S&P SmallCap Value with Momentum ETF from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), through at least August 31, 2028. The Expense Cap for each of S&P 100 Equal Weight ETF and S&P MidCap Quality ETF is 0.25% of the Fund’s average daily net assets per year, through at least August 31, 2028. The Expense Cap for each of Large Cap Growth ETF, Large Cap Value ETF, Zacks Mid-Cap ETF, and Zacks Multi-Asset Income ETF is 0.60% of the Fund’s average daily net assets per year through at least August 31, 2028, and sub-licensing fees are excluded from the expenses subject to the Expense Cap for these Funds in addition to the excluded expenses above. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the fiscal year ended April 30, 2026 under this Expense Cap for Large Cap Growth ETF, Large Cap Value ETF, S&P 500 GARP ETF, S&P MidCap Momentum ETF, S&P MidCap Value with Momentum ETF, S&P SmallCap Momentum ETF, S&P SmallCap Value with Momentum ETF, Zacks Mid-Cap ETF and Zacks Multi-Asset Income ETF.
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the fiscal year ended April 30, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Large Cap Growth ETF	$957

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Large Cap Value ETF	$903
S&P 100 Equal Weight ETF	981,629
S&P 500 GARP ETF	2,117
S&P 500 Value with Momentum ETF	39,091
S&P MidCap Momentum ETF	3,084
S&P MidCap Quality ETF	2,747,691
S&P MidCap Value with Momentum ETF	444
S&P SmallCap Momentum ETF	1,170
S&P SmallCap Value with Momentum ETF	480
Zacks Mid-Cap ETF	197
Zacks Multi-Asset Income ETF	149
The fees waived and/or expenses borne by the Adviser pursuant to the Expense Cap are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Funds, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of April 30, 2026 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		4/30/27	4/30/28	4/30/29
S&P 100 Equal Weight ETF	$1,756,215	$318,934	$456,983	$980,298
S&P 500 Value with Momentum ETF	143,855	73,164	31,707	38,984
S&P MidCap Quality ETF	6,992,470	1,257,926	2,990,848	2,743,696
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Large Cap Growth ETF	ICE Data Indices, LLC
Large Cap Value ETF	ICE Data Indices, LLC
S&P 100 Equal Weight ETF	S&P Dow Jones Indices LLC
S&P 500 GARP ETF	S&P Dow Jones Indices LLC
S&P 500 Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Momentum ETF	S&P Dow Jones Indices LLC
S&P MidCap Quality ETF	S&P Dow Jones Indices LLC
S&P MidCap Value with Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Momentum ETF	S&P Dow Jones Indices LLC
S&P SmallCap Value with Momentum ETF	S&P Dow Jones Indices LLC
Zacks Mid-Cap ETF	Zacks Investment Research, Inc.
Zacks Multi-Asset Income ETF	Zacks Investment Research, Inc.
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are required to pay the sub-licensing fees that are shown on the Statements of Operations. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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For the fiscal year ended April 30, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Large Cap Growth ETF	$82,482
Large Cap Value ETF	97,141
S&P 100 Equal Weight ETF	29,639
S&P 500 GARP ETF	73,216
S&P 500 Value with Momentum ETF	9,038
S&P MidCap Momentum ETF	166,976
S&P MidCap Quality ETF	71,331
S&P MidCap Value with Momentum ETF	16,448
S&P SmallCap Momentum ETF	123,516
S&P SmallCap Value with Momentum ETF	125,832
Zacks Mid-Cap ETF	45,149
Zacks Multi-Asset Income ETF	61,240
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026, for each Fund (except for Large Cap Value ETF and S&P 100 Equal Weight ETF). As of April 30, 2026, all of the securities in Large Cap Value ETF and S&P 100 Equal Weight ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,914,860,009	$-	$-	$1,914,860,009
Money Market Funds	782,976	14,500,702	-	15,283,678
Total Investments	$1,915,642,985	$14,500,702	$-	$1,930,143,687
S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,197,018,339	$-	$-	$2,197,018,339
Money Market Funds	2,473,398	112,969,564	-	115,442,962
Total Investments	$2,199,491,737	$112,969,564	$-	$2,312,461,301

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	Level 1	Level 2	Level 3	Total
S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$120,250,423	$-	$-	$120,250,423
Money Market Funds	76,570	1,550,193	-	1,626,763
Total Investments	$120,326,993	$1,550,193	$-	$121,877,186
S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,800,549,584	$-	$-	$6,800,549,584
Money Market Funds	5,713,748	557,823,355	-	563,537,103
Total Investments	$6,806,263,332	$557,823,355	$-	$7,364,086,687
S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,189,705,221	$-	$-	$5,189,705,221
Money Market Funds	1,235,702	533,293,946	-	534,529,648
Total Investments	$5,190,940,923	$533,293,946	$-	$5,724,234,869
S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$454,969,322	$-	$-	$454,969,322
Money Market Funds	419,139	42,517,532	-	42,936,671
Total Investments	$455,388,461	$42,517,532	$-	$497,905,993
S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,752,583,084	$-	$-	$2,752,583,084
Money Market Funds	2,814,442	487,916,451	-	490,730,893
Total Investments	$2,755,397,526	$487,916,451	$-	$3,243,313,977
S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$612,772,369	$-	$-	$612,772,369
Money Market Funds	441,210	108,407,387	-	108,848,597
Total Investments	$613,213,579	$108,407,387	$-	$721,620,966
Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$186,023,930	$-	$-	$186,023,930
Money Market Funds	148,481	11,424,539	-	11,573,020
Total Investments	$186,172,411	$11,424,539	$-	$197,596,950
Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,820,258	$-	$-	$96,820,258
Closed-End Funds	11,606,613	-	-	11,606,613
Preferred Stocks	11,556,452	-	-	11,556,452
Money Market Funds	184,831	18,369,719	-	18,554,550
Total Investments	$120,168,154	$18,369,719	$-	$138,537,873
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*	Long-Term Capital Gains
Large Cap Growth ETF	$20,227	$688,790	$-
Large Cap Value ETF	25,063,914	22,503,866	-
S&P 100 Equal Weight ETF	32,164,485	17,310,552	-
S&P 500 GARP ETF	24,233,095	59,282,455	-
S&P 500 Value with Momentum ETF	1,690,557	848,603	-

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	2026	2025
	Ordinary Income*	Ordinary Income*	Long-Term Capital Gains
S&P MidCap Momentum ETF	$35,734,879	$17,116,434	$-
S&P MidCap Quality ETF	30,631,466	242,039,818	614,498
S&P MidCap Value with Momentum ETF	7,248,450	4,661,050	-
S&P SmallCap Momentum ETF	12,683,769	10,398,630	-
S&P SmallCap Value with Momentum ETF	12,257,406	15,212,956	-
Zacks Mid-Cap ETF	2,829,148	2,455,516	-
Zacks Multi-Asset Income ETF	4,585,126	4,591,729	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Large Cap Growth ETF	$-	$(156,346)	$427,446,703	$-	$(353,197,893)	$(783,965)	$1,841,279,508	$1,914,588,007
Large Cap Value ETF	3,074,193	(210,914)	220,277,095	-	(552,105,543)	-	1,808,376,147	1,479,410,978
S&P 100 Equal Weight ETF	2,760,721	(83,695)	269,934,341	-	(29,093,145)	-	2,238,076,106	2,481,594,328
S&P 500 GARP ETF	-	(95,011)	160,882,517	-	(584,512,711)	-	2,622,498,432	2,198,773,227
S&P 500 Value with Momentum ETF	99,939	(62,055)	13,868,083	-	(22,034,002)	-	128,434,879	120,306,844
S&P MidCap Momentum ETF	863,888	(125,578)	1,055,185,034	-	(502,153,220)	-	6,250,569,713	6,804,339,837
S&P MidCap Quality ETF	1,462,480	(98,994)	312,694,436	-	(266,197,176)	-	5,141,645,188	5,189,505,934
S&P MidCap Value with Momentum ETF	63,238	(83,528)	63,253,862	-	(76,546,941)	-	468,527,942	455,214,573
S&P SmallCap Momentum ETF	125,589	(85,302)	526,903,450	-	(267,779,148)	-	2,494,273,065	2,753,437,654
S&P SmallCap Value with Momentum ETF	215,171	(92,061)	112,287,886	-	(280,806,119)	-	781,534,772	613,139,649
Zacks Mid-Cap ETF	593,711	(18,123)	13,943,615	1,099	(129,504,720)	-	301,029,428	186,045,010
Zacks Multi-Asset Income ETF	1,096,578	(831,006)	12,676,072	-	(436,422,463)	-	543,766,298	120,285,479
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of April 30, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Large Cap Growth ETF	$352,214,521	$983,372	$353,197,893
Large Cap Value ETF	477,416,030	74,689,513	552,105,543
S&P 100 Equal Weight ETF	9,969,326	19,123,819	29,093,145
S&P 500 GARP ETF	301,066,329	283,446,382	584,512,711
S&P 500 Value with Momentum ETF	14,962,332	7,071,670	22,034,002
S&P MidCap Momentum ETF	485,114,883	17,038,337	502,153,220
S&P MidCap Quality ETF	266,197,176	-	266,197,176
S&P MidCap Value with Momentum ETF	53,896,059	22,650,882	76,546,941
S&P SmallCap Momentum ETF	267,779,148	-	267,779,148
S&P SmallCap Value with Momentum ETF	203,281,810	77,524,309	280,806,119
Zacks Mid-Cap ETF	125,679,226	3,825,494	129,504,720
Zacks Multi-Asset Income ETF	360,634,984	75,787,479	436,422,463

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

60

NOTE 6—Investment Transactions
For the fiscal year ended April 30, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Large Cap Growth ETF	$1,343,269,570	$1,348,819,467
Large Cap Value ETF	1,360,958,991	1,354,324,894
S&P 100 Equal Weight ETF	427,622,754	425,169,511
S&P 500 GARP ETF	2,280,404,229	2,286,019,030
S&P 500 Value with Momentum ETF	46,808,209	47,004,191
S&P MidCap Momentum ETF	6,232,512,041	6,233,283,196
S&P MidCap Quality ETF	3,285,959,490	3,279,816,942
S&P MidCap Value with Momentum ETF	179,463,480	180,796,518
S&P SmallCap Momentum ETF	2,420,046,530	2,427,077,788
S&P SmallCap Value with Momentum ETF	484,797,510	481,674,100
Zacks Mid-Cap ETF	256,958,640	257,537,525
Zacks Multi-Asset Income ETF	181,440,079	181,589,829
For the fiscal year ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Large Cap Growth ETF	$1,597,332,793	$1,167,612,484
Large Cap Value ETF	1,032,397,465	858,265,338
S&P 100 Equal Weight ETF	1,256,791,537	295,985,456
S&P 500 GARP ETF	638,672,328	1,741,056,333
S&P 500 Value with Momentum ETF	79,983,872	28,233,201
S&P MidCap Momentum ETF	3,652,226,784	1,850,934,569
S&P MidCap Quality ETF	803,866,067	1,112,806,329
S&P MidCap Value with Momentum ETF	291,161,658	168,345,764
S&P SmallCap Momentum ETF	1,595,457,884	889,790,673
S&P SmallCap Value with Momentum ETF	40,452,216	178,633,971
Zacks Mid-Cap ETF	40,949,713	62,183,416
Zacks Multi-Asset Income ETF	-	4,619,508
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Large Cap Growth ETF	$471,533,926	$(44,087,223)	$427,446,703	$1,502,696,984
Large Cap Value ETF	234,896,725	(14,619,630)	220,277,095	1,258,453,462
S&P 100 Equal Weight ETF	390,698,300	(120,763,959)	269,934,341	2,210,058,241
S&P 500 GARP ETF	359,969,509	(199,086,992)	160,882,517	2,151,578,784
S&P 500 Value with Momentum ETF	16,178,887	(2,310,804)	13,868,083	108,009,103
S&P MidCap Momentum ETF	1,176,011,545	(120,826,511)	1,055,185,034	6,308,901,653
S&P MidCap Quality ETF	802,637,966	(489,943,530)	312,694,436	5,411,540,433
S&P MidCap Value with Momentum ETF	73,134,855	(9,880,993)	63,253,862	434,652,131
S&P SmallCap Momentum ETF	559,948,397	(33,044,947)	526,903,450	2,716,410,527
S&P SmallCap Value with Momentum ETF	127,839,471	(15,551,585)	112,287,886	609,333,080
Zacks Mid-Cap ETF	18,967,902	(5,024,287)	13,943,615	183,653,335
Zacks Multi-Asset Income ETF	17,437,361	(4,761,289)	12,676,072	125,861,801

61

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships and in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended April 30, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Large Cap Growth ETF	$643,700	$(299,477,548)	$298,833,848
Large Cap Value ETF	3,435,787	(168,941,815)	165,506,028
S&P 100 Equal Weight ETF	-	(114,321,051)	114,321,051
S&P 500 GARP ETF	105,460	(283,139,010)	283,033,550
S&P 500 Value with Momentum ETF	-	(6,280,653)	6,280,653
S&P MidCap Momentum ETF	-	(400,077,192)	400,077,192
S&P MidCap Quality ETF	-	(212,420,818)	212,420,818
S&P MidCap Value with Momentum ETF	-	(52,090,929)	52,090,929
S&P SmallCap Momentum ETF	-	(177,187,604)	177,187,604
S&P SmallCap Value with Momentum ETF	1	(20,657,290)	20,657,289
Zacks Mid-Cap ETF	814,997	(10,321,855)	9,506,858
Zacks Multi-Asset Income ETF	951,451	(1,777,101)	825,650
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

62

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Quality ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF, Invesco S&P SmallCap Value with Momentum ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Large Cap Growth ETF, Invesco Large Cap Value ETF, Invesco S&P 100 Equal Weight ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Quality ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF, Invesco S&P SmallCap Value with Momentum ETF, Invesco Zacks Mid-Cap ETF and Invesco Zacks Multi-Asset Income ETF (twelve of the funds constituting Invesco Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
June 25, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

63

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Large Cap Growth ETF	0%	0%	0%	0%	0%
Invesco Large Cap Value ETF	0%	100%	100%	0%	0%
Invesco S&P 100 Equal Weight ETF	0%	100%	100%	0%	0%
Invesco S&P 500 GARP ETF	0%	100%	100%	0%	0%
Invesco S&P 500 Value with Momentum ETF	0%	96%	96%	0%	0%
Invesco S&P MidCap Momentum ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap Quality ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap Value with Momentum ETF	1%	99%	98%	0%	0%
Invesco S&P SmallCap Momentum ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap Value with Momentum ETF	12%	88%	85%	0%	0%
Invesco Zacks Mid-Cap ETF	12%	88%	77%	0%	0%
Invesco Zacks Multi-Asset Income ETF	7%	53%	41%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

64

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack AchieversTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco RAFI US 1000 ETF
Invesco RAFI US 1500 Small-Mid ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018 or May 18, 2018, as applicable, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded

65

Approval of Investment Advisory Contracts—(continued)
that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is as follows:
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.29%

66

Approval of Investment Advisory Contracts—(continued)
Fund	Contractual Advisory Fee (as a percentage of the Fund’s average daily net assets)
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.40%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.50%
The Trustees noted that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), at least until August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco S&P 500® Quality ETF	0.15%
Invesco S&P 100 Equal Weight ETF Invesco S&P MidCap Quality ETF	0.25%

67

Approval of Investment Advisory Contracts—(continued)
Fund	Expense Cap
Invesco RAFI US 1000 ETF Invesco RAFI US 1500 Small-Mid ETF Invesco S&P 500 GARP ETF Invesco S&P 500 Value with Momentum ETF Invesco S&P MidCap Momentum ETF Invesco S&P MidCap Value with Momentum ETF Invesco S&P SmallCap Momentum ETF Invesco S&P SmallCap Value with Momentum ETF	0.39%
Invesco Dividend Achievers™ ETF Invesco High Yield Equity Dividend Achievers™ ETF Invesco International Dividend Achievers™ ETF	0.50%
Invesco Aerospace & Defense ETF
Invesco AI and Next Gen Software ETF
Invesco Biotechnology & Genome ETF
Invesco Building & Construction ETF
Invesco BuyBack Achievers™ETF
Invesco Dorsey Wright Basic Materials Momentum ETF
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Invesco Dorsey Wright Consumer Staples Momentum ETF
Invesco Dorsey Wright Energy Momentum ETF
Invesco Dorsey Wright Financial Momentum ETF
Invesco Dorsey Wright Healthcare Momentum ETF
Invesco Dorsey Wright Industrials Momentum ETF
Invesco Dorsey Wright Momentum ETF
Invesco Dorsey Wright Technology Momentum ETF
Invesco Dorsey Wright Utilities Momentum ETF
Invesco Energy Exploration & Production ETF
Invesco Financial Preferred ETF
Invesco Food & Beverage ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco Large Cap Growth ETF
Invesco Large Cap Value ETF
Invesco Leisure and Entertainment ETF
Invesco MSCI Sustainable Future ETF
Invesco Next Gen Media and Gaming ETF
Invesco Oil & Gas Services ETF
Invesco Pharmaceuticals ETF
Invesco S&P Spin-Off ETF
Invesco Semiconductors ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
0.60%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the contractual advisory fees for all of the Funds, except for Invesco WilderHill Clean Energy ETF, were lower than the median net advisory fees of their open-end actively-managed peer funds and that the contractual advisory fee for Invesco WilderHill Clean Energy ETF was equal to the median net advisory fee of its open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X

68

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF			X
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF	X	N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF	X		X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF			X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF	X	X	X
Invesco WilderHill Clean Energy ETF		X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF	X		X

69

Approval of Investment Advisory Contracts—(continued)
*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the licensing fees paid by the Funds and noted those Funds for which license fees are subject to the Funds’ Expense Caps.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Aerospace & Defense ETF			X
Invesco AI and Next Gen Software ETF	X	N/A	X
Invesco Biotechnology & Genome ETF			X
Invesco Building & Construction ETF			X
Invesco BuyBack AchieversTM ETF			X
Invesco Dividend AchieversTM ETF
Invesco Dorsey Wright Basic Materials Momentum ETF			X
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF			X
Invesco Dorsey Wright Consumer Staples Momentum ETF			X
Invesco Dorsey Wright Energy Momentum ETF			X
Invesco Dorsey Wright Financial Momentum ETF			X
Invesco Dorsey Wright Healthcare Momentum ETF			X
Invesco Dorsey Wright Industrials Momentum ETF			X
Invesco Dorsey Wright Momentum ETF		X	X
Invesco Dorsey Wright Technology Momentum ETF			X
Invesco Dorsey Wright Utilities Momentum ETF			X
Invesco Energy Exploration & Production ETF			X
Invesco Financial Preferred ETF			X
Invesco Food & Beverage ETF			X
Invesco Global Listed Private Equity ETF		N/A	X
Invesco Golden Dragon China ETF		N/A	X
Invesco High Yield Equity Dividend AchieversTM ETF			X
Invesco International Dividend AchieversTM ETF			X
Invesco Large Cap Growth ETF			X
Invesco Large Cap Value ETF		X	X
Invesco Leisure and Entertainment ETF			X
Invesco MSCI Sustainable Future ETF			X
Invesco Next Gen Media and Gaming ETF			X
Invesco Oil & Gas Services ETF			X
Invesco Pharmaceuticals ETF			X
Invesco RAFI US 1000 ETF	X		X
Invesco RAFI US 1500 Small-Mid ETF			X
Invesco S&P 100 Equal Weight ETF		X	X
Invesco S&P 500 GARP ETF	X		X
Invesco S&P 500® Quality ETF	X		X
Invesco S&P 500 Value with Momentum ETF			X
Invesco S&P MidCap Momentum ETF			X
Invesco S&P MidCap Quality ETF			X

70

Approval of Investment Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P MidCap Value with Momentum ETF		X	X
Invesco S&P SmallCap Momentum ETF			X
Invesco S&P SmallCap Value with Momentum ETF		X	X
Invesco S&P Spin-Off ETF			X
Invesco Semiconductors ETF			X
Invesco Water Resources ETF		X	X
Invesco WilderHill Clean Energy ETF		X	X
Invesco Zacks Mid-Cap ETF			X
Invesco Zacks Multi-Asset Income ETF			X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Global Listed Private Equity ETF’s, Invesco Zacks Multi-Asset Income ETF’s, Invesco Oil & Gas Services ETF’s, Invesco Dorsey Wright Financial Momentum ETF’s, Invesco Large Cap Value ETF’s and Invesco Energy Exploration & Production ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to that of Invesco RAFI US 1000 ETF and Invesco S&P 500® Quality ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.

71

Approval of Investment Advisory Contracts—(continued)
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

72

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory Contracts section of this report.

73

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SF-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 6, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 6, 2026